UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Seasons Series Trust
SA Allocation Aggressive
(formerly SA Allocation Growth)
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 1)*	$12	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.18% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.39% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Aggressive Portfolio (Class 1)	5.18%	12.19%	8.65%
Russell 3000® Index	7.22%	18.18%	13.15%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	6.39%	13.00%	9.43%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$458M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546281 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Aggressive
(formerly SA Allocation Growth)
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 3)*	$38	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.85% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.39% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Aggressive Portfolio (Class 3)	4.85%	11.92%	7.11%
Russell 3000® Index	7.22%	18.18%	11.80%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	6.39%	13.00%	8.41%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$458M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546786 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Balanced
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$14	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.03% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 5.72% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Balanced Portfolio (Class 1)	5.03%	6.26%	5.16%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.18%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	5.72%	6.34%	5.49%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546299 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Balanced
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$40	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.77% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 5.72% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Balanced Portfolio (Class 3)	4.77%	6.01%	4.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	5.72%	6.34%	5.14%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546752 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderate
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$13	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.06% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.01% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderate Portfolio (Class 1)	5.06%	8.50%	6.56%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.18%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	6.01%	8.88%	7.05%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$261M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546265 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderate
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$39	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.82% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.01% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderate Portfolio (Class 3)	4.82%	8.24%	5.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	6.01%	8.88%	6.45%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$261M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546760 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderately Aggressive
(formerly SA Allocation Moderate Growth)
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 1)*	$12	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.22% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.16% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderately Aggressive Portfolio (Class 1)	5.22%	10.02%	7.42%
Russell 3000® Index	7.22%	18.18%	13.15%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	6.16%	10.50%	7.98%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546273 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderately Aggressive
(formerly SA Allocation Moderate Growth)
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 3)*	$38	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 5.00% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.16% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderately Aggressive Portfolio (Class 3)	5.00%	9.73%	6.16%
Russell 3000® Index	7.22%	18.18%	11.80%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	6.16%	10.50%	7.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546778 (05/25)
Seasons Series Trust

Seasons Series Trust
SA American Century Inflation Managed
(formerly SA American Century Inflation Protection)
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 1)*	$61	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.78% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.17% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market. Inflation expectations (measured by 5- and 10-year breakeven rates) ended the 12 months modestly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized credit; investment-grade credit
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS); nominal government
In aggregate:  | duration and yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 1)	5.78%	1.99%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$530M
Total number of portfolio holdings	161
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	76.0%
Short-Term Investments	7.7%
Collateralized Mortgage Obligations	7.4%
Other Asset Backed Securities	2.6%
Banks	2.6%
Diversified Financial Services	1.0%
Insurance	0.7%
Electric	0.6%
Machinery-Construction & Mining	0.5%
Healthcare-Services	0.3%
Auto Manufacturers	0.3%
Software	0.3%
Municipal Securities	0.3%
Savings & Loans	0.3%
REITS	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA American Century Inflation Managed Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546315 (05/25)
Seasons Series Trust

Seasons Series Trust
SA American Century Inflation Managed
(formerly SA American Century Inflation Protection)
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 3)*	$86	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 5.57% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.17% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market. Inflation expectations (measured by 5- and 10-year breakeven rates) ended the 12 months modestly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized credit; investment-grade credit
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS); nominal government
In aggregate:  | duration and yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 3)	5.57%	1.75%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$530M
Total number of portfolio holdings	161
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	76.0%
Short-Term Investments	7.7%
Collateralized Mortgage Obligations	7.4%
Other Asset Backed Securities	2.6%
Banks	2.6%
Diversified Financial Services	1.0%
Insurance	0.7%
Electric	0.6%
Machinery-Construction & Mining	0.5%
Healthcare-Services	0.3%
Auto Manufacturers	0.3%
Software	0.3%
Municipal Securities	0.3%
Savings & Loans	0.3%
REITS	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA American Century Inflation Managed Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546794 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$75	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.42% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.18% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large-cap and mid-cap. However, within the small-cap space value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | utilities; health care; consumer discretionary
Security selection in the following sectors:  | energy; consumer staples; materials
Position weightings:  | Philip Morris International, Inc.; Williams Cos., Inc.; Corning, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | financials; information technology; consumer staples
Security selection in the following sectors:  | utilities; health care; consumer discretionary
Position weightings:  | AES Corp.; Applied Materials, Inc.; Teradata Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 1)	6.42%	17.60%	9.61%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	37
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.6%
Telecommunications	8.1%
Healthcare-Services	7.7%
Electric	7.5%
Pharmaceuticals	6.8%
Aerospace/Defense	6.5%
Semiconductors	5.7%
Mining	5.4%
Oil & Gas	5.1%
REITS	3.4%
Agriculture	3.3%
Retail	3.3%
Oil & Gas Services	3.1%
Insurance	3.1%
Computers	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546323 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$91	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.29% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.18% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large-cap and mid-cap. However, within the small-cap space value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | utilities; health care; consumer discretionary
Security selection in the following sectors:  | energy; consumer staples; materials
Position weightings:  | Philip Morris International, Inc.; Williams Cos., Inc.; Corning, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | financials; information technology; consumer staples
Security selection in the following sectors:  | utilities; health care; consumer discretionary
Position weightings:  | AES Corp.; Applied Materials, Inc.; Teradata Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 2)	6.29%	17.43%	9.44%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	37
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.6%
Telecommunications	8.1%
Healthcare-Services	7.7%
Electric	7.5%
Pharmaceuticals	6.8%
Aerospace/Defense	6.5%
Semiconductors	5.7%
Mining	5.4%
Oil & Gas	5.1%
REITS	3.4%
Agriculture	3.3%
Retail	3.3%
Oil & Gas Services	3.1%
Insurance	3.1%
Computers	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546612 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$101	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.18% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.18% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large-cap and mid-cap. However, within the small-cap space value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | utilities; health care; consumer discretionary
Security selection in the following sectors:  | energy; consumer staples; materials
Position weightings:  | Philip Morris International, Inc.; Williams Cos., Inc.; Corning, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | financials; information technology; consumer staples
Security selection in the following sectors:  | utilities; health care; consumer discretionary
Position weightings:  | AES Corp.; Applied Materials, Inc.; Teradata Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 3)	6.18%	17.30%	9.33%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	37
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.6%
Telecommunications	8.1%
Healthcare-Services	7.7%
Electric	7.5%
Pharmaceuticals	6.8%
Aerospace/Defense	6.5%
Semiconductors	5.7%
Mining	5.4%
Oil & Gas	5.1%
REITS	3.4%
Agriculture	3.3%
Retail	3.3%
Oil & Gas Services	3.1%
Insurance	3.1%
Computers	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546596 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
(formerly SA Putnam Asset Allocation Diversified Growth)
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)*	$94	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.33% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.76% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, U.S. equities outperformed international developed equities. The Treasury market delivered modest positive returns, as measured by the Bloomberg U.S. Treasury Index.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity put options)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)	7.33%	14.16%	8.01%
Russell 3000® Index	7.22%	18.18%	11.80%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	6.76%	13.45%	8.71%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,777
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	69%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.0%
Banks	7.3%
U.S. Government & Agency Obligations	7.2%
Software	6.7%
Semiconductors	6.1%
Computers	4.6%
Pharmaceuticals	4.6%
Insurance	3.6%
Retail	3.5%
Short-Term Investments	3.3%
Diversified Financial Services	2.8%
Electric	2.7%
REITS	2.1%
Telecommunications	2.1%
Commercial Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio. Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”). For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546505 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
(formerly SA Putnam Asset Allocation Diversified Growth)
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)*	$110	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.24% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.76% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, U.S. equities outperformed international developed equities. The Treasury market delivered modest positive returns, as measured by the Bloomberg U.S. Treasury Index.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity put options)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)	7.24%	14.01%	7.85%
Russell 3000® Index	7.22%	18.18%	11.80%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	6.76%	13.45%	8.71%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,777
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	69%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.0%
Banks	7.3%
U.S. Government & Agency Obligations	7.2%
Software	6.7%
Semiconductors	6.1%
Computers	4.6%
Pharmaceuticals	4.6%
Insurance	3.6%
Retail	3.5%
Short-Term Investments	3.3%
Diversified Financial Services	2.8%
Electric	2.7%
REITS	2.1%
Telecommunications	2.1%
Commercial Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio. Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”). For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546745 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
(formerly SA Putnam Asset Allocation Diversified Growth)
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)*	$120	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.15% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.76% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, U.S. equities outperformed international developed equities. The Treasury market delivered modest positive returns, as measured by the Bloomberg U.S. Treasury Index.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity put options)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)	7.15%	13.88%	7.74%
Russell 3000® Index	7.22%	18.18%	11.80%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	6.76%	13.45%	8.71%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,777
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	69%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.0%
Banks	7.3%
U.S. Government & Agency Obligations	7.2%
Software	6.7%
Semiconductors	6.1%
Computers	4.6%
Pharmaceuticals	4.6%
Insurance	3.6%
Retail	3.5%
Short-Term Investments	3.3%
Diversified Financial Services	2.8%
Electric	2.7%
REITS	2.1%
Telecommunications	2.1%
Commercial Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio. Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”). For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546737 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$74	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.60% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. The 10-year U.S. Treasury yields peaked at 4.8% in January 2025, before ending lower at 4.2% at the end of first quarter of 2025.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. Government; agency mortgage-backed securities. Security selection in the following sectors: financials; agency mortgage-backed securities; communications
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: consumer cyclical. In aggregate: yield curve positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)	4.60%	0.10%	1.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$642M
Total number of portfolio holdings	1,889
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.2%
Collateralized Mortgage Obligations	8.0%
Banks	5.5%
Electric	4.1%
Other Asset Backed Securities	3.0%
Foreign Government Obligations	2.2%
Oil & Gas	2.1%
Pipelines	1.2%
Repurchase Agreements	1.0%
Media	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Semiconductors	0.8%
Telecommunications	0.8%
Insurance	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546828 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$89	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.53% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. The 10-year U.S. Treasury yields peaked at 4.8% in January 2025, before ending lower at 4.2% at the end of first quarter of 2025.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. Government; agency mortgage-backed securities. Security selection in the following sectors: financials; agency mortgage-backed securities; communications
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: consumer cyclical. In aggregate: yield curve positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)	4.53%	(0.03)%	1.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$642M
Total number of portfolio holdings	1,889
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.2%
Collateralized Mortgage Obligations	8.0%
Banks	5.5%
Electric	4.1%
Other Asset Backed Securities	3.0%
Foreign Government Obligations	2.2%
Oil & Gas	2.1%
Pipelines	1.2%
Repurchase Agreements	1.0%
Media	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Semiconductors	0.8%
Telecommunications	0.8%
Insurance	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546695 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$99	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.31% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. The 10-year U.S. Treasury yields peaked at 4.8% in January 2025, before ending lower at 4.2% at the end of first quarter of 2025.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. Government; agency mortgage-backed securities. Security selection in the following sectors: financials; agency mortgage-backed securities; communications
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: consumer cyclical. In aggregate: yield curve positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)	4.31%	(0.16)%	1.20%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$642M
Total number of portfolio holdings	1,889
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.2%
Collateralized Mortgage Obligations	8.0%
Banks	5.5%
Electric	4.1%
Other Asset Backed Securities	3.0%
Foreign Government Obligations	2.2%
Oil & Gas	2.1%
Pipelines	1.2%
Repurchase Agreements	1.0%
Media	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Semiconductors	0.8%
Telecommunications	0.8%
Insurance	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546687 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Growth
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 1)*	$112	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.50% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.80% for the Blended Index (the "Performance Index") comprised of 51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc. Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Growth Portfolio (Class 1)	7.50%	8.85%	6.56%
Russell 1000® Index	7.82%	18.47%	12.18%
51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index	4.80%	12.10%	8.16%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	1,054
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	15.0%
Internet	14.8%
U.S. Government & Agency Obligations	14.7%
Biotechnology	4.6%
Repurchase Agreements	4.0%
Commercial Services	3.7%
Auto Manufacturers	3.5%
Computers	3.2%
Banks	3.2%
Diversified Financial Services	3.1%
REITS	3.0%
Healthcare-Products	2.5%
Retail	2.3%
Semiconductors	1.9%
Apparel	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546109 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Growth
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 2)*	$128	1.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.34% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.80% for the Blended Index (the "Performance Index") comprised of 51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc. Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Growth Portfolio (Class 2)	7.34%	8.69%	6.40%
Russell 1000® Index	7.82%	18.47%	12.18%
51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index	4.80%	12.10%	8.16%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	1,054
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	15.0%
Internet	14.8%
U.S. Government & Agency Obligations	14.7%
Biotechnology	4.6%
Repurchase Agreements	4.0%
Commercial Services	3.7%
Auto Manufacturers	3.5%
Computers	3.2%
Banks	3.2%
Diversified Financial Services	3.1%
REITS	3.0%
Healthcare-Products	2.5%
Retail	2.3%
Semiconductors	1.9%
Apparel	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546455 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Growth
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 3)*	$138	1.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.24% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.80% for the Blended Index (the "Performance Index") comprised of 51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc. Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Growth Portfolio (Class 3)	7.24%	8.58%	6.30%
Russell 1000® Index	7.82%	18.47%	12.18%
51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index	4.80%	12.10%	8.16%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	1,054
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	67%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	15.0%
Internet	14.8%
U.S. Government & Agency Obligations	14.7%
Biotechnology	4.6%
Repurchase Agreements	4.0%
Commercial Services	3.7%
Auto Manufacturers	3.5%
Computers	3.2%
Banks	3.2%
Diversified Financial Services	3.1%
REITS	3.0%
Healthcare-Products	2.5%
Retail	2.3%
Semiconductors	1.9%
Apparel	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546448 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Income
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 1)*	$118	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.54% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.47% for the Blended Index (the "Performance Index") comprised of 17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income Portfolio (Class 1)	6.54%	2.18%	2.94%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index	5.47%	2.87%	3.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$26M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	47.5%
Repurchase Agreements	10.7%
Collateralized Mortgage Obligations	5.9%
Software	5.0%
Internet	4.8%
Banks	3.3%
Electric	3.1%
Other Asset Backed Securities	2.6%
Oil & Gas	1.6%
Commercial Services	1.3%
Computers	1.1%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Auto Manufacturers	1.0%
Media	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Balanced Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546406 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Income
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 2)*	$133	1.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.38% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.47% for the Blended Index (the "Performance Index") comprised of 17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income Portfolio (Class 2)	6.38%	2.03%	2.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index	5.47%	2.87%	3.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$26M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	47.5%
Repurchase Agreements	10.7%
Collateralized Mortgage Obligations	5.9%
Software	5.0%
Internet	4.8%
Banks	3.3%
Electric	3.1%
Other Asset Backed Securities	2.6%
Oil & Gas	1.6%
Commercial Services	1.3%
Computers	1.1%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Auto Manufacturers	1.0%
Media	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Balanced Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546430 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Income
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 3)*	$143	1.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.28% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.47% for the Blended Index (the "Performance Index") comprised of 17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income Portfolio (Class 3)	6.28%	1.92%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index	5.47%	2.87%	3.42%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$26M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	47.5%
Repurchase Agreements	10.7%
Collateralized Mortgage Obligations	5.9%
Software	5.0%
Internet	4.8%
Banks	3.3%
Electric	3.1%
Other Asset Backed Securities	2.6%
Oil & Gas	1.6%
Commercial Services	1.3%
Computers	1.1%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Auto Manufacturers	1.0%
Media	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Balanced Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546422 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Income/Equity
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 1)*	$118	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.29% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.99% for the Blended Index (the "Performance Index") comprised of 33.4% Russell 1000® Index; 63.8% Bloomberg U.S. Aggregate Bond Index; 2.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income/Equity Portfolio (Class 1)	8.29%	3.89%	4.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index	5.99%	5.90%	5.19%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	36.1%
Repurchase Agreements	9.9%
Internet	9.0%
Software	8.7%
Collateralized Mortgage Obligations	5.0%
Banks	2.7%
Electric	2.4%
Auto Manufacturers	2.1%
Biotechnology	2.0%
Computers	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Oil & Gas	1.3%
Apparel	1.3%
Healthcare-Products	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderate Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546307 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Income/Equity
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 2)*	$133	1.28%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.15% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.99% for the Blended Index (the "Performance Index") comprised of 33.4% Russell 1000® Index; 63.8% Bloomberg U.S. Aggregate Bond Index; 2.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income/Equity Portfolio (Class 2)	8.15%	3.74%	4.03%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index	5.99%	5.90%	5.19%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	36.1%
Repurchase Agreements	9.9%
Internet	9.0%
Software	8.7%
Collateralized Mortgage Obligations	5.0%
Banks	2.7%
Electric	2.4%
Auto Manufacturers	2.1%
Biotechnology	2.0%
Computers	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Oil & Gas	1.3%
Apparel	1.3%
Healthcare-Products	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderate Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546414 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Income/Equity
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 3)*	$144	1.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.05% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.99% for the Blended Index (the "Performance Index") comprised of 33.4% Russell 1000® Index; 63.8% Bloomberg U.S. Aggregate Bond Index; 2.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income/Equity Portfolio (Class 3)	8.05%	3.63%	3.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index	5.99%	5.90%	5.19%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	36.1%
Repurchase Agreements	9.9%
Internet	9.0%
Software	8.7%
Collateralized Mortgage Obligations	5.0%
Banks	2.7%
Electric	2.4%
Auto Manufacturers	2.1%
Biotechnology	2.0%
Computers	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Oil & Gas	1.3%
Apparel	1.3%
Healthcare-Products	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderate Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546398 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$106	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.64% for the year ended March 31, 2025, compared to 4.88% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, value-oriented stocks largely outperformed quality and growth-oriented stocks across the market-cap spectrum within international equity markets. Momentum factors also contributed to broad market returns.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: financials; industrials; communication services. On an absolute basis, position weightings: HSBC Holdings PLC; SAP SE; Roche Holding AG ADR. On an absolute basis, exposure to the following countries/regions: United Kingdom; Germany; Switzerland
Schroder Investment Management North America Inc.  | Allocations in the following sectors: materials; real estate; consumer discretionary. Security selection in the following sectors: health care; communication services; energy. Position weightings: Spotify Technology SA; SAP SE; Erste Group Bank AG. Countries/regions: France; Japan; Austria
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; financials. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Broadcom, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Muenchener Rueckversicherungs-Gesellschaft AG. Countries/regions: Canada
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer discretionary; information technology; materials. On an absolute basis, position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp. On an absolute basis, exposure to the following countries/regions: Denmark; Japan; The Netherlands
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology; financials; health care. Security selection in the following sectors: industrials; financials; real estate. Position weightings: Vestas Wind Systems A/S; Samsung Electronics Co., Ltd.; SMC Corp. Countries/regions: Korea; United Kingdom; Denmark
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; industrials & business services; communication services. Security selection in the following sectors: industrials & business services; consumer staples; communication services. Position weightings: Samsung Electronics Co., Ltd.; Melrose Industries PLC; NXP Semiconductors NV. Countries/regions: Pacific ex Japan
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 1)	4.64%	11.38%	5.01%
MSCI EAFE Index (net)	4.88%	11.77%	5.40%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	756
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.0%
Pharmaceuticals	8.8%
Insurance	6.5%
Semiconductors	4.8%
Oil & Gas	3.6%
Healthcare-Products	3.5%
Retail	3.2%
Cosmetics/Personal Care	3.2%
Food	2.9%
Software	2.6%
Aerospace/Defense	2.6%
Electric	2.4%
Commercial Services	2.4%
Telecommunications	2.2%
Miscellaneous Manufacturing	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546844 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$122	1.19%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.56% for the year ended March 31, 2025, compared to 4.88% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, value-oriented stocks largely outperformed quality and growth-oriented stocks across the market-cap spectrum within international equity markets. Momentum factors also contributed to broad market returns.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: financials; industrials; communication services. On an absolute basis, position weightings: HSBC Holdings PLC; SAP SE; Roche Holding AG ADR. On an absolute basis, exposure to the following countries/regions: United Kingdom; Germany; Switzerland
Schroder Investment Management North America Inc.  | Allocations in the following sectors: materials; real estate; consumer discretionary. Security selection in the following sectors: health care; communication services; energy. Position weightings: Spotify Technology SA; SAP SE; Erste Group Bank AG. Countries/regions: France; Japan; Austria
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; financials. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Broadcom, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Muenchener Rueckversicherungs-Gesellschaft AG. Countries/regions: Canada
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer discretionary; information technology; materials. On an absolute basis, position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp. On an absolute basis, exposure to the following countries/regions: Denmark; Japan; The Netherlands
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology; financials; health care. Security selection in the following sectors: industrials; financials; real estate. Position weightings: Vestas Wind Systems A/S; Samsung Electronics Co., Ltd.; SMC Corp. Countries/regions: Korea; United Kingdom; Denmark
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; industrials & business services; communication services. Security selection in the following sectors: industrials & business services; consumer staples; communication services. Position weightings: Samsung Electronics Co., Ltd.; Melrose Industries PLC; NXP Semiconductors NV. Countries/regions: Pacific ex Japan
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 2)	4.56%	11.22%	4.86%
MSCI EAFE Index (net)	4.88%	11.77%	5.40%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	756
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.0%
Pharmaceuticals	8.8%
Insurance	6.5%
Semiconductors	4.8%
Oil & Gas	3.6%
Healthcare-Products	3.5%
Retail	3.2%
Cosmetics/Personal Care	3.2%
Food	2.9%
Software	2.6%
Aerospace/Defense	2.6%
Electric	2.4%
Commercial Services	2.4%
Telecommunications	2.2%
Miscellaneous Manufacturing	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546588 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$132	1.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.37% for the year ended March 31, 2025, compared to 4.88% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, value-oriented stocks largely outperformed quality and growth-oriented stocks across the market-cap spectrum within international equity markets. Momentum factors also contributed to broad market returns.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: financials; industrials; communication services. On an absolute basis, position weightings: HSBC Holdings PLC; SAP SE; Roche Holding AG ADR. On an absolute basis, exposure to the following countries/regions: United Kingdom; Germany; Switzerland
Schroder Investment Management North America Inc.  | Allocations in the following sectors: materials; real estate; consumer discretionary. Security selection in the following sectors: health care; communication services; energy. Position weightings: Spotify Technology SA; SAP SE; Erste Group Bank AG. Countries/regions: France; Japan; Austria
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; financials. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Broadcom, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Muenchener Rueckversicherungs-Gesellschaft AG. Countries/regions: Canada
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer discretionary; information technology; materials. On an absolute basis, position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp. On an absolute basis, exposure to the following countries/regions: Denmark; Japan; The Netherlands
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology; financials; health care. Security selection in the following sectors: industrials; financials; real estate. Position weightings: Vestas Wind Systems A/S; Samsung Electronics Co., Ltd.; SMC Corp. Countries/regions: Korea; United Kingdom; Denmark
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; industrials & business services; communication services. Security selection in the following sectors: industrials & business services; consumer staples; communication services. Position weightings: Samsung Electronics Co., Ltd.; Melrose Industries PLC; NXP Semiconductors NV. Countries/regions: Pacific ex Japan
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 3)	4.37%	11.08%	4.75%
MSCI EAFE Index (net)	4.88%	11.77%	5.40%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	756
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.0%
Pharmaceuticals	8.8%
Insurance	6.5%
Semiconductors	4.8%
Oil & Gas	3.6%
Healthcare-Products	3.5%
Retail	3.2%
Cosmetics/Personal Care	3.2%
Food	2.9%
Software	2.6%
Aerospace/Defense	2.6%
Electric	2.4%
Commercial Services	2.4%
Telecommunications	2.2%
Miscellaneous Manufacturing	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546570 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$84	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.08% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 10.46% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: information technology; finance; consumer non-cyclicals. On an absolute basis, position weightings: Apple Inc.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer discretionary; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; Tesla, Inc.; DoorDash, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: energy. Security selection in the following sectors: health care; information technology; communication services. Position weightings: AppLovin Corp., Class A; Cheniere Energy, Inc.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; industrials; energy. On an absolute basis, position weightings: Microsoft Corp.; Advanced Micro Devices, Inc.; Salesforce, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer discretionary; consumer staples; financials. Position weightings: Visa, Inc., Class A; Lululemon Athletica, Inc.; Enphase Energy, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 1)	12.08%	16.07%	12.05%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Growth Index	10.46%	18.70%	13.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	263
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	23.4%
Software	18.9%
Semiconductors	11.0%
Computers	9.1%
Diversified Financial Services	4.7%
Retail	4.1%
Auto Manufacturers	3.8%
Pharmaceuticals	3.0%
Biotechnology	2.7%
Healthcare-Products	2.6%
Commercial Services	2.2%
Insurance	1.3%
REITS	1.2%
Transportation	1.1%
Distribution/Wholesale	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546703 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$100	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.85% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 10.46% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: information technology; finance; consumer non-cyclicals. On an absolute basis, position weightings: Apple Inc.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer discretionary; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; Tesla, Inc.; DoorDash, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: energy. Security selection in the following sectors: health care; information technology; communication services. Position weightings: AppLovin Corp., Class A; Cheniere Energy, Inc.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; industrials; energy. On an absolute basis, position weightings: Microsoft Corp.; Advanced Micro Devices, Inc.; Salesforce, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer discretionary; consumer staples; financials. Position weightings: Visa, Inc., Class A; Lululemon Athletica, Inc.; Enphase Energy, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 2)	11.85%	15.91%	11.87%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Growth Index	10.46%	18.70%	13.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	263
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	23.4%
Software	18.9%
Semiconductors	11.0%
Computers	9.1%
Diversified Financial Services	4.7%
Retail	4.1%
Auto Manufacturers	3.8%
Pharmaceuticals	3.0%
Biotechnology	2.7%
Healthcare-Products	2.6%
Commercial Services	2.2%
Insurance	1.3%
REITS	1.2%
Transportation	1.1%
Distribution/Wholesale	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546547 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$110	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.77% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 10.46% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: information technology; finance; consumer non-cyclicals. On an absolute basis, position weightings: Apple Inc.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer discretionary; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; Tesla, Inc.; DoorDash, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: energy. Security selection in the following sectors: health care; information technology; communication services. Position weightings: AppLovin Corp., Class A; Cheniere Energy, Inc.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; industrials; energy. On an absolute basis, position weightings: Microsoft Corp.; Advanced Micro Devices, Inc.; Salesforce, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer discretionary; consumer staples; financials. Position weightings: Visa, Inc., Class A; Lululemon Athletica, Inc.; Enphase Energy, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 3)	11.77%	15.79%	11.76%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Growth Index	10.46%	18.70%	13.99%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	263
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	47%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	23.4%
Software	18.9%
Semiconductors	11.0%
Computers	9.1%
Diversified Financial Services	4.7%
Retail	4.1%
Auto Manufacturers	3.8%
Pharmaceuticals	3.0%
Biotechnology	2.7%
Healthcare-Products	2.6%
Commercial Services	2.2%
Insurance	1.3%
REITS	1.2%
Transportation	1.1%
Distribution/Wholesale	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546539 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$87	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.28% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 4.21% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; industrials. On an absolute basis, position weightings: Walmart, Inc.; JPMorgan Chase & Co.; Berkshire Hathaway, Inc., Class B
Wellington Management Company LLP  | Allocations in the following sectors: information technology; consumer discretionary; materials. Security selection in the following sectors: information technology; health care; energy. Position weightings: Apple, Inc. (lack of exposure); Targa Resources Corp.; Amazon, Inc.
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer staples; consumer discretionary; utilities. Security selection in the following sectors: information technology; energy; materials. Position weightings: Bank of New York Mellon Corp.; F5, Inc.; Xcel Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; health care. On an absolute basis, position weightings: Apple, Inc., Inc.; Microsoft Corp.; Amazon.com, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: industrials, consumer staples, materials. Position weightings: Walmart, Inc. (lack of exposure); Gentex Corp.; Pernod Ricard SA
American Century Investment Management, Inc.  | Allocations in the following sectors: health care; financials; real estate. Security selection in the following sectors: consumer staples; communication services; utilities. Position weightings: Zimmer Biomet Holdings, Inc.; Dollar Tree, Inc.; Pernod Ricard SA ADR
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 1)	5.28%	15.61%	8.45%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Value Index	4.21%	17.21%	10.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$302M
Total number of portfolio holdings	457
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.9%
Banks	8.0%
Oil & Gas	5.9%
Software	5.2%
Healthcare-Services	5.2%
Insurance	5.1%
Computers	4.8%
Electric	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.7%
Telecommunications	3.4%
Retail	3.3%
REITS	3.1%
Cosmetics/Personal Care	3.1%
Semiconductors	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546885 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$103	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 5.14% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 4.21% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; industrials. On an absolute basis, position weightings: Walmart, Inc.; JPMorgan Chase & Co.; Berkshire Hathaway, Inc., Class B
Wellington Management Company LLP  | Allocations in the following sectors: information technology; consumer discretionary; materials. Security selection in the following sectors: information technology; health care; energy. Position weightings: Apple, Inc. (lack of exposure); Targa Resources Corp.; Amazon, Inc.
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer staples; consumer discretionary; utilities. Security selection in the following sectors: information technology; energy; materials. Position weightings: Bank of New York Mellon Corp.; F5, Inc.; Xcel Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; health care. On an absolute basis, position weightings: Apple, Inc., Inc.; Microsoft Corp.; Amazon.com, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: industrials, consumer staples, materials. Position weightings: Walmart, Inc. (lack of exposure); Gentex Corp.; Pernod Ricard SA
American Century Investment Management, Inc.  | Allocations in the following sectors: health care; financials; real estate. Security selection in the following sectors: consumer staples; communication services; utilities. Position weightings: Zimmer Biomet Holdings, Inc.; Dollar Tree, Inc.; Pernod Ricard SA ADR
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 2)	5.14%	15.43%	8.28%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Value Index	4.21%	17.21%	10.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$302M
Total number of portfolio holdings	457
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.9%
Banks	8.0%
Oil & Gas	5.9%
Software	5.2%
Healthcare-Services	5.2%
Insurance	5.1%
Computers	4.8%
Electric	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.7%
Telecommunications	3.4%
Retail	3.3%
REITS	3.1%
Cosmetics/Personal Care	3.1%
Semiconductors	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546521 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$113	1.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.94% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 4.21% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; industrials. On an absolute basis, position weightings: Walmart, Inc.; JPMorgan Chase & Co.; Berkshire Hathaway, Inc., Class B
Wellington Management Company LLP  | Allocations in the following sectors: information technology; consumer discretionary; materials. Security selection in the following sectors: information technology; health care; energy. Position weightings: Apple, Inc. (lack of exposure); Targa Resources Corp.; Amazon, Inc.
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer staples; consumer discretionary; utilities. Security selection in the following sectors: information technology; energy; materials. Position weightings: Bank of New York Mellon Corp.; F5, Inc.; Xcel Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; health care. On an absolute basis, position weightings: Apple, Inc., Inc.; Microsoft Corp.; Amazon.com, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: industrials, consumer staples, materials. Position weightings: Walmart, Inc. (lack of exposure); Gentex Corp.; Pernod Ricard SA
American Century Investment Management, Inc.  | Allocations in the following sectors: health care; financials; real estate. Security selection in the following sectors: consumer staples; communication services; utilities. Position weightings: Zimmer Biomet Holdings, Inc.; Dollar Tree, Inc.; Pernod Ricard SA ADR
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 3)	4.94%	15.31%	8.17%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Value Index	4.21%	17.21%	10.11%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$302M
Total number of portfolio holdings	457
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.9%
Banks	8.0%
Oil & Gas	5.9%
Software	5.2%
Healthcare-Services	5.2%
Insurance	5.1%
Computers	4.8%
Electric	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.7%
Telecommunications	3.4%
Retail	3.3%
REITS	3.1%
Cosmetics/Personal Care	3.1%
Semiconductors	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546513 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$99	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.73% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 3.57% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: business services; finance; energy. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; AppLovin Corp., Class A; Targa Resources Corp.
Wellington Management Company LLP  | Allocations in the following sectors: communication services, materials, cash. Security selection in the following sectors: communication services; industrials; consumer discretionary. Position weightings: Spotify Technology SA; Axon Enterprise, Inc.; Tradeweb Markets, Inc., Class A
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: consumer staples; materials; communication services. Security selection in the following sectors: information technology; health care; utilities. Position weightings: AppLovin Corp., Class A; Howmet Aerospace, Inc.; Enphase Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: health care; information technology; consumer non-cyclicals. On an absolute basis, position weightings: Dexcom, Inc.; Super Micro Computer, Inc.; MongoDB, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: health care, information technology, energy. Security selection in the following sectors: health care; information technology; consumer staples. Position weightings: AppLovin Corp., Class A; Dexcom, Inc.; e.l.f. Beauty, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: real estate; energy; industrials & business services. Security selection in the following sectors: energy; consumer discretionary; real estate. Position weightings: Texas Pacific Land Corp. (lack of position); Expedia Group, Inc.; Live Nation Entertainment, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)	2.73%	13.83%	9.76%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$148M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	83%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.9%
Retail	7.6%
Diversified Financial Services	6.2%
Healthcare-Products	5.5%
Internet	4.7%
Commercial Services	4.6%
Pharmaceuticals	3.9%
Entertainment	3.4%
Computers	3.2%
Pipelines	2.7%
Biotechnology	2.6%
Oil & Gas	2.1%
Semiconductors	2.0%
Distribution/Wholesale	1.7%
Insurance	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546877 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$114	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.55% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 3.57% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: business services; finance; energy. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; AppLovin Corp., Class A; Targa Resources Corp.
Wellington Management Company LLP  | Allocations in the following sectors: communication services, materials, cash. Security selection in the following sectors: communication services; industrials; consumer discretionary. Position weightings: Spotify Technology SA; Axon Enterprise, Inc.; Tradeweb Markets, Inc., Class A
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: consumer staples; materials; communication services. Security selection in the following sectors: information technology; health care; utilities. Position weightings: AppLovin Corp., Class A; Howmet Aerospace, Inc.; Enphase Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: health care; information technology; consumer non-cyclicals. On an absolute basis, position weightings: Dexcom, Inc.; Super Micro Computer, Inc.; MongoDB, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: health care, information technology, energy. Security selection in the following sectors: health care; information technology; consumer staples. Position weightings: AppLovin Corp., Class A; Dexcom, Inc.; e.l.f. Beauty, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: real estate; energy; industrials & business services. Security selection in the following sectors: energy; consumer discretionary; real estate. Position weightings: Texas Pacific Land Corp. (lack of position); Expedia Group, Inc.; Live Nation Entertainment, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)	2.55%	13.67%	9.59%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$148M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	83%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.9%
Retail	7.6%
Diversified Financial Services	6.2%
Healthcare-Products	5.5%
Internet	4.7%
Commercial Services	4.6%
Pharmaceuticals	3.9%
Entertainment	3.4%
Computers	3.2%
Pipelines	2.7%
Biotechnology	2.6%
Oil & Gas	2.1%
Semiconductors	2.0%
Distribution/Wholesale	1.7%
Insurance	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546497 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$125	1.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.51% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 3.57% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: business services; finance; energy. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; AppLovin Corp., Class A; Targa Resources Corp.
Wellington Management Company LLP  | Allocations in the following sectors: communication services, materials, cash. Security selection in the following sectors: communication services; industrials; consumer discretionary. Position weightings: Spotify Technology SA; Axon Enterprise, Inc.; Tradeweb Markets, Inc., Class A
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: consumer staples; materials; communication services. Security selection in the following sectors: information technology; health care; utilities. Position weightings: AppLovin Corp., Class A; Howmet Aerospace, Inc.; Enphase Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: health care; information technology; consumer non-cyclicals. On an absolute basis, position weightings: Dexcom, Inc.; Super Micro Computer, Inc.; MongoDB, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: health care, information technology, energy. Security selection in the following sectors: health care; information technology; consumer staples. Position weightings: AppLovin Corp., Class A; Dexcom, Inc.; e.l.f. Beauty, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: real estate; energy; industrials & business services. Security selection in the following sectors: energy; consumer discretionary; real estate. Position weightings: Texas Pacific Land Corp. (lack of position); Expedia Group, Inc.; Live Nation Entertainment, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)	2.51%	13.56%	9.48%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$148M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	83%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.9%
Retail	7.6%
Diversified Financial Services	6.2%
Healthcare-Products	5.5%
Internet	4.7%
Commercial Services	4.6%
Pharmaceuticals	3.9%
Entertainment	3.4%
Computers	3.2%
Pipelines	2.7%
Biotechnology	2.6%
Oil & Gas	2.1%
Semiconductors	2.0%
Distribution/Wholesale	1.7%
Insurance	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546489 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$99	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.30% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 2.27% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; energy. On an absolute basis, position weightings: Williams Cos., Inc.; Howmet Aerospace, Inc.; Arthur J Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: financials; cash; utilities. Security selection in the following sectors: materials; consumer staples; industrials. Position weightings: Targa Resources Corp.; Howmet Aerospace, Inc.; Hartford Financial Services Group, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; energy. Security selection in the following sectors: information technology; materials; energy. Position weightings: Corning, Inc.; Fortinet, Inc.; DocuSign, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; health care; consumer cyclicals. On an absolute basis, position weightings: Microchip Technology, Inc.; Nucor Corp.; ON Semiconductor Corp.
Massachusetts Financial Services Company  | Allocations in the following sectors: materials; communication services; real estate. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: NXP Semiconductors NV; Aptiv PLC; Brunswick Corp.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: utilities; real estate; communication services. Security selection in the following sectors: financials; real estate; consumer discretionary. Position weightings: Advance Auto Parts, Inc.; MKS Instruments, Inc.; Dentsply Sirona, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 1)	1.30%	17.54%	7.55%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Value Index	2.27%	16.70%	7.62%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$179M
Total number of portfolio holdings	777
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	8.6%
Insurance	6.6%
Electric	6.4%
Banks	4.7%
Healthcare-Products	4.4%
Diversified Financial Services	4.0%
Commercial Services	3.8%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Food	3.2%
Electronics	3.2%
Retail	2.9%
Software	2.7%
Chemicals	2.5%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546869 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$114	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 1.16% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 2.27% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; energy. On an absolute basis, position weightings: Williams Cos., Inc.; Howmet Aerospace, Inc.; Arthur J Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: financials; cash; utilities. Security selection in the following sectors: materials; consumer staples; industrials. Position weightings: Targa Resources Corp.; Howmet Aerospace, Inc.; Hartford Financial Services Group, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; energy. Security selection in the following sectors: information technology; materials; energy. Position weightings: Corning, Inc.; Fortinet, Inc.; DocuSign, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; health care; consumer cyclicals. On an absolute basis, position weightings: Microchip Technology, Inc.; Nucor Corp.; ON Semiconductor Corp.
Massachusetts Financial Services Company  | Allocations in the following sectors: materials; communication services; real estate. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: NXP Semiconductors NV; Aptiv PLC; Brunswick Corp.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: utilities; real estate; communication services. Security selection in the following sectors: financials; real estate; consumer discretionary. Position weightings: Advance Auto Parts, Inc.; MKS Instruments, Inc.; Dentsply Sirona, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 2)	1.16%	17.38%	7.39%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Value Index	2.27%	16.70%	7.62%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$179M
Total number of portfolio holdings	777
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	8.6%
Insurance	6.6%
Electric	6.4%
Banks	4.7%
Healthcare-Products	4.4%
Diversified Financial Services	4.0%
Commercial Services	3.8%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Food	3.2%
Electronics	3.2%
Retail	2.9%
Software	2.7%
Chemicals	2.5%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546471 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$124	1.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.12% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 2.27% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; energy. On an absolute basis, position weightings: Williams Cos., Inc.; Howmet Aerospace, Inc.; Arthur J Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: financials; cash; utilities. Security selection in the following sectors: materials; consumer staples; industrials. Position weightings: Targa Resources Corp.; Howmet Aerospace, Inc.; Hartford Financial Services Group, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; energy. Security selection in the following sectors: information technology; materials; energy. Position weightings: Corning, Inc.; Fortinet, Inc.; DocuSign, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; health care; consumer cyclicals. On an absolute basis, position weightings: Microchip Technology, Inc.; Nucor Corp.; ON Semiconductor Corp.
Massachusetts Financial Services Company  | Allocations in the following sectors: materials; communication services; real estate. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: NXP Semiconductors NV; Aptiv PLC; Brunswick Corp.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: utilities; real estate; communication services. Security selection in the following sectors: financials; real estate; consumer discretionary. Position weightings: Advance Auto Parts, Inc.; MKS Instruments, Inc.; Dentsply Sirona, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 3)	1.12%	17.27%	7.28%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Value Index	2.27%	16.70%	7.62%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$179M
Total number of portfolio holdings	777
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	8.6%
Insurance	6.6%
Electric	6.4%
Banks	4.7%
Healthcare-Products	4.4%
Diversified Financial Services	4.0%
Commercial Services	3.8%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Food	3.2%
Electronics	3.2%
Retail	2.9%
Software	2.7%
Chemicals	2.5%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546463 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Moderate Growth
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 1)*	$107	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.66% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.62% for the Blended Index (the "Performance Index") comprised of 37.9% Russell 1000® Index; 42.3% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value stocks across the market-cap spectrum, based on Russell index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Moderate Growth Portfolio (Class 1)	6.66%	7.56%	5.84%
Russell 1000® Index	7.82%	18.47%	12.18%
37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index	4.62%	9.34%	6.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	1,091
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	23.6%
Software	11.6%
Internet	11.3%
Repurchase Agreements	6.7%
Biotechnology	3.7%
Banks	3.5%
Collateralized Mortgage Obligations	3.2%
Commercial Services	3.2%
Auto Manufacturers	2.6%
Computers	2.6%
REITS	2.6%
Diversified Financial Services	2.5%
Healthcare-Products	2.1%
Retail	1.9%
Electric	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderately Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546208 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Moderate Growth
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 2)*	$123	1.19%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.44% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.62% for the Blended Index (the "Performance Index") comprised of 37.9% Russell 1000® Index; 42.3% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value stocks across the market-cap spectrum, based on Russell index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Moderate Growth Portfolio (Class 2)	6.44%	7.39%	5.67%
Russell 1000® Index	7.82%	18.47%	12.18%
37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index	4.62%	9.34%	6.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	1,091
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	23.6%
Software	11.6%
Internet	11.3%
Repurchase Agreements	6.7%
Biotechnology	3.7%
Banks	3.5%
Collateralized Mortgage Obligations	3.2%
Commercial Services	3.2%
Auto Manufacturers	2.6%
Computers	2.6%
REITS	2.6%
Diversified Financial Services	2.5%
Healthcare-Products	2.1%
Retail	1.9%
Electric	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderately Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546380 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Moderate Growth
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 3)*	$133	1.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.37% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.62% for the Blended Index (the "Performance Index") comprised of 37.9% Russell 1000® Index; 42.3% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value stocks across the market-cap spectrum, based on Russell index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Moderate Growth Portfolio (Class 3)	6.37%	7.29%	5.58%
Russell 1000® Index	7.82%	18.47%	12.18%
37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index	4.62%	9.34%	6.70%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	1,091
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	64%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	23.6%
Software	11.6%
Internet	11.3%
Repurchase Agreements	6.7%
Biotechnology	3.7%
Banks	3.5%
Collateralized Mortgage Obligations	3.2%
Commercial Services	3.2%
Auto Manufacturers	2.6%
Computers	2.6%
REITS	2.6%
Diversified Financial Services	2.5%
Healthcare-Products	2.1%
Retail	1.9%
Electric	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderately Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546372 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$96	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of -5.11% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and -4.01% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities, according to the S&P 500® and Russell 2000® indices. Value-oriented stocks outperformed growth-oriented stocks within the small cap market cap spectrum according to the Russell® family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; telecommunications; utilities. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Carpenter Technology Corp.; Brinker International, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; health care; consumer discretionary. Security selection in the following sectors: information technology; industrials; energy. Position weightings: ICU Medical, Inc.; ESCO Technologies, Inc.; Primoris Services Corp.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer cyclicals; information technology; energy. On an absolute basis, position weightings: SolarEdge Technologies, Inc.; DoubleVerify Holdings, Inc.; Fortrea Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: real estate; materials; communication services. Security selection in the following sectors: consumer discretionary; materials; communication services. Position weightings: Progyny, Inc.; Janus International Group, Inc.; U.S. Physical Therapy, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 1)	(5.11)%	13.99%	5.66%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 2000® Index	(4.01)%	13.27%	6.30%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	972
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.6%
REITS	6.2%
Healthcare-Products	5.5%
Commercial Services	5.1%
Software	4.2%
Diversified Financial Services	4.1%
Insurance	4.0%
Biotechnology	3.7%
Retail	3.6%
Computers	3.4%
Telecommunications	2.9%
Chemicals	2.8%
Electronics	2.7%
Machinery-Diversified	2.5%
Oil & Gas	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546851 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$112	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of -5.21% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and -4.01% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities, according to the S&P 500® and Russell 2000® indices. Value-oriented stocks outperformed growth-oriented stocks within the small cap market cap spectrum according to the Russell® family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; telecommunications; utilities. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Carpenter Technology Corp.; Brinker International, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; health care; consumer discretionary. Security selection in the following sectors: information technology; industrials; energy. Position weightings: ICU Medical, Inc.; ESCO Technologies, Inc.; Primoris Services Corp.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer cyclicals; information technology; energy. On an absolute basis, position weightings: SolarEdge Technologies, Inc.; DoubleVerify Holdings, Inc.; Fortrea Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: real estate; materials; communication services. Security selection in the following sectors: consumer discretionary; materials; communication services. Position weightings: Progyny, Inc.; Janus International Group, Inc.; U.S. Physical Therapy, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 2)	(5.21)%	13.83%	5.50%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 2000® Index	(4.01)%	13.27%	6.30%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	972
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.6%
REITS	6.2%
Healthcare-Products	5.5%
Commercial Services	5.1%
Software	4.2%
Diversified Financial Services	4.1%
Insurance	4.0%
Biotechnology	3.7%
Retail	3.6%
Computers	3.4%
Telecommunications	2.9%
Chemicals	2.8%
Electronics	2.7%
Machinery-Diversified	2.5%
Oil & Gas	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546364 (05/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$122	1.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of -5.28% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and -4.01% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities, according to the S&P 500® and Russell 2000® indices. Value-oriented stocks outperformed growth-oriented stocks within the small cap market cap spectrum according to the Russell® family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; telecommunications; utilities. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Carpenter Technology Corp.; Brinker International, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; health care; consumer discretionary. Security selection in the following sectors: information technology; industrials; energy. Position weightings: ICU Medical, Inc.; ESCO Technologies, Inc.; Primoris Services Corp.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer cyclicals; information technology; energy. On an absolute basis, position weightings: SolarEdge Technologies, Inc.; DoubleVerify Holdings, Inc.; Fortrea Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: real estate; materials; communication services. Security selection in the following sectors: consumer discretionary; materials; communication services. Position weightings: Progyny, Inc.; Janus International Group, Inc.; U.S. Physical Therapy, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 3)	(5.28)%	13.71%	5.40%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 2000® Index	(4.01)%	13.27%	6.30%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	972
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.6%
REITS	6.2%
Healthcare-Products	5.5%
Commercial Services	5.1%
Software	4.2%
Diversified Financial Services	4.1%
Insurance	4.0%
Biotechnology	3.7%
Retail	3.6%
Computers	3.4%
Telecommunications	2.9%
Chemicals	2.8%
Electronics	2.7%
Machinery-Diversified	2.5%
Oil & Gas	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546356 (05/25)
Seasons Series Trust

Seasons Series Trust
SA T. Rowe Price Growth Stock
Class 1
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 1)*	$93	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 3.88% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.76% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials & business services; communication services; consumer staples
Security selection in the following sectors  | communication services; health care; financials
Position weightings  | Shopify, Inc., Class A; Spotify Technology SA; Merck & Co., Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; health care; consumer discretionary
Security selection in the following sectors  | information technology; consumer discretionary; industrials & business services
Position weightings  | Broadcom, Inc.; Tesla, Inc.; Palantir Technologies, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price Growth Stock Portfolio (Class 1)	3.88%	14.02%	11.51%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Growth Index	7.76%	20.09%	15.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	76
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.7%
Software	20.7%
Semiconductors	12.4%
Computers	12.0%
Diversified Financial Services	6.4%
Healthcare-Products	4.4%
Pharmaceuticals	3.2%
Retail	2.9%
Healthcare-Services	1.9%
Auto Manufacturers	1.8%
Short-Term Investments	1.5%
Electronics	1.4%
Miscellaneous Manufacturing	1.0%
Biotechnology	0.9%
Aerospace/Defense	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546604 (05/25)
Seasons Series Trust

Seasons Series Trust
SA T. Rowe Price Growth Stock
Class 2
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 2)*	$109	1.07%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 3.77% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.76% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials & business services; communication services; consumer staples
Security selection in the following sectors  | communication services; health care; financials
Position weightings  | Shopify, Inc., Class A; Spotify Technology SA; Merck & Co., Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; health care; consumer discretionary
Security selection in the following sectors  | information technology; consumer discretionary; industrials & business services
Position weightings  | Broadcom, Inc.; Tesla, Inc.; Palantir Technologies, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price Growth Stock Portfolio (Class 2)	3.77%	13.85%	11.34%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Growth Index	7.76%	20.09%	15.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	76
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.7%
Software	20.7%
Semiconductors	12.4%
Computers	12.0%
Diversified Financial Services	6.4%
Healthcare-Products	4.4%
Pharmaceuticals	3.2%
Retail	2.9%
Healthcare-Services	1.9%
Auto Manufacturers	1.8%
Short-Term Investments	1.5%
Electronics	1.4%
Miscellaneous Manufacturing	1.0%
Biotechnology	0.9%
Aerospace/Defense	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546349 (05/25)
Seasons Series Trust

Seasons Series Trust
SA T. Rowe Price Growth Stock
Class 3
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 3)*	$119	1.17%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 3.65% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.76% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials & business services; communication services; consumer staples
Security selection in the following sectors  | communication services; health care; financials
Position weightings  | Shopify, Inc., Class A; Spotify Technology SA; Merck & Co., Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; health care; consumer discretionary
Security selection in the following sectors  | information technology; consumer discretionary; industrials & business services
Position weightings  | Broadcom, Inc.; Tesla, Inc.; Palantir Technologies, Inc., Class A (lack of exposure)
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price Growth Stock Portfolio (Class 3)	3.65%	13.73%	11.22%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Growth Index	7.76%	20.09%	15.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	76
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	40%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.7%
Software	20.7%
Semiconductors	12.4%
Computers	12.0%
Diversified Financial Services	6.4%
Healthcare-Products	4.4%
Pharmaceuticals	3.2%
Retail	2.9%
Healthcare-Services	1.9%
Auto Manufacturers	1.8%
Short-Term Investments	1.5%
Electronics	1.4%
Miscellaneous Manufacturing	1.0%
Biotechnology	0.9%
Aerospace/Defense	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
Seasons Series Trust
812546331 (05/25)
Seasons Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). There were no material amendments to the Code during the fiscal year ended March 31, 2025.  During the fiscal year ended March 31, 2025, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” for purposes of Item3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(a) Audit Fees	$887,252	$ 852,757
(b) Audit-Related Fees	$ 79,050	$0
(c) Tax Fees	$ 244,995	$ 189,797
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(b) Audit-Related Fees	$ 103,488	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$ 556,000	$ 428,799

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2025 and 2024 were $983,533 and $938,596 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Seasons Series Trust

Annual Financial Statements and Other Information
March 31, 2025

Seasons Series Trust
Annual Financial Statements and Other Information March 31, 2025

Seasons Series Trust SA Allocation Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 59.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	461,494	$ 8,879,148
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	870,432	11,167,645
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	799,731	9,732,720
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	308,508	4,288,255
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	265,371	4,341,471
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	437,612	4,577,423
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	313,607	5,864,446
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	317,714	18,033,470
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	159,742	1,974,408
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	549,303	7,102,490
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	801,517	17,200,547
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	154,737	2,451,032
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	357,602	7,709,893
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,069,859	13,961,664
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	697,688	4,444,272
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	350,323	6,593,077
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	386,114	12,969,583
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	563,132	12,287,538
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	284,148	4,998,163
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	842,635	22,312,983
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	928,486	35,031,773
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,080,610	20,293,850
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,034,904	15,585,658
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	286,324	5,929,777
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	308,654	4,463,135
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	260,347	3,105,943
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	228,867	9,122,634
Total Domestic Equity Investment Companies (cost $268,398,183)		274,422,998
International Equity Investment Companies — 21.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,784,813	25,091,165
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	276,764	$ 4,079,498
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	837,541	15,603,381
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,354,371	18,717,412
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	655,080	5,430,615
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,406,395	14,345,230
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	378,136	5,448,936
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	774,809	9,816,836
Total International Equity Investment Companies (cost $93,817,725)		98,533,073
Domestic Fixed Income Investment Companies — 18.4%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	481,410	4,250,854
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,798,622	18,202,054
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	857,611	10,016,897
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	988,850	9,453,404
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	306,712	3,103,927
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,600,115	21,398,951
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	86,045	937,026
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	971,750	5,043,383
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	894,494	11,789,429
Total Domestic Fixed Income Investment Companies (cost $88,203,585)		84,195,925
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,135,399)	124,512	1,169,167
TOTAL INVESTMENTS (cost $451,554,892)(2)	100.0%	458,321,163
Other assets less liabilities	(0.0)	(224,249)
NET ASSETS	100.0%	$458,096,914
^	Prior to April 28, 2025, the Portfolio was known as SA Allocation Growth Portfolio.
#	The Seasons Series Trust SA Allocation Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$458,321,163	$—	$—	$458,321,163
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 58.6%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	787,689	$ 6,955,291
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,973,420	30,091,011
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,318,125	15,395,702
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,492,674	14,269,959
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	591,330	5,984,263
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,141,528	34,084,778
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	159,820	1,740,439
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,438,851	7,467,636
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,390,146	18,322,123
Total Domestic Fixed Income Investment Companies (cost $144,227,292)		134,311,202
Domestic Equity Investment Companies — 31.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	117,767	2,265,835
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	181,575	2,329,604
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	210,575	2,562,693
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	73,244	1,018,098
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	68,844	1,126,283
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	118,018	1,234,463
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	65,229	1,219,783
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	70,911	4,024,906
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	73,137	903,970
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	169,628	2,193,287
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	198,990	4,270,325
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	33,690	533,653
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	131,003	2,824,433
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	240,518	3,138,755
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	139,487	888,532
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	102,591	1,930,772
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	118,445	3,978,564
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	135,732	2,961,669
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	90,874	1,598,481
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	215,009	$ 5,693,444
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	246,110	9,285,732
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	331,674	6,228,842
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	262,060	3,946,624
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	103,014	2,133,422
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	98,592	1,425,638
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	56,822	677,887
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	58,320	2,324,619
Total Domestic Equity Investment Companies (cost $69,894,650)		72,720,314
International Equity Investment Companies — 9.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	626,027	5,640,499
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	33,527	494,187
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	174,093	3,243,355
SunAmerica Series Trust SA International Index Portfolio, Class 1	278,533	3,849,329
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	97,201	805,794
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	302,280	3,083,259
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	123,310	1,776,898
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	208,780	2,645,247
Total International Equity Investment Companies (cost $20,563,459)		21,538,568
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $618,703)	67,849	637,104
TOTAL INVESTMENTS (cost $235,304,104)(2)	100.1%	229,207,188
Other assets less liabilities	(0.1)	(139,196)
NET ASSETS	100.0%	$229,067,992
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$229,207,188	$—	$—	$229,207,188
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 43.4%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	638,696	$ 5,639,683
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,548,821	25,794,068
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,161,675	13,568,369
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,299,730	12,425,424
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	442,163	4,474,689
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,437,296	28,288,946
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	146,004	1,589,984
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,224,859	6,357,020
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,159,870	15,287,083
Total Domestic Fixed Income Investment Companies (cost $122,060,461)		113,425,266
Domestic Equity Investment Companies — 43.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	192,493	3,703,556
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	339,129	4,351,028
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	331,335	4,032,351
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	102,188	1,420,416
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	109,384	1,789,523
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	191,793	2,006,150
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	112,118	2,096,601
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	125,903	7,146,279
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	103,789	1,282,833
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	234,714	3,034,846
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	326,875	7,014,726
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	47,149	746,845
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	167,133	3,603,391
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	423,477	5,526,380
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	252,603	1,609,079
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	158,983	2,992,055
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	189,253	6,357,022
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	241,302	5,265,210
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	133,218	2,343,309
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	322,711	$ 8,545,389
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	351,247	13,252,534
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	464,559	8,724,418
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	398,808	6,006,049
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	154,708	3,204,004
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	144,433	2,088,499
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	92,678	1,105,643
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	97,462	3,884,852
Total Domestic Equity Investment Companies (cost $108,308,367)		113,132,988
International Equity Investment Companies — 13.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	905,408	8,157,724
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	56,781	836,951
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	268,851	5,008,695
SunAmerica Series Trust SA International Index Portfolio, Class 1	485,427	6,708,608
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	186,896	1,549,366
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	475,009	4,845,089
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	185,796	2,677,319
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	354,819	4,495,558
Total International Equity Investment Companies (cost $33,029,168)		34,279,310
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $722,043)	79,182	743,517
TOTAL INVESTMENTS (cost $264,120,039)(2)	100.1%	261,581,081
Other assets less liabilities	(0.1)	(151,301)
NET ASSETS	100.0%	$261,429,780
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$261,581,081	$—	$—	$261,581,081
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	386,246	$ 7,431,378
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	599,451	7,690,951
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	725,813	8,833,149
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	231,736	3,221,133
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	223,075	3,649,500
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	305,251	3,192,923
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	232,206	4,342,247
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	260,424	14,781,646
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	184,170	2,276,341
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	482,885	6,243,709
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	641,239	13,760,984
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	142,946	2,264,271
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	308,031	6,641,150
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	848,768	11,076,419
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	507,687	3,233,967
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	294,613	5,544,626
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	384,389	12,911,635
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	466,496	10,178,934
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	248,291	4,367,437
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	713,253	18,886,935
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	738,569	27,866,214
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	913,240	17,150,642
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	800,800	12,060,049
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	281,075	5,821,073
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	256,210	3,704,793
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	199,136	2,375,691
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	193,763	7,723,385
Total Domestic Equity Investment Companies (cost $215,858,828)		227,231,182
Domestic Fixed Income Investment Companies — 33.7%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	874,889	7,725,266
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,325,448	$ 33,653,529
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,573,522	18,378,738
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,798,409	17,192,790
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	603,906	6,111,528
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	5,107,966	42,038,562
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	216,337	2,355,912
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,674,242	8,689,315
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,580,110	20,825,854
Total Domestic Fixed Income Investment Companies (cost $169,354,908)		156,971,494
International Equity Investment Companies — 17.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,162,146	19,480,938
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	188,897	2,784,344
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	663,782	12,366,258
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,073,658	14,837,947
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	506,135	4,195,863
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,103,903	11,259,812
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	362,130	5,218,300
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	749,858	9,500,696
Total International Equity Investment Companies (cost $74,780,451)		79,644,158
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,238,738)	135,844	1,275,579
TOTAL INVESTMENTS (cost $461,232,925)(2)	100.0%	465,122,413
Other assets less liabilities	(0.0)	(227,065)
NET ASSETS	100.0%	$464,895,348
^	Prior to April 28, 2025, the Portfolio was known as SA Allocation Moderate Growth Portfolio.
#	The Seasons Series Trust SA Allocation Moderately Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$465,122,413	$—	$—	$465,122,413
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Managed Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.0%
Auto Manufacturers — 0.3%
Toyota Motor Credit Corp.
4.35%, 10/08/2027	$ 1,685,000	$ 1,685,604
Banks — 2.6%
Bank of America Corp.
5.47%, 01/23/2035	495,000	502,208
5.82%, 09/15/2029	325,000	336,805
Citibank, N.A.
4.88%, 11/19/2027	1,375,000	1,381,549
4.93%, 08/06/2026	924,000	930,072
Citigroup, Inc.
5.83%, 02/13/2035	655,000	652,184
6.27%, 11/17/2033	115,000	122,048
JPMorgan Chase & Co.
4.51%, 10/22/2028	569,000	568,426
5.00%, 07/22/2030	1,500,000	1,513,577
5.30%, 07/24/2029	710,000	724,483
6.09%, 10/23/2029	1,482,000	1,551,661
M&T Bank Corp.
5.13%, 11/01/2026(1)	59,000	58,391
Truist Financial Corp.
6.12%, 10/28/2033	1,975,000	2,077,080
US Bank NA
4.51%, 10/22/2027	1,380,000	1,378,334
Wells Fargo & Co.
3.90%, 03/15/2026(1)	1,640,000	1,607,323
5.39%, 04/24/2034	170,000	171,174
6.30%, 10/23/2029	250,000	262,886
		13,838,201
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,126,031
Computers — 0.3%
Accenture Capital, Inc.
4.05%, 10/04/2029	469,000	462,378
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027	818,000	815,515
		1,277,893
Diversified Financial Services — 1.0%
American Express Co.
3.55%, 09/15/2026(1)	1,105,000	1,067,135
Atlas Warehouse Lending Co. LP
6.25%, 01/15/2030*	1,060,000	1,065,676
Charles Schwab Corp.
4.00%, 06/01/2026(1)	1,070,000	1,042,967
5.00%, 06/01/2027(1)	1,095,000	1,082,722
5.38%, 06/01/2025(1)	815,000	812,110
		5,070,610
Electric — 0.6%
Duke Energy Corp.
5.45%, 06/15/2034	805,000	815,931
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	2,175,000	2,168,251
		2,984,182
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,759,157
Security Description	Shares or Principal Amount	Value

Insurance — 0.7%
Athene Global Funding
4.86%, 08/27/2026*	$ 1,370,000	$ 1,374,253
5.35%, 07/09/2027*	1,056,000	1,070,335
GA Global Funding Trust
4.40%, 09/23/2027*	1,395,000	1,386,787
		3,831,375
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,860,898
Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,155,069
REITS — 0.3%
Highwoods Realty LP
3.88%, 03/01/2027	1,410,000	1,382,616
Savings & Loans — 0.3%
Nationwide Building Society
5.13%, 07/29/2029*	1,425,000	1,442,606
Semiconductors — 0.2%
Intel Corp.
2.45%, 11/15/2029	1,070,000	959,469
Software — 0.3%
Synopsys, Inc.
4.65%, 04/01/2028	795,000	799,546
4.85%, 04/01/2030	790,000	795,197
		1,594,743
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	1,241,000	1,240,506
Total Corporate Bonds & Notes (cost $42,105,765)		42,208,960
ASSET BACKED SECURITIES — 2.9%
Home Equity — 0.3%
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(2)	577,812	585,346
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(2)	786,124	793,164
		1,378,510
Other Asset Backed Securities — 2.6%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,339,849
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 5.57%, (TSFR3M+1.28%), 04/20/2031*	304,868	304,895
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,081,777
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 5.59%, (TSFR3M+1.29%), 04/15/2031*	649,563	649,740
Palmer Square CLO, Ltd. FRS
Series 2024-4A, Class A2 5.83%, (TSFR3M+1.50%), 01/15/2038*	775,000	775,412

Seasons Series Trust SA American Century Inflation Managed Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 6.06%, (TSFR3M+1.76%), 10/15/2029*	$ 3,053,000	$ 3,054,780
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,171,134
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	281,866	276,741
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	698,676	668,086
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	739,148	749,953
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	820,493
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,935,586	1,965,681
		13,858,541
Total Asset Backed Securities (cost $15,125,828)		15,237,051
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
Commercial and Residential — 7.4%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(2)	94,453	94,146
BANK VRS
Series 2020-BN29, Class XA 1.30%, 11/15/2053(2)(3)	6,904,964	399,449
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,100,333
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,141,477
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	555,041
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(2)	1,886,000	1,976,366
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(2)	1,788,403	1,780,826
Series 2024-9, Class A6 5.50%, 09/25/2055*(2)	792,456	789,915
Series 2024-2, Class A4A 6.00%, 02/25/2055*(2)	609,335	612,716
Series 2024-10, Class A4 6.00%, 10/25/2055*(2)	1,591,893	1,599,999
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2024-CMI1, Class A11 5.50%, 06/25/2054*(2)	2,529,546	2,521,353
Connecticut Avenue Securities Trust FRS
Series 2017-C02, Class 2ED3 5.80%, (SOFR30A+1.46%), 09/25/2029	63,900	63,917
Series 2022-R06, Class 1M1 7.09%, (SOFR30A+2.75%), 05/25/2042*	437,488	446,707
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	$ 2,961,000	$ 2,886,507
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	571,635	567,847
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(2)	980,341	980,627
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,688,823
JPMorgan Mtg. Trust VRS
Series 2024-9, Class A6 5.50%, 02/25/2055*(2)	1,337,047	1,332,803
Series 2024-10, Class A4 5.50%, 03/25/2055*(2)	1,538,800	1,532,168
Series 2024-10, Class A6 5.50%, 03/25/2055*(2)	1,186,987	1,183,454
Series 2024-6, Class A6 6.00%, 12/25/2054*(2)	850,338	852,718
Series 2024-11, Class A4 6.00%, 04/25/2055*(2)	2,346,416	2,358,747
Series 2024-11, Class A6 6.00%, 04/25/2055*(2)	1,002,752	1,007,148
Series 2024-INV1, Class A4 6.00%, 04/25/2055*(2)	1,335,209	1,346,511
OBX Trust VRS
Series 2024-J1, Class A5 5.50%, 09/25/2054*(2)	1,029,065	1,025,728
Provident Funding Mtg. Trust VRS
Series 2024-1, Class A3 5.50%, 12/25/2054*(2)	2,133,774	2,124,628
Rate Mtg. Trust VRS
Series 2024-J3, Class A8 5.50%, 10/25/2054*(2)	585,589	584,006
Sequoia Mtg. Trust VRS
Series 2024-9, Class A5 5.50%, 10/25/2054*(2)	1,446,520	1,440,256
Series 2024-10, Class A11 5.50%, 11/25/2054*(2)	1,137,213	1,133,794
Series 2024-10, Class A5 5.50%, 11/25/2054*(2)	913,574	909,635
Series 2024-6, Class A11 6.00%, 07/27/2054*(2)	558,139	559,723
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(2)	458,042	435,738
		39,033,106
U.S. Government Agency — 0.0%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2018-HRP2, Class M3AS 5.45%, (SOFR30A+1.11%), 02/25/2047*	37,218	37,218
Total Collateralized Mortgage Obligations (cost $39,375,192)		39,070,324
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 76.0%
U.S. Government — 55.4%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(4)	6,554,585	3,709,508
0.25%, 02/15/2050(4)	7,102,085	4,333,100

Seasons Series Trust SA American Century Inflation Managed Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
0.63%, 02/15/2043(4)	$11,783,513	$ 9,058,824
0.75%, 02/15/2042 to 02/15/2045(4)	23,893,125	18,533,026
0.88%, 02/15/2047(4)	13,229,565	10,007,684
1.00%, 02/15/2046 to 02/15/2049(4)	24,069,747	18,674,262
1.38%, 02/15/2044(4)	3,406,900	2,965,061
1.50%, 02/15/2053(4)	4,327,263	3,599,338
2.13%, 02/15/2041(4)	12,110,088	12,211,524
2.50%, 01/15/2029(4)	3,032,565	3,169,047
United States Treasury Notes TIPS
0.13%, 10/15/2026(4)(5)(6)	7,752,474	7,690,435
0.13%, 07/15/2030 to 01/15/2032(4)	50,821,966	46,942,669
0.25%, 07/15/2029(4)(5)(6)	31,537,656	30,206,801
0.63%, 07/15/2032(4)	5,902,848	5,509,932
0.75%, 07/15/2028(4)	7,952,222	7,858,447
0.88%, 01/15/2029(4)	33,590,350	33,064,408
1.13%, 01/15/2033(4)	16,473,253	15,780,417
1.38%, 07/15/2033(4)	28,287,808	27,591,759
1.63%, 10/15/2029(4)	2,018,740	2,047,186
1.75%, 01/15/2034(4)	1,394,861	1,392,447
1.88%, 07/15/2034(4)	27,399,713	27,654,390
2.13%, 04/15/2029 to 01/15/2035(4)	1,892,315	1,945,566
		293,945,831
U.S. Government Agency — 20.6%
Federal Home Loan Bank
4.63%, 06/06/2025	8,200,000	8,203,962
Federal Home Loan Mtg. Corp.
2.50%, 11/01/2050	1,847,795	1,556,820
3.50%, 08/01/2052	2,697,108	2,436,087
4.00%, 11/01/2052	3,315,648	3,110,469
4.50%, 10/01/2052 to 04/01/2053	5,182,347	4,966,124
5.50%, 10/01/2054	4,145,829	4,147,226
6.00%, 11/01/2053	2,509,917	2,553,094
6.25%, 07/15/2032	5,730,000	6,468,943
Federal National Mtg. Assoc.
2.50%, 01/01/2052	10,578,845	8,897,262
4.00%, 09/01/2052	13,259,339	12,372,917
5.50%, 01/01/2053	5,133,881	5,142,354
6.00%, 01/01/2053	2,570,031	2,620,382
6.63%, 11/15/2030	14,960,000	16,863,018
Government National Mtg. Assoc.
2.00%, 10/20/2050	3,217,562	2,632,746
3.00%, 09/20/2051	4,537,486	4,021,144
4.00%, 10/20/2052	5,502,325	5,168,643
5.00%, 08/20/2053	7,987,564	7,865,446
5.50%, 11/20/2052 to 12/20/2052	4,626,453	4,650,614
6.00%, 11/20/2054	5,142,863	5,224,446
Tennessee Valley Authority
5.25%, 02/01/2055	400,000	396,900
		109,298,597
Total U.S. Government & Agency Obligations (cost $440,962,067)		403,244,428
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.3%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,481,258)	$ 1,570,000	$ 1,480,482
Total Long-Term Investment Securities (cost $539,050,110)		501,241,245
SHORT-TERM INVESTMENTS — 7.7%
Unaffiliated Investment Companies — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (7) (cost $40,938,344)	40,938,344	40,938,344
TOTAL INVESTMENTS (cost $579,988,454)(8)	102.3%	542,179,589
Other assets less liabilities	(2.3)	(11,937,099)
NET ASSETS	100.0%	$530,242,490
^	Prior to April 28, 2025, the Portfolio was known as SA American Century Inflation Protection Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Managed Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $54,523,605 representing 10.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of March 31, 2025.
(8)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 228	$ 92,490	$ 92,718
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	315	458,157	458,472
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	315	451,478	451,793
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	424	(27,486)	(27,062)

Seasons Series Trust SA American Century Inflation Managed Portfolio^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Inflation Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	20,000,000	USD	Fixed 3.040%	12-Month USA CPI	Maturity	Maturity	Mar 2032	$ 498	$ (1,218)	$ (720)
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	327	308,002	308,329
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	402	214,855	215,257
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	428	18,631	19,059
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	431	32,658	33,089
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	431	17,090	17,521
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	469	(22,301)	(21,832)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	611	332,911	333,522
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	458	13,267	13,725
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	444	54,818	55,262
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	498	146,610	147,108
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	518	134,486	135,004
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	468	11,769	12,237
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	468	11,769	12,237
Centrally Cleared	10,700,000	USD	Fixed 2.562	12-Month USA CPI	Maturity	Maturity	Feb 2030	548	53,902	54,450
								$8,281	$2,301,888	$2,310,169
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
63	Long	U.S. Treasury 10 Year Notes	June 2025	$6,965,560	$7,006,781	$ 41,221
81	Long	U.S. Treasury 5 Year Notes	June 2025	8,707,658	8,760,656	52,998
61	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	6,927,963	6,961,625	33,662
						$127,881
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$42,208,960	$—	$42,208,960
Asset Backed Securities	—	15,237,051	—	15,237,051
Collateralized Mortgage Obligations	—	39,070,324	—	39,070,324
U.S. Government & Agency Obligations	—	403,244,428	—	403,244,428
Municipal Securities	—	1,480,482	—	1,480,482
Short-Term Investments	40,938,344	—	—	40,938,344
Total Investments at Value	$40,938,344	$501,241,245	$—	$542,179,589
Other Financial Instruments:†
Swaps	$—	$2,352,893	$—	$2,352,893
Futures Contracts	127,881	—	—	127,881
Total Other Financial Instruments	$127,881	$2,352,893	$—	$2,480,774
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$51,005	$—	$51,005
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 6.5%
Boeing Co.†	58,992	$ 10,061,086
RTX Corp.	52,328	6,931,367
		16,992,453
Agriculture — 3.3%
Philip Morris International, Inc.	54,634	8,672,055
Airlines — 2.3%
Southwest Airlines Co.	176,265	5,918,979
Banks — 13.6%
Bank of America Corp.	171,700	7,165,041
Citigroup, Inc.	109,830	7,796,832
JPMorgan Chase & Co.	32,195	7,897,433
Morgan Stanley	56,883	6,636,540
Wells Fargo & Co.	81,184	5,828,199
		35,324,045
Computers — 2.9%
EPAM Systems, Inc.†	44,006	7,429,973
Electric — 7.5%
AES Corp.	663,654	8,242,583
FirstEnergy Corp.	63,198	2,554,463
PG&E Corp.	503,431	8,648,944
		19,445,990
Healthcare-Services — 7.7%
Centene Corp.†	115,370	7,004,113
Cigna Group	22,016	7,243,264
Tenet Healthcare Corp.†	43,032	5,787,804
		20,035,181
Insurance — 3.1%
MetLife, Inc.	99,299	7,972,717
Internet — 1.9%
Alphabet, Inc., Class A	31,077	4,805,747
Machinery-Construction & Mining — 2.1%
Caterpillar, Inc.	16,883	5,568,013
Mining — 5.4%
Barrick Gold Corp.	259,093	5,036,768
Freeport-McMoRan, Inc.	237,670	8,998,186
		14,034,954
Oil & Gas — 5.1%
Chevron Corp.	44,441	7,434,535
Marathon Petroleum Corp.	40,233	5,861,546
		13,296,081
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 3.1%
TechnipFMC PLC	257,515	$ 8,160,650
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	134,034	8,174,734
CVS Health Corp.	139,595	9,457,561
		17,632,295
Pipelines — 2.5%
Williams Cos., Inc.	109,192	6,525,314
REITS — 3.4%
American Tower Corp.	40,749	8,866,982
Retail — 3.3%
Lowe's Cos., Inc.	37,130	8,659,830
Semiconductors — 5.7%
Applied Materials, Inc.	52,003	7,546,675
QUALCOMM, Inc.	47,622	7,315,216
		14,861,891
Software — 1.3%
Teradata Corp.†	146,925	3,302,874
Telecommunications — 8.1%
Cisco Systems, Inc.	32,530	2,007,426
Corning, Inc.	162,135	7,422,541
Verizon Communications, Inc.	253,461	11,496,991
		20,926,958
Transportation — 2.5%
CSX Corp.	221,717	6,525,131
Total Long-Term Investment Securities (cost $207,540,526)		254,958,113
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $4,254,786 and collateralized by $4,514,100 of United States Treasury Notes, bearing interest at 1.13% due 10/31/2026 and having an approximate value of $4,339,745 (cost $4,254,625)	$4,254,625	4,254,625
TOTAL INVESTMENTS (cost $211,795,151)(1)	99.7%	259,212,738
Other assets less liabilities	0.3	844,660
NET ASSETS	100.0%	$260,057,398
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$254,958,113	$—	$—	$254,958,113
Repurchase Agreements	—	4,254,625	—	4,254,625
Total Investments at Value	$254,958,113	$4,254,625	$—	$259,212,738
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 77.1%
Advertising — 0.2%
Publicis Groupe SA	2,231	$ 210,217
Trade Desk, Inc., Class A†	2,030	111,082
		321,299
Aerospace/Defense — 1.7%
AeroVironment, Inc.†	57	6,794
Airbus SE	782	137,884
Astronics Corp.†	292	7,057
Curtiss-Wright Corp.	347	110,093
Dassault Aviation SA	351	116,783
General Dynamics Corp.	433	118,027
General Electric Co.	661	132,299
Lockheed Martin Corp.	3,718	1,660,868
Moog, Inc., Class A	43	7,454
Northrop Grumman Corp.	278	142,339
Rocket Lab USA, Inc.†	400	7,152
RTX Corp.	6,404	848,274
Thales SA	288	77,325
		3,372,349
Agriculture — 1.3%
Andersons, Inc.	197	8,457
Archer-Daniels-Midland Co.	2,480	119,065
Dole PLC	2,371	34,261
Fresh Del Monte Produce, Inc.	715	22,044
Imperial Brands PLC	8,675	320,809
Philip Morris International, Inc.	12,377	1,964,601
Turning Point Brands, Inc.	651	38,695
		2,507,932
Airlines — 0.3%
Delta Air Lines, Inc.	2,444	106,558
Qantas Airways, Ltd.	42,070	239,912
SkyWest, Inc.†	521	45,520
Sun Country Airlines Holdings, Inc.†	1,021	12,579
United Airlines Holdings, Inc.†	1,526	105,370
		509,939
Apparel — 0.3%
adidas AG	322	75,403
Deckers Outdoor Corp.†	484	54,116
Hanesbrands, Inc.†	1,158	6,682
Hermes International S.C.A.	113	296,114
LVMH Moet Hennessy Louis Vuitton SE	64	39,956
PRADA SpA	17,400	122,857
		595,128
Auto Manufacturers — 1.2%
Blue Bird Corp.†	720	23,306
BYD Co., Ltd.	4,500	227,461
Cummins, Inc.	354	110,958
Kia Corp.	1,695	107,035
Mahindra & Mahindra, Ltd.	4,594	142,601
REV Group, Inc.	1,291	40,796
Subaru Corp.	11,900	211,871
Tesla, Inc.†	5,562	1,441,448
Toyota Motor Corp.	1,900	33,513
Volvo AB, Class B	4,567	134,313
		2,473,302
Auto Parts & Equipment — 0.2%
Adient PLC†	897	11,535
Aisin Corp.	13,900	151,258
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Allison Transmission Holdings, Inc.	1,289	$ 123,319
American Axle & Manufacturing Holdings, Inc.†	4,866	19,805
Aurora Innovation, Inc.†	504	3,389
Dana, Inc.	2,834	37,777
Dorman Products, Inc.†	63	7,594
Gentherm, Inc.†	234	6,257
Visteon Corp.†	525	40,751
		401,685
Banks — 6.6%
Abu Dhabi Islamic Bank PJSC	50,008	218,541
AIB Group PLC	17,193	111,605
Amalgamated Financial Corp.	593	17,049
Ameris Bancorp	124	7,139
Associated Banc-Corp.	349	7,863
Banco de Sabadell SA	19,852	55,889
Banco do Brasil SA	30,400	150,177
Banco Santander SA	66,659	448,979
Bank Central Asia Tbk PT	242,400	123,452
Bank Hapoalim BM	12,883	174,513
Bank Leumi Le-Israel BM	12,066	162,191
Bank of America Corp.	8,645	360,756
Bank of China, Ltd.	553,000	334,635
Bank of N.T. Butterfield & Son, Ltd.	444	17,280
Bank of New York Mellon Corp.	12,128	1,017,175
Banner Corp.	122	7,780
Barclays PLC	23,953	89,946
BNP Paribas SA	1,483	123,508
Cathay General Bancorp	1,020	43,891
Central Pacific Financial Corp.	552	14,926
Citigroup, Inc.	22,287	1,582,154
Citizens Financial Group, Inc.	2,775	113,692
Commonwealth Bank of Australia	320	30,408
Credit Agricole SA	4,272	77,659
Customers Bancorp, Inc.†	716	35,943
DBS Group Holdings, Ltd.	7,640	262,201
Enterprise Financial Services Corp.	470	25,258
Erste Group Bank AG	3,482	241,920
FB Financial Corp.	165	7,649
Financial Institutions, Inc.	299	7,463
First BanCorp.	2,232	42,787
First Busey Corp.	352	7,603
First Financial Corp.	149	7,298
First Horizon Corp.	5,926	115,083
First Merchants Corp.	88	3,559
Goldman Sachs Group, Inc.	2,779	1,518,140
Grupo Financiero Banorte SAB de CV, Class O	15,975	110,910
Grupo Financiero Galicia SA	637	34,697
Hancock Whitney Corp.	903	47,362
Hanmi Financial Corp.	557	12,622
Heritage Commerce Corp.	859	8,178
Hilltop Holdings, Inc.	1,025	31,211
Hope Bancorp, Inc.	1,614	16,899
HSBC Holdings PLC	37,528	425,518
ICICI Bank, Ltd.	23,385	368,372
Independent Bank Corp.	277	8,529
Intesa Sanpaolo SpA	56,638	291,598
JPMorgan Chase & Co.	579	142,029
Lloyds Banking Group PLC	409,063	382,708
Mercantile Bank Corp.	160	6,950
Merchants Bancorp	429	15,873
Metropolitan Bank Holding Corp.†	129	7,223
Mitsubishi UFJ Financial Group, Inc.	20,000	270,105

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mizrahi Tefahot Bank, Ltd.	1,541	$ 69,192
Morgan Stanley	935	109,086
National Bank Holdings Corp., Class A	234	8,955
National Bank of Greece SA	10,448	107,654
NatWest Group PLC	45,844	268,593
Northern Trust Corp.	1,174	115,815
Northrim BanCorp, Inc.	106	7,761
OFG Bancorp	673	26,933
Pathward Financial, Inc.	533	38,882
PNC Financial Services Group, Inc.	634	111,438
Popular, Inc.	1,251	115,555
Preferred Bank	265	22,170
Simmons First National Corp., Class A	1,115	22,891
Standard Chartered PLC	10,764	159,533
State Street Corp.	11,614	1,039,801
Third Coast Bancshares, Inc.†	241	8,042
Towne Bank	230	7,864
Truist Financial Corp.	2,759	113,533
Trustmark Corp.	846	29,179
UBS Group AG	2,935	89,933
UniCredit SpA	7,599	426,512
Univest Financial Corp.	353	10,011
Veritex Holdings, Inc.	1,231	30,738
Webster Financial Corp.	2,214	114,132
Wells Fargo & Co.	2,166	155,497
Westamerica BanCorp	156	7,898
Zions Bancorp NA	2,308	115,077
		13,079,571
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	510	121,809
Carlsberg A/S, Class B	361	45,981
Coca-Cola Co.	6,269	448,986
Coca-Cola Consolidated, Inc.	90	121,500
Coca-Cola HBC AG	3,733	169,034
Keurig Dr Pepper, Inc.	3,408	116,622
Monster Beverage Corp.†	2,358	137,990
PepsiCo, Inc.	868	130,148
		1,292,070
Biotechnology — 1.0%
ACADIA Pharmaceuticals, Inc.†	2,405	39,947
ADMA Biologics, Inc.†	1,133	22,480
Akero Therapeutics, Inc.†	161	6,517
Alnylam Pharmaceuticals, Inc.†	968	261,379
Amgen, Inc.	407	126,801
Arcturus Therapeutics Holdings, Inc.†	711	7,530
BioCryst Pharmaceuticals, Inc.†	3,259	24,443
Biohaven, Ltd.†	941	22,622
Blueprint Medicines Corp.†	91	8,054
Candel Therapeutics, Inc.†	4,357	24,617
CSL, Ltd.	319	49,906
Denali Therapeutics, Inc.†	503	6,838
Dyne Therapeutics, Inc.†	592	6,192
Exelixis, Inc.†	13,299	490,999
Guardant Health, Inc.†	1,157	49,288
Humacyte, Inc.†	8,754	14,926
Icosavax, Inc. CVR(1)	535	166
Incyte Corp.†	7,384	447,101
Insmed, Inc.†	954	72,781
Keros Therapeutics, Inc.†	377	3,842
Kiniksa Pharmaceuticals International PLC†	724	16,080
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Kura Oncology, Inc.†	3,870	$ 25,542
Nurix Therapeutics, Inc.†	497	5,904
PTC Therapeutics, Inc.†	842	42,908
Puma Biotechnology, Inc.†	1,272	3,765
Regeneron Pharmaceuticals, Inc.	218	138,262
Relay Therapeutics, Inc.†	2,300	6,026
Scholar Rock Holding Corp.†	211	6,784
Summit Therapeutics, Inc.†	1,004	19,367
Tango Therapeutics, Inc.†	2,554	3,499
Vir Biotechnology, Inc.†	4,317	27,974
Wave Life Sciences, Ltd.†	872	7,046
Xencor, Inc.†	529	5,629
		1,995,215
Building Materials — 1.0%
Amber Enterprises India, Ltd.†	784	65,436
Apogee Enterprises, Inc.	475	22,007
Boise Cascade Co.	350	34,331
Cie de Saint-Gobain SA	3,269	324,946
Gibraltar Industries, Inc.†	140	8,212
Heidelberg Materials AG	1,389	237,663
Holcim AG	3,223	346,709
Johnson Controls International PLC	1,414	113,276
Louisiana-Pacific Corp.	2,590	238,228
Owens Corning	791	112,971
Rockwool A/S, Class B	170	70,555
SPX Technologies, Inc.†	74	9,530
Trane Technologies PLC	329	110,847
UFP Industries, Inc.	465	49,774
UltraTech Cement, Ltd.	707	94,519
Vulcan Materials Co.	488	113,850
		1,952,854
Chemicals — 0.9%
Air Liquide SA	720	137,017
Avient Corp.	377	14,009
Axalta Coating Systems, Ltd.†	3,381	112,148
Balchem Corp.	49	8,134
Cabot Corp.	95	7,898
CF Industries Holdings, Inc.	1,489	116,365
DuPont de Nemours, Inc.	1,520	113,514
Ecolab, Inc.	464	117,633
Huntsman Corp.	7,027	110,956
Ingevity Corp.†	165	6,532
Innospec, Inc.	261	24,730
Linde PLC	281	130,845
LyondellBasell Industries NV, Class A	1,598	112,499
Mativ Holdings, Inc.	1,108	6,903
Minerals Technologies, Inc.	602	38,269
Mosaic Co.	4,108	110,957
NewMarket Corp.	215	121,787
Olin Corp.	4,341	105,226
Perimeter Solutions, Inc.†	1,869	18,821
Rayonier Advanced Materials, Inc.†	1,377	7,918
Sherwin-Williams Co.	353	123,264
Shin-Etsu Chemical Co., Ltd.	10,300	293,454
		1,838,879
Coal — 0.0%
Alpha Metallurgical Resources, Inc.†	178	22,294
Core Natural Resources, Inc.	422	32,536

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Coal (continued)
Peabody Energy Corp.	524	$ 7,100
SunCoke Energy, Inc.	1,243	11,436
		73,366
Commercial Services — 2.0%
Alarm.com Holdings, Inc.†	153	8,514
Arlo Technologies, Inc.†	1,559	15,387
Automatic Data Processing, Inc.	5,729	1,750,381
Benefit Systems SA	76	56,890
BrightView Holdings, Inc.†	807	10,362
Brink's Co.	450	38,772
Cimpress PLC†	318	14,383
CoreCivic, Inc.†	669	13,574
Coursera, Inc.†	4,975	33,134
GEO Group, Inc.†	299	8,734
Global Payments, Inc.	1,152	112,804
Heidrick & Struggles International, Inc.	247	10,579
International Container Terminal Services, Inc.	21,060	130,737
Korn Ferry	378	25,640
Laureate Education, Inc.†	2,044	41,800
Legalzoom.com, Inc.†	4,212	36,265
LiveRamp Holdings, Inc.†	1,361	35,577
Paylocity Holding Corp.†	595	111,467
Payoneer Global, Inc.†	926	6,769
PayPal Holdings, Inc.†	13,835	902,734
Paysafe, Ltd.†	432	6,778
PROG Holdings, Inc.	891	23,701
Recruit Holdings Co., Ltd.	6,100	316,897
Toppan Holdings, Inc.	8,300	226,739
Upbound Group, Inc.	284	6,805
ZipRecruiter, Inc., Class A†	1,190	7,009
		3,952,432
Computers — 4.5%
Accenture PLC, Class A	374	116,703
Apple, Inc.	36,975	8,213,257
Check Point Software Technologies, Ltd.†	400	91,168
Fortinet, Inc.†	1,159	111,565
Leidos Holdings, Inc.	1,196	161,388
Maximus, Inc.	116	7,910
NEC Corp.	2,000	42,445
NetApp, Inc.	1,239	108,834
NetScout Systems, Inc.†	372	7,816
OneSpan, Inc.	485	7,396
Tata Consultancy Services, Ltd.	4,201	176,441
Unisys Corp.†	1,920	8,813
V2X, Inc.†	157	7,701
		9,061,437
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	8,988	842,176
Procter & Gamble Co.	720	122,702
Unilever PLC	3,632	216,372
		1,181,250
Distribution/Wholesale — 0.4%
Bunzl PLC	1,094	41,917
G-III Apparel Group, Ltd.†	301	8,232
Hudson Technologies, Inc.†	1,471	9,076
Marubeni Corp.	3,200	51,129
Mitsubishi Corp.	16,600	291,953
Mitsui & Co., Ltd.	18,100	340,201
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Resideo Technologies, Inc.†	540	$ 9,558
ScanSource, Inc.†	204	6,938
		759,004
Diversified Financial Services — 2.3%
AerCap Holdings NV	900	91,953
Affiliated Managers Group, Inc.	680	114,260
Ally Financial, Inc.	3,201	116,740
American Express Co.	413	111,118
Ameriprise Financial, Inc.	199	96,338
Bajaj Finance, Ltd.	791	82,368
Bread Financial Holdings, Inc.	783	39,213
Capital One Financial Corp.	730	130,889
CME Group, Inc.	493	130,788
CTBC Financial Holding Co., Ltd.	50,000	59,627
Deutsche Boerse AG	231	68,084
Enova International, Inc.†	433	41,810
Euronext NV*	1,246	180,453
FTAI Aviation, Ltd.	70	7,772
Futu Holdings, Ltd. ADR	200	20,470
HDFC Asset Management Co., Ltd.*	2,762	129,252
Intercontinental Exchange, Inc.	656	113,160
LendingClub Corp.†	963	9,938
Mastercard, Inc., Class A	3,947	2,163,430
Meritz Financial Group, Inc.	1,703	141,935
Mr. Cooper Group, Inc.†	532	63,627
Navient Corp.	532	6,719
PennyMac Financial Services, Inc.	434	43,448
SLM Corp.	3,900	114,543
Stifel Financial Corp.	1,094	103,120
StoneX Group, Inc.†	568	43,384
Synchrony Financial	2,117	112,074
Virtu Financial, Inc., Class A	3,681	140,320
Virtus Investment Partners, Inc.	138	23,786
Western Union Co.	10,744	113,672
		4,614,291
Electric — 2.0%
ALLETE, Inc.	190	12,483
American Electric Power Co., Inc.	1,088	118,886
Avista Corp.	307	12,854
Black Hills Corp.	685	41,545
Constellation Energy Corp.	513	103,436
Dominion Energy, Inc.	2,122	118,981
Duke Energy Corp.	1,098	133,923
E.ON SE	12,265	185,094
Edison International	18,447	1,086,897
Engie SA	18,066	352,030
Eversource Energy	1,877	116,581
Exelon Corp.	9,214	424,581
Iberdrola SA	22,605	365,442
NRG Energy, Inc.	1,188	113,407
NTPC, Ltd.	35,671	148,399
Otter Tail Corp.	112	9,001
PG&E Corp.	15,543	267,029
Portland General Electric Co.	295	13,157
Public Service Enterprise Group, Inc.	1,377	113,327
RWE AG	1,672	59,718
TXNM Energy, Inc.	163	8,717
Unitil Corp.	150	8,654
Vistra Corp.	876	102,877
		3,917,019

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	715	$ 123,080
Belden, Inc.	102	10,225
Eaton Corp. PLC	397	107,916
Energizer Holdings, Inc.	242	7,241
EnerSys	472	43,226
nLight, Inc.†	774	6,014
Powell Industries, Inc.	102	17,374
		315,076
Electronics — 0.6%
ABB, Ltd.	6,870	355,531
Allient, Inc.	403	8,858
Atmus Filtration Technologies, Inc.	517	18,989
Benchmark Electronics, Inc.	187	7,112
ESCO Technologies, Inc.	61	9,706
Garmin, Ltd.	564	122,461
Hoya Corp.	2,600	293,291
Itron, Inc.†	454	47,561
Keysight Technologies, Inc.†	739	110,680
NEXTracker, Inc., Class A†	218	9,187
Plexus Corp.†	56	7,175
Sanmina Corp.†	121	9,218
SCREEN Holdings Co., Ltd.	2,000	130,372
TTM Technologies, Inc.†	1,262	25,884
Vicor Corp.†	172	8,046
		1,164,071
Energy-Alternate Sources — 0.0%
FutureFuel Corp.	869	3,389
Engineering & Construction — 0.3%
Aena SME SA*	646	151,430
Frontdoor, Inc.†	902	34,655
Gamuda Bhd	81,859	77,062
Latham Group, Inc.†	1,219	7,838
Limbach Holdings, Inc.†	171	12,734
Primoris Services Corp.	718	41,221
Sterling Infrastructure, Inc.†	319	36,114
Tutor Perini Corp.†	890	20,630
Vinci SA	2,315	292,542
		674,226
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	6,239	251,961
Cinemark Holdings, Inc.	258	6,421
FDJ United *	1,602	50,360
Golden Entertainment, Inc.	251	6,624
International Game Technology PLC	2,416	39,284
Light & Wonder, Inc.†	1,103	95,531
Monarch Casino & Resort, Inc.	98	7,619
Red Rock Resorts, Inc., Class A	172	7,460
		465,260
Environmental Control — 0.2%
Pentair PLC	1,303	113,987
Republic Services, Inc.	490	118,658
Veralto Corp.	1,169	113,919
Waste Management, Inc.	518	119,922
		466,486
Food — 0.8%
Cal-Maine Foods, Inc.	507	46,086
Hormel Foods Corp.	3,813	117,974
Security Description	Shares or Principal Amount	Value

Food (continued)
Ingredion, Inc.	917	$ 123,988
Koninklijke Ahold Delhaize NV	8,002	299,161
Marks & Spencer Group PLC	3,054	14,054
Mondelez International, Inc., Class A	1,773	120,298
Nestle SA	1,201	121,454
Nissin Foods Holdings Co., Ltd.	3,100	63,124
Seneca Foods Corp., Class A†	83	7,390
Shoprite Holdings, Ltd.	8,224	122,388
Simply Good Foods Co.†	207	7,140
Sprouts Farmers Market, Inc.†	556	84,868
Tesco PLC	37,443	160,860
Tyson Foods, Inc., Class A	2,152	137,319
United Natural Foods, Inc.†	272	7,450
WH Group, Ltd.*	248,000	228,038
		1,661,592
Forest Products & Paper — 0.0%
Sylvamo Corp.	559	37,492
Gas — 0.1%
National Fuel Gas Co.	1,705	135,019
New Jersey Resources Corp.	1,008	49,453
Northwest Natural Holding Co.	213	9,099
		193,571
Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	80	7,510
Lincoln Electric Holdings, Inc.	595	112,550
Makita Corp.	900	29,869
Schindler Holding AG (Participation Certificate)	276	86,228
		236,157
Healthcare-Products — 1.3%
Abbott Laboratories	836	110,896
Agilent Technologies, Inc.	946	110,663
AngioDynamics, Inc.†	952	8,939
AtriCure, Inc.†	246	7,936
Avanos Medical, Inc.†	449	6,434
Axogen, Inc.†	966	17,871
Bioventus, Inc., Class A†	1,164	10,651
Boston Scientific Corp.†	1,245	125,596
CareDx, Inc.†	1,268	22,507
Castle Biosciences, Inc.†	1,694	33,914
Danaher Corp.	541	110,905
Edwards Lifesciences Corp.†	1,891	137,060
Fisher & Paykel Healthcare Corp., Ltd.	1,237	23,614
FUJIFILM Holdings Corp.	5,800	111,038
Glaukos Corp.†	116	11,417
Hologic, Inc.†	930	57,446
IDEXX Laboratories, Inc.†	275	115,486
Insulet Corp.†	461	121,063
Lantheus Holdings, Inc.†	564	55,046
LivaNova PLC†	580	22,782
Medtronic PLC	9,269	832,912
Natera, Inc.†	757	107,047
Novocure, Ltd.†	2,121	37,796
Olympus Corp.	2,000	26,269
QIAGEN NV	2,883	115,753
RxSight, Inc.†	716	18,079
Sonova Holding AG	143	41,685
Surmodics, Inc.†	238	7,266
Thermo Fisher Scientific, Inc.	223	110,965
		2,519,036

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.1%
Addus HomeCare Corp.†	79	$ 7,812
Apollo Hospitals Enterprise, Ltd.	1,323	102,148
BioMerieux	532	65,747
Chemed Corp.	192	118,141
Cigna Group	2,587	851,123
Concentra Group Holdings Parent, Inc.	320	6,944
Fresenius SE & Co. KGaA†	3,139	133,818
GeneDx Holdings Corp.†	74	6,554
HealthEquity, Inc.†	87	7,688
Humana, Inc.	430	113,778
Lonza Group AG	116	71,395
Medpace Holdings, Inc.†	344	104,813
PACS Group, Inc.†	637	7,160
Select Medical Holdings Corp.	1,289	21,526
Sonic Healthcare, Ltd.	3,714	59,904
Teladoc Health, Inc.†	3,603	28,680
Tenet Healthcare Corp.†	942	126,699
UnitedHealth Group, Inc.	255	133,556
Universal Health Services, Inc., Class B	654	122,887
		2,090,373
Home Builders — 0.4%
Hovnanian Enterprises, Inc., Class A†	207	21,675
KB Home	444	25,805
Lennar Corp., Class A	946	108,582
M/I Homes, Inc.†	314	35,853
Meritage Homes Corp.	203	14,389
PulteGroup, Inc.	1,123	115,444
Sekisui Chemical Co., Ltd.	3,500	59,641
Sekisui House, Ltd.	4,900	109,586
Taylor Morrison Home Corp.†	857	51,454
Taylor Wimpey PLC	8,939	12,503
Toll Brothers, Inc.	1,076	113,615
Tri Pointe Homes, Inc.†	1,339	42,741
		711,288
Home Furnishings — 0.1%
Hoshizaki Corp.	1,000	38,568
Rational AG	52	43,086
Sonos, Inc.†	602	6,423
Sony Group Corp.	1,500	38,207
Xperi, Inc.†	1,114	8,600
		134,884
Household Products/Wares — 0.2%
ACCO Brands Corp.	1,627	6,817
Clorox Co.	807	118,831
Kimberly-Clark Corp.	896	127,429
Reckitt Benckiser Group PLC	1,843	124,541
Unilever Indonesia Tbk PT	252,500	19,285
		396,903
Insurance — 3.3%
AIA Group, Ltd.	27,600	208,634
Allianz SE	650	247,820
Allstate Corp.	554	114,717
AXA SA	870	37,141
Axis Capital Holdings, Ltd.	1,325	132,818
Berkshire Hathaway, Inc., Class B†	1,292	688,093
Brighthouse Financial, Inc.†	1,971	114,298
Chubb, Ltd.	393	118,682
CNO Financial Group, Inc.	1,277	53,187
Enstar Group, Ltd.†	147	48,860
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Equitable Holdings, Inc.	15,655	$ 815,469
Essent Group, Ltd.	159	9,177
Everest Group, Ltd.	325	118,082
Fidelis Insurance Holdings, Ltd.	559	9,056
Genworth Financial, Inc.,†	6,228	44,157
Globe Life, Inc.	1,352	178,085
Hamilton Insurance Group, Ltd., Class B†	1,805	37,418
Hanover Insurance Group, Inc.	337	58,621
Horace Mann Educators Corp.	550	23,501
Jackson Financial, Inc., Class A	643	53,871
Mercury General Corp.	65	3,633
MetLife, Inc.	14,354	1,152,483
MGIC Investment Corp.	5,100	126,378
Muenchener Rueckversicherungs-Gesellschaft AG	678	427,363
NMI Holdings, Inc.†	777	28,011
NN Group NV	2,548	141,821
Old Republic International Corp.	3,372	132,250
Primerica, Inc.	435	123,771
Principal Financial Group, Inc.	1,383	116,684
Progressive Corp.	419	118,581
Prudential Financial, Inc.	1,087	121,396
QBE Insurance Group, Ltd.	3,790	52,207
Reinsurance Group of America, Inc.	634	124,835
SiriusPoint, Ltd.†	562	9,717
Talanx AG	805	84,207
Travelers Cos., Inc.	446	117,949
Unipol Assicurazioni SpA	1,227	19,624
Universal Insurance Holdings, Inc.	513	12,158
Unum Group	4,113	335,045
W.R. Berkley Corp.	1,807	128,586
Zurich Insurance Group AG	253	176,476
		6,664,862
Internet — 9.8%
Airbnb, Inc., Class A†	928	110,859
Alibaba Group Holding, Ltd.	12,500	207,258
Alibaba Group Holding, Ltd. ADR	315	41,652
Alphabet, Inc., Class A	23,003	3,557,184
Amazon.com, Inc.†	23,011	4,378,073
Auto Trader Group PLC*	18,862	181,976
Booking Holdings, Inc.	23	105,959
Cargurus, Inc.†	1,263	36,791
DoorDash, Inc., Class A†	7,197	1,315,396
eBay, Inc.	1,737	117,647
Etsy, Inc.†	2,534	119,554
EverQuote, Inc., Class A†	1,358	35,566
GoDaddy, Inc., Class A†	633	114,029
Grindr, Inc.†	1,062	19,010
HealthStream, Inc.	343	11,038
Hims & Hers Health, Inc.†	804	23,758
JD.com, Inc. ADR	2,853	117,315
LY Corp.	60,500	204,576
Lyft, Inc., Class A†	9,132	108,397
Magnite, Inc.†	1,310	14,947
MakeMyTrip, Ltd.†	592	58,010
Maplebear, Inc.†	6,561	261,718
MediaAlpha, Inc., Class A†	708	6,542
Meituan, Class B*†	3,900	78,853
MercadoLibre, Inc.†	44	85,838
Meta Platforms, Inc., Class A	7,227	4,165,354
NAVER Corp.	659	85,974
Netflix, Inc.†	2,232	2,081,407
Prosus NV	6,318	294,741

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Q2 Holdings, Inc.†	223	$ 17,842
Scout24 SE*	504	52,534
Sea, Ltd. ADR†	662	86,384
Spotify Technology SA†	291	160,059
Tencent Holdings, Ltd.	12,606	803,412
Uber Technologies, Inc.†	4,285	312,205
Upwork, Inc.†	2,742	35,783
VeriSign, Inc.†	468	118,811
Zomato, Ltd.†	27,990	65,610
		19,592,062
Investment Companies — 0.2%
EXOR NV	1,253	114,015
Investor AB, Class B	11,572	345,420
		459,435
Iron/Steel — 0.2%
Carpenter Technology Corp.	89	16,125
Commercial Metals Co.	167	7,684
Fortescue, Ltd.	20,362	196,954
Nucor Corp.	913	109,870
		330,633
Leisure Time — 0.0%
Life Time Group Holdings, Inc.†	233	7,037
Lodging — 0.1%
Indian Hotels Co., Ltd.	16,796	153,987
InterContinental Hotels Group PLC	698	75,122
		229,109
Machinery-Construction & Mining — 0.6%
Argan, Inc.	282	36,990
Caterpillar, Inc.	392	129,282
GE Vernova, Inc.	374	114,175
Hyster-Yale, Inc.	244	10,136
Komatsu, Ltd.	1,300	37,724
Mitsubishi Electric Corp.	19,800	361,517
NANO Nuclear Energy, Inc.†	808	21,380
NuScale Power Corp.†	383	5,423
Vertiv Holdings Co., Class A	6,836	493,559
		1,210,186
Machinery-Diversified — 0.3%
Alamo Group, Inc.	49	8,732
Albany International Corp., Class A	114	7,871
Applied Industrial Technologies, Inc.	140	31,548
Flowserve Corp.	2,260	110,378
GEA Group AG	2,223	134,492
Graco, Inc.	1,439	120,171
Mueller Water Products, Inc., Class A	411	10,448
Tennant Co.	102	8,134
Watts Water Technologies, Inc., Class A	234	47,717
Westinghouse Air Brake Technologies Corp.	605	109,717
		589,208
Media — 0.3%
Comcast Corp., Class A	9,227	340,476
Informa PLC	7,861	78,636
New York Times Co., Class A	2,329	115,519
		534,631
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	775	59,008
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Proto Labs, Inc.†	288	$ 10,092
Worthington Enterprises, Inc.	189	9,467
Worthington Steel, Inc.	272	6,890
		85,457
Mining — 0.6%
BHP Group, Ltd. (ASX)	13,340	323,531
BHP Group, Ltd. (LSE)	1,072	25,733
Boliden AB	879	28,780
Constellium SE†	3,064	30,916
Freeport-McMoRan, Inc.	3,090	116,987
Glencore PLC	29,419	108,222
Hecla Mining Co.	1,547	8,601
Norsk Hydro ASA	8,043	46,911
Northern Star Resources, Ltd.	3,449	39,824
Rio Tinto PLC	3,667	219,222
Southern Copper Corp.	1,138	106,357
United States Lime & Minerals, Inc.	275	24,305
Zijin Mining Group Co., Ltd.	78,000	178,185
		1,257,574
Miscellaneous Manufacturing — 0.5%
3M Co.	2,966	435,587
Donaldson Co., Inc.	1,701	114,069
Elite Material Co., Ltd.	2,000	33,533
Federal Signal Corp.	97	7,134
Hyundai Rotem Co., Ltd.	308	22,161
Parker-Hannifin Corp.	132	80,236
Siemens AG	748	171,613
Smiths Group PLC	3,178	79,596
Textron, Inc.	1,681	121,452
		1,065,381
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	326	11,932
Office Furnishings — 0.0%
Interface, Inc.	1,575	31,248
Steelcase, Inc., Class A	676	7,409
		38,657
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	377	106,525
Oil & Gas — 1.6%
Berry Corp.	1,982	6,362
ConocoPhillips	1,299	136,421
Coterra Energy, Inc.	4,081	117,941
DCC PLC	1,386	92,532
ENEOS Holdings, Inc.	38,800	203,558
Eni SpA	3,635	56,141
Equinor ASA	12,309	325,975
Exxon Mobil Corp.	2,912	346,324
HF Sinclair Corp.	3,409	112,088
Inpex Corp.	3,700	50,921
Marathon Petroleum Corp.	4,391	639,725
Murphy Oil Corp.	1,285	36,494
PBF Energy, Inc., Class A	320	6,109
PetroChina Co., Ltd.	252,000	204,209
Phillips 66	911	112,490
Repsol SA	4,580	60,857
Shell PLC	2,566	93,390
TotalEnergies SE	4,769	308,224

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valero Energy Corp.	948	$ 125,202
Weatherford International PLC	2,188	117,167
		3,152,130
Oil & Gas Services — 0.8%
Baker Hughes Co.	2,592	113,918
ChampionX Corp.	1,764	52,567
DNOW, Inc.†	2,131	36,398
Halliburton Co.	45,282	1,148,804
Kodiak Gas Services, Inc.	744	27,751
NPK International, Inc.†	1,179	6,850
Oceaneering International, Inc.†	1,612	35,158
TechnipFMC PLC	3,894	123,401
		1,544,847
Packaging & Containers — 0.2%
Crown Holdings, Inc.	1,352	120,679
O-I Glass, Inc.†	628	7,203
Packaging Corp. of America	638	126,337
Sealed Air Corp.	3,762	108,722
		362,941
Pharmaceuticals — 4.3%
AbbVie, Inc.	4,672	978,877
ACELYRIN, Inc.†	2,636	6,511
Agios Pharmaceuticals, Inc.†	1,024	30,003
Alkermes PLC†	271	8,948
Arvinas, Inc.†	803	5,637
AstraZeneca PLC	500	73,072
Becton Dickinson & Co.	497	113,843
Bristol-Myers Squibb Co.	7,488	456,693
Catalyst Pharmaceuticals, Inc.†	530	12,853
Chugai Pharmaceutical Co., Ltd.	3,200	146,157
CinCor Pharma Inc. CVR(1)	279	854
Corcept Therapeutics, Inc.†	233	26,613
Daiichi Sankyo Co., Ltd.	11,800	276,898
Dexcom, Inc.†	1,568	107,079
Eli Lilly & Co.	2,905	2,399,269
GSK PLC	5,240	100,078
Ipsen SA	633	72,940
Ironwood Pharmaceuticals, Inc.†	5,686	8,358
Johnson & Johnson	3,542	587,405
Merck & Co., Inc.	15,881	1,425,479
Merck KGaA	106	14,513
Neurocrine Biosciences, Inc.†	1,081	119,559
Novartis AG	5,457	607,023
Novo Nordisk A/S, Class B	8,151	564,965
Option Care Health, Inc.†	877	30,651
Otsuka Holdings Co., Ltd.	2,700	140,150
Protagonist Therapeutics, Inc.†	838	40,526
Rhythm Pharmaceuticals, Inc.†	141	7,469
Roche Holding AG	571	187,746
Sun Pharmaceutical Industries, Ltd.	4,457	90,309
		8,640,478
Pipelines — 0.5%
Cheniere Energy, Inc.	4,133	956,376
Williams Cos., Inc.	2,143	128,066
		1,084,442
Security Description	Shares or Principal Amount	Value

Private Equity — 0.2%
3i Group PLC	6,612	$ 309,738
Eurazeo SE	436	32,342
		342,080
Real Estate — 0.2%
Anywhere Real Estate, Inc.†	1,726	5,748
CBRE Group, Inc., Class A†	863	112,863
Cushman & Wakefield PLC†	3,375	34,492
Emaar Properties PJSC	32,473	118,303
Jones Lang LaSalle, Inc.†	437	108,337
Phoenix Mills, Ltd.	5,147	98,494
		478,237
REITS — 1.8%
Alexander & Baldwin, Inc.	833	14,353
American Healthcare REIT, Inc.	298	9,029
American Tower Corp.	779	169,510
Apple Hospitality REIT, Inc.	540	6,971
AvalonBay Communities, Inc.	547	117,397
BrightSpire Capital, Inc.	2,386	13,266
Brixmor Property Group, Inc.	6,721	178,443
Broadstone Net Lease, Inc.	538	9,168
CareTrust REIT, Inc.	1,773	50,672
CBL & Associates Properties, Inc.	267	7,097
Chimera Investment Corp.	618	7,929
COPT Defense Properties	273	7,445
Covivio SA	292	16,404
Curbline Properties Corp.	894	21,626
Empire State Realty Trust, Inc., Class A	867	6,780
Equity LifeStyle Properties, Inc.	1,797	119,860
Equity Residential	1,784	127,699
Essex Property Trust, Inc.	381	116,803
First Industrial Realty Trust, Inc.	2,137	115,313
Invitation Homes, Inc.	3,829	133,441
Kite Realty Group Trust	952	21,296
Ladder Capital Corp.	709	8,090
Macerich Co.	420	7,211
MFA Financial, Inc.	771	7,910
Mid-America Apartment Communities, Inc.	709	118,814
Millrose Properties, Inc.†	4,510	119,560
National Health Investors, Inc.	57	4,210
NexPoint Residential Trust, Inc.	256	10,120
Omega Healthcare Investors, Inc.	3,059	116,487
Outfront Media, Inc.	2,563	41,367
PotlatchDeltic Corp.	193	8,708
Public Storage	394	117,920
Rithm Capital Corp.	9,829	112,542
RLJ Lodging Trust	3,443	27,165
Ryman Hospitality Properties, Inc.	470	42,977
Sabra Health Care REIT, Inc.	430	7,512
Simon Property Group, Inc.	6,803	1,129,842
SITE Centers Corp.	2,697	34,629
Tanger, Inc.	258	8,718
TPG RE Finance Trust, Inc.	1,755	14,303
Urban Edge Properties	2,071	39,349
VICI Properties, Inc.	3,626	118,280
Weyerhaeuser Co.	4,130	120,926
WP Carey, Inc.	1,859	117,322
Xenia Hotels & Resorts, Inc.	259	3,046
		3,607,510
Retail — 3.1%
Abercrombie & Fitch Co., Class A†	425	32,457
American Eagle Outfitters, Inc.	584	6,786

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Associated British Foods PLC	9,317	$ 230,451
Beacon Roofing Supply, Inc.†	92	11,380
Brinker International, Inc.†	374	55,745
Buckle, Inc.	198	7,587
Carvana Co.†	598	125,030
Chipotle Mexican Grill, Inc.†	2,355	118,245
Costco Wholesale Corp.	121	114,439
Fast Retailing Co., Ltd.	1,000	298,628
Gap, Inc.	5,536	114,097
Home Depot, Inc.	1,081	396,176
Industria de Diseno Textil SA	5,868	292,709
J. Jill, Inc.	469	9,160
JUMBO SA	2,005	54,827
Next PLC	840	120,928
Pandora A/S	1,431	219,132
Ross Stores, Inc.	881	112,583
Sally Beauty Holdings, Inc.†	870	7,856
Target Corp.	1,098	114,587
TJX Cos., Inc.	14,466	1,761,959
Urban Outfitters, Inc.†	214	11,214
Victoria's Secret & Co.†	1,283	23,838
Walmart, Inc.	21,140	1,855,881
Williams-Sonoma, Inc.	698	110,354
		6,206,049
Savings & Loans — 0.0%
Axos Financial, Inc.†	705	45,487
Berkshire Hills Bancorp, Inc.	428	11,166
OceanFirst Financial Corp.	845	14,373
Pacific Premier Bancorp, Inc.	583	12,430
WSFS Financial Corp.	148	7,677
		91,133
Semiconductors — 6.1%
Ambarella, Inc.†	619	31,154
Applied Materials, Inc.	732	106,228
ASML Holding NV	966	639,199
Astera Labs, Inc.†	804	47,975
Broadcom, Inc.	5,961	998,050
CEVA, Inc.†	384	9,834
Cirrus Logic, Inc.†	1,209	120,483
Disco Corp.	400	82,356
Impinj, Inc.†	328	29,750
KLA Corp.	202	137,320
Lam Research Corp.	1,557	113,194
MaxLinear, Inc.†	565	6,136
MediaTek, Inc.	5,000	210,835
NVIDIA Corp.	60,896	6,599,908
QUALCOMM, Inc.	11,590	1,780,340
Rambus, Inc.†	928	48,047
Samsung Electronics Co., Ltd.	3,309	131,042
SK Hynix, Inc.	902	119,616
Taiwan Semiconductor Manufacturing Co., Ltd.	31,039	865,299
		12,076,766
Shipbuilding — 0.0%
Hyundai Heavy Industries Co., Ltd.	276	52,804
Software — 6.4%
8x8, Inc.†	3,243	6,486
ACI Worldwide, Inc.†	135	7,386
Adeia, Inc.	581	7,681
Adobe, Inc.†	4,663	1,788,400
Security Description	Shares or Principal Amount	Value

Software (continued)
Agilysys, Inc.†	225	$ 16,322
Alkami Technology, Inc.†	1,319	34,624
Appfolio, Inc., Class A†	266	58,493
AppLovin Corp., Class A†	364	96,449
Atlassian Corp., Class A†	840	178,256
Autodesk, Inc.†	496	129,853
Bandwidth, Inc., Class A†	914	11,973
Blend Labs, Inc., Class A†	10,250	34,338
Broadridge Financial Solutions, Inc.	490	118,805
Cadence Design Systems, Inc.†	517	131,489
CommVault Systems, Inc.†	357	56,320
DocuSign, Inc.†	1,337	108,832
Dropbox, Inc., Class A†	4,313	115,200
Duolingo, Inc. Class A†	380	118,005
Fiserv, Inc.†	525	115,936
Health Catalyst, Inc.†	1,668	7,556
IBEX Holdings, Ltd.†	286	6,964
Ibotta, Inc., Class A†	188	7,934
Intuit, Inc.	190	116,658
IonQ, Inc.†	1,238	27,323
Life360, Inc.†	612	23,495
Manhattan Associates, Inc.†	984	170,271
Microsoft Corp.	16,350	6,137,626
Nexon Co., Ltd.	1,800	24,604
Nice, Ltd.†	223	34,304
Oracle Corp. Japan	700	73,610
Outbrain, Inc.†	1,128	4,207
Pegasystems, Inc.	3,087	214,608
Phreesia, Inc.†	1,146	29,292
PROS Holdings, Inc.†	607	11,551
PubMatic, Inc., Class A†	704	6,435
RingCentral, Inc., Class A†	4,249	105,205
ROBLOX Corp., Class A†	2,331	135,874
Salesforce, Inc.	407	109,223
SAP SE	1,105	293,368
ServiceNow, Inc.†	666	530,229
Snowflake, Inc., Class A†	799	116,782
Teradata Corp.†	5,086	114,333
Twilio, Inc., Class A†	1,105	108,191
Veeva Systems, Inc., Class A†	4,166	964,971
Waystar Holding Corp.†	545	20,361
Weave Communications, Inc.†	1,195	13,253
Workday, Inc., Class A†	501	116,999
Zoom Communications, Inc.†	1,455	107,335
		12,767,410
Telecommunications — 1.9%
A10 Networks, Inc.	575	9,395
Arista Networks, Inc.†	1,462	113,276
AT&T, Inc.	6,677	188,826
Bharti Airtel, Ltd.	9,270	186,893
Calix, Inc.†	258	9,143
Cisco Systems, Inc.	1,426	87,998
CommScope Holding Co., Inc.†	3,300	17,523
Credo Technology Group Holding, Ltd.†	1,173	47,108
Deutsche Telekom AG	7,904	292,674
Extreme Networks, Inc.†	2,707	35,814
Far EasTone Telecommunications Co., Ltd.	27,000	75,146
IDT Corp., Class B	168	8,620
InterDigital, Inc.	242	50,033
Juniper Networks, Inc.	3,172	114,795
KDDI Corp.	18,100	285,639
Koninklijke KPN NV	38,461	162,832

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Lumen Technologies, Inc.†	10,227	$ 40,090
Motorola Solutions, Inc.	1,795	785,869
NETGEAR, Inc.†	1,074	26,270
Telstra Group, Ltd.	60,115	158,486
TIM SA	54,300	171,280
Ubiquiti, Inc.	469	145,456
Verizon Communications, Inc.	9,616	436,182
Viavi Solutions, Inc.†	815	9,120
Xiaomi Corp., Class B*†	38,600	245,138
		3,703,606
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	1,100	36,869
Hasbro, Inc.	1,888	116,093
Nintendo Co., Ltd.	1,800	122,777
		275,739
Transportation — 1.0%
AP Moller-Maersk A/S, Series B	97	169,727
Costamare, Inc.	1,279	12,585
CSX Corp.	5,444	160,217
Deutsche Post AG	4,149	177,094
Expeditors International of Washington, Inc.	1,065	128,066
FedEx Corp.	475	115,796
Hub Group, Inc., Class A	585	21,744
International Seaways, Inc.	382	12,682
Kirby Corp.†	1,147	115,859
Matson, Inc.	374	47,936
Safe Bulkers, Inc.	1,834	6,767
Scorpio Tankers, Inc.	994	37,355
SITC International Holdings Co., Ltd.	14,000	38,054
Teekay Corp., Ltd.	3,713	24,394
Teekay Tankers, Ltd., Class A	882	33,754
Union Pacific Corp.	3,675	868,182
United Parcel Service, Inc., Class B	1,058	116,369
		2,086,581
Water — 0.1%
American States Water Co.	106	8,340
California Water Service Group	203	9,837
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	84,010
SJW Group	201	10,993
		113,180
Total Common Stocks (cost $122,910,394)		153,737,448
PREFERRED STOCKS — 0.0%
Computers — 0.0%
Hewlett Packard Enterprise Co. 7.63% (cost $9,400)	188	8,975
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.	508	30,393
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.	220	16,080
Electric — 0.0%
PG&E Corp.	277	12,393
Total Convertible Preferred Stocks (cost $50,250)		58,866
Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.1%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 20,000	$ 17,191
7.88%, 04/01/2030*	30,000	29,413
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	58,000	57,893
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	20,000	18,285
5.00%, 08/15/2027*	5,000	4,914
7.38%, 02/15/2031*	15,000	15,623
		143,319
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	47,000	45,985
2.70%, 02/01/2027	37,000	35,683
2.95%, 02/01/2030	5,000	4,554
3.20%, 03/01/2029	10,000	9,389
3.38%, 06/15/2046	29,000	19,441
3.95%, 08/01/2059	25,000	17,032
5.71%, 05/01/2040	10,000	9,721
5.81%, 05/01/2050	5,000	4,760
6.13%, 02/15/2033	33,000	34,290
6.26%, 05/01/2027	3,000	3,087
6.30%, 05/01/2029	5,000	5,244
6.39%, 05/01/2031	20,000	21,312
6.53%, 05/01/2034	5,000	5,357
6.86%, 05/01/2054	21,000	22,810
Bombardier, Inc.
7.00%, 06/01/2032*	5,000	4,978
7.25%, 07/01/2031*	5,000	5,017
8.75%, 11/15/2030*	20,000	21,086
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,474
5.95%, 02/01/2037	37,000	38,727
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	15,000	14,388
9.38%, 11/30/2029*	5,000	5,334
9.75%, 11/15/2030*	35,000	38,635
TransDigm, Inc.
4.88%, 05/01/2029	15,000	14,248
6.00%, 01/15/2033*	30,000	29,524
6.63%, 03/01/2032*	10,000	10,128
6.88%, 12/15/2030*	20,000	20,436
7.13%, 12/01/2031*	5,000	5,144
		454,784
Agriculture — 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,417
Philip Morris International, Inc.
4.75%, 11/01/2031	25,000	24,926
5.13%, 02/15/2030	56,000	57,101
		97,444
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	6,250	6,233
5.75%, 04/20/2029*	15,000	14,677
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	44,068

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029*	$ 5,000	$ 4,732
		69,710
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	13,943
Hanesbrands, Inc.
9.00%, 02/15/2031*	35,000	36,880
Levi Strauss & Co.
3.50%, 03/01/2031*	30,000	26,396
Tapestry, Inc.
5.10%, 03/11/2030	21,000	20,989
5.50%, 03/11/2035	24,000	23,715
		121,923
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.90%, 10/06/2029	19,000	18,690
5.80%, 01/07/2029	28,000	28,521
Hyundai Capital America
4.55%, 09/26/2029*	15,000	14,678
5.35%, 03/19/2029*	22,000	22,282
5.40%, 01/08/2031*	11,000	11,087
6.38%, 04/08/2030*	4,000	4,196
6.50%, 01/16/2029*	35,000	36,726
		136,180
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.50%, 02/15/2033*	10,000	9,363
8.25%, 04/15/2031*	35,000	33,914
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	20,282
8.50%, 05/15/2027*	10,000	10,002
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	25,000	19,010
		92,571
Banks — 0.7%
Bank of America Corp.
2.50%, 02/13/2031	42,000	37,703
3.85%, 03/08/2037	79,000	70,906
5.43%, 08/15/2035	51,000	49,936
5.47%, 01/23/2035	16,000	16,233
Bank of Montreal
3.80%, 12/15/2032	13,000	12,559
Citigroup, Inc.
3.88%, 02/18/2026(2)	37,000	36,144
4.45%, 09/29/2027	67,000	66,684
6.17%, 05/25/2034	13,000	13,325
7.13%, 08/15/2029(2)	33,000	33,749
Deutsche Bank AG
2.31%, 11/16/2027	150,000	144,138
Fifth Third Bancorp
6.34%, 07/27/2029	33,000	34,497
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	40,000	41,523
Freedom Mtg. Corp.
12.25%, 10/01/2030*	20,000	22,037
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(2)	6,000	5,823
Security Description	Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
3.65%, 06/01/2026(2)	$ 11,000	$ 10,754
5.14%, 01/24/2031	50,000	50,780
5.50%, 01/24/2036	20,000	20,431
5.72%, 09/14/2033	47,000	48,296
6.07%, 10/22/2027	92,000	94,172
JPMorgan Chase & Co. FRS
5.58%, (TSFR3M+1.26%), 05/15/2077	31,000	28,920
Morgan Stanley
5.12%, 02/01/2029	166,000	168,274
5.23%, 01/15/2031	20,000	20,325
5.30%, 04/20/2037	10,000	9,809
5.94%, 02/07/2039	29,000	29,271
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	54,327
Truist Financial Corp.
5.71%, 01/24/2035	37,000	37,778
US Bancorp
2.49%, 11/03/2036	58,000	48,176
Wells Fargo & Co.
3.90%, 03/15/2026(2)	20,000	19,601
5.57%, 07/25/2029	125,000	128,399
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	16,999
4.42%, 07/24/2039	30,000	27,039
		1,398,608
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,362
5.25%, 03/02/2030	36,000	36,821
5.65%, 03/02/2053	17,000	16,676
5.75%, 03/02/2063	21,000	20,465
Illumina, Inc.
4.65%, 09/09/2026	22,000	21,980
Royalty Pharma PLC
5.15%, 09/02/2029	25,000	25,164
5.40%, 09/02/2034	27,000	26,691
		169,159
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	23,644
Builders FirstSource, Inc.
6.38%, 06/15/2032*	10,000	10,029
6.38%, 03/01/2034*	15,000	14,885
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	20,000	16,475
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,906
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	25,000	24,778
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	25,000	22,471
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	15,000	15,095
6.75%, 03/01/2033*	10,000	9,955
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	25,901
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	25,000	24,993

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031*	$ 5,000	$ 4,347
4.38%, 07/15/2030*	30,000	27,683
		228,162
Chemicals — 0.3%
Avient Corp.
6.25%, 11/01/2031*	10,000	9,906
7.13%, 08/01/2030*	20,000	20,397
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,218
6.42%, 07/15/2027	43,000	43,711
6.58%, 07/15/2029	12,000	12,389
6.63%, 07/15/2032	25,000	25,674
6.80%, 11/15/2030	16,000	16,582
Cerdia Finanz GmbH
9.38%, 10/03/2031*	20,000	20,462
CF Industries, Inc.
4.95%, 06/01/2043	35,000	30,570
DowDuPont, Inc.
5.42%, 11/15/2048	60,000	60,476
Huntsman International LLC
4.50%, 05/01/2029	67,000	64,263
5.70%, 10/15/2034	15,000	14,188
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	15,000	12,963
4.45%, 09/26/2028	38,000	37,615
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,933
4.20%, 04/01/2029	27,000	26,472
Rain Carbon, Inc.
12.25%, 09/01/2029*	20,000	21,246
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	25,000	23,779
6.63%, 05/01/2029*	20,000	19,195
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	30,000	24,450
Westlake Chemical Corp.
2.88%, 08/15/2041	24,000	16,205
WR Grace Holdings LLC
5.63%, 08/15/2029*	15,000	12,909
		537,603
Coal — 0.0%
Coronado Finance Pty Ltd.
9.25%, 10/01/2029*	10,000	9,258
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	30,000	30,382
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	15,000	15,462
9.00%, 05/15/2028*	15,000	15,540
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,937
6.63%, 06/15/2029*	15,000	15,048
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	30,000	30,024
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	35,000	34,668
Service Corp. International
3.38%, 08/15/2030	5,000	4,456
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	$ 15,000	$ 14,732
United Rentals North America, Inc.
6.13%, 03/15/2034*	20,000	20,013
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,294
		200,556
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	14,639
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,162
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,650
3.75%, 10/01/2030*	50,000	46,118
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	19,785
4.85%, 10/15/2031	24,000	23,752
5.00%, 10/15/2034	12,000	11,691
5.60%, 10/15/2054	24,000	22,834
McAfee Corp.
7.38%, 02/15/2030*	60,000	53,104
Seagate HDD Cayman
3.13%, 07/15/2029	10,000	8,982
		226,717
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,355
6.63%, 07/15/2030*	15,000	15,357
Kenvue, Inc.
4.90%, 03/22/2033	65,000	65,104
		99,816
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	18,341
4.00%, 01/15/2028*	10,000	9,562
Gates Corp.
6.88%, 07/01/2029*	5,000	5,087
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,213
7.75%, 03/15/2031*	15,000	15,698
		58,901
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	151,319
Air Lease Corp.
3.25%, 10/01/2029	37,000	34,659
4.63%, 10/01/2028	47,000	46,814
5.85%, 12/15/2027	5,000	5,149
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	51,258
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,736
Aviation Capital Group LLC
5.13%, 04/10/2030*	35,000	34,808
5.38%, 07/15/2029*	41,000	41,323
Capital One Financial Corp.
7.62%, 10/30/2031	29,000	32,298

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Credit Acceptance Corp.
9.25%, 12/15/2028*	$ 15,000	$ 15,880
Encore Capital Group, Inc.
8.50%, 05/15/2030*	20,000	20,613
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	35,000	34,198
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,245
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	12,000	9,750
4.35%, 06/15/2029	23,000	22,820
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	95,000	93,478
Jefferies Financial Group, Inc.
5.03%, 03/16/2026	35,000	35,074
6.20%, 04/14/2034	17,000	17,329
Jefferson Capital Holdings LLC
9.50%, 02/15/2029*	30,000	31,841
LPL Holdings, Inc.
5.20%, 03/15/2030	29,000	29,119
6.75%, 11/17/2028	22,000	23,259
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	22,678
6.40%, 03/26/2029*	5,000	5,168
6.50%, 03/26/2031*	31,000	32,281
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,179
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	25,000	25,969
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	55,000	54,983
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	47,567
7.13%, 11/15/2031	10,000	10,059
7.50%, 05/15/2031	20,000	20,352
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/2029*	50,000	48,252
PRA Group, Inc.
8.88%, 01/31/2030*	45,000	46,929
		1,073,387
Electric — 0.7%
AES Corp.
2.45%, 01/15/2031	40,000	34,193
American Electric Power Co., Inc.
4.30%, 12/01/2028	36,000	35,627
5.63%, 03/01/2033	8,000	8,205
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,306
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,522
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,547
Commonwealth Edison Co.
5.88%, 02/01/2033	20,000	20,844
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,303
Constellation Energy Generation LLC
5.60%, 03/01/2028	56,000	57,518
5.75%, 03/15/2054	17,000	16,355
6.13%, 01/15/2034	16,000	16,860
6.50%, 10/01/2053	40,000	41,937
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Corp.
4.85%, 01/05/2029	$ 5,000	$ 5,031
5.45%, 06/15/2034	45,000	45,611
5.80%, 06/15/2054	34,000	33,267
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,577
Electricite de France SA
4.75%, 10/13/2035*	45,000	42,307
Eversource Energy
5.13%, 05/15/2033	45,000	44,488
5.45%, 03/01/2028	18,000	18,392
Exelon Corp.
5.15%, 03/15/2029	64,000	65,081
5.63%, 06/15/2035	8,000	8,123
FirstEnergy Transmission LLC
4.55%, 01/15/2030	10,000	9,862
Georgia Power Co.
4.95%, 05/17/2033	37,000	36,745
5.25%, 03/15/2034	24,000	24,215
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	39,033
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	80,000	81,301
5.90%, 03/15/2055	25,000	24,964
NRG Energy, Inc.
2.00%, 12/02/2025*	37,000	36,231
2.45%, 12/02/2027*	28,000	26,262
6.25%, 11/01/2034*	25,000	24,610
10.25%, 03/15/2028*(2)	20,000	22,020
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	55,000	49,009
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,256
4.95%, 07/01/2050	13,000	10,855
5.55%, 05/15/2029	13,000	13,177
5.90%, 06/15/2032	21,000	21,418
6.10%, 01/15/2029	13,000	13,430
6.75%, 01/15/2053	25,000	26,108
6.95%, 03/15/2034	21,000	22,756
PacifiCorp
2.70%, 09/15/2030	11,000	9,846
6.25%, 10/15/2037	11,000	11,603
PG&E Corp.
5.25%, 07/01/2030	30,000	28,800
7.38%, 03/15/2055	15,000	14,743
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	20,127
Sempra Energy
5.50%, 08/01/2033	21,000	21,162
Southern Co.
5.50%, 03/15/2029	5,000	5,157
5.70%, 03/15/2034	29,000	29,951
Virginia Electric & Power Co.
5.05%, 08/15/2034	33,000	32,645
Vistra Corp.
7.00%, 12/15/2026*(2)	10,000	10,126
8.00%, 10/15/2026*(2)	15,000	15,393
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,126
4.30%, 07/15/2029*	27,000	26,134
5.00%, 07/31/2027*	10,000	9,846
5.70%, 12/30/2034*	30,000	29,843
6.00%, 04/15/2034*	34,000	34,359

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.88%, 04/15/2032*	$ 15,000	$ 15,288
6.95%, 10/15/2033*	16,000	17,186
7.75%, 10/15/2031*	25,000	26,181
		1,446,862
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,311
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,058
6.38%, 03/15/2033*	10,000	10,050
6.63%, 03/15/2032*	25,000	25,361
		49,780
Electronics — 0.1%
Flex, Ltd.
5.25%, 01/15/2032	33,000	32,789
Imola Merger Corp.
4.75%, 05/15/2029*	25,000	23,741
Sensata Technologies, Inc.
3.75%, 02/15/2031*	40,000	34,926
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	32,253
		123,709
Engineering & Construction — 0.0%
Arcosa, Inc.
6.88%, 08/15/2032*	10,000	10,138
MasTec, Inc.
5.90%, 06/15/2029	46,000	47,101
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	20,000	18,911
		76,150
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	36,765
6.00%, 10/15/2032*	10,000	9,339
6.50%, 02/15/2032*	5,000	4,984
7.00%, 02/15/2030*	35,000	35,479
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	19,563
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	19,410
Great Canadian Gaming Corp.
8.75%, 11/15/2029*	25,000	25,117
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,479
7.50%, 09/01/2031*	5,000	5,122
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,100
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,668
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	23,577
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	25,000	25,096
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	10,000	10,083
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	130,000	126,797
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	$ 30,000	$ 28,790
7.13%, 02/15/2031*	35,000	36,220
		476,589
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,107
GFL Environmental, Inc.
4.75%, 06/15/2029*	15,000	14,435
6.75%, 01/15/2031*	5,000	5,154
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,438
5.88%, 06/30/2029*	35,000	33,067
Waste Pro USA, Inc.
7.00%, 02/01/2033*	10,000	10,034
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,181
		92,416
Food — 0.1%
Chobani Holdco II LLC
8.75%, 10/01/2029*(3)	10,000	10,870
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	25,000	25,686
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	46,000	43,007
6.75%, 03/15/2034	38,000	41,023
Mars, Inc.
4.65%, 04/20/2031*	9,000	8,959
5.00%, 03/01/2032*	15,000	15,065
5.20%, 03/01/2035*	20,000	20,100
5.65%, 05/01/2045*	20,000	20,044
5.70%, 05/01/2055*	15,000	14,987
5.80%, 05/01/2065*	10,000	10,024
US Foods, Inc.
5.75%, 04/15/2033*	20,000	19,456
7.25%, 01/15/2032*	5,000	5,197
		234,418
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,545
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,855
12.88%, 10/01/2028*	15,000	15,871
		28,726
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,213
NiSource, Inc.
5.20%, 07/01/2029	41,000	41,757
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	24,337
		87,307
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	87,199

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	$ 15,000	$ 15,562
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,071
Insulet Corp.
6.50%, 04/01/2033*	10,000	10,165
Medline Borrower LP
3.88%, 04/01/2029*	25,000	23,368
5.25%, 10/01/2029*	15,000	14,394
		86,560
Healthcare-Services — 0.2%
Centene Corp.
2.63%, 08/01/2031	35,000	29,418
3.00%, 10/15/2030	15,000	13,119
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	37,127
5.63%, 03/15/2027*	15,000	14,324
6.88%, 04/01/2028*	10,000	6,620
10.88%, 01/15/2032*	20,000	19,703
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	25,000	25,438
DaVita, Inc.
6.88%, 09/01/2032*	60,000	60,337
HCA, Inc.
3.63%, 03/15/2032	11,000	9,944
4.50%, 02/15/2027	3,000	2,990
5.60%, 04/01/2034	13,000	13,072
6.00%, 04/01/2054	19,000	18,383
Humana, Inc.
5.75%, 03/01/2028	46,000	47,284
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	14,131
5.13%, 11/01/2027	70,000	68,975
6.13%, 06/15/2030	25,000	24,884
		405,749
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/2034	75,000	73,091
5.50%, 10/15/2035	45,000	45,242
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,265
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,220
5.75%, 01/15/2028*	10,000	9,976
5.88%, 06/15/2027*	10,000	9,992
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	21,922
4.35%, 02/15/2028	20,000	19,722
		230,430
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	30,521
8.50%, 06/15/2029*	30,000	31,251
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	35,000	33,829
7.00%, 01/15/2031*	35,000	35,107
7.38%, 10/01/2032*	10,000	10,044
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	20,000	20,138
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Athene Global Funding
5.32%, 11/13/2031*	$ 30,000	$ 30,019
5.53%, 07/11/2031*	46,000	46,660
Athene Holding, Ltd.
5.88%, 01/15/2034	16,000	16,250
6.25%, 04/01/2054	11,000	11,017
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,699
4.30%, 05/15/2043	25,000	22,133
CNA Financial Corp.
5.13%, 02/15/2034	24,000	23,836
CNO Financial Group, Inc.
5.25%, 05/30/2025	11,000	11,002
5.25%, 05/30/2029	15,000	15,021
6.45%, 06/15/2034	55,000	57,356
CNO Global Funding
4.95%, 09/09/2029*	5,000	5,017
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	28,000	28,502
Fidelity National Financial, Inc.
3.20%, 09/17/2051	23,000	14,122
HUB International, Ltd.
7.25%, 06/15/2030*	25,000	25,750
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,505
10.50%, 12/15/2030*	25,000	26,770
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	38,311
MetLife, Inc.
6.40%, 12/15/2066	37,000	37,528
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	18,109
		606,497
Internet — 0.2%
Meta Platforms, Inc.
5.40%, 08/15/2054	47,000	46,051
5.55%, 08/15/2064	23,000	22,630
5.75%, 05/15/2063	37,000	37,572
Netflix, Inc.
5.38%, 11/15/2029*	69,000	71,235
5.40%, 08/15/2054	10,000	9,810
5.88%, 11/15/2028	10,000	10,458
Snap, Inc.
6.88%, 03/01/2033*	55,000	54,996
Wayfair LLC
7.25%, 10/31/2029*	25,000	23,940
7.75%, 09/15/2030*	20,000	19,309
		296,001
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	82,000	81,312
7.00%, 01/15/2027	5,000	5,153
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,161
		108,626
Iron/Steel — 0.1%
Allegheny Technologies, Inc.
5.13%, 10/01/2031	5,000	4,682
ArcelorMittal
7.00%, 10/15/2039	37,000	40,370

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
ATI, Inc.
4.88%, 10/01/2029	$ 5,000	$ 4,762
5.88%, 12/01/2027	30,000	29,790
7.25%, 08/15/2030	25,000	25,769
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,030
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	19,191
7.38%, 05/01/2033*	20,000	19,191
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,525
TMS International Corp.
6.25%, 04/15/2029*	25,000	23,273
United States Steel Corp.
6.65%, 06/01/2037	10,000	9,826
		203,409
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/2031	27,000	22,422
5.85%, 03/18/2029	23,000	23,532
Brunswick Corp./DE
5.10%, 04/01/2052	32,000	24,280
Carnival Corp.
4.00%, 08/01/2028*	73,000	69,839
5.75%, 03/01/2027*	40,000	40,025
5.75%, 03/15/2030*	20,000	19,920
6.13%, 02/15/2033*	10,000	9,854
7.00%, 08/15/2029*	5,000	5,230
NCL Corp., Ltd.
6.75%, 02/01/2032*	15,000	14,817
7.75%, 02/15/2029*	15,000	15,633
8.13%, 01/15/2029*	10,000	10,519
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,923
5.50%, 08/31/2026*	10,000	10,000
5.63%, 09/30/2031*	15,000	14,729
6.00%, 02/01/2033*	40,000	39,975
6.25%, 03/15/2032*	5,000	5,045
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,034
9.13%, 07/15/2031*	25,000	26,703
		367,480
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	32,280
Hyatt Hotels Corp.
5.25%, 06/30/2029	25,000	25,243
5.38%, 12/15/2031	20,000	19,921
Station Casinos LLC
4.63%, 12/01/2031*	20,000	17,970
6.63%, 03/15/2032*	15,000	14,877
		110,291
Machinery-Construction & Mining — 0.1%
Manitowoc Co., Inc.
9.25%, 10/01/2031*	15,000	15,419
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,369
4.60%, 05/15/2028	36,000	35,824
Terex Corp.
5.00%, 05/15/2029*	15,000	14,315
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
6.25%, 10/15/2032*	$ 15,000	$ 14,546
Vertiv Group Corp.
4.13%, 11/15/2028*	47,000	44,742
		132,215
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,929
9.50%, 01/01/2031*	10,000	10,675
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	55,000	56,435
		93,039
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,292
4.75%, 03/01/2030*	85,000	78,833
4.75%, 02/01/2032*	25,000	22,197
5.38%, 06/01/2029*	50,000	48,380
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	33,323
Comcast Corp.
4.00%, 11/01/2049	41,000	31,454
Directv Financing LLC
8.88%, 02/01/2030*	10,000	9,542
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	10,000	9,691
10.00%, 02/15/2031*	20,000	19,204
DISH DBS Corp.
5.25%, 12/01/2026*	10,000	9,179
Gray Television, Inc.
5.38%, 11/15/2031*	10,000	6,243
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	9,764
7.38%, 09/01/2031*	25,000	25,138
8.00%, 08/01/2029*	30,000	29,505
News Corp.
3.88%, 05/15/2029*	20,000	18,855
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	14,047
Paramount Global
3.70%, 06/01/2028	28,000	26,977
4.20%, 06/01/2029	18,000	17,312
4.38%, 03/15/2043	24,000	17,776
4.95%, 01/15/2031	20,000	19,219
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	55,000	54,273
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	21,427
4.00%, 07/15/2028*	15,000	13,995
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	9,000	10,273
Walt Disney Co.
4.75%, 09/15/2044	20,000	18,154
7.75%, 12/01/2045	3,000	3,811
		581,864
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	19,725
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,071

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030*	$ 24,000	$ 21,120
5.63%, 04/04/2034*	40,000	40,168
6.38%, 10/06/2030*	29,000	30,745
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	25,000	24,875
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,041
4.75%, 01/30/2030*	15,000	13,986
Novelis, Inc.
6.88%, 01/30/2030*	20,000	20,283
		191,014
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.13%, 03/15/2030*	15,000	15,139
6.25%, 03/15/2033*	15,000	15,154
		30,293
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	23,385
Oil & Gas — 0.4%
Aker BP ASA
5.80%, 10/01/2054*	75,000	68,390
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	14,000	13,993
7.20%, 01/15/2032	37,000	40,721
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,156
Chesapeake Energy Corp.
6.75%, 04/15/2029*	55,000	55,690
Chord Energy Corp.
6.75%, 03/15/2033*	30,000	29,843
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,320
8.75%, 07/01/2031*	20,000	20,539
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,887
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,382
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	30,499
8.75%, 05/01/2031*	15,000	15,939
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029*	35,000	34,170
Matador Resources Co.
6.25%, 04/15/2033*	35,000	34,140
6.50%, 04/15/2032*	30,000	29,731
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,726
8.88%, 08/15/2031*	35,000	30,390
Occidental Petroleum Corp.
5.20%, 08/01/2029	28,000	27,981
6.20%, 03/15/2040	55,000	54,414
7.50%, 05/01/2031	20,000	22,018
Ovintiv, Inc.
5.65%, 05/15/2028	12,000	12,297
6.25%, 07/15/2033	9,000	9,296
Precision Drilling Corp.
6.88%, 01/15/2029*	15,000	14,655
7.13%, 01/15/2026*	11,000	11,004
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	$ 25,000	$ 25,733
SM Energy Co.
6.75%, 09/15/2026	10,000	9,995
7.00%, 08/01/2032*	20,000	19,628
Southwestern Energy Co.
5.38%, 03/15/2030	15,000	14,890
Sunoco LP
6.25%, 07/01/2033*	25,000	25,026
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	32,862
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	4,077	4,143
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	10,500	10,430
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	13,572	13,864
Transocean, Inc.
6.80%, 03/15/2038	30,000	22,987
8.75%, 02/15/2030*	8,000	8,309
Viper Energy Partners LP
7.38%, 11/01/2031*	20,000	20,904
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	19,815
		850,767
Oil & Gas Services — 0.0%
Aris Water Holdings LLC
7.25%, 04/01/2030*	25,000	25,282
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	30,000	29,241
1.65%, 01/15/2027	48,000	45,536
5.50%, 04/15/2028	4,000	4,080
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	25,000	25,173
Graham Packaging Co., Inc.
7.13%, 08/15/2028*	25,000	24,419
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,223
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	50,000	48,568
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	20,000	19,600
9.25%, 04/15/2027*	25,000	23,582
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	15,328
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,150
8.20%, 01/15/2030	20,000	22,852
		268,752
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	12,000	12,085
Bausch Health Cos., Inc.
6.13%, 02/01/2027*	15,000	15,210
CVS Health Corp.
4.78%, 03/25/2038	48,000	43,068
6.75%, 12/10/2054	10,000	9,956

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
7.00%, 03/10/2055	$ 35,000	$ 35,276
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	15,638
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	62,308
5.30%, 05/19/2053	26,000	24,686
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	195,413
Wyeth LLC
5.95%, 04/01/2037	8,000	8,477
Zoetis, Inc.
2.00%, 05/15/2030	85,000	74,739
		496,856
Pipelines — 0.5%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	29,041
4.50%, 10/01/2029	51,000	49,604
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	21,822
6.54%, 11/15/2053*	21,000	22,040
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	45,210
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	7,000	6,758
5.80%, 01/15/2035	18,000	18,579
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	21,000	24,358
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,943
Energy Transfer LP
5.20%, 04/01/2030	19,000	19,215
5.25%, 07/01/2029	61,000	61,888
6.63%, 02/15/2028(2)	80,000	78,922
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,067
Hess Midstream Operations LP
5.13%, 06/15/2028*	10,000	9,845
5.50%, 10/15/2030*	15,000	14,687
5.88%, 03/01/2028*	15,000	15,068
6.50%, 06/01/2029*	10,000	10,199
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,543
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,725
Kinetik Holdings LP
5.88%, 06/15/2030*	45,000	44,531
Oneok, Inc.
4.75%, 10/15/2031	35,000	34,303
ONEOK, Inc.
6.10%, 11/15/2032	40,000	41,906
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	33,000	32,744
5.58%, 10/01/2034*	18,000	17,624
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	17,000	16,642
5.00%, 01/15/2028	41,000	41,009
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	13,886
6.25%, 01/15/2030*	80,000	81,196
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Venture Global LNG, Inc.
8.13%, 06/01/2028*	$ 10,000	$ 10,218
8.38%, 06/01/2031*	30,000	30,428
9.00%, 09/30/2029*(2)	25,000	23,725
9.50%, 02/01/2029*	20,000	21,446
9.88%, 02/01/2032*	20,000	21,242
Williams Cos., Inc.
5.60%, 03/15/2035	30,000	30,575
		920,989
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	27,987
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,228
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	31,275
3.13%, 01/15/2027	76,000	74,031
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	25,000	22,665
Crown Castle, Inc.
3.80%, 02/15/2028	31,000	30,166
4.75%, 05/15/2047	5,000	4,262
4.90%, 09/01/2029	23,000	22,895
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,639
EPR Properties
4.50%, 06/01/2027	11,000	10,854
Equinix, Inc.
3.20%, 11/18/2029	48,000	44,902
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	17,000	14,714
6.75%, 12/01/2033	29,000	30,773
Iron Mountain, Inc.
6.25%, 01/15/2033*	45,000	44,566
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	20,000	19,478
5.25%, 10/01/2025*	5,000	4,985
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*	50,000	50,935
Prologis LP
2.25%, 04/15/2030	10,000	8,930
5.00%, 03/15/2034	34,000	33,807
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	30,000	29,946
7.25%, 07/15/2028*	10,000	10,240
VICI Properties LP
4.75%, 02/15/2028	26,000	26,002
5.13%, 11/15/2031	5,000	4,931
5.75%, 04/01/2034	34,000	34,178
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,741
3.88%, 02/15/2029*	28,000	26,732
4.50%, 01/15/2028*	33,000	32,584
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,737

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
XHR LP
6.63%, 05/15/2030*	$ 10,000	$ 9,817
		655,785
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	22,625
6.13%, 06/15/2029*	10,000	10,063
7-Eleven, Inc.
1.30%, 02/10/2028*	80,000	72,786
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	27,567
3.55%, 07/26/2027*	30,000	29,305
Bath & Body Works, Inc.
6.88%, 11/01/2035	40,000	40,518
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	15,000	14,103
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	10,066
Carvana Co.
9.00%, 06/01/2031*(3)	10,000	11,110
12.00%, 12/01/2028*(3)	17,188	17,697
Dick's Sporting Goods, Inc.
4.10%, 01/15/2052	30,000	21,539
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	30,261
FirstCash, Inc.
6.88%, 03/01/2032*	55,000	55,685
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	30,000	24,485
Home Depot, Inc.
5.30%, 06/25/2054	18,000	17,386
LBM Acquisition LLC
6.25%, 01/15/2029*	20,000	17,032
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	10,000	9,236
Target Corp.
5.00%, 04/15/2035	20,000	19,913
White Cap Buyer LLC
6.88%, 10/15/2028*	45,000	43,189
		494,566
Semiconductors — 0.0%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	28,728
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	28,140
Atlassian Corp.
5.25%, 05/15/2029	13,000	13,230
5.50%, 05/15/2034	8,000	8,123
Cloud Software Group, Inc.
6.50%, 03/31/2029*	25,000	24,302
9.00%, 09/30/2029*	15,000	14,961
MSCI, Inc.
3.63%, 09/01/2030*	55,000	50,877
Oracle Corp.
2.88%, 03/25/2031	83,000	74,311
3.65%, 03/25/2041	59,000	45,782
Security Description	Shares or Principal Amount	Value

Software (continued)
Rocket Software, Inc.
6.50%, 02/15/2029*	$ 20,000	$ 18,850
ServiceNow, Inc.
1.40%, 09/01/2030	35,000	29,538
Synopsys, Inc.
5.15%, 04/01/2035	35,000	35,184
5.70%, 04/01/2055	5,000	4,965
UKG, Inc.
6.88%, 02/01/2031*	30,000	30,433
		378,696
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	46,000	37,713
4.75%, 05/15/2046	5,000	4,350
CommScope LLC
7.13%, 07/01/2028*	45,000	39,814
EchoStar Corp.
10.75%, 11/30/2029	25,000	26,269
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	15,000	14,983
8.75%, 05/15/2030*	15,000	15,802
Level 3 Financing, Inc.
10.50%, 05/15/2030*	26,000	27,859
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	21,787
5.00%, 02/15/2029	46,000	46,041
7.00%, 04/15/2055	45,000	45,174
7.13%, 04/15/2055	25,000	24,915
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	44,838
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,949
3.38%, 04/15/2029	33,000	31,346
3.75%, 04/15/2027	15,000	14,783
3.88%, 04/15/2030	7,000	6,711
5.05%, 07/15/2033	50,000	49,664
Verizon Communications, Inc.
3.70%, 03/22/2061	33,000	22,726
		483,724
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,922
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	30,000	30,167
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	10,000	9,793
4.40%, 07/01/2027*	85,000	84,569
		94,362
Total Corporate Bonds & Notes (cost $16,290,180)		16,088,463
CONVERTIBLE BONDS & NOTES — 0.1%
Food — 0.1%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	20,805
Post Holdings, Inc.
2.50%, 08/15/2027	15,000	17,880
		38,685

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	$ 10,000	$ 6,685
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	17,000	15,776
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029*	22,000	22,913
Total Convertible Bonds & Notes (cost $81,950)		84,059
LOANS(4)(5)(6) — 0.3%
Advanced Materials / Products — 0.0%
Glatfelter Corp. FRS
8.56%, (TSFR3M+4.25%), 11/04/2031	24,937	24,860
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
8.44%, (TSFR1M+4.00%), 08/23/2028	5,853	5,780
Airlines — 0.0%
AAdvantage Loyalty IP, Ltd. FRS
6.54% , (TSFR3M+2.25%), 04/20/2028	28,528	28,135
United Airlines, Inc. FRS
6.30% , (TSFR3M+2.00%), 02/22/2031	16,616	16,549
		44,684
Auto Parts & Equipment — 0.0%
Clarios Global LP FRS
7.07% , (TSFR1M+2.75%), 01/28/2032	13,052	12,864
Dexko Global, Inc. FRS
8.19% , (TSFR3M+3.75%), 10/04/2028	14,923	13,832
		26,696
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
8.17% , (TSFR1M+3.75%), 11/23/2027	20,149	18,524
EMRLD Borrower LP FRS
6.80% , (TSFR3M+2.50%), 08/04/2031	4,975	4,922
		23,446
Chemicals — 0.1%
Herens US Holdco Corp. FRS
8.32% , (TSFR3M+3.93%), 07/03/2028	9,876	9,055
Hexion Holdings Corp. FRS
11.86% , (TSFR1M+7.44%), 03/15/2030	17,647	16,588
Nouryon Finance BV FRS
7.55% , (TSFR3M+3.25%), 04/03/2028	30,623	30,730
Vibrantz Technologies, Inc. FRS
8.69% , (TSFR3M+4.25%), 04/23/2029	19,734	17,373
WR Grace Holdings LLC FRS
7.55% , (TSFR3M+3.25%), 09/22/2028	4,936	4,899
		78,645
Commercial Services — 0.0%
Veritiv Operating Co. FRS
8.30% , (TSFR1M+4.00%), 11/30/2030	7,104	7,076
VM Consolidated, Inc. FRS
6.57% , (TSFR1M+2.25%), 03/24/2028	21,207	21,217
		28,293
Security Description	Shares or Principal Amount	Value

Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
8.07%, (TSFR1M+3.75%), 06/27/2031	$ 14,925	$ 14,888
Entertainment — 0.0%
Great Canadian Gaming Corp. FRS
9.05% , (TSFR3M+4.75%), 11/01/2029	13,671	13,443
Scientific Games Holdings LP FRS
7.30% , (TSFR3M+3.00%), 04/04/2029	9,925	9,855
		23,298
Environmental Control — 0.0%
Madison IAQ LLC BTL FRS
6.76%, (TSFR6M+2.50%), 06/21/2028	9,797	9,677
Filtration/Separations Products — 0.0%
Filtration Group Corp, FRS
7.32%, (TSFR1M+3.00%), 10/21/2028	10,000	9,981
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
7.67% , (TSFR1M+3.25%), 05/10/2027	24,708	24,600
Medline Borrower LP FRS
6.57% , (TSFR1M+2.25%), 10/23/2028	13,492	13,461
		38,061
Lodging — 0.0%
Fertitta Entertainment LLC FRS
7.82%, (TSFR1M+3.50%), 01/27/2029	19,771	19,419
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. FRS
6.07%, (TSFR1M+1.75%), 03/02/2027	28,308	28,231
Machinery-Diversified — 0.0%
TK Elevator US Newco, Inc. FRS
7.74%, (TSFR6M+3.50%), 04/30/2030	22,891	22,877
Media — 0.0%
Directv Financing LLC FRS
9.80%, (TSFR3M+5.25%), 08/02/2029	24,332	23,952
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
9.23%, (TSFR6M+4.73%), 02/12/2026	14,535	13,118
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc FRS
10.57% , (TSFR1M+6.25%), 09/25/2030	15,000	14,475
Endo Finance Holdings, Inc. FRS
8.32% , (TSFR1M+4.00%), 04/23/2031	29,850	29,477
		43,952
Retail — 0.1%
Foundation Building Materials, Inc. FRS
8.55% , (TSFR3M+4.00%), 01/29/2031	24,812	22,469
IRB Holding Corp. FRS
6.82% , (TSFR1M+2.50%), 12/15/2027	14,676	14,566
LBM Acquisition LLC FRS
8.17% , (TSFR1M+3.75%), 06/06/2031	9,900	9,140
PetSmart, Inc. BTL-B FRS
8.17% , (TSFR1M+3.75%), 02/11/2028	14,334	14,074
White Cap Buyer LLC FRS
7.57% , (TSFR1M+3.25%), 10/19/2029	19,430	18,804
		79,053
Software — 0.1%
Ascend Learning LLC FRS
10.17% , (TSFR1M+5.75%), 12/10/2029	4,702	4,683

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Software (continued)
Cloud Software Group, Inc. FRS
7.80% , (TSFR3M+3.50%), 03/30/2029	$ 3,659	$ 3,618
Idera, Inc. FRS
7.79% , (TSFR3M+3.50%), 03/02/2028	19,850	18,242
Rocket Software, Inc. FRS
8.57% , (TSFR1M+4.25%), 11/28/2028	18,810	18,752
UKG, Inc. FRS
7.30% , (TSFR3M+3.00%), 02/10/2031	4,962	4,951
		50,246
Telecommunications — 0.0%
Connect Finco SARL FRS
8.82%, (TSFR1M+4.50%), 09/27/2029	14,850	13,001
Total Loans (cost $636,453)		622,158
ASSET BACKED SECURITIES — 0.1%
Auto Loan Receivables — 0.0%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	92,139
Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.94%, (SOFR30A+1.60%), 05/25/2054*	44,006	44,180
Credit Card Receivables — 0.1%
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	122,000	121,839
Total Asset Backed Securities (cost $254,537)		258,158
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Commercial and Residential — 1.2%
AREIT Trust FRS
Series 2021-CRE5, Class A 5.51%, (TSFR1M+1.19%), 11/17/2038*	7,143	7,103
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	23,264
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.33%, 08/10/2049(7)(8)	224,381	1,929
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(8)	38,000	36,850
Series 2015-P1, Class B 4.33%, 09/15/2048(8)	66,000	64,882
Series 2014-GC21, Class C 4.78%, 05/10/2047(8)	31,014	29,153
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 6.19%, 05/25/2035(8)	3,435	3,380
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	52,256
Commercial Mtg. Trust VRS
Series 2014-UBS4, Class XA 0.63%, 08/10/2047(7)(8)	126,886	470
Series 2015-CR22, Class AM 3.60%, 03/10/2048(8)	42,000	40,930
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2014-CR15, Class B 3.92%, 02/10/2047(8)	$ 35,221	$ 34,263
Series 2015-LC21, Class B 4.33%, 07/10/2048(8)	127,000	125,144
Series 2014-UBS6, Class C 4.36%, 12/10/2047(8)	8,183	8,037
Series 2015-CR23, Class C 4.49%, 05/10/2048(8)	59,000	56,097
Series 2014-CR17, Class C 4.72%, 05/10/2047(8)	68,000	62,207
Connecticut Avenue Securities Trust
Series 2024-R06, Class 1M1 5.39%, 09/25/2044*	5,627	5,615
Series 2024-R06, Class 1A1 5.49%, 09/25/2044*	25,897	25,865
Connecticut Avenue Securities Trust FRS
Series 2021-R02, Class 2M1 5.24%, (SOFR30A+0.90%), 11/25/2041*	597	596
Series 2025-R01, Class 1A1 5.29%, (SOFR30A+0.95%), 01/25/2045*	27,296	27,185
Series 2022-R01, Class 1M1 5.34%, (SOFR30A+1.00%), 12/25/2041*	2,458	2,453
Series 2025-R02, Class 1A1 5.34%, (SOFR30A+1.00%), 02/25/2045*	16,931	16,915
Series 2025-R01, Class 1M1 5.44%, (SOFR30A+1.10%), 01/25/2045*	24,600	24,546
Series 2025-R02, Class 1M1 5.49%, (SOFR30A+1.15%), 02/25/2045*	54,361	54,317
Series 2022-R01, Class 1M2 6.24%, (SOFR30A+1.90%), 12/25/2041*	26,000	26,223
Series 2022-R05, Class 2M1 6.24%, (SOFR30A+1.90%), 04/25/2042*	4,639	4,657
Series 2022-R04, Class 1M1 6.34%, (SOFR30A+2.00%), 03/25/2042*	28,239	28,504
Series 2022-R03, Class 1M1 6.44%, (SOFR30A+2.10%), 03/25/2042*	45,645	46,326
Series 2019-HRP1, Class M2 6.60%, (SOFR30A+2.26%), 11/25/2039*	1,045	1,047
Series 2018-C05, Class 1M2 6.80%, (SOFR30A+2.46%), 01/25/2031	15,536	15,806
Series 2022-R09, Class 2M1 6.84%, (SOFR30A+2.50%), 09/25/2042*	5,107	5,182
Series 2022-R08, Class 1M1 6.89%, (TSFR1M+2.55%), 07/25/2042*	10,232	10,482
Series 2022-R06, Class 1M1 7.09%, (SOFR30A+2.75%), 05/25/2042*	14,926	15,241
Series 2017-C06, Class 1M2B 7.10%, (SOFR30A+2.76%), 02/25/2030	1,502	1,506
Series 2022-R07, Class 1M1 7.29%, (SOFR30A+2.95%), 06/25/2042*	19,442	20,054
Series 2017-C01, Class 1M2 8.00%, (SOFR30A+3.66%), 07/25/2029	58,474	59,977
Series 2017-C02, Class 2M2C 8.10%, (SOFR30A+3.76%), 09/25/2029	16,000	16,527
Series 2016-C04, Class 1M2 8.70%, (SOFR30A+4.36%), 01/25/2029	51,115	52,547
Series 2016-C07, Class 2M2 8.80%, (SOFR30A+4.46%), 05/25/2029	40,810	42,401
Series 2016-C05, Class 2M2 8.90%, (SOFR30A+4.56%), 01/25/2029	48,096	49,527
Series 2015-C04, Class 1M2 10.15%, (SOFR30A+5.81%), 04/25/2028	10,157	10,410

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2016-C03, Class 2M2 10.35%, (SOFR30A+6.01%), 10/25/2028	$ 963	$ 998
Series 2016-C02, Class 1M2 10.45%, (SOFR30A+6.11%), 09/25/2028	12,040	12,310
Series 2016-C01, Class 1M2 11.20%, (SOFR30A+6.86%), 08/25/2028	3,905	4,063
Series 2016-C01, Class 2M2 11.40%, (SOFR30A+7.06%), 08/25/2028	6,309	6,548
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 0.90%, 09/15/2039*(7)(8)	44	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	73,415
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	41,400
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.17%, 04/15/2050(7)(8)	60,344	1
Series 2015-C1, Class AS 3.79%, 04/15/2050(8)	32,158	31,824
Series 2016-C7, Class AS 3.96%, 11/15/2049(8)	64,000	61,980
Series 2015-C1, Class C 3.96%, 04/15/2050(8)	34,000	30,820
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(8)	54,000	51,909
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.29%, 08/10/2044*(8)	91,287	87,509
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	634	617
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.86%, 07/15/2045(8)	20,621	19,694
Series 2014-C23, Class B 4.47%, 09/15/2047(8)	97,000	93,093
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(8)	5,032	4,911
Series 2012-C6, Class D 4.97%, 05/15/2045(8)	22,487	22,046
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 5.59%, (SOFR30A+1.25%), 06/25/2055*	29,558	29,445
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(8)	45,000	42,650
Series 2016-C32, Class AS 3.99%, 12/15/2049(8)	91,000	88,874
Series 2014-C16, Class B 4.22%, 06/15/2047(8)	3,429	3,381
Series 2012-C5, Class E 4.57%, 08/15/2045*(8)	67,000	65,210
Series 2013-C12, Class C 4.75%, 10/15/2046(8)	14,600	13,652
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 3.88%, 11/15/2049(8)	15,000	12,482
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	$ 83,000	$ 78,504
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,161
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	36,673
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	45,935
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	44,835
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.02%, 08/15/2053(8)	44,000	39,257
Series 2015-LC20, Class C 4.06%, 04/15/2050(8)	59,000	56,057
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(8)	25,594	25,044
Series 2012-C10, Class C 4.31%, 12/15/2045(8)	18,000	14,986
Series 2011-C3, Class D 5.46%, 03/15/2044*(8)	8,560	3,419
		2,280,577
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
6.47%, (-3.00*SOFR30A+19.52%), 03/15/2035(9)	6,237	6,397
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA1, Class A1 5.29%, (SOFR30A+0.95%), 01/25/2045*	78,988	78,800
Series 2022-DNA2, Class M1A 5.64%, (SOFR30A+1.30%), 02/25/2042*	31,589	31,598
Series 2021-DNA6, Class M2 5.84%, (SOFR30A+1.50%), 10/25/2041*	12,723	12,727
Series 2021-DNA5, Class M2 5.99%, (SOFR30A+1.65%), 01/25/2034*	6,588	6,600
Series 2021-DNA7, Class M2 6.14%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,222
Series 2023-HQA3, Class A1 6.19%, (SOFR30A+1.85%), 11/25/2043*	13,881	14,019
Series 2023-HQA3, Class M1 6.19%, (SOFR30A+1.85%), 11/25/2043*	6,828	6,884
Series 2022-DNA3, Class M1A 6.34%, (SOFR30A+2.00%), 04/25/2042*	8,543	8,606
Series 2023-HQA2, Class M1A 6.34%, (SOFR30A+2.00%), 06/25/2043*	6,924	6,954
Series 2022-DNA6, Class M1A 6.49%, (SOFR30A+2.15%), 09/25/2042*	4,980	5,023
Series 2022-DNA4, Class M1A 6.54%, (SOFR30A+2.20%), 05/25/2042*	24,204	24,522
Series 2022-HQA3, Class M1A 6.64%, (SOFR30A+2.30%), 08/25/2042*	20,970	21,350
Series 2022-HQA2, Class M1A 6.99%, (SOFR30A+2.65%), 07/25/2042*	14,760	15,055
Series 2022-DNA5, Class M1A 7.29%, (TSFR1M+2.95%), 06/25/2042*	63,377	64,665

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(7)(8)	$ 745,526	$ 50,711
		405,133
Total Collateralized Mortgage Obligations (cost $2,768,278)		2,685,710
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.2%
U.S. Government — 3.2%
United States Treasury Bonds
1.88%, 02/15/2051	480,000	278,325
2.00%, 08/15/2051	380,000	226,308
2.75%, 08/15/2042	1,790,000	1,397,529
2.88%, 05/15/2052	90,000	65,345
3.00%, 02/15/2049	320,000	241,987
3.38%, 11/15/2048	100,000	81,168
3.63%, 02/15/2053	100,000	84,223
United States Treasury Notes
0.50%, 02/28/2026	650,000	629,149
1.50%, 02/15/2030	660,000	588,766
1.63%, 05/15/2026 to 09/30/2026	1,710,000	1,658,242
2.38%, 03/31/2029	470,000	443,250
3.38%, 05/15/2033	100,000	94,723
3.88%, 08/15/2033	710,000	695,855
		6,484,870
U.S. Government Agency — 4.0%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	913,664	771,716
3.00%, 08/01/2052	920,489	809,470
3.50%, 06/01/2052	927,139	844,824
5.50%, 06/01/2035	886	904
7.50%, 10/01/2029	533	545
Federal National Mtg. Assoc.
1.50%, 11/01/2041	530,734	441,927
2.00%, 09/01/2050	927,810	742,881
2.50%, 11/01/2051	1,867,914	1,571,209
3.00%, 09/01/2046 to 10/01/2046	206,048	182,606
5.28%, 12/01/2028	40,000	41,195
6.00%, 06/01/2036	314	323
6.50%, 07/01/2036 to 11/01/2036	18,625	19,431
7.00%, 06/01/2033 to 04/01/2035	2,600	2,714
Government National Mtg. Assoc.
3.00%, 11/20/2051	810,865	713,712
3.50%, 05/20/2052	960,944	874,238
4.00%, 03/20/2053	925,104	867,577
6.00%, 11/20/2053	22,002	22,769
6.50%, 08/20/2037 to 09/20/2037	5,403	5,720
		7,913,761
Total U.S. Government & Agency Obligations (cost $14,766,132)		14,398,631
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	28,157
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,544
Security Description	Shares or Principal Amount	Value

State of California General Obligation Bonds
7.50%, 04/01/2034	$ 30,000	$ 34,708
Total Municipal Securities (cost $70,127)		77,409
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Core MSCI Emerging Markets ETF	1,792	96,714
Xtrackers Harvest CSI 300 China A-Shares ETF	7,989	212,268
Total Unaffiliated Investment Companies (cost $325,296)		308,982
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1) (cost $4)	20,000	2
Total Long-Term Investment Securities (cost $158,163,001)		188,328,861
SHORT-TERM INVESTMENTS — 3.3%
U.S. Government Agency — 2.8%
Federal Home Loan Mtg. Corp. Disc. Notes
4.04%, 04/01/2025	5,538,000	5,537,351
U.S. Government — 0.5%
United States Treasury Bills
4.25%, 04/17/2025	1,000,000	998,107
Total Short-Term Investments (cost $6,536,110)		6,535,458
REPURCHASE AGREEMENTS — 1.5%
Agreement with Bank of America Securities LLC, bearing interest at 4.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $3,000,363 and collateralized by $3,072,000 of United States Treasury Bonds, bearing interest at 4.50% due 02/15/2044 and having an approximate value of $3,079,203 (cost $3,000,000)	3,000,000	3,000,000
TOTAL INVESTMENTS (cost $167,699,111)(10)	99.3%	197,864,319
Other assets less liabilities	0.7	1,483,749
NET ASSETS	100.0%	$199,348,068
^	Prior to April 28, 2025, the Portfolio was known as SA Putnam Asset Allocation Diversified Growth Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $9,761,109 representing 4.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Interest Only
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2025.
(10)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000%	Monthly	06/23/2025	$110,568	$—	$1,550	$1,550
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	96,865	—	1,358	1,358
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	18,316	—	257	257
Bank of America, N.A.	Pay	Etihad Etisalat Co	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	76,681	—	2,337	2,337
Bank of America, N.A.	Pay	Etihad Etisalat Co	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	21,731	—	662	662
Bank of America, N.A.	Pay	Etihad Etisalat Co.	Less than 1-Month SOFR + 1.000	Monthly	06/23/2025	19,837	—	604	604
							$—	$6,768	$6,768
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	U.S. Treasury 10 Year Notes	June 2025	$1,318,125	$1,334,625	$16,500
9	Long	U.S. Treasury 2 Year Notes	June 2025	1,855,547	1,864,547	9,000
20	Long	U.S. Treasury 5 Year Notes	June 2025	2,140,000	2,163,125	23,125
5	Long	U.S. Treasury Ultra Bonds	June 2025	606,055	611,250	5,195
						$53,820
						Unrealized (Depreciation)
17	Long	MSCI EAFE Index	June 2025	$2,125,823	$2,053,855	$ (71,968)
23	Long	S&P 500 E-Mini Index	June 2025	6,545,797	6,501,237	(44,560)
1	Long	U.S. Treasury Long Bonds	June 2025	119,063	117,282	(1,781)
3	Short	U.S. Treasury Ultra 10 Year Notes	June 2025	338,063	342,375	(4,312)
						$(122,621)
		Net Unrealized Appreciation (Depreciation)				$(68,801)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	104,800	USD	66,598	04/16/2025	$ 1,106	$ —
	DKK	425,600	USD	61,604	06/18/2025	—	(390)
	USD	24,451	AUD	39,700	04/16/2025	359	—
	USD	462,968	EUR	430,000	06/18/2025	4,000	—
	USD	146,431	JPY	22,148,400	05/21/2025	2,048	—
	USD	5,840	MXN	123,400	04/16/2025	178	—
						7,691	(390)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	HKD	89,800	USD	11,570	05/21/2025	$ 15	$ —
	ILS	35,300	USD	9,958	04/16/2025	461	—
	NZD	45,500	USD	25,342	04/16/2025	—	(499)
	USD	28,387	AUD	46,100	04/16/2025	421	—
	USD	46,686	CHF	41,000	06/18/2025	81	—
	USD	5,707	EUR	5,300	06/18/2025	48	—
	USD	60,545	GBP	46,900	06/18/2025	34	—
	USD	61,048	HKD	474,400	05/21/2025	—	(3)
	USD	4,662	MXN	98,500	04/16/2025	142	—
	USD	141,229	SEK	1,418,900	06/18/2025	574	—
	USD	458,650	TWD	15,032,700	05/21/2025	—	(5,073)
						1,776	(5,575)
Citibank, N.A.	DKK	1,223,700	USD	177,648	06/18/2025	—	(601)
	EUR	310,100	USD	336,638	06/18/2025	—	(122)
	HKD	72,900	USD	9,381	05/21/2025	1	—
	USD	66,064	HKD	513,500	05/21/2025	12	—
						13	(723)
Goldman Sachs International	HKD	295,500	USD	38,027	05/21/2025	3	—
	ILS	364,900	USD	99,585	04/16/2025	1,415	—
	PLN	5,700	USD	1,469	06/18/2025	1	—
	USD	146,808	CNH	1,063,900	05/21/2025	108	—
	USD	25,813	HKD	200,600	05/21/2025	—	—
	USD	43,956	MXN	928,700	04/16/2025	1,338	—
	USD	19,072	PLN	73,700	06/18/2025	—	(98)
	USD	5,475	ZAR	105,500	04/16/2025	273	—
	ZAR	70,600	USD	3,879	04/16/2025	33	—
						3,171	(98)
HSBC Bank PLC	EUR	4,600	USD	4,994	06/18/2025	—	(1)
	HKD	607,700	USD	78,177	05/21/2025	—	(21)
	USD	75,681	CHF	66,500	06/18/2025	174	—
	USD	140,059	HKD	1,087,800	05/21/2025	—	(84)
	USD	61,031	JPY	9,228,600	05/21/2025	836	—
	USD	167,714	SEK	1,684,900	06/18/2025	673	—
	USD	14,434	SGD	19,400	05/21/2025	43	—
						1,726	(106)
JPMorgan Chase Bank, N.A.	NOK	822,400	USD	75,794	06/18/2025	—	(2,374)
	USD	324,870	CHF	285,300	06/18/2025	561	—
	USD	45,831	HKD	356,200	05/21/2025	4	—
	USD	444,672	KRW	641,501,100	05/21/2025	—	(8,353)
						565	(10,727)
Morgan Stanley & Co. International PLC	DKK	626,700	USD	90,706	06/18/2025	—	(581)
	EUR	8,900	USD	9,429	06/18/2025	—	(237)
	HKD	1,407,600	USD	181,232	05/21/2025	106	—
	USD	64,181	AUD	103,800	04/16/2025	686	—
	USD	203,283	CHF	178,100	06/18/2025	—	(130)
	USD	14,566	DKK	100,000	06/18/2025	—	—
	USD	138,246	EUR	127,300	06/18/2025	—	(1)
	USD	203,630	HKD	1,581,200	05/21/2025	—	(165)
	USD	410,422	JPY	61,934,900	05/21/2025	4,779	—
	USD	340	NZD	600	04/16/2025	—	—
	USD	7,920	PLN	30,600	06/18/2025	—	(42)
	USD	13,749	SEK	138,100	06/18/2025	53	—
	USD	10,117	SGD	13,600	05/21/2025	32	—
	USD	15,034	ZAR	289,700	04/16/2025	749	—
						6,405	(1,156)
State Street Bank & Trust Co.	EUR	419,500	USD	442,449	06/18/2025	—	(13,116)
	GBP	32,900	USD	42,177	06/18/2025	—	(319)
	JPY	4,172,500	USD	27,762	05/21/2025	—	(210)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	278,916	AUD	451,600	04/16/2025	$ 3,299	$ —
	USD	451,660	CHF	396,600	06/18/2025	727	—
	USD	354,481	CNY	2,569,700	05/21/2025	3,475	—
	USD	135,013	HKD	1,048,800	05/21/2025	—	(56)
	USD	6,346	ILS	23,600	04/16/2025	3	—
	USD	220,015	JPY	32,902,400	05/21/2025	556	—
	USD	5,434	NOK	57,200	06/18/2025	3	—
	USD	569	NZD	1,000	04/16/2025	—	(1)
	USD	13,506	PLN	52,200	06/18/2025	—	(67)
	USD	84,569	SEK	849,300	06/18/2025	309	—
	USD	384,279	SGD	516,500	05/21/2025	1,154	—
						9,526	(13,769)
Toronto Dominion Bank	JPY	71,123,300	USD	477,526	05/21/2025	728	—
	USD	261,505	SEK	2,626,900	06/18/2025	1,024	—
						1,752	—
UBS AG	ILS	118,800	USD	32,417	04/16/2025	457	—
	MXN	72,400	USD	3,546	04/16/2025	15	—
	SGD	366,700	USD	276,359	05/21/2025	2,712	—
	USD	156,831	AUD	254,700	04/16/2025	2,336	—
	USD	37,353	CHF	32,800	06/18/2025	60	—
	USD	244,895	EUR	227,500	06/18/2025	2,164	—
	USD	10,852	ILS	38,700	04/16/2025	—	(441)
	USD	15,359	JPY	2,322,600	05/21/2025	211	—
	USD	42,063	MXN	889,700	04/16/2025	1,329	—
						9,284	(441)
Westpac Banking Corp.	CHF	256,200	USD	294,482	06/18/2025	2,244	—
	USD	20,626	AUD	33,500	04/16/2025	309	—
	USD	492,099	JPY	74,431,500	05/21/2025	6,876	—
						9,429	—
Unrealized Appreciation (Depreciation)						$51,338	$(32,985)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$111,082	$210,217	$—	$321,299
Aerospace/Defense	3,040,357	331,992	—	3,372,349
Agriculture	2,187,123	320,809	—	2,507,932
Airlines	270,027	239,912	—	509,939
Apparel	60,798	534,330	—	595,128
Auto Manufacturers	1,616,508	856,794	—	2,473,302
Auto Parts & Equipment	250,427	151,258	—	401,685
Banks	7,764,406	5,315,165	—	13,079,571
Beverages	1,077,055	215,015	—	1,292,070
Biotechnology	1,945,143	49,906	166	1,995,215
Building Materials	813,026	1,139,828	—	1,952,854
Chemicals	1,408,408	430,471	—	1,838,879

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Commercial Services	$3,221,169	$731,263	$—	$3,952,432
Computers	8,842,551	218,886	—	9,061,437
Cosmetics/Personal Care	964,878	216,372	—	1,181,250
Distribution/Wholesale	33,804	725,200	—	759,004
Diversified Financial Services	3,952,572	661,719	—	4,614,291
Electric	2,806,336	1,110,683	—	3,917,019
Electronics	384,877	779,194	—	1,164,071
Engineering & Construction	153,192	521,034	—	674,226
Entertainment	162,939	302,321	—	465,260
Food	652,513	1,009,079	—	1,661,592
Hand/Machine Tools	120,060	116,097	—	236,157
Healthcare-Products	2,316,430	202,606	—	2,519,036
Healthcare-Services	1,657,361	433,012	—	2,090,373
Home Builders	529,558	181,730	—	711,288
Home Furnishings	15,023	119,861	—	134,884
Household Products/Wares	253,077	143,826	—	396,903
Insurance	5,269,569	1,395,293	—	6,664,862
Internet	17,617,128	1,974,934	—	19,592,062
Investment Companies	—	459,435	—	459,435
Iron/Steel	133,679	196,954	—	330,633
Lodging	—	229,109	—	229,109
Machinery-Construction & Mining	810,945	399,241	—	1,210,186
Machinery-Diversified	454,716	134,492	—	589,208
Media	455,995	78,636	—	534,631
Mining	287,166	970,408	—	1,257,574
Miscellaneous Manufacturing	758,478	306,903	—	1,065,381
Oil & Gas	1,756,323	1,395,807	—	3,152,130
Pharmaceuticals	6,365,773	2,273,851	854	8,640,478
Private Equity	—	342,080	—	342,080
Real Estate	261,440	216,797	—	478,237
REITS	3,591,106	16,404	—	3,607,510
Retail	4,989,374	1,216,675	—	6,206,049
Semiconductors	10,028,419	2,048,347	—	12,076,766
Shipbuilding	—	52,804	—	52,804
Software	12,341,524	425,886	—	12,767,410
Telecommunications	2,296,798	1,406,808	—	3,703,606
Toys/Games/Hobbies	116,093	159,646	—	275,739
Transportation	1,701,706	384,875	—	2,086,581
Other Industries	4,535,531	—	—	4,535,531
Preferred Stocks	8,975	—	—	8,975
Convertible Preferred Stocks	58,866	—	—	58,866
Corporate Bonds & Notes	—	16,088,463	—	16,088,463
Convertible Bonds & Notes	—	84,059	—	84,059
Loans	—	622,158	—	622,158
Asset Backed Securities	—	258,158	—	258,158
Collateralized Mortgage Obligations	—	2,685,710	—	2,685,710
U.S. Government & Agency Obligations	—	14,398,631	—	14,398,631
Municipal Securities	—	77,409	—	77,409
Unaffiliated Investment Companies	308,982	—	—	308,982
Escrows and Litigation Trusts	—	—	2	2
Short-Term Investments	—	6,535,458	—	6,535,458
Repurchase Agreements	—	3,000,000	—	3,000,000
Total Investments at Value	$120,759,286	$77,104,011	$1,022	$197,864,319
Other Financial Instruments:†
Swaps	$—	$6,768	$—	$6,768
Futures Contracts	53,820	—	—	53,820
Forward Foreign Currency Contracts	—	51,338	—	51,338
Total Other Financial Instruments	$53,820	$58,106	$—	$111,926

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio ^
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$122,621	$—	$—	$122,621
Forward Foreign Currency Contracts	—	32,985	—	32,985
Total Other Financial Instruments	$122,621	$32,985	$—	$155,606
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 27.8%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 522,852
4.00%, 02/15/2030	135,000	125,032
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	40,000	34,706
Omnicom Group, Inc.
5.30%, 11/01/2034	45,000	44,954
		727,544
Aerospace/Defense — 0.4%
BAE Systems PLC
5.13%, 03/26/2029*	425,000	431,546
Boeing Co.
2.95%, 02/01/2030	285,000	259,594
3.20%, 03/01/2029	105,000	98,584
3.38%, 06/15/2046	45,000	30,167
3.60%, 05/01/2034	24,000	20,656
3.75%, 02/01/2050	89,000	62,381
5.15%, 05/01/2030	392,000	394,431
5.81%, 05/01/2050	29,000	27,607
5.93%, 05/01/2060	52,000	48,914
6.26%, 05/01/2027	36,000	37,039
6.39%, 05/01/2031	75,000	79,921
6.53%, 05/01/2034	115,000	123,221
L3Harris Technologies, Inc.
5.05%, 06/01/2029	105,000	106,360
5.25%, 06/01/2031	46,000	46,849
5.40%, 07/31/2033	47,000	47,596
5.50%, 08/15/2054	233,000	224,881
Lockheed Martin Corp.
4.70%, 12/15/2031	49,000	48,885
RTX Corp.
4.13%, 11/16/2028	264,000	260,277
5.38%, 02/27/2053	64,000	61,087
		2,409,996
Agriculture — 0.6%
BAT Capital Corp.
5.63%, 08/15/2035	555,000	557,184
5.83%, 02/20/2031	395,000	410,695
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	320,000	328,896
Philip Morris International, Inc.
4.38%, 11/01/2027	460,000	459,803
4.75%, 11/01/2031	435,000	433,708
5.13%, 02/15/2030	90,000	91,769
5.13%, 02/13/2031	295,000	300,139
5.38%, 02/15/2033	780,000	795,532
5.63%, 09/07/2033	510,000	528,574
		3,906,300
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	30,000	29,336
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	31,838
8.50%, 05/15/2029*	25,000	25,380
British Airways Pass Through Trust
2.90%, 09/15/2036*	74,557	66,839
Security Description		Shares or Principal Amount	Value

Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029*		$ 54,000	$ 51,099
			204,492
Apparel — 0.1%
Tapestry, Inc.
5.10%, 03/11/2030		225,000	224,885
5.50%, 03/11/2035		480,000	474,291
William Carter Co.
5.63%, 03/15/2027*		151,000	149,952
			849,128
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC
5.38%, 01/13/2032*		460,000	460,468
Ford Motor Credit Co. LLC
6.05%, 11/05/2031		205,000	200,841
General Motors Financial Co., Inc.
2.70%, 06/10/2031		53,000	45,208
5.60%, 06/18/2031		117,000	117,010
5.75%, 02/08/2031		21,000	21,175
Hyundai Capital America
4.85%, 03/25/2027*		36,000	35,993
4.88%, 11/01/2027*		76,000	76,171
Mercedes-Benz Finance North America LLC
4.90%, 11/15/2027*		305,000	306,505
Toyota Motor Credit Corp.
4.60%, 10/10/2031		44,000	43,566
			1,306,937
Banks — 5.5%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	225,289
Banca Transilvania SA
8.88%, 04/27/2027	EUR	140,000	158,629
Bank of America Corp.
1.90%, 07/23/2031		930,000	799,715
1.92%, 10/24/2031		520,000	444,951
2.30%, 07/21/2032		1,610,000	1,375,198
2.48%, 09/21/2036		205,000	170,965
2.59%, 04/29/2031		260,000	233,529
2.69%, 04/22/2032		855,000	752,526
3.31%, 04/22/2042		54,000	41,053
3.42%, 12/20/2028		85,000	82,376
3.85%, 03/08/2037		208,000	186,690
4.08%, 04/23/2040		113,000	97,720
4.57%, 04/27/2033		38,000	36,721
5.16%, 01/24/2031		459,000	465,327
5.43%, 08/15/2035		43,000	42,103
5.52%, 10/25/2035		380,000	372,836
5.74%, 02/12/2036		288,000	287,450
5.93%, 09/15/2027		125,000	127,439
6.11%, 01/29/2037		119,000	123,579
Bank of Ireland Group PLC
5.60%, 03/20/2030*		700,000	716,800
Bank of New York Mellon Corp.
4.94%, 02/11/2031		73,000	73,648
5.06%, 07/22/2032		205,000	207,154
5.19%, 03/14/2035		200,000	201,336
6.32%, 10/25/2029		370,000	391,436
Bank of Nova Scotia
4.59%, 05/04/2037		114,000	105,307
5.65%, 02/01/2034		60,000	62,129

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BankUnited, Inc.
5.13%, 06/11/2030	$ 155,000	$ 152,183
Barclays PLC
3.56%, 09/23/2035	208,000	187,836
BNP Paribas SA
5.28%, 11/19/2030*	583,000	589,120
5.79%, 01/13/2033*	210,000	214,716
5.91%, 11/19/2035*	240,000	237,154
BPCE SA
5.88%, 01/14/2031*	310,000	317,470
6.29%, 01/14/2036*	425,000	439,374
6.51%, 01/18/2035*	250,000	256,699
6.71%, 10/19/2029*	280,000	294,893
Citigroup, Inc.
2.90%, 11/03/2042	22,000	15,466
4.45%, 09/29/2027	84,000	83,604
4.54%, 09/19/2030	65,000	64,123
5.41%, 09/19/2039	86,000	82,263
5.88%, 02/22/2033	76,000	78,452
6.00%, 10/31/2033	259,000	269,408
6.17%, 05/25/2034	28,000	28,699
Citizens Financial Group, Inc.
2.64%, 09/30/2032	123,000	101,051
5.72%, 07/23/2032	229,000	233,118
6.65%, 04/25/2035	140,000	148,968
Credit Agricole SA
5.23%, 01/09/2029*	250,000	252,707
5.86%, 01/09/2036*	390,000	398,989
6.25%, 01/10/2035*	365,000	373,121
Deutsche Bank AG
3.74%, 01/07/2033	200,000	175,746
5.00%, 09/11/2030	150,000	149,285
First Citizens BancShares, Inc.
6.25%, 03/12/2040	29,000	28,456
FNB Corp.
5.72%, 12/11/2030	61,000	60,937
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	56,000	53,577
1.99%, 01/27/2032	80,000	67,742
2.38%, 07/21/2032	384,000	328,893
3.21%, 04/22/2042	67,000	49,406
4.22%, 05/01/2029	93,000	91,717
4.41%, 04/23/2039	210,000	186,847
4.48%, 08/23/2028	340,000	339,175
4.69%, 10/23/2030	389,000	386,609
5.02%, 10/23/2035	160,000	155,576
5.05%, 07/23/2030	615,000	620,097
5.73%, 04/25/2030	435,000	448,743
5.73%, 01/28/2056	35,000	34,860
5.85%, 04/25/2035	46,000	47,541
6.75%, 10/01/2037	164,000	177,346
HSBC Holdings PLC
5.13%, 03/03/2031	265,000	265,819
5.21%, 08/11/2028	225,000	227,227
5.29%, 11/19/2030	455,000	459,713
5.40%, 08/11/2033	445,000	449,863
6.33%, 03/09/2044	250,000	266,367
HSBC Holdings PLC FRS
2.85%, (SOFR30A+3.90%), 06/04/2031	350,000	314,405
JPMorgan Chase & Co.
2.07%, 06/01/2029	279,000	258,319
2.53%, 11/19/2041	178,000	123,105
Security Description		Shares or Principal Amount	Value

Banks (continued)
2.55%, 11/08/2032		$ 1,061,000	$ 917,618
2.58%, 04/22/2032		315,000	276,769
3.51%, 01/23/2029		475,000	461,674
3.54%, 05/01/2028		195,000	191,092
3.96%, 01/29/2027		325,000	323,380
4.51%, 10/22/2028		517,000	516,478
4.85%, 07/25/2028		325,000	327,076
4.91%, 07/25/2033		30,000	29,761
4.95%, 10/22/2035		105,000	102,754
5.00%, 07/22/2030		615,000	620,566
5.30%, 07/24/2029		580,000	591,831
5.34%, 01/23/2035		490,000	495,217
5.58%, 04/22/2030		830,000	856,111
6.07%, 10/22/2027		435,000	445,270
6.09%, 10/23/2029		365,000	382,157
6.25%, 10/23/2034		30,000	32,220
KeyCorp
5.12%, 04/04/2031		41,000	41,180
M&T Bank Corp.
7.41%, 10/30/2029		145,000	156,207
mBank SA
0.97%, 09/21/2027	EUR	300,000	312,185
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	206,449
Morgan Stanley
1.79%, 02/13/2032		450,000	377,040
1.93%, 04/28/2032		270,000	226,212
2.48%, 09/16/2036		58,000	48,087
2.70%, 01/22/2031		690,000	625,100
3.22%, 04/22/2042		79,000	59,162
3.62%, 04/01/2031		26,000	24,549
4.65%, 10/18/2030		21,000	20,831
5.17%, 01/16/2030		108,000	109,432
5.23%, 01/15/2031		165,000	167,684
5.30%, 04/20/2037		86,000	84,358
5.32%, 07/19/2035		36,000	36,004
5.45%, 07/20/2029		220,000	225,012
5.52%, 11/19/2055		43,000	42,007
5.66%, 04/18/2030		530,000	546,407
5.94%, 02/07/2039		99,000	99,926
6.41%, 11/01/2029		310,000	327,199
Morgan Stanley VRS
3.59%, 07/22/2028(1)		176,000	171,616
NatWest Group PLC
3.03%, 11/28/2035		200,000	176,712
OTP Bank Nyrt
7.50%, 05/25/2027		200,000	205,645
Regions Financial Corp.
5.50%, 09/06/2035		53,000	52,318
5.72%, 06/06/2030		51,000	52,228
7.38%, 12/10/2037		75,000	84,207
Royal Bank of Canada
4.72%, 03/27/2028		102,000	102,275
5.15%, 02/04/2031		665,000	673,053
Standard Chartered PLC
7.77%, 11/16/2028*		200,000	214,123
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044		31,000	31,619
Swedbank AB
1.54%, 11/16/2026*		254,000	242,932
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		39,000	37,949

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
UBS Group AG
6.54%, 08/12/2033*	$ 475,000	$ 508,939
US Bancorp
2.49%, 11/03/2036	220,000	182,736
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	20,000	19,950
Wells Fargo & Co.
2.57%, 02/11/2031	47,000	42,360
2.88%, 10/30/2030	60,000	55,298
3.07%, 04/30/2041	62,000	46,205
3.35%, 03/02/2033	1,415,000	1,269,569
4.90%, 07/25/2033	808,000	796,372
5.24%, 01/24/2031	145,000	147,431
5.39%, 04/24/2034	50,000	50,345
5.50%, 01/23/2035	211,000	213,870
5.57%, 07/25/2029	130,000	133,535
5.61%, 01/15/2044	46,000	44,035
5.71%, 04/22/2028	238,000	243,203
6.49%, 10/23/2034	480,000	517,817
Zions Bancorp NA
3.25%, 10/29/2029	250,000	225,572
		35,215,610
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	106,000	97,741
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	100,754
5.40%, 06/15/2033*	121,000	118,542
Bacardi-Martini BV
6.00%, 02/01/2035*	510,000	514,399
Constellation Brands, Inc.
4.35%, 05/09/2027	30,000	29,878
PepsiCo, Inc.
3.60%, 02/18/2028	41,000	40,421
3.90%, 07/18/2032	46,000	43,886
4.00%, 03/05/2042	19,000	16,128
4.45%, 02/07/2028	48,000	48,310
		1,010,059
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	125,000	95,520
4.40%, 05/01/2045	21,000	17,763
5.15%, 03/02/2028	48,000	48,863
5.25%, 03/02/2030	21,000	21,479
5.25%, 03/02/2033	375,000	380,416
5.65%, 03/02/2053	70,000	68,665
5.75%, 03/02/2063	34,000	33,133
Gilead Sciences, Inc.
4.80%, 11/15/2029	525,000	530,281
5.10%, 06/15/2035	32,000	32,126
Royalty Pharma PLC
2.15%, 09/02/2031	94,000	78,761
5.15%, 09/02/2029	29,000	29,190
5.90%, 09/02/2054	36,000	34,438
		1,370,635
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	712,042
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Carrier Global Corp.
3.38%, 04/05/2040	$ 81,000	$ 63,711
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	203,504
Lennox International, Inc.
5.50%, 09/15/2028	68,000	69,758
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	43,000	37,194
5.50%, 12/01/2054	54,000	51,370
Owens Corning
5.50%, 06/15/2027	28,000	28,543
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	5,000	5,032
6.75%, 03/01/2033*	15,000	14,932
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	10,000	9,997
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	22,606
4.38%, 07/15/2030*	710,000	655,159
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	135,000	131,501
Vulcan Materials Co.
5.70%, 12/01/2054	36,000	35,204
		2,040,553
Chemicals — 0.2%
CF Industries, Inc.
5.38%, 03/15/2044	81,000	74,139
DuPont de Nemours, Inc.
5.32%, 11/15/2038	108,000	111,370
Eastman Chemical Co.
5.75%, 03/08/2033	58,000	59,897
Ecolab, Inc.
2.70%, 12/15/2051	79,000	48,110
5.25%, 01/15/2028	51,000	52,438
Methanex Corp.
5.13%, 10/15/2027	25,000	24,511
Methanex US Operations, Inc.
6.25%, 03/15/2032*	5,000	4,870
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	34,676
NOVA Chemicals Corp.
7.00%, 12/01/2031*	135,000	140,752
Nutrien, Ltd.
5.20%, 06/21/2027	30,000	30,351
OCP SA
7.50%, 05/02/2054	335,000	342,973
RPM International, Inc.
2.95%, 01/15/2032	16,000	13,957
Sherwin-Williams Co.
4.80%, 09/01/2031	28,000	27,930
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(2)	29,750	20,379
Westlake Corp.
3.38%, 08/15/2061	70,000	41,620
		1,027,973
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,324

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.7%
Ashtead Capital, Inc.
4.25%, 11/01/2029*	$ 200,000	$ 192,550
4.38%, 08/15/2027*	1,000,000	989,878
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	15,000	13,528
8.25%, 01/15/2030*	15,000	14,630
Block, Inc.
3.50%, 06/01/2031	215,000	189,029
6.50%, 05/15/2032*	663,000	669,684
Champions Financing, Inc.
8.75%, 02/15/2029*	30,000	26,850
Deluxe Corp.
8.00%, 06/01/2029*	43,000	39,148
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	10,000	10,069
8.63%, 05/15/2032*	29,000	29,892
Ford Foundation
2.82%, 06/01/2070	70,000	39,726
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	37,504
8.38%, 11/15/2032*	5,000	4,916
GXO Logistics, Inc.
6.25%, 05/06/2029	42,000	43,342
Hertz Corp.
4.63%, 12/01/2026*	33,000	23,001
12.63%, 07/15/2029*	11,000	9,933
Howard University
2.29%, 10/01/2026	100,000	95,729
2.70%, 10/01/2029	250,000	225,339
2.80%, 10/01/2030	100,000	88,717
2.90%, 10/01/2031	100,000	85,937
3.48%, 10/01/2041	95,000	70,756
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	32,000	28,996
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	27,000	27,021
Quanta Services, Inc.
2.35%, 01/15/2032	55,000	46,194
2.90%, 10/01/2030	54,000	48,609
3.05%, 10/01/2041	46,000	32,207
5.25%, 08/09/2034	56,000	55,345
S&P Global, Inc.
2.70%, 03/01/2029	74,000	69,376
Service Corp. International
3.38%, 08/15/2030	560,000	499,063
5.13%, 06/01/2029	404,000	393,451
5.75%, 10/15/2032	160,000	157,238
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	16,000	16,127
Triton Container International, Ltd.
2.05%, 04/15/2026*	115,000	111,587
3.15%, 06/15/2031*	76,000	65,899
Veritiv Operating Co.
10.50%, 11/30/2030*	25,000	26,471
VM Consolidated, Inc.
5.50%, 04/15/2029*	35,000	33,204
WEX, Inc.
6.50%, 03/15/2033*	22,000	21,759
		4,532,705
Security Description	Shares or Principal Amount	Value

Computers — 0.5%
Accenture Capital, Inc.
4.50%, 10/04/2034	$ 35,000	$ 33,819
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	43,918
Apple, Inc.
1.40%, 08/05/2028	128,000	117,116
2.65%, 05/11/2050	91,000	57,313
2.70%, 08/05/2051	30,000	18,903
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	34,000	33,912
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	88,000	64,996
4.35%, 02/01/2030	85,000	83,095
4.75%, 04/01/2028	68,000	68,311
5.30%, 04/01/2032	665,000	669,266
8.10%, 07/15/2036	61,000	72,792
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,162
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	30,000	29,930
Insight Enterprises, Inc.
6.63%, 05/15/2032*	655,000	660,126
International Business Machines Corp.
4.65%, 02/10/2028	155,000	155,990
4.80%, 02/10/2030	670,000	674,885
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	41,000	36,003
Leidos, Inc.
4.38%, 05/15/2030	66,000	64,146
5.50%, 03/15/2035	46,000	45,854
McAfee Corp.
7.38%, 02/15/2030*	28,000	24,782
NCR Voyix Corp.
5.13%, 04/15/2029*	8,000	7,619
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	18,833
		3,001,771
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	21,000	19,441
Haleon US Capital LLC
3.63%, 03/24/2032	250,000	230,183
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	35,000	34,435
Unilever Capital Corp.
2.13%, 09/06/2029	100,000	91,151
		375,210
Distribution/Wholesale — 0.0%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	199,444
Diversified Financial Services — 0.5%
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	30,000	29,437
Ally Financial, Inc.
6.70%, 02/14/2033	42,000	42,013
American Express Co.
5.09%, 01/30/2031	661,000	669,356
5.10%, 02/16/2028	130,000	131,554
Ameriprise Financial, Inc.
5.20%, 04/15/2035	425,000	424,009

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	$ 15,000	$ 15,835
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	29,813
Capital One Financial Corp.
3.27%, 03/01/2030	85,000	79,687
6.05%, 02/01/2035	210,000	214,420
6.18%, 01/30/2036	140,000	139,677
6.31%, 06/08/2029	65,000	67,591
7.62%, 10/30/2031	350,000	389,800
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	34,164
Credit Acceptance Corp.
9.25%, 12/15/2028*	25,000	26,466
Discover Financial Services
7.96%, 11/02/2034	330,000	377,195
Enova International, Inc.
9.13%, 08/01/2029*	6,000	6,184
EZCORP, Inc.
7.38%, 04/01/2032*	16,000	16,233
Focus Financial Partners LLC
6.75%, 09/15/2031*	30,000	29,585
goeasy, Ltd.
6.88%, 05/15/2030*	10,000	9,793
7.63%, 07/01/2029*	22,000	22,006
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	68,000	61,360
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	8,000	7,872
7.13%, 04/30/2031*	28,000	28,764
LFS Topco LLC
5.88%, 10/15/2026*	21,000	20,535
Mastercard, Inc.
4.35%, 01/15/2032	63,000	61,877
OneMain Finance Corp.
6.63%, 05/15/2029	8,000	8,015
7.50%, 05/15/2031	21,000	21,369
Planet Financial Group LLC
10.50%, 12/15/2029*	27,000	27,096
Synchrony Financial
5.15%, 03/19/2029	82,000	81,619
5.45%, 03/06/2031	25,000	24,821
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	25,000	25,689
Voya Financial, Inc.
5.00%, 09/20/2034	25,000	24,053
		3,147,888
Electric — 4.1%
AES Andes SA
6.25%, 03/14/2032*	200,000	201,232
AES Corp.
2.45%, 01/15/2031	112,000	95,741
5.45%, 06/01/2028	49,000	49,850
Alabama Power Co.
3.45%, 10/01/2049	520,000	368,309
4.15%, 08/15/2044	445,000	368,828
5.10%, 04/02/2035	85,000	84,989
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(4)	21,000	21,121
Ameren Corp.
5.70%, 12/01/2026	28,000	28,497
Security Description	Shares or Principal Amount	Value

Electric (continued)
American Electric Power Co., Inc.
6.95%, 12/15/2054	$ 315,000	$ 321,315
Calpine Corp.
5.00%, 02/01/2031*	31,000	29,596
Clearway Energy Operating LLC
3.75%, 01/15/2032*	20,000	17,136
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	552,429
CMS Energy Corp.
3.75%, 12/01/2050	46,000	40,397
4.75%, 06/01/2050	63,000	59,247
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	322,466
4.13%, 05/15/2049	60,000	47,350
4.45%, 03/15/2044	29,000	24,992
4.50%, 12/01/2045	36,000	30,968
5.50%, 03/15/2055	380,000	368,956
Dominion Energy, Inc.
3.38%, 04/01/2030	233,000	217,744
5.00%, 06/15/2030	530,000	532,603
DTE Electric Co.
3.95%, 03/01/2049	88,000	69,588
DTE Energy Co.
4.88%, 06/01/2028	72,000	72,440
Duke Energy Carolinas LLC
3.55%, 03/15/2052	27,000	19,093
4.00%, 09/30/2042	145,000	118,995
4.85%, 03/15/2030	125,000	126,264
5.40%, 01/15/2054	18,000	17,356
6.00%, 01/15/2038	40,000	42,020
Duke Energy Corp.
2.55%, 06/15/2031	715,000	624,392
5.45%, 06/15/2034	110,000	111,494
5.80%, 06/15/2054	162,000	158,508
Duke Energy Florida LLC
1.75%, 06/15/2030	395,000	341,971
5.95%, 11/15/2052	29,000	29,601
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	411,662
4.90%, 07/15/2043	135,000	123,555
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	310,000	300,228
5.65%, 04/01/2053	21,000	20,637
Duke Energy Progress LLC
4.00%, 04/01/2052	225,000	172,590
4.15%, 12/01/2044	900,000	737,805
5.05%, 03/15/2035	340,000	338,367
5.55%, 03/15/2055	165,000	161,397
Edison International
5.25%, 11/15/2028	535,000	527,525
5.25%, 03/15/2032	90,000	86,086
6.25%, 03/15/2030	85,000	86,087
6.95%, 11/15/2029	325,000	337,868
Emera US Finance LP
4.75%, 06/15/2046	54,000	44,517
Energo-Pro AS
8.50%, 02/04/2027*	335,000	338,906
Entergy Mississippi LLC
3.85%, 06/01/2049	28,000	20,894
5.80%, 04/15/2055	14,000	13,938
Entergy Texas, Inc.
4.50%, 03/30/2039	101,000	91,425
5.25%, 04/15/2035	24,000	23,967

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	$ 16,000	$ 16,056
Evergy, Inc.
2.90%, 09/15/2029	505,000	466,565
Eversource Energy
5.13%, 05/15/2033	365,000	360,849
5.50%, 01/01/2034	665,000	668,093
FirstEnergy Corp.
4.85%, 07/15/2047	59,000	50,454
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	82,000	83,237
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	89,000	76,163
Florida Power & Light Co.
5.15%, 06/15/2029	65,000	66,792
Georgia Power Co.
3.25%, 03/15/2051	89,000	60,327
4.30%, 03/15/2042	300,000	257,352
4.55%, 03/15/2030	425,000	424,498
4.75%, 09/01/2040	195,000	180,146
5.20%, 03/15/2035	285,000	286,903
India Clean Energy Holdings
4.50%, 04/18/2027	200,000	189,756
Interstate Power & Light Co.
3.50%, 09/30/2049	69,000	48,755
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	191,991
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	125,000	123,579
Kentucky Power Co.
7.00%, 11/15/2033*	97,000	104,043
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	54,000	46,452
Narragansett Electric Co.
5.35%, 05/01/2034*	43,000	43,147
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	70,000	69,598
4.75%, 02/07/2028	46,000	46,455
4.95%, 02/07/2030	395,000	400,189
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	46,000	47,911
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	50,000	47,771
2.25%, 06/01/2030	195,000	172,525
5.30%, 03/15/2032	64,000	65,041
5.90%, 03/15/2055	52,000	51,925
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	150,000	148,367
NRG Energy, Inc.
3.63%, 02/15/2031*	75,000	66,424
NSTAR Electric Co.
5.40%, 06/01/2034	295,000	300,022
Ohio Edison Co.
5.50%, 01/15/2033*	275,000	278,537
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	48,000	45,642
5.35%, 04/01/2035*	395,000	399,397
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,078,805
3.95%, 12/01/2047	105,000	76,758
4.50%, 07/01/2040	40,000	33,974
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.45%, 06/15/2027	$ 34,000	$ 34,347
6.10%, 01/15/2029	680,000	702,512
PacifiCorp
7.38%, 09/15/2055	81,000	82,042
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	35,000	32,563
PPL Capital Funding, Inc.
5.25%, 09/01/2034	22,000	21,891
Public Service Co. of Colorado
2.70%, 01/15/2051	147,000	87,375
3.70%, 06/15/2028	107,000	104,744
4.10%, 06/15/2048	45,000	35,004
Public Service Co. of Oklahoma
2.20%, 08/15/2031	77,000	65,343
5.20%, 01/15/2035	410,000	404,988
Public Service Electric & Gas Co.
5.45%, 03/01/2054	325,000	318,965
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	365,000	366,726
5.45%, 04/01/2034	110,000	111,104
6.13%, 10/15/2033	175,000	184,488
Puget Energy, Inc.
2.38%, 06/15/2028	620,000	576,394
3.65%, 05/15/2025	1,840,000	1,836,658
5.73%, 03/15/2035*	665,000	663,908
Puget Sound Energy, Inc.
5.69%, 06/15/2054	36,000	35,690
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	149,354
San Diego Gas & Electric Co.
5.40%, 04/15/2035	400,000	402,859
Southern California Edison Co.
2.75%, 02/01/2032	150,000	127,716
4.00%, 04/01/2047	90,000	67,203
5.20%, 06/01/2034	275,000	268,485
5.45%, 03/01/2035	170,000	168,330
5.88%, 12/01/2053	110,000	105,521
5.95%, 11/01/2032	100,000	102,680
Union Electric Co.
3.90%, 04/01/2052	37,000	28,233
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	89,947
5.00%, 04/01/2033	605,000	599,575
5.00%, 01/15/2034	455,000	449,432
5.05%, 08/15/2034	160,000	158,278
5.15%, 03/15/2035	375,000	372,230
5.35%, 01/15/2054	160,000	150,471
5.55%, 08/15/2054	18,000	17,463
5.65%, 03/15/2055	200,000	196,480
Vistra Operations Co. LLC
5.00%, 07/31/2027*	45,000	44,305
Wisconsin Power & Light Co.
3.95%, 09/01/2032	33,000	30,946
5.38%, 03/30/2034	120,000	121,532
Xcel Energy, Inc.
4.60%, 06/01/2032	360,000	347,051
5.60%, 04/15/2035	450,000	451,780
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	45,000	44,267
		26,586,321

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	$ 19,000	$ 18,414
WESCO Distribution, Inc.
6.38%, 03/15/2033*	21,000	21,106
		39,520
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	46,000	46,694
5.60%, 05/29/2034	41,000	41,485
Amphenol Corp.
5.05%, 04/05/2029	24,000	24,487
5.38%, 11/15/2054	25,000	24,634
Honeywell International, Inc.
4.95%, 09/01/2031	46,000	46,749
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	28,489
Trimble, Inc.
6.10%, 03/15/2033	33,000	34,573
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	36,861
Vontier Corp.
2.95%, 04/01/2031	100,000	86,797
		370,769
Engineering & Construction — 0.2%
International Airport Finance SA
12.00%, 03/15/2033*	863,649	920,627
MasTec, Inc.
5.90%, 06/15/2029	42,000	43,005
		963,632
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	25,000	22,978
6.50%, 02/15/2032*	4,000	3,987
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	25,000	24,864
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	35,000	33,156
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	1,438,000	1,266,935
5.05%, 03/15/2042	380,000	303,925
5.14%, 03/15/2052	1,488,000	1,084,747
5.39%, 03/15/2062	1,046,000	757,193
		3,497,785
Environmental Control — 0.5%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,158,365
Republic Services, Inc.
1.45%, 02/15/2031	85,000	70,791
4.75%, 07/15/2030	14,000	14,071
4.88%, 04/01/2029	215,000	217,752
5.00%, 11/15/2029	54,000	54,844
5.15%, 03/15/2035	210,000	211,276
5.20%, 11/15/2034	355,000	358,796
Reworld Holding Corp.
5.00%, 09/01/2030	25,000	23,158
Veralto Corp.
5.50%, 09/18/2026	150,000	151,840
Waste Connections, Inc.
2.20%, 01/15/2032	101,000	85,519
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Waste Management, Inc.
3.88%, 01/15/2029*	$ 390,000	$ 381,156
4.95%, 07/03/2027	63,000	63,978
4.95%, 03/15/2035	460,000	457,696
		3,249,242
Food — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	40,000	40,561
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	51,795
Cencosud SA
5.95%, 05/28/2031*	430,000	437,651
Conagra Brands, Inc.
5.40%, 11/01/2048	50,000	45,512
7.00%, 10/01/2028	99,000	105,987
Hershey Co.
4.55%, 02/24/2028	34,000	34,318
Hormel Foods Corp.
4.80%, 03/30/2027	60,000	60,553
Kellanova
7.45%, 04/01/2031	92,000	104,297
Kraft Heinz Foods Co.
4.38%, 06/01/2046	155,000	126,691
4.88%, 10/01/2049	37,000	32,024
5.20%, 03/15/2032	430,000	434,760
Kroger Co.
3.88%, 10/15/2046	18,000	13,744
5.00%, 09/15/2034	29,000	28,341
5.50%, 09/15/2054	54,000	50,937
5.65%, 09/15/2064	54,000	50,993
Mars, Inc.
4.65%, 04/20/2031*	86,000	85,604
5.00%, 03/01/2032*	1,145,000	1,149,949
5.20%, 03/01/2035*	160,000	160,801
5.65%, 05/01/2045*	398,000	398,866
5.70%, 05/01/2055*	48,000	47,959
Minerva Luxembourg SA
4.38%, 03/18/2031	410,000	358,320
NBM US Holdings, Inc.
7.00%, 05/14/2026*	106,000	106,172
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	28,723
Pilgrim's Pride Corp.
4.25%, 04/15/2031	280,000	262,964
Sysco Corp.
4.45%, 03/15/2048	76,000	62,162
4.50%, 04/01/2046	84,000	70,259
5.10%, 09/23/2030	60,000	60,905
5.95%, 04/01/2030	20,000	20,965
Tyson Foods, Inc.
5.40%, 03/15/2029	70,000	71,591
		4,503,404
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
0.95%, 05/15/2026*	185,000	178,100
Magnera Corp.
4.75%, 11/15/2029*	27,000	23,933
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	108,308
		310,341

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.2%
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	$ 31,000	$ 32,470
KeySpan Gas East Corp.
5.99%, 03/06/2033*	222,000	227,466
National Fuel Gas Co.
5.95%, 03/15/2035	30,000	30,571
NiSource, Inc.
3.49%, 05/15/2027	270,000	264,435
5.35%, 04/01/2034	70,000	70,227
5.40%, 06/30/2033	265,000	266,176
5.85%, 04/01/2055	17,000	16,898
Southern California Gas Co.
5.60%, 04/01/2054	558,000	541,311
		1,449,554
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	147,000	146,314
Healthcare-Products — 0.5%
Agilent Technologies, Inc.
2.30%, 03/12/2031	110,000	95,581
2.75%, 09/15/2029	78,000	71,868
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	262,987
5.38%, 12/06/2032*	200,000	203,492
Avantor Funding, Inc.
3.88%, 11/01/2029*	405,000	373,905
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	102,681
Hologic, Inc.
3.25%, 02/15/2029*	715,000	659,561
Insulet Corp.
6.50%, 04/01/2033*	13,000	13,214
Medline Borrower LP
3.88%, 04/01/2029*	32,000	29,912
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,127
Smith & Nephew PLC
2.03%, 10/14/2030	360,000	310,839
Solventum Corp.
5.40%, 03/01/2029	625,000	637,570
Sotera Health Holdings LLC
7.38%, 06/01/2031*	13,000	13,216
STERIS PLC
3.75%, 03/15/2051	154,000	111,346
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	38,000	38,852
		2,935,151
Healthcare-Services — 0.9%
Centene Corp.
2.50%, 03/01/2031	710,000	598,590
2.63%, 08/01/2031	720,000	605,172
4.63%, 12/15/2029	870,000	833,528
Cigna Group
2.38%, 03/15/2031	32,000	27,921
3.40%, 03/15/2050	112,000	75,607
3.88%, 10/15/2047	29,000	21,632
4.38%, 10/15/2028	32,000	31,756
CommonSpirit Health
3.35%, 10/01/2029	350,000	329,875
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	$ 27,000	$ 27,473
Elevance Health, Inc.
6.10%, 10/15/2052	10,000	10,223
HCA, Inc.
3.38%, 03/15/2029	30,000	28,363
3.50%, 09/01/2030	64,000	59,351
3.50%, 07/15/2051	82,000	54,073
4.63%, 03/15/2052	81,000	64,485
5.25%, 06/15/2049	38,000	33,440
5.45%, 04/01/2031	47,000	47,740
5.50%, 03/01/2032	45,000	45,437
Humana, Inc.
4.88%, 04/01/2030	69,000	68,644
5.55%, 05/01/2035	410,000	405,323
5.88%, 03/01/2033	24,000	24,537
Icon Investments Six DAC
5.81%, 05/08/2027	200,000	204,206
LifePoint Health, Inc.
5.38%, 01/15/2029*	30,000	26,329
Molina Healthcare, Inc.
6.25%, 01/15/2033*	35,000	34,447
Quest Diagnostics, Inc.
5.00%, 12/15/2034	71,000	69,892
Select Medical Corp.
6.25%, 12/01/2032*	20,000	19,487
UnitedHealth Group, Inc.
1.25%, 01/15/2026	65,000	63,463
2.75%, 05/15/2040	590,000	426,253
3.50%, 08/15/2039	285,000	231,913
4.75%, 05/15/2052	52,000	44,952
4.90%, 04/15/2031	42,000	42,527
4.95%, 01/15/2032	130,000	130,915
4.95%, 05/15/2062	136,000	118,100
5.38%, 04/15/2054	455,000	432,275
5.63%, 07/15/2054	36,000	35,338
5.75%, 07/15/2064	240,000	236,048
6.05%, 02/15/2063	55,000	56,659
		5,565,974
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	8,000	7,364
5.25%, 12/15/2027*	14,000	13,600
		20,964
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	30,000	29,451
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	111,426
Aon North America, Inc.
5.30%, 03/01/2031	84,000	85,944
5.75%, 03/01/2054	54,000	53,255
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	29,000	29,200
5.75%, 03/02/2053	59,000	57,711
Athene Global Funding
1.73%, 10/02/2026*	79,000	75,724
2.65%, 10/04/2031*	1,890,000	1,620,426
4.86%, 08/27/2026*	60,000	60,186
5.32%, 11/13/2031*	90,000	90,058

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Athene Holding, Ltd.
3.45%, 05/15/2052	$ 25,000	$ 16,044
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	20,000	20,267
Chubb INA Holdings LLC
4.65%, 08/15/2029	88,000	88,742
CNO Global Funding
4.88%, 12/10/2027*	485,000	486,151
Enstar Group, Ltd.
3.10%, 09/01/2031	53,000	45,688
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	99,000	95,097
5.00%, 03/27/2030*	310,000	311,318
Equitable Holdings, Inc.
4.35%, 04/20/2028	125,000	123,927
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	18,000	17,433
F&G Global Funding
2.30%, 04/11/2027*	106,000	100,914
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	30,277
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	34,667
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	150,000	93,381
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	46,000	46,217
4.75%, 03/15/2039	340,000	322,842
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	230,000	230,646
New York Life Global Funding
4.85%, 01/09/2028*	38,000	38,481
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	46,000	45,967
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	30,000	30,568
Prudential Financial, Inc.
5.70%, 09/15/2048	48,000	48,212
Willis North America, Inc.
4.65%, 06/15/2027	89,000	89,055
5.90%, 03/05/2054	71,000	69,951
		4,599,226
Internet — 0.3%
Amazon.com, Inc.
3.30%, 04/13/2027	25,000	24,580
3.60%, 04/13/2032	25,000	23,558
3.88%, 08/22/2037	22,000	19,779
4.05%, 08/22/2047	37,000	30,774
4.65%, 12/01/2029	45,000	45,866
Cogent Communications Group LLC
7.00%, 06/15/2027*	17,000	17,127
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	13,000	13,089
Gen Digital, Inc.
6.25%, 04/01/2033*	276,000	274,745
6.75%, 09/30/2027*	523,000	529,427
Security Description	Shares or Principal Amount	Value

Internet (continued)
7.13%, 09/30/2030*	$ 11,000	$ 11,228
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	930,036
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	28,472
Meta Platforms, Inc.
5.55%, 08/15/2064	26,000	25,581
		1,974,262
Investment Companies — 0.3%
Ares Capital Corp.
5.80%, 03/08/2032	610,000	606,336
Blackstone Private Credit Fund
6.00%, 01/29/2032	720,000	713,832
Gaci First Investment Co.
4.88%, 02/14/2035	200,000	192,827
Sixth Street Lending Partners
6.13%, 07/15/2030*	455,000	457,948
		1,970,943
Iron/Steel — 0.0%
ATI, Inc.
4.88%, 10/01/2029	24,000	22,857
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	5,000	4,965
6.25%, 10/01/2040	6,000	4,893
7.00%, 03/15/2032*	30,000	28,787
7.38%, 05/01/2033*	5,000	4,798
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	14,820
8.13%, 05/01/2027*	2,000	1,980
8.50%, 05/01/2030*	20,000	19,344
9.25%, 10/01/2028*	29,000	28,997
Nucor Corp.
4.30%, 05/23/2027	57,000	56,901
5.10%, 06/01/2035	54,000	53,248
Steel Dynamics, Inc.
5.38%, 08/15/2034	29,000	29,077
5.75%, 05/15/2055	34,000	32,942
		303,609
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	42,000	42,027
6.00%, 05/01/2029*	12,000	11,916
NCL Corp., Ltd.
5.88%, 03/15/2026*	7,000	6,985
6.75%, 02/01/2032*	15,000	14,817
7.75%, 02/15/2029*	32,000	33,351
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	35,000	34,978
		144,074
Lodging — 0.0%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	30,728
5.00%, 06/01/2029*	20,000	18,744
Hyatt Hotels Corp.
5.50%, 06/30/2034	23,000	22,576
Marriott International, Inc.
2.85%, 04/15/2031	82,000	72,917

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
3.50%, 10/15/2032	$ 68,000	$ 60,634
5.50%, 04/15/2037	24,000	23,732
Station Casinos LLC
6.63%, 03/15/2032*	30,000	29,754
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,318
6.00%, 04/01/2027	22,000	22,048
		290,451
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.38%, 08/16/2029	26,000	25,951
4.40%, 03/03/2028	72,000	72,193
4.70%, 11/15/2029	830,000	838,498
5.00%, 05/14/2027	21,000	21,334
		957,976
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	159,000	160,952
Deere & Co.
5.45%, 01/16/2035	61,000	63,165
John Deere Capital Corp.
4.40%, 09/08/2031	63,000	62,374
4.70%, 06/10/2030	40,000	40,400
4.85%, 06/11/2029	68,000	69,103
4.95%, 07/14/2028	35,000	35,709
nVent Finance SARL
2.75%, 11/15/2031	81,000	69,613
Otis Worldwide Corp.
2.57%, 02/15/2030	565,000	511,362
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	24,000	24,626
		1,037,304
Media — 1.0%
Belo Corp.
7.75%, 06/01/2027	52,000	54,050
Cable One, Inc.
4.00%, 11/15/2030*	34,000	26,960
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	36,000	34,937
6.38%, 09/01/2029*	8,000	7,976
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032	188,000	152,215
3.50%, 06/01/2041	65,000	45,027
3.50%, 03/01/2042	2,000	1,368
3.85%, 04/01/2061	56,000	34,012
4.80%, 03/01/2050	100,000	75,393
5.05%, 03/30/2029	420,000	418,060
5.38%, 05/01/2047	605,000	501,291
6.10%, 06/01/2029	50,000	51,628
6.38%, 10/23/2035	27,000	27,362
6.48%, 10/23/2045	450,000	427,804
Comcast Corp.
2.89%, 11/01/2051	165,000	100,629
3.20%, 07/15/2036	895,000	739,820
3.25%, 11/01/2039	320,000	248,491
3.40%, 04/01/2030	32,000	30,282
4.15%, 10/15/2028	60,000	59,346
Security Description	Shares or Principal Amount	Value

Media (continued)
4.60%, 10/15/2038	$ 74,000	$ 68,140
5.50%, 05/15/2064	53,000	49,778
7.05%, 03/15/2033	179,000	202,331
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	335,778
5.45%, 09/15/2028*	49,000	50,192
5.45%, 09/01/2034*	527,000	514,759
5.95%, 09/01/2054*	250,000	231,808
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	106,000
Discovery Communications LLC
3.63%, 05/15/2030	203,000	182,627
3.95%, 06/15/2025	509,000	507,919
Fox Corp.
5.58%, 01/25/2049	52,000	48,705
Paramount Global
4.60%, 01/15/2045	24,000	17,980
5.25%, 04/01/2044	518,000	416,651
5.85%, 09/01/2043	138,000	120,834
6.25%, 02/28/2057	11,000	10,515
6.38%, 03/30/2062	20,000	19,513
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	17,000	14,570
4.00%, 07/15/2028*	40,000	37,320
Time Warner Cable LLC
6.55%, 05/01/2037	88,000	87,289
Univision Communications, Inc.
7.38%, 06/30/2030*	17,000	16,241
8.50%, 07/31/2031*	15,000	14,657
Walt Disney Co.
2.00%, 09/01/2029	63,000	56,918
		6,147,176
Mining — 0.4%
Capstone Copper Corp.
6.75%, 03/31/2033*	5,000	4,980
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	50,000	45,151
Glencore Funding LLC
5.37%, 04/04/2029*	510,000	518,327
5.67%, 04/01/2035*	115,000	115,391
6.38%, 10/06/2030*	635,000	673,213
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	16,000	15,920
Novelis Corp.
4.75%, 01/30/2030*	10,000	9,324
Novelis, Inc.
6.88%, 01/30/2030*	5,000	5,071
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	425,000	454,828
Rio Tinto Finance USA PLC
5.00%, 03/14/2032	155,000	155,690
5.88%, 03/14/2065	405,000	409,611
South32 Treasury, Ltd.
4.35%, 04/14/2032*	89,000	83,124
		2,490,630
Oil & Gas — 2.1%
Aker BP ASA
3.10%, 07/15/2031*	200,000	176,101
5.13%, 10/01/2034*	190,000	181,318
5.80%, 10/01/2054*	685,000	624,631
6.00%, 06/13/2033*	150,000	152,964

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
APA Corp.
4.38%, 10/15/2028*	$ 39,000	$ 37,475
5.35%, 07/01/2049*	176,000	145,881
6.75%, 02/15/2055*	340,000	332,574
Azule Energy Finance Plc
8.13%, 01/23/2030*	200,000	200,250
Baytex Energy Corp.
7.38%, 03/15/2032*	20,000	19,237
BP Capital Markets America, Inc.
2.94%, 06/04/2051	255,000	160,893
3.54%, 04/06/2027	128,000	125,984
4.81%, 02/13/2033	550,000	540,791
4.89%, 09/11/2033	275,000	270,962
4.99%, 04/10/2034	260,000	257,445
Chevron Corp.
2.24%, 05/11/2030	112,000	100,572
Chevron USA, Inc.
4.20%, 10/15/2049	49,000	39,764
Comstock Resources, Inc.
5.88%, 01/15/2030*	19,000	17,944
6.75%, 03/01/2029*	4,000	3,912
ConocoPhillips Co.
3.80%, 03/15/2052	8,000	5,918
4.03%, 03/15/2062	280,000	204,467
4.70%, 01/15/2030	335,000	337,037
5.65%, 01/15/2065	190,000	183,382
5.70%, 09/15/2063	660,000	642,299
Coterra Energy, Inc.
5.40%, 02/15/2035	220,000	216,514
5.90%, 02/15/2055	58,000	55,184
Crescent Energy Finance LLC
7.38%, 01/15/2033*	11,000	10,606
7.63%, 04/01/2032*	11,000	10,880
Devon Energy Corp.
5.75%, 09/15/2054	34,000	31,125
Diamondback Energy, Inc.
4.40%, 03/24/2051	78,000	60,899
5.55%, 04/01/2035	220,000	220,864
5.75%, 04/18/2054	35,000	32,997
5.90%, 04/18/2064	325,000	305,725
6.25%, 03/15/2053	239,000	239,305
Ecopetrol SA
4.63%, 11/02/2031	720,000	599,811
4.63%, 11/02/2031	145,000	120,648
7.75%, 02/01/2032	415,000	407,395
8.38%, 01/19/2036	900,000	876,899
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	160,562
8.50%, 09/30/2033*	175,000	180,003
Eni SpA
5.50%, 05/15/2034*	260,000	262,092
EOG Resources, Inc.
5.65%, 12/01/2054	260,000	256,978
Hess Corp.
7.13%, 03/15/2033	604,000	683,248
7.30%, 08/15/2031	275,000	311,230
HF Sinclair Corp.
5.00%, 02/01/2028	45,000	44,830
6.25%, 01/15/2035	51,000	51,256
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	28,000	26,089
7.25%, 02/15/2035*	15,000	14,325
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	$ 330,000	$ 325,174
Marathon Petroleum Corp.
5.70%, 03/01/2035	62,000	61,744
Matador Resources Co.
6.50%, 04/15/2032*	225,000	222,982
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,726
9.13%, 01/31/2030*	5,000	5,002
Nabors Industries, Ltd.
7.50%, 01/15/2028*	10,000	9,205
Occidental Petroleum Corp.
4.40%, 04/15/2046	13,000	9,747
6.13%, 01/01/2031	64,000	65,781
6.38%, 09/01/2028	62,000	64,310
6.45%, 09/15/2036	35,000	36,028
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	370,000	389,886
Petroleos Mexicanos
5.35%, 02/12/2028	100,000	92,643
6.38%, 01/23/2045	60,000	40,408
6.70%, 02/16/2032	70,000	61,507
Pioneer Natural Resources Co.
5.10%, 03/29/2026	38,000	38,254
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	205,000	191,647
Shell Finance US, Inc.
3.25%, 04/06/2050	475,000	327,864
Shell International Finance BV
2.88%, 11/26/2041	195,000	140,741
3.00%, 11/26/2051	245,000	159,081
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	47,000	46,892
Talos Production, Inc.
9.38%, 02/01/2031*	18,000	18,314
TotalEnergies Capital SA
5.43%, 09/10/2064	529,000	498,147
5.64%, 04/05/2064	620,000	605,412
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,032
Vital Energy, Inc.
7.88%, 04/15/2032*	23,000	21,411
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	32,000	31,110
		13,452,314
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	15,011
6.63%, 09/01/2032*	15,000	15,059
6.88%, 04/01/2027*	4,000	4,002
Halliburton Co.
4.75%, 08/01/2043	52,000	45,616
Kodiak Gas Services LLC
7.25%, 02/15/2029*	30,000	30,581
		110,269
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	42,000	36,956
5.10%, 03/17/2030*	21,000	21,168

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Ball Corp.
6.00%, 06/15/2029	$ 1,030,000	$ 1,042,210
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	5,000	5,035
8.75%, 04/15/2030*	28,000	28,396
Crown Americas LLC
5.25%, 04/01/2030	29,000	28,251
Iris Holding, Inc.
10.00%, 12/15/2028*	30,000	26,748
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	19,836
Packaging Corp. of America
5.70%, 12/01/2033	63,000	65,046
Sonoco Products Co.
4.60%, 09/01/2029	85,000	83,767
5.00%, 09/01/2034	42,000	40,169
		1,397,582
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.05%, 11/21/2039	118,000	103,480
4.25%, 11/21/2049	97,000	80,362
4.95%, 03/15/2031	183,000	185,923
Astrazeneca Finance LLC
4.85%, 02/26/2029	83,000	84,231
4.88%, 03/03/2028	75,000	76,254
4.90%, 03/03/2030	79,000	80,579
Becton Dickinson & Co.
4.30%, 08/22/2032	31,000	29,664
4.69%, 02/13/2028	75,000	75,283
Bristol-Myers Squibb Co.
3.25%, 08/01/2042	24,000	18,006
5.55%, 02/22/2054	315,000	310,431
5.75%, 02/01/2031	77,000	81,433
Cardinal Health, Inc.
4.50%, 11/15/2044	12,000	10,118
4.60%, 03/15/2043	129,000	111,323
5.00%, 11/15/2029	815,000	821,660
5.13%, 02/15/2029	31,000	31,500
5.75%, 11/15/2054	25,000	24,489
Cencora, Inc.
4.30%, 12/15/2047	46,000	37,267
4.85%, 12/15/2029	636,000	639,145
5.13%, 02/15/2034	81,000	80,847
CVS Health Corp.
1.88%, 02/28/2031	320,000	267,626
2.13%, 09/15/2031	370,000	308,350
3.25%, 08/15/2029	115,000	107,384
3.75%, 04/01/2030	125,000	117,963
4.13%, 04/01/2040	80,000	65,052
4.78%, 03/25/2038	379,000	340,058
5.13%, 07/20/2045	57,000	49,695
5.55%, 06/01/2031	21,000	21,436
7.00%, 03/10/2055	22,000	22,174
Eli Lilly & Co.
4.15%, 08/14/2027	21,000	21,012
4.20%, 08/14/2029	160,000	159,067
4.60%, 08/14/2034	50,000	49,145
4.75%, 02/12/2030	40,000	40,613
5.50%, 02/12/2055	290,000	293,626
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	18,000	18,765
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	$ 41,000	$ 40,998
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	50,000	38,560
12.25%, 04/15/2029*	30,000	32,255
Novartis Capital Corp.
4.00%, 09/18/2031	42,000	40,766
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	60,000	59,340
5.11%, 05/19/2043	39,000	37,193
5.30%, 05/19/2053	59,000	56,019
5.34%, 05/19/2063	28,000	26,069
Viatris, Inc.
3.85%, 06/22/2040	26,000	18,901
4.00%, 06/22/2050	89,000	58,370
Wyeth LLC
5.95%, 04/01/2037	33,000	34,968
Zoetis, Inc.
5.60%, 11/16/2032	32,000	33,379
		5,240,779
Pipelines — 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,857
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	148,000	146,226
5.68%, 01/15/2034*	135,000	134,456
6.04%, 08/15/2028*	215,000	222,372
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	65,000	67,543
6.04%, 11/15/2033*	400,000	412,985
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	25,000	25,896
Enbridge, Inc.
3.13%, 11/15/2029	330,000	306,966
5.63%, 04/05/2034	475,000	482,527
Energy Transfer LP
4.95%, 05/15/2028	47,000	47,325
5.15%, 02/01/2043	66,000	58,668
5.20%, 04/01/2030	30,000	30,339
5.25%, 07/01/2029	155,000	157,257
5.40%, 10/01/2047	101,000	90,446
5.70%, 04/01/2035	600,000	604,438
6.40%, 12/01/2030	425,000	452,923
EnLink Midstream LLC
6.50%, 09/01/2030*	52,000	55,166
Enterprise Products Operating LLC
3.30%, 02/15/2053	135,000	90,154
3.70%, 01/31/2051	19,000	13,803
EQM Midstream Partners LP
7.50%, 06/01/2027*	3,000	3,063
7.50%, 06/01/2030*	15,000	16,191
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	180,602	159,036
2.94%, 09/30/2040*	176,648	144,396
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	5,000	5,035
8.00%, 01/15/2027	6,000	6,121
8.00%, 05/15/2033	26,000	26,202

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
8.25%, 01/15/2029	$ 15,000	$ 15,487
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	143,000	137,857
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,250
7.50%, 05/15/2032*	25,000	25,692
Hess Midstream Operations LP
4.25%, 02/15/2030*	175,000	164,637
6.50%, 06/01/2029*	520,000	530,339
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	15,000	15,368
8.88%, 07/15/2028*	15,000	15,640
ITT Holdings LLC
6.50%, 08/01/2029*	65,000	59,965
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	48,000	45,141
MPLX LP
5.40%, 04/01/2035	54,000	53,059
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	6,000	6,042
8.38%, 02/15/2032*	16,000	16,034
NuStar Logistics LP
6.38%, 10/01/2030	22,000	22,242
ONEOK Partners LP
6.65%, 10/01/2036	118,000	127,333
ONEOK, Inc.
4.40%, 10/15/2029	185,000	181,694
5.05%, 11/01/2034	80,000	77,230
5.85%, 11/01/2064	300,000	281,993
6.10%, 11/15/2032	300,000	314,292
7.15%, 01/15/2051	40,000	43,448
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	41,000	32,909
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	37,000	38,106
Targa Resources Corp.
5.55%, 08/15/2035	285,000	284,603
6.13%, 03/15/2033	160,000	167,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	380,000	350,648
5.50%, 03/01/2030	38,000	38,354
Western Midstream Operating LP
5.30%, 03/01/2048	21,000	18,030
Whistler Pipeline LLC
5.40%, 09/30/2029*	15,000	15,118
5.70%, 09/30/2031*	265,000	268,079
5.95%, 09/30/2034*	200,000	202,180
Williams Cos., Inc.
5.75%, 06/24/2044	81,000	79,700
		7,441,871
Private Equity — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	20,000	19,399
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	35,000	35,089
8.88%, 09/01/2031*	2,000	2,124
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	$ 18,000	$ 18,816
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	37,000	33,877
		89,906
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	320,000	305,996
2.30%, 09/15/2031	66,000	56,436
2.70%, 04/15/2031	230,000	203,329
3.13%, 01/15/2027	45,000	43,834
5.20%, 02/15/2029	100,000	101,597
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	47,144
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	19,000	19,556
Cousins Properties LP
5.38%, 02/15/2032	265,000	263,905
Crown Castle, Inc.
4.80%, 09/01/2028	335,000	334,357
5.00%, 01/11/2028	177,000	177,664
5.60%, 06/01/2029	41,000	41,899
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	170,000	170,242
Goodman US Finance Six LLC
5.13%, 10/07/2034*	25,000	24,709
Host Hotels & Resorts LP
3.50%, 09/15/2030	27,000	24,738
Iron Mountain, Inc.
6.25%, 01/15/2033*	490,000	485,277
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	23,374
4.75%, 06/15/2029*	5,000	4,762
LXP Industrial Trust
2.38%, 10/01/2031	37,000	30,857
National Health Investors, Inc.
3.00%, 02/01/2031	52,000	45,042
Service Properties Trust
5.50%, 12/15/2027	19,000	18,327
8.38%, 06/15/2029	10,000	9,996
8.88%, 06/15/2032	17,000	16,824
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	20,000	20,010
Weyerhaeuser Co.
4.00%, 03/09/2052	35,000	26,287
4.75%, 05/15/2026	72,000	72,110
		2,568,272
Retail — 0.3%
AutoNation, Inc.
5.89%, 03/15/2035	20,000	19,961
AutoZone, Inc.
4.75%, 08/01/2032	35,000	34,437
4.75%, 02/01/2033	335,000	327,074
5.10%, 07/15/2029	20,000	20,319
6.55%, 11/01/2033	195,000	212,204
Brinker International, Inc.
8.25%, 07/15/2030*	20,000	21,006
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	49,311

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Darden Restaurants, Inc.
4.35%, 10/15/2027	$ 32,000	$ 31,764
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	30,261
FirstCash, Inc.
4.63%, 09/01/2028*	328,000	313,232
5.63%, 01/01/2030*	8,000	7,757
6.88%, 03/01/2032*	3,000	3,037
Genuine Parts Co.
6.50%, 11/01/2028	64,000	67,565
Home Depot, Inc.
4.90%, 04/15/2029	39,000	39,756
Kohl's Corp.
4.63%, 05/01/2031	55,000	38,385
LBM Acquisition LLC
6.25%, 01/15/2029*	50,000	42,580
Lowe's Cos., Inc.
3.70%, 04/15/2046	33,000	24,578
McDonald's Corp.
3.63%, 09/01/2049	61,000	44,504
4.80%, 08/14/2028	124,000	125,413
4.95%, 03/03/2035	43,000	42,792
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	13,323
4.75%, 09/15/2029	16,000	15,309
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	74,000	72,467
4.70%, 06/15/2032	95,000	93,049
5.75%, 11/20/2026	40,000	40,733
Park River Holdings, Inc.
6.75%, 08/01/2029*	40,000	31,084
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	21,000	22,310
Saks Global Enterprises LLC
11.00%, 12/15/2029*	30,000	24,303
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	30,000	27,709
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	12,000	12,378
		1,848,601
Semiconductors — 0.8%
Applied Materials, Inc.
4.80%, 06/15/2029	29,000	29,470
Broadcom, Inc.
2.45%, 02/15/2031*	128,000	112,618
3.19%, 11/15/2036*	107,000	87,825
4.15%, 02/15/2028	505,000	500,718
5.05%, 07/12/2029	355,000	359,931
Entegris, Inc.
5.95%, 06/15/2030*	35,000	34,822
Foundry JV Holdco LLC
5.90%, 01/25/2033*	200,000	203,517
6.10%, 01/25/2036*	200,000	204,759
6.15%, 01/25/2032*	415,000	431,441
Intel Corp.
3.10%, 02/15/2060	280,000	155,283
3.25%, 11/15/2049	222,000	139,282
3.73%, 12/08/2047	761,000	530,465
4.15%, 08/05/2032	34,000	31,520
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
5.60%, 02/21/2054	$ 36,000	$ 32,738
5.70%, 02/10/2053	37,000	34,010
5.90%, 02/10/2063	265,000	248,355
Microchip Technology, Inc.
4.90%, 03/15/2028	445,000	446,330
5.05%, 02/15/2030	380,000	379,419
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	265,000	257,439
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	552,292
QUALCOMM, Inc.
4.80%, 05/20/2045	170,000	155,750
Texas Instruments, Inc.
4.60%, 02/15/2028	46,000	46,482
		4,974,466
Software — 0.7%
Adobe, Inc.
4.75%, 01/17/2028	67,000	67,979
4.85%, 04/04/2027	27,000	27,363
AppLovin Corp.
5.50%, 12/01/2034	44,000	43,990
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	30,801
Cloud Software Group, Inc.
6.50%, 03/31/2029*	29,000	28,190
8.25%, 06/30/2032*	15,000	15,251
Fiserv, Inc.
4.40%, 07/01/2049	86,000	70,872
5.15%, 08/12/2034	42,000	41,658
MSCI, Inc.
3.63%, 11/01/2031*	352,000	317,785
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,884
3.88%, 12/01/2029*	28,000	25,471
6.90%, 12/01/2027*	650,000	672,751
Oracle Corp.
2.30%, 03/25/2028	545,000	511,910
2.95%, 04/01/2030	220,000	202,113
3.60%, 04/01/2040	763,000	600,122
3.80%, 11/15/2037	161,000	135,649
3.85%, 04/01/2060	105,000	72,149
4.00%, 11/15/2047	41,000	31,082
4.30%, 07/08/2034	39,000	36,275
5.25%, 02/03/2032	120,000	121,548
5.50%, 09/27/2064	320,000	290,087
5.55%, 02/06/2053	18,000	16,824
Rackspace Finance LLC
3.50%, 05/15/2028*	44,460	18,275
SS&C Technologies, Inc.
5.50%, 09/30/2027*	900,000	893,192
		4,273,221
Telecommunications — 0.8%
AT&T, Inc.
3.50%, 06/01/2041	25,000	19,289
3.65%, 09/15/2059	757,000	510,545
3.80%, 12/01/2057	65,000	45,631
3.85%, 06/01/2060	27,000	18,809
4.50%, 05/15/2035	212,000	199,267
4.90%, 08/15/2037	153,000	145,969
5.40%, 02/15/2034	31,000	31,498

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Cisco Systems, Inc.
4.75%, 02/24/2030	$ 565,000	$ 574,022
4.85%, 02/26/2029	84,000	85,499
4.95%, 02/26/2031	445,000	453,930
5.10%, 02/24/2035	64,000	64,877
5.35%, 02/26/2064	205,000	199,320
Corning, Inc.
3.90%, 11/15/2049	36,000	27,175
5.45%, 11/15/2079	33,000	30,061
Rogers Communications, Inc.
7.00%, 04/15/2055	9,000	9,035
7.13%, 04/15/2055	14,000	13,953
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	126,096
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	32,000	18,004
T-Mobile USA, Inc.
2.05%, 02/15/2028	605,000	565,060
2.55%, 02/15/2031	155,000	136,646
3.00%, 02/15/2041	212,000	153,807
3.60%, 11/15/2060	55,000	36,822
3.88%, 04/15/2030	130,000	124,623
4.70%, 01/15/2035	340,000	327,184
5.13%, 05/15/2032	200,000	201,258
5.75%, 01/15/2034	97,000	101,040
Verizon Communications, Inc.
2.85%, 09/03/2041	141,000	99,222
3.00%, 11/20/2060	82,000	48,388
3.40%, 03/22/2041	55,000	42,345
3.88%, 03/01/2052	10,000	7,472
4.50%, 08/10/2033	74,000	71,049
5.25%, 04/02/2035	71,000	71,179
Viasat, Inc.
5.63%, 04/15/2027*	20,000	19,191
7.50%, 05/30/2031*	41,000	30,960
Vodafone Group PLC
4.25%, 09/17/2050	21,000	16,171
5.13%, 06/04/2081	29,000	21,971
5.75%, 02/10/2063	39,000	36,717
5.88%, 06/28/2064	137,000	131,347
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	30,000	24,952
		4,840,384
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	62,000	50,535
4.45%, 03/15/2043	57,000	50,141
Canadian Pacific Railway Co.
5.20%, 03/30/2035	41,000	41,005
6.13%, 12/31/2099	43,000	43,573
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	80,983
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	154,153	130,372
JB Hunt Transport Services, Inc.
4.90%, 03/15/2030	20,000	20,123
Ryder System, Inc.
5.50%, 06/01/2029	48,000	49,295
Star Leasing Co. LLC
7.63%, 02/15/2030*	27,000	25,949
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	$ 24,000	$ 24,463
		516,439
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	62,000	60,785
4.00%, 06/30/2030	21,000	20,174
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	330,000	329,218
5.25%, 02/01/2030*	63,000	63,767
5.35%, 03/30/2029*	28,000	28,533
6.05%, 08/01/2028*	62,000	64,353
6.20%, 06/15/2030*	46,000	48,704
		615,534
Total Corporate Bonds & Notes (cost $183,401,278)		178,286,228
ASSET BACKED SECURITIES — 3.5%
Auto Loan Receivables — 0.5%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	103,209	103,279
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	201,706	202,148
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	131,550
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	267,000	269,784
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	82,141	82,229
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*	295,000	298,602
Exeter Automobile Receivables Trust
Series 2023-3A, Class B 6.11%, 09/15/2027	64,613	64,736
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	126,139
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	172,325
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.89%, 04/16/2029*	275,000	275,744
Series 2025-1A, Class B 4.98%, 07/16/2029*	435,000	437,773
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	64,516
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	164,950	165,072
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.04%, 07/25/2031*	108,351	108,880

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	$ 215,000	$ 220,667
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	140,697
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,449
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	250,000	250,959
		3,155,549
Credit Card Receivables — 0.0%
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	151,560
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	200,000	201,915
		353,475
Other Asset Backed Securities — 3.0%
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	78,031	74,919
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	489,576
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 5.76%, (TSFR3M+1.47%), 04/20/2034*	680,000	679,836
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 6.65%, (TSFR3M+2.35%), 04/25/2036*	515,000	515,005
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	100,000	100,663
Carlyle US CLO, Ltd. FRS
Series 2024-2A, Class A 5.82%, (TSFR3M+1.52%), 04/25/2037*	350,000	350,519
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	90,080
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	194,344
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	102,293
Series 2020-1, Class A2 1.99%, 07/15/2060*	222,691	204,377
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	126,558
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.75%, (TSFR3M+1.45%), 01/25/2035*	720,000	719,787
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,349,662	1,163,377
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	253,632
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	$ 486,250	$ 448,928
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	306,601
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	720,100	716,547
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 6.70%, (TSFR3M+2.4%), 10/17/2036*	665,000	665,072
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 6.56%, (TSFR3M+2.25%), 04/16/2036*	450,000	450,035
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,038,327	1,026,236
Golub Capital Partners CLO, Ltd. FRS
Series 2023-68A, Class B 7.10%, (TSFR3M+2.80%), 07/25/2036*	400,000	401,342
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 6.59%, (TSFR3M+2.3%), 04/21/2036*	310,000	310,004
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	321,342	282,362
Series 2023-A, Class A 5.51%, 10/15/2071*	403,002	409,939
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	485,000	452,596
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	47,370	46,795
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 6.64%, (TSFR3M+2.35%), 04/20/2036*	660,000	660,008
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	415,000	417,571
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	115,000	115,286
Series 2025-1A, Class B 5.04%, 05/15/2031*	100,000	100,795
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(4)	240,806	239,721
Series 2021-NPL3, Class A1 4.87%, 07/25/2051*(4)	278,836	278,447
Series 2024-NPL5, Class A1 5.96%, 09/25/2054*(4)	97,735	97,650
Series 2022-NPL1, Class A1 5.98%, 01/25/2052*(4)	513,935	513,423
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	298,201	280,264
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	392,455
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	182,503	180,626
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	304,629	304,542

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	$ 675,000	$ 669,798
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 6.95%, (TSFR3M+2.65%), 10/15/2035*	990,000	992,085
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	135,084	128,328
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	389,435
Series 2024-1A, Class A2 5.90%, 03/25/2049*(5)	205,000	207,555
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	284,163
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 6.59%, (TSFR3M+2.30%), 04/20/2036*	565,000	565,041
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	165,000	163,014
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,916	134,060
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	264,756	267,387
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	417,293	403,901
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	264,913
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	172,367
Zayo Issuer LLC
Series 2025-1A, Class A2 5.65%, 03/20/2055*	440,000	441,825
		19,246,083
Total Asset Backed Securities (cost $22,501,932)		22,755,107
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Commercial and Residential — 6.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,411,200
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.74%, (TSFR1M+2.42%), 09/15/2034*	339,000	326,407
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	112,969	107,168
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	207,698	178,616
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	395,482	339,644
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	348,672	308,911
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	36,125	35,540
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	$ 826,656	$ 798,246
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	446,285
BANK VRS
Series 2018-BN14, Class XA 0.50%, 09/15/2060(1)(6)	8,226,336	109,742
Series 2019-BN24, Class XA 0.63%, 11/15/2062(1)(6)	2,212,647	58,195
Series 2019-BN23, Class XA 0.68%, 12/15/2052(1)(6)	6,702,533	178,921
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(1)(6)	6,930,151	106,062
Series 2019-BN20, Class XA 0.81%, 09/15/2062(1)(6)	4,056,941	125,338
Series 2019-BN18, Class XA 0.88%, 05/15/2062(1)(6)	2,831,146	84,363
Series 2023-BNK45, Class XA 1.00%, 02/15/2056(1)(6)	1,203,470	68,496
Series 2020-BN28, Class XA 1.76%, 03/15/2063(1)(6)	4,665,029	354,544
BBCMS Mtg. Trust VRS
Series 2025-C32, Class XA 1.13%, 02/15/2062(1)(6)	1,264,729	110,105
Series 2024-C24, Class XA 1.62%, 02/15/2057(1)(6)	1,609,191	162,552
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	83,774	84,329
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.47%, 07/15/2051(1)(6)	3,865,901	45,012
Series 2018-B1, Class XA 0.53%, 01/15/2051(1)(6)	1,670,428	19,878
Series 2018-B8, Class XA 0.62%, 01/15/2052(1)(6)	8,232,527	149,089
Series 2019-B12, Class XA 1.07%, 08/15/2052(1)(6)	1,841,574	54,480
Series 2019-B10, Class XA 1.22%, 03/15/2062(1)(6)	4,764,002	193,876
Series 2020-B22, Class XA 1.50%, 01/15/2054(1)(6)	2,146,638	146,964
Series 2020-B18, Class XA 1.81%, 07/15/2053(1)(6)	1,150,813	59,976
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.66%, (TSFR1M+2.34%), 08/15/2041*	670,000	670,209
BPR Trust FRS
Series 2022-STAR, Class A 7.55%, (TSFR1M+3.23%), 08/15/2039*	510,000	509,858
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	160,000	161,972
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	113,449	105,319
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	83,626	80,194
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(4)	196,784	191,266

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.37%, (TSFR1M+1.05%), 04/15/2034*	$ 94,196	$ 93,368
BX Trust FRS
Series 2022-PSB, Class A 6.77%, (TSFR1M+2.45%), 08/15/2039*	250,460	249,834
Series 2024-PAT, Class B 7.36%, (TSFR1M+3.04%), 03/15/2041*	67,000	66,916
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.17%, (TSFR1M+2.85%), 12/15/2037*	675,000	673,734
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,248,817
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	78,591	72,631
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	1,023,026
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class XA 0.95%, 04/10/2048(1)(6)	693,550	7
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(1)	220,633	214,633
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	333,142	278,271
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	591,738	487,663
Series 2022-5, Class A1 4.55%, 04/25/2067*(1)	717,053	713,438
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	174,135
Series 2013-300P, Class A1 4.35%, 08/10/2030*	685,000	678,140
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 3.90%, 01/10/2039*(1)	190,000	169,952
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.14%, (SOFR30A+1.80%), 01/25/2044*	110,000	110,237
Series 2024-R02, Class 1M2 6.14%, (SOFR30A+1.80%), 02/25/2044*	146,000	146,211
Series 2019-HRP1, Class M2 6.60%, (SOFR30A+2.26%), 11/25/2039*	20,643	20,686
Series 2021-R01, Class 1B1 7.44%, (SOFR30A+3.10%), 10/25/2041*	132,000	134,186
Series 2022-R01, Class 1B1 7.49%, (SOFR30A+3.15%), 12/25/2041*	311,000	318,054
Series 2016-C07, Class 2M2 8.80%, (SOFR30A+4.46%), 05/25/2029	206,244	214,286
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	4,025	3,933
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.64%, 06/15/2057(1)(6)	3,737,672	214
Series 2016-C6, Class XA 1.85%, 01/15/2049(1)(6)	1,642,318	15,115
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	$ 311,113	$ 259,001
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(1)	429,478	385,339
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(1)	382,638	344,246
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	273,231	246,530
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,536,000	1,508,334
Series 2021-RPL4, Class A1 4.10%, 12/27/2060*(1)	229,361	228,578
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,582,034
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.72%, 09/15/2053(1)(6)	873,606	39,673
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(1)	150,000	151,975
Series 2024-HLTN, Class C 7.04%, 04/13/2040*(1)	75,000	76,561
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	132,561	117,201
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	150,157	123,452
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	296,067	251,940
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,250,477	1,068,372
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.32%, 03/10/2041*(1)	485,000	488,127
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,207,228
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,293,277
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.62%, 02/13/2053(1)(6)	4,703,564	111,561
IRV Trust VRS
Series 2025-200P, Class B 5.44%, 03/14/2047*(1)	350,000	343,573
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,072,868
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*(5)	305,000	271,609
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,324,544
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(4)	209,377	209,142

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(4)	$ 296,092	$ 295,255
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	97,740	92,836
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	29,335	27,543
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	206,932	180,167
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	133,726	124,467
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(1)	365,597	354,978
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(1)(6)	1,387,767	25,417
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.93%, (TSFR1M+1.61%), 06/25/2057*	233,963	236,564
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	93,831	89,175
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	58,673	55,705
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	222,335	210,041
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	254,578	245,012
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	247,945	236,265
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	275,515	263,555
Series 2018-5A, Class A1 4.75%, 12/25/2057*(1)	194,724	193,125
NJ
Series 2025-WBRK, Class A 5.87%, 03/05/2035*	665,000	682,407
NJ VRS
Series 2025-WBRK, Class B 6.28%, 03/05/2035*(1)	550,000	560,785
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	615,534	531,507
NY Commercial Mtg. Trust VRS
Series 2025-299P, Class B 5.53%, 02/10/2047*(1)	125,000	127,423
NYC Commercial Mtg. Trust FRS
Series 2025-3BP, Class B 6.01%, (TSFR1M+1.69%), 02/15/2042*	590,000	584,641
OBX Trust
Series 2022-NQM6, Class A1 4.70%, 07/25/2062*(4)	231,208	232,282
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(1)	864,790	700,167
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	406,262	347,799
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	486,736	395,731
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-NQM4, Class A1 1.96%, 10/25/2061*(1)	$ 181,023	$ 150,645
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	598,184
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(4)	378,443	377,720
Series 2021-4, Class A1 4.87%, 04/25/2026*(4)	365,513	365,573
Series 2024-6, Class A1 5.70%, 11/25/2029*(4)	106,557	106,390
Series 2020-6, Class A1 6.36%, 11/25/2025*(4)	90,965	91,091
RFR Trust VRS
Series 2025-SGRM, Class A 5.56%, 03/11/2041*(1)	637,130	641,702
Series 2025-SGRM, Class B 5.86%, 03/11/2041*(1)	510,000	510,968
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,169,875
Shellpoint Co,-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	21,637	19,745
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(1)	265,865	247,134
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	92,279	85,858
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	575,154	498,390
TEXAS Commercial Mtg. Trust FRS
Series 2025-TWR, Class B 5.90%, (TSFR1M+1.59%), 04/15/2042*	235,000	234,560
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	390,504	373,814
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	1,028,404	887,608
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(4)	838,518	748,926
Series 2022-3, Class A1 4.13%, 02/25/2067*(4)	325,235	307,382
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	176,193	162,364
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	265,958	219,547
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	148,886	131,983
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	385,141	349,990
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS1, Class XA 0.78%, 05/15/2048(1)(6)	765,613	8

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-NXS3, Class XA 0.86%, 09/15/2057(1)(6)	$ 4,939,503	$ 7,028
Series 2015-NXS1, Class D 4.01%, 05/15/2048(1)(5)	75,000	72,214
		42,746,955
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.59%, 03/25/2027(1)(6)	4,549,814	44,178
Series K124, Class X1 0.72%, 12/25/2030(1)(6)	3,462,905	116,283
Series K122, Class X1 0.87%, 11/25/2030(1)(6)	874,825	34,688
Series K121, Class X1 1.02%, 10/25/2030(1)(6)	1,593,818	71,109
Series K104, Class X1 1.11%, 01/25/2030(1)(6)	2,398,096	104,712
Series K114, Class X1 1.11%, 06/25/2030(1)(6)	2,872,747	138,515
Series K111, Class X1 1.57%, 05/25/2030(1)(6)	1,110,028	72,966
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	656,129	522,021
Series 4961, Class JB 2.50%, 12/15/2042	285,120	259,556
Series 3883, Class PB 3.00%, 05/15/2041	84,752	80,925
Series 4740, Class BA 3.00%, 09/15/2045	25,257	24,762
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust
Series 2020-1, Class MA 2.50%, 08/25/2059	244,631	223,163
Series 2019-3, Class MV 3.50%, 10/25/2058	195,246	181,227
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 5.99%, (SOFR30A+1.65%), 01/25/2034*	50,379	50,474
Series 2022-DNA3, Class M1B 7.24%, (SOFR30A+2.90%), 04/25/2042*	310,000	318,685
Series 2021-HQA3, Class B1 7.69%, (SOFR30A+3.35%), 09/25/2041*	845,000	861,376
Series 2022-DNA4, Class M1B 7.69%, (SOFR30A+3.35%), 05/25/2042*	440,000	456,902
Series 2021-DNA6, Class B1 7.74%, (SOFR30A+3.40%), 10/25/2041*	345,000	353,340
Series 2023-HQA1, Class M1B 7.84%, (SOFR30A+3.50%), 05/25/2043*	840,000	891,218
Series 2022-HQA3, Class M1B 7.89%, (SOFR30A+3.55%), 08/25/2042*	135,000	140,882
Series 2021-DNA7, Class B1 7.99%, (SOFR30A+3.65%), 11/25/2041*	328,000	337,872
Series 2022-HQA2, Class M1B 8.34%, (SOFR30A+4.00%), 07/25/2042*	335,000	353,129
Series 2022-DNA5, Class M1B 8.84%, (SOFR30A+4.50%), 06/25/2042*	535,000	568,106
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 15,724	$ 15,613
Series 2012-21, Class PQ 2.00%, 09/25/2041	46,565	43,824
Series 2012-18, Class GA 2.00%, 12/25/2041	86,953	81,067
Series 2015-48, Class QB 3.00%, 02/25/2043	81,089	79,278
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	452,188
Series 2018-27, Class EA 3.00%, 05/25/2048	236,432	210,240
Series 2018-35, Class CD 3.00%, 05/25/2048	148,755	130,144
Series 2019-45, Class PT 3.00%, 08/25/2049	191,741	173,257
Series 2012-52, Class PA 3.50%, 05/25/2042	72,831	69,886
Series 2018-23, Class LA 3.50%, 04/25/2048	203,487	192,094
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,168,107
		8,821,787
Total Collateralized Mortgage Obligations (cost $55,367,978)		51,568,742
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 75.2%
U.S. Government — 44.4%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,276,937
1.25%, 05/15/2050	8,004,000	3,974,174
1.38%, 11/15/2040(7)	2,996,000	1,946,932
1.38%, 08/15/2050	3,256,000	1,659,161
1.75%, 08/15/2041	1,543,000	1,045,684
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,353,776
2.00%, 08/15/2051	1,700,000	1,012,430
2.25%, 05/15/2041 to 08/15/2046	4,021,000	2,735,594
2.38%, 02/15/2042 to 05/15/2051	11,592,000	7,735,853
2.50%, 02/15/2046 to 05/15/2046	6,532,000	4,642,167
2.75%, 11/15/2042 to 08/15/2047	981,000	736,587
2.88%, 05/15/2043 to 05/15/2049	4,079,000	3,088,680
3.00%, 05/15/2042 to 02/15/2049	8,609,000	6,664,201
3.00%, 08/15/2052(7)(8)	11,421,000	8,504,630
3.13%, 02/15/2043 to 05/15/2048	2,826,000	2,271,810
3.38%, 05/15/2044 to 11/15/2048	1,656,000	1,369,804
3.63%, 08/15/2043 to 02/15/2044	1,311,000	1,148,770
3.63%, 05/15/2053(8)	2,090,000	1,760,498
4.13%, 08/15/2044	1,370,000	1,283,519
4.13%, 08/15/2053(8)	1,153,000	1,062,471
4.25%, 02/15/2054 to 08/15/2054	5,804,000	5,471,417
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,022,438
4.50%, 02/15/2036 to 11/15/2054	3,231,000	3,291,980
4.63%, 05/15/2044	225,000	225,729
4.75%, 02/15/2037 to 11/15/2053	4,852,000	5,026,014
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,325,049
5.38%, 02/15/2031	1,289,000	1,379,784
6.38%, 08/15/2027	394,000	416,440
United States Treasury Bonds TIPS
0.25%, 02/15/2050(9)	2,464,543	1,503,659
0.63%, 02/15/2043(9)	1,056,786	812,427
0.75%, 02/15/2042 to 02/15/2045(9)	5,002,218	3,941,393
1.00%, 02/15/2046(9)	609,891	480,889

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.38%, 02/15/2044(9)	$ 1,826,098	$ 1,589,273
United States Treasury Notes
0.25%, 09/30/2025	171,000	167,688
0.38%, 07/31/2027 to 09/30/2027	14,267,000	13,097,077
0.50%, 02/28/2026 to 10/31/2027	12,218,000	11,387,803
0.63%, 07/31/2026 to 08/15/2030	18,142,000	15,999,350
0.75%, 05/31/2026 to 01/31/2028	10,426,000	9,840,534
0.88%, 06/30/2026 to 11/15/2030	6,504,000	5,903,361
1.13%, 02/29/2028 to 02/15/2031	6,112,000	5,436,391
1.25%, 12/31/2026 to 08/15/2031	12,433,000	11,325,797
1.38%, 11/15/2031	2,820,000	2,381,578
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,316,829
1.63%, 02/15/2026 to 05/15/2031	16,917,000	15,500,061
1.75%, 11/15/2029	2,813,000	2,557,742
1.88%, 07/31/2026 to 02/28/2027	2,317,000	2,241,599
2.00%, 11/15/2026	4,449,000	4,314,140
2.25%, 11/15/2025 to 11/15/2027	9,518,000	9,200,645
2.38%, 05/15/2027 to 05/15/2029	4,144,000	3,932,954
2.63%, 02/15/2029 to 07/31/2029	15,966,000	15,174,256
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,283,459
2.88%, 05/15/2028 to 05/15/2032	6,487,000	6,144,395
3.00%, 07/15/2025	700,000	697,357
3.50%, 09/30/2026	2,000,000	1,986,719
3.63%, 05/31/2028	3,565,000	3,535,756
3.88%, 08/15/2033 to 08/15/2034	5,586,000	5,471,078
4.00%, 01/15/2027 to 12/15/2027	5,405,000	5,417,225
4.00%, 02/15/2034(8)	4,915,000	4,848,187
4.13%, 11/30/2031 to 11/15/2032	6,741,000	6,755,684
4.25%, 06/30/2029 to 11/15/2034	6,600,000	6,623,487
4.38%, 08/31/2028 to 05/15/2034	6,486,000	6,576,360
4.50%, 05/15/2027 to 11/15/2033	5,462,000	5,586,561
4.63%, 04/30/2029 to 04/30/2031	1,000,000	1,028,691
4.88%, 04/30/2026	500,000	504,277
United States Treasury Notes TIPS
1.75%, 01/15/2034(9)	3,430,324	3,424,389
		284,421,600
U.S. Government Agency — 30.8%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	872,136	765,315
2.00%, 02/01/2036 to 08/01/2052	6,286,353	5,126,803
2.50%, 01/01/2028 to 09/01/2051	873,678	774,234
3.00%, 08/01/2027 to 08/01/2046	1,377,698	1,236,965
3.50%, 11/01/2041 to 02/01/2052	1,315,548	1,207,089
4.00%, 09/01/2040 to 01/01/2050	820,445	777,442
4.50%, 07/01/2045 to 06/01/2052	973,789	942,915
5.00%, 09/01/2031 to 01/01/2053	874,134	861,431
5.50%, 01/01/2036 to 11/01/2054	7,753,185	7,747,211
6.00%, 03/01/2040 to 01/01/2053	386,874	393,124
6.25%, 07/15/2032	206,000	232,566
6.75%, 03/15/2031	100,000	113,786
Federal Home Loan Mtg. Corp. FRS
6.30%, (RFUCCT6M+1.49%), 02/01/2037	3,836	3,888
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,347,130	1,020,135
1.88%, 09/24/2026	837,000	811,694
2.00%, 11/01/2035 to 05/01/2052	24,267,331	19,462,872
2.50%, 04/01/2028 to 04/01/2052	9,562,541	8,142,050
3.00%, 10/01/2027 to 03/01/2050	2,535,417	2,308,380
3.50%, 08/01/2026 to 02/01/2052	3,542,626	3,254,201
4.00%, 10/01/2040 to 03/01/2049	1,816,076	1,723,437
4.50%, 06/01/2048 to 12/01/2048	449,028	436,560
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 05/01/2040 to 11/01/2054		$ 1,522,838	$ 1,497,139
5.50%, 08/01/2037 to 01/01/2054		1,333,780	1,334,930
6.00%, 11/01/2038 to 11/01/2053		1,332,367	1,354,688
6.50%, 10/01/2037 to 07/01/2054		917,867	946,645
6.63%, 11/15/2030		871,000	981,797
7.25%, 05/15/2030		2,260,000	2,591,044
Federal National Mtg. Assoc. FRS
6.87%, (RFUCCT1Y+1.83%), 10/01/2040		25,892	26,766
6.94%, (RFUCCT1Y+1.57%), 05/01/2037		6,175	6,377
7.24%, (H15T1Y+2.27%), 11/01/2036		16,368	16,963
7.33%, (RFUCCT1Y+1.82%), 10/01/2040		6,516	6,751
Government National Mtg. Assoc.
2.00%, 11/20/2050		1,215,609	994,663
2.00%, April 30 TBA		4,500,000	3,679,662
2.50%, 07/20/2051		909,328	775,982
3.00%, 02/20/2045 to 03/20/2052		958,522	856,936
3.00%, April 30 TBA		20,300,000	17,978,200
3.50%, 03/20/2045 to 07/20/2045		111,007	103,118
3.50%, April 30 TBA		14,300,000	13,083,450
4.00%, 03/15/2039 to 05/20/2048		509,815	487,055
4.50%, 09/15/2033 to 04/20/2047		237,388	232,498
4.50%, April 30 TBA		6,800,000	6,523,750
5.00%, 06/15/2033 to 08/15/2038		162,567	164,156
5.50%, 02/15/2032 to 05/20/2053		1,157,011	1,164,532
6.00%, 04/15/2028 to 12/15/2036		345,833	356,805
6.50%, 09/15/2031 to 12/15/2031		3,760	3,822
Tennessee Valley Authority
4.25%, 09/15/2065		577,000	472,293
Uniform Mtg. Backed Securities
2.00%, April 30 TBA		18,800,000	14,938,059
2.50%, April 30 TBA		7,600,000	6,318,912
3.00%, April 30 TBA		16,000,000	13,865,010
3.50%, April 30 TBA		12,300,000	11,092,160
4.00%, April 30 TBA		10,300,000	9,596,636
4.50%, April 30 TBA		1,300,000	1,243,408
5.50%, April 30 TBA		5,335,000	5,327,908
6.00%, April 30 TBA		21,995,000	22,339,045
			197,703,258
Total U.S. Government & Agency Obligations (cost $510,769,146)			482,124,858
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		200,000	199,682
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		128,000	124,710
Sovereign — 2.1%
Dominican Republic
5.95%, 01/25/2027		200,000	200,540
Emirate of Abu Dhabi
1.63%, 06/02/2028		200,000	183,801
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	8,722,000	1,293,088
Government of Bermuda
2.38%, 08/20/2030*		200,000	173,740
5.00%, 07/15/2032*		200,000	196,300
Government of Bulgaria
1.38%, 09/23/2050	EUR	165,000	101,072
4.88%, 05/13/2036	EUR	235,000	273,964
5.00%, 03/05/2037		120,000	116,031

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Macedonia
3.68%, 06/03/2026*	EUR	290,000	$ 312,356
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	420,624
2.75%, 04/14/2041	EUR	1,240,000	812,034
5.75%, 03/24/2035*		$ 322,000	291,007
5.88%, 01/30/2029*		330,000	328,606
7.13%, 01/17/2033		150,000	152,906
7.50%, 02/10/2037*		200,000	203,382
Kingdom of Saudi Arabia
3.25%, 10/22/2030		200,000	184,758
3.45%, 02/02/2061		200,000	123,960
5.00%, 01/18/2053		200,000	171,520
Republic of Azerbaijan
3.50%, 09/01/2032		200,000	175,126
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	144,345
Republic of Colombia
7.75%, 11/07/2036		215,000	208,726
8.38%, 11/07/2054		455,000	434,184
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	250,880
Republic of Hungary
1.63%, 04/28/2032	EUR	950,000	873,158
5.25%, 06/16/2029		200,000	199,139
5.50%, 03/26/2036*		200,000	191,272
6.13%, 05/22/2028*		435,000	446,561
Republic of Indonesia
1.10%, 03/12/2033	EUR	610,000	528,746
4.75%, 09/10/2034		200,000	192,841
5.10%, 02/10/2054		200,000	182,099
Republic of Ivory Coast
8.08%, 04/01/2036*		200,000	191,706
Republic of Kazakhstan
4.71%, 04/09/2035*		200,000	193,692
Republic of Panama
6.40%, 02/14/2035		200,000	187,340
Republic of Peru
2.84%, 06/20/2030		120,000	107,863
5.88%, 08/08/2054		175,000	169,236
Republic of Philippines
1.75%, 04/28/2041	EUR	300,000	224,694
4.38%, 03/05/2030		200,000	197,181
Republic of Serbia
6.00%, 06/12/2034		200,000	197,811
Republic of South Africa
7.10%, 11/19/2036*		200,000	193,840
Republic of Trinidad & Tobago
6.40%, 06/26/2034		200,000	195,432
Republic of Uruguay
4.38%, 01/23/2031		385,000	378,171
Republic of Uzbekistan
6.90%, 02/28/2032		200,000	198,000
State of Qatar
4.00%, 03/14/2029		200,000	197,249
4.40%, 04/16/2050		200,000	171,411
United Mexican States
6.00%, 05/13/2030		265,000	270,093
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
6.88%, 05/13/2037	$ 690,000	$ 706,284
7.38%, 05/13/2055	400,000	408,600
		13,555,369
Total Foreign Government Obligations (cost $15,664,717)		13,879,761
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	335,000	315,673
6.32%, 11/01/2029	235,000	235,518
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,345,348
State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	925,000	917,391
Total Municipal Securities (cost $2,908,510)		2,813,930
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(5) (cost $587)	587	0
Total Long-Term Investment Securities (cost $790,614,148)		751,428,626
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.28%(10) (cost $2,281,587)	2,281,587	2,281,587
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(11)	1,435,000	1,435,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	1,190,000	1,190,000
BNP Paribas SA Joint Repurchase Agreement(11)	1,190,000	1,190,000
Deutsche Bank AG Joint Repurchase Agreement(11)	1,430,000	1,430,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	1,430,000	1,430,000
Total Repurchase Agreements (cost $6,675,000)		6,675,000
TOTAL INVESTMENTS (cost $799,570,735)(12)	118.5%	760,385,213
Other assets less liabilities	(18.5)	(118,842,365)
NET ASSETS	100.0%	$641,542,848
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $103,384,702 representing 16.1% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2025.
(5)	Securities classified as Level 3 (see Note 2).
(6)	Interest Only
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	The rate shown is the 7-day yield as of March 31, 2025.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,028	$ 124,926	$ 133,954
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,502	321,406	324,908
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,216)	149,770	135,554
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,239	54,251	60,490
Centrally Cleared	5,995,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(11,894)	(202,657)	(214,551)
								$(7,341)	$447,696	$440,355
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
182	Long	Australian 10 Year Bonds	June 2025	$12,743,853	$12,811,958	$ 68,105
10	Short	Euro Buxl 30 Year Bonds	June 2025	1,316,000	1,289,558	26,442
59	Short	Euro-BUND	June 2025	8,271,035	8,218,926	52,109
73	Short	U.S. Treasury Ultra Bonds	June 2025	8,942,200	8,924,250	17,950
						$164,606
						Unrealized (Depreciation)
106	Short	Canada 10 Year Bonds	June 2025	$ 9,073,993	$ 9,144,852	$ (70,859)
15	Short	Euro-OAT	June 2025	1,984,258	1,989,970	(5,712)
178	Short	U.S. Treasury 10 Year Notes	June 2025	19,645,299	19,796,937	(151,638)
166	Short	U.S. Treasury 2 Year Notes	June 2025	34,226,547	34,390,531	(163,984)
331	Short	U.S. Treasury 5 Year Notes	June 2025	35,393,727	35,799,719	(405,992)
182	Short	U.S. Treasury Ultra 10 Year Notes	June 2025	20,513,438	20,770,750	(257,312)
						$(1,055,497)
		Net Unrealized Appreciation (Depreciation)				$(890,891)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	USD	485,453	EUR	445,000	06/18/2025	$ —	$ (2,196)
Deutsche Bank AG	EUR	5,455,000	USD	5,974,213	06/18/2025	50,237	—
Goldman Sachs International	BRL	7,172,000	USD	1,204,204	06/18/2025	—	(32,359)
Societe Generale	USD	211,982	EUR	195,000	06/18/2025	—	(218)
State Street Bank & Trust Co.	USD	268,262	EUR	247,000	06/18/2025	—	(27)
Unrealized Appreciation (Depreciation)						$50,237	$(34,800)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$178,286,228	$—	$178,286,228
Asset Backed Securities	—	22,755,107	—	22,755,107
Collateralized Mortgage Obligations:
Commercial and Residential	—	42,475,346	271,609	42,746,955
Other Industries	—	8,821,787	—	8,821,787
U.S. Government & Agency Obligations	—	482,124,858	—	482,124,858
Foreign Government Obligations	—	13,879,761	—	13,879,761
Municipal Securities	—	2,813,930	—	2,813,930
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	2,281,587	—	—	2,281,587
Repurchase Agreements	—	6,675,000	—	6,675,000
Total Investments at Value	$2,281,587	$757,832,017	$271,609	$760,385,213
Other Financial Instruments:†
Swaps	$—	$650,353	$—	$650,353
Futures Contracts	164,606	—	—	164,606
Forward Foreign Currency Contracts	—	50,237	—	50,237
Total Other Financial Instruments	$164,606	$700,590	$—	$865,196
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$202,657	$—	$202,657
Futures Contracts	1,055,497	—	—	1,055,497
Forward Foreign Currency Contracts	—	34,800	—	34,800
Total Other Financial Instruments	$1,055,497	$237,457	$—	$1,292,954
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 71.4%
Advertising — 0.1%
Stagwell, Inc.†	1,772	$ 10,721
TechTarget, Inc.†	589	8,723
		19,444
Aerospace/Defense — 0.2%
Archer Aviation, Inc., Class A†	873	6,207
Moog, Inc., Class A	189	32,763
Rocket Lab USA, Inc.†	586	10,478
Standardaero, Inc.†	298	7,939
		57,387
Agriculture — 0.2%
Andersons, Inc.	217	9,316
Dole PLC	2,073	29,955
Fresh Del Monte Produce, Inc.	223	6,875
Vital Farms, Inc.†	331	10,085
		56,231
Airlines — 0.0%
SkyWest, Inc.†	56	4,893
Sun Country Airlines Holdings, Inc.†	309	3,807
		8,700
Apparel — 1.6%
Crocs, Inc.†	44	4,673
LVMH Moet Hennessy Louis Vuitton SE	894	558,144
Wolverine World Wide, Inc.	985	13,701
		576,518
Auto Manufacturers — 3.5%
Blue Bird Corp.†	252	8,157
Tesla, Inc.†	4,849	1,256,667
		1,264,824
Auto Parts & Equipment — 0.3%
Adient PLC†	916	11,780
Aurora Innovation, Inc.†	3,135	21,083
Dana, Inc.	955	12,730
Dorman Products, Inc.†	115	13,862
Goodyear Tire & Rubber Co.†	1,175	10,857
Phinia, Inc.	367	15,572
Titan International, Inc.†	934	7,836
		93,720
Banks — 2.0%
Amalgamated Financial Corp.	138	3,967
Amerant Bancorp, Inc.	69	1,424
Ameris Bancorp	497	28,612
Associated Banc-Corp.	152	3,425
Atlantic Union Bankshares Corp.	96	2,989
Bancorp, Inc.†	214	11,308
Bank of N.T. Butterfield & Son, Ltd.	996	38,764
BankUnited, Inc.	193	6,647
Banner Corp.	100	6,377
BayCom Corp.	31	780
Bridgewater Bancshares, Inc.†	46	639
Business First Bancshares, Inc.	373	9,083
Byline Bancorp, Inc.	350	9,156
Cadence Bank	172	5,222
Capital City Bank Group, Inc.	44	1,582
Central Pacific Financial Corp.	120	3,245
CNB Financial Corp.	234	5,206
Community Financial System, Inc.	81	4,606
Security Description	Shares or Principal Amount	Value

Banks (continued)
ConnectOne Bancorp, Inc.	800	$ 19,448
Customers Bancorp, Inc.†	490	24,598
Dime Community Bancshares, Inc.	99	2,760
Eastern Bankshares, Inc.	1,637	26,847
Enterprise Financial Services Corp.	470	25,258
Equity Bancshares, Inc., Class A	375	14,775
FB Financial Corp.	91	4,219
Financial Institutions, Inc.	459	11,457
First BanCorp.	1,043	19,994
First Bancshares, Inc.	334	11,293
First Financial Corp.	148	7,249
First Interstate BancSystem, Inc., Class A	74	2,120
First Merchants Corp.	443	17,915
First Mid Bancshares, Inc.	217	7,573
Hancock Whitney Corp.	226	11,854
Hanmi Financial Corp.	585	13,256
HBT Financial, Inc.	33	740
Heritage Commerce Corp.	1,623	15,451
Hilltop Holdings, Inc.	338	10,292
Home BancShares, Inc.	110	3,110
Hope Bancorp, Inc.	507	5,308
Independent Bank Corp.	111	6,954
Mercantile Bank Corp.	30	1,303
Merchants Bancorp	369	13,653
Metropolitan Bank Holding Corp.†	157	8,790
Mid Penn Bancorp, Inc.	29	751
MidWestOne Financial Group, Inc.	46	1,362
OFG Bancorp	410	16,408
Old National Bancorp	1,506	31,912
Old Second Bancorp, Inc.	900	14,976
Origin Bancorp, Inc.	182	6,310
Pathward Financial, Inc.	523	38,153
Peapack-Gladstone Financial Corp.	99	2,812
Pinnacle Financial Partners, Inc.	26	2,757
Preferred Bank	112	9,370
QCR Holdings, Inc.	310	22,109
Seacoast Banking Corp. of Florida	234	6,021
SmartFinancial, Inc.	51	1,585
South Plains Financial, Inc.	355	11,758
Southside Bancshares, Inc.	169	4,894
SouthState Corp.	59	5,476
Texas Capital Bancshares, Inc.†	130	9,711
Towne Bank	299	10,223
TriCo Bancshares	167	6,675
Trustmark Corp.	63	2,173
UMB Financial Corp.	166	16,783
United Bankshares, Inc.	132	4,576
United Community Banks, Inc.	109	3,066
Unity Bancorp, Inc.	107	4,355
Univest Financial Corp.	80	2,269
Veritex Holdings, Inc.	399	9,963
WesBanco, Inc.	211	6,533
Wintrust Financial Corp.	122	13,720
		695,950
Beverages — 0.0%
Primo Brands Corp.	88	3,123
Vita Coco Co., Inc.†	343	10,513
		13,636
Biotechnology — 4.6%
ACADIA Pharmaceuticals, Inc.†	694	11,527
Akero Therapeutics, Inc.†	672	27,203

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allogene Therapeutics, Inc.†	5,279	$ 7,707
Amicus Therapeutics, Inc.†	2,127	17,356
ANI Pharmaceuticals, Inc.†	75	5,021
Annexon, Inc.†	4,438	8,565
Arcutis Biotherapeutics, Inc.†	1,555	24,320
Arrowhead Pharmaceuticals, Inc.†	224	2,854
Atea Pharmaceuticals, Inc.†	911	2,724
Beam Therapeutics, Inc.†	740	14,452
Biohaven, Ltd.†	319	7,669
Blueprint Medicines Corp.†	119	10,533
Bridgebio Pharma, Inc.†	125	4,321
Cartesian Therapeutics, Inc.†	571	7,526
Celldex Therapeutics, Inc.†	200	3,630
Crinetics Pharmaceuticals, Inc.†	579	19,420
Dynavax Technologies Corp.†	565	7,328
Evolus, Inc.†	2,247	27,031
Fate Therapeutics, Inc.†	9,082	7,176
Halozyme Therapeutics, Inc.†	697	44,476
Immunome, Inc.†	1,899	12,780
Insmed, Inc.†	387	29,524
Intellia Therapeutics, Inc.†	227	1,614
iTeos Therapeutics, Inc.†	1,740	10,388
Janux Therapeutics, Inc.†	337	9,099
Kura Oncology, Inc.†	929	6,131
NeoGenomics, Inc.†	359	3,407
Nkarta, Inc.†	3,734	6,871
Olema Pharmaceuticals, Inc.†	418	1,572
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid Therapeutics, Inc.†	3,494	1,090
Prothena Corp. PLC†	239	2,958
PTC Therapeutics, Inc.†	218	11,109
Recursion Pharmaceuticals, Inc., Class A†	1,301	6,882
Relay Therapeutics, Inc.†	1,911	5,007
Replimune Group, Inc.†	572	5,577
Revolution Medicines, Inc.†	779	27,545
Roivant Sciences, Ltd.†	21,165	213,555
Royalty Pharma PLC, Class A	29,868	929,791
Summit Therapeutics, Inc.†	1,241	23,939
Syndax Pharmaceuticals, Inc.†	670	8,231
Taysha Gene Therapies, Inc.†	2,686	3,733
Travere Therapeutics, Inc.†	809	14,497
Tyra Biosciences, Inc.†	234	2,176
Ventyx Biosciences, Inc.†	2,145	2,467
Viking Therapeutics, Inc.†	738	17,823
Wave Life Sciences, Ltd.†	509	4,113
Xencor, Inc.†	184	1,958
		1,624,676
Building Materials — 0.4%
Apogee Enterprises, Inc.	106	4,911
Boise Cascade Co.	161	15,792
Gibraltar Industries, Inc.†	89	5,221
Griffon Corp.	580	41,470
Knife River Corp.†	56	5,052
Modine Manufacturing Co.†	420	32,235
Simpson Manufacturing Co., Inc.	28	4,398
UFP Industries, Inc.	350	37,464
		146,543
Chemicals — 0.4%
Avient Corp.	341	12,672
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Balchem Corp.	244	$ 40,504
Cabot Corp.	245	20,369
Ecovyst, Inc.†	148	918
H.B. Fuller Co.	235	13,188
Hawkins, Inc.	85	9,003
Innospec, Inc.	153	14,497
Orion SA	788	10,189
Perimeter Solutions, Inc.†	1,308	13,171
Tronox Holdings PLC	383	2,696
		137,207
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	27	3,382
Core Natural Resources, Inc.	133	10,254
Peabody Energy Corp.	537	7,276
SunCoke Energy, Inc.	205	1,886
Warrior Met Coal, Inc.	223	10,642
		33,440
Commercial Services — 3.5%
ABM Industries, Inc.	1,047	49,586
Acacia Research Corp.†	2,238	7,162
Adtalem Global Education, Inc.†	100	10,064
Adyen NV*†	525	802,463
API Group Corp.†	1,077	38,514
Arlo Technologies, Inc.†	2,395	23,639
Barrett Business Services, Inc.	423	17,406
Brink's Co.	170	14,647
CBIZ, Inc.†	233	17,675
Coursera, Inc.†	2,346	15,624
EVERTEC, Inc.	475	17,466
GEO Group, Inc.†	321	9,376
Hackett Group, Inc.	354	10,344
Heidrick & Struggles International, Inc.	92	3,940
Herc Holdings, Inc.	180	24,169
Insperity, Inc.	170	15,169
John Wiley & Sons, Inc., Class A	317	14,126
Kforce, Inc.	281	13,738
KinderCare Learning Cos., Inc.†	1,217	14,105
Korn Ferry	274	18,585
Laureate Education, Inc.†	1,378	28,180
Legalzoom.com, Inc.†	849	7,310
LiveRamp Holdings, Inc.†	455	11,894
Marqeta, Inc., Class A†	11,275	46,453
Mister Car Wash, Inc.†	999	7,882
Progyny, Inc.†	1,058	23,636
		1,263,153
Computers — 3.1%
ASGN, Inc.†	361	22,750
Conduent, Inc.†	2,740	7,398
Crowdstrike Holdings, Inc., Class A†	2,644	932,221
ExlService Holdings, Inc.†	276	13,030
Insight Enterprises, Inc.†	56	8,399
KBR, Inc.	290	14,445
Qualys, Inc.†	148	18,638
Tenable Holdings, Inc.†	518	18,120
Unisys Corp.†	1,118	5,132
V2X, Inc.†	533	26,144
WNS Holdings, Ltd.†	400	24,596
		1,090,873

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.	218	$ 6,804
Oddity Tech, Ltd., Class A†	177	7,657
		14,461
Distribution/Wholesale — 1.6%
Core & Main, Inc., Class A†	10,345	499,767
G-III Apparel Group, Ltd.†	242	6,619
Hudson Technologies, Inc.†	82	506
MRC Global, Inc.†	911	10,458
Resideo Technologies, Inc.†	399	7,062
Rush Enterprises, Inc., Class A	587	31,352
ScanSource, Inc.†	288	9,795
WESCO International, Inc.	103	15,996
		581,555
Diversified Financial Services — 2.9%
Acadian Asset Management, Inc.	375	9,698
BGC Group, Inc., Class A	1,824	16,726
Bread Financial Holdings, Inc.	143	7,161
Burford Capital, Ltd.	1,363	18,005
Cohen & Steers, Inc.	82	6,581
Coinbase Global, Inc., Class A†	410	70,614
Enact Holdings, Inc.	937	32,561
Enova International, Inc.†	301	29,065
Federal National Mtg. Assoc.†	30,329	191,679
FTAI Aviation, Ltd.	208	23,094
Intercontinental Exchange, Inc.	2,840	489,900
Mr. Cooper Group, Inc.†	426	50,950
Navient Corp.	488	6,163
PennyMac Financial Services, Inc.	116	11,613
Piper Sandler Cos.	23	5,696
Radian Group, Inc.	541	17,891
StoneX Group, Inc.†	346	26,427
Upstart Holdings, Inc.†	329	15,144
Victory Capital Holdings, Inc., Class A	56	3,241
Virtus Investment Partners, Inc.	103	17,753
		1,049,962
Electric — 0.3%
Avista Corp.	64	2,680
Black Hills Corp.	86	5,216
Clearway Energy, Inc., Class A	136	3,871
Clearway Energy, Inc., Class C	353	10,685
IDACORP, Inc.	196	22,779
Portland General Electric Co.	657	29,302
TXNM Energy, Inc.	96	5,134
Unitil Corp.	480	27,691
		107,358
Electrical Components & Equipment — 0.1%
EnerSys	427	39,105
Electronics — 0.4%
Atkore, Inc.	284	17,037
Bel Fuse, Inc., Class A	205	14,772
Knowles Corp.†	958	14,562
NEXTracker, Inc., Class A†	133	5,605
NVE Corp.	176	11,218
Plexus Corp.†	233	29,854
Sanmina Corp.†	690	52,564
		145,612
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.0%
Fluence Energy, Inc.†	382	$ 1,852
Sunrun, Inc.†	587	3,440
		5,292
Engineering & Construction — 0.5%
Arcosa, Inc.	326	25,141
Construction Partners, Inc., Class A†	213	15,308
Dycom Industries, Inc.†	171	26,050
Fluor Corp.†	729	26,113
Granite Construction, Inc.	109	8,219
IES Holdings, Inc.†	69	11,393
MYR Group, Inc.†	285	32,231
Primoris Services Corp.	108	6,200
Sterling Infrastructure, Inc.†	198	22,415
		173,070
Entertainment — 0.2%
Accel Entertainment, Inc.†	1,234	12,241
Cinemark Holdings, Inc.	194	4,829
IMAX Corp.†	133	3,505
International Game Technology PLC	743	12,081
Lions Gate Entertainment Corp., Class A†	540	4,779
Monarch Casino & Resort, Inc.	307	23,869
United Parks & Resorts, Inc.†	361	16,411
		77,715
Environmental Control — 0.1%
Tetra Tech, Inc.	702	20,533
Food — 0.3%
Cal-Maine Foods, Inc.	180	16,362
Chefs' Warehouse, Inc.†	195	10,620
Lancaster Colony Corp.	118	20,650
Simply Good Foods Co.†	589	20,315
Sprouts Farmers Market, Inc.†	209	31,902
Utz Brands, Inc.	532	7,490
Weis Markets, Inc.	165	12,713
		120,052
Gas — 0.2%
Chesapeake Utilities Corp.	123	15,797
New Jersey Resources Corp.	215	10,548
Northwest Natural Holding Co.	164	7,006
ONE Gas, Inc.	492	37,190
		70,541
Hand/Machine Tools — 0.0%
Kennametal, Inc.	421	8,967
Healthcare-Products — 2.3%
Adaptive Biotechnologies Corp.†	2,485	18,464
AtriCure, Inc.†	570	18,388
Axogen, Inc.†	726	13,431
Danaher Corp.	2,466	505,530
Glaukos Corp.†	263	25,884
Inmode, Ltd.†	310	5,499
Inogen, Inc.†	1,189	8,478
Integra LifeSciences Holdings Corp.†	687	15,107
iRhythm Technologies, Inc.†	498	52,131
Lantheus Holdings, Inc.†	217	21,179
OmniAb, Inc.†	468	1,123
OraSure Technologies, Inc.†	4,338	14,619
PROCEPT BioRobotics Corp.†	453	26,392
Pulmonx Corp.†	1,705	11,475
Sera Prognostics, Inc., Class A†	2,296	8,449

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
SI-BONE, Inc.†	369	$ 5,177
TransMedics Group, Inc.†	321	21,597
Treace Medical Concepts, Inc.†	4,907	41,170
Twist Bioscience Corp.†	62	2,434
Varex Imaging Corp.†	1,677	19,453
		835,980
Healthcare-Services — 0.4%
Addus HomeCare Corp.†	41	4,055
agilon health, Inc.†	2,160	9,353
Blade Air Mobility, Inc.†	758	2,069
Brookdale Senior Living, Inc.†	1,890	11,831
Concentra Group Holdings Parent, Inc.	632	13,714
CorVel Corp.†	102	11,421
Enhabit, Inc.†	1,736	15,260
Ensign Group, Inc.	224	28,986
National HealthCare Corp.	65	6,032
OPKO Health, Inc.†	2,804	4,655
Oscar Health, Inc., Class A†	966	12,664
Surgery Partners, Inc.†	139	3,301
Teladoc Health, Inc.†	2,046	16,286
		139,627
Home Builders — 0.3%
Cavco Industries, Inc.†	37	19,226
Century Communities, Inc.	108	7,247
Champion Homes, Inc.†	257	24,353
Green Brick Partners, Inc.†	169	9,854
KB Home	231	13,426
M/I Homes, Inc.†	81	9,249
Meritage Homes Corp.	170	12,050
Taylor Morrison Home Corp.†	263	15,790
Tri Pointe Homes, Inc.†	349	11,140
		122,335
Home Furnishings — 0.1%
MillerKnoll, Inc.	695	13,302
Xperi, Inc.†	2,479	19,138
		32,440
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	320	10,473
Helen of Troy, Ltd.†	267	14,282
		24,755
Insurance — 0.4%
CNO Financial Group, Inc.	596	24,824
Essent Group, Ltd.	370	21,356
Genworth Financial, Inc.,†	633	4,488
Hamilton Insurance Group, Ltd., Class B†	208	4,312
Jackson Financial, Inc., Class A	308	25,804
NMI Holdings, Inc.†	536	19,323
Palomar Holdings, Inc.†	42	5,757
RLI Corp.	172	13,817
Selective Insurance Group, Inc.	80	7,323
Skyward Specialty Insurance Group, Inc.†	60	3,175
		130,179
Internet — 14.7%
Airbnb, Inc., Class A†	5,484	655,119
Amazon.com, Inc.†	3,655	695,400
Cargurus, Inc.†	642	18,702
DoorDash, Inc., Class A†	8,059	1,472,943
Security Description	Shares or Principal Amount	Value

Internet (continued)
Magnite, Inc.†	1,541	$ 17,583
MercadoLibre, Inc.†	576	1,123,701
QuinStreet, Inc.†	299	5,334
Shopify, Inc., Class A†	12,582	1,200,134
Shutterstock, Inc.	149	2,776
Upwork, Inc.†	314	4,098
Yelp, Inc.†	777	28,772
		5,224,562
Investment Companies — 0.1%
Cleanspark, Inc.†	216	1,452
HA Sustainable Infrastructure Capital, Inc.	677	19,795
Hut 8 Corp.†	207	2,405
MARA Holdings, Inc.†	1,679	19,309
		42,961
Iron/Steel — 0.1%
ATI, Inc.†	81	4,215
Carpenter Technology Corp.	41	7,428
Commercial Metals Co.	912	41,961
		53,604
Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	541	16,338
OneSpaWorld Holdings, Ltd.	911	15,296
Peloton Interactive, Inc., Class A†	3,156	19,946
		51,580
Lodging — 0.0%
Hilton Grand Vacations, Inc.†	492	18,406
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	236	4,640
Terex Corp.	459	17,341
		21,981
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	167	37,632
Cactus, Inc., Class A	58	2,658
DXP Enterprises, Inc.†	54	4,442
Kadant, Inc.	60	20,215
Mueller Water Products, Inc., Class A	1,101	27,987
Thermon Group Holdings, Inc.†	455	12,672
Watts Water Technologies, Inc., Class A	185	37,725
		143,331
Media — 0.1%
AMC Networks, Inc., Class A†	101	695
Gray Media, Inc.	364	1,572
Liberty Latin America, Ltd., Class C†	2,374	14,742
Scholastic Corp.	320	6,042
Thryv Holdings, Inc.†	522	6,687
		29,738
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	759	57,790
Northwest Pipe Co.†	76	3,139
Olympic Steel, Inc.	72	2,269
		63,198
Mining — 0.1%
Coeur Mining, Inc.†	521	3,084
Constellium SE†	591	5,963

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Hecla Mining Co.	1,826	$ 10,153
Uranium Energy Corp.†	2,292	10,956
		30,156
Miscellaneous Manufacturing — 0.0%
Park Aerospace Corp.	171	2,300
Sight Sciences, Inc.†	144	346
		2,646
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	502	18,373
Oil & Gas — 0.6%
California Resources Corp.	69	3,034
Chord Energy Corp.	76	8,567
CNX Resources Corp.†	241	7,587
CVR Energy, Inc.	206	3,996
Delek US Holdings, Inc.	160	2,411
Gulfport Energy Corp.†	110	20,255
Helmerich & Payne, Inc.	59	1,541
Magnolia Oil & Gas Corp., Class A	481	12,150
Matador Resources Co.	409	20,896
Murphy Oil Corp.	648	18,403
Noble Corp. PLC	448	10,618
Ovintiv, Inc.	371	15,879
Patterson-UTI Energy, Inc.	1,475	12,125
PBF Energy, Inc., Class A	232	4,429
Permian Resources Corp.	1,337	18,517
SM Energy Co.	852	25,517
Valaris, Ltd.†	338	13,270
Weatherford International PLC	139	7,443
		206,638
Oil & Gas Services — 0.3%
Archrock, Inc.	307	8,056
DNOW, Inc.†	1,759	30,044
Expro Group Holdings NV†	87	865
Liberty Energy, Inc.	2,055	32,531
Oceaneering International, Inc.†	646	14,089
ProPetro Holding Corp.†	649	4,770
Select Water Solutions, Inc.	1,035	10,867
		101,222
Packaging & Containers — 0.0%
Greif, Inc., Class A	67	3,685
O-I Glass, Inc.†	492	5,643
		9,328
Pharmaceuticals — 0.6%
Alkermes PLC†	993	32,789
Arvinas, Inc.†	619	4,345
BellRing Brands, Inc.†	40	2,979
Catalyst Pharmaceuticals, Inc.†	537	13,022
Corcept Therapeutics, Inc.†	231	26,385
Mirum Pharmaceuticals, Inc.†	625	28,156
Nature's Sunshine Products, Inc.†	288	3,615
Neurogene, Inc.†	268	3,138
Option Care Health, Inc.†	729	25,479
Protagonist Therapeutics, Inc.†	870	42,073
Vaxcyte, Inc.†	599	22,618
		204,599
Real Estate — 0.1%
Cushman & Wakefield PLC†	296	3,025
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
McGrath RentCorp	63	$ 7,018
Newmark Group, Inc., Class A	350	4,259
Real Brokerage, Inc.†	1,862	7,560
		21,862
REITS — 2.9%
Agree Realty Corp.	60	4,631
Alexander & Baldwin, Inc.	633	10,907
American Assets Trust, Inc.	293	5,901
American Healthcare REIT, Inc.	75	2,273
American Tower Corp.	2,312	503,091
Apple Hospitality REIT, Inc.	852	10,999
Armada Hoffler Properties, Inc.	120	901
BrightSpire Capital, Inc.	1,566	8,707
Broadstone Net Lease, Inc.	1,075	18,318
CareTrust REIT, Inc.	817	23,350
Chatham Lodging Trust	1,506	10,738
City Office REIT, Inc.	275	1,427
Community Healthcare Trust, Inc.	126	2,288
COPT Defense Properties	1,405	38,314
Curbline Properties Corp.	425	10,281
DiamondRock Hospitality Co.	1,476	11,395
Empire State Realty Trust, Inc., Class A	925	7,233
Essential Properties Realty Trust, Inc.	706	23,044
First Industrial Realty Trust, Inc.	93	5,018
Independence Realty Trust, Inc.	738	15,668
InvenTrust Properties Corp.	485	14,244
Kimco Realty Corp.	110	2,336
Kite Realty Group Trust	584	13,064
KKR Real Estate Finance Trust, Inc.	132	1,426
Ladder Capital Corp.	2,854	32,564
LXP Industrial Trust	1,668	14,428
MFA Financial, Inc.	295	3,027
Phillips Edison & Co., Inc.	1,489	54,334
Piedmont Office Realty Trust, Inc., Class A	1,338	9,861
Plymouth Industrial REIT, Inc.	554	9,030
PotlatchDeltic Corp.	1,061	47,872
RLJ Lodging Trust	836	6,596
Ryman Hospitality Properties, Inc.	429	39,228
Sabra Health Care REIT, Inc.	1,348	23,550
SL Green Realty Corp.	200	11,540
TPG RE Finance Trust, Inc.	601	4,898
UMH Properties, Inc.	150	2,805
Veris Residential, Inc.	182	3,079
Xenia Hotels & Resorts, Inc.	1,130	13,289
		1,021,655
Retail — 2.1%
Abercrombie & Fitch Co., Class A†	106	8,095
Academy Sports & Outdoors, Inc.	454	20,707
American Eagle Outfitters, Inc.	579	6,728
Arko Corp.	765	3,022
Asbury Automotive Group, Inc.†	45	9,938
Beacon Roofing Supply, Inc.†	197	24,369
Biglari Holdings, Inc., Class B†	44	9,528
BJ's Restaurants, Inc.†	203	6,955
BlueLinx Holdings, Inc.†	57	4,274
Boot Barn Holdings, Inc.†	153	16,437
Brinker International, Inc.†	76	11,328
Buckle, Inc.	303	11,611
Citi Trends, Inc.†	231	5,113
El Pollo Loco Holdings, Inc.†	652	6,716
Floor & Decor Holdings, Inc., Class A†	6,037	485,797

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Foot Locker, Inc.†	866	$ 12,210
Group 1 Automotive, Inc.	31	11,840
Kura Sushi USA, Inc., Class A†	223	11,417
PC Connection, Inc.	453	28,276
Portillo's, Inc., Class A†	916	10,891
Shake Shack, Inc., Class A†	186	16,400
Shoe Carnival, Inc.	216	4,750
Sonic Automotive, Inc., Class A	158	9,000
Victoria's Secret & Co.†	405	7,525
		742,927
Savings & Loans — 0.2%
Axos Financial, Inc.†	264	17,033
Banc of California, Inc.	1,083	15,368
Brookline Bancorp, Inc.	256	2,790
Capitol Federal Financial, Inc.	277	1,551
HomeTrust Bancshares, Inc.	48	1,645
OceanFirst Financial Corp.	1,154	19,630
Southern Missouri Bancorp, Inc.	62	3,225
WaFd, Inc.	110	3,144
WSFS Financial Corp.	79	4,098
		68,484
Semiconductors — 1.7%
ACM Research, Inc., Class A†	547	12,767
ASML Holding NV	716	474,443
Axcelis Technologies, Inc.†	45	2,235
FormFactor, Inc.†	521	14,739
MaxLinear, Inc.†	220	2,389
Penguin Solutions, Inc.†	552	9,588
Rambus, Inc.†	928	48,047
Richardson Electronics, Ltd.	471	5,257
Semtech Corp.†	191	6,571
Ultra Clean Holdings, Inc.†	710	15,201
		591,237
Software — 14.7%
ACV Auctions, Inc., Class A†	1,603	22,586
Agilysys, Inc.†	121	8,777
Appian Corp., Class A†	344	9,911
BlackLine, Inc.†	236	11,427
Box, Inc., Class A†	933	28,792
Braze, Inc., Class A†	257	9,273
Clearwater Analytics Holdings, Inc., Class A†	1,188	31,838
Cloudflare, Inc., Class A†	17,219	1,940,409
CommVault Systems, Inc.†	117	18,458
Consensus Cloud Solutions, Inc.†	672	15,510
CSG Systems International, Inc.	392	23,704
Domo, Inc., Class B†	39	303
Donnelley Financial Solutions, Inc.†	323	14,118
Duolingo, Inc. Class A†	43	13,353
Freshworks, Inc., Class A†	1,593	22,477
GigaCloud Technology, Inc., Class A†	608	8,634
Health Catalyst, Inc.†	2,106	9,540
IBEX Holdings, Ltd.†	1,608	39,155
IonQ, Inc.†	506	11,168
Logility Supply Chain Solutions, Inc.	1,457	20,777
MicroStrategy, Inc., Class A†	3,711	1,069,770
N-able, Inc.†	699	4,956
ON24, Inc.†	3,212	16,702
Onestream, Inc.†	99	2,113
Planet Labs PBC†	542	1,832
Porch Group, Inc.†	735	5,358
Security Description	Shares or Principal Amount	Value

Software (continued)
PubMatic, Inc., Class A†	1,243	$ 11,361
ROBLOX Corp., Class A†	15,941	929,201
Sapiens International Corp. NV	365	9,888
Snowflake, Inc., Class A†	6,165	901,076
SPS Commerce, Inc.†	48	6,371
Zeta Global Holdings Corp., Class A†	569	7,716
		5,226,554
Telecommunications — 0.4%
A10 Networks, Inc.	192	3,137
ADTRAN Holdings, Inc.†	1,167	10,176
AST SpaceMobile, Inc.†	235	5,344
Clearfield, Inc.†	690	20,507
CommScope Holding Co., Inc.†	1,139	6,048
Credo Technology Group Holding, Ltd.†	203	8,153
EchoStar Corp., Class A†	182	4,656
Extreme Networks, Inc.†	461	6,099
Globalstar, Inc.†	136	2,837
Gogo, Inc.†	549	4,732
InterDigital, Inc.	182	37,629
Iridium Communications, Inc.	108	2,951
Lumen Technologies, Inc.†	1,603	6,284
NETGEAR, Inc.†	268	6,555
Ooma, Inc.†	959	12,553
Spok Holdings, Inc.	306	5,031
Telephone & Data Systems, Inc.	110	4,261
Viasat, Inc.†	1,189	12,389
		159,342
Transportation — 1.6%
ArcBest Corp.	118	8,329
CryoPort, Inc.†	755	4,590
International Seaways, Inc.	357	11,853
Matson, Inc.	164	21,020
Radiant Logistics, Inc.†	789	4,852
Safe Bulkers, Inc.	670	2,472
Scorpio Tankers, Inc.	24	902
Teekay Corp., Ltd.	1,062	6,977
Teekay Tankers, Ltd., Class A	514	19,671
Union Pacific Corp.	2,050	484,292
World Kinect Corp.	380	10,777
		575,735
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	22	1,127
Water — 0.1%
American States Water Co.	82	6,452
Consolidated Water Co., Ltd.	702	17,192
		23,644
Total Common Stocks (cost $21,712,468)		25,436,731
CORPORATE BONDS & NOTES — 7.4%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	14,585
Aerospace/Defense — 0.1%
Boeing Co.
5.15%, 05/01/2030	5,000	5,031
6.39%, 05/01/2031	5,000	5,328

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
L3Harris Technologies, Inc.
5.05%, 06/01/2029	$ 3,000	$ 3,039
5.50%, 08/15/2054	5,000	4,826
		18,224
Agriculture — 0.1%
BAT Capital Corp.
5.83%, 02/20/2031	5,000	5,199
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	5,000	5,139
Philip Morris International, Inc.
4.38%, 11/01/2027	5,000	4,998
4.75%, 11/01/2031	3,000	2,991
5.13%, 11/17/2027	5,000	5,087
5.13%, 02/15/2030	10,000	10,197
5.38%, 02/15/2033	5,000	5,099
5.63%, 09/07/2033	5,000	5,182
		43,892
Apparel — 0.1%
Tapestry, Inc.
5.10%, 03/11/2030	5,000	4,997
5.50%, 03/11/2035	5,000	4,941
William Carter Co.
5.63%, 03/15/2027*	30,000	29,792
		39,730
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	8,241
Banks — 1.2%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,599
1.92%, 10/24/2031	5,000	4,278
2.48%, 09/21/2036	5,000	4,170
2.59%, 04/29/2031	25,000	22,455
2.69%, 04/22/2032	20,000	17,603
5.16%, 01/24/2031	5,000	5,069
5.52%, 10/25/2035	5,000	4,906
5.74%, 02/12/2036	5,000	4,990
5.93%, 09/15/2027	15,000	15,293
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,072
5.06%, 07/22/2032	5,000	5,053
5.19%, 03/14/2035	5,000	5,033
Citizens Financial Group, Inc.
6.65%, 04/25/2035	3,000	3,192
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	8,000	6,985
3.81%, 04/23/2029	15,000	14,644
4.69%, 10/23/2030	5,000	4,969
5.02%, 10/23/2035	5,000	4,862
5.05%, 07/23/2030	10,000	10,083
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	19,865
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,000	4,393
3.51%, 01/23/2029	9,000	8,747
3.70%, 05/06/2030	5,000	4,811
4.01%, 04/23/2029	16,000	15,726
4.51%, 10/22/2028	10,000	9,990
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.00%, 07/22/2030	$ 10,000	$ 10,090
5.14%, 01/24/2031	5,000	5,078
5.29%, 07/22/2035	10,000	10,040
5.30%, 07/24/2029	10,000	10,204
5.34%, 01/23/2035	15,000	15,160
5.58%, 04/22/2030	10,000	10,315
M&T Bank Corp.
7.41%, 10/30/2029	7,000	7,541
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	20,025
Morgan Stanley
1.79%, 02/13/2032	5,000	4,189
2.24%, 07/21/2032	20,000	17,029
2.48%, 01/21/2028	10,000	9,644
4.21%, 04/20/2028	10,000	9,928
Royal Bank of Canada
5.15%, 02/04/2031	10,000	10,121
Wells Fargo & Co.
2.57%, 02/11/2031	2,000	1,803
3.00%, 10/23/2026	4,000	3,912
3.35%, 03/02/2033	12,000	10,767
4.81%, 07/25/2028	15,000	15,048
4.90%, 07/25/2033	5,000	4,928
5.24%, 01/24/2031	5,000	5,084
5.39%, 04/24/2034	8,000	8,055
5.50%, 01/23/2035	5,000	5,068
6.49%, 10/23/2034	5,000	5,394
		410,211
Biotechnology — 0.0%
Amgen, Inc.
5.25%, 03/02/2033	5,000	5,072
Gilead Sciences, Inc.
4.80%, 11/15/2029	10,000	10,101
		15,173
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	19,115
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	18,455
		37,570
Chemicals — 0.0%
NOVA Chemicals Corp.
7.00%, 12/01/2031*	5,000	5,213
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	10,000	8,792
6.50%, 05/15/2032*	15,000	15,151
Global Payments, Inc.
4.95%, 08/15/2027	10,000	10,081
Service Corp. International
3.38%, 08/15/2030	25,000	22,280
5.13%, 06/01/2029	10,000	9,739
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	13,840
5.50%, 05/15/2027	5,000	4,982
		84,865
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	5,000	4,746

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Gartner, Inc.
4.50%, 07/01/2028*	$ 10,000	$ 9,804
Insight Enterprises, Inc.
6.63%, 05/15/2032*	20,000	20,157
		34,707
Diversified Financial Services — 0.2%
American Express Co.
5.09%, 01/30/2031	10,000	10,126
Ameriprise Financial, Inc.
5.70%, 12/15/2028	5,000	5,201
Capital One Financial Corp.
3.27%, 03/01/2030	5,000	4,687
6.31%, 06/08/2029	7,000	7,279
7.62%, 10/30/2031	15,000	16,706
Discover Financial Services
7.96%, 11/02/2034	3,000	3,429
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	22,066
Synchrony Financial
4.88%, 06/13/2025	15,000	14,993
		84,487
Electric — 1.0%
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,624
4.15%, 08/15/2044	5,000	4,144
Ameren Corp.
5.00%, 01/15/2029	5,000	5,047
American Electric Power Co., Inc.
6.95%, 12/15/2054	5,000	5,100
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,642
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,291
5.50%, 03/15/2055	5,000	4,855
Dominion Energy, Inc.
5.00%, 06/15/2030	10,000	10,049
6.30%, 03/15/2033	5,000	5,326
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,434
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,733
4.30%, 03/15/2028	5,000	4,969
5.80%, 06/15/2054	5,000	4,892
Duke Energy Florida LLC
1.75%, 06/15/2030	5,000	4,329
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,099
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	5,000	4,842
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,753
4.00%, 04/01/2052	5,000	3,835
4.38%, 03/30/2044	10,000	8,579
5.05%, 03/15/2035	5,000	4,976
Edison International
5.25%, 11/15/2028	5,000	4,930
6.95%, 11/15/2029	5,000	5,198
Eversource Energy
3.38%, 03/01/2032	8,000	7,169
4.60%, 07/01/2027	10,000	10,008
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.13%, 05/15/2033	$ 10,000	$ 9,886
5.50%, 01/01/2034	5,000	5,023
Georgia Power Co.
4.55%, 03/15/2030	5,000	4,994
5.20%, 03/15/2035	5,000	5,033
Monongahela Power Co.
5.85%, 02/15/2034*	3,000	3,096
National Grid PLC
5.60%, 06/12/2028	5,000	5,128
National Rural Utilities Cooperative Finance Corp.
4.95%, 02/07/2030	5,000	5,066
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,424
NSTAR Electric Co.
5.40%, 06/01/2034	5,000	5,085
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	5,064
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	5,000	5,056
Pacific Gas & Electric Co.
2.50%, 02/01/2031	8,000	6,877
4.55%, 07/01/2030	3,000	2,904
5.45%, 06/15/2027	5,000	5,051
5.90%, 06/15/2032	3,000	3,060
6.15%, 01/15/2033	5,000	5,150
Public Service Co. of Oklahoma
5.20%, 01/15/2035	5,000	4,939
Public Service Electric & Gas Co.
5.45%, 03/01/2054	3,000	2,944
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	5,000	5,024
6.13%, 10/15/2033	6,000	6,325
Puget Energy, Inc.
3.65%, 05/15/2025	2,000	1,996
4.22%, 03/15/2032	10,000	9,310
5.73%, 03/15/2035*	10,000	9,984
San Diego Gas & Electric Co.
5.40%, 04/15/2035	5,000	5,036
Sempra
3.70%, 04/01/2029	4,000	3,839
Southern California Edison Co.
4.00%, 04/01/2047	2,000	1,493
5.45%, 03/01/2035	5,000	4,951
5.88%, 12/01/2053	5,000	4,796
Southern Co.
3.25%, 07/01/2026	10,000	9,843
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	4,955
5.00%, 01/15/2034	10,000	9,878
5.05%, 08/15/2034	5,000	4,946
5.15%, 03/15/2035	5,000	4,963
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	3,038
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	18,936
4.60%, 06/01/2032	3,000	2,892
		340,809
Engineering & Construction — 0.1%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	44,842

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment — 0.2%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	$ 10,000	$ 8,810
5.14%, 03/15/2052	18,000	13,122
5.39%, 03/15/2062	20,000	14,478
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	23,089
		59,499
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	29,575
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,164
4.88%, 04/01/2029	5,000	5,064
5.20%, 11/15/2034	5,000	5,054
Waste Management, Inc.
3.88%, 01/15/2029*	5,000	4,887
4.95%, 03/15/2035	5,000	4,975
		53,719
Food — 0.1%
Kraft Heinz Foods Co.
5.20%, 03/15/2032	5,000	5,055
Mars, Inc.
5.00%, 03/01/2032*	10,000	10,043
5.20%, 03/01/2035*	5,000	5,025
5.65%, 05/01/2045*	5,000	5,011
Tyson Foods, Inc.
5.40%, 03/15/2029	5,000	5,114
		30,248
Gas — 0.1%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	19,954
KeySpan Gas East Corp.
5.99%, 03/06/2033*	2,000	2,049
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,794
5.35%, 04/01/2034	3,000	3,010
Southern California Gas Co.
5.60%, 04/01/2054	7,000	6,790
		41,597
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	5,000	5,129
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	19,276
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,686
Smith & Nephew PLC
2.03%, 10/14/2030	5,000	4,317
Solventum Corp.
5.40%, 03/01/2029	10,000	10,201
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,772
		58,252
Healthcare-Services — 0.3%
Centene Corp.
2.45%, 07/15/2028	5,000	4,562
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
2.50%, 03/01/2031	$ 10,000	$ 8,431
2.63%, 08/01/2031	5,000	4,203
3.38%, 02/15/2030	10,000	9,044
4.63%, 12/15/2029	30,000	28,742
Cigna Group
1.25%, 03/15/2026	3,000	2,908
Elevance Health, Inc.
4.50%, 10/30/2026	5,000	5,001
4.95%, 11/01/2031	5,000	5,012
Humana, Inc.
5.55%, 05/01/2035	5,000	4,943
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,225
3.50%, 08/15/2039	2,000	1,627
4.95%, 01/15/2032	5,000	5,035
5.38%, 04/15/2054	10,000	9,501
5.75%, 07/15/2064	2,000	1,967
		98,201
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,805
5.75%, 01/15/2028*	15,000	14,964
		19,769
Insurance — 0.2%
Athene Global Funding
2.65%, 10/04/2031*	20,000	17,147
2.72%, 01/07/2029*	8,000	7,397
4.72%, 10/08/2029*	10,000	9,866
CNO Global Funding
4.88%, 12/10/2027*	5,000	5,012
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	11,000	10,163
5.00%, 03/27/2030*	5,000	5,021
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,798
Willis North America, Inc.
4.65%, 06/15/2027	20,000	20,013
		78,417
Internet — 0.1%
Gen Digital, Inc.
6.25%, 04/01/2033*	5,000	4,977
6.75%, 09/30/2027*	15,000	15,185
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	25,779
		45,941
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	28,737
Blackstone Private Credit Fund
6.00%, 01/29/2032	10,000	9,914
Sixth Street Lending Partners
6.13%, 07/15/2030*	5,000	5,033
		43,684
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	9,567

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	$ 5,000	$ 5,014
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	10,000	10,102
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	5,000	5,061
Otis Worldwide Corp.
2.57%, 02/15/2030	12,000	10,861
		15,922
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	22,758
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032	10,000	8,096
4.20%, 03/15/2028	7,000	6,865
5.05%, 03/30/2029	5,000	4,977
Comcast Corp.
2.89%, 11/01/2051	9,000	5,489
2.99%, 11/01/2063	3,000	1,706
3.25%, 11/01/2039	8,000	6,212
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,888
5.45%, 09/01/2034*	2,000	1,953
5.95%, 09/01/2054*	5,000	4,636
Discovery Communications LLC
3.95%, 03/20/2028	15,000	14,413
Paramount Global
5.25%, 04/01/2044	5,000	4,022
6.88%, 04/30/2036	3,000	3,078
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	10,000	9,330
4.13%, 07/01/2030*	15,000	13,324
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,809
5.88%, 11/15/2040	5,000	4,584
		122,140
Mining — 0.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,515
5.88%, 04/15/2030*	10,000	9,875
6.13%, 04/15/2032*	5,000	4,931
Glencore Funding LLC
5.37%, 04/04/2029*	15,000	15,245
5.63%, 04/04/2034*	5,000	5,021
6.38%, 10/06/2030*	10,000	10,602
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	5,000	5,351
		55,540
Oil & Gas — 0.5%
APA Corp.
4.88%, 11/15/2027*	10,000	10,025
BP Capital Markets America, Inc.
4.81%, 02/13/2033	5,000	4,916
4.89%, 09/11/2033	5,000	4,927
4.99%, 04/10/2034	5,000	4,951
5.23%, 11/17/2034	4,000	4,020
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
ConocoPhillips Co.
3.80%, 03/15/2052	$ 5,000	$ 3,699
4.03%, 03/15/2062	2,000	1,460
4.70%, 01/15/2030	10,000	10,061
5.55%, 03/15/2054	3,000	2,905
5.70%, 09/15/2063	10,000	9,732
Coterra Energy, Inc.
5.40%, 02/15/2035	5,000	4,921
Diamondback Energy, Inc.
5.90%, 04/18/2064	10,000	9,407
Ecopetrol SA
4.63%, 11/02/2031	12,000	9,997
4.63%, 11/02/2031	5,000	4,160
7.75%, 02/01/2032	10,000	9,817
8.38%, 01/19/2036	10,000	9,743
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	10,000	9,175
EOG Resources, Inc.
5.65%, 12/01/2054	5,000	4,942
Equinor ASA
3.63%, 04/06/2040	10,000	8,373
Hess Corp.
7.13%, 03/15/2033	11,000	12,443
7.30%, 08/15/2031	3,000	3,395
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	5,000	5,269
Shell Finance US, Inc.
3.25%, 04/06/2050	5,000	3,451
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,609
TotalEnergies Capital SA
5.43%, 09/10/2064	12,000	11,300
5.64%, 04/05/2064	7,000	6,835
Viper Energy, Inc.
5.38%, 11/01/2027*	15,000	14,861
		188,394
Packaging & Containers — 0.1%
Ball Corp.
6.00%, 06/15/2029	30,000	30,356
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	5,080
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	5,000	4,927
Cardinal Health, Inc.
5.00%, 11/15/2029	10,000	10,082
Cencora, Inc.
4.85%, 12/15/2029	8,000	8,040
CVS Health Corp.
1.88%, 02/28/2031	7,000	5,854
2.13%, 09/15/2031	3,000	2,500
3.75%, 04/01/2030	5,000	4,719
4.13%, 04/01/2040	2,000	1,626
5.05%, 03/25/2048	3,000	2,560
Eli Lilly & Co.
5.50%, 02/12/2055	5,000	5,062
		50,450
Pipelines — 0.3%
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	10,000	10,343

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	$ 8,000	$ 8,313
Enbridge, Inc.
3.13%, 11/15/2029	5,000	4,651
5.63%, 04/05/2034	8,000	8,127
Energy Transfer LP
5.70%, 04/01/2035	5,000	5,037
6.40%, 12/01/2030	3,000	3,197
Enterprise Products Operating LLC
3.30%, 02/15/2053	5,000	3,339
Hess Midstream Operations LP
6.50%, 06/01/2029*	10,000	10,199
MPLX LP
5.50%, 06/01/2034	3,000	2,989
ONEOK, Inc.
3.40%, 09/01/2029	2,000	1,887
4.40%, 10/15/2029	5,000	4,911
5.85%, 11/01/2064	5,000	4,700
6.10%, 11/15/2032	3,000	3,143
Targa Resources Corp.
5.20%, 07/01/2027	10,000	10,118
5.55%, 08/15/2035	5,000	4,993
6.13%, 03/15/2033	5,000	5,219
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,978
Whistler Pipeline LLC
5.70%, 09/30/2031*	5,000	5,058
5.95%, 09/30/2034*	5,000	5,055
		106,257
REITS — 0.1%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,781
Crown Castle, Inc.
5.00%, 01/11/2028	7,000	7,026
Iron Mountain, Inc.
6.25%, 01/15/2033*	5,000	4,952
		16,759
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	23,894
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,739
AutoZone, Inc.
5.40%, 07/15/2034	5,000	5,052
6.55%, 11/01/2033	5,000	5,441
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	19,100
5.63%, 01/01/2030*	15,000	14,544
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	4,000	3,918
		78,688
Semiconductors — 0.2%
Broadcom, Inc.
4.15%, 02/15/2028	10,000	9,915
5.05%, 07/12/2029	5,000	5,069
Intel Corp.
3.05%, 08/12/2051	10,000	5,880
3.25%, 11/15/2049	2,000	1,255
3.73%, 12/08/2047	9,000	6,274
5.70%, 02/10/2053	2,000	1,838
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Marvell Technology, Inc.
2.45%, 04/15/2028	$ 5,000	$ 4,685
Microchip Technology, Inc.
4.90%, 03/15/2028	5,000	5,015
5.05%, 02/15/2030	5,000	4,992
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	6,000	6,029
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/2027	15,000	14,960
Qorvo, Inc.
3.38%, 04/01/2031*	8,000	7,013
		72,925
Software — 0.3%
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	19,017
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,514
Open Text Corp.
3.88%, 12/01/2029*	25,000	22,741
6.90%, 12/01/2027*	7,000	7,245
Oracle Corp.
2.30%, 03/25/2028	10,000	9,393
3.60%, 04/01/2040	5,000	3,933
4.10%, 03/25/2061	3,000	2,144
4.90%, 02/06/2033	5,000	4,916
SS&C Technologies, Inc.
5.50%, 09/30/2027*	25,000	24,811
		98,714
Telecommunications — 0.1%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,099
3.80%, 12/01/2057	7,000	4,914
Cisco Systems, Inc.
4.75%, 02/24/2030	10,000	10,160
4.95%, 02/26/2031	5,000	5,100
5.35%, 02/26/2064	5,000	4,861
Nokia Oyj
6.63%, 05/15/2039	5,000	5,137
T-Mobile USA, Inc.
2.05%, 02/15/2028	6,000	5,604
2.40%, 03/15/2029	5,000	4,593
4.70%, 01/15/2035	5,000	4,812
		49,280
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	5,000	4,988
4.40%, 07/01/2027*	15,000	14,924
5.75%, 05/24/2026*	5,000	5,056
		24,968
Total Corporate Bonds & Notes (cost $2,713,777)		2,652,081
ASSET BACKED SECURITIES — 1.2%
Auto Loan Receivables — 0.2%
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B 5.37%, 10/16/2028(1)	5,000	4,876
Series 2024-1, Class B 5.43%, 08/15/2028	5,000	5,037

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	$ 5,000	$ 5,054
Flagship Credit Auto Trust
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	10,099
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028(1)	20,000	19,717
GLS Auto Receivables Issuer Trust
Series 2025-1A, Class B 4.98%, 07/16/2029*	15,000	15,096
Santander Drive Auto Receivables Trust
Series 2023-6, Class B 5.98%, 04/16/2029(1)	5,000	4,920
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*(1)	5,000	4,883
		69,682
Other Asset Backed Securities — 1.0%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	25,236
Series 2022-1A, Class A2 6.35%, 10/15/2047*	25,000	25,116
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.25%, 02/25/2049*(1)	25,000	24,288
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	5,073
Dllad LLC
Series 2024-1A, Class A3 5.30%, 07/20/2029*(1)	5,000	4,914
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1, Class B 5.18%, 12/16/2030*(1)	5,000	4,903
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*(1)	15,000	14,785
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd. FRS
Series 2022-52A, Class AR 5.65%, (TSFR3M+1.35%), 10/24/2038*	250,000	250,125
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	15,000	15,093
		369,533
Total Asset Backed Securities (cost $439,879)		439,215
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Commercial and Residential — 0.9%
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	33,660
BPR Trust FRS
Series 2022-STAR, Class A 7.55%, (TSFR1M+3.23%), 08/15/2039*	10,000	9,997
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	49,710
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.14%, (SOFR30A+1.80%), 02/25/2044*	$ 10,000	$ 10,014
Series 2022-R05, Class 2M2 7.34%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,633
Series 2021-R01, Class 1B1 7.44%, (SOFR30A+3.10%), 10/25/2041*	18,800	19,111
Series 2022-R01, Class 1B1 7.49%, (SOFR30A+3.15%), 12/25/2041*	20,000	20,454
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	38,942
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(2)	25,000	25,329
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	28,996
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*(1)	10,000	8,668
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	28,650
Wells Fargo Commercial Mtg. Trust
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	34,677
		333,841
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	20	20
Series 5170, Class DP 2.00%, 07/25/2050	16,378	14,270
Series 4961, Class JB 2.50%, 12/15/2042	7,188	6,543
Series 3883, Class PB 3.00%, 05/15/2041	2,127	2,031
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.24%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,280
Series 2021-HQA3, Class B1 7.69%, (SOFR30A+3.35%), 09/25/2041*	20,000	20,388
Series 2022-DNA4, Class M1B 7.69%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,384
Series 2023-HQA2, Class M1B 7.69%, (SOFR30A+3.35%), 06/25/2043*	20,000	20,898
Series 2021-DNA6, Class B1 7.74%, (SOFR30A+3.40%), 10/25/2041*	20,000	20,483
Series 2023-HQA1, Class M1B 7.84%, (SOFR30A+3.50%), 05/25/2043*	15,000	15,915
Series 2021-DNA7, Class B1 7.99%, (SOFR30A+3.65%), 11/25/2041*	10,000	10,301
Series 2022-DNA6, Class M1B 8.04%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,515
Series 2022-DNA5, Class M1B 8.84%, (SOFR30A+4.50%), 06/25/2042*	15,000	15,928
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	419	416

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2013-16, Class A 1.75%, 01/25/2040	$ 411	$ 408
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,157	1,089
Series 2012-18, Class GA 2.00%, 12/25/2041	2,249	2,097
Series 2015-5, Class EP 2.00%, 06/25/2043	3,945	3,771
Series 2016-11, Class GA 2.50%, 03/25/2046	3,181	2,941
Series 2019-54, Class KC 2.50%, 09/25/2049	11,237	10,393
Series 2015-48, Class QB 3.00%, 02/25/2043	1,996	1,952
Series 2016-38, Class NA 3.00%, 01/25/2046	1,301	1,205
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,780
Series 2017-34, Class JK 3.00%, 05/25/2047	1,106	1,079
Series 2019-45, Class PT 3.00%, 08/25/2049	4,813	4,349
Series 2012-52, Class PA 3.50%, 05/25/2042	2,145	2,058
Series 2017-26, Class CG 3.50%, 07/25/2044	1,498	1,483
Series 2018-23, Class LA 3.50%, 04/25/2048	5,050	4,767
Series 2019-14, Class CA 3.50%, 04/25/2049	4,524	4,334
Series 2017-35, Class AH 3.50%, 04/25/2053	1,559	1,546
Series 2017-84, Class KA 3.50%, 04/25/2053	1,968	1,943
Series 2018-70, Class HA 3.50%, 10/25/2056	3,625	3,540
Series 2019-12, Class HA 3.50%, 11/25/2057	4,610	4,423
Series 2017-49, Class JA 4.00%, 07/25/2053	1,710	1,699
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	24,035
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	1,695	1,646
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB 7.50%, 09/16/2035	6	6
Series 2005-74, Class HC 7.50%, 09/16/2035	269	273
		248,189
Total Collateralized Mortgage Obligations (cost $611,700)		582,030
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 10.7%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	103,773
1.38%, 08/15/2050	35,000	17,835
2.25%, 08/15/2046 to 02/15/2052	175,000	115,406
2.88%, 08/15/2045(3)(4)	602,000	461,071
3.00%, 08/15/2052	115,000	85,635
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.13%, 08/15/2044	$ 30,000	$ 24,197
3.63%, 05/15/2053	33,000	27,797
4.13%, 08/15/2053	145,000	133,615
4.50%, 11/15/2054	100,000	98,531
4.75%, 02/15/2045	85,000	86,554
United States Treasury Bonds TIPS
0.25%, 02/15/2050(5)	92,652	56,529
0.63%, 02/15/2043(5)	6,907	5,310
0.75%, 02/15/2042 to 02/15/2045(5)	159,083	125,059
1.38%, 02/15/2044(5)	68,138	59,301
United States Treasury Notes
3.38%, 05/15/2033	140,000	132,612
3.88%, 11/30/2029	250,000	249,238
4.00%, 02/15/2034	140,000	138,097
4.13%, 10/31/2026 to 11/15/2032	570,000	571,515
4.25%, 11/15/2034	110,000	110,327
4.50%, 11/15/2033	55,000	56,315
4.63%, 02/15/2035	1,060,000	1,095,112
United States Treasury Notes TIPS
1.75%, 01/15/2034(5)	56,828	56,729
		3,810,558
U.S. Government Agency — 4.0%
Government National Mtg. Assoc.
3.00%, April 30 TBA	95,000	84,134
3.50%, April 30 TBA	60,000	54,896
5.00%, April 30 TBA	55,000	54,095
Uniform Mtg. Backed Securities
1.50%, April 15 TBA	75,000	65,797
3.00%, April 30 TBA	85,000	73,658
5.00%, April 30 TBA	100,000	98,005
5.50%, April 30 TBA	395,000	394,475
6.00%, April 30 TBA	587,000	596,182
		1,421,242
Total U.S. Government & Agency Obligations (cost $5,667,161)		5,231,800
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Government of Romania
5.88%, 01/30/2029*	8,000	7,966
7.50%, 02/10/2037*	6,000	6,102
Republic of Panama
6.70%, 01/26/2036	8,000	7,649
Republic of Peru
5.38%, 02/08/2035	8,000	7,842
5.88%, 08/08/2054	5,000	4,835
Republic of Uruguay
4.38%, 01/23/2031	5,000	4,911
United Mexican States
4.75%, 03/08/2044	36,000	27,864
6.05%, 01/11/2040	6,000	5,643
Total Foreign Government Obligations (cost $74,621)		72,812
MUNICIPAL SECURITIES — 0.1%
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	10,000	10,031

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	$ 4,000	$ 4,379
Total Municipal Securities (cost $13,984)		14,410
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	7
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	5,133,233	15,508
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: USD 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	2,274,390	1,089
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: USD 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	2,524,196	3,521
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	4,873,350	7,300
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	5,356,073	5,469
Total Purchased Options (cost $88,163)		32,887
Total Long-Term Investment Securities (cost $31,321,753)		34,461,973
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (6) (cost $78,571)	78,571	78,571
REPURCHASE AGREEMENTS — 4.0%
Bank of America Securities LLC Joint Repurchase Agreement(7)	310,000	310,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	255,000	255,000
Security Description	Shares or Principal Amount	Value

BNP Paribas SA Joint Repurchase Agreement(7)	$ 255,000	$ 255,000
Deutsche Bank AG Joint Repurchase Agreement(7)	305,000	305,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	305,000	305,000
Total Repurchase Agreements (cost $1,430,000)		1,430,000
TOTAL INVESTMENTS (cost $32,830,324)(8)	100.9%	35,970,544
Other assets less liabilities	(0.9)	(315,462)
NET ASSETS	100.0%	$35,655,082
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $2,343,200 representing 6.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	The rate shown is the 7-day yield as of March 31, 2025.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CNY—Chinese Yuan
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$ (582)	$40,430	$39,848
Centrally Cleared	60,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,491	5,271	8,762
Centrally Cleared	195,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(404)	(6,574)	(6,978)
								$2,505	$39,127	$41,632
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	Australian 10 Year Bonds	June 2025	$420,134	$422,372	$2,238
2	Long	U.S. Treasury 10 Year Notes	June 2025	221,055	222,438	1,383
1	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	114,000	114,125	125
						$3,746
						Unrealized (Depreciation)
1	Long	E-Mini Russell 2000 Index	June 2025	$ 103,047	$ 101,355	$ (1,692)
3	Short	Canada 10 Year Bonds	June 2025	256,815	258,816	(2,001)
1	Short	Euro-BUND	June 2025	137,344	139,304	(1,960)
1	Short	Euro-OAT	June 2025	132,284	132,665	(381)
5	Short	U.S. Treasury 2 Year Notes	June 2025	1,030,949	1,035,860	(4,911)
2	Short	U.S. Treasury 5 Year Notes	June 2025	213,859	216,311	(2,452)
1	Short	U.S. Treasury Ultra Bonds	June 2025	122,031	122,250	(219)
						$(13,616)
		Net Unrealized Appreciation (Depreciation)				$(9,870)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	65,000	USD	71,187	04/04/2025	$ 895	$ —
	USD	70,355	EUR	65,000	04/04/2025	—	(64)
						895	(64)
Goldman Sachs International	BRL	173,000	USD	29,078	04/04/2025	—	(1,224)
	EUR	2,000	USD	2,165	04/04/2025	2	—
	USD	29,814	BRL	173,000	04/04/2025	488	—
	USD	2,169	EUR	2,000	04/04/2025	—	(6)
						490	(1,230)
HSBC Bank PLC	EUR	63,000	USD	68,189	04/04/2025	60	—
	USD	68,482	EUR	63,000	04/04/2025	—	(353)
						60	(353)
Unrealized Appreciation (Depreciation)						$1,445	$(1,647)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$18,374	$558,144	$—	$576,518
Biotechnology	1,624,676	—	0	1,624,676
Commercial Services	460,690	802,463	—	1,263,153
Other Industries	21,972,384	—	—	21,972,384
Corporate Bonds & Notes	—	2,652,081	—	2,652,081
Asset Backed Securities:
Auto Loan Receivables	—	35,286	34,396	69,682
Other Asset Backed Securities	—	320,643	48,890	369,533
Collateralized Mortgage Obligations:
Commercial and Residential	—	325,173	8,668	333,841
Other Industries	—	248,189	—	248,189
U.S. Government & Agency Obligations	—	5,231,800	—	5,231,800
Foreign Government Obligations	—	72,812	—	72,812
Municipal Securities	—	14,410	—	14,410
Escrows and Litigation Trusts	—	7	—	7
Purchased Options	—	32,887	—	32,887
Short-Term Investments	78,571	—	—	78,571
Repurchase Agreements	—	1,430,000	—	1,430,000
Total Investments at Value	$24,154,695	$11,723,895	$91,954	$35,970,544
Other Financial Instruments:†
Swaps	$—	$45,701	$—	$45,701
Futures Contracts	3,746	—	—	3,746
Forward Foreign Currency Contracts	—	1,445	—	1,445
Total Other Financial Instruments	$3,746	$47,146	$—	$50,892
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$6,574	$—	$6,574
Futures Contracts	13,616	—	—	13,616
Forward Foreign Currency Contracts	—	1,647	—	1,647
Total Other Financial Instruments	$13,616	$8,221	$—	$21,837
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 22.5%
Advertising — 0.2%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,469
4.88%, 01/15/2029	35,000	34,032
		38,501
Aerospace/Defense — 0.1%
Boeing Co.
2.95%, 02/01/2030	5,000	4,554
3.20%, 03/01/2029	5,000	4,694
3.75%, 02/01/2050	5,000	3,505
6.39%, 05/01/2031	10,000	10,656
L3Harris Technologies, Inc.
5.50%, 08/15/2054	7,000	6,756
RTX Corp.
4.13%, 11/16/2028	5,000	4,930
		35,095
Agriculture — 0.5%
BAT Capital Corp.
5.83%, 02/20/2031	15,000	15,596
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	10,000	10,278
Philip Morris International, Inc.
4.38%, 11/01/2027	15,000	14,994
4.75%, 11/01/2031	15,000	14,955
5.13%, 02/15/2030	30,000	30,590
5.38%, 02/15/2033	8,000	8,159
5.63%, 09/07/2033	22,000	22,801
		117,373
Apparel — 0.4%
Tapestry, Inc.
5.10%, 03/11/2030	5,000	4,997
5.50%, 03/11/2035	15,000	14,822
William Carter Co.
5.63%, 03/15/2027*	90,000	89,375
		109,194
Banks — 3.3%
Bank of America Corp.
1.90%, 07/23/2031	10,000	8,599
1.92%, 10/24/2031	40,000	34,227
2.48%, 09/21/2036	15,000	12,510
2.57%, 10/20/2032	5,000	4,314
2.59%, 04/29/2031	30,000	26,946
2.69%, 04/22/2032	50,000	44,007
2.97%, 02/04/2033	15,000	13,152
5.16%, 01/24/2031	15,000	15,207
5.52%, 10/25/2035	15,000	14,717
5.74%, 02/12/2036	10,000	9,981
5.93%, 09/15/2027	20,000	20,390
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,072
5.06%, 07/22/2032	10,000	10,105
5.19%, 03/14/2035	15,000	15,100
Citigroup, Inc.
5.17%, 02/13/2030	5,000	5,065
Citizens Financial Group, Inc.
5.72%, 07/23/2032	5,000	5,090
6.65%, 04/25/2035	5,000	5,320
Goldman Sachs Group, Inc.
3.81%, 04/23/2029	30,000	29,289
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.02%, 10/31/2038	$ 10,000	$ 8,588
4.48%, 08/23/2028	20,000	19,951
4.69%, 10/23/2030	15,000	14,908
5.02%, 10/23/2035	10,000	9,723
5.05%, 07/23/2030	15,000	15,124
5.73%, 04/25/2030	15,000	15,474
JPMorgan Chase & Co.
2.58%, 04/22/2032	10,000	8,786
3.70%, 05/06/2030	35,000	33,679
4.01%, 04/23/2029	73,000	71,751
4.51%, 10/22/2028	20,000	19,980
4.95%, 10/22/2035	5,000	4,893
5.00%, 07/22/2030	25,000	25,226
5.14%, 01/24/2031	5,000	5,078
5.30%, 07/24/2029	25,000	25,510
5.34%, 01/23/2035	35,000	35,373
5.58%, 04/22/2030	20,000	20,629
M&T Bank Corp.
7.41%, 10/30/2029	15,000	16,159
Morgan Stanley
1.79%, 02/13/2032	30,000	25,136
2.24%, 07/21/2032	20,000	17,029
2.48%, 01/21/2028	10,000	9,644
5.16%, 04/20/2029	5,000	5,068
5.23%, 01/15/2031	5,000	5,081
5.45%, 07/20/2029	5,000	5,114
5.66%, 04/18/2030	15,000	15,464
Royal Bank of Canada
5.15%, 02/04/2031	25,000	25,303
Wells Fargo & Co.
2.57%, 02/11/2031	4,000	3,605
2.88%, 10/30/2030	25,000	23,041
3.00%, 10/23/2026	5,000	4,889
3.35%, 03/02/2033	25,000	22,431
4.90%, 07/25/2033	20,000	19,712
5.24%, 01/24/2031	10,000	10,168
5.39%, 04/24/2034	10,000	10,069
5.50%, 01/23/2035	15,000	15,204
5.57%, 07/25/2029	10,000	10,272
6.49%, 10/23/2034	15,000	16,182
		873,335
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	5,000	5,050
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	12,000	12,173
Gilead Sciences, Inc.
4.80%, 11/15/2029	20,000	20,201
		32,374
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,567
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,694
4.38%, 07/15/2030*	50,000	46,138
		107,399
Chemicals — 0.1%
NOVA Chemicals Corp.
7.00%, 12/01/2031*	10,000	10,426

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Sherwin-Williams Co.
4.50%, 06/01/2047	$ 5,000	$ 4,250
		14,676
Commercial Services — 0.6%
Block, Inc.
3.50%, 06/01/2031	10,000	8,792
6.50%, 05/15/2032*	45,000	45,454
Howard University
3.48%, 10/01/2041	15,000	11,172
Service Corp. International
3.38%, 08/15/2030	50,000	44,559
5.13%, 06/01/2029	32,000	31,164
5.75%, 10/15/2032	5,000	4,914
		146,055
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,240
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,511
Insight Enterprises, Inc.
6.63%, 05/15/2032*	45,000	45,352
		84,103
Diversified Financial Services — 0.4%
American Express Co.
5.09%, 01/30/2031	25,000	25,316
Capital One Financial Corp.
3.27%, 03/01/2030	10,000	9,375
6.18%, 01/30/2036	5,000	4,988
7.62%, 10/30/2031	40,000	44,549
Discover Financial Services
7.96%, 11/02/2034	15,000	17,145
		101,373
Electric — 3.1%
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,624
4.15%, 08/15/2044	20,000	16,577
5.10%, 04/02/2035	5,000	4,999
Ameren Corp.
5.00%, 01/15/2029	10,000	10,094
American Electric Power Co., Inc.
6.95%, 12/15/2054	10,000	10,200
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	12,070
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,871
5.50%, 03/15/2055	15,000	14,564
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,673
5.00%, 06/15/2030	20,000	20,098
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	13,302
4.85%, 03/15/2030	5,000	5,051
Duke Energy Corp.
2.55%, 06/15/2031	15,000	13,099
4.85%, 01/05/2029	10,000	10,062
5.00%, 08/15/2052	5,000	4,362
5.80%, 06/15/2054	5,000	4,892
Duke Energy Florida LLC
1.75%, 06/15/2030	15,000	12,986
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050	$ 30,000	$ 18,296
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,685
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	16,512
4.00%, 04/01/2052	10,000	7,671
4.38%, 03/30/2044	15,000	12,868
5.05%, 03/15/2035	15,000	14,928
Edison International
5.25%, 11/15/2028	20,000	19,721
6.95%, 11/15/2029	25,000	25,990
Eversource Energy
5.13%, 05/15/2033	35,000	34,602
5.50%, 01/01/2034	10,000	10,047
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	5,000	4,784
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,294
4.55%, 03/15/2030	15,000	14,982
5.20%, 03/15/2035	10,000	10,067
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	5,000	4,943
National Grid PLC
5.60%, 06/12/2028	5,000	5,128
National Rural Utilities Cooperative Finance Corp.
4.95%, 02/07/2030	15,000	15,197
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	18,000	17,198
2.25%, 06/01/2030	15,000	13,271
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	9,891
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,170
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	5,064
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	15,000	15,167
Pacific Gas & Electric Co.
2.50%, 02/01/2031	25,000	21,490
4.55%, 07/01/2030	5,000	4,840
5.90%, 06/15/2032	15,000	15,298
6.10%, 01/15/2029	5,000	5,166
Public Service Co. of Oklahoma
5.20%, 01/15/2035	15,000	14,817
Public Service Electric & Gas Co.
5.45%, 03/01/2054	5,000	4,907
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	25,000	25,118
6.13%, 10/15/2033	5,000	5,271
Puget Energy, Inc.
4.22%, 03/15/2032	18,000	16,759
5.73%, 03/15/2035*	25,000	24,959
San Diego Gas & Electric Co.
5.40%, 04/15/2035	15,000	15,107
Sempra
3.70%, 04/01/2029	4,000	3,839
Southern California Edison Co.
2.85%, 08/01/2029	2,000	1,838
4.00%, 04/01/2047	5,000	3,734
5.45%, 03/01/2035	5,000	4,951
5.88%, 12/01/2053	10,000	9,593
5.95%, 11/01/2032	5,000	5,134

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southern Co.
3.25%, 07/01/2026	$ 25,000	$ 24,606
3.70%, 04/30/2030	5,000	4,764
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,829
5.00%, 04/01/2033	25,000	24,776
5.00%, 01/15/2034	20,000	19,755
5.05%, 08/15/2034	5,000	4,946
5.15%, 03/15/2035	10,000	9,926
5.35%, 01/15/2054	5,000	4,702
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	3,038
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	52,075
4.60%, 06/01/2032	13,000	12,532
		830,770
Engineering & Construction — 0.6%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	159,438
Entertainment — 0.6%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	40,000	35,241
5.05%, 03/15/2042	20,000	15,996
5.14%, 03/15/2052	45,000	32,805
5.39%, 03/15/2062	20,000	14,478
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,660
3.88%, 07/15/2030*	65,000	60,032
		163,212
Environmental Control — 0.5%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	83,797
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,164
4.88%, 04/01/2029	5,000	5,064
5.20%, 11/15/2034	10,000	10,107
Veralto Corp.
5.50%, 09/18/2026	5,000	5,061
Waste Management, Inc.
3.88%, 01/15/2029*	15,000	14,660
4.95%, 03/15/2035	15,000	14,925
		137,778
Food — 0.3%
Kraft Heinz Foods Co.
5.20%, 03/15/2032	15,000	15,166
Mars, Inc.
5.00%, 03/01/2032*	30,000	30,130
5.20%, 03/01/2035*	5,000	5,025
5.65%, 05/01/2045*	10,000	10,022
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,454
		80,797
Gas — 0.2%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,123
NiSource, Inc.
3.49%, 05/15/2027	20,000	19,588
3.60%, 05/01/2030	14,000	13,257
Security Description	Shares or Principal Amount	Value

Gas (continued)
5.35%, 04/01/2034	$ 3,000	$ 3,010
Southern California Gas Co.
5.60%, 04/01/2054	10,000	9,701
		50,679
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	10,000	10,259
Healthcare-Products — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	48,189
Hologic, Inc.
4.63%, 02/01/2028*	44,000	43,079
Smith & Nephew PLC
2.03%, 10/14/2030	15,000	12,952
Solventum Corp.
5.40%, 03/01/2029	25,000	25,503
5.45%, 03/13/2031	5,000	5,094
		134,817
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	15,000	13,687
2.50%, 03/01/2031	15,000	12,646
2.63%, 08/01/2031	15,000	12,608
4.63%, 12/15/2029	80,000	76,646
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,713
Elevance Health, Inc.
4.50%, 10/30/2026	10,000	10,002
4.95%, 11/01/2031	15,000	15,037
Humana, Inc.
5.55%, 05/01/2035	15,000	14,829
UnitedHealth Group, Inc.
2.75%, 05/15/2040	31,000	22,397
3.50%, 08/15/2039	10,000	8,137
4.95%, 01/15/2032	15,000	15,106
4.95%, 05/15/2062	5,000	4,342
5.38%, 04/15/2054	5,000	4,750
6.05%, 02/15/2063	5,000	5,151
		220,051
Home Builders — 0.2%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,259
5.75%, 01/15/2028*	37,000	36,912
		55,171
Insurance — 0.6%
Athene Global Funding
2.65%, 10/04/2031*	45,000	38,582
2.72%, 01/07/2029*	19,000	17,568
4.72%, 10/08/2029*	30,000	29,598
CNO Global Funding
4.88%, 12/10/2027*	15,000	15,036
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	26,000	24,021
5.00%, 03/27/2030*	10,000	10,042
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,957
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,445
		150,249

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.5%
Gen Digital, Inc.
6.25%, 04/01/2033*	$ 20,000	$ 19,909
6.75%, 09/30/2027*	20,000	20,246
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	81,304
		121,459
Investment Companies — 0.4%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,842
Blackstone Private Credit Fund
6.00%, 01/29/2032	25,000	24,786
Sixth Street Lending Partners
6.13%, 07/15/2030*	10,000	10,065
		106,693
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	10,000	10,027
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	25,000	25,256
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,123
Otis Worldwide Corp.
2.57%, 02/15/2030	29,000	26,247
		36,370
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,721
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	10,000	8,634
5.05%, 03/30/2029	10,000	9,954
Comcast Corp.
2.89%, 11/01/2051	20,000	12,197
3.20%, 07/15/2036	10,000	8,266
3.25%, 11/01/2039	19,000	14,754
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	19,802
5.45%, 09/01/2034*	15,000	14,652
5.95%, 09/01/2054*	5,000	4,636
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,498
Paramount Global
5.25%, 04/01/2044	15,000	12,065
6.88%, 04/30/2036	5,000	5,130
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	15,000	13,995
4.13%, 07/01/2030*	40,000	35,530
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,903
5.88%, 11/15/2040	25,000	22,922
		260,659
Mining — 0.3%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,408
5.63%, 04/04/2034*	20,000	20,084
6.38%, 10/06/2030*	25,000	26,504
Security Description	Shares or Principal Amount	Value

Mining (continued)
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	$ 15,000	$ 16,053
		88,049
Oil & Gas — 1.6%
APA Corp.
4.88%, 11/15/2027*	30,000	30,074
BP Capital Markets America, Inc.
4.81%, 02/13/2033	15,000	14,749
4.89%, 09/11/2033	22,000	21,677
4.99%, 04/10/2034	10,000	9,902
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	10,954
4.70%, 01/15/2030	20,000	20,122
5.70%, 09/15/2063	30,000	29,195
Coterra Energy, Inc.
5.40%, 02/15/2035	5,000	4,921
Diamondback Energy, Inc.
5.75%, 04/18/2054	5,000	4,714
5.90%, 04/18/2064	10,000	9,407
Ecopetrol SA
4.63%, 11/02/2031	22,000	18,328
4.63%, 11/02/2031	5,000	4,160
7.75%, 02/01/2032	20,000	19,633
8.38%, 01/19/2036	40,000	38,973
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	27,525
EOG Resources, Inc.
5.65%, 12/01/2054	10,000	9,884
Equinor ASA
3.63%, 04/06/2040	10,000	8,373
Hess Corp.
7.13%, 03/15/2033	18,000	20,362
7.30%, 08/15/2031	15,000	16,976
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	10,000	10,537
Shell Finance US, Inc.
3.25%, 04/06/2050	13,000	8,973
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,217
3.00%, 11/26/2051	5,000	3,247
TotalEnergies Capital SA
5.43%, 09/10/2064	20,000	18,833
5.64%, 04/05/2064	25,000	24,412
Viper Energy, Inc.
5.38%, 11/01/2027*	27,000	26,749
		419,897
Packaging & Containers — 0.5%
Ball Corp.
6.00%, 06/15/2029	80,000	80,948
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	39,154
		120,102
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	5,080
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,855
Cardinal Health, Inc.
5.00%, 11/15/2029	25,000	25,204
Cencora, Inc.
4.85%, 12/15/2029	20,000	20,099

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
1.88%, 02/28/2031	$ 5,000	$ 4,182
2.13%, 09/15/2031	15,000	12,501
4.13%, 04/01/2040	3,000	2,439
5.05%, 03/25/2048	10,000	8,533
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	4,971
5.50%, 02/12/2055	15,000	15,188
		108,052
Pipelines — 0.9%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	10,000	9,880
6.04%, 08/15/2028*	15,000	15,514
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,391
6.04%, 11/15/2033*	5,000	5,162
Enbridge, Inc.
3.13%, 11/15/2029	10,000	9,302
5.63%, 04/05/2034	10,000	10,158
5.70%, 03/08/2033	5,000	5,132
Energy Transfer LP
5.70%, 04/01/2035	10,000	10,074
6.05%, 12/01/2026	10,000	10,218
6.40%, 12/01/2030	5,000	5,329
Enterprise Products Operating LLC
3.30%, 02/15/2053	10,000	6,678
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,704
6.50%, 06/01/2029*	20,000	20,398
MPLX LP
5.50%, 06/01/2034	10,000	9,963
Oneok, Inc.
4.75%, 10/15/2031	5,000	4,900
ONEOK, Inc.
4.40%, 10/15/2029	5,000	4,911
5.85%, 11/01/2064	10,000	9,400
6.10%, 11/15/2032	19,000	19,905
Targa Resources Corp.
5.55%, 08/15/2035	10,000	9,986
6.13%, 03/15/2033	7,000	7,307
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,614
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,935
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	15,174
5.95%, 09/30/2034*	5,000	5,055
		229,090
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,344
2.70%, 04/15/2031	5,000	4,420
3.80%, 08/15/2029	5,000	4,801
Crown Castle, Inc.
5.00%, 01/11/2028	20,000	20,075
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	5,000	5,007
Iron Mountain, Inc.
6.25%, 01/15/2033*	15,000	14,855
Security Description	Shares or Principal Amount	Value

REITS (continued)
Regency Centers LP
5.25%, 01/15/2034	$ 20,000	$ 20,022
		83,524
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	8,855
5.40%, 07/15/2034	10,000	10,104
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,749
5.63%, 01/01/2030*	40,000	38,785
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	7,836
		113,329
Semiconductors — 0.6%
Broadcom, Inc.
4.15%, 02/15/2028	20,000	19,830
5.05%, 07/12/2029	10,000	10,139
Intel Corp.
3.05%, 08/12/2051	9,000	5,292
3.25%, 11/15/2049	5,000	3,137
3.73%, 12/08/2047	15,000	10,456
5.70%, 02/10/2053	8,000	7,354
5.90%, 02/10/2063	7,000	6,560
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	9,369
Microchip Technology, Inc.
4.90%, 03/15/2028	15,000	15,045
5.05%, 02/15/2030	15,000	14,977
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,072
5.55%, 12/01/2028	10,000	10,242
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,533
		145,006
Software — 1.0%
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	57,050
MSCI, Inc.
3.63%, 11/01/2031*	20,000	18,056
Open Text Corp.
3.88%, 12/01/2029*	65,000	59,128
6.90%, 12/01/2027*	15,000	15,525
Oracle Corp.
2.30%, 03/25/2028	25,000	23,482
2.95%, 04/01/2030	5,000	4,593
3.60%, 04/01/2040	6,000	4,719
3.85%, 04/01/2060	9,000	6,184
4.90%, 02/06/2033	15,000	14,749
5.25%, 02/03/2032	5,000	5,065
5.50%, 09/27/2064	5,000	4,533
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,546
		272,630
Telecommunications — 0.5%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,099
3.55%, 09/15/2055	23,000	15,587
4.50%, 05/15/2035	5,000	4,700
Cisco Systems, Inc.
4.75%, 02/24/2030	20,000	20,319

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
4.95%, 02/26/2031	$ 15,000	$ 15,301
5.35%, 02/26/2064	8,000	7,778
Nokia Oyj
6.63%, 05/15/2039	15,000	15,410
T-Mobile USA, Inc.
2.05%, 02/15/2028	16,000	14,944
4.70%, 01/15/2035	15,000	14,435
5.05%, 07/15/2033	5,000	4,966
5.13%, 05/15/2032	5,000	5,032
5.75%, 01/15/2034	5,000	5,208
		127,779
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	10,000	9,976
5.75%, 05/24/2026*	15,000	15,168
6.05%, 08/01/2028*	5,000	5,190
		30,334
Total Corporate Bonds & Notes (cost $6,113,857)		5,956,005
ASSET BACKED SECURITIES — 3.2%
Auto Loan Receivables — 0.6%
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	15,110
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	15,162
Exeter Automobile Receivables Trust
Series 2025-1A, Class B 4.91%, 08/15/2029	60,000	60,328
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,011
GLS Auto Receivables Issuer Trust
Series 2025-1A, Class B 4.98%, 07/16/2029*	30,000	30,191
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	10,264
		141,066
Other Asset Backed Securities — 2.6%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,377
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.75%, (TSFR3M+1.45%), 01/25/2035*	250,000	249,926
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,218
MF1, Ltd. FRS
Series 2022-FL8, Class AS 6.07%, (TSFR1M+1.75%), 02/19/2037*	100,000	99,759
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	93,319
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	30,000	30,186
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	$ 40,000	$ 40,461
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,497
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.69%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,018
		693,761
Total Asset Backed Securities (cost $823,769)		834,827
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Commercial and Residential — 3.2%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	117,600
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.66%, (TSFR1M+2.34%), 08/15/2041*	100,000	100,031
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	10,000	10,123
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.17%, (TSFR1M+2.85%), 12/15/2037*	100,000	99,812
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,014
Series 2021-R01, Class 1B1 7.44%, (SOFR30A+3.10%), 10/25/2041*	51,800	52,658
Series 2022-R01, Class 1B1 7.49%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,225
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	121,695
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(1)	10,000	10,132
Series 2024-HLTN, Class C 7.04%, 04/13/2040*(1)	10,000	10,208
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	82,157
JPMorgan Chase Commercial Mtg. Securities Trust
2.81%*(2)	25,000	21,669
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	85,950
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	59,559
4.01%(1)(2)	10,000	9,061
		845,894
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	26	26
Series 5170, Class DP 2.00%, 07/25/2050	39,308	34,249

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4961, Class JB 2.50%, 12/15/2042	$ 21,564	$ 19,631
Series 3883, Class PB 3.00%, 05/15/2041	6,512	6,218
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust
Series 2019-3, Class MV 3.50%, 10/25/2058	15,620	14,498
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,560
Series 2021-HQA3, Class B1 7.69%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,066
Series 2022-DNA4, Class M1B 7.69%, (SOFR30A+3.35%), 05/25/2042*	25,000	25,960
Series 2023-HQA2, Class M1B 7.69%, (SOFR30A+3.35%), 06/25/2043*	50,000	52,246
Series 2021-DNA6, Class B1 7.74%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,330
Series 2023-HQA1, Class M1B 7.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,049
Series 2022-HQA3, Class M1B 7.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,436
Series 2021-DNA7, Class B1 7.99%, (SOFR30A+3.65%), 11/25/2041*	25,000	25,753
Series 2022-DNA6, Class M1B 8.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,029
Series 2022-HQA2, Class M1B 8.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,082
Series 2022-DNA5, Class M1B 8.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,166
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,306	11,304
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	1,174	1,166
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,471	3,266
Series 2012-18, Class GA 2.00%, 12/25/2041	6,746	6,290
Series 2016-11, Class GA 2.50%, 03/25/2046	10,337	9,560
Series 2019-54, Class KC 2.50%, 09/25/2049	33,711	31,177
Series 2015-48, Class QB 3.00%, 02/25/2043	6,143	6,006
Series 2016-38, Class NA 3.00%, 01/25/2046	5,203	4,820
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,341
Series 2017-34, Class JK 3.00%, 05/25/2047	3,318	3,237
Series 2019-45, Class PT 3.00%, 08/25/2049	15,243	13,773
Series 2012-52, Class PA 3.50%, 05/25/2042	6,005	5,762
Series 2017-26, Class CG 3.50%, 07/25/2044	3,994	3,955
Series 2018-23, Class LA 3.50%, 04/25/2048	15,400	14,538
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-14, Class CA 3.50%, 04/25/2049	$ 16,587	$ 15,890
Series 2017-35, Class AH 3.50%, 04/25/2053	4,158	4,124
Series 2017-84, Class KA 3.50%, 04/25/2053	5,903	5,829
Series 2018-70, Class HA 3.50%, 10/25/2056	9,667	9,441
Series 2019-12, Class HA 3.50%, 11/25/2057	17,124	16,427
Series 2017-49, Class JA 4.00%, 07/25/2053	5,131	5,096
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	72,105
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	4,932	4,787
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB 7.50%, 09/16/2035	128	130
Series 2005-74, Class HC 7.50%, 09/16/2035	292	296
		729,619
Total Collateralized Mortgage Obligations (cost $1,634,909)		1,575,513
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 47.5%
U.S. Government — 35.4%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	274,577
1.38%, 08/15/2050	20,000	10,191
1.63%, 11/15/2050	260,000	141,527
1.75%, 08/15/2041	190,000	128,762
2.00%, 08/15/2051	145,000	86,354
2.25%, 08/15/2046	115,000	77,346
2.50%, 02/15/2045	230,000	165,825
2.88%, 08/15/2045	295,000	225,940
3.00%, 05/15/2045(3)(4)	370,000	290,219
3.00%, 11/15/2045 to 08/15/2052	852,000	641,699
3.13%, 08/15/2044	168,000	135,503
3.38%, 08/15/2042	285,000	244,332
3.63%, 08/15/2043	280,000	246,137
4.25%, 08/15/2054	602,000	568,232
4.75%, 02/15/2045	235,000	239,296
United States Treasury Bonds TIPS
0.25%, 02/15/2050(5)	191,481	116,826
0.63%, 02/15/2043(5)	13,814	10,620
0.75%, 02/15/2042 to 02/15/2045(5)	380,280	298,802
1.00%, 02/15/2046(5)	40,213	31,707
1.38%, 02/15/2044(5)	143,090	124,533
United States Treasury Notes
2.38%, 03/31/2029	398,000	375,348
3.88%, 08/15/2034	140,000	136,456
4.00%, 02/15/2034	240,000	236,738
4.13%, 01/31/2027	855,000	857,906
4.25%, 11/15/2034(3)	525,000	526,559
4.50%, 11/15/2033	370,000	378,845
4.63%, 02/15/2035	2,440,000	2,520,825
United States Treasury Notes TIPS
1.75%, 01/15/2034(5)	273,806	273,332
		9,364,437

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 12.1%
Government National Mtg. Assoc.
2.50%, April 30 TBA	$ 150,000	$ 127,926
3.00%, April 30 TBA	175,000	154,985
3.50%, April 30 TBA	150,000	137,239
4.00%, April 30 TBA	150,000	140,407
5.00%, March 30 TBA	125,000	122,943
Uniform Mtg. Backed Securities
2.00%, April 15 TBA	175,000	158,134
4.50%, April 30 TBA	294,000	281,201
5.50%, April 30 TBA	682,000	681,093
6.00%, April 30 TBA	1,381,000	1,402,602
		3,206,530
Total U.S. Government & Agency Obligations (cost $13,395,261)		12,570,967
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Government of Romania
5.75%, 03/24/2035*	6,000	5,422
5.88%, 01/30/2029*	10,000	9,958
7.50%, 02/10/2037*	6,000	6,101
Republic of Panama
6.70%, 01/26/2036	18,000	17,210
Republic of Peru
3.00%, 01/15/2034	10,000	8,287
5.38%, 02/08/2035	15,000	14,703
5.88%, 08/08/2054	10,000	9,671
Republic of Uruguay
4.38%, 01/23/2031	15,000	14,734
United Mexican States
4.75%, 03/08/2044	82,000	63,468
6.05%, 01/11/2040	6,000	5,643
Total Foreign Government Obligations (cost $159,487)		155,197
MUNICIPAL SECURITIES — 0.2%
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	35,109
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	19,000	20,800
Total Municipal Securities (cost $54,611)		55,909
COMMON STOCKS — 15.6%
Apparel — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	216	134,854
Auto Manufacturers — 1.0%
Tesla, Inc.†	1,022	264,862
Biotechnology — 1.0%
Roivant Sciences, Ltd.†	5,172	52,186
Royalty Pharma PLC, Class A	6,749	210,096
		262,282
Commercial Services — 0.7%
Adyen NV*†	128	195,648
Computers — 0.8%
Crowdstrike Holdings, Inc., Class A†	599	211,196
Distribution/Wholesale — 0.4%
Core & Main, Inc., Class A†	2,340	113,045
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 0.7%
Coinbase Global, Inc., Class A†	101	$ 17,395
Federal National Mtg. Assoc.†	6,854	43,318
Intercontinental Exchange, Inc.	644	111,090
		171,803
Healthcare-Products — 0.5%
Danaher Corp.	603	123,615
Internet — 4.3%
Airbnb, Inc., Class A†	1,421	169,753
Amazon.com, Inc.†	893	169,903
DoorDash, Inc., Class A†	1,693	309,429
MercadoLibre, Inc.†	126	245,810
Shopify, Inc., Class A†	2,645	252,293
		1,147,188
REITS — 0.4%
American Tower Corp.	524	114,022
Retail — 0.5%
Floor & Decor Holdings, Inc., Class A†	1,475	118,693
Semiconductors — 0.4%
ASML Holding NV	162	107,346
Software — 4.0%
Cloudflare, Inc., Class A†	3,680	414,699
MicroStrategy, Inc., Class A†	793	228,598
ROBLOX Corp., Class A†	3,602	209,961
Snowflake, Inc., Class A†	1,396	204,039
		1,057,297
Transportation — 0.4%
Union Pacific Corp.	465	109,852
Total Common Stocks (cost $3,308,299)		4,131,703
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	1,096,868	3,314
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: USD 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	517,188	248
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: USD 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	574,542	801
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	1,121,660	1,680
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	1,228,334	1,254
Total Purchased Options (cost $19,867)		7,297
Total Long-Term Investment Securities (cost $25,510,060)		25,287,428

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 10.7%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$ 620,000	$ 620,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	505,000	505,000
BNP Paribas SA Joint Repurchase Agreement(6)	505,000	505,000
Deutsche Bank AG Joint Repurchase Agreement(6)	605,000	605,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	605,000	605,000
Total Repurchase Agreements (cost $2,840,000)		2,840,000
TOTAL INVESTMENTS (cost $28,350,060)(7)	106.2%	28,127,428
Other assets less liabilities	(6.2)	(1,651,845)
NET ASSETS	100.0%	$26,475,583
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $3,919,830 representing 14.8% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CNY—Chinese Yuan
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 557	$ 9,127	$ 9,684
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	68	17,455	17,523
Centrally Cleared	195,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	824	6,885	7,709
Centrally Cleared	55,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2054	81	412	493
Centrally Cleared	435,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(899)	(14,669)	(15,568)
								$631	$19,210	$19,841
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	Australian 10 Year Bonds	June 2025	$840,252	$844,745	$4,493
7	Long	U.S. Treasury 10 Year Notes	June 2025	776,000	778,531	2,531
2	Long	U.S. Treasury 5 Year Notes	June 2025	216,297	216,313	16
5	Short	U.S. Treasury Ultra Bonds	June 2025	612,080	611,250	830
						$7,870
						Unrealized (Depreciation)
8	Short	Canada 10 Year Bonds	June 2025	$ 684,841	$ 690,178	$ (5,337)
3	Short	Euro-BUND	June 2025	414,049	417,912	(3,863)
1	Short	Euro-OAT	June 2025	132,284	132,665	(381)
7	Short	U.S. Treasury 2 Year Notes	June 2025	1,443,295	1,450,203	(6,908)
						$(16,489)
		Net Unrealized Appreciation (Depreciation)				$(8,619)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	292,000	USD	319,793	04/04/2025	$4,019	$ —
	USD	316,057	EUR	292,000	04/04/2025	—	(285)
						4,019	(285)
Goldman Sachs International	BRL	504,000	USD	84,734	04/04/2025	—	(3,545)
	EUR	55,000	USD	59,529	04/04/2025	51	—
	USD	86,858	BRL	504,000	04/04/2025	1,423	—
	USD	59,642	EUR	55,000	04/04/2025	—	(164)
						1,474	(3,709)
HSBC Bank PLC	EUR	166,000	USD	179,672	04/04/2025	157	—
	USD	180,445	EUR	166,000	04/04/2025	—	(931)
						157	(931)
JPMorgan Chase Bank, N.A.	EUR	53,000	USD	57,566	04/04/2025	252	—
	USD	57,331	EUR	53,000	04/04/2025	—	(16)
						252	(16)
State Street Bank & Trust Co.	EUR	71,000	USD	76,846	04/04/2025	66	—
	USD	77,112	EUR	71,000	04/04/2025	—	(331)
						66	(331)
Unrealized Appreciation (Depreciation)						$5,968	$(5,272)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$5,956,005	$—	$5,956,005
Asset Backed Securities	—	834,827	—	834,827
Collateralized Mortgage Obligations:
Commercial and Residential	—	815,164	30,730	845,894
Other Industries	—	729,619	—	729,619
U.S. Government & Agency Obligations	—	12,570,967	—	12,570,967
Foreign Government Obligations	—	155,197	—	155,197
Municipal Securities	—	55,909	—	55,909
Common Stocks:
Apparel	—	134,854	—	134,854
Commercial Services	—	195,648	—	195,648
Other Industries	3,801,201	—	—	3,801,201
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	7,297	—	7,297
Repurchase Agreements	—	2,840,000	—	2,840,000
Total Investments at Value	$3,801,201	$24,295,497	$30,730	$28,127,428
Other Financial Instruments:†
Swaps	$—	$33,879	$—	$33,879
Futures Contracts	7,870	—	—	7,870
Forward Foreign Currency Contracts	—	5,968	—	5,968
Total Other Financial Instruments	$7,870	$39,847	$—	$47,717
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$14,669	$—	$14,669
Futures Contracts	16,489	—	—	16,489
Forward Foreign Currency Contracts	—	5,272	—	5,272
Total Other Financial Instruments	$16,489	$19,941	$—	$36,430
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.9%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,469
4.88%, 01/15/2029	35,000	34,032
		38,501
Aerospace/Defense — 0.1%
Boeing Co.
2.95%, 02/01/2030	10,000	9,109
3.20%, 03/01/2029	5,000	4,694
6.39%, 05/01/2031	10,000	10,656
L3Harris Technologies, Inc.
5.05%, 06/01/2029	8,000	8,104
5.50%, 08/15/2054	7,000	6,756
RTX Corp.
4.13%, 11/16/2028	5,000	4,929
		44,248
Agriculture — 0.4%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	20,795
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	10,000	10,278
Philip Morris International, Inc.
4.38%, 11/01/2027	20,000	19,991
4.75%, 11/01/2031	10,000	9,970
5.13%, 02/15/2030	15,000	15,295
5.13%, 02/13/2031	10,000	10,174
5.38%, 02/15/2033	15,000	15,299
5.63%, 09/07/2033	27,000	27,983
		129,785
Apparel — 0.3%
Tapestry, Inc.
5.10%, 03/11/2030	10,000	9,995
5.50%, 03/11/2035	15,000	14,822
William Carter Co.
5.63%, 03/15/2027*	95,000	94,340
		119,157
Banks — 2.7%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,300
1.92%, 10/24/2031	50,000	42,784
2.48%, 09/21/2036	15,000	12,510
2.57%, 10/20/2032	10,000	8,627
2.59%, 04/29/2031	45,000	40,418
2.69%, 04/22/2032	50,000	44,007
2.97%, 02/04/2033	10,000	8,768
5.16%, 01/24/2031	15,000	15,207
5.52%, 10/25/2035	20,000	19,623
5.74%, 02/12/2036	10,000	9,981
5.93%, 09/15/2027	25,000	25,488
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,072
5.06%, 07/22/2032	10,000	10,105
5.19%, 03/14/2035	15,000	15,100
6.32%, 10/25/2029	5,000	5,290
Citigroup, Inc.
5.17%, 02/13/2030	5,000	5,065
Citizens Financial Group, Inc.
5.72%, 07/23/2032	5,000	5,090
6.65%, 04/25/2035	5,000	5,320
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	$ 20,000	$ 17,463
3.81%, 04/23/2029	10,000	9,763
4.69%, 10/23/2030	20,000	19,877
5.02%, 10/23/2035	10,000	9,724
5.05%, 07/23/2030	25,000	25,207
5.73%, 04/25/2030	20,000	20,632
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,595
2.58%, 04/22/2032	10,000	8,786
3.51%, 01/23/2029	15,000	14,579
3.70%, 05/06/2030	65,000	62,547
4.01%, 04/23/2029	15,000	14,743
4.51%, 10/22/2028	25,000	24,975
4.95%, 10/22/2035	5,000	4,893
5.00%, 07/22/2030	25,000	25,226
5.14%, 01/24/2031	10,000	10,156
5.29%, 07/22/2035	25,000	25,100
5.30%, 07/24/2029	20,000	20,408
5.34%, 01/23/2035	40,000	40,426
5.50%, 01/24/2036	5,000	5,108
5.58%, 04/22/2030	25,000	25,786
6.07%, 10/22/2027	15,000	15,354
M&T Bank Corp.
7.41%, 10/30/2029	15,000	16,159
Morgan Stanley
1.79%, 02/13/2032	20,000	16,757
2.24%, 07/21/2032	30,000	25,544
5.23%, 01/15/2031	10,000	10,163
5.45%, 07/20/2029	5,000	5,114
5.66%, 04/18/2030	15,000	15,464
Morgan Stanley VRS
3.59%, 07/22/2028(1)	25,000	24,377
Royal Bank of Canada
5.15%, 02/04/2031	25,000	25,303
Wells Fargo & Co.
2.88%, 10/30/2030	25,000	23,041
3.00%, 10/23/2026	10,000	9,779
3.35%, 03/02/2033	24,000	21,533
4.90%, 07/25/2033	20,000	19,712
5.24%, 01/24/2031	10,000	10,168
5.39%, 04/24/2034	10,000	10,069
5.50%, 01/23/2035	15,000	15,204
5.57%, 07/25/2029	20,000	20,544
6.49%, 10/23/2034	15,000	16,182
		971,216
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	5,000	5,050
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	13,000	13,188
Gilead Sciences, Inc.
4.80%, 11/15/2029	19,000	19,191
		32,379
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,567
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	59,979
		112,546

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.0%
NOVA Chemicals Corp.
7.00%, 12/01/2031*	$ 10,000	$ 10,426
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,250
		14,676
Commercial Services — 0.4%
Block, Inc.
3.50%, 06/01/2031	15,000	13,188
6.50%, 05/15/2032*	45,000	45,453
Howard University
3.48%, 10/01/2041	10,000	7,448
Service Corp. International
3.38%, 08/15/2030	55,000	49,015
5.13%, 06/01/2029	37,000	36,034
5.75%, 10/15/2032	5,000	4,914
		156,052
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,240
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,511
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	50,391
		89,142
Diversified Financial Services — 0.3%
American Express Co.
5.09%, 01/30/2031	25,000	25,316
Capital One Financial Corp.
6.18%, 01/30/2036	5,000	4,989
7.62%, 10/30/2031	45,000	50,117
Discover Financial Services
7.96%, 11/02/2034	15,000	17,145
		97,567
Electric — 2.4%
Alabama Power Co.
3.45%, 10/01/2049	25,000	17,707
4.15%, 08/15/2044	15,000	12,432
5.10%, 04/02/2035	5,000	4,999
Ameren Corp.
5.00%, 01/15/2029	10,000	10,094
American Electric Power Co., Inc.
6.95%, 12/15/2054	10,000	10,200
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	12,070
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,871
5.50%, 03/15/2055	15,000	14,564
Dominion Energy, Inc.
3.38%, 04/01/2030	10,000	9,345
5.00%, 06/15/2030	20,000	20,098
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	13,302
4.85%, 03/15/2030	5,000	5,051
Duke Energy Corp.
2.55%, 06/15/2031	10,000	8,733
4.85%, 01/05/2029	15,000	15,093
5.00%, 08/15/2052	5,000	4,362
5.80%, 06/15/2054	5,000	4,892
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/2030	$ 15,000	$ 12,986
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,197
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,685
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	22,516
4.00%, 04/01/2052	10,000	7,671
4.38%, 03/30/2044	21,000	18,015
5.05%, 03/15/2035	15,000	14,928
Edison International
5.25%, 11/15/2028	15,000	14,790
6.95%, 11/15/2029	20,000	20,792
Eversource Energy
3.38%, 03/01/2032	11,000	9,857
5.13%, 05/15/2033	30,000	29,659
5.50%, 01/01/2034	10,000	10,046
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,863
4.55%, 03/15/2030	15,000	14,982
5.20%, 03/15/2035	10,000	10,067
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	5,000	4,943
National Grid PLC
5.60%, 06/12/2028	5,000	5,128
National Rural Utilities Cooperative Finance Corp.
4.95%, 02/07/2030	15,000	15,197
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	9,554
2.25%, 06/01/2030	25,000	22,119
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	10,000	9,891
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,170
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	10,129
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	15,000	15,167
Pacific Gas & Electric Co.
2.50%, 02/01/2031	10,000	8,596
4.55%, 07/01/2030	30,000	29,039
5.25%, 03/01/2052	5,000	4,313
5.45%, 06/15/2027	5,000	5,051
6.10%, 01/15/2029	10,000	10,331
Public Service Co. of Oklahoma
5.20%, 01/15/2035	15,000	14,817
Public Service Electric & Gas Co.
5.45%, 03/01/2054	5,000	4,907
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	20,000	20,095
6.13%, 10/15/2033	12,000	12,651
Puget Energy, Inc.
4.22%, 03/15/2032	18,000	16,759
5.73%, 03/15/2035*	20,000	19,967
San Diego Gas & Electric Co.
5.40%, 04/15/2035	15,000	15,107
Sempra
3.70%, 04/01/2029	16,000	15,357
Southern California Edison Co.
2.85%, 08/01/2029	15,000	13,784
4.00%, 04/01/2047	5,000	3,734
5.20%, 06/01/2034	5,000	4,882

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.45%, 03/01/2035	$ 5,000	$ 4,951
5.88%, 12/01/2053	10,000	9,593
5.95%, 11/01/2032	5,000	5,134
Southern Co.
3.25%, 07/01/2026	20,000	19,685
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,829
5.00%, 04/01/2033	26,000	25,767
5.00%, 01/15/2034	20,000	19,755
5.05%, 08/15/2034	5,000	4,946
5.15%, 03/15/2035	10,000	9,926
5.35%, 01/15/2054	5,000	4,702
5.65%, 03/15/2055	5,000	4,912
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	3,038
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	52,075
4.60%, 06/01/2032	13,000	12,532
		869,400
Engineering & Construction — 0.5%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	159,438
Entertainment — 0.5%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	50,000	44,052
5.05%, 03/15/2042	5,000	3,999
5.14%, 03/15/2052	61,000	44,469
5.39%, 03/15/2062	25,000	18,097
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	64,650
		175,267
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	88,726
Republic Services, Inc.
1.45%, 02/15/2031	10,000	8,328
4.88%, 04/01/2029	10,000	10,128
5.20%, 11/15/2034	10,000	10,107
Veralto Corp.
5.50%, 09/18/2026	5,000	5,061
Waste Management, Inc.
3.88%, 01/15/2029*	15,000	14,660
4.95%, 03/15/2035	20,000	19,900
		156,910
Food — 0.2%
Kraft Heinz Foods Co.
5.20%, 03/15/2032	15,000	15,166
Mars, Inc.
5.00%, 03/01/2032*	30,000	30,130
5.20%, 03/01/2035*	5,000	5,025
5.65%, 05/01/2045*	15,000	15,033
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,454
		85,808
Gas — 0.2%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,123
Security Description	Shares or Principal Amount	Value

Gas (continued)
NiSource, Inc.
3.49%, 05/15/2027	$ 25,000	$ 24,485
3.60%, 05/01/2030	14,000	13,257
5.35%, 04/01/2034	3,000	3,010
Southern California Gas Co.
5.60%, 04/01/2054	15,000	14,551
		60,426
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	10,000	10,259
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	53,008
Hologic, Inc.
4.63%, 02/01/2028*	48,000	46,995
Smith & Nephew PLC
2.03%, 10/14/2030	15,000	12,952
Solventum Corp.
5.40%, 03/01/2029	25,000	25,503
5.45%, 03/13/2031	5,000	5,094
		143,552
Healthcare-Services — 0.6%
Centene Corp.
2.45%, 07/15/2028	20,000	18,250
2.50%, 03/01/2031	15,000	12,646
2.63%, 08/01/2031	15,000	12,608
4.63%, 12/15/2029	80,000	76,646
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,712
Elevance Health, Inc.
4.50%, 10/30/2026	15,000	15,003
4.95%, 11/01/2031	10,000	10,025
Humana, Inc.
5.55%, 05/01/2035	15,000	14,829
UnitedHealth Group, Inc.
2.75%, 05/15/2040	32,000	23,119
3.50%, 08/15/2039	10,000	8,137
4.95%, 01/15/2032	15,000	15,106
4.95%, 05/15/2062	5,000	4,342
5.38%, 04/15/2054	10,000	9,501
6.05%, 02/15/2063	5,000	5,151
		230,075
Home Builders — 0.2%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	14,000	13,454
5.75%, 01/15/2028*	40,000	39,905
		53,359
Insurance — 0.5%
Athene Global Funding
2.65%, 10/04/2031*	45,000	38,582
2.72%, 01/07/2029*	25,000	23,116
4.72%, 10/08/2029*	30,000	29,598
CNO Global Funding
4.88%, 12/10/2027*	20,000	20,047
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	30,000	27,717
5.00%, 03/27/2030*	10,000	10,043
Equitable Holdings, Inc.
4.35%, 04/20/2028	5,000	4,957

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	$ 13,000	$ 11,190
4.75%, 03/15/2039	6,000	5,697
		170,947
Internet — 0.4%
Gen Digital, Inc.
6.25%, 04/01/2033*	20,000	19,909
6.75%, 09/30/2027*	25,000	25,307
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	81,304
		126,520
Investment Companies — 0.3%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	71,842
Blackstone Private Credit Fund
6.00%, 01/29/2032	25,000	24,786
Sixth Street Lending Partners
6.13%, 07/15/2030*	10,000	10,065
		106,693
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	15,000	15,041
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	30,000	30,307
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,125
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	27,152
		37,277
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,722
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	5,000	4,503
2.80%, 04/01/2031	10,000	8,634
Comcast Corp.
2.89%, 11/01/2051	23,000	14,027
3.20%, 07/15/2036	6,000	4,960
3.25%, 11/01/2039	27,000	20,966
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	21,524
5.45%, 09/01/2034*	15,000	14,652
5.95%, 09/01/2054*	5,000	4,636
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,498
Paramount Global
5.25%, 04/01/2044	15,000	12,065
6.88%, 04/30/2036	5,000	5,130
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	25,000	23,325
4.13%, 07/01/2030*	45,000	39,971
Security Description	Shares or Principal Amount	Value

Media (continued)
Time Warner Cable LLC
4.50%, 09/15/2042	$ 35,000	$ 26,661
5.88%, 11/15/2040	15,000	13,753
		283,027
Mining — 0.3%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,408
5.63%, 04/04/2034*	25,000	25,105
6.38%, 10/06/2030*	30,000	31,805
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,053
		98,371
Oil & Gas — 1.3%
APA Corp.
4.88%, 11/15/2027*	30,000	30,074
BP Capital Markets America, Inc.
4.81%, 02/13/2033	10,000	9,832
4.89%, 09/11/2033	23,000	22,662
4.99%, 04/10/2034	15,000	14,853
5.23%, 11/17/2034	5,000	5,026
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	10,954
4.70%, 01/15/2030	25,000	25,152
5.55%, 03/15/2054	5,000	4,842
5.70%, 09/15/2063	30,000	29,195
Coterra Energy, Inc.
5.40%, 02/15/2035	10,000	9,841
Diamondback Energy, Inc.
5.75%, 04/18/2054	5,000	4,714
5.90%, 04/18/2064	10,000	9,407
Ecopetrol SA
4.63%, 11/02/2031	35,000	29,157
7.75%, 02/01/2032	25,000	24,542
8.38%, 01/19/2036	45,000	43,845
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	27,525
EOG Resources, Inc.
5.65%, 12/01/2054	10,000	9,884
Equinor ASA
3.63%, 04/06/2040	20,000	16,746
Hess Corp.
7.13%, 03/15/2033	18,000	20,362
7.30%, 08/15/2031	18,000	20,371
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	10,000	10,537
Shell Finance US, Inc.
3.25%, 04/06/2050	15,000	10,354
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,826
3.00%, 11/26/2051	2,000	1,299
TotalEnergies Capital SA
5.43%, 09/10/2064	31,000	29,192
5.64%, 04/05/2064	20,000	19,529
Viper Energy, Inc.
5.38%, 11/01/2027*	28,000	27,740
		478,461
Packaging & Containers — 0.4%
Ball Corp.
6.00%, 06/15/2029	85,000	86,007

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC
4.75%, 07/15/2027*	$ 40,000	$ 39,154
		125,161
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	5,080
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,855
Cardinal Health, Inc.
5.00%, 11/15/2029	30,000	30,245
Cencora, Inc.
4.85%, 12/15/2029	25,000	25,124
CVS Health Corp.
1.88%, 02/28/2031	5,000	4,182
2.13%, 09/15/2031	15,000	12,501
3.25%, 08/15/2029	5,000	4,669
4.13%, 04/01/2040	3,000	2,439
5.05%, 03/25/2048	10,000	8,533
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	4,971
5.50%, 02/12/2055	15,000	15,187
		122,786
Pipelines — 0.7%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	10,000	9,880
5.68%, 01/15/2034*	5,000	4,980
6.04%, 08/15/2028*	25,000	25,857
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	5,000	5,162
Enbridge, Inc.
3.13%, 11/15/2029	15,000	13,953
5.63%, 04/05/2034	15,000	15,238
5.70%, 03/08/2033	3,000	3,079
Energy Transfer LP
5.70%, 04/01/2035	15,000	15,111
6.05%, 12/01/2026	5,000	5,109
6.40%, 12/01/2030	10,000	10,657
Enterprise Products Operating LLC
3.30%, 02/15/2053	10,000	6,678
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,704
6.50%, 06/01/2029*	20,000	20,398
MPLX LP
5.50%, 06/01/2034	10,000	9,963
Oneok, Inc.
4.75%, 10/15/2031	5,000	4,900
ONEOK, Inc.
4.40%, 10/15/2029	5,000	4,911
5.05%, 11/01/2034	5,000	4,827
5.85%, 11/01/2064	10,000	9,400
6.10%, 11/15/2032	20,000	20,953
Targa Resources Corp.
5.55%, 08/15/2035	10,000	9,986
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	20,000	18,455
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,935
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Whistler Pipeline LLC
5.70%, 09/30/2031*	$ 15,000	$ 15,174
5.95%, 09/30/2034*	10,000	10,109
		264,419
REITS — 0.2%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,344
Crown Castle, Inc.
5.00%, 01/11/2028	20,000	20,075
Iron Mountain, Inc.
6.25%, 01/15/2033*	15,000	14,855
Regency Centers LP
5.25%, 01/15/2034	20,000	20,022
		69,296
Retail — 0.3%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	8,855
5.40%, 07/15/2034	5,000	5,052
6.55%, 11/01/2033	5,000	5,441
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	52,524
5.63%, 01/01/2030*	40,000	38,785
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	5,000	4,897
		115,554
Semiconductors — 0.5%
Broadcom, Inc.
4.15%, 02/15/2028	25,000	24,788
5.05%, 07/12/2029	10,000	10,139
Intel Corp.
3.05%, 08/12/2051	7,000	4,116
3.10%, 02/15/2060	5,000	2,773
3.25%, 11/15/2049	10,000	6,274
3.73%, 12/08/2047	20,000	13,941
5.70%, 02/10/2053	7,000	6,434
5.90%, 02/10/2063	7,000	6,560
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	12,180
Microchip Technology, Inc.
4.90%, 03/15/2028	20,000	20,060
5.05%, 02/15/2030	20,000	19,969
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	15,072
5.55%, 12/01/2028	10,000	10,242
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,533
		170,081
Software — 0.8%
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	57,050
MSCI, Inc.
3.63%, 11/01/2031*	20,000	18,056
Open Text Corp.
3.88%, 12/01/2029*	70,000	63,676
6.90%, 12/01/2027*	10,000	10,350
Oracle Corp.
2.30%, 03/25/2028	20,000	18,786
3.60%, 04/01/2040	6,000	4,719
3.85%, 04/01/2060	13,000	8,933
4.90%, 02/06/2033	26,000	25,565

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
5.25%, 02/03/2032	$ 5,000	$ 5,065
5.50%, 09/27/2064	5,000	4,533
SS&C Technologies, Inc.
5.50%, 09/30/2027*	65,000	64,508
		281,241
Telecommunications — 0.4%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,349
3.80%, 12/01/2057	25,000	17,551
4.50%, 05/15/2035	10,000	9,399
Cisco Systems, Inc.
4.75%, 02/24/2030	20,000	20,319
4.95%, 02/26/2031	15,000	15,301
5.35%, 02/26/2064	8,000	7,778
Nokia Oyj
6.63%, 05/15/2039	15,000	15,409
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	23,350
4.70%, 01/15/2035	15,000	14,435
5.13%, 05/15/2032	5,000	5,031
5.75%, 01/15/2034	10,000	10,417
		140,339
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 07/15/2025*	10,000	9,976
5.75%, 05/24/2026*	20,000	20,224
6.05%, 08/01/2028*	5,000	5,190
		35,390
Total Corporate Bonds & Notes (cost $6,584,744)		6,425,724
ASSET BACKED SECURITIES — 1.6%
Auto Loan Receivables — 0.5%
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	20,000	20,147
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	20,000	20,217
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,011
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	101,082
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*(2)	10,000	9,766
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,395
		176,618
Other Asset Backed Securities — 1.1%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	45,424
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,277
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	$ 15,000	$ 15,218
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	35,000	35,217
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,461
Series 2024-1A, Class A2 5.90%, 03/25/2049*(2)	25,000	24,524
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,497
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	30,000	30,183
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.69%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,018
		375,819
Total Asset Backed Securities (cost $548,149)		552,437
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Commercial and Residential — 3.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	117,600
Benchmark Mtg. Trust
Series 2019-B15, Class A5 2.93%, 12/15/2072	70,000	63,801
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.66%, (TSFR1M+2.34%), 08/15/2041*	100,000	100,031
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	10,000	10,123
BX Trust FRS
Series 2024-PAT, Class B 7.36%, (TSFR1M+3.04%), 03/15/2041*	10,000	9,988
Commercial Mtg. Trust
Series 2015-CR25, Class A4 3.76%, 08/10/2048	75,000	74,620
Commercial Mtg. Trust VRS
Series 2024-CBM, Class B 6.51%, 12/10/2041*(1)	17,000	17,415
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,014
Series 2021-R01, Class 1B1 7.44%, (SOFR30A+3.10%), 10/25/2041*	56,600	57,537
Series 2022-R01, Class 1B1 7.49%, (SOFR30A+3.15%), 12/25/2041*	59,000	60,338
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	121,695
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(1)	10,000	10,132
JPMBB Commercial Mtg. Securities Trust
Series 2016-JP3, Class A5 2.87%, 08/15/2049	15,000	14,531

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*(2)	$ 25,000	$ 21,669
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class A5 3.53%, 10/15/2048	15,000	14,888
NJ
Series 2025-WBRK, Class A 5.87%, 03/05/2035*	80,000	82,094
NJ VRS
Series 2025-WBRK, Class B 6.28%, 03/05/2035*(1)	80,000	81,569
NYC Commercial Mtg. Trust FRS
Series 2025-3BP, Class B 6.01%, (TSFR1M+1.69%), 02/15/2042*	100,000	99,092
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	90,725
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS1, Class D 4.01%, 05/15/2048(1)(2)	10,000	9,061
		1,066,923
U.S. Government Agency — 2.0%
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	191	189
Series 5170, Class DP 2.00%, 07/25/2050	39,308	34,249
Series 4961, Class JB 2.50%, 12/15/2042	21,564	19,631
Series 3883, Class PB 3.00%, 05/15/2041	6,438	6,148
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,560
Series 2021-HQA3, Class B1 7.69%, (SOFR30A+3.35%), 09/25/2041*	60,000	61,163
Series 2022-DNA4, Class M1B 7.69%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,152
Series 2023-HQA2, Class M1B 7.69%, (SOFR30A+3.35%), 06/25/2043*	50,000	52,246
Series 2021-DNA6, Class B1 7.74%, (SOFR30A+3.40%), 10/25/2041*	60,000	61,451
Series 2023-HQA1, Class M1B 7.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,049
Series 2022-HQA3, Class M1B 7.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,436
Series 2021-DNA7, Class B1 7.99%, (SOFR30A+3.65%), 11/25/2041*	25,000	25,752
Series 2022-DNA6, Class M1B 8.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,029
Series 2022-HQA2, Class M1B 8.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,082
Series 2022-DNA5, Class M1B 8.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,166
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,306	11,304
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 1,216	$ 1,207
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,472	3,266
Series 2012-18, Class GA 2.00%, 12/25/2041	6,746	6,290
Series 2016-11, Class GA 2.50%, 03/25/2046	10,337	9,560
Series 2019-54, Class KC 2.50%, 09/25/2049	35,584	32,910
Series 2015-48, Class QB 3.00%, 02/25/2043	6,066	5,931
Series 2016-38, Class NA 3.00%, 01/25/2046	5,203	4,820
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,341
Series 2017-34, Class JK 3.00%, 05/25/2047	3,318	3,237
Series 2019-45, Class PT 3.00%, 08/25/2049	15,243	13,773
Series 2012-52, Class PA 3.50%, 05/25/2042	6,005	5,762
Series 2017-26, Class CG 3.50%, 07/25/2044	3,994	3,955
Series 2018-23, Class LA 3.50%, 04/25/2048	15,400	14,538
Series 2019-14, Class CA 3.50%, 04/25/2049	15,079	14,446
Series 2017-35, Class AH 3.50%, 04/25/2053	4,418	4,381
Series 2017-84, Class KA 3.50%, 04/25/2053	6,297	6,218
Series 2018-70, Class HA 3.50%, 10/25/2056	9,667	9,441
Series 2019-12, Class HA 3.50%, 11/25/2057	15,806	15,164
Series 2017-49, Class JA 4.00%, 07/25/2053	5,131	5,096
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	67,298
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	4,932	4,787
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB 7.50%, 09/16/2035	349	353
		725,381
Total Collateralized Mortgage Obligations (cost $1,836,379)		1,792,304
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 36.1%
U.S. Government — 28.1%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	117,701
2.50%, 02/15/2045(3)(4)	363,000	261,715
2.88%, 08/15/2045	400,000	306,359
3.00%, 11/15/2045 to 08/15/2052	685,000	516,194
3.13%, 08/15/2044	204,000	164,539
3.38%, 08/15/2042 to 11/15/2048	800,000	658,697
3.63%, 08/15/2043	295,000	259,323
4.13%, 08/15/2044 to 08/15/2053	365,000	338,650
4.25%, 08/15/2054	555,000	523,868

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.50%, 11/15/2054	$ 155,000	$ 152,723
4.75%, 02/15/2045	240,000	244,388
United States Treasury Bonds TIPS
0.25%, 02/15/2050(5)	228,542	139,437
0.63%, 02/15/2043(5)	6,907	5,310
0.75%, 02/15/2042 to 02/15/2045(5)	449,422	353,129
1.38%, 02/15/2044(5)	149,904	130,463
United States Treasury Notes
3.13%, 08/31/2027	464,000	455,771
3.88%, 11/30/2029	610,000	608,141
4.00%, 02/15/2034	395,000	389,631
4.13%, 01/31/2027 to 10/31/2031	880,000	882,927
4.25%, 11/15/2034	245,000	245,727
4.50%, 11/15/2033	40,000	40,956
4.63%, 02/15/2035	3,040,000	3,140,700
United States Treasury Notes TIPS
1.75%, 01/15/2034(5)	144,652	144,402
		10,080,751
U.S. Government Agency — 8.0%
Government National Mtg. Assoc.
3.00%, April 30 TBA	175,000	154,984
3.50%, April 30 TBA	150,000	137,239
5.00%, March 30 TBA	150,000	147,531
Uniform Mtg. Backed Securities
2.00%, April 15 TBA	200,000	180,725
4.00%, April 30 TBA	140,000	130,440
5.50%, April 30 TBA	557,000	556,260
6.00%, April 30 TBA	1,522,000	1,545,807
		2,852,986
Total U.S. Government & Agency Obligations (cost $13,564,135)		12,933,737
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Government of Romania
5.88%, 01/30/2029*	12,000	11,950
7.50%, 02/10/2037*	10,000	10,169
Republic of Panama
6.70%, 01/26/2036	20,000	19,122
Republic of Peru
5.38%, 02/08/2035	20,000	19,604
5.88%, 08/08/2054	15,000	14,506
Republic of Uruguay
4.38%, 01/23/2031	15,000	14,734
United Mexican States
4.75%, 03/08/2044	96,000	74,304
6.05%, 01/11/2040	6,000	5,643
Total Foreign Government Obligations (cost $175,193)		170,032
MUNICIPAL SECURITIES — 0.1%
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	35,000	35,109
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	14,000	15,326
Total Municipal Securities (cost $49,616)		50,435
Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 30.7%
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	556	$ 347,123
Auto Manufacturers — 2.1%
Tesla, Inc.†	2,847	737,828
Biotechnology — 1.9%
Roivant Sciences, Ltd.†	13,304	134,237
Royalty Pharma PLC, Class A	17,901	557,258
		691,495
Commercial Services — 1.4%
Adyen NV*†	330	504,405
Computers — 1.6%
Crowdstrike Holdings, Inc., Class A†	1,589	560,250
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	6,194	299,232
Diversified Financial Services — 1.3%
Coinbase Global, Inc., Class A†	260	44,780
Federal National Mtg. Assoc.†	18,178	114,885
Intercontinental Exchange, Inc.	1,708	294,630
		454,295
Healthcare-Products — 0.9%
Danaher Corp.	1,550	317,750
Internet — 8.6%
Airbnb, Inc., Class A†	3,759	449,050
Amazon.com, Inc.†	2,297	437,027
DoorDash, Inc., Class A†	4,607	842,022
MercadoLibre, Inc.†	342	667,198
Shopify, Inc., Class A†	7,193	686,104
		3,081,401
REITS — 0.8%
American Tower Corp.	1,391	302,682
Retail — 0.8%
Floor & Decor Holdings, Inc., Class A†	3,795	305,384
Semiconductors — 0.8%
ASML Holding NV	429	284,268
Software — 7.9%
Cloudflare, Inc., Class A†	9,946	1,120,815
MicroStrategy, Inc., Class A†	2,134	615,168
ROBLOX Corp., Class A†	9,554	556,903
Snowflake, Inc., Class A†	3,702	541,084
		2,833,970
Transportation — 0.8%
Union Pacific Corp.	1,233	291,284
Total Common Stocks (cost $8,847,510)		11,011,367
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	19
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	2,947,337	8,904

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: USD 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	1,368,386	$ 656
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: USD 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	1,514,792	2,113
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	2,940,560	4,405
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	3,222,478	3,290
Total Purchased Options (cost $52,481)		19,368
Total Long-Term Investment Securities (cost $31,658,207)		32,955,423
REPURCHASE AGREEMENTS — 9.9%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$ 765,000	765,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	630,000	630,000
BNP Paribas SA Joint Repurchase Agreement(6)	630,000	630,000
Deutsche Bank AG Joint Repurchase Agreement(6)	755,000	755,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	755,000	755,000
Total Repurchase Agreements (cost $3,535,000)		3,535,000
TOTAL INVESTMENTS (cost $35,193,207)(7)	101.8%	36,490,423
Other assets less liabilities	(1.8)	(640,702)
NET ASSETS	100.0%	$35,849,721
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $4,309,976 representing 12.0% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CNY—Chinese Yuan
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	155,000	USD	Fixed 2.970%	12-Month SOFR	Annual	Annual	Mar 2053	$ 467	$ 22,167	$ 22,634
Centrally Cleared	180,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	734	6,382	7,116
Centrally Cleared	490,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(920)	(16,616)	(17,536)
								$281	$11,933	$12,214
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
14	Long	Australian 10 Year Bonds	June 2025	$980,291	$985,535	$5,244
5	Long	U.S. Treasury 10 Year Notes	June 2025	553,766	556,094	2,328
1	Long	U.S. Treasury 5 Year Notes	June 2025	108,148	108,156	8
3	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	342,000	342,375	375
						$7,955
						Unrealized (Depreciation)
9	Short	Canada 10 Year Bonds	June 2025	$ 770,446	$ 776,450	$ (6,004)
3	Short	Euro-BUND	June 2025	414,049	417,912	(3,863)
1	Short	Euro-OAT	June 2025	132,284	132,665	(381)
7	Short	U.S. Treasury 2 Year Notes	June 2025	1,443,346	1,450,203	(6,857)
1	Short	U.S. Treasury Long Bonds	June 2025	117,131	117,281	(150)
1	Short	U.S. Treasury Ultra Bonds	June 2025	122,031	122,250	(219)
						$(17,474)
		Net Unrealized Appreciation (Depreciation)				$(9,519)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	355,000	USD	388,789	04/04/2025	$4,889	$ —
	USD	384,248	EUR	355,000	04/04/2025	—	(346)
						4,889	(346)
Goldman Sachs International	BRL	504,000	USD	84,716	04/04/2025	—	(3,564)
	EUR	5,000	USD	5,412	04/04/2025	5	—
	USD	86,858	BRL	504,000	04/04/2025	1,423	—
	USD	5,422	EUR	5,000	04/04/2025	—	(15)
						1,428	(3,579)
HSBC Bank PLC	EUR	176,000	USD	190,496	04/04/2025	167	—
	USD	191,315	EUR	176,000	04/04/2025	—	(987)
						167	(987)
Societe Generale	EUR	103,000	USD	111,482	04/04/2025	96	—
	USD	111,970	EUR	103,000	04/04/2025	—	(585)
						96	(585)
State Street Bank & Trust Co.	EUR	71,000	USD	76,846	04/04/2025	66	—
	USD	77,112	EUR	71,000	04/04/2025	—	(332)
						66	(332)
Unrealized Appreciation (Depreciation)						$6,646	$(5,829)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$6,425,724	$—	$6,425,724
Asset Backed Securities:
Auto Loan Receivables	—	166,852	9,766	176,618
Other Asset Backed Securities	—	351,295	24,524	375,819
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,036,193	30,730	1,066,923
Other Industries	—	725,381	—	725,381
U.S. Government & Agency Obligations	—	12,933,737	—	12,933,737
Foreign Government Obligations	—	170,032	—	170,032
Municipal Securities	—	50,435	—	50,435
Common Stocks:
Apparel	—	347,123	—	347,123
Commercial Services	—	504,405	—	504,405
Other Industries	10,159,839	—	—	10,159,839
Escrows and Litigation Trusts	—	19	—	19
Purchased Options	—	19,368	—	19,368
Repurchase Agreements	—	3,535,000	—	3,535,000
Total Investments at Value	$10,159,839	$26,265,564	$65,020	$36,490,423
Other Financial Instruments:†
Swaps	$—	$28,549	$—	$28,549
Futures Contracts	7,955	—	—	7,955
Forward Foreign Currency Contracts	—	6,646	—	6,646
Total Other Financial Instruments	$7,955	$35,195	$—	$43,150
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$16,616	$—	$16,616
Futures Contracts	17,474	—	—	17,474
Forward Foreign Currency Contracts	—	5,829	—	5,829
Total Other Financial Instruments	$17,474	$22,445	$—	$39,919
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Australia — 3.4%
ANZ Group Holdings, Ltd.	34,862	$ 637,289
APA Group	6,141	30,383
Aristocrat Leisure, Ltd.	2,677	108,110
ASX, Ltd.	919	37,579
BHP Group, Ltd. (ASX)	34,680	841,084
BHP Group, Ltd. (LSE)	14,398	345,616
BlueScope Steel, Ltd.	2,080	27,805
Brambles, Ltd.	6,558	82,497
CAR Group, Ltd.	1,791	35,579
Cochlear, Ltd.	310	51,047
Coles Group, Ltd.	6,356	77,714
Commonwealth Bank of Australia	7,936	754,124
Computershare, Ltd.	2,500	61,501
CSL, Ltd.	2,296	359,201
Fortescue, Ltd.	8,030	77,671
Goodman Group	9,631	173,206
GPT Group	9,084	24,861
Insurance Australia Group, Ltd.	11,216	54,356
Lottery Corp., Ltd.	10,555	31,517
Macquarie Group, Ltd.	5,079	629,678
Medibank Private, Ltd.	13,060	36,324
National Australia Bank, Ltd.	14,584	312,207
Northern Star Resources, Ltd.	5,427	62,664
Origin Energy, Ltd.	8,169	54,032
Pro Medicus, Ltd.	273	34,500
Qantas Airways, Ltd.	3,516	20,051
QBE Insurance Group, Ltd.	7,139	98,339
REA Group, Ltd.	251	34,759
Reece, Ltd.	1,072	10,624
Rio Tinto, Ltd.	14,151	1,028,999
Santos, Ltd.	15,401	64,359
Scentre Group	230,421	483,632
SGH, Ltd.	965	30,189
Sonic Healthcare, Ltd.	2,164	34,904
South32, Ltd.	21,422	43,233
Stockland	11,320	34,846
Suncorp Group, Ltd.	5,135	62,179
Telstra Group, Ltd.	19,177	50,558
Transurban Group	14,720	123,695
Treasury Wine Estates, Ltd.	3,848	23,538
Vicinity, Ltd.	18,349	25,379
Washington H. Soul Pattinson & Co., Ltd.	1,134	24,683
Wesfarmers, Ltd.	5,381	243,828
Westpac Banking Corp.	16,278	323,171
WiseTech Global, Ltd.	872	44,875
Woodside Energy Group, Ltd.	9,004	130,271
Woolworths Group, Ltd.	5,793	107,312
Worley, Ltd.	38,391	346,783
		8,330,752
Austria — 0.6%
Erste Group Bank AG	20,047	1,392,812
OMV AG	698	35,808
Verbund AG	323	22,914
		1,451,534
Belgium — 0.6%
Ageas SA	713	42,838
Anheuser-Busch InBev SA NV	4,261	262,372
D'ieteren Group	102	17,573
Groupe Bruxelles Lambert NV	394	29,459
KBC Group NV	1,089	99,599
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Lotus Bakeries NV	2	$ 17,815
Sofina SA	73	18,675
Syensqo SA	349	23,879
UCB SA	5,999	1,058,006
		1,570,216
Bermuda — 0.0%
Aegon, Ltd.	6,270	41,241
CK Infrastructure Holdings, Ltd.	3,000	17,966
Hongkong Land Holdings, Ltd.	5,200	22,527
Jardine Matheson Holdings, Ltd.	803	33,942
		115,676
Brazil — 0.1%
NU Holdings, Ltd., Class A†	19,885	203,622
Canada — 1.7%
Brookfield Corp.	9,791	512,394
Definity Financial Corp.	8,385	372,563
Element Fleet Management Corp.	39,559	786,479
Great-West Lifeco, Inc.	13,449	526,913
Magna International, Inc.	6,234	211,894
National Bank of Canada	7,652	631,547
Nutrien, Ltd.	10,240	508,211
Toronto-Dominion Bank	10,075	603,709
		4,153,710
China — 0.5%
Alibaba Group Holding, Ltd. ADR	1,580	208,923
Contemporary Amperex Technology Co., Ltd., Class A	8,500	297,908
Meituan, Class B*†	14,900	301,257
Tencent Holdings, Ltd.	3,500	223,064
Tencent Music Entertainment Group ADR†	23,414	337,396
		1,368,548
Denmark — 2.0%
AP Moller-Maersk A/S, Series A	14	24,011
AP Moller-Maersk A/S, Series B	22	38,495
Carlsberg A/S, Class B	453	57,699
Coloplast A/S, Class B	598	62,880
Danske Bank A/S	3,271	107,244
Demant A/S†	419	14,088
DSV A/S	969	187,568
Genmab A/S†	1,245	243,054
Novo Nordisk A/S, Class B	42,499	2,945,706
Novonesis (Novozymes), Class B	1,671	97,384
Orsted A/S*†	797	35,089
Pandora A/S	2,792	427,546
Rockwool A/S, Class B	45	18,676
Tryg A/S	1,608	38,273
Vestas Wind Systems A/S†	42,762	589,672
Zealand Pharma A/S†	303	22,805
		4,910,190
Finland — 0.8%
Elisa Oyj	674	32,842
Fortum Oyj	2,127	34,870
Kesko Oyj, Class B	1,295	26,500
Kone Oyj, Class B	1,612	89,193
Mandatum Oyj	38,322	232,494
Metso Oyj	2,948	30,498
Neste Oyj	2,006	18,482
Nokia Oyj	23,925	126,168
Nordea Bank Abp	14,949	191,163

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Orion Oyj, Class B	514	$ 30,563
Sampo Oyj, Class A	79,812	764,392
Stora Enso Oyj, Class R	28,289	268,440
UPM-Kymmene Oyj	2,531	67,929
Wartsila OYJ Abp	2,385	42,576
		1,956,110
France — 9.9%
Accor SA	924	42,183
Aeroports de Paris SA	164	16,774
Air Liquide SA	6,505	1,237,912
Alstom SA†	1,641	36,330
Amundi SA*	292	22,916
Arkema SA	271	20,686
AXA SA	31,682	1,352,516
BioMerieux	196	24,223
BNP Paribas SA	18,986	1,581,205
Bollore SE	3,381	19,822
Bouygues SA	899	35,450
Bureau Veritas SA	1,507	45,563
Capgemini SE	731	109,310
Carrefour SA	2,572	36,885
Cie de Saint-Gobain SA	5,386	535,380
Cie Generale des Etablissements Michelin SCA	3,179	111,552
Covivio SA	265	14,887
Credit Agricole SA	5,047	91,747
Danone SA	3,061	234,559
Dassault Aviation SA	93	30,942
Dassault Systemes SE	3,174	120,955
Edenred SE	6,834	222,994
Eiffage SA	325	37,899
Engie SA	40,958	798,099
EssilorLuxottica SA	7,439	2,140,088
Eurazeo SE	198	14,687
FDJ United *	483	15,183
Gecina SA	218	20,538
Getlink SE	1,434	24,851
Hermes International S.C.A.	150	393,071
Ipsen SA	179	20,626
Kering SA	1,945	403,948
Klepierre SA	1,020	34,112
Legrand SA	16,688	1,766,996
L'Oreal SA	2,630	976,545
LVMH Moet Hennessy Louis Vuitton SE	2,279	1,422,831
Orange SA	8,830	114,492
Pernod Ricard SA	957	95,060
Publicis Groupe SA	1,085	102,235
Renault SA	912	46,344
Rexel SA	1,061	28,504
Safran SA	5,045	1,330,901
Sanofi SA	27,534	3,051,039
Sartorius Stedim Biotech	138	27,445
Schneider Electric SE	8,361	1,935,428
Societe Generale SA	16,427	741,643
Sodexo SA	420	26,984
Teleperformance SE	2,092	210,894
Thales SA	1,488	399,514
TotalEnergies SE	29,751	1,922,828
Veolia Environnement SA	3,337	114,697
Vinci SA	2,345	296,333
		24,458,606
Security Description	Shares or Principal Amount	Value

Germany — 9.8%
adidas AG	811	$ 189,912
Allianz SE	6,288	2,397,369
BASF SE	11,214	557,344
Bayer AG	4,659	111,214
Bayerische Motoren Werke AG	14,119	1,126,133
Bayerische Motoren Werke AG (Preference Shares)	265	19,759
Beiersdorf AG	4,962	642,350
Brenntag SE	582	37,603
Commerzbank AG	4,494	102,019
Continental AG	522	36,487
Covestro AG†	6,566	421,716
CTS Eventim AG & Co. KGaA	296	29,572
Daimler Truck Holding AG	2,253	90,570
Delivery Hero SE*†	893	21,190
Deutsche Bank AG	8,777	207,279
Deutsche Boerse AG	893	263,198
Deutsche Lufthansa AG	2,845	20,594
Deutsche Post AG	4,552	194,295
Deutsche Telekom AG	16,552	612,897
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	540	26,897
E.ON SE	10,647	160,676
Evonik Industries AG	1,215	26,220
Fresenius Medical Care AG	974	48,103
Fresenius SE & Co. KGaA†	2,003	85,389
GEA Group AG	735	44,468
Hannover Rueck SE	286	84,903
Heidelberg Materials AG	648	110,875
Henkel AG & Co. KGaA	493	35,507
Henkel AG & Co. KGaA (Preference Shares)	803	63,838
Infineon Technologies AG	37,122	1,225,942
KION Group AG	6,185	255,425
Knorr-Bremse AG	344	31,164
LEG Immobilien SE	353	24,988
Mercedes-Benz Group AG	3,425	200,853
Merck KGaA	613	83,928
MTU Aero Engines AG	255	88,320
Muenchener Rueckversicherungs-Gesellschaft AG	2,941	1,853,799
Nemetschek SE	274	31,774
Porsche Automobil Holding SE (Preference Shares)	726	27,132
Puma SE	497	12,035
Rational AG	24	19,886
Rheinmetall AG	387	555,038
RWE AG	2,998	107,079
SAP SE	20,968	5,566,817
Sartorius AG (Preference Shares)	124	28,681
Scout24 SE*	356	37,107
Siemens AG	19,921	4,570,449
Siemens Energy AG†	3,032	177,039
Siemens Healthineers AG*	23,364	1,253,592
Symrise AG	630	65,250
Talanx AG	306	32,009
Volkswagen AG (Preference Shares)	978	99,052
Vonovia SE	3,512	94,751
Zalando SE*†	1,064	36,714
		24,247,201
Hong Kong — 1.2%
AIA Group, Ltd.	111,000	839,072
BOC Hong Kong Holdings, Ltd.	200,000	809,665
CK Asset Holdings, Ltd.	9,360	38,017
CK Hutchison Holdings, Ltd.	12,860	72,691
CLP Holdings, Ltd.	8,000	65,212
Futu Holdings, Ltd. ADR	264	27,020

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Galaxy Entertainment Group, Ltd.	10,000	$ 39,274
Hang Seng Bank, Ltd.	3,600	48,913
Henderson Land Development Co., Ltd.	7,062	20,384
HKT Trust & HKT, Ltd.	18,000	24,082
Hong Kong & China Gas Co., Ltd.	53,533	46,108
Hong Kong Exchanges & Clearing, Ltd.	5,700	253,565
Link REIT	12,340	57,970
MTR Corp., Ltd.	7,500	24,615
Power Assets Holdings, Ltd.	6,500	38,924
Sino Land Co., Ltd.	20,000	20,032
SITC International Holdings Co., Ltd.	6,000	16,309
Sun Hung Kai Properties, Ltd.	7,000	66,448
Swire Pacific, Ltd., Class A	2,000	17,631
Techtronic Industries Co., Ltd.	35,000	421,536
WH Group, Ltd.*	39,500	36,321
Wharf Holdings, Ltd.	5,000	11,904
Wharf Real Estate Investment Co., Ltd.	8,000	19,483
		3,015,176
India — 0.4%
HDFC Bank, Ltd.	25,065	533,094
HDFC Bank, Ltd. ADR	5,322	353,594
		886,688
Indonesia — 0.2%
Bank Central Asia Tbk PT	790,400	402,542
Ireland — 0.7%
AIB Group PLC	9,938	64,511
Bank of Ireland Group PLC	4,758	56,308
DCC PLC	5,628	375,734
James Hardie Industries PLC CDI†	2,038	48,347
Kerry Group PLC, Class A	709	74,329
Kingspan Group PLC	13,314	1,076,756
		1,695,985
Isle of Man — 0.0%
Entain PLC	2,880	21,701
Israel — 0.5%
Azrieli Group, Ltd.	201	13,544
Bank Hapoalim BM	5,969	80,856
Bank Leumi Le-Israel BM	7,125	95,774
Check Point Software Technologies, Ltd.†	414	94,359
CyberArk Software, Ltd.†	203	68,614
Elbit Systems, Ltd.	127	48,727
Global-e Online, Ltd.†	472	16,827
ICL Group, Ltd.	3,671	20,777
Israel Discount Bank, Ltd., Class A	5,846	40,622
Mizrahi Tefahot Bank, Ltd.	736	33,047
Monday.com, Ltd.†	176	42,796
Nice, Ltd.†	298	45,842
Nova, Ltd.†	139	25,856
Teva Pharmaceutical Industries, Ltd. ADR†	34,680	533,032
Wix.com, Ltd.†	249	40,682
		1,201,355
Italy — 2.3%
Amplifon SpA	590	11,932
Banco BPM SpA	6,107	62,099
BPER Banca SpA	4,719	37,019
DiaSorin SpA	106	10,499
Enel SpA	38,569	312,862
Eni SpA	10,124	156,360
Security Description	Shares or Principal Amount	Value

Italy (continued)
FinecoBank Banca Fineco SpA	64,562	$ 1,279,114
Generali	4,465	156,868
Infrastrutture Wireless Italiane SpA*	1,547	16,380
Intesa Sanpaolo SpA	181,256	933,188
Leonardo SpA	1,919	93,659
Mediobanca Banca di Credito Finanziario SpA	2,371	44,522
Moncler SpA	8,099	500,454
Nexi SpA*†	2,333	12,423
Poste Italiane SpA*	2,168	38,623
Prysmian SpA	13,557	744,165
Recordati Industria Chimica e Farmaceutica SpA	545	30,883
Snam SpA	9,563	49,612
Telecom Italia SpA†	47,251	15,976
Terna - Rete Elettrica Nazionale	6,672	60,391
UniCredit SpA	19,299	1,083,203
Unipol Assicurazioni SpA	1,701	27,204
		5,677,436
Japan — 20.1%
Advantest Corp.	3,600	160,128
Aeon Co., Ltd.	3,100	77,676
AGC, Inc.	900	27,376
Aisin Corp.	2,500	27,205
Ajinomoto Co., Inc.	4,400	87,025
ANA Holdings, Inc.	800	14,739
Asahi Group Holdings, Ltd.	6,900	88,230
Asahi Kasei Corp.	5,900	41,303
Asics Corp.	3,100	65,838
Astellas Pharma, Inc.	33,700	325,648
Bandai Namco Holdings, Inc.	2,800	93,848
Bridgestone Corp.	18,300	734,952
Canon, Inc.	4,400	137,195
Capcom Co., Ltd.	1,600	39,452
Central Japan Railway Co.	3,700	70,470
Chiba Bank, Ltd.	2,700	25,351
Chubu Electric Power Co., Inc.	3,100	33,623
Chugai Pharmaceutical Co., Ltd.	13,600	621,165
Concordia Financial Group, Ltd.	5,000	32,956
Dai Nippon Printing Co., Ltd.	1,800	25,546
Daifuku Co., Ltd.	1,544	37,675
Dai-ichi Life Holdings, Inc.	17,200	130,941
Daiichi Sankyo Co., Ltd.	8,300	194,767
Daikin Industries, Ltd.	6,000	651,404
Daito Trust Construction Co., Ltd.	300	30,683
Daiwa House Industry Co., Ltd.	2,700	89,253
Daiwa Securities Group, Inc.	6,300	42,034
Denso Corp.	38,400	476,427
Dentsu Group, Inc.	900	19,814
Disco Corp.	400	82,356
East Japan Railway Co.	4,300	84,772
Eisai Co., Ltd.	1,200	33,292
Electric Power Development Co., Ltd.	15,800	267,101
ENEOS Holdings, Inc.	12,950	67,940
FANUC Corp.	21,100	575,848
Fast Retailing Co., Ltd.	900	268,765
Fuji Electric Co., Ltd.	600	25,480
FUJIFILM Holdings Corp.	49,300	943,819
Fujikura, Ltd.	1,200	44,098
Fujitsu, Ltd.	8,300	165,001
Hamamatsu Photonics KK	14,900	145,580
Hankyu Hanshin Holdings, Inc.	1,100	29,533
Hikari Tsushin, Inc.	100	25,778
Hitachi, Ltd.	71,700	1,659,932

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Honda Motor Co., Ltd.	21,300	$ 193,249
Hoshizaki Corp.	500	19,284
Hoya Corp.	1,700	191,767
Hulic Co., Ltd.	2,200	21,112
Idemitsu Kosan Co., Ltd.	4,295	30,257
Inpex Corp.	4,200	57,802
Isetan Mitsukoshi Holdings, Ltd.	22,600	323,664
Isuzu Motors, Ltd.	2,700	36,568
ITOCHU Corp.	23,300	1,076,428
Japan Airlines Co., Ltd.	700	11,955
Japan Exchange Group, Inc.	75,500	773,549
Japan Post Bank Co., Ltd.	6,900	69,687
Japan Post Holdings Co., Ltd.	9,100	90,903
Japan Post Insurance Co., Ltd.	900	18,254
Japan Tobacco, Inc.	5,700	156,531
JFE Holdings, Inc.	2,700	33,031
Kajima Corp.	1,900	38,795
Kansai Electric Power Co., Inc.	4,500	53,210
Kao Corp.	2,200	95,069
Kawasaki Kisen Kaisha, Ltd.	1,800	24,326
KDDI Corp.	96,400	1,521,302
Keyence Corp.	2,500	981,268
Kikkoman Corp.	3,200	30,810
Kirin Holdings Co., Ltd.	3,700	51,292
Kobe Bussan Co., Ltd.	664	15,602
Kokusai Electric Corp.	15,300	251,591
Komatsu, Ltd.	4,300	124,780
Konami Group Corp.	500	59,057
Kubota Corp.	4,600	56,478
Kyocera Corp.	6,100	68,742
Kyowa Kirin Co., Ltd.	1,100	15,952
Lasertec Corp.	390	33,456
LY Corp.	83,700	283,025
M3, Inc.†	2,100	24,046
Makita Corp.	1,100	36,507
Marubeni Corp.	6,700	107,052
MatsukiyoCocokara & Co.	1,600	25,041
MEIJI Holdings Co., Ltd.	1,100	23,809
Minebea Mitsumi, Inc.	1,700	24,822
Mitsubishi Chemical Group Corp.	6,400	31,587
Mitsubishi Corp.	34,700	610,287
Mitsubishi Electric Corp.	49,900	911,096
Mitsubishi Estate Co., Ltd.	34,600	564,679
Mitsubishi HC Capital, Inc.	24,600	165,473
Mitsubishi Heavy Industries, Ltd.	15,200	259,753
Mitsubishi UFJ Financial Group, Inc.	306,500	4,139,354
Mitsui & Co., Ltd.	12,000	225,547
Mitsui Fudosan Co., Ltd.	83,700	747,241
Mitsui OSK Lines, Ltd.	1,600	55,510
Mizuho Financial Group, Inc.	11,440	311,574
MonotaRO Co., Ltd.	1,200	22,410
MS&AD Insurance Group Holdings, Inc.	55,700	1,206,580
Murata Manufacturing Co., Ltd.	22,000	342,048
NEC Corp.	6,000	127,334
Nexon Co., Ltd.	1,600	21,870
NIDEC Corp.	4,000	66,977
Nintendo Co., Ltd.	18,500	1,261,875
Nippon Building Fund, Inc.	36	30,579
Nippon Paint Holdings Co., Ltd.	4,500	33,751
Nippon Sanso Holdings Corp.	800	24,175
Nippon Steel Corp.	4,600	98,199
Nippon Telegraph & Telephone Corp.	141,700	136,866
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nippon Yusen KK	2,100	$ 69,145
Nissan Motor Co., Ltd.	10,600	26,919
Nissin Foods Holdings Co., Ltd.	900	18,326
Nitori Holdings Co., Ltd.	6,000	594,068
Nitto Denko Corp.	3,400	62,664
Nomura Holdings, Inc.	14,300	87,669
Nomura Research Institute, Ltd.	14,900	483,531
NTT Data Group Corp.	3,000	54,223
Obayashi Corp.	3,100	41,215
Obic Co., Ltd.	1,500	43,281
Olympus Corp.	5,300	69,614
Omron Corp.	800	22,538
Ono Pharmaceutical Co., Ltd.	1,800	19,325
Oracle Corp. Japan	200	21,032
Oriental Land Co., Ltd.	5,100	100,361
ORIX Corp.	5,500	113,791
Osaka Gas Co., Ltd.	1,700	38,496
Otsuka Corp.	1,100	23,834
Otsuka Holdings Co., Ltd.	2,100	109,005
Pan Pacific International Holdings Corp.	1,800	49,272
Panasonic Holdings Corp.	54,900	657,643
Rakuten Group, Inc.†	7,100	40,630
Recruit Holdings Co., Ltd.	24,700	1,283,173
Renesas Electronics Corp.	29,121	395,564
Resona Holdings, Inc.	9,900	85,687
Ricoh Co., Ltd.	2,500	26,440
SBI Holdings, Inc.	1,300	34,866
SCREEN Holdings Co., Ltd.	400	26,074
SCSK Corp.	724	17,866
Secom Co., Ltd.	2,000	68,094
Seiko Epson Corp.	1,400	22,379
Sekisui Chemical Co., Ltd.	1,800	30,673
Sekisui House, Ltd.	2,800	62,621
Seven & i Holdings Co., Ltd.	49,100	713,566
SG Holdings Co., Ltd.	1,544	15,408
Shimadzu Corp.	1,100	27,512
Shimano, Inc.	3,500	491,262
Shimizu Corp.	24,300	215,494
Shin-Etsu Chemical Co., Ltd.	25,600	729,360
Shionogi & Co., Ltd.	3,600	54,273
Shiseido Co., Ltd.	1,900	35,920
SMC Corp.	2,100	747,250
SoftBank Corp.	135,700	189,109
SoftBank Group Corp.	4,500	227,711
Sompo Holdings, Inc.	4,200	127,318
Sony Group Corp.	139,900	3,563,462
Stanley Electric Co., Ltd.	6,300	118,399
Subaru Corp.	18,400	327,598
Sumitomo Corp.	30,400	682,924
Sumitomo Electric Industries, Ltd.	3,400	56,741
Sumitomo Metal Mining Co., Ltd.	1,200	26,076
Sumitomo Mitsui Financial Group, Inc.	17,700	451,630
Sumitomo Mitsui Trust Group, Inc.	15,400	384,285
Sumitomo Realty & Development Co., Ltd.	1,500	56,284
Suntory Beverage & Food, Ltd.	700	23,061
Suzuki Motor Corp.	40,500	493,799
Sysmex Corp.	13,800	262,545
T&D Holdings, Inc.	2,300	48,992
Taisei Corp.	800	35,406
Takeda Pharmaceutical Co., Ltd.	7,500	222,733
TDK Corp.	9,200	96,039
TechnoPro Holdings, Inc.	15,400	342,082
Terumo Corp.	51,000	957,519

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TIS, Inc.	1,052	$ 29,055
Toho Co., Ltd.	500	24,826
Tokio Marine Holdings, Inc.	36,700	1,415,431
Tokyo Electron, Ltd.	5,200	709,075
Tokyo Gas Co., Ltd.	1,700	54,043
Tokyo Metro Co., Ltd.	1,400	17,001
Tokyu Corp.	2,500	28,140
Toppan Holdings, Inc.	1,100	30,050
Toray Industries, Inc.	6,600	45,071
Toyota Industries Corp.	11,900	1,015,590
Toyota Motor Corp.	93,800	1,654,492
Toyota Tsusho Corp.	3,000	50,115
Trend Micro, Inc.	600	40,364
Unicharm Corp.	67,200	534,513
Welcia Holdings Co., Ltd.	2,900	41,814
West Japan Railway Co.	2,100	40,945
Yakult Honsha Co., Ltd.	1,200	22,786
Yamaha Motor Co., Ltd.	4,400	35,162
Yaskawa Electric Corp.	1,100	27,594
Yokogawa Electric Corp.	1,100	21,365
Zensho Holdings Co., Ltd.	500	26,817
ZOZO, Inc.	1,890	18,158
		49,673,041
Jersey — 0.5%
CVC Capital Partners PLC*†	17,126	340,362
Experian PLC	4,362	202,167
Glencore PLC	49,179	180,911
WPP PLC	59,596	450,359
		1,173,799
Luxembourg — 0.1%
ArcelorMittal SA	2,224	64,236
Eurofins Scientific SE	641	34,155
InPost SA†	1,067	15,703
Samsonite Group SA*	93,900	221,827
Tenaris SA	1,959	38,274
		374,195
Macau — 0.0%
Sands China, Ltd.†	11,600	23,361
Netherlands — 5.4%
ABN AMRO Bank NV CVA*	2,173	45,766
Adyen NV*†	256	391,296
AerCap Holdings NV	915	93,486
Airbus SE	7,996	1,409,879
Akzo Nobel NV	6,177	380,820
Argenx SE†	286	168,904
Argenx SE ADR†	735	435,021
ASM International NV	909	416,484
ASML Holding NV	6,045	3,999,959
ASR Nederland NV	752	43,285
BE Semiconductor Industries NV	2,368	245,971
Davide Campari-Milano NV	2,919	17,138
Euronext NV*	371	53,730
EXOR NV	472	42,949
Ferrari NV	598	255,060
Ferrovial SE	2,249	100,669
Heineken Holding NV	615	44,653
Heineken NV	17,490	1,428,347
IMCD NV	280	37,269
ING Groep NV	64,233	1,257,464
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
JDE Peet's NV	810	$ 17,799
Koninklijke Ahold Delhaize NV	4,365	163,189
Koninklijke KPN NV	18,442	78,078
Koninklijke Philips NV†	29,605	752,165
NN Group NV	1,276	71,022
NXP Semiconductors NV	2,574	489,214
Prosus NV	6,487	302,625
QIAGEN NV	1,023	40,598
Randstad NV	515	21,423
Stellantis NV	9,613	107,648
STMicroelectronics NV	3,211	70,286
Universal Music Group NV	3,904	107,601
Wolters Kluwer NV	1,131	175,674
		13,265,472
New Zealand — 0.2%
Auckland International Airport, Ltd.	7,975	37,023
Contact Energy, Ltd.	3,784	19,668
Fisher & Paykel Healthcare Corp., Ltd.	2,780	53,069
Infratil, Ltd.	4,361	25,748
Meridian Energy, Ltd.	6,180	19,670
Xero, Ltd.†	3,557	347,754
		502,932
Norway — 1.8%
Aker BP ASA	1,499	35,518
DNB Bank ASA	84,434	2,220,799
Equinor ASA	37,352	989,181
Gjensidige Forsikring ASA	948	21,811
Kongsberg Gruppen ASA	417	61,139
Mowi ASA	2,207	41,111
Norsk Hydro ASA	83,666	487,983
Orkla ASA	3,324	36,491
Salmar ASA	313	15,048
Storebrand ASA	43,567	552,996
Telenor ASA	2,920	41,716
Yara International ASA	785	23,768
		4,527,561
Portugal — 0.3%
EDP SA	14,881	50,308
Galp Energia SGPS SA	1,979	34,799
Jeronimo Martins SGPS SA	33,906	720,240
		805,347
Singapore — 1.6%
CapitaLand Ascendas REIT	17,700	35,057
CapitaLand Integrated Commercial Trust	27,692	43,121
CapitaLand Investment, Ltd.	11,100	22,535
DBS Group Holdings, Ltd.	51,320	1,761,274
Genting Singapore, Ltd.	28,700	15,888
Grab Holdings, Ltd., Class A†	10,947	49,590
Keppel, Ltd.	6,900	35,292
Oversea-Chinese Banking Corp., Ltd.	16,100	205,747
Sea, Ltd. ADR†	1,743	227,444
Sembcorp Industries, Ltd.	4,195	19,600
Singapore Airlines, Ltd.	7,100	35,802
Singapore Exchange, Ltd.	4,100	40,817
Singapore Technologies Engineering, Ltd.	7,400	37,237
Singapore Telecommunications, Ltd.	35,210	89,271
United Overseas Bank, Ltd.	29,600	833,660

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	169,400	$ 420,400
Yangzijiang Shipbuilding Holdings, Ltd.	12,200	21,301
		3,894,036
South Korea — 0.5%
KT Corp.	12,676	426,425
Samsung Electronics Co., Ltd.	14,488	573,750
Samsung SDI Co., Ltd.	1,451	187,841
		1,188,016
Spain — 3.0%
Acciona SA	117	15,321
ACS Actividades de Construccion y Servicios SA	845	48,197
Aena SME SA*	356	83,451
Amadeus IT Group SA	8,702	666,862
Banco Bilbao Vizcaya Argentaria SA	129,499	1,765,233
Banco de Sabadell SA	25,798	72,629
Banco Santander SA	71,855	483,976
Bankinter SA	55,061	612,614
CaixaBank SA	18,713	145,645
Cellnex Telecom SA*	2,513	89,202
EDP Renovaveis SA	1,479	12,335
Endesa SA	1,506	39,883
Grifols SA†	1,415	12,607
Iberdrola SA	93,584	1,512,917
Industria de Diseno Textil SA	21,617	1,078,303
Puig Brands SA, Class B†	12,522	213,674
Redeia Corp. SA	17,957	360,601
Repsol SA	5,489	72,935
Telefonica SA	18,822	88,568
		7,374,953
SupraNational — 0.0%
Unibail-Rodamco-Westfield	575	48,478
Sweden — 2.6%
AddTech AB, Class B	1,233	36,145
Alfa Laval AB	1,372	58,753
Assa Abloy AB, Class B	4,753	142,821
Atlas Copco AB, Class A	12,737	204,079
Atlas Copco AB, Class B	7,402	104,371
Beijer Ref AB	1,825	25,610
Boliden AB	1,297	42,466
Elekta AB, Series B	31,339	164,206
Epiroc AB, Class A	3,125	63,120
Epiroc AB, Class B	1,850	32,684
EQT AB	1,766	53,991
Essity AB, Class B	2,894	82,254
Evolution AB*	753	56,171
Fastighets AB Balder, Class B†	3,405	21,318
H & M Hennes & Mauritz AB, Class B	2,686	35,460
Hexagon AB, Class B	9,846	105,504
Holmen AB, Class B	361	14,310
Industrivarden AB, Class A	565	20,788
Industrivarden AB, Class C	734	26,993
Indutrade AB	1,296	36,013
Investment AB Latour, Class B	702	19,142
Investor AB, Class B	8,208	245,006
L E Lundbergforetagen AB, Class B	360	18,065
Lifco AB, Class B	1,105	39,116
Nibe Industrier AB, Class B	7,187	27,401
Saab AB, Class B	1,519	59,678
Sagax AB, Class B	1,042	21,854
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Sandvik AB	28,113	$ 593,061
Securitas AB, Class B	2,332	32,988
Skandinaviska Enskilda Banken AB, Class A	37,420	613,550
Skanska AB, Class B	1,614	35,675
SKF AB, Class B	1,617	32,835
Spotify Technology SA†	2,966	1,631,389
Svenska Cellulosa AB SCA, Class B	2,877	37,921
Svenska Handelsbanken AB, Class A	59,967	677,012
Swedbank AB, Class A	4,026	91,586
Swedish Orphan Biovitrum AB†	928	26,576
Tele2 AB, Class B	2,592	34,945
Telefonaktiebolaget LM Ericsson, Class B	73,833	572,763
Telia Co. AB	11,188	40,373
Trelleborg AB, Class B	1,010	37,676
Volvo AB, Class B	7,533	221,542
		6,437,211
Switzerland — 8.6%
ABB, Ltd.	26,188	1,355,261
Alcon AG	17,016	1,606,434
Avolta AG	417	18,246
Baloise Holding AG	195	40,937
Banque Cantonale Vaudoise	143	15,598
Barry Callebaut AG	120	159,163
BKW AG	100	17,547
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	62	836,813
Cie Financiere Richemont SA, Class A	9,769	1,705,918
Coca-Cola HBC AG	1,031	46,685
DSM-Firmenich AG	882	87,413
EMS-Chemie Holding AG	33	22,417
Galderma Group AG†	395	42,044
Geberit AG	159	99,270
Givaudan SA	44	189,079
Helvetia Holding AG	176	36,498
Holcim AG	2,472	265,921
Julius Baer Group, Ltd.	8,022	554,111
Kuehne & Nagel International AG	229	53,022
Logitech International SA	721	61,318
Lonza Group AG	1,354	833,353
Nestle SA	30,479	3,082,265
Novartis AG	19,336	2,150,890
Partners Group Holding AG	108	153,254
Roche Holding AG	14,398	4,734,099
Roche Holding AG (BR)	152	52,776
Sandoz Group AG	1,982	83,370
Schindler Holding AG	111	33,563
Schindler Holding AG (Participation Certificate)	193	60,297
SGS SA	719	71,371
SIG Group AG	1,450	26,794
Sika AG	723	175,129
Sonova Holding AG	957	278,968
Straumann Holding AG	529	63,889
Swatch Group AG	137	23,661
Swiss Life Holding AG	136	123,880
Swiss Prime Site AG	367	45,069
Swiss Re AG	1,430	242,736
Swisscom AG	123	70,820
Temenos AG	267	20,729
UBS Group AG	15,597	477,917
VAT Group AG*	128	46,254
Zurich Insurance Group AG	1,610	1,123,032
		21,187,811

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan — 0.9%
Largan Precision Co., Ltd.	2,000	$ 143,081
Taiwan Semiconductor Manufacturing Co., Ltd.	75,000	2,090,835
		2,233,916
United Kingdom — 16.5%
3i Group PLC	4,616	216,236
Admiral Group PLC	9,285	343,108
Anglo American PLC	6,026	169,164
Antofagasta PLC	50,544	1,104,025
ARM Holdings PLC ADR†	2,937	313,642
Ashtead Group PLC	4,531	244,689
Associated British Foods PLC	1,555	38,462
AstraZeneca PLC	19,185	2,803,786
AstraZeneca PLC ADR	18,939	1,392,017
Auto Trader Group PLC*	4,212	40,636
Aviva PLC	12,698	91,508
BAE Systems PLC	60,087	1,215,887
Barclays PLC	68,380	256,773
Barratt Redrow PLC	6,537	35,946
BP PLC	76,450	431,202
Bridgepoint Group PLC*	64,991	270,295
British American Tobacco PLC	9,425	388,566
BT Group PLC	299,940	644,076
Bunzl PLC	31,829	1,219,532
Burberry Group PLC	24,858	251,390
Centrica PLC	24,079	46,532
Coca-Cola Europacific Partners PLC	975	84,854
Compass Group PLC	36,830	1,215,957
Croda International PLC	629	23,837
Diageo PLC	54,672	1,426,216
Dowlais Group PLC	98,023	76,785
GSK PLC	69,270	1,322,980
Haleon PLC	256,062	1,296,039
Halma PLC	1,800	60,201
Hikma Pharmaceuticals PLC	789	19,853
HSBC Holdings PLC	84,756	961,022
Imperial Brands PLC	3,760	139,048
Informa PLC	6,308	63,101
InterContinental Hotels Group PLC	751	80,826
Intertek Group PLC	765	49,534
J Sainsbury PLC	8,319	25,300
JD Sports Fashion PLC	12,290	10,808
Johnson Matthey PLC	11,726	201,476
Kingfisher PLC	338,200	1,113,069
Land Securities Group PLC	3,356	23,850
Legal & General Group PLC	27,946	88,162
Lloyds Banking Group PLC	2,281,536	2,134,540
London Stock Exchange Group PLC	2,268	336,326
M&G PLC	10,829	27,918
Marks & Spencer Group PLC	9,729	44,771
Melrose Industries PLC	99,926	615,833
Mondi PLC	2,093	31,204
National Grid PLC	150,734	1,963,802
NatWest Group PLC	36,285	212,588
Next PLC	5,320	765,881
Pearson PLC	2,844	44,938
Persimmon PLC	14,665	226,264
Phoenix Group Holdings PLC	3,330	24,688
Prudential PLC	12,564	135,552
Reckitt Benckiser Group PLC	18,967	1,281,697
RELX PLC	35,722	1,794,360
Rentokil Initial PLC	11,972	54,102
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Rio Tinto PLC	5,347	$ 319,657
Rolls-Royce Holdings PLC†	40,331	389,943
Sage Group PLC	4,754	74,264
Schroders PLC	3,807	17,224
Segro PLC	29,578	263,979
Severn Trent PLC	1,281	41,937
Shell PLC	28,905	1,052,007
Shell PLC (XAMS)	63,623	2,331,856
Shell PLC ADR	12,256	898,120
Smith & Nephew PLC	3,939	55,403
Smiths Group PLC	1,626	40,724
Spirax Group PLC	349	28,107
SSE PLC	5,233	107,687
Standard Chartered PLC	51,156	758,183
Tesco PLC	31,966	137,330
Unilever PLC	66,609	3,968,145
United Utilities Group PLC	3,234	42,175
Vodafone Group PLC	96,430	90,240
Whitbread PLC	15,306	486,727
Wise PLC, Class A†	3,159	38,686
		40,637,248
United States — 1.4%
Autoliv, Inc. SDR	4,579	405,790
Booking Holdings, Inc.	156	718,678
Broadcom, Inc.	4,371	731,837
Ferguson Enterprises, Inc.	1,950	312,449
Liberty Media Corp.-Liberty Formula One, Class C†	7,428	668,594
Lululemon Athletica, Inc.†	1,305	369,393
MercadoLibre, Inc.†	120	234,104
		3,440,845
Total Long-Term Investment Securities (cost $190,309,148)		242,455,270
SHORT-TERM INVESTMENTS — 0.6%
U.S. Government — 0.1%
United States Treasury Bills
4.19%, 05/13/2025(1)	$ 120,000	119,408
4.33%, 04/01/2025(1)	100,000	100,000
		219,408
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (2)	655,613	655,613
T. Rowe Price Government Reserve Fund 4.39%(2)	705,685	705,685
		1,361,298
Total Short-Term Investments (cost $1,580,712)		1,580,706

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $293,243 and collateralized by $311,200 of United States Treasury Notes, bearing interest at 1.13% due 10/31/2026 and having an approximate value of $299,262
(cost $293,231)	$ 293,231	$ 293,231
TOTAL INVESTMENTS (cost $192,183,091)(3)	98.9%	244,329,207
Other assets less liabilities	1.1	2,605,875
NET ASSETS	100.0%	$246,935,082
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $3,492,682 representing 1.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of March 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
12	Long	MSCI EAFE Index	June 2025	$1,499,938	$1,449,780	$(50,158)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.0%
Pharmaceuticals	8.8
Insurance	6.5
Semiconductors	4.8
Oil & Gas	3.6
Healthcare-Products	3.5
Retail	3.2
Cosmetics/Personal Care	3.2
Food	2.9
Software	2.6
Aerospace/Defense	2.6
Electric	2.4
Commercial Services	2.4
Telecommunications	2.2
Miscellaneous Manufacturing	2.0
Auto Manufacturers	2.0
Mining	2.0
Chemicals	1.9
Internet	1.8
Home Furnishings	1.8
Distribution/Wholesale	1.8
Machinery-Construction & Mining	1.7
Auto Parts & Equipment	1.6
Electrical Components & Equipment	1.5
Machinery-Diversified	1.4
Building Materials	1.4
Beverages	1.3
Apparel	1.3
Electronics	1.1
Diversified Financial Services	1.0
Computers	0.7
Private Equity	0.6
Short-Term Investments	0.6
Toys/Games/Hobbies	0.6

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Industry Allocation*(continued)
Biotechnology	0.6%
Agriculture	0.6
Real Estate	0.5
Household Products/Wares	0.5
Food Service	0.5
Leisure Time	0.5
Engineering & Construction	0.4
REITS	0.4
Healthcare-Services	0.3
Metal Fabricate/Hardware	0.3
Media	0.3
Entertainment	0.3
Transportation	0.2
Lodging	0.2
Energy-Alternate Sources	0.2
Hand/Machine Tools	0.2
Advertising	0.2
Home Builders	0.2
Investment Companies	0.1
Iron/Steel	0.1
Packaging & Containers	0.1
Repurchase Agreements	0.1
Water	0.1
Office/Business Equipment	0.1
Shipbuilding	0.1
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$203,622	$—	$—	$203,622
Canada	4,153,710	—	—	4,153,710
China	546,319	822,229	—	1,368,548
Hong Kong	27,020	2,988,156	—	3,015,176
India	353,594	533,094	—	886,688
Israel	796,310	405,045	—	1,201,355
Netherlands	1,017,721	12,247,751	—	13,265,472
Singapore	277,034	3,617,002	—	3,894,036
Sweden	1,631,389	4,805,822	—	6,437,211
United Kingdom	2,688,633	37,948,615	—	40,637,248
United States	3,035,055	405,790	—	3,440,845
Other Countries	—	163,951,359	—	163,951,359
Short-Term Investments:
U.S. Government	—	219,408	—	219,408
Other Short-Term Investments	1,361,298	—	—	1,361,298
Repurchase Agreements	—	293,231	—	293,231
Total Investments at Value	$16,091,705	$228,237,502	$—	$244,329,207
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$50,158	$—	$—	$50,158
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 0.5%
General Electric Co.	1,534	$ 307,030
Howmet Aerospace, Inc.	1,412	183,179
RTX Corp.	2,648	350,754
TransDigm Group, Inc.	196	271,125
		1,112,088
Agriculture — 0.3%
Altria Group, Inc.	2,719	163,194
Philip Morris International, Inc.	2,928	464,762
		627,956
Airlines — 0.1%
Delta Air Lines, Inc.	2,237	97,533
United Airlines Holdings, Inc.†	1,147	79,201
		176,734
Apparel — 1.0%
Deckers Outdoor Corp.†	529	59,147
LVMH Moet Hennessy Louis Vuitton SE	3,739	2,334,342
Ralph Lauren Corp.	139	30,683
Tapestry, Inc.	722	50,836
		2,475,008
Auto Manufacturers — 3.8%
Cummins, Inc.	479	150,138
PACCAR, Inc.	1,006	97,954
Tesla, Inc.†	35,196	9,121,395
		9,369,487
Banks — 0.7%
Bank of New York Mellon Corp.	1,351	113,308
JPMorgan Chase & Co.	5,558	1,363,378
Morgan Stanley	1,942	226,573
		1,703,259
Beverages — 0.0%
Monster Beverage Corp.†	1,074	62,850
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc.†	2,154	581,623
Amgen, Inc.	805	250,797
Argenx SE ADR†	927	548,659
Incyte Corp.†	336	20,345
Roivant Sciences, Ltd.†	92,711	935,454
Royalty Pharma PLC, Class A	123,330	3,839,263
Vertex Pharmaceuticals, Inc.†	895	433,914
		6,610,055
Building Materials — 0.5%
Builders FirstSource, Inc.†	209	26,112
Carrier Global Corp.	1,352	85,717
Lennox International, Inc.	112	62,813
Martin Marietta Materials, Inc.	1,259	601,966
Masco Corp.	303	21,071
Trane Technologies PLC	782	263,471
Vulcan Materials Co.	286	66,724
		1,127,874
Chemicals — 0.6%
Air Products & Chemicals, Inc.	1,133	334,145
Ecolab, Inc.	431	109,267
Sherwin-Williams Co.	3,275	1,143,597
		1,587,009
Security Description	Shares or Principal Amount	Value

Commercial Services — 2.2%
Adyen NV*†	2,213	$ 3,382,574
Automatic Data Processing, Inc.	809	247,174
Cintas Corp.	1,196	245,814
Corpay, Inc.†	243	84,739
Moody's Corp.	281	130,859
PayPal Holdings, Inc.†	2,311	150,793
Quanta Services, Inc.	515	130,903
Rollins, Inc.	568	30,689
S&P Global, Inc.	1,386	704,226
United Rentals, Inc.	228	142,888
Verisk Analytics, Inc.	217	64,583
		5,315,242
Computers — 9.1%
Apple, Inc.	73,175	16,254,363
Crowdstrike Holdings, Inc., Class A†	13,122	4,626,555
Dell Technologies, Inc., Class C	511	46,577
Fortinet, Inc.†	2,218	213,505
Gartner, Inc.†	268	112,490
International Business Machines Corp.	3,224	801,680
Leidos Holdings, Inc.	238	32,116
NetApp, Inc.	333	29,251
Super Micro Computer, Inc.†	1,756	60,125
		22,176,662
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	1,245	116,657
Distribution/Wholesale — 1.0%
Copart, Inc.†	3,057	172,996
Core & Main, Inc., Class A†	42,988	2,076,750
Fastenal Co.	1,140	88,407
WW Grainger, Inc.	155	153,114
		2,491,267
Diversified Financial Services — 4.7%
American Express Co.	1,935	520,612
Ameriprise Financial, Inc.	335	162,177
Apollo Global Management, Inc.	1,559	213,489
Coinbase Global, Inc., Class A†	1,771	305,019
Discover Financial Services	875	149,363
Federal National Mtg. Assoc.†	125,235	791,485
Intercontinental Exchange, Inc.	12,376	2,134,860
Mastercard, Inc., Class A	9,109	4,992,825
Nasdaq, Inc.	592	44,909
Raymond James Financial, Inc.	399	55,425
Synchrony Financial	1,356	71,787
Visa, Inc., Class A	6,009	2,105,914
		11,547,865
Electric — 0.4%
Constellation Energy Corp.	1,091	219,978
NextEra Energy, Inc.	4,804	340,556
NRG Energy, Inc.	706	67,395
PPL Corp.	1,339	48,351
Public Service Enterprise Group, Inc.	817	67,239
Vistra Corp.	1,186	139,284
		882,803
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	3,339	574,775
Eaton Corp. PLC	3,840	1,043,827

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Emerson Electric Co.	1,337	$ 146,589
Generac Holdings, Inc.†	129	16,338
		1,781,529
Electronics — 0.2%
Allegion PLC	161	21,004
Amphenol Corp., Class A	4,223	276,987
Garmin, Ltd.	536	116,382
Hubbell, Inc.	187	61,880
Mettler-Toledo International, Inc.†	30	35,427
Trimble, Inc.†	377	24,750
		536,430
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	198	25,033
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	547	71,427
TKO Group Holdings, Inc.	232	35,452
		106,879
Environmental Control — 0.4%
Pentair PLC	375	32,805
Republic Services, Inc.	708	171,449
Veralto Corp.	414	40,344
Waste Connections, Inc.	2,339	456,550
Waste Management, Inc.	675	156,269
		857,417
Healthcare-Products — 2.6%
Abbott Laboratories	3,785	502,080
Boston Scientific Corp.†	15,724	1,586,237
Danaher Corp.	10,602	2,173,410
Insulet Corp.†	245	64,340
Intuitive Surgical, Inc.†	3,240	1,604,675
ResMed, Inc.	512	114,611
Stryker Corp.	635	236,379
Waters Corp.†	95	35,014
		6,316,746
Healthcare-Services — 0.1%
DaVita, Inc.†	153	23,405
HCA Healthcare, Inc.	368	127,162
		150,567
Home Builders — 0.2%
Lennar Corp., Class A	3,561	408,731
NVR, Inc.†	7	50,711
PulteGroup, Inc.	706	72,577
		532,019
Insurance — 1.3%
Aon PLC, Class A	385	153,650
Arch Capital Group, Ltd.	1,307	125,707
Arthur J. Gallagher & Co.	399	137,751
Berkshire Hathaway, Inc., Class B†	3,132	1,668,041
Brown & Brown, Inc.	828	103,003
Cincinnati Financial Corp.	289	42,691
Erie Indemnity Co., Class A	87	36,457
Hartford Financial Services Group, Inc.	552	68,299
Marsh & McLennan Cos., Inc.	754	183,999
Progressive Corp.	2,043	578,189
Security Description	Shares or Principal Amount	Value

Insurance (continued)
W.R. Berkley Corp.	576	$ 40,988
Willis Towers Watson PLC	167	56,438
		3,195,213
Internet — 23.4%
Airbnb, Inc., Class A†	24,767	2,958,666
Alphabet, Inc., Class A	35,858	5,545,081
Alphabet, Inc., Class C	26,163	4,087,445
Amazon.com, Inc.†	66,941	12,736,195
Booking Holdings, Inc.	115	529,794
DoorDash, Inc., Class A†	38,097	6,962,989
eBay, Inc.	1,119	75,790
Expedia Group, Inc.	430	72,283
F5, Inc.†	92	24,497
Gen Digital, Inc.	1,097	29,114
GoDaddy, Inc., Class A†	492	88,629
MercadoLibre, Inc.†	2,687	5,241,988
Meta Platforms, Inc., Class A	14,880	8,576,237
Netflix, Inc.†	3,690	3,441,036
Palo Alto Networks, Inc.†	2,309	394,008
Shopify, Inc., Class A†	53,487	5,101,857
Spotify Technology SA†	1,669	918,000
Uber Technologies, Inc.†	7,284	530,712
		57,314,321
Leisure Time — 0.1%
Carnival Corp.†	3,654	71,362
Norwegian Cruise Line Holdings, Ltd.†	1,533	29,066
Royal Caribbean Cruises, Ltd.	863	177,295
		277,723
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	839	190,914
Las Vegas Sands Corp.	1,198	46,279
Marriott International, Inc., Class A	798	190,084
Wynn Resorts, Ltd.	312	26,052
		453,329
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	1,667	549,776
GE Vernova, Inc.	4,510	1,376,813
		1,926,589
Machinery-Diversified — 0.5%
Deere & Co.	389	182,577
Dover Corp.	215	37,771
Ingersoll Rand, Inc.	1,405	112,442
Rockwell Automation, Inc.	3,117	805,371
Westinghouse Air Brake Technologies Corp.	596	108,085
		1,246,246
Media — 0.0%
FactSet Research Systems, Inc.	60	27,278
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	253	133,065
Illinois Tool Works, Inc.	382	94,740
Parker-Hannifin Corp.	449	272,925
		500,730
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	81	22,887

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.1%
Hess Corp.	964	$ 153,980
Texas Pacific Land Corp.	66	87,449
		241,429
Packaging & Containers — 0.0%
Packaging Corp. of America	155	30,693
Pharmaceuticals — 3.0%
AbbVie, Inc.	6,887	1,442,964
AstraZeneca PLC ADR	6,501	477,823
Dexcom, Inc.†	586	40,018
Eli Lilly & Co.	5,958	4,920,772
Neurocrine Biosciences, Inc.†	3,388	374,713
		7,256,290
Pipelines — 0.8%
Cheniere Energy, Inc.	6,197	1,433,986
ONEOK, Inc.	1,212	120,255
Targa Resources Corp.	760	152,357
Williams Cos., Inc.	2,210	132,069
		1,838,667
Private Equity — 0.0%
KKR & Co., Inc.	1,036	119,772
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,031	134,834
REITS — 1.2%
American Tower Corp.	9,227	2,007,795
AvalonBay Communities, Inc.	218	46,787
Camden Property Trust	190	23,237
Equinix, Inc.	160	130,456
Essex Property Trust, Inc.	108	33,110
Extra Space Storage, Inc.	333	49,447
Host Hotels & Resorts, Inc.	1,536	21,827
Iron Mountain, Inc.	1,024	88,105
Mid-America Apartment Communities, Inc.	167	27,986
Millrose Properties, Inc.†	1,781	47,214
Public Storage	550	164,609
Simon Property Group, Inc.	1,069	177,540
UDR, Inc.	472	21,320
Welltower, Inc.	1,147	175,732
		3,015,165
Retail — 4.1%
AutoZone, Inc.†	59	224,954
Cava Group, Inc.†	4,006	346,158
Chipotle Mexican Grill, Inc.†	4,726	237,292
Costco Wholesale Corp.	3,426	3,240,242
Darden Restaurants, Inc.	176	36,566
Domino's Pizza, Inc.	51	23,432
Floor & Decor Holdings, Inc., Class A†	25,775	2,074,114
Home Depot, Inc.	1,524	558,531
Lowe's Cos., Inc.	2,449	571,180
Lululemon Athletica, Inc.†	180	50,951
McDonald's Corp.	1,923	600,688
O'Reilly Automotive, Inc.†	200	286,516
Ross Stores, Inc.	3,118	398,449
TJX Cos., Inc.	2,313	281,723
Tractor Supply Co.	1,006	55,431
Walmart, Inc.	10,135	889,752
Security Description	Shares or Principal Amount	Value

Retail (continued)
Williams-Sonoma, Inc.	429	$ 67,825
Yum! Brands, Inc.	399	62,787
		10,006,591
Semiconductors — 11.0%
Applied Materials, Inc.	1,190	172,693
ASML Holding NV	2,976	1,971,987
Broadcom, Inc.	31,555	5,283,254
KLA Corp.	1,929	1,311,334
Marvell Technology, Inc.	17,643	1,086,279
Micron Technology, Inc.	5,256	456,694
Monolithic Power Systems, Inc.	167	96,857
NVIDIA Corp.	152,064	16,480,696
NXP Semiconductors NV	355	67,471
		26,927,265
Software — 18.9%
Adobe, Inc.†	638	244,692
ANSYS, Inc.†	134	42,419
AppLovin Corp., Class A†	4,535	1,201,639
Atlassian Corp., Class A†	2,941	624,110
Autodesk, Inc.†	750	196,350
Broadridge Financial Solutions, Inc.	180	43,643
Cadence Design Systems, Inc.†	526	133,778
Cloudflare, Inc., Class A†	74,834	8,433,043
Datadog, Inc., Class A†	6,947	689,212
Dayforce, Inc.†	554	32,315
Dynatrace, Inc.†	11,187	527,467
Electronic Arts, Inc.	331	47,836
Fair Isaac Corp.†	85	156,754
Fiserv, Inc.†	1,984	438,127
HubSpot, Inc.†	631	360,484
Intuit, Inc.	976	599,254
Jack Henry & Associates, Inc.	102	18,625
Microsoft Corp.	37,536	14,090,639
MicroStrategy, Inc., Class A†	17,041	4,912,409
MSCI, Inc.	271	153,251
Oracle Corp.	5,657	790,905
Palantir Technologies, Inc., Class A†	7,148	603,291
Paychex, Inc.	525	80,997
Paycom Software, Inc.	164	35,831
PTC, Inc.†	197	30,525
ROBLOX Corp., Class A†	65,822	3,836,764
Salesforce, Inc.	7,468	2,004,112
Samsara, Inc., Class A†	8,886	340,600
ServiceNow, Inc.†	718	571,629
Snowflake, Inc., Class A†	32,916	4,811,003
Synopsys, Inc.†	280	120,078
Tyler Technologies, Inc.†	149	86,627
Workday, Inc., Class A†	351	81,969
		46,340,378
Telecommunications — 0.3%
Arista Networks, Inc.†	3,602	279,083
Motorola Solutions, Inc.	583	255,243
T-Mobile US, Inc.	886	236,305
		770,631
Transportation — 1.1%
CSX Corp.	3,093	91,027

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Old Dominion Freight Line, Inc.	4,422	$ 731,620
Union Pacific Corp.	8,183	1,933,152
		2,755,799
Total Common Stocks (cost $184,152,676)		242,091,266
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
SPDR Portfolio S&P 500 Growth ETF (cost $433,998)	4,700	377,739
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	24,243,084	73,238
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: USD 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	11,882,552	5,692
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: USD 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	12,465,929	17,390
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	24,302,864	36,406
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	26,728,004	27,289
Total Purchased Options (cost $435,991)		160,015
Total Long-Term Investment Securities (cost $185,022,665)		242,629,020
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.04%(1)	281,945	281,945
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.0%
United States Treasury Bills
4.20%, 05/13/2025(2)	$ 80,000	$ 79,605
Total Short-Term Investments (cost $361,553)		361,550
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $150,552 and collateralized by $159,800 of United States Treasury Notes bearing interest at 1.13% due 10/31/2026 and having an approximate value of $153,697 (cost $150,546)	150,546	150,546
TOTAL INVESTMENTS (cost $185,534,764)(3)	99.3%	243,141,116
Other assets less liabilities	0.7	1,768,461
NET ASSETS	100.0%	$244,909,577
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $3,382,574 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of March 31, 2025.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	June 2025	$286,568	$282,663	$(3,905)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$140,666	$2,334,342	$—	$2,475,008
Commercial Services	1,932,668	3,382,574	—	5,315,242
Other Industries	234,301,016	—	—	234,301,016
Unaffiliated Investment Companies	377,739	—	—	377,739
Purchased Options	—	160,015	—	160,015
Short-Term Investments:
U.S. Government	—	79,605	—	79,605
Other Short-Term Investments	281,945	—	—	281,945
Repurchase Agreements	—	150,546	—	150,546
Total Investments at Value	$237,034,034	$6,107,082	$—	$243,141,116
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,905	$—	$—	$3,905
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.0%
Interpublic Group of Cos., Inc.	1,587	$ 43,103
Omnicom Group, Inc.	837	69,396
		112,499
Aerospace/Defense — 2.2%
BAE Systems PLC	51,821	1,048,621
Boeing Co.†	3,196	545,078
General Dynamics Corp.	1,081	294,659
General Electric Co.	2,698	540,004
L3Harris Technologies, Inc.	7,961	1,666,317
Lockheed Martin Corp.	893	398,912
Northrop Grumman Corp.	580	296,966
RTX Corp.	14,089	1,866,229
		6,656,786
Agriculture — 0.7%
Altria Group, Inc.	3,899	234,018
Archer-Daniels-Midland Co.	30,023	1,441,404
Bunge Global SA	569	43,483
Philip Morris International, Inc.	3,047	483,650
		2,202,555
Airlines — 0.2%
Southwest Airlines Co.	16,944	568,980
Apparel — 0.1%
NIKE, Inc., Class B	5,033	319,495
Auto Manufacturers — 0.6%
Ford Motor Co.	16,585	166,347
General Motors Co.	4,239	199,360
PACCAR, Inc.	14,110	1,373,891
		1,739,598
Auto Parts & Equipment — 0.6%
Aptiv PLC†	10,536	626,892
Gentex Corp.	52,735	1,228,725
		1,855,617
Banks — 8.0%
Bank of America Corp.	28,211	1,177,245
Bank of New York Mellon Corp.	18,252	1,530,795
Citigroup, Inc.	7,997	567,707
Citizens Financial Group, Inc.	1,862	76,286
Fifth Third Bancorp	2,854	111,877
Goldman Sachs Group, Inc.	1,329	726,019
Huntington Bancshares, Inc.	6,194	92,972
JPMorgan Chase & Co.	28,830	7,071,999
KeyCorp	4,244	67,862
M&T Bank Corp.	8,320	1,487,200
Morgan Stanley	13,644	1,591,846
Northern Trust Corp.	10,850	1,070,353
PNC Financial Services Group, Inc.	8,804	1,547,479
Regions Financial Corp.	58,963	1,281,266
State Street Corp.	1,229	110,032
Truist Financial Corp.	55,488	2,283,331
US Bancorp	54,057	2,282,287
Wells Fargo & Co.	14,012	1,005,921
		24,082,477
Beverages — 2.4%
Brown-Forman Corp., Class B	776	26,338
Coca-Cola Co.	16,496	1,181,444
Constellation Brands, Inc., Class A	662	121,490
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Heineken Holding NV	18,558	$ 1,347,421
Keurig Dr Pepper, Inc.	42,115	1,441,175
Molson Coors Beverage Co., Class B	734	44,679
Monster Beverage Corp.†	1,671	97,787
PepsiCo, Inc.	5,843	876,099
Pernod Ricard SA	11,953	1,187,303
Pernod Ricard SA ADR	45,930	909,414
		7,233,150
Biotechnology — 1.2%
Amgen, Inc.	1,305	406,573
Biogen, Inc.†	624	85,388
Corteva, Inc.	2,921	183,818
Gilead Sciences, Inc.	21,965	2,461,178
Incyte Corp.†	274	16,591
Moderna, Inc.†	1,443	40,909
Regeneron Pharmaceuticals, Inc.	448	284,135
		3,478,592
Building Materials — 1.6%
Builders FirstSource, Inc.†	235	29,361
Carrier Global Corp.	1,789	113,422
CRH PLC	7,038	619,133
Fortune Brands Innovations, Inc.	14,327	872,228
Johnson Controls International PLC	18,116	1,451,273
Martin Marietta Materials, Inc.	1,426	681,813
Masco Corp.	533	37,065
Mohawk Industries, Inc.†	7,790	889,462
Vulcan Materials Co.	214	49,926
		4,743,683
Chemicals — 1.5%
Air Products & Chemicals, Inc.	948	279,584
Akzo Nobel NV	7,857	484,394
Albemarle Corp.	501	36,082
Axalta Coating Systems, Ltd.†	36,737	1,218,566
CF Industries Holdings, Inc.	741	57,909
Dow, Inc.	2,999	104,725
DuPont de Nemours, Inc.	1,781	133,005
Eastman Chemical Co.	491	43,262
Ecolab, Inc.	548	138,929
International Flavors & Fragrances, Inc.	1,089	84,517
Linde PLC	2,029	944,784
LyondellBasell Industries NV, Class A	1,104	77,722
Mosaic Co.	1,353	36,545
PPG Industries, Inc.	6,934	758,233
Sherwin-Williams Co.	424	148,057
		4,546,314
Commercial Services — 0.8%
Automatic Data Processing, Inc.	745	227,620
Equifax, Inc.	528	128,600
Global Payments, Inc.	1,055	103,305
H&R Block, Inc.	23,143	1,270,782
MarketAxess Holdings, Inc.	161	34,832
Moody's Corp.	317	147,624
PayPal Holdings, Inc.†	1,391	90,763
Rollins, Inc.	503	27,177
S&P Global, Inc.	711	361,259
Verisk Analytics, Inc.	337	100,298
		2,492,260
Computers — 4.8%
Accenture PLC, Class A	8,342	2,603,038

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Amdocs, Ltd.	32,543	$ 2,977,684
Apple, Inc.	34,561	7,677,035
Cognizant Technology Solutions Corp., Class A	9,815	750,848
Dell Technologies, Inc., Class C	704	64,170
EPAM Systems, Inc.†	242	40,859
Hewlett Packard Enterprise Co.	5,596	86,346
HP, Inc.	3,996	110,649
Leidos Holdings, Inc.	268	36,164
NetApp, Inc.	459	40,319
Seagate Technology Holdings PLC	902	76,625
Western Digital Corp.†	1,482	59,917
		14,523,654
Cosmetics/Personal Care — 3.1%
Colgate-Palmolive Co.	1,936	181,403
Estee Lauder Cos., Inc., Class A	23,549	1,554,234
Kenvue, Inc.	123,548	2,962,681
Procter & Gamble Co.	9,990	1,702,496
Unilever PLC ADR	47,120	2,805,996
		9,206,810
Distribution/Wholesale — 0.1%
Fastenal Co.	1,051	81,505
LKQ Corp.	1,108	47,134
Pool Corp.	162	51,573
		180,212
Diversified Financial Services — 3.8%
Ares Management Corp., Class A	6,822	1,000,173
Blackrock, Inc.	2,721	2,575,372
Capital One Financial Corp.	1,624	291,183
Cboe Global Markets, Inc.	446	100,925
Charles Schwab Corp.	35,769	2,799,997
CME Group, Inc.	1,535	407,220
Franklin Resources, Inc.	1,321	25,429
Intercontinental Exchange, Inc.	1,175	202,688
Invesco, Ltd.	1,909	28,960
LPL Financial Holdings, Inc.	4,003	1,309,542
Nasdaq, Inc.	16,190	1,228,173
Raymond James Financial, Inc.	9,714	1,349,372
T. Rowe Price Group, Inc.	949	87,185
		11,406,219
Electric — 3.9%
AES Corp.	3,029	37,620
Alliant Energy Corp.	1,093	70,335
Ameren Corp.	1,150	115,460
American Electric Power Co., Inc.	17,022	1,859,994
CenterPoint Energy, Inc.	2,777	100,611
CMS Energy Corp.	1,273	95,615
Consolidated Edison, Inc.	1,476	163,231
Dominion Energy, Inc.	3,579	200,674
DTE Energy Co.	883	122,092
Duke Energy Corp.	19,048	2,323,285
Edison International	1,649	97,159
Entergy Corp.	1,827	156,190
Evergy, Inc.	980	67,571
Eversource Energy	17,299	1,074,441
Exelon Corp.	4,283	197,361
FirstEnergy Corp.	2,185	88,318
NextEra Energy, Inc.	2,891	204,943
PG&E Corp.	9,346	160,564
Pinnacle West Capital Corp.	484	46,101
Security Description	Shares or Principal Amount	Value

Electric (continued)
PPL Corp.	1,510	$ 54,526
Public Service Enterprise Group, Inc.	1,125	92,587
Sempra	24,323	1,735,689
Southern Co.	4,668	429,223
WEC Energy Group, Inc.	1,353	147,450
Xcel Energy, Inc.	30,459	2,156,193
		11,797,233
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	522	89,857
Emerson Electric Co.	17,165	1,881,971
Generac Holdings, Inc.†	97	12,285
		1,984,113
Electronics — 1.0%
Allegion PLC	174	22,700
Fortive Corp.	1,454	106,404
Honeywell International, Inc.	2,770	586,548
Jabil, Inc.	467	63,545
Keysight Technologies, Inc.†	737	110,380
Mettler-Toledo International, Inc.†	53	62,588
nVent Electric PLC	18,959	993,831
TE Connectivity PLC	7,992	1,129,429
Trimble, Inc.†	586	38,471
		3,113,896
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	564	34,996
First Solar, Inc.†	214	27,056
		62,052
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	522	63,105
Entertainment — 0.0%
Caesars Entertainment, Inc.†	905	22,625
Environmental Control — 0.1%
Pentair PLC	246	21,520
Veralto Corp.	548	53,402
Waste Management, Inc.	731	169,234
		244,156
Food — 2.1%
Campbell's Co.	838	33,453
Conagra Brands, Inc.	28,505	760,228
General Mills, Inc.	18,661	1,115,741
Hershey Co.	629	107,578
Hormel Foods Corp.	1,240	38,366
J.M. Smucker Co.	453	53,640
Kellanova	1,146	94,534
Koninklijke Ahold Delhaize NV	14,419	539,065
Kraft Heinz Co.	3,717	113,108
Kroger Co.	2,836	191,969
Lamb Weston Holdings, Inc.	608	32,406
McCormick & Co., Inc.	1,076	88,566
Mondelez International, Inc., Class A	25,304	1,716,876
Sysco Corp.	2,084	156,383
Tyson Foods, Inc., Class A	1,219	77,784
US Foods Holding Corp.†	18,462	1,208,523
		6,328,220
Forest Products & Paper — 0.0%
International Paper Co.	2,246	119,824

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.5%
Atmos Energy Corp.	8,846	$ 1,367,415
NiSource, Inc.	2,002	80,260
		1,447,675
Hand/Machine Tools — 0.0%
Snap-on, Inc.	223	75,153
Stanley Black & Decker, Inc.	657	50,510
		125,663
Healthcare-Products — 3.7%
Abbott Laboratories	7,390	980,283
Agilent Technologies, Inc.	1,215	142,131
Align Technology, Inc.†	299	47,499
Baxter International, Inc.	2,175	74,450
Bio-Techne Corp.	674	39,517
Boston Scientific Corp.†	10,511	1,060,350
Cooper Cos., Inc.†	850	71,697
Danaher Corp.	2,727	559,035
Edwards Lifesciences Corp.†	2,513	182,142
GE HealthCare Technologies, Inc.	1,948	157,223
Hologic, Inc.†	956	59,052
IDEXX Laboratories, Inc.†	349	146,563
Medtronic PLC	37,058	3,330,032
Revvity, Inc.	519	54,910
Solventum Corp.†	589	44,788
STERIS PLC	419	94,966
Stryker Corp.	688	256,108
Thermo Fisher Scientific, Inc.	1,630	811,088
Waters Corp.†	137	50,494
West Pharmaceutical Services, Inc.	309	69,179
Zimmer Biomet Holdings, Inc.	27,082	3,065,141
		11,296,648
Healthcare-Services — 5.2%
Centene Corp.†	42,097	2,555,709
Charles River Laboratories International, Inc.†	218	32,813
Cigna Group	1,166	383,614
Elevance Health, Inc.	6,188	2,691,532
HCA Healthcare, Inc.	312	107,812
Humana, Inc.	514	136,004
IQVIA Holdings, Inc.†	8,739	1,540,686
Labcorp Holdings, Inc.	355	82,623
Molina Healthcare, Inc.†	236	77,736
Quest Diagnostics, Inc.	4,018	679,845
UnitedHealth Group, Inc.	12,861	6,735,949
Universal Health Services, Inc., Class B	2,923	549,232
		15,573,555
Home Builders — 0.4%
D.R. Horton, Inc.	1,208	153,573
Lennar Corp., Class A	7,524	863,605
NVR, Inc.†	5	36,222
		1,053,400
Household Products/Wares — 0.7%
Avery Dennison Corp.	342	60,866
Church & Dwight Co., Inc.	1,048	115,374
Clorox Co.	525	77,306
Kimberly-Clark Corp.	7,268	1,033,655
Reckitt Benckiser Group PLC	10,782	728,595
		2,015,796
Security Description	Shares or Principal Amount	Value

Insurance — 5.1%
Aflac, Inc.	2,109	$ 234,500
Allstate Corp.	7,238	1,498,773
American International Group, Inc.	2,528	219,784
Aon PLC, Class A	451	179,990
Arthur J. Gallagher & Co.	596	205,763
Assurant, Inc.	219	45,935
Berkshire Hathaway, Inc., Class B†	7,866	4,189,274
Chubb, Ltd.	3,419	1,032,504
Cincinnati Financial Corp.	313	46,236
Everest Group, Ltd.	3,518	1,278,195
Globe Life, Inc.	358	47,156
Hartford Financial Services Group, Inc.	551	68,175
Loews Corp.	753	69,208
Marsh & McLennan Cos., Inc.	7,466	1,821,928
MetLife, Inc.	28,364	2,277,346
Principal Financial Group, Inc.	897	75,680
Prudential Financial, Inc.	1,508	168,413
Travelers Cos., Inc.	966	255,468
W.R. Berkley Corp.	576	40,988
Willis Towers Watson PLC	5,143	1,738,077
		15,493,393
Internet — 2.2%
Alphabet, Inc., Class C	5,944	928,631
Amazon.com, Inc.†	16,878	3,211,208
CDW Corp.	568	91,028
eBay, Inc.	673	45,582
F5, Inc.†	8,316	2,214,301
Gen Digital, Inc.	970	25,744
Match Group, Inc.	1,070	33,384
VeriSign, Inc.†	347	88,093
		6,637,971
Iron/Steel — 0.2%
Nucor Corp.	1,000	120,340
Reliance, Inc.	1,809	522,349
Steel Dynamics, Inc.	603	75,423
		718,112
Lodging — 0.0%
MGM Resorts International†	953	28,247
Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	10,380	976,550
Machinery-Diversified — 0.9%
Deere & Co.	604	283,487
Dover Corp.	4,370	767,722
IDEX Corp.	323	58,453
Middleby Corp.†	7,118	1,081,794
Nordson Corp.	231	46,597
Otis Worldwide Corp.	1,689	174,305
Rockwell Automation, Inc.	482	124,539
Xylem, Inc.	1,035	123,641
		2,660,538
Media — 1.0%
Charter Communications, Inc., Class A†	411	151,466
Comcast Corp., Class A	16,069	592,946
FactSet Research Systems, Inc.	89	40,463
Fox Corp., Class A	928	52,525
Fox Corp., Class B	562	29,623
News Corp., Class A	1,611	43,851
News Corp., Class B	476	14,456
Paramount Global, Class B	2,535	30,319

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Walt Disney Co.	18,255	$ 1,801,768
Warner Bros. Discovery, Inc.†	9,511	102,053
		2,859,470
Mining — 0.2%
Freeport-McMoRan, Inc.	6,123	231,817
Newmont Corp.	4,850	234,158
		465,975
Miscellaneous Manufacturing — 1.1%
3M Co.	11,619	1,706,366
A.O. Smith Corp.	11,835	773,536
Illinois Tool Works, Inc.	671	166,415
Siemens AG	2,814	645,612
Teledyne Technologies, Inc.†	199	99,044
Textron, Inc.	778	56,211
		3,447,184
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	120	33,907
Oil & Gas — 5.9%
Antero Resources Corp.†	31,929	1,291,209
APA Corp.	1,576	33,128
Chevron Corp.	10,079	1,686,116
ConocoPhillips	22,741	2,388,260
Coterra Energy, Inc.	82,328	2,379,279
Devon Energy Corp.	2,799	104,683
Diamondback Energy, Inc.	796	127,264
EOG Resources, Inc.	2,396	307,263
EQT Corp.	2,542	135,819
Expand Energy Corp.	896	99,743
Exxon Mobil Corp.	38,809	4,615,554
Hess Corp.	6,867	1,096,866
Marathon Petroleum Corp.	10,557	1,538,049
Occidental Petroleum Corp.	2,878	142,058
Phillips 66	1,760	217,325
Shell PLC	29,520	1,074,390
TotalEnergies SE ADR	7,330	474,178
Valero Energy Corp.	1,349	178,162
		17,889,346
Oil & Gas Services — 0.4%
Baker Hughes Co.	22,595	993,050
Halliburton Co.	3,699	93,844
Schlumberger NV	5,968	249,462
		1,336,356
Packaging & Containers — 0.6%
Amcor PLC	6,158	59,733
Ball Corp.	1,271	66,181
Graphic Packaging Holding Co.	58,456	1,517,518
Packaging Corp. of America	190	37,624
Smurfit WestRock PLC	2,107	94,941
		1,775,997
Pharmaceuticals — 8.9%
AbbVie, Inc.	4,362	913,926
AstraZeneca PLC ADR	18,747	1,377,905
Becton Dickinson & Co.	9,586	2,195,769
Bristol-Myers Squibb Co.	8,646	527,320
Cardinal Health, Inc.	1,029	141,765
Cencora, Inc.	735	204,396
CVS Health Corp.	17,089	1,157,780
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Dexcom, Inc.†	949	$ 64,807
Henry Schein, Inc.†	20,167	1,381,238
Johnson & Johnson	53,015	8,792,008
McKesson Corp.	534	359,377
Merck & Co., Inc.	53,167	4,772,270
Pfizer, Inc.	111,671	2,829,743
Roche Holding AG	2,120	697,061
Roche Holding AG ADR	26,008	1,070,229
Viatris, Inc.	5,085	44,290
Zoetis, Inc.	1,908	314,152
		26,844,036
Pipelines — 1.0%
Kinder Morgan, Inc.	8,236	234,973
ONEOK, Inc.	16,268	1,614,111
Targa Resources Corp.	5,492	1,100,981
Williams Cos., Inc.	2,493	148,982
		3,099,047
Private Equity — 0.7%
Blackstone, Inc.	3,118	435,834
KKR & Co., Inc.	13,940	1,611,603
		2,047,437
Real Estate — 0.1%
CoStar Group, Inc.†	1,796	142,297
REITS — 3.1%
Alexandria Real Estate Equities, Inc.	656	60,687
American Tower Corp.	7,832	1,704,243
AvalonBay Communities, Inc.	339	72,756
BXP, Inc.	620	41,658
Camden Property Trust	223	27,273
Crown Castle, Inc.	16,498	1,719,587
Digital Realty Trust, Inc.	1,348	193,155
Equinix, Inc.	220	179,377
Equity Residential	18,819	1,347,064
Essex Property Trust, Inc.	142	43,533
Extra Space Storage, Inc.	497	73,799
Federal Realty Investment Trust	329	32,183
Gaming & Leisure Properties, Inc.	30,800	1,567,720
Healthpeak Properties, Inc.	2,981	60,276
Host Hotels & Resorts, Inc.	1,102	15,659
Invitation Homes, Inc.	2,427	84,581
Kimco Realty Corp.	2,895	61,490
Mid-America Apartment Communities, Inc.	294	49,268
Prologis, Inc.	3,949	441,459
Realty Income Corp.	12,388	718,628
Regency Centers Corp.	695	51,263
SBA Communications Corp.	458	100,765
UDR, Inc.	706	31,890
Ventas, Inc.	1,862	128,031
VICI Properties, Inc.	4,491	146,496
Welltower, Inc.	1,194	182,933
Weyerhaeuser Co.	3,091	90,504
		9,226,278
Retail — 3.3%
Best Buy Co., Inc.	829	61,023
CarMax, Inc.†	655	51,038
Darden Restaurants, Inc.	284	59,004
Dick's Sporting Goods, Inc.	6,260	1,261,766
Dollar General Corp.	937	82,390
Dollar Tree, Inc.†	7,980	599,059

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Domino's Pizza, Inc.	85	$ 39,053
Genuine Parts Co.	592	70,531
Home Depot, Inc.	2,370	868,581
Industria de Diseno Textil SA ADR	41,165	1,029,125
Lowe's Cos., Inc.	2,406	561,151
Lululemon Athletica, Inc.†	258	73,029
McDonald's Corp.	3,053	953,666
MSC Industrial Direct Co., Inc., Class A	12,965	1,006,991
Ross Stores, Inc.	1,406	179,673
Starbucks Corp.	18,451	1,809,859
Target Corp.	1,952	203,711
TJX Cos., Inc.	1,964	239,215
Tractor Supply Co.	1,047	57,690
Ulta Beauty, Inc.†	198	72,575
Walgreens Boots Alliance, Inc.	3,056	34,135
Walmart, Inc.	6,099	535,431
Yum! Brands, Inc.	702	110,467
		9,959,163
Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	6,904	709,317
Analog Devices, Inc.	8,230	1,659,744
Applied Materials, Inc.	2,008	291,401
Intel Corp.	18,448	418,954
Lam Research Corp.	5,469	397,596
Microchip Technology, Inc.	2,291	110,907
Micron Technology, Inc.	4,747	412,467
NXP Semiconductors NV	7,502	1,425,830
ON Semiconductor Corp.†	17,393	707,721
QUALCOMM, Inc.	8,904	1,367,744
Skyworks Solutions, Inc.	685	44,272
Teradyne, Inc.	694	57,325
Texas Instruments, Inc.	3,879	697,056
		8,300,334
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	167	34,075
Software — 5.2%
Adobe, Inc.†	4,976	1,908,445
Akamai Technologies, Inc.†	640	51,520
ANSYS, Inc.†	209	66,161
Broadridge Financial Solutions, Inc.	279	67,646
Cadence Design Systems, Inc.†	526	133,777
Electronic Arts, Inc.	606	87,579
Fidelity National Information Services, Inc.	2,257	168,553
Jack Henry & Associates, Inc.	186	33,964
Microsoft Corp.	33,210	12,466,702
Paychex, Inc.	724	111,699
PTC, Inc.†	272	42,146
Roper Technologies, Inc.	457	269,438
Synopsys, Inc.†	316	135,517
Take-Two Interactive Software, Inc.†	699	144,868
Workday, Inc., Class A†	483	112,795
		15,800,810
Telecommunications — 3.4%
AT&T, Inc.	30,583	864,887
Cisco Systems, Inc.	87,958	5,427,888
Corning, Inc.	27,684	1,267,373
Juniper Networks, Inc.	1,411	51,064
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile US, Inc.	960	$ 256,042
Verizon Communications, Inc.	55,138	2,501,060
		10,368,314
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	559	34,373
Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	506	51,814
CSX Corp.	4,437	130,581
Expeditors International of Washington, Inc.	596	71,669
FedEx Corp.	944	230,128
JB Hunt Transport Services, Inc.	338	50,007
Knight-Swift Transportation Holdings, Inc.	21,356	928,773
Norfolk Southern Corp.	11,031	2,612,692
Old Dominion Freight Line, Inc.	432	71,475
Union Pacific Corp.	2,575	608,318
United Parcel Service, Inc., Class B	18,132	1,994,339
		6,749,796
Water — 0.0%
American Water Works Co., Inc.	830	122,442
Total Common Stocks (cost $278,259,372)		297,648,310
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
iShares S&P 500 Value ETF (cost $988,750)	5,000	952,900
Total Long-Term Investment Securities (cost $279,248,122)		298,601,210
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
4.20%, 05/13/2025(1)	$ 30,000	29,852
4.31%, 04/01/2025(1)	20,000	20,000
Total Short-Term Investments (cost $49,853)		49,852
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $142,000 and collateralized by $144,800 of United States Treasury Notes, bearing interest at 3.75% due 08/15/2027 and having an approximate value of $144,966	141,994	141,994
Bank of America Securities LLC Joint Repurchase Agreement(2)	260,000	260,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	210,000	210,000
BNP Paribas SA Joint Repurchase Agreement(2)	210,000	210,000
Deutsche Bank AG Joint Repurchase Agreement(2)	255,000	255,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	255,000	255,000
Total Repurchase Agreements (cost $1,331,994)		1,331,994
TOTAL INVESTMENTS (cost $280,629,969)(3)	99.3%	299,983,056
Other assets less liabilities	0.7	2,015,386
NET ASSETS	100.0%	$301,998,442
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	June 2025	$286,568	$282,663	$(3,905)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	287,931	USD	330,143	06/27/2025	$ 1,366	$ —
	EUR	955,411	USD	1,039,583	06/27/2025	1,488	—
	USD	20,229	CHF	17,659	06/27/2025	—	(64)
						2,854	(64)
Citibank, N.A.	GBP	1,058,472	USD	1,369,339	06/27/2025	2,162	—
Goldman Sachs International	EUR	955,411	USD	1,039,679	06/27/2025	1,583	—
	GBP	1,058,472	USD	1,369,240	06/27/2025	2,062	—
	USD	110,501	EUR	101,689	06/27/2025	—	(11)
						3,645	(11)
Morgan Stanley & Co. International PLC	EUR	955,412	USD	1,039,542	06/27/2025	1,446	—
UBS AG	CHF	287,931	USD	330,116	06/27/2025	1,339	—
	EUR	955,412	USD	1,039,292	06/27/2025	1,196	—
	USD	31,762	CHF	27,693	06/27/2025	—	(141)
						2,535	(141)
Unrealized Appreciation (Depreciation)						$12,642	$(216)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$5,608,165	$1,048,621	$—	$6,656,786
Beverages	4,698,426	2,534,724	—	7,233,150
Chemicals	4,061,920	484,394	—	4,546,314
Food	5,789,155	539,065	—	6,328,220
Household Products/Wares	1,287,201	728,595	—	2,015,796
Miscellaneous Manufacturing	2,801,572	645,612	—	3,447,184
Oil & Gas	16,814,956	1,074,390	—	17,889,346
Pharmaceuticals	26,146,975	697,061	—	26,844,036
Other Industries	222,687,478	—	—	222,687,478
Unaffiliated Investment Companies	952,900	—	—	952,900
Short-Term Investments	—	49,852	—	49,852
Repurchase Agreements	—	1,331,994	—	1,331,994
Total Investments at Value	$290,848,748	$9,134,308	$—	$299,983,056
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$12,642	$—	$12,642
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,905	$—	$—	$3,905
Forward Foreign Currency Contracts	—	216	—	216
Total Other Financial Instruments	$3,905	$216	$—	$4,121
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Advertising — 0.8%
Trade Desk, Inc., Class A†	22,800	$ 1,247,616
Aerospace/Defense — 1.0%
HEICO Corp.	2,683	716,871
HEICO Corp., Class A	1,442	304,219
Howmet Aerospace, Inc.	2,664	345,601
Loar Holdings, Inc.†	1,465	103,502
Spirit AeroSystems Holdings, Inc., Class A†	257	8,856
Standardaero, Inc.†	2,621	69,823
		1,548,872
Airlines — 0.0%
American Airlines Group, Inc.†	837	8,830
Apparel — 1.3%
Birkenstock Holding PLC†	1,100	50,435
Crocs, Inc.†	182	19,328
Deckers Outdoor Corp.†	8,543	955,193
On Holding AG, Class A†	16,975	745,542
Skechers USA, Inc., Class A†	1,329	75,461
		1,845,959
Banks — 0.7%
NU Holdings, Ltd., Class A†	104,018	1,065,144
Popular, Inc.	127	11,731
		1,076,875
Beverages — 0.3%
Boston Beer Co., Inc., Class A†	31	7,404
Celsius Holdings, Inc.†	5,332	189,926
Primo Brands Corp.	5,100	180,999
		378,329
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	4,106	1,108,702
Apellis Pharmaceuticals, Inc.†	1,901	41,575
Argenx SE ADR†	990	585,946
Avidity Biosciences, Inc.†	1,225	36,162
BeiGene, Ltd. ADR†	300	81,651
Bio-Rad Laboratories, Inc., Class A†	165	40,187
Blueprint Medicines Corp.†	500	44,255
Exelixis, Inc.†	4,155	153,403
Incyte Corp.†	167	10,112
Insmed, Inc.†	900	68,661
Intra-Cellular Therapies, Inc.†	1,827	241,018
Ionis Pharmaceuticals, Inc.†	2,583	77,929
Krystal Biotech, Inc.†	275	49,582
Legend Biotech Corp. ADR†	1,350	45,806
Nuvalent, Inc., Class A†	575	40,779
Revolution Medicines, Inc.†	1,200	42,432
Sarepta Therapeutics, Inc.†	7,026	448,399
Structure Therapeutics, Inc.†	2,569	44,469
Summit Therapeutics, Inc.†	2,700	52,083
Ultragenyx Pharmaceutical, Inc.†	2,227	80,640
United Therapeutics Corp.†	1,836	565,984
Viking Therapeutics, Inc.†	1,887	45,571
		3,905,346
Building Materials — 1.2%
AAON, Inc.	2,196	171,573
Armstrong World Industries, Inc.	260	36,629
AZEK Co., Inc.†	1,761	86,095
Builders FirstSource, Inc.†	183	22,864
Eagle Materials, Inc.	447	99,203
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Lennox International, Inc.	1,144	$ 641,590
Louisiana-Pacific Corp.	1,876	172,555
Martin Marietta Materials, Inc.	61	29,166
Simpson Manufacturing Co., Inc.	71	11,153
Trex Co., Inc.†	3,572	207,533
Vulcan Materials Co.	1,331	310,522
		1,788,883
Chemicals — 0.1%
Celanese Corp.	494	28,044
Chemours Co.	196	2,652
RPM International, Inc.	1,060	122,621
		153,317
Commercial Services — 4.6%
API Group Corp.†	1,894	67,729
Avis Budget Group, Inc.†	118	8,956
Block, Inc.†	8,588	466,586
Booz Allen Hamilton Holding Corp.	5,164	540,051
Bright Horizons Family Solutions, Inc.†	753	95,661
Corpay, Inc.†	2,483	865,872
Equifax, Inc.	712	173,415
FTI Consulting, Inc.†	320	52,506
Grand Canyon Education, Inc.†	164	28,375
H&R Block, Inc.	472	25,918
Morningstar, Inc.	2,451	734,981
Paylocity Holding Corp.†	1,900	355,946
Quanta Services, Inc.	1,649	419,143
Rollins, Inc.	6,273	338,930
Service Corp. International	815	65,363
Shift4 Payments, Inc., Class A†	1,938	158,354
Toast, Inc., Class A†	14,793	490,684
TransUnion	196	16,266
U-Haul Holding Co. †	59	3,856
U-Haul Holding Co. (Non-Voting)	771	45,628
United Rentals, Inc.	391	245,040
Valvoline, Inc.†	2,269	78,984
Verisk Analytics, Inc.	4,797	1,427,683
Verra Mobility Corp.†	2,000	45,020
WEX, Inc.†	65	10,206
WillScot Holdings Corp.	2,734	76,005
		6,837,158
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	33,850
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	41	77,605
Computers — 3.2%
CACI International, Inc., Class A†	140	51,369
CyberArk Software, Ltd.†	363	122,694
EPAM Systems, Inc.†	61	10,299
ExlService Holdings, Inc.†	8,474	400,058
Fortinet, Inc.†	670	64,494
Gartner, Inc.†	3,851	1,616,419
Globant SA†	826	97,237
HP, Inc.	4,028	111,535
KBR, Inc.	1,353	67,393
NetApp, Inc.	1,615	141,862
Okta, Inc.†	1,285	135,208
Parsons Corp.†	900	53,289
Pure Storage, Inc., Class A†	9,077	401,839
Rubrik, Inc., Class A†	725	44,210
SailPoint, Inc.†	5,286	99,112

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Super Micro Computer, Inc.†	17,497	$ 599,097
Zscaler, Inc.†	3,524	699,232
		4,715,347
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	1,924	120,808
Distribution/Wholesale — 1.7%
Copart, Inc.†	1,091	61,740
Core & Main, Inc., Class A†	4,265	206,042
Fastenal Co.	17,519	1,358,598
Pool Corp.	662	210,748
SiteOne Landscape Supply, Inc.†	692	84,036
WW Grainger, Inc.	672	663,822
		2,584,986
Diversified Financial Services — 6.2%
Ally Financial, Inc.	663	24,180
Ameriprise Financial, Inc.	3,198	1,548,184
Ares Management Corp., Class A	6,710	983,753
Blue Owl Capital, Inc.	17,856	357,834
Coinbase Global, Inc., Class A†	8,759	1,508,563
Credit Acceptance Corp.†	87	44,922
Evercore, Inc., Class A	1,191	237,867
FTAI Aviation, Ltd.	5,678	630,428
Hamilton Lane, Inc., Class A	3,689	548,444
Houlihan Lokey, Inc.	87	14,050
Jefferies Financial Group, Inc.	874	46,820
Lazard, Inc.	1,819	78,763
LPL Financial Holdings, Inc.	2,612	854,490
SoFi Technologies, Inc.†	2,997	34,855
StepStone Group, Inc., Class A	1,625	84,874
Stifel Financial Corp.	1,650	155,529
TPG, Inc.	1,710	81,105
Tradeweb Markets, Inc., Class A	12,941	1,921,221
UWM Holdings Corp.	1,150	6,279
Western Union Co.	1,056	11,172
XP, Inc., Class A	732	10,065
		9,183,398
Electric — 1.0%
NRG Energy, Inc.	1,465	139,849
Vistra Corp.	11,728	1,377,336
		1,517,185
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	415	71,438
Generac Holdings, Inc.†	504	63,832
Universal Display Corp.	417	58,163
		193,433
Electronics — 1.1%
Badger Meter, Inc.	250	47,563
Celestica, Inc.†	9,001	709,369
Coherent Corp.†	600	38,964
Flex, Ltd.†	20,128	665,834
Hubbell, Inc.	150	49,636
Ingram Micro Holding Corp.	78	1,384
Jabil, Inc.	155	21,091
Keysight Technologies, Inc.†	350	52,419
Mettler-Toledo International, Inc.†	46	54,322
		1,640,582
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,339	$ 145,135
First Solar, Inc.†	280	35,400
		180,535
Engineering & Construction — 0.4%
Comfort Systems USA, Inc.	1,249	402,590
EMCOR Group, Inc.	319	117,912
TopBuild Corp.†	172	52,452
		572,954
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	3,827
Entertainment — 3.4%
Churchill Downs, Inc.	2,362	262,347
DraftKings, Inc., Class A†	52,061	1,728,946
Light & Wonder, Inc.†	2,398	207,691
Live Nation Entertainment, Inc.†	18,484	2,413,641
Madison Square Garden Sports Corp.†	26	5,063
TKO Group Holdings, Inc.	2,371	362,312
Vail Resorts, Inc.	559	89,451
		5,069,451
Environmental Control — 0.6%
Clean Harbors, Inc.†	2,599	512,263
GFL Environmental, Inc.	1,300	62,803
Republic Services, Inc.	300	72,648
Tetra Tech, Inc.	1,017	29,747
Veralto Corp.	1,973	192,269
Waste Connections, Inc.	423	82,565
		952,295
Food — 1.5%
Hershey Co.	359	61,400
Lamb Weston Holdings, Inc.	810	43,173
Performance Food Group Co.†	1,938	152,385
Pilgrim's Pride Corp.	69	3,761
Sprouts Farmers Market, Inc.†	3,839	585,985
Sysco Corp.	5,420	406,717
US Foods Holding Corp.†	14,739	964,815
		2,218,236
Gas — 0.6%
Atmos Energy Corp.	2,700	417,366
NiSource, Inc.	10,977	440,068
		857,434
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	273	51,641
Healthcare-Products — 5.5%
10X Genomics, Inc., Class A†	1,254	10,947
Agilent Technologies, Inc.	425	49,717
Alcon, Inc.	600	56,958
Align Technology, Inc.†	780	123,911
Bio-Techne Corp.	865	50,715
Bruker Corp.	1,229	51,298
Exact Sciences Corp.†	21,525	931,817
GE HealthCare Technologies, Inc.	759	61,259
Glaukos Corp.†	3,740	368,091
Globus Medical, Inc., Class A†	875	64,050
IDEXX Laboratories, Inc.†	3,102	1,302,685
Inspire Medical Systems, Inc.†	842	134,114
Insulet Corp.†	2,240	588,246
Lantheus Holdings, Inc.†	650	63,440

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Masimo Corp.†	401	$ 66,807
Natera, Inc.†	13,804	1,952,024
Penumbra, Inc.†	1,296	346,563
PROCEPT BioRobotics Corp.†	5,424	316,002
Repligen Corp.†	597	75,962
ResMed, Inc.	1,630	364,876
Revvity, Inc.	475	50,255
Waters Corp.†	2,506	923,636
West Pharmaceutical Services, Inc.	782	175,074
		8,128,447
Healthcare-Services — 1.3%
Chemed Corp.	162	99,682
DaVita, Inc.†	837	128,036
Encompass Health Corp.	1,825	184,836
Ensign Group, Inc.	5,042	652,435
Fortrea Holdings, Inc.†	160	1,208
IQVIA Holdings, Inc.†	707	124,644
Medpace Holdings, Inc.†	676	205,970
Molina Healthcare, Inc.†	885	291,510
Quest Diagnostics, Inc.	350	59,220
Tenet Healthcare Corp.†	1,050	141,225
		1,888,766
Home Builders — 0.1%
NVR, Inc.†	10	72,444
Home Furnishings — 0.2%
SharkNinja, Inc.†	733	61,140
Somnigroup International, Inc.	2,979	178,382
		239,522
Household Products/Wares — 0.3%
Avery Dennison Corp.	536	95,392
Clorox Co.	2,204	324,539
		419,931
Insurance — 1.6%
Allstate Corp.	1,828	378,524
Arch Capital Group, Ltd.	825	79,348
Arthur J. Gallagher & Co.	673	232,347
Brown & Brown, Inc.	4,291	533,800
Equitable Holdings, Inc.	5,548	288,995
Everest Group, Ltd.	123	44,690
Hartford Financial Services Group, Inc.	575	71,145
Kinsale Capital Group, Inc.	781	380,120
Markel Group, Inc.†	53	99,089
RLI Corp.	90	7,230
Ryan Specialty Holdings, Inc.	4,341	320,670
		2,435,958
Internet — 4.7%
CDW Corp.	1,900	304,494
Coupang, Inc.†	39,318	862,244
DoorDash, Inc., Class A†	375	68,539
Etsy, Inc.†	1,291	60,909
Expedia Group, Inc.	4,397	739,136
GoDaddy, Inc., Class A†	12,321	2,219,505
Lyft, Inc., Class A†	10,347	122,819
Maplebear, Inc.†	11,941	476,326
Pinterest, Inc., Class A†	22,395	694,245
Reddit, Inc., Class A†	481	50,457
Robinhood Markets, Inc., Class A†	1,675	69,714
Security Description	Shares or Principal Amount	Value

Internet (continued)
Roku, Inc.†	337	$ 23,738
Spotify Technology SA†	911	501,077
TripAdvisor, Inc.†	102	1,445
Trump Media & Technology Group Corp.†	897	17,527
VeriSign, Inc.†	96	24,372
Zillow Group, Inc., Class C†	11,605	795,639
		7,032,186
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	2,797	22,991
Steel Dynamics, Inc.	525	65,667
		88,658
Leisure Time — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	7,788	147,661
Planet Fitness, Inc., Class A†	1,940	187,423
Royal Caribbean Cruises, Ltd.	4,036	829,156
Viking Holdings, Ltd.†	12,207	485,228
YETI Holdings, Inc.†	451	14,928
		1,664,396
Lodging — 1.1%
Choice Hotels International, Inc.	412	54,705
Hilton Worldwide Holdings, Inc.	4,632	1,054,012
Hyatt Hotels Corp., Class A	506	61,985
Las Vegas Sands Corp.	9,736	376,102
Wyndham Hotels & Resorts, Inc.	117	10,590
Wynn Resorts, Ltd.	133	11,105
		1,568,499
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	955	94,211
Vertiv Holdings Co., Class A	12,632	912,030
		1,006,241
Machinery-Diversified — 0.2%
Cognex Corp.	165	4,922
Esab Corp.	586	68,269
Rockwell Automation, Inc.	185	47,800
Symbotic, Inc.†	1,950	39,410
Westinghouse Air Brake Technologies Corp.	375	68,006
		228,407
Media — 1.4%
FactSet Research Systems, Inc.	239	108,659
Liberty Broadband Corp., Class A†	72	6,120
Liberty Broadband Corp., Class C†	480	40,824
Liberty Media Corp.-Liberty Formula One, Class A†	147	11,976
Liberty Media Corp.-Liberty Formula One, Class C†	20,375	1,833,954
Nexstar Media Group, Inc.	204	36,561
		2,038,094
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	972	105,608
RBC Bearings, Inc.†	225	72,398
		178,006
Mining — 0.1%
Cameco Corp.	2,400	98,784
Miscellaneous Manufacturing — 1.4%
Axon Enterprise, Inc.†	3,883	2,042,264
Carlisle Cos., Inc.	233	79,336
		2,121,600

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	429	$ 121,218
Oil & Gas — 2.1%
Civitas Resources, Inc.	470	16,398
Coterra Energy, Inc.	19,127	552,770
Diamondback Energy, Inc.	3,680	588,359
EQT Corp.	649	34,676
Expand Energy Corp.	600	66,792
Hess Corp.	3,210	512,733
Magnolia Oil & Gas Corp., Class A	2,500	63,150
Matador Resources Co.	1,302	66,519
Noble Corp. PLC	1,350	31,995
Permian Resources Corp.	12,247	169,621
Texas Pacific Land Corp.	333	441,222
Viper Energy, Inc.	10,494	473,804
Weatherford International PLC	1,281	68,598
		3,086,637
Oil & Gas Services — 0.0%
TechnipFMC PLC	2,000	63,380
Packaging & Containers — 0.0%
Sealed Air Corp.	139	4,017
Pharmaceuticals — 3.9%
Alkermes PLC†	1,750	57,785
Ascendis Pharma A/S ADR†	485	75,592
BellRing Brands, Inc.†	14,397	1,072,001
Cardinal Health, Inc.	5,869	808,572
Cencora, Inc.	7,226	2,009,478
Dexcom, Inc.†	11,357	775,570
Madrigal Pharmaceuticals, Inc.†	225	74,527
Neurocrine Biosciences, Inc.†	6,814	753,628
Vaxcyte, Inc.†	700	26,432
Verona Pharma PLC ADR†	800	50,792
		5,704,377
Pipelines — 2.7%
Antero Midstream Corp.	2,299	41,382
Cheniere Energy, Inc.	4,017	929,534
New Fortress Energy, Inc.	797	6,623
Targa Resources Corp.	15,265	3,060,175
		4,037,714
Private Equity — 0.5%
KKR & Co., Inc.	6,015	695,394
Real Estate — 0.2%
CBRE Group, Inc., Class A†	450	58,851
CoStar Group, Inc.†	938	74,318
FirstService Corp.	300	49,785
Jones Lang LaSalle, Inc.†	260	64,456
		247,410
REITS — 1.6%
AvalonBay Communities, Inc.	2,251	483,110
Crown Castle, Inc.	5,066	528,029
CubeSmart	1,600	68,336
Equity LifeStyle Properties, Inc.	950	63,365
Iron Mountain, Inc.	6,252	537,922
Lamar Advertising Co., Class A	1,393	158,495
Rexford Industrial Realty, Inc.	1,100	43,065
Simon Property Group, Inc.	2,796	464,360
Terreno Realty Corp.	900	56,898
		2,403,580
Security Description	Shares or Principal Amount	Value

Retail — 7.6%
AutoZone, Inc.†	20	$ 76,256
BJ's Wholesale Club Holdings, Inc.†	1,280	146,048
Burlington Stores, Inc.†	4,204	1,001,939
CarMax, Inc.†	192	14,961
Carvana Co.†	1,472	307,766
Casey's General Stores, Inc.	2,505	1,087,270
Cava Group, Inc.†	3,983	344,171
Darden Restaurants, Inc.	2,084	432,972
Dick's Sporting Goods, Inc.	2,933	591,176
Domino's Pizza, Inc.	482	221,455
Dutch Bros, Inc., Class A†	1,891	116,750
Ferguson Enterprises, Inc.	584	93,574
Five Below, Inc.†	768	57,542
Floor & Decor Holdings, Inc., Class A†	1,205	96,966
Freshpet, Inc.†	7,239	602,068
Murphy USA, Inc.	325	152,688
Ollie's Bargain Outlet Holdings, Inc.†	11,487	1,336,627
O'Reilly Automotive, Inc.†	785	1,124,575
RH†	193	45,241
Ross Stores, Inc.	4,585	585,917
Texas Roadhouse, Inc.	2,734	455,567
Tractor Supply Co.	18,330	1,009,983
Ulta Beauty, Inc.†	1,408	516,088
Wendy's Co.	1,507	22,047
Williams-Sonoma, Inc.	2,006	317,149
Wingstop, Inc.	1,136	256,259
Yum! Brands, Inc.	1,921	302,289
		11,315,344
Semiconductors — 2.0%
Analog Devices, Inc.	1	202
Astera Labs, Inc.†	98	5,848
Entegris, Inc.	4,679	409,319
Impinj, Inc.†	325	29,477
Lattice Semiconductor Corp.†	3,966	208,017
MACOM Technology Solutions Holdings, Inc.†	425	42,661
Marvell Technology, Inc.	14,051	865,120
MKS Instruments, Inc.	595	47,689
Monolithic Power Systems, Inc.	1,774	1,028,884
Onto Innovation, Inc.†	723	87,729
Rambus, Inc.†	1,775	91,901
Teradyne, Inc.	2,526	208,648
		3,025,495
Software — 22.4%
Appfolio, Inc., Class A†	707	155,469
AppLovin Corp., Class A†	15,415	4,084,513
Atlassian Corp., Class A†	2,771	588,034
Bentley Systems, Inc., Class B	2,488	97,878
BILL Holdings, Inc.†	446	20,467
Braze, Inc., Class A†	1,400	50,512
Broadridge Financial Solutions, Inc.	3,861	936,138
CCC Intelligent Solutions Holdings, Inc.†	5,000	45,150
Clearwater Analytics Holdings, Inc., Class A†	1,825	48,910
Cloudflare, Inc., Class A†	12,007	1,353,069
Confluent, Inc., Class A†	8,046	188,598
Databricks, Inc.†(1)(2)	2,067	191,197
Datadog, Inc., Class A†	12,980	1,287,746
Dayforce, Inc.†	283	16,507
Descartes Systems Group, Inc.†	525	52,936
DocuSign, Inc.†	21,600	1,758,240
DoubleVerify Holdings, Inc.†	1,429	19,106
Doximity, Inc., Class A†	167	9,691

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A†	1,204	$ 32,159
Duolingo, Inc. Class A†	1,053	326,999
Dynatrace, Inc.†	9,386	442,550
Elastic NV†	2,421	215,711
Fair Isaac Corp.†	707	1,303,821
Five9, Inc.†	1,317	35,757
Gitlab, Inc., Class A†	2,241	105,327
Guidewire Software, Inc.†	6,189	1,159,571
HubSpot, Inc.†	1,885	1,076,882
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,426	419,795
MicroStrategy, Inc., Class A†	259	74,662
Monday.com, Ltd.†	240	58,358
MongoDB, Inc.†	1,546	271,168
MSCI, Inc.	1,585	896,317
nCino, Inc.†	917	25,190
Nutanix, Inc., Class A†	3,612	252,154
Palantir Technologies, Inc., Class A†	100,950	8,520,180
Paychex, Inc.	4,075	628,691
Paycom Software, Inc.	3,883	848,358
Paycor HCM, Inc.†	143	3,209
Pegasystems, Inc.	791	54,990
Procore Technologies, Inc.†	2,764	182,479
PTC, Inc.†	2,616	405,349
RingCentral, Inc., Class A†	1,417	35,085
ROBLOX Corp., Class A†	28,601	1,667,152
Samsara, Inc., Class A†	1,700	65,161
SentinelOne, Inc., Class A†	809	14,708
ServiceTitan, Inc.†	251	23,873
Take-Two Interactive Software, Inc.†	2,084	431,909
Tanium Class B†(1)(2)	1,910	10,047
Teradata Corp.†	1,695	38,104
Twilio, Inc., Class A†	7,509	735,206
Tyler Technologies, Inc.†	1,319	766,853
UiPath, Inc., Class A†	6,506	67,012
Unity Software, Inc.†	2,417	47,349
Veeva Systems, Inc., Class A†	4,588	1,062,718
		33,209,019
Telecommunications — 0.1%
Ciena Corp.†	875	52,876
Corning, Inc.	2,200	100,716
Iridium Communications, Inc.	181	4,945
Ubiquiti, Inc.	33	10,235
		168,772
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,158	132,696
Transportation — 1.3%
Expeditors International of Washington, Inc.	403	48,461
Old Dominion Freight Line, Inc.	7,055	1,167,250
Saia, Inc.†	634	221,539
XPO, Inc.†	3,980	428,168
		1,865,418
Total Common Stocks (cost $125,251,251)		144,055,162
CONVERTIBLE PREFERRED STOCKS — 0.6%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	56,739
Security Description	Shares or Principal Amount	Value

Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	$ 3,785
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	1,959	67,301
Enterprise Software / Services — 0.0%
Socure, Inc. Series A †(1)(2)	1,118	4,651
Socure, Inc. Series A1†(1)(2)	918	3,819
Socure, Inc. Series B†(1)(2)	17	71
Socure, Inc. Series E†(1)(2)	2,127	8,848
		17,389
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	8,443
Software — 0.5%
Databricks, Inc. Series F †(1)(2)	5,040	466,200
Databricks, Inc. Series G†(1)(2)	486	44,955
Databricks, Inc. Series H†(1)(2)	1,092	101,010
Tanium, Inc. Series G†(1)(2)	32,619	171,576
		783,741
Total Convertible Preferred Stocks (cost $713,654)		937,398
UNAFFILIATED INVESTMENT COMPANIES — 1.4%
iShares Russell Midcap Growth Index Fund	9,134	1,073,153
Vanguard Mid-Cap Growth ETF	4,017	982,719
Total Unaffiliated Investment Companies (cost $2,109,212)		2,055,872
Total Long-Term Investment Securities (cost $128,074,117)		147,048,432
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (3)	92,284	92,284
T. Rowe Price Government Reserve Fund 4.39%(3)	102	102
		92,386
U.S. Government — 0.0%
United States Treasury Bills
4.20%, 05/13/2025(4)	$ 45,000	44,778
Total Short-Term Investments (cost $137,165)		137,164

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $193,952 and collateralized by $171,800 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $197,996	$193,945	$ 193,945
Bank of America Securities LLC Joint Repurchase Agreement(5)	200,000	200,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	155,000	155,000
BNP Paribas SA Joint Repurchase Agreement(5)	155,000	155,000
Deutsche Bank AG Joint Repurchase Agreement(5)	185,000	185,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	185,000	185,000
Total Repurchase Agreements (cost $1,073,945)		1,073,945
TOTAL INVESTMENTS (cost $129,285,227)(6)	100.0%	148,259,541
Other assets less liabilities	(0.0)	(5,718)
NET ASSETS	100.0%	$148,253,823
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$77,605	$1,892.79	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	191,197	92.50	0.2
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Magic Leap, Inc., Class A	12/28/2015	9	$114,566	$4	$0.48	0.0%
Snyk, Ltd.	09/03/2021	4,274	61,309	33,850	7.92	0.0
Socure, Inc.	12/22/2021	920	14,783	3,827	4.16	0.0
Tanium Class B	09/24/2020	1,910	21,765	10,047	5.26	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	3,785	1,892.79	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	466,200	92.50	0.3
Databricks, Inc. Series G	02/01/2021	486	28,734	44,955	92.50	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	101,010	92.50	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	8,443	2.86	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	67,301	34.36	0.1
Snyk, Ltd. Series F	09/03/2021	7,164	102,205	56,739	7.92	0.0
Socure, Inc. Series A	12/22/2021	1,118	17,965	4,651	4.16	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	3,819	4.16	0.0
Socure, Inc. Series B	12/22/2021	17	273	71	4.16	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	8,848	4.16	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	171,576	5.26	0.1
				$1,253,928		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of March 31, 2025.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	June 2025	$299,615	$293,860	$(5,755)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$33,850	$33,850
Computer Graphics	—	—	77,605	77,605
Enterprise Software / Services	—	—	3,827	3,827
Software	33,007,771	—	201,248	33,209,019
Other Industries	110,730,861	—	—	110,730,861
Convertible Preferred Stocks	—	—	937,398	937,398
Unaffiliated Investment Companies	2,055,872	—	—	2,055,872
Short-Term Investments:
U.S. Government	—	44,778	—	44,778
Other Short-Term Investments	92,386	—	—	92,386
Repurchase Agreements	—	1,073,945	—	1,073,945
Total Investments at Value	$145,886,890	$1,118,723	$1,253,928	$148,259,541
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,755	$—	$—	$5,755
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	2,502	$ 67,954
Omnicom Group, Inc.	5,603	464,545
		532,499
Aerospace/Defense — 1.7%
Curtiss-Wright Corp.	257	81,538
Hexcel Corp.	6,948	380,472
Howmet Aerospace, Inc.	5,849	758,791
L3Harris Technologies, Inc.	6,945	1,453,658
Loar Holdings, Inc.†	21	1,484
Spirit AeroSystems Holdings, Inc., Class A†	683	23,536
Standardaero, Inc.†	15,465	411,988
		3,111,467
Agriculture — 0.1%
Archer-Daniels-Midland Co.	3,210	154,112
Bunge Global SA	894	68,320
Darling Ingredients, Inc.†	1,067	33,333
		255,765
Airlines — 1.1%
Alaska Air Group, Inc.†	6,117	301,079
American Airlines Group, Inc.†	4,088	43,128
Delta Air Lines, Inc.	13,385	583,586
Southwest Airlines Co.	24,590	825,732
United Airlines Holdings, Inc.†	2,203	152,117
		1,905,642
Apparel — 1.0%
Birkenstock Holding PLC†	264	12,105
Capri Holdings, Ltd.†	771	15,212
Carter's, Inc.	239	9,775
Columbia Sportswear Co.	215	16,273
Crocs, Inc.†	315	33,453
Puma SE	12,775	309,353
PVH Corp.	373	24,111
Ralph Lauren Corp.	2,057	454,062
Skechers USA, Inc., Class A†	8,135	461,905
Tapestry, Inc.	1,564	110,121
Under Armour, Inc., Class A†	1,270	7,938
Under Armour, Inc., Class C†	1,283	7,634
VF Corp.	21,334	331,104
		1,793,046
Auto Manufacturers — 0.4%
Cummins, Inc.	920	288,365
Lucid Group, Inc.†	6,653	16,100
PACCAR, Inc.	3,440	334,953
Rivian Automotive, Inc., Class A†	5,680	70,716
		710,134
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	582	55,680
Aptiv PLC†	9,451	562,335
BorgWarner, Inc.	1,466	42,001
Gentex Corp.	1,530	35,649
Lear Corp.	364	32,112
QuantumScape Corp.†	2,427	10,096
		737,873
Banks — 4.7%
Bank of New York Mellon Corp.	4,838	405,763
Bank OZK	715	31,067
Security Description	Shares or Principal Amount	Value

Banks (continued)
BOK Financial Corp.	153	$ 15,935
Citizens Financial Group, Inc.	2,957	121,148
Columbia Banking System, Inc.	12,170	303,520
Comerica, Inc.	892	52,682
Commerce Bancshares, Inc.	830	51,651
Cullen/Frost Bankers, Inc.	396	49,579
East West Bancorp, Inc.	6,580	590,621
Fifth Third Bancorp	28,841	1,130,567
First Citizens BancShares, Inc., Class A	77	142,767
First Hawaiian, Inc.	857	20,945
First Horizon Corp.	3,506	68,087
FNB Corp.	2,394	32,199
Huntington Bancshares, Inc.	9,717	145,852
KeyCorp	34,929	558,515
M&T Bank Corp.	4,709	841,734
Northern Trust Corp.	7,439	733,857
Pinnacle Financial Partners, Inc.	510	54,080
Popular, Inc.	7,519	694,530
Prosperity Bancshares, Inc.	4,750	339,007
Regions Financial Corp.	27,838	604,920
State Street Corp.	1,971	176,464
Synovus Financial Corp.	947	44,263
Webster Financial Corp.	10,013	516,170
Western Alliance Bancorp	7,556	580,527
Wintrust Financial Corp.	437	49,145
Zions Bancorp NA	973	48,514
		8,404,109
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	46	10,987
Brown-Forman Corp., Class A	328	10,978
Brown-Forman Corp., Class B	1,160	39,370
Coca-Cola Consolidated, Inc.	41	55,350
Coca-Cola Europacific Partners PLC	6,073	528,533
Molson Coors Beverage Co., Class B	1,150	70,001
		715,219
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.†	97	26,192
Biogen, Inc.†	2,585	353,731
BioMarin Pharmaceutical, Inc.†	1,271	89,847
Bio-Rad Laboratories, Inc., Class A†	127	30,932
Certara, Inc.†	809	8,009
Corteva, Inc.	14,794	930,986
Exelixis, Inc.†	313	11,556
GRAIL, Inc.†	179	4,572
Illumina, Inc.†	1,072	85,053
Incyte Corp.†	1,007	60,974
Ionis Pharmaceuticals, Inc.†	74	2,233
Roivant Sciences, Ltd.†	2,819	28,444
Royalty Pharma PLC, Class A	2,595	80,782
United Therapeutics Corp.†	294	90,631
		1,803,942
Building Materials — 1.0%
Armstrong World Industries, Inc.	194	27,331
AZEK Co., Inc.†	283	13,836
Builders FirstSource, Inc.†	2,976	371,821
Eagle Materials, Inc.	54	11,984
Fortune Brands Innovations, Inc.	829	50,470
Hayward Holdings, Inc.†	959	13,349
James Hardie Industries PLC†	10,159	239,346
Knife River Corp.†	2,000	180,420
Louisiana-Pacific Corp.	127	11,681

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.	390	$ 186,471
Masco Corp.	1,451	100,903
Mohawk Industries, Inc.†	2,695	307,715
Owens Corning	575	82,121
Simpson Manufacturing Co., Inc.	258	40,527
Vulcan Materials Co.	661	154,211
		1,792,186
Chemicals — 2.5%
Albemarle Corp.	789	56,824
Ashland, Inc.	6,387	378,685
Axalta Coating Systems, Ltd.†	1,465	48,594
Celanese Corp.	8,747	496,567
CF Industries Holdings, Inc.	1,168	91,279
Chemours Co.	929	12,569
Dow, Inc.	9,840	343,613
DuPont de Nemours, Inc.	17,401	1,299,507
Eastman Chemical Co.	6,928	610,426
Element Solutions, Inc.	1,506	34,051
FMC Corp.	838	35,355
Huntsman Corp.	1,100	17,369
International Flavors & Fragrances, Inc.	6,815	528,912
LyondellBasell Industries NV, Class A	1,752	123,341
Mosaic Co.	2,128	57,477
NewMarket Corp.	45	25,490
Olin Corp.	777	18,835
PPG Industries, Inc.	1,556	170,149
RPM International, Inc.	662	76,580
Westlake Corp.	226	22,607
		4,448,230
Commercial Services — 3.8%
ADT, Inc.	2,498	20,334
Affirm Holdings, Inc.†	1,744	78,811
API Group Corp.†	21,218	758,756
Avis Budget Group, Inc.†	69	5,237
Block, Inc.†	2,161	117,407
Bright Horizons Family Solutions, Inc.†	330	41,923
Clarivate PLC†	29,895	117,487
Corpay, Inc.†	2,579	899,349
Dun & Bradstreet Holdings, Inc.	2,035	18,193
Edenred SE	11,666	380,663
Equifax, Inc.	661	160,993
Euronet Worldwide, Inc.†	279	29,811
First Advantage Corp.†	8,000	112,720
FTI Consulting, Inc.†	237	38,887
Global Payments, Inc.	15,455	1,513,354
Grand Canyon Education, Inc.†	130	22,493
GXO Logistics, Inc.†	790	30,873
H&R Block, Inc.	738	40,524
ManpowerGroup, Inc.	312	18,058
MarketAxess Holdings, Inc.	249	53,871
Marqeta, Inc., Class A†	76,083	313,462
Quanta Services, Inc.	1,876	476,842
RB Global, Inc.	1,232	123,570
Robert Half, Inc.	681	37,148
Service Corp. International	946	75,869
TransUnion	6,693	555,452
U-Haul Holding Co. †	29	1,895
U-Haul Holding Co. (Non-Voting)	383	22,666
United Rentals, Inc.	334	209,318
Verra Mobility Corp.†	16,743	376,885
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Vestis Corp.	768	$ 7,603
WEX, Inc.†	242	37,999
WillScot Holdings Corp.	6,651	184,898
		6,883,351
Computers — 1.9%
Amdocs, Ltd.	746	68,259
Amentum Holdings, Inc.†	997	18,146
CACI International, Inc., Class A†	149	54,671
Check Point Software Technologies, Ltd.†	1,984	452,193
Cognizant Technology Solutions Corp., Class A	3,350	256,275
Crane NXT Co.	330	16,962
DXC Technology Co.†	1,204	20,528
EPAM Systems, Inc.†	344	58,081
Genpact, Ltd.	1,156	58,239
Globant SA†	70	8,241
Hewlett Packard Enterprise Co.	8,837	136,355
HP, Inc.	4,783	132,441
KBR, Inc.	9,320	464,229
Kyndryl Holdings, Inc.†	1,530	48,042
Leidos Holdings, Inc.	4,035	544,483
Lumentum Holdings, Inc.†	457	28,489
NetApp, Inc.	754	66,231
Okta, Inc.†	602	63,343
Parsons Corp.†	308	18,237
Pure Storage, Inc., Class A†	264	11,687
Sandisk Corp.†	8,125	386,831
Science Applications International Corp.	328	36,825
Western Digital Corp.†	10,502	424,596
		3,373,384
Cosmetics/Personal Care — 1.7%
Coty, Inc., Class A†	2,567	14,042
Kenvue, Inc.	97,541	2,339,033
Perrigo Co. PLC	26,812	751,808
		3,104,883
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	438	21,160
Fastenal Co.	605	46,918
LKQ Corp.	14,555	619,170
SiteOne Landscape Supply, Inc.†	2,814	341,732
Watsco, Inc.	233	118,434
WESCO International, Inc.	283	43,950
WW Grainger, Inc.	38	37,537
		1,228,901
Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.	200	33,606
Air Lease Corp.	702	33,914
Ally Financial, Inc.	1,596	58,206
Ameriprise Financial, Inc.	57	27,594
Cboe Global Markets, Inc.	710	160,666
Coinbase Global, Inc., Class A†	218	37,546
Credit Acceptance Corp.†	9	4,647
Discover Financial Services	1,683	287,288
Evercore, Inc., Class A	1,643	328,140
Franklin Resources, Inc.	2,083	40,098
Houlihan Lokey, Inc.	324	52,326
Interactive Brokers Group, Inc., Class A	710	117,569
Invesco, Ltd.	2,459	37,303
Janus Henderson Group PLC	858	31,017
Jefferies Financial Group, Inc.	843	45,160
Lazard, Inc.	13,647	590,915

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Nasdaq, Inc.	2,773	$ 210,360
OneMain Holdings, Inc.	7,565	369,777
Raymond James Financial, Inc.	6,789	943,060
Rocket Cos., Inc., Class A	931	11,237
SEI Investments Co.	672	52,167
SLM Corp.	18,300	537,471
SoFi Technologies, Inc.†	6,053	70,396
StepStone Group, Inc., Class A	4,905	256,188
Stifel Financial Corp.	668	62,966
Synchrony Financial	6,475	342,786
T. Rowe Price Group, Inc.	1,476	135,600
TPG, Inc.	7,540	357,622
Tradeweb Markets, Inc., Class A	473	70,222
UWM Holdings Corp.	199	1,087
Virtu Financial, Inc., Class A	539	20,547
Voya Financial, Inc.	15,062	1,020,601
Western Union Co.	66,552	704,120
XP, Inc., Class A	2,468	33,935
		7,086,137
Electric — 6.4%
AES Corp.	25,327	314,561
Alliant Energy Corp.	10,666	686,357
Ameren Corp.	9,628	966,651
Brookfield Renewable Corp.	922	25,742
CenterPoint Energy, Inc.	27,922	1,011,614
Clearway Energy, Inc., Class A	233	6,631
Clearway Energy, Inc., Class C	552	16,709
CMS Energy Corp.	10,426	783,097
Consolidated Edison, Inc.	2,331	257,785
Dominion Energy, Inc.	11,318	634,600
DTE Energy Co.	1,391	192,334
Edison International	7,062	416,093
Entergy Corp.	2,870	245,356
Evergy, Inc.	1,499	103,356
Eversource Energy	2,470	153,412
Exelon Corp.	6,735	310,349
FirstEnergy Corp.	19,706	796,517
IDACORP, Inc.	358	41,607
NRG Energy, Inc.	802	76,559
OGE Energy Corp.	1,345	61,816
PG&E Corp.	101,528	1,744,251
Pinnacle West Capital Corp.	6,073	578,453
PPL Corp.	4,971	179,503
Public Service Enterprise Group, Inc.	11,276	928,015
Sempra	5,626	401,471
WEC Energy Group, Inc.	2,129	232,019
Xcel Energy, Inc.	3,869	273,887
		11,438,745
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	207	54,514
AMETEK, Inc.	1,554	267,506
Generac Holdings, Inc.†	199	25,203
Littelfuse, Inc.	164	32,265
Universal Display Corp.	156	21,759
		401,247
Electronics — 3.2%
Allegion PLC	4,515	589,027
Arrow Electronics, Inc.†	353	36,652
Avnet, Inc.	578	27,796
Coherent Corp.†	839	54,485
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Flex, Ltd.†	15,267	$ 505,032
Fortive Corp.	12,734	931,874
Garmin, Ltd.	1,042	226,249
Hubbell, Inc.	360	119,128
Ingram Micro Holding Corp.	89	1,579
Jabil, Inc.	659	89,670
Keysight Technologies, Inc.†	6,773	1,014,392
Mettler-Toledo International, Inc.†	140	165,327
nVent Electric PLC	1,112	58,291
Sensata Technologies Holding PLC	20,981	509,209
TD SYNNEX Corp.	507	52,708
TE Connectivity PLC	7,561	1,068,521
Trimble, Inc.†	1,639	107,600
Vontier Corp.	1,009	33,146
Woodward, Inc.	396	72,266
		5,662,952
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	718	90,777
Engineering & Construction — 0.5%
AECOM	891	82,622
EMCOR Group, Inc.	185	68,381
Everus Construction Group, Inc.†	342	12,685
Jacobs Solutions, Inc.	4,676	565,282
MasTec, Inc.†	422	49,252
TopBuild Corp.†	182	55,501
		833,723
Entertainment — 0.3%
Caesars Entertainment, Inc.†	1,421	35,525
International Game Technology PLC	16,471	267,818
Liberty Media Corp.-Liberty Live, Class A†	132	8,876
Liberty Media Corp.-Liberty Live, Class C†	312	21,260
Madison Square Garden Sports Corp.†	115	22,393
Marriott Vacations Worldwide Corp.	234	15,032
Penn Entertainment, Inc.†	1,014	16,538
TKO Group Holdings, Inc.	458	69,987
Vail Resorts, Inc.	40	6,401
		463,830
Environmental Control — 0.7%
Clean Harbors, Inc.†	343	67,605
GFL Environmental, Inc.	10,275	496,385
Pentair PLC	6,233	545,263
Tetra Tech, Inc.	1,408	41,184
Veralto Corp.	914	89,070
		1,239,507
Food — 3.2%
Albertsons Cos., Inc., Class A	23,835	524,132
Campbell's Co.	1,292	51,577
Conagra Brands, Inc.	14,205	378,847
Flowers Foods, Inc.	19,836	377,082
General Mills, Inc.	3,712	221,940
Grocery Outlet Holding Corp.†	638	8,919
Hershey Co.	2,797	478,371
Hormel Foods Corp.	1,951	60,364
Ingredion, Inc.	3,514	475,128
J.M. Smucker Co.	695	82,295
Kellanova	1,765	145,595
Kroger Co.	4,466	302,304
Lamb Weston Holdings, Inc.	13,942	743,109
McCormick & Co., Inc.	1,695	139,515

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Performance Food Group Co.†	881	$ 69,273
Pilgrim's Pride Corp.	251	13,682
Post Holdings, Inc.†	351	40,842
Seaboard Corp.	2	5,394
Smithfield Foods, Inc.†	172	3,507
Sysco Corp.	6,077	456,018
Tyson Foods, Inc., Class A	7,634	487,126
US Foods Holding Corp.†	11,010	720,715
		5,785,735
Food Service — 0.7%
Aramark	24,179	834,659
Compass Group PLC	11,560	381,658
		1,216,317
Forest Products & Paper — 0.9%
International Paper Co.	28,809	1,536,960
Gas — 0.4%
Atmos Energy Corp.	3,616	558,961
MDU Resources Group, Inc.	1,367	23,116
National Fuel Gas Co.	603	47,752
NiSource, Inc.	3,144	126,043
UGI Corp.	1,447	47,852
		803,724
Hand/Machine Tools — 1.0%
Lincoln Electric Holdings, Inc.	268	50,695
MSA Safety, Inc.	249	36,526
Regal Rexnord Corp.	3,546	403,712
Snap-on, Inc.	348	117,279
Stanley Black & Decker, Inc.	14,501	1,114,837
		1,723,049
Healthcare-Products — 4.4%
10X Genomics, Inc., Class A†	234	2,043
Agilent Technologies, Inc.	7,403	866,003
Align Technology, Inc.†	209	33,202
Avantor, Inc.†	4,565	73,999
Azenta, Inc.†	269	9,318
Baxter International, Inc.	33,953	1,162,211
Bio-Techne Corp.	1,057	61,972
Bruker Corp.	269	11,228
Cooper Cos., Inc.†	6,114	515,716
Dentsply Sirona, Inc.	34,423	514,280
Enovis Corp.†	379	14,482
Envista Holdings Corp.†	1,156	19,952
Exact Sciences Corp.†	10,343	447,748
GE HealthCare Technologies, Inc.	6,386	515,414
Globus Medical, Inc., Class A†	753	55,120
Hologic, Inc.†	1,496	92,408
Masimo Corp.†	140	23,324
QIAGEN NV	1,462	58,699
QuidelOrtho Corp.†	444	15,527
Repligen Corp.†	321	40,844
ResMed, Inc.	711	159,157
Revvity, Inc.	3,376	357,181
Solventum Corp.†	933	70,945
STERIS PLC	2,423	549,173
Teleflex, Inc.	1,955	270,161
Waters Corp.†	155	57,128
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	192	$ 42,985
Zimmer Biomet Holdings, Inc.	15,660	1,772,399
		7,812,619
Healthcare-Services — 2.3%
Acadia Healthcare Co., Inc.†	612	18,556
Amedisys, Inc.†	216	20,008
Centene Corp.†	3,397	206,232
Charles River Laboratories International, Inc.†	344	51,779
Chemed Corp.	89	54,763
Concentra Group Holdings Parent, Inc.	33,117	718,639
Encompass Health Corp.	666	67,453
Fortrea Holdings, Inc.†	541	4,085
Humana, Inc.	1,998	528,671
ICON PLC†	1,693	296,258
IQVIA Holdings, Inc.†	1,076	189,699
Labcorp Holdings, Inc.	2,179	507,140
Molina Healthcare, Inc.†	141	46,444
Quest Diagnostics, Inc.	747	126,392
Select Medical Holdings Corp.	37,842	631,961
Sotera Health Co.†	1,014	11,823
Tenet Healthcare Corp.†	640	86,080
Universal Health Services, Inc., Class B	2,530	475,387
		4,041,370
Home Builders — 0.9%
D.R. Horton, Inc.	1,910	242,818
Lennar Corp., Class A	1,548	177,680
Lennar Corp., Class B	73	7,962
NVR, Inc.†	19	137,644
PulteGroup, Inc.	4,123	423,844
Thor Industries, Inc.	342	25,927
Toll Brothers, Inc.	5,505	581,273
		1,597,148
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	405	32,526
Leggett & Platt, Inc.	895	7,080
SharkNinja, Inc.†	357	29,777
Whirlpool Corp.	356	32,086
		101,469
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,595	461,832
Church & Dwight Co., Inc.	1,642	180,768
Reynolds Consumer Products, Inc.	366	8,733
Spectrum Brands Holdings, Inc.	178	12,736
		664,069
Housewares — 0.1%
Newell Brands, Inc.	37,460	232,252
Scotts Miracle-Gro Co.	290	15,918
		248,170
Insurance — 6.6%
Aflac, Inc.	3,717	413,293
Allstate Corp.	3,669	759,740
American Financial Group, Inc.	483	63,437
Arch Capital Group, Ltd.	2,428	233,525
Arthur J. Gallagher & Co.	1,541	532,015
Assurant, Inc.	5,276	1,106,641
Assured Guaranty, Ltd.	327	28,809
Axis Capital Holdings, Ltd.	516	51,724
Brighthouse Financial, Inc.†	395	22,906

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	900	$ 111,960
Cincinnati Financial Corp.	1,030	152,152
CNA Financial Corp.	148	7,517
Corebridge Financial, Inc.	1,912	60,362
Equitable Holdings, Inc.	10,384	540,902
Everest Group, Ltd.	1,373	498,852
Fidelity National Financial, Inc.	1,746	113,630
First American Financial Corp.	672	44,103
Globe Life, Inc.	557	73,368
Hanover Insurance Group, Inc.	5,968	1,038,133
Hartford Financial Services Group, Inc.	13,375	1,654,889
Horace Mann Educators Corp.	5,100	217,923
Jackson Financial, Inc., Class A	6,991	585,706
Kemper Corp.	408	27,275
Lincoln National Corp.	11,354	407,722
Loews Corp.	1,205	110,751
Markel Group, Inc.†	65	121,525
MGIC Investment Corp.	1,692	41,928
Old Republic International Corp.	1,560	61,183
Primerica, Inc.	224	63,735
Principal Financial Group, Inc.	1,527	128,833
Prudential Financial, Inc.	2,420	270,266
Reinsurance Group of America, Inc.	442	87,030
RenaissanceRe Holdings, Ltd.	3,803	912,720
RLI Corp.	524	42,093
Unum Group	1,222	99,544
W.R. Berkley Corp.	1,978	140,754
White Mountains Insurance Group, Ltd.	17	32,739
Willis Towers Watson PLC	2,809	949,301
		11,808,986
Internet — 1.7%
CDW Corp.	4,957	794,409
eBay, Inc.	3,222	218,226
Etsy, Inc.†	261	12,314
F5, Inc.†	389	103,579
Gen Digital, Inc.	3,659	97,110
GoDaddy, Inc., Class A†	2,928	527,450
IAC, Inc.†	501	23,016
Lyft, Inc., Class A†	778	9,235
Maplebear, Inc.†	1,119	44,637
Match Group, Inc.	1,684	52,541
Open Lending Corp.†	32,338	89,253
Pinterest, Inc., Class A†	17,600	545,600
Robinhood Markets, Inc., Class A†	4,522	188,206
Roku, Inc.†	723	50,928
TripAdvisor, Inc.†	688	9,749
Trump Media & Technology Group Corp.†	203	3,966
VeriSign, Inc.†	524	133,028
Wayfair, Inc., Class A†	653	20,915
Zillow Group, Inc., Class A†	311	20,793
Zillow Group, Inc., Class C†	1,044	71,577
		3,016,532
Investment Companies — 0.2%
Main Street Capital Corp.	7,273	411,361
Iron/Steel — 0.7%
ATI, Inc.†	830	43,185
Cleveland-Cliffs, Inc.†	2,182	17,936
Nucor Corp.	1,579	190,017
Reliance, Inc.	362	104,528
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Steel Dynamics, Inc.	964	$ 120,577
United States Steel Corp.	18,113	765,455
		1,241,698
Leisure Time — 0.6%
Amer Sports, Inc.†	423	11,307
Brunswick Corp.	7,274	391,705
Carnival Corp.†	6,907	134,894
Harley-Davidson, Inc.	771	19,468
Planet Fitness, Inc., Class A†	260	25,118
Polaris, Inc.	347	14,206
Royal Caribbean Cruises, Ltd.	1,042	214,068
Viking Holdings, Ltd.†	6,360	252,810
Viking Holdings, Ltd.†	729	28,978
YETI Holdings, Inc.†	402	13,306
		1,105,860
Lodging — 0.4%
Boyd Gaming Corp.	427	28,109
Choice Hotels International, Inc.	28	3,718
Hilton Worldwide Holdings, Inc.	785	178,627
Hyatt Hotels Corp., Class A	2,910	356,475
MGM Resorts International†	1,541	45,675
Travel & Leisure Co.	442	20,460
Wyndham Hotels & Resorts, Inc.	465	42,087
Wynn Resorts, Ltd.	623	52,021
		727,172
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.	488	48,141
Oshkosh Corp.	439	41,301
		89,442
Machinery-Diversified — 3.3%
AGCO Corp.	11,962	1,107,322
CNH Industrial NV	5,875	72,145
Cognex Corp.	1,094	32,634
Crane Co.	329	50,396
Dover Corp.	923	162,153
Esab Corp.	4,886	569,219
Flowserve Corp.	884	43,175
Gates Industrial Corp. PLC†	1,592	29,309
Graco, Inc.	1,126	94,032
IDEX Corp.	510	92,295
Ingersoll Rand, Inc.	2,717	217,441
Middleby Corp.†	5,425	824,491
Nordson Corp.	1,882	379,637
Otis Worldwide Corp.	6,529	673,793
Rockwell Automation, Inc.	691	178,541
Toro Co.	5,653	411,256
Westinghouse Air Brake Technologies Corp.	4,127	748,431
Xylem, Inc.	1,626	194,242
		5,880,512
Media — 0.6%
Charter Communications, Inc., Class A†	622	229,226
FactSet Research Systems, Inc.	165	75,016
Fox Corp., Class A	1,488	84,221
Fox Corp., Class B	890	46,912
Liberty Broadband Corp., Class A†	84	7,140
Liberty Broadband Corp., Class C†	561	47,713
Liberty Global, Ltd., Class A†	1,116	12,845
Liberty Global, Ltd., Class C†	1,029	12,317
Liberty Media Corp.-Liberty Formula One, Class A†	101	8,228

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One, Class C†	909	$ 81,819
New York Times Co., Class A	1,082	53,667
News Corp., Class A	2,561	69,710
News Corp., Class B	765	23,233
Nexstar Media Group, Inc.	120	21,506
Paramount Global, Class A	62	1,411
Paramount Global, Class B	3,982	47,625
Sirius XM Holdings, Inc.	1,448	32,645
Warner Bros. Discovery, Inc.†	16,338	175,307
		1,030,541
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.	293	31,834
RBC Bearings, Inc.†	1,101	354,269
Timken Co.	435	31,263
Valmont Industries, Inc.	134	38,240
		455,606
Mining — 0.8%
Alcoa Corp.	1,660	50,630
Franco-Nevada Corp.	5,347	840,962
Freeport-McMoRan, Inc.	9,928	375,874
MP Materials Corp.†	870	21,237
Royal Gold, Inc.	442	72,271
		1,360,974
Miscellaneous Manufacturing — 0.7%
A.O. Smith Corp.	798	52,157
Carlisle Cos., Inc.	263	89,552
Donaldson Co., Inc.	808	54,184
ITT, Inc.	3,085	398,459
Teledyne Technologies, Inc.†	312	155,286
Textron, Inc.	6,421	463,917
		1,213,555
Office/Business Equipment — 0.5%
Zebra Technologies Corp., Class A†	2,853	806,144
Oil & Gas — 3.4%
Antero Resources Corp.†	1,952	78,939
APA Corp.	2,435	51,184
Chord Energy Corp.	409	46,102
Civitas Resources, Inc.	470	16,398
Coterra Energy, Inc.	4,913	141,986
Devon Energy Corp.	4,193	156,818
Diamondback Energy, Inc.	4,655	744,241
EQT Corp.	3,721	198,813
Expand Energy Corp.	14,699	1,636,293
Hess Corp.	664	106,061
HF Sinclair Corp.	1,040	34,195
Marathon Petroleum Corp.	4,250	619,182
Matador Resources Co.	731	37,347
Ovintiv, Inc.	1,747	74,772
Permian Resources Corp.	63,222	875,625
Range Resources Corp.	1,595	63,688
Suncor Energy, Inc.	6,666	258,108
Valero Energy Corp.	3,102	409,681
Viper Energy, Inc.	12,699	573,360
		6,122,793
Oil & Gas Services — 1.4%
Baker Hughes Co.	15,974	702,057
Halliburton Co.	14,522	368,423
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
NOV, Inc.	2,607	$ 39,679
TechnipFMC PLC	29,507	935,077
Tidewater, Inc.†	8,922	377,133
		2,422,369
Packaging & Containers — 1.0%
Amcor PLC	9,680	93,896
AptarGroup, Inc.	444	65,881
Ardagh Group SA†	205	1,548
Ball Corp.	1,987	103,463
Berry Global Group, Inc.	6,526	455,580
Crown Holdings, Inc.	787	70,247
Graphic Packaging Holding Co.	26,268	681,917
Packaging Corp. of America	597	118,218
Sealed Air Corp.	926	26,761
Silgan Holdings, Inc.	558	28,525
Smurfit WestRock PLC	3,479	156,764
Sonoco Products Co.	659	31,131
Stora Enso Oyj, Class R	848	8,047
		1,841,978
Pharmaceuticals — 1.3%
Alkermes PLC†	20,150	665,353
BellRing Brands, Inc.†	865	64,408
Cardinal Health, Inc.	666	91,755
Cencora, Inc.	2,578	716,916
Elanco Animal Health, Inc.†	3,313	34,786
Henry Schein, Inc.†	831	56,915
Jazz Pharmaceuticals PLC†	397	49,288
Organon & Co.	15,485	230,572
Premier, Inc., Class A	643	12,397
Viatris, Inc.	56,124	488,840
		2,411,230
Pipelines — 1.7%
Antero Midstream Corp.	1,410	25,380
Cheniere Energy, Inc.	735	170,079
DT Midstream, Inc.	678	65,414
Kinder Morgan, Inc.	13,049	372,288
New Fortress Energy, Inc.	269	2,235
ONEOK, Inc.	4,174	414,144
Plains GP Holdings LP, Class A	20,555	439,055
South Bow Corp.	8,300	212,020
Targa Resources Corp.	3,823	766,397
Williams Cos., Inc.	8,192	489,554
		2,956,566
Private Equity — 0.2%
Carlyle Group, Inc.	7,989	348,240
Real Estate — 0.5%
CBRE Group, Inc., Class A†	2,059	269,276
CoStar Group, Inc.†	2,795	221,448
Howard Hughes Holdings, Inc.†	208	15,409
Jones Lang LaSalle, Inc.†	1,868	463,096
Seaport Entertainment Group, Inc.†	52	1,116
		970,345
REITS — 8.6%
AGNC Investment Corp.	5,820	55,756
Agree Realty Corp.	686	52,952
Alexandria Real Estate Equities, Inc.	1,154	106,757
American Homes 4 Rent, Class A	2,272	85,904
Americold Realty Trust, Inc.	1,912	41,032

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Annaly Capital Management, Inc.	30,266	$ 614,702
Apartment Investment & Management Co., Class A	41,478	365,006
AvalonBay Communities, Inc.	955	204,962
Brixmor Property Group, Inc.	20,726	550,275
BXP, Inc.	1,057	71,020
Camden Property Trust	696	85,121
Cousins Properties, Inc.	1,124	33,158
Crown Castle, Inc.	2,926	304,977
CubeSmart	1,506	64,321
Digital Realty Trust, Inc.	2,231	319,680
EastGroup Properties, Inc.	331	58,306
EPR Properties	503	26,463
Equity LifeStyle Properties, Inc.	1,270	84,709
Equity Residential	11,755	841,423
Essex Property Trust, Inc.	2,033	623,257
Extra Space Storage, Inc.	5,309	788,333
Federal Realty Investment Trust	568	55,562
First Industrial Realty Trust, Inc.	889	47,970
Gaming & Leisure Properties, Inc.	1,753	89,228
Healthcare Realty Trust, Inc.	2,377	40,171
Healthpeak Properties, Inc.	4,702	95,074
Highwoods Properties, Inc.	702	20,807
Host Hotels & Resorts, Inc.	4,691	66,659
Invitation Homes, Inc.	4,119	143,547
Iron Mountain, Inc.	841	72,360
Kilroy Realty Corp.	786	25,749
Kimco Realty Corp.	4,433	94,157
Lamar Advertising Co., Class A	438	49,836
Lineage, Inc.	8,821	517,175
Medical Properties Trust, Inc.	3,994	24,084
Mid-America Apartment Communities, Inc.	3,803	637,307
Millrose Properties, Inc.†	829	21,977
National Storage Affiliates Trust	470	18,518
NNN REIT, Inc.	1,255	53,526
Omega Healthcare Investors, Inc.	1,815	69,115
Park Hotels & Resorts, Inc.	1,370	14,632
Rayonier, Inc.	17,052	475,410
Realty Income Corp.	5,867	340,345
Regency Centers Corp.	9,933	732,658
Rexford Industrial Realty, Inc.	24,429	956,395
Rithm Capital Corp.	3,490	39,960
SBA Communications Corp.	722	158,847
Simon Property Group, Inc.	1,620	269,050
STAG Industrial, Inc.	1,218	43,994
Starwood Property Trust, Inc.	2,142	42,347
Sun Communities, Inc.	11,509	1,480,518
UDR, Inc.	2,209	99,781
Ventas, Inc.	9,161	629,910
VICI Properties, Inc.	24,217	789,959
Vornado Realty Trust	11,178	413,474
Weyerhaeuser Co.	25,722	753,140
WP Carey, Inc.	9,042	570,641
		15,331,997
Retail — 2.9%
Advance Auto Parts, Inc.	16,307	639,397
AutoNation, Inc.†	171	27,688
Bath & Body Works, Inc.	18,319	555,432
Best Buy Co., Inc.	1,434	105,557
BJ's Wholesale Club Holdings, Inc.†	4,657	531,364
Burlington Stores, Inc.†	1,331	317,217
CarMax, Inc.†	969	75,504
Security Description	Shares or Principal Amount	Value

Retail (continued)
Carvana Co.†	473	$ 98,895
Casey's General Stores, Inc.	206	89,412
Darden Restaurants, Inc.	1,987	412,819
Dick's Sporting Goods, Inc.	342	68,934
Dillard's, Inc., Class A	20	7,163
Dollar General Corp.	1,479	130,048
Dollar Tree, Inc.†	1,361	102,170
Domino's Pizza, Inc.	152	69,836
Dutch Bros, Inc., Class A†	445	27,474
Ferguson Enterprises, Inc.	3,152	505,045
Five Below, Inc.†	75	5,619
Floor & Decor Holdings, Inc., Class A†	449	36,131
Freshpet, Inc.†	213	17,715
GameStop Corp., Class A†	2,641	58,947
Gap, Inc.	1,365	28,133
Genuine Parts Co.	936	111,515
Kohl's Corp.	743	6,078
Lithia Motors, Inc.	176	51,663
Macy's, Inc.	1,843	23,148
MSC Industrial Direct Co., Inc., Class A	309	24,000
Nordstrom, Inc.	681	16,650
Ollie's Bargain Outlet Holdings, Inc.†	410	47,708
Penske Automotive Group, Inc.	124	17,854
RH†	82	19,222
Ross Stores, Inc.	4,634	592,179
Ulta Beauty, Inc.†	42	15,395
Walgreens Boots Alliance, Inc.	4,818	53,817
Wendy's Co.	590	8,632
Williams-Sonoma, Inc.	335	52,964
Yum! Brands, Inc.	1,168	183,796
		5,135,121
Savings & Loans — 0.0%
TFS Financial Corp.	340	4,213
Semiconductors — 1.4%
Allegro MicroSystems, Inc.†	788	19,802
Amkor Technology, Inc.	759	13,708
Astera Labs, Inc.†	705	42,067
Cirrus Logic, Inc.†	356	35,477
GlobalFoundries, Inc.†	662	24,434
IPG Photonics Corp.†	182	11,492
Lattice Semiconductor Corp.†	123	6,451
MACOM Technology Solutions Holdings, Inc.†	420	42,160
Microchip Technology, Inc.	3,569	172,775
MKS Instruments, Inc.	7,427	595,274
NXP Semiconductors NV	1,881	357,503
ON Semiconductor Corp.†	8,499	345,824
Onto Innovation, Inc.†	1,669	202,517
Qorvo, Inc.†	627	45,401
Rambus, Inc.†	5,400	279,585
Skyworks Solutions, Inc.	3,958	255,806
Teradyne, Inc.	94	7,764
Wolfspeed, Inc.†	1,036	3,170
		2,461,210
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	263	53,662
Software — 2.7%
Akamai Technologies, Inc.†	1,002	80,661
ANSYS, Inc.†	587	185,821
BILL Holdings, Inc.†	509	23,358
Broadridge Financial Solutions, Inc.	69	16,730
CCC Intelligent Solutions Holdings, Inc.†	3,242	29,275

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Concentrix Corp.	312	$ 17,360
Dayforce, Inc.†	906	52,847
DocuSign, Inc.†	5,571	453,479
DoubleVerify Holdings, Inc.†	419	5,602
Doximity, Inc., Class A†	782	45,379
Dropbox, Inc., Class A†	1,040	27,778
Electronic Arts, Inc.	4,943	714,362
Fair Isaac Corp.†	25	46,104
Fidelity National Information Services, Inc.	11,015	822,600
Guidewire Software, Inc.†	300	56,208
Informatica, Inc., Class A†	543	9,475
Jack Henry & Associates, Inc.	488	89,109
MicroStrategy, Inc., Class A†	1,458	420,298
MSCI, Inc.	215	121,583
nCino, Inc.†	214	5,879
Nutanix, Inc., Class A†	1,206	84,191
Paychex, Inc.	1,388	214,141
Paycom Software, Inc.	127	27,747
Paycor HCM, Inc.†	503	11,287
Pegasystems, Inc.	1,674	116,376
Playtika Holding Corp.	473	2,445
PTC, Inc.†	313	48,499
SentinelOne, Inc., Class A†	1,597	29,033
SS&C Technologies Holdings, Inc.	7,464	623,468
Take-Two Interactive Software, Inc.†	1,160	240,410
Twilio, Inc., Class A†	826	80,874
Tyler Technologies, Inc.†	43	25,000
UiPath, Inc., Class A†	405	4,172
Unity Software, Inc.†	1,147	22,470
Zoom Communications, Inc.†	1,775	130,942
ZoomInfo Technologies, Inc.†	1,909	19,090
		4,904,053
Telecommunications — 1.2%
Ciena Corp.†	952	57,529
Corning, Inc.	42,631	1,951,647
Frontier Communications Parent, Inc.†	1,652	59,241
Iridium Communications, Inc.	687	18,769
Juniper Networks, Inc.	2,192	79,329
Ubiquiti, Inc.	15	4,652
		2,171,167
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	118	7,256
Mattel, Inc.†	17,097	332,194
		339,450
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	782	80,077
Expeditors International of Washington, Inc.	785	94,396
JB Hunt Transport Services, Inc.	2,422	358,335
Kirby Corp.†	383	38,687
Knight-Swift Transportation Holdings, Inc.	6,076	264,245
Landstar System, Inc.	236	35,447
Norfolk Southern Corp.	5,425	1,284,911
Ryder System, Inc.	280	40,267
Saia, Inc.†	1,749	611,153
Schneider National, Inc., Class B	312	7,129
XPO, Inc.†	2,691	289,498
		3,104,145
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	1,313	$ 193,694
Essential Utilities, Inc.	1,695	67,003
		260,697
Total Common Stocks (cost $149,227,424)		173,535,798
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $287,150)	5,743	343,603
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductors — 0.0%
Wolfspeed, Inc.
0.25%, 02/15/2028	$ 109,000	25,997
1.88%, 12/01/2029	384,000	82,560
Total Convertible Bonds & Notes (cost $303,180)		108,557
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Russell Mid-Cap Value ETF (cost $296,677)	2,300	289,731
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $150,114,431)		174,277,689
SHORT-TERM INVESTMENTS — 2.1%
U.S. Government Agency — 0.2%
Federal Home Loan Bank Disc. Notes
4.05%, 04/01/2025	152,000	151,982
Federal Home Loan Mtg. Corp. Disc. Notes
4.04%, 04/01/2025	100,000	99,988
Federal National Mtg. Assoc. Disc. Notes
4.03%, 04/01/2025	167,000	166,981
		418,951
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (2)	2,193,236	2,193,236
T. Rowe Price Government Reserve Fund 4.39%(2)	1,154,085	1,154,085
		3,347,321
U.S. Government — 0.0%
United States Treasury Bills
4.20%, 05/13/2025(3)	50,000	49,753
Total Short-Term Investments (cost $3,816,076)		3,816,025

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 03/31/2025, to be repurchased 04/01/2025 in the amount of $178,227 and collateralized by $157,900 of United States Treasury Inflation Indexed Notes, bearing interest at 1.25% due 10/15/2026 and having an approximate value of $182,010
(cost $178,221)	$ 178,221	$ 178,221
TOTAL INVESTMENTS (cost $154,108,728)(4)	99.7%	178,271,935
Other assets less liabilities	0.3	492,826
NET ASSETS	100.0%	$178,764,761
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of March 31, 2025.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	June 2025	$299,615	$293,860	$(5,755)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$1,483,693	$309,353	$—	$1,793,046
Commercial Services	6,502,688	380,663	—	6,883,351
Food Service	834,659	381,658	—	1,216,317
Packaging & Containers	1,832,383	9,595	—	1,841,978
Other Industries	161,801,106	—	—	161,801,106
Convertible Preferred Stocks	343,603	—	—	343,603
Convertible Bonds & Notes	—	108,557	—	108,557
Unaffiliated Investment Companies	289,731	—	—	289,731
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
Unaffiliated Investment Companies	3,347,321	—	—	3,347,321
Other Short-Term Investments	—	468,704	—	468,704
Repurchase Agreements	—	178,221	—	178,221
Total Investments at Value	$176,435,184	$1,836,751	$0	$178,271,935
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,755	$—	$—	$5,755
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 56.6%
Advertising — 0.0%
Stagwell, Inc.†	2,452	$ 14,835
TechTarget, Inc.†	815	12,070
		26,905
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A†	1,208	8,589
Moog, Inc., Class A	262	45,418
Rocket Lab USA, Inc.†	811	14,500
Standardaero, Inc.†	412	10,976
		79,483
Agriculture — 0.1%
Andersons, Inc.	300	12,879
Dole PLC	2,867	41,428
Fresh Del Monte Produce, Inc.	309	9,526
Vital Farms, Inc.†	457	13,925
		77,758
Airlines — 0.0%
SkyWest, Inc.†	77	6,727
Sun Country Airlines Holdings, Inc.†	427	5,261
		11,988
Apparel — 1.2%
Crocs, Inc.†	60	6,372
LVMH Moet Hennessy Louis Vuitton SE	1,055	658,660
Wolverine World Wide, Inc.	1,363	18,960
		683,992
Auto Manufacturers — 2.6%
Blue Bird Corp.†	349	11,297
Tesla, Inc.†	5,491	1,423,048
		1,434,345
Auto Parts & Equipment — 0.2%
Adient PLC†	1,267	16,294
Aurora Innovation, Inc.†	4,336	29,160
Dana, Inc.	1,321	17,609
Dorman Products, Inc.†	159	19,166
Goodyear Tire & Rubber Co.†	1,626	15,024
Phinia, Inc.	508	21,554
Titan International, Inc.†	1,291	10,831
		129,638
Banks — 1.8%
Amalgamated Financial Corp.	191	5,491
Amerant Bancorp, Inc.	96	1,981
Ameris Bancorp	687	39,551
Associated Banc-Corp.	210	4,731
Atlantic Union Bankshares Corp.	133	4,142
Bancorp, Inc.†	296	15,641
Bank of N.T. Butterfield & Son, Ltd.	1,378	53,632
BankUnited, Inc.	267	9,195
Banner Corp.	138	8,800
BayCom Corp.	41	1,032
Bridgewater Bancshares, Inc.†	66	917
Business First Bancshares, Inc.	517	12,589
Byline Bancorp, Inc.	485	12,688
Cadence Bank	238	7,226
Capital City Bank Group, Inc.	63	2,265
Central Pacific Financial Corp.	166	4,489
CNB Financial Corp.	324	7,209
Community Financial System, Inc.	113	6,425
Security Description	Shares or Principal Amount	Value

Banks (continued)
ConnectOne Bancorp, Inc.	1,106	$ 26,887
Customers Bancorp, Inc.†	677	33,985
Dime Community Bancshares, Inc.	136	3,792
Eastern Bankshares, Inc.	2,265	37,146
Enterprise Financial Services Corp.	649	34,877
Equity Bancshares, Inc., Class A	519	20,449
FB Financial Corp.	126	5,841
Financial Institutions, Inc.	635	15,850
First BanCorp.	1,442	27,643
First Bancshares, Inc.	462	15,620
First Financial Corp.	204	9,992
First Interstate BancSystem, Inc., Class A	102	2,922
First Merchants Corp.	612	24,749
First Mid Bancshares, Inc.	300	10,470
Hancock Whitney Corp.	312	16,364
Hanmi Financial Corp.	809	18,332
HBT Financial, Inc.	48	1,076
Heritage Commerce Corp.	2,244	21,363
Hilltop Holdings, Inc.	468	14,251
Home BancShares, Inc.	152	4,297
Hope Bancorp, Inc.	701	7,339
Independent Bank Corp.	154	9,648
Mercantile Bank Corp.	41	1,781
Merchants Bancorp	510	18,870
Metropolitan Bank Holding Corp.†	218	12,206
Mid Penn Bancorp, Inc.	42	1,088
MidWestOne Financial Group, Inc.	65	1,925
OFG Bancorp	567	22,691
Old National Bancorp	2,083	44,139
Old Second Bancorp, Inc.	1,245	20,717
Origin Bancorp, Inc.	252	8,737
Pathward Financial, Inc.	723	52,743
Peapack-Gladstone Financial Corp.	137	3,891
Pinnacle Financial Partners, Inc.	38	4,029
Preferred Bank	156	13,051
QCR Holdings, Inc.	429	30,596
Seacoast Banking Corp. of Florida	323	8,311
SmartFinancial, Inc.	69	2,145
South Plains Financial, Inc.	491	16,262
Southside Bancshares, Inc.	234	6,777
SouthState Corp.	82	7,611
Texas Capital Bancshares, Inc.†	180	13,446
Towne Bank	414	14,155
TriCo Bancshares	231	9,233
Trustmark Corp.	87	3,001
UMB Financial Corp.	229	23,152
United Bankshares, Inc.	183	6,345
United Community Banks, Inc.	150	4,219
Unity Bancorp, Inc.	149	6,064
Univest Financial Corp.	110	3,120
Veritex Holdings, Inc.	553	13,808
WesBanco, Inc.	292	9,040
Wintrust Financial Corp.	168	18,893
		962,943
Beverages — 0.0%
Primo Brands Corp.	122	4,330
Vita Coco Co., Inc.†	474	14,528
		18,858
Biotechnology — 3.6%
ACADIA Pharmaceuticals, Inc.†	960	15,946
Akero Therapeutics, Inc.†	930	37,646

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allogene Therapeutics, Inc.†	7,303	$ 10,662
Amicus Therapeutics, Inc.†	2,942	24,007
ANI Pharmaceuticals, Inc.†	104	6,963
Annexon, Inc.†	6,138	11,846
Arcutis Biotherapeutics, Inc.†	2,151	33,642
Arrowhead Pharmaceuticals, Inc.†	309	3,937
Atea Pharmaceuticals, Inc.†	1,260	3,767
Beam Therapeutics, Inc.†	1,024	19,999
Biohaven, Ltd.†	441	10,602
Blueprint Medicines Corp.†	165	14,604
Bridgebio Pharma, Inc.†	173	5,981
Cartesian Therapeutics, Inc.†	786	10,359
Celldex Therapeutics, Inc.†	277	5,028
Crinetics Pharmaceuticals, Inc.†	801	26,866
Dynavax Technologies Corp.†	782	10,143
Evolus, Inc.†	3,108	37,389
Fate Therapeutics, Inc.†	12,247	9,676
Halozyme Therapeutics, Inc.†	963	61,449
Immunome, Inc.†	2,626	17,673
Insmed, Inc.†	535	40,815
Intellia Therapeutics, Inc.†	314	2,233
iTeos Therapeutics, Inc.†	2,407	14,370
Janux Therapeutics, Inc.†	466	12,582
Kura Oncology, Inc.†	1,285	8,481
NeoGenomics, Inc.†	497	4,716
Nkarta, Inc.†	5,166	9,505
Olema Pharmaceuticals, Inc.†	579	2,177
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid Therapeutics, Inc.†	4,810	1,500
Prothena Corp. PLC†	331	4,096
PTC Therapeutics, Inc.†	301	15,339
Recursion Pharmaceuticals, Inc., Class A†	1,793	9,485
Relay Therapeutics, Inc.†	2,643	6,925
Replimune Group, Inc.†	791	7,712
Revolution Medicines, Inc.†	1,078	38,118
Roivant Sciences, Ltd.†	25,247	254,742
Royalty Pharma PLC, Class A	34,445	1,072,273
Summit Therapeutics, Inc.†	1,717	33,121
Syndax Pharmaceuticals, Inc.†	927	11,388
Taysha Gene Therapies, Inc.†	3,705	5,150
Travere Therapeutics, Inc.†	1,120	20,070
Tyra Biosciences, Inc.†	323	3,004
Ventyx Biosciences, Inc.†	2,976	3,422
Viking Therapeutics, Inc.†	1,021	24,657
Wave Life Sciences, Ltd.†	704	5,688
Xencor, Inc.†	254	2,703
		1,992,457
Building Materials — 0.4%
Apogee Enterprises, Inc.	146	6,764
Boise Cascade Co.	223	21,874
Gibraltar Industries, Inc.†	123	7,215
Griffon Corp.	802	57,343
Knife River Corp.†	78	7,037
Modine Manufacturing Co.†	581	44,592
Simpson Manufacturing Co., Inc.	41	6,440
UFP Industries, Inc.	484	51,807
		203,072
Chemicals — 0.3%
Avient Corp.	472	17,539
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Balchem Corp.	338	$ 56,108
Cabot Corp.	339	28,184
Ecovyst, Inc.†	204	1,265
H.B. Fuller Co.	325	18,239
Hawkins, Inc.	118	12,499
Innospec, Inc.	212	20,087
Orion SA	1,091	14,107
Perimeter Solutions, Inc.†	1,809	18,217
Tronox Holdings PLC	529	3,724
		189,969
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	39	4,885
Core Natural Resources, Inc.	184	14,186
Peabody Energy Corp.	743	10,068
SunCoke Energy, Inc.	283	2,603
Warrior Met Coal, Inc.	308	14,698
		46,440
Commercial Services — 2.9%
ABM Industries, Inc.	1,448	68,577
Acacia Research Corp.†	3,095	9,904
Adtalem Global Education, Inc.†	139	13,989
Adyen NV*†	626	956,842
API Group Corp.†	1,490	53,282
Arlo Technologies, Inc.†	3,313	32,699
Barrett Business Services, Inc.	586	24,114
Brink's Co.	235	20,248
CBIZ, Inc.†	322	24,427
Coursera, Inc.†	3,245	21,612
EVERTEC, Inc.	657	24,158
GEO Group, Inc.†	444	12,969
Hackett Group, Inc.	489	14,289
Heidrick & Struggles International, Inc.	127	5,439
Herc Holdings, Inc.	249	33,433
Insperity, Inc.	235	20,969
John Wiley & Sons, Inc., Class A	438	19,517
Kforce, Inc.	389	19,018
KinderCare Learning Cos., Inc.†	1,683	19,506
Korn Ferry	379	25,708
Laureate Education, Inc.†	1,906	38,978
Legalzoom.com, Inc.†	1,174	10,108
LiveRamp Holdings, Inc.†	629	16,442
Marqeta, Inc., Class A†	15,596	64,256
Mister Car Wash, Inc.†	1,382	10,904
Progyny, Inc.†	1,464	32,706
		1,594,094
Computers — 2.4%
ASGN, Inc.†	500	31,510
Conduent, Inc.†	3,788	10,228
Crowdstrike Holdings, Inc., Class A†	3,059	1,078,542
ExlService Holdings, Inc.†	382	18,034
Insight Enterprises, Inc.†	80	11,999
KBR, Inc.	401	19,974
Qualys, Inc.†	204	25,690
Tenable Holdings, Inc.†	716	25,046
Unisys Corp.†	1,548	7,105
V2X, Inc.†	737	36,150
WNS Holdings, Ltd.†	553	34,004
		1,298,282

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.	302	$ 9,425
Oddity Tech, Ltd., Class A†	245	10,599
		20,024
Distribution/Wholesale — 1.3%
Core & Main, Inc., Class A†	11,964	577,981
G-III Apparel Group, Ltd.†	335	9,162
Hudson Technologies, Inc.†	114	703
MRC Global, Inc.†	1,261	14,476
Resideo Technologies, Inc.†	552	9,771
Rush Enterprises, Inc., Class A	812	43,369
ScanSource, Inc.†	400	13,604
WESCO International, Inc.	143	22,208
		691,274
Diversified Financial Services — 2.3%
Acadian Asset Management, Inc.	519	13,421
BGC Group, Inc., Class A	2,523	23,136
Bread Financial Holdings, Inc.	198	9,916
Burford Capital, Ltd.	1,885	24,901
Cohen & Steers, Inc.	114	9,148
Coinbase Global, Inc., Class A†	494	85,082
Enact Holdings, Inc.	1,297	45,071
Enova International, Inc.†	416	40,169
Federal National Mtg. Assoc.†	34,977	221,055
FTAI Aviation, Ltd.	288	31,977
Intercontinental Exchange, Inc.	3,283	566,317
Mr. Cooper Group, Inc.†	589	70,444
Navient Corp.	675	8,525
PennyMac Financial Services, Inc.	160	16,018
Piper Sandler Cos.	34	8,420
Radian Group, Inc.	749	24,769
StoneX Group, Inc.†	478	36,510
Upstart Holdings, Inc.†	455	20,944
Victory Capital Holdings, Inc., Class A	78	4,514
Virtus Investment Partners, Inc.	143	24,647
		1,284,984
Electric — 0.3%
Avista Corp.	89	3,726
Black Hills Corp.	120	7,278
Clearway Energy, Inc., Class A	188	5,351
Clearway Energy, Inc., Class C	489	14,802
IDACORP, Inc.	272	31,612
Portland General Electric Co.	908	40,497
TXNM Energy, Inc.	133	7,113
Unitil Corp.	664	38,306
		148,685
Electrical Components & Equipment — 0.1%
EnerSys	590	54,032
Electronics — 0.4%
Atkore, Inc.	393	23,576
Bel Fuse, Inc., Class A	283	20,393
Knowles Corp.†	1,326	20,155
NEXTracker, Inc., Class A†	184	7,754
NVE Corp.	244	15,552
Plexus Corp.†	322	41,258
Sanmina Corp.†	955	72,752
		201,440
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.0%
Fluence Energy, Inc.†	529	$ 2,566
Sunrun, Inc.†	812	4,758
		7,324
Engineering & Construction — 0.4%
Arcosa, Inc.	451	34,781
Construction Partners, Inc., Class A†	294	21,130
Dycom Industries, Inc.†	237	36,105
Fluor Corp.†	1,008	36,107
Granite Construction, Inc.	151	11,385
IES Holdings, Inc.†	95	15,685
MYR Group, Inc.†	394	44,557
Primoris Services Corp.	150	8,612
Sterling Infrastructure, Inc.†	275	31,133
		239,495
Entertainment — 0.2%
Accel Entertainment, Inc.†	1,707	16,933
Cinemark Holdings, Inc.	268	6,671
IMAX Corp.†	184	4,848
International Game Technology PLC	1,028	16,715
Lions Gate Entertainment Corp., Class A†	747	6,611
Monarch Casino & Resort, Inc.	425	33,044
United Parks & Resorts, Inc.†	499	22,685
		107,507
Environmental Control — 0.1%
Tetra Tech, Inc.	971	28,402
Food — 0.3%
Cal-Maine Foods, Inc.	249	22,634
Chefs' Warehouse, Inc.†	270	14,704
Lancaster Colony Corp.	163	28,525
Simply Good Foods Co.†	814	28,075
Sprouts Farmers Market, Inc.†	289	44,113
Utz Brands, Inc.	736	10,363
Weis Markets, Inc.	228	17,567
		165,981
Gas — 0.2%
Chesapeake Utilities Corp.	170	21,833
New Jersey Resources Corp.	297	14,571
Northwest Natural Holding Co.	227	9,697
ONE Gas, Inc.	681	51,477
		97,578
Hand/Machine Tools — 0.0%
Kennametal, Inc.	582	12,397
Healthcare-Products — 1.9%
Adaptive Biotechnologies Corp.†	3,437	25,537
AtriCure, Inc.†	789	25,453
Axogen, Inc.†	1,004	18,574
Danaher Corp.	2,942	603,110
Glaukos Corp.†	364	35,825
Inmode, Ltd.†	429	7,610
Inogen, Inc.†	1,645	11,729
Integra LifeSciences Holdings Corp.†	951	20,912
iRhythm Technologies, Inc.†	689	72,125
Lantheus Holdings, Inc.†	301	29,378
OmniAb, Inc.†	647	1,553
OraSure Technologies, Inc.†	6,001	20,223
PROCEPT BioRobotics Corp.†	627	36,529
Pulmonx Corp.†	2,359	15,876
Sera Prognostics, Inc., Class A†	3,176	11,688

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
SI-BONE, Inc.†	511	$ 7,169
TransMedics Group, Inc.†	445	29,940
Treace Medical Concepts, Inc.†	6,787	56,943
Twist Bioscience Corp.†	85	3,337
Varex Imaging Corp.†	2,319	26,900
		1,060,411
Healthcare-Services — 0.4%
Addus HomeCare Corp.†	56	5,538
agilon health, Inc.†	3,109	13,462
Blade Air Mobility, Inc.†	1,048	2,861
Brookdale Senior Living, Inc.†	2,614	16,364
Concentra Group Holdings Parent, Inc.	875	18,987
CorVel Corp.†	141	15,788
Enhabit, Inc.†	2,401	21,105
Ensign Group, Inc.	309	39,984
National HealthCare Corp.	90	8,352
OPKO Health, Inc.†	3,879	6,439
Oscar Health, Inc., Class A†	1,337	17,528
Surgery Partners, Inc.†	192	4,560
Teladoc Health, Inc.†	2,830	22,527
		193,495
Home Builders — 0.3%
Cavco Industries, Inc.†	53	27,540
Century Communities, Inc.	149	9,998
Champion Homes, Inc.†	356	33,735
Green Brick Partners, Inc.†	234	13,645
KB Home	320	18,598
M/I Homes, Inc.†	112	12,788
Meritage Homes Corp.	235	16,657
Taylor Morrison Home Corp.†	364	21,855
Tri Pointe Homes, Inc.†	483	15,417
		170,233
Home Furnishings — 0.1%
MillerKnoll, Inc.	962	18,413
Xperi, Inc.†	3,429	26,472
		44,885
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	442	14,467
Helen of Troy, Ltd.†	370	19,791
		34,258
Insurance — 0.3%
CNO Financial Group, Inc.	824	34,320
Essent Group, Ltd.	512	29,553
Genworth Financial, Inc.,†	876	6,211
Hamilton Insurance Group, Ltd., Class B†	288	5,970
Jackson Financial, Inc., Class A	426	35,690
NMI Holdings, Inc.†	741	26,713
Palomar Holdings, Inc.†	58	7,951
RLI Corp.	238	19,119
Selective Insurance Group, Inc.	110	10,069
Skyward Specialty Insurance Group, Inc.†	83	4,392
		179,988
Internet — 11.1%
Airbnb, Inc., Class A†	7,254	866,563
Amazon.com, Inc.†	4,359	829,343
Cargurus, Inc.†	888	25,868
DoorDash, Inc., Class A†	8,882	1,623,363
Security Description	Shares or Principal Amount	Value

Internet (continued)
Magnite, Inc.†	2,132	$ 24,326
MercadoLibre, Inc.†	667	1,301,230
QuinStreet, Inc.†	413	7,368
Shopify, Inc., Class A†	13,867	1,322,704
Shutterstock, Inc.	206	3,838
Upwork, Inc.†	434	5,664
Yelp, Inc.†	1,075	39,807
		6,050,074
Investment Companies — 0.1%
Cleanspark, Inc.†	298	2,003
HA Sustainable Infrastructure Capital, Inc.	954	27,895
Hut 8 Corp.†	286	3,323
MARA Holdings, Inc.†	2,322	26,703
		59,924
Iron/Steel — 0.1%
ATI, Inc.†	112	5,827
Carpenter Technology Corp.	57	10,327
Commercial Metals Co.	1,261	58,019
		74,173
Leisure Time — 0.1%
Life Time Group Holdings, Inc.†	749	22,620
OneSpaWorld Holdings, Ltd.	1,260	21,155
Peloton Interactive, Inc., Class A†	4,366	27,593
		71,368
Lodging — 0.0%
Hilton Grand Vacations, Inc.†	679	25,401
Machinery-Construction & Mining — 0.1%
Bloom Energy Corp., Class A†	327	6,429
Terex Corp.	635	23,990
		30,419
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	231	52,054
Cactus, Inc., Class A	81	3,712
DXP Enterprises, Inc.†	75	6,169
Kadant, Inc.	83	27,964
Mueller Water Products, Inc., Class A	1,523	38,715
Thermon Group Holdings, Inc.†	630	17,545
Watts Water Technologies, Inc., Class A	256	52,204
		198,363
Media — 0.1%
AMC Networks, Inc., Class A†	140	963
Gray Media, Inc.	504	2,177
Liberty Latin America, Ltd., Class C†	3,284	20,394
Scholastic Corp.	442	8,345
Thryv Holdings, Inc.†	721	9,236
		41,115
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	1,049	79,871
Northwest Pipe Co.†	105	4,336
Olympic Steel, Inc.	100	3,152
		87,359
Mining — 0.1%
Coeur Mining, Inc.†	721	4,268
Constellium SE†	817	8,244

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Hecla Mining Co.	2,525	$ 14,039
Uranium Energy Corp.†	3,170	15,153
		41,704
Miscellaneous Manufacturing — 0.0%
Park Aerospace Corp.	237	3,188
Sight Sciences, Inc.†	199	477
		3,665
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	695	25,437
Oil & Gas — 0.5%
California Resources Corp.	96	4,221
Chord Energy Corp.	106	11,948
CNX Resources Corp.†	333	10,483
CVR Energy, Inc.	284	5,510
Delek US Holdings, Inc.	221	3,330
Gulfport Energy Corp.†	152	27,989
Helmerich & Payne, Inc.	81	2,116
Magnolia Oil & Gas Corp., Class A	666	16,823
Matador Resources Co.	566	28,917
Murphy Oil Corp.	897	25,475
Noble Corp. PLC	619	14,670
Ovintiv, Inc.	513	21,956
Patterson-UTI Energy, Inc.	2,040	16,769
PBF Energy, Inc., Class A	321	6,128
Permian Resources Corp.	1,849	25,609
SM Energy Co.	1,178	35,281
Valaris, Ltd.†	467	18,334
Weatherford International PLC	192	10,282
		285,841
Oil & Gas Services — 0.3%
Archrock, Inc.	425	11,152
DNOW, Inc.†	2,433	41,556
Expro Group Holdings NV†	120	1,193
Liberty Energy, Inc.	2,842	44,989
Oceaneering International, Inc.†	893	19,476
ProPetro Holding Corp.†	897	6,593
Select Water Solutions, Inc.	1,432	15,036
		139,995
Packaging & Containers — 0.0%
Greif, Inc., Class A	92	5,059
O-I Glass, Inc.†	681	7,811
		12,870
Pharmaceuticals — 0.5%
Alkermes PLC†	1,373	45,336
Arvinas, Inc.†	856	6,009
BellRing Brands, Inc.†	56	4,170
Catalyst Pharmaceuticals, Inc.†	743	18,018
Corcept Therapeutics, Inc.†	320	36,550
Mirum Pharmaceuticals, Inc.†	864	38,923
Nature's Sunshine Products, Inc.†	398	4,995
Neurogene, Inc.†	370	4,333
Option Care Health, Inc.†	1,009	35,265
Protagonist Therapeutics, Inc.†	1,203	58,177
Vaxcyte, Inc.†	829	31,303
		283,079
Real Estate — 0.1%
Cushman & Wakefield PLC†	409	4,180
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
McGrath RentCorp	86	$ 9,580
Newmark Group, Inc., Class A	485	5,902
Real Brokerage, Inc.†	2,576	10,459
		30,121
REITS — 2.4%
Agree Realty Corp.	83	6,407
Alexander & Baldwin, Inc.	876	15,093
American Assets Trust, Inc.	405	8,157
American Healthcare REIT, Inc.	104	3,151
American Tower Corp.	2,673	581,645
Apple Hospitality REIT, Inc.	1,178	15,208
Armada Hoffler Properties, Inc.	166	1,247
BrightSpire Capital, Inc.	2,165	12,037
Broadstone Net Lease, Inc.	1,487	25,338
CareTrust REIT, Inc.	1,129	32,267
Chatham Lodging Trust	2,084	14,859
City Office REIT, Inc.	380	1,972
Community Healthcare Trust, Inc.	174	3,160
COPT Defense Properties	1,943	52,986
Curbline Properties Corp.	588	14,224
DiamondRock Hospitality Co.	2,042	15,764
Empire State Realty Trust, Inc., Class A	1,279	10,002
Essential Properties Realty Trust, Inc.	976	31,857
First Industrial Realty Trust, Inc.	129	6,961
Independence Realty Trust, Inc.	1,021	21,676
InvenTrust Properties Corp.	670	19,678
Kimco Realty Corp.	152	3,228
Kite Realty Group Trust	807	18,052
KKR Real Estate Finance Trust, Inc.	182	1,966
Ladder Capital Corp.	3,948	45,047
LXP Industrial Trust	2,308	19,964
MFA Financial, Inc.	407	4,176
Phillips Edison & Co., Inc.	2,060	75,169
Piedmont Office Realty Trust, Inc., Class A	1,851	13,642
Plymouth Industrial REIT, Inc.	766	12,486
PotlatchDeltic Corp.	1,467	66,191
RLJ Lodging Trust	1,156	9,121
Ryman Hospitality Properties, Inc.	594	54,315
Sabra Health Care REIT, Inc.	1,865	32,581
SL Green Realty Corp.	276	15,925
TPG RE Finance Trust, Inc.	831	6,773
UMH Properties, Inc.	208	3,889
Veris Residential, Inc.	252	4,264
Xenia Hotels & Resorts, Inc.	1,563	18,381
		1,298,859
Retail — 1.7%
Abercrombie & Fitch Co., Class A†	146	11,150
Academy Sports & Outdoors, Inc.	627	28,597
American Eagle Outfitters, Inc.	800	9,296
Arko Corp.	1,058	4,179
Asbury Automotive Group, Inc.†	62	13,692
Beacon Roofing Supply, Inc.†	270	33,399
Biglari Holdings, Inc., Class B†	63	13,642
BJ's Restaurants, Inc.†	281	9,627
BlueLinx Holdings, Inc.†	79	5,923
Boot Barn Holdings, Inc.†	212	22,775
Brinker International, Inc.†	105	15,650
Buckle, Inc.	418	16,018
Citi Trends, Inc.†	319	7,061
El Pollo Loco Holdings, Inc.†	901	9,280
Floor & Decor Holdings, Inc., Class A†	7,201	579,465

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Foot Locker, Inc.†	1,199	$ 16,906
Group 1 Automotive, Inc.	43	16,424
Kura Sushi USA, Inc., Class A†	308	15,770
PC Connection, Inc.	627	39,137
Portillo's, Inc., Class A†	1,267	15,065
Shake Shack, Inc., Class A†	258	22,748
Shoe Carnival, Inc.	298	6,553
Sonic Automotive, Inc., Class A	219	12,474
Victoria's Secret & Co.†	560	10,405
		935,236
Savings & Loans — 0.2%
Axos Financial, Inc.†	365	23,550
Banc of California, Inc.	1,498	21,257
Brookline Bancorp, Inc.	354	3,859
Capitol Federal Financial, Inc.	384	2,150
HomeTrust Bancshares, Inc.	66	2,262
OceanFirst Financial Corp.	1,596	27,148
Southern Missouri Bancorp, Inc.	86	4,474
WaFd, Inc.	152	4,344
WSFS Financial Corp.	109	5,654
		94,698
Semiconductors — 1.3%
ACM Research, Inc., Class A†	757	17,668
ASML Holding NV	827	547,995
Axcelis Technologies, Inc.†	62	3,080
FormFactor, Inc.†	721	20,397
MaxLinear, Inc.†	305	3,312
Penguin Solutions, Inc.†	764	13,271
Rambus, Inc.†	1,283	66,427
Richardson Electronics, Ltd.	651	7,265
Semtech Corp.†	264	9,082
Ultra Clean Holdings, Inc.†	982	21,025
		709,522
Software — 11.1%
ACV Auctions, Inc., Class A†	2,218	31,252
Agilysys, Inc.†	167	12,114
Appian Corp., Class A†	476	13,714
BlackLine, Inc.†	327	15,833
Box, Inc., Class A†	1,290	39,809
Braze, Inc., Class A†	356	12,845
Clearwater Analytics Holdings, Inc., Class A†	1,643	44,032
Cloudflare, Inc., Class A†	19,387	2,184,721
CommVault Systems, Inc.†	162	25,557
Consensus Cloud Solutions, Inc.†	930	21,464
CSG Systems International, Inc.	543	32,835
Domo, Inc., Class B†	55	427
Donnelley Financial Solutions, Inc.†	447	19,538
Duolingo, Inc. Class A†	57	17,701
Freshworks, Inc., Class A†	2,203	31,084
GigaCloud Technology, Inc., Class A†	841	11,942
Health Catalyst, Inc.†	2,913	13,196
IBEX Holdings, Ltd.†	2,225	54,179
IonQ, Inc.†	700	15,449
Logility Supply Chain Solutions, Inc.	2,015	28,734
MicroStrategy, Inc., Class A†	4,226	1,218,229
N-able, Inc.†	966	6,849
ON24, Inc.†	4,443	23,104
Onestream, Inc.†	137	2,924
Planet Labs PBC†	749	2,532
Porch Group, Inc.†	1,017	7,414
Security Description	Shares or Principal Amount	Value

Software (continued)
PubMatic, Inc., Class A†	1,720	$ 15,721
ROBLOX Corp., Class A†	18,383	1,071,545
Sapiens International Corp. NV	505	13,680
Snowflake, Inc., Class A†	7,115	1,039,928
SPS Commerce, Inc.†	66	8,760
Zeta Global Holdings Corp., Class A†	787	10,672
		6,047,784
Telecommunications — 0.4%
A10 Networks, Inc.	266	4,346
ADTRAN Holdings, Inc.†	1,615	14,083
AST SpaceMobile, Inc.†	324	7,368
Clearfield, Inc.†	955	28,383
CommScope Holding Co., Inc.†	1,576	8,368
Credo Technology Group Holding, Ltd.†	281	11,285
EchoStar Corp., Class A†	251	6,421
Extreme Networks, Inc.†	638	8,441
Globalstar, Inc.†	187	3,901
Gogo, Inc.†	759	6,543
InterDigital, Inc.	251	51,894
Iridium Communications, Inc.	149	4,071
Lumen Technologies, Inc.†	2,218	8,694
NETGEAR, Inc.†	370	9,050
Ooma, Inc.†	1,326	17,357
Spok Holdings, Inc.	424	6,971
Telephone & Data Systems, Inc.	152	5,888
Viasat, Inc.†	1,644	17,130
		220,194
Transportation — 1.3%
ArcBest Corp.	164	11,575
CryoPort, Inc.†	1,045	6,353
International Seaways, Inc.	494	16,401
Matson, Inc.	227	29,094
Radiant Logistics, Inc.†	1,091	6,710
Safe Bulkers, Inc.	927	3,421
Scorpio Tankers, Inc.	33	1,240
Teekay Corp., Ltd.	1,470	9,658
Teekay Tankers, Ltd., Class A	710	27,172
Union Pacific Corp.	2,370	559,889
World Kinect Corp.	526	14,917
		686,430
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	32	1,639
Water — 0.1%
American States Water Co.	114	8,969
Consolidated Water Co., Ltd.	971	23,780
		32,749
Total Common Stocks (cost $26,265,768)		30,980,636
CORPORATE BONDS & NOTES — 11.0%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,469
4.88%, 01/15/2029	35,000	34,032
		38,501
Aerospace/Defense — 0.1%
Boeing Co.
2.95%, 02/01/2030	5,000	4,554
3.20%, 03/01/2029	5,000	4,694

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
6.39%, 05/01/2031	$ 10,000	$ 10,656
L3Harris Technologies, Inc.
5.05%, 06/01/2029	10,000	10,130
5.50%, 08/15/2054	7,000	6,756
RTX Corp.
4.13%, 11/16/2028	10,000	9,859
		46,649
Agriculture — 0.2%
BAT Capital Corp.
5.83%, 02/20/2031	20,000	20,795
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	10,000	10,278
Philip Morris International, Inc.
4.38%, 11/01/2027	15,000	14,994
4.75%, 11/01/2031	5,000	4,985
5.13%, 02/15/2030	30,000	30,590
5.13%, 02/13/2031	5,000	5,087
5.38%, 02/15/2033	10,000	10,199
5.63%, 09/07/2033	20,000	20,728
		117,656
Apparel — 0.2%
Tapestry, Inc.
5.10%, 03/11/2030	10,000	9,995
5.50%, 03/11/2035	10,000	9,881
William Carter Co.
5.63%, 03/15/2027*	90,000	89,375
		109,251
Banks — 1.7%
Bank of America Corp.
1.90%, 07/23/2031	25,000	21,498
1.92%, 10/24/2031	25,000	21,392
2.48%, 09/21/2036	15,000	12,510
2.57%, 10/20/2032	15,000	12,941
2.59%, 04/29/2031	45,000	40,418
2.69%, 04/22/2032	45,000	39,607
5.16%, 01/24/2031	15,000	15,207
5.52%, 10/25/2035	20,000	19,623
5.74%, 02/12/2036	10,000	9,981
5.93%, 09/15/2027	20,000	20,390
Bank of New York Mellon Corp.
4.98%, 03/14/2030	5,000	5,072
5.06%, 07/22/2032	15,000	15,158
5.19%, 03/14/2035	15,000	15,100
Citigroup, Inc.
5.17%, 02/13/2030	5,000	5,065
Citizens Financial Group, Inc.
5.72%, 07/23/2032	5,000	5,090
6.65%, 04/25/2035	5,000	5,320
Goldman Sachs Group, Inc.
3.81%, 04/23/2029	25,000	24,407
4.02%, 10/31/2038	10,000	8,588
4.69%, 10/23/2030	20,000	19,877
5.02%, 10/23/2035	10,000	9,723
5.05%, 07/23/2030	25,000	25,207
5.73%, 04/25/2030	15,000	15,474
JPMorgan Chase & Co.
2.58%, 04/22/2032	15,000	13,179
3.51%, 01/23/2029	12,000	11,663
3.70%, 05/06/2030	35,000	33,679
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.01%, 04/23/2029	$ 35,000	$ 34,401
4.51%, 10/22/2028	25,000	24,975
4.95%, 10/22/2035	5,000	4,893
5.00%, 07/22/2030	25,000	25,226
5.14%, 01/24/2031	10,000	10,156
5.29%, 07/22/2035	25,000	25,100
5.30%, 07/24/2029	25,000	25,510
5.34%, 01/23/2035	40,000	40,426
5.50%, 01/24/2036	5,000	5,108
5.58%, 04/22/2030	25,000	25,786
M&T Bank Corp.
7.41%, 10/30/2029	15,000	16,159
Morgan Stanley
1.79%, 02/13/2032	5,000	4,189
2.24%, 07/21/2032	25,000	21,286
2.48%, 01/21/2028	5,000	4,822
2.70%, 01/22/2031	5,000	4,530
4.21%, 04/20/2028	30,000	29,783
5.16%, 04/20/2029	10,000	10,136
5.23%, 01/15/2031	5,000	5,081
5.45%, 07/20/2029	5,000	5,114
5.66%, 04/18/2030	10,000	10,310
Royal Bank of Canada
5.15%, 02/04/2031	25,000	25,303
Wells Fargo & Co.
2.88%, 10/30/2030	25,000	23,041
3.00%, 10/23/2026	12,000	11,735
3.35%, 03/02/2033	25,000	22,430
4.90%, 07/25/2033	15,000	14,784
5.24%, 01/24/2031	10,000	10,168
5.39%, 04/24/2034	10,000	10,069
5.50%, 01/23/2035	15,000	15,204
5.57%, 07/25/2029	10,000	10,272
6.49%, 10/23/2034	15,000	16,182
		918,348
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	5,000	5,050
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	15,217
Gilead Sciences, Inc.
4.80%, 11/15/2029	18,000	18,181
Royalty Pharma PLC
1.20%, 09/02/2025	10,000	9,845
		43,243
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,567
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	46,138
		98,705
Chemicals — 0.0%
NOVA Chemicals Corp.
7.00%, 12/01/2031*	10,000	10,426
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,250
		14,676

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.3%
Block, Inc.
3.50%, 06/01/2031	$ 10,000	$ 8,792
6.50%, 05/15/2032*	50,000	50,504
Service Corp. International
3.38%, 08/15/2030	65,000	57,927
5.13%, 06/01/2029	21,000	20,451
5.75%, 10/15/2032	5,000	4,914
		142,588
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	15,000	14,240
Gartner, Inc.
4.50%, 07/01/2028*	25,000	24,511
Insight Enterprises, Inc.
6.63%, 05/15/2032*	50,000	50,391
		89,142
Diversified Financial Services — 0.2%
American Express Co.
5.09%, 01/30/2031	25,000	25,316
Capital One Financial Corp.
6.18%, 01/30/2036	5,000	4,988
7.62%, 10/30/2031	40,000	44,549
Discover Financial Services
7.96%, 11/02/2034	10,000	11,430
		86,283
Electric — 1.5%
Alabama Power Co.
3.45%, 10/01/2049	30,000	21,249
4.15%, 08/15/2044	10,000	8,288
5.10%, 04/02/2035	5,000	4,999
Ameren Corp.
5.00%, 01/15/2029	10,000	10,094
American Electric Power Co., Inc.
6.95%, 12/15/2054	10,000	10,200
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	12,070
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,871
5.50%, 03/15/2055	15,000	14,564
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,673
5.00%, 06/15/2030	20,000	20,098
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	17,736
4.25%, 12/15/2041	10,000	8,546
4.85%, 03/15/2030	5,000	5,051
Duke Energy Corp.
2.55%, 06/15/2031	35,000	30,565
5.00%, 08/15/2052	5,000	4,362
5.80%, 06/15/2054	5,000	4,892
Duke Energy Florida LLC
1.75%, 06/15/2030	15,000	12,986
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,247
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,685
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,505
4.00%, 04/01/2052	10,000	7,671
4.38%, 03/30/2044	15,000	12,868
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.05%, 03/15/2035	$ 10,000	$ 9,952
Edison International
5.25%, 11/15/2028	25,000	24,651
6.95%, 11/15/2029	20,000	20,792
Eversource Energy
3.38%, 03/01/2032	11,000	9,857
5.13%, 05/15/2033	25,000	24,716
5.50%, 01/01/2034	10,000	10,046
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,655
Georgia Power Co.
4.55%, 03/15/2030	15,000	14,982
4.70%, 05/15/2032	5,000	4,943
5.20%, 03/15/2035	10,000	10,067
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	5,000	4,943
National Grid PLC
5.60%, 06/12/2028	5,000	5,128
National Rural Utilities Cooperative Finance Corp.
4.95%, 02/07/2030	15,000	15,197
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	14,331
2.25%, 06/01/2030	20,000	17,695
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	5,000	4,946
NSTAR Electric Co.
5.40%, 06/01/2034	10,000	10,170
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	5,064
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	15,000	15,167
Pacific Gas & Electric Co.
4.55%, 07/01/2030	10,000	9,680
5.45%, 06/15/2027	5,000	5,051
6.40%, 06/15/2033	35,000	36,580
Public Service Co. of Oklahoma
5.20%, 01/15/2035	15,000	14,817
Public Service Electric & Gas Co.
5.45%, 03/01/2054	5,000	4,907
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	20,000	20,095
6.13%, 10/15/2033	10,000	10,542
Puget Energy, Inc.
4.22%, 03/15/2032	18,000	16,759
5.73%, 03/15/2035*	25,000	24,959
San Diego Gas & Electric Co.
5.40%, 04/15/2035	15,000	15,107
Sempra
3.70%, 04/01/2029	7,000	6,718
Southern California Edison Co.
4.00%, 04/01/2047	10,000	7,467
5.45%, 03/01/2035	5,000	4,951
5.88%, 12/01/2053	10,000	9,593
5.95%, 11/01/2032	5,000	5,134
Southern Co.
3.25%, 07/01/2026	20,000	19,685
4.85%, 03/15/2035	5,000	4,839
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,829
5.00%, 04/01/2033	20,000	19,821
5.00%, 01/15/2034	20,000	19,755
5.05%, 08/15/2034	5,000	4,946
5.15%, 03/15/2035	10,000	9,926

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.35%, 01/15/2054	$ 5,000	$ 4,702
5.65%, 03/15/2055	5,000	4,912
Wisconsin Power & Light Co.
5.38%, 03/30/2034	3,000	3,038
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	52,075
4.60%, 06/01/2032	9,000	8,676
		831,086
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	134,525
Entertainment — 0.3%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	40,000	35,241
5.05%, 03/15/2042	12,000	9,597
5.14%, 03/15/2052	50,000	36,450
5.39%, 03/15/2062	30,000	21,717
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	60,032
		163,037
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	78,868
Republic Services, Inc.
1.45%, 02/15/2031	5,000	4,164
4.88%, 04/01/2029	10,000	10,128
5.20%, 11/15/2034	10,000	10,107
Veralto Corp.
5.50%, 09/18/2026	5,000	5,061
Waste Management, Inc.
3.88%, 01/15/2029*	15,000	14,660
4.95%, 03/15/2035	15,000	14,925
		137,913
Food — 0.1%
Kraft Heinz Foods Co.
5.20%, 03/15/2032	15,000	15,166
Mars, Inc.
5.00%, 03/01/2032*	30,000	30,130
5.20%, 03/01/2035*	5,000	5,025
5.65%, 05/01/2045*	10,000	10,022
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,454
		80,797
Gas — 0.1%
Boston Gas Co.
3.76%, 03/16/2032*	5,000	4,547
KeySpan Gas East Corp.
5.99%, 03/06/2033*	5,000	5,123
NiSource, Inc.
3.49%, 05/15/2027	15,000	14,691
5.35%, 04/01/2034	10,000	10,032
Southern California Gas Co.
5.60%, 04/01/2054	17,000	16,492
		50,885
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	10,000	10,259
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	$ 50,000	$ 48,189
Hologic, Inc.
4.63%, 02/01/2028*	44,000	43,079
Smith & Nephew PLC
2.03%, 10/14/2030	15,000	12,952
Solventum Corp.
5.40%, 03/01/2029	25,000	25,503
5.45%, 03/13/2031	5,000	5,094
		134,817
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	13,687
2.50%, 03/01/2031	25,000	21,077
2.63%, 08/01/2031	15,000	12,608
4.63%, 12/15/2029	75,000	71,856
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,712
Elevance Health, Inc.
4.50%, 10/30/2026	10,000	10,002
4.95%, 11/01/2031	15,000	15,037
Humana, Inc.
5.55%, 05/01/2035	15,000	14,829
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,225
3.50%, 08/15/2039	15,000	12,206
4.95%, 01/15/2032	15,000	15,106
4.95%, 05/15/2062	5,000	4,342
5.38%, 04/15/2054	15,000	14,251
5.75%, 07/15/2064	3,000	2,950
6.05%, 02/15/2063	5,000	5,151
		225,039
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	19,000	18,259
5.75%, 01/15/2028*	42,000	41,900
		60,159
Insurance — 0.3%
Athene Global Funding
2.65%, 10/04/2031*	50,000	42,868
2.72%, 01/07/2029*	19,000	17,568
4.72%, 10/08/2029*	30,000	29,598
CNO Global Funding
4.88%, 12/10/2027*	15,000	15,036
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	33,000	30,489
5.00%, 03/27/2030*	10,000	10,043
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,495
		155,097
Internet — 0.2%
Gen Digital, Inc.
6.25%, 04/01/2033*	15,000	14,932
6.75%, 09/30/2027*	30,000	30,369
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	76,346
		121,647

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	$ 75,000	$ 71,842
Blackstone Private Credit Fund
6.00%, 01/29/2032	25,000	24,786
Sixth Street Lending Partners
6.13%, 07/15/2030*	10,000	10,065
		106,693
Lodging — 0.0%
Las Vegas Sands Corp.
6.20%, 08/15/2034	10,000	10,027
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.70%, 11/15/2029	25,000	25,256
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,123
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	27,152
		37,275
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	63,722
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032	5,000	4,048
2.80%, 04/01/2031	10,000	8,634
4.20%, 03/15/2028	5,000	4,903
5.05%, 03/30/2029	10,000	9,954
Comcast Corp.
2.89%, 11/01/2051	17,000	10,368
2.99%, 11/01/2063	3,000	1,706
3.20%, 07/15/2036	5,000	4,133
3.25%, 11/01/2039	23,000	17,860
7.05%, 03/15/2033	5,000	5,652
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	17,219
5.45%, 09/01/2034*	5,000	4,884
5.95%, 09/01/2054*	10,000	9,272
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,996
Paramount Global
5.25%, 04/01/2044	15,000	12,065
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	20,000	18,660
4.13%, 07/01/2030*	40,000	35,530
Time Warner Cable LLC
4.50%, 09/15/2042	20,000	15,235
5.88%, 11/15/2040	15,000	13,753
		266,594
Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	25,000	25,408
5.63%, 04/04/2034*	25,000	25,105
6.38%, 10/06/2030*	25,000	26,504
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,053
		93,070
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	$ 3,000	$ 1,893
4.81%, 02/13/2033	15,000	14,749
4.89%, 09/11/2033	5,000	4,927
4.99%, 04/10/2034	20,000	19,803
5.23%, 11/17/2034	5,000	5,026
ConocoPhillips Co.
4.03%, 03/15/2062	10,000	7,302
4.70%, 01/15/2030	20,000	20,122
5.55%, 03/15/2054	10,000	9,683
5.70%, 09/15/2063	25,000	24,330
Coterra Energy, Inc.
5.40%, 02/15/2035	5,000	4,921
Diamondback Energy, Inc.
5.75%, 04/18/2054	5,000	4,714
5.90%, 04/18/2064	10,000	9,407
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,493
4.63%, 11/02/2031	5,000	4,160
7.75%, 02/01/2032	20,000	19,633
8.38%, 01/19/2036	40,000	38,973
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	27,525
EOG Resources, Inc.
5.65%, 12/01/2054	10,000	9,884
Equinor ASA
3.63%, 04/06/2040	20,000	16,746
Hess Corp.
7.13%, 03/15/2033	22,000	24,886
7.30%, 08/15/2031	15,000	16,976
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	10,000	10,537
Shell Finance US, Inc.
3.25%, 04/06/2050	13,000	8,973
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,826
3.00%, 11/26/2051	3,000	1,948
TotalEnergies Capital SA
5.43%, 09/10/2064	23,000	21,659
5.64%, 04/05/2064	25,000	24,412
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,694
		419,202
Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	80,948
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	44,048
		124,996
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.95%, 03/15/2031	5,000	5,080
Bristol-Myers Squibb Co.
5.55%, 02/22/2054	10,000	9,855
Cardinal Health, Inc.
5.00%, 11/15/2029	25,000	25,204
Cencora, Inc.
4.85%, 12/15/2029	20,000	20,099
CVS Health Corp.
1.88%, 02/28/2031	5,000	4,182
2.13%, 09/15/2031	10,000	8,334

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
3.25%, 08/15/2029	$ 5,000	$ 4,669
3.75%, 04/01/2030	5,000	4,718
4.13%, 04/01/2040	3,000	2,439
5.05%, 03/25/2048	10,000	8,533
Eli Lilly & Co.
4.20%, 08/14/2029	5,000	4,971
5.50%, 02/12/2055	15,000	15,188
		113,272
Pipelines — 0.4%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	5,000	4,940
5.68%, 01/15/2034*	5,000	4,980
6.04%, 08/15/2028*	20,000	20,686
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	7,000	7,227
Enbridge, Inc.
3.13%, 11/15/2029	15,000	13,953
5.63%, 04/05/2034	15,000	15,238
Energy Transfer LP
5.70%, 04/01/2035	15,000	15,111
6.05%, 12/01/2026	5,000	5,109
6.40%, 12/01/2030	10,000	10,657
Enterprise Products Operating LLC
3.30%, 02/15/2053	10,000	6,678
Hess Midstream Operations LP
4.25%, 02/15/2030*	5,000	4,704
6.50%, 06/01/2029*	20,000	20,398
MPLX LP
5.50%, 06/01/2034	10,000	9,963
Oneok, Inc.
4.75%, 10/15/2031	5,000	4,900
ONEOK, Inc.
4.40%, 10/15/2029	5,000	4,911
5.05%, 11/01/2034	5,000	4,827
5.85%, 11/01/2064	10,000	9,400
6.10%, 11/15/2032	15,000	15,715
Targa Resources Corp.
5.55%, 08/15/2035	10,000	9,986
6.13%, 03/15/2033	5,000	5,219
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	10,000	9,227
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	14,935
Whistler Pipeline LLC
5.70%, 09/30/2031*	15,000	15,174
5.95%, 09/30/2034*	5,000	5,054
		238,992
REITS — 0.2%
American Tower Corp.
1.45%, 09/15/2026	15,000	14,344
2.70%, 04/15/2031	5,000	4,420
Crown Castle, Inc.
5.00%, 01/11/2028	20,000	20,075
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	13,000	13,019
Iron Mountain, Inc.
6.25%, 01/15/2033*	15,000	14,855
Security Description	Shares or Principal Amount	Value

REITS (continued)
Regency Centers LP
5.25%, 01/15/2034	$ 20,000	$ 20,022
		86,735
Retail — 0.2%
AutoZone, Inc.
4.75%, 08/01/2032	9,000	8,855
5.40%, 07/15/2034	5,000	5,052
6.55%, 11/01/2033	5,000	5,441
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,749
5.63%, 01/01/2030*	45,000	43,633
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	6,000	5,877
		116,607
Semiconductors — 0.3%
Broadcom, Inc.
4.15%, 02/15/2028	25,000	24,788
5.05%, 07/12/2029	10,000	10,139
Intel Corp.
3.05%, 08/12/2051	10,000	5,880
3.25%, 11/15/2049	10,000	6,274
3.73%, 12/08/2047	10,000	6,971
4.75%, 03/25/2050	5,000	4,029
5.70%, 02/10/2053	7,000	6,434
5.90%, 02/10/2063	7,000	6,560
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	14,054
Microchip Technology, Inc.
4.90%, 03/15/2028	15,000	15,045
5.05%, 02/15/2030	15,000	14,977
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,038
5.55%, 12/01/2028	10,000	10,242
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	5,000	4,857
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,533
		155,821
Software — 0.5%
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	57,050
MSCI, Inc.
3.63%, 11/01/2031*	20,000	18,056
Open Text Corp.
3.88%, 12/01/2029*	65,000	59,128
6.90%, 12/01/2027*	10,000	10,350
Oracle Corp.
2.30%, 03/25/2028	23,000	21,604
3.60%, 04/01/2040	6,000	4,719
3.85%, 04/01/2060	12,000	8,246
4.90%, 02/06/2033	15,000	14,749
5.25%, 02/03/2032	5,000	5,064
5.50%, 09/27/2064	5,000	4,533
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,546
		263,045
Telecommunications — 0.3%
AT&T, Inc.
3.65%, 09/15/2059	2,000	1,349
3.80%, 12/01/2057	25,000	17,550

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
4.50%, 05/15/2035	$ 5,000	$ 4,700
Cisco Systems, Inc.
4.75%, 02/24/2030	20,000	20,319
4.95%, 02/26/2031	15,000	15,301
5.35%, 02/26/2064	8,000	7,778
Nokia Oyj
6.63%, 05/15/2039	20,000	20,546
T-Mobile USA, Inc.
2.05%, 02/15/2028	23,000	21,482
2.40%, 03/15/2029	5,000	4,593
4.70%, 01/15/2035	15,000	14,435
5.13%, 05/15/2032	5,000	5,031
5.75%, 01/15/2034	5,000	5,208
		138,292
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 05/24/2026*	20,000	20,224
6.05%, 08/01/2028*	5,000	5,190
		25,414
Total Corporate Bonds & Notes (cost $6,183,300)		6,036,644
ASSET BACKED SECURITIES — 1.2%
Auto Loan Receivables — 0.1%
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	15,110
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	15,162
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	10,011
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	19,188
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	15,395
		74,866
Other Asset Backed Securities — 1.1%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	40,377
Series 2022-1A, Class A2 6.35%, 10/15/2047*	60,000	60,277
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	15,218
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd. FRS
Series 2022-52A, Class AR 5.65%, (TSFR3M+1.35%), 10/24/2038*	250,000	250,125
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	30,000	30,186
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	40,461
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	24,497
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VB-S1 Issuer LLC
Series 2024-1A, Class C2 5.59%, 05/15/2054*	$ 30,000	$ 30,184
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 5.69%, (TSFR3M+1.39%), 04/15/2034*	100,000	100,018
		591,343
Total Asset Backed Securities (cost $662,525)		666,209
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Commercial and Residential — 1.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	107,800
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	87,515
Benchmark Mtg. Trust
Series 2019-B15, Class A5 2.93%, 12/15/2072	65,000	59,244
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(2)	10,000	10,123
BX Trust FRS
Series 2024-PAT, Class B 7.36%, (TSFR1M+3.04%), 03/15/2041*	10,000	9,987
Commercial Mtg. Trust
Series 2015-CR25, Class A4 3.76%, 08/10/2048	75,000	74,620
Commercial Mtg. Trust VRS
Series 2024-CBM, Class B 6.51%, 12/10/2041*(2)	17,000	17,415
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 6.14%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,014
Series 2021-R01, Class 1B1 7.44%, (SOFR30A+3.10%), 10/25/2041*	51,800	52,658
Series 2022-R01, Class 1B1 7.49%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,225
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	111,959
DC Trust VRS
Series 2024-HLTN, Class A 5.73%, 04/13/2040*(2)	10,000	10,132
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.32%, 03/10/2041*(2)	100,000	100,645
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	77,324
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*(1)	20,000	17,335
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class A5 3.53%, 10/15/2048	15,000	14,888
NJ
Series 2025-WBRK, Class A 5.87%, 03/05/2035*	80,000	82,094

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NJ VRS
Series 2025-WBRK, Class B 6.28%, 03/05/2035*(2)	$ 80,000	$ 81,569
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	81,175
		1,061,722
U.S. Government Agency — 1.3%
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD 2.00%, 01/15/2041	99	98
Series 5170, Class DP 2.00%, 07/25/2050	39,308	34,249
Series 4961, Class JB 2.50%, 12/15/2042	19,169	17,450
Series 3883, Class PB 3.00%, 05/15/2041	5,643	5,388
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.24%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,560
Series 2021-HQA3, Class B1 7.69%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,066
Series 2022-DNA4, Class M1B 7.69%, (SOFR30A+3.35%), 05/25/2042*	25,000	25,960
Series 2023-HQA2, Class M1B 7.69%, (SOFR30A+3.35%), 06/25/2043*	55,000	57,471
Series 2021-DNA6, Class B1 7.74%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,330
Series 2023-HQA1, Class M1B 7.84%, (SOFR30A+3.50%), 05/25/2043*	50,000	53,049
Series 2022-HQA3, Class M1B 7.89%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,436
Series 2021-DNA7, Class B1 7.99%, (SOFR30A+3.65%), 11/25/2041*	20,000	20,602
Series 2022-DNA6, Class M1B 8.04%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,029
Series 2022-HQA2, Class M1B 8.34%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,082
Series 2022-DNA5, Class M1B 8.84%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,166
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	10,829	9,948
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	1,048	1,041
Series 2012-21, Class PQ 2.00%, 09/25/2041	3,181	2,994
Series 2012-18, Class GA 2.00%, 12/25/2041	5,997	5,591
Series 2016-11, Class GA 2.50%, 03/25/2046	8,747	8,089
Series 2019-54, Class KC 2.50%, 09/25/2049	31,838	29,445
Series 2015-48, Class QB 3.00%, 02/25/2043	5,375	5,255
Series 2016-38, Class NA 3.00%, 01/25/2046	5,203	4,819
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	26,341
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-34, Class JK 3.00%, 05/25/2047	$ 2,876	$ 2,806
Series 2019-45, Class PT 3.00%, 08/25/2049	13,639	12,324
Series 2012-52, Class PA 3.50%, 05/25/2042	5,147	4,939
Series 2017-26, Class CG 3.50%, 07/25/2044	3,495	3,460
Series 2018-23, Class LA 3.50%, 04/25/2048	13,381	12,632
Series 2019-14, Class CA 3.50%, 04/25/2049	13,571	13,001
Series 2017-35, Class AH 3.50%, 04/25/2053	3,899	3,866
Series 2017-84, Class KA 3.50%, 04/25/2053	5,510	5,441
Series 2018-70, Class HA 3.50%, 10/25/2056	9,063	8,851
Series 2019-12, Class HA 3.50%, 11/25/2057	14,160	13,584
Series 2017-49, Class JA 4.00%, 07/25/2053	4,703	4,671
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	67,298
Government National Mtg. Assoc.
Series 2013-37, Class LG 2.00%, 01/20/2042	4,469	4,339
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB 7.50%, 09/16/2035	35	35
Series 2005-74, Class HC 7.50%, 09/16/2035	823	835
		688,541
Total Collateralized Mortgage Obligations (cost $1,810,413)		1,750,263
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.6%
U.S. Government — 17.2%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	293,445
1.38%, 08/15/2050	190,000	96,818
2.25%, 02/15/2052	160,000	100,938
2.88%, 08/15/2045	370,000	283,382
3.00%, 08/15/2052	340,000	253,181
3.13%, 08/15/2044	317,000	255,680
3.38%, 05/15/2044(3)(4)	737,000	619,973
3.63%, 08/15/2043 to 05/15/2053	460,000	397,943
4.13%, 08/15/2044	210,000	196,744
4.25%, 08/15/2054	230,000	217,098
4.50%, 11/15/2054	190,000	187,209
4.75%, 02/15/2045	305,000	310,576
United States Treasury Bonds TIPS
0.25%, 02/15/2050(5)	154,420	94,214
0.63%, 02/15/2043(5)	6,907	5,310
0.75%, 02/15/2042 to 02/15/2045(5)	428,622	336,725
1.00%, 02/15/2046(5)	46,915	36,992
1.38%, 02/15/2044(5)	143,090	124,533
United States Treasury Notes
3.13%, 08/31/2027	1,311,000	1,287,750
3.75%, 06/30/2030	465,000	459,841
3.88%, 11/30/2029	510,000	508,446
4.00%, 02/15/2034	120,000	118,369
4.25%, 11/15/2034	195,000	195,579

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.50%, 11/15/2033	$ 115,000	$ 117,749
4.63%, 02/15/2035	2,650,000	2,737,781
United States Treasury Notes TIPS
1.75%, 01/15/2034(5)	160,151	159,874
		9,396,150
U.S. Government Agency — 6.4%
Government National Mtg. Assoc.
3.00%, April 30 TBA	275,000	243,547
3.50%, April 30 TBA	150,000	137,239
5.00%, March 30 TBA	125,000	122,943
Uniform Mtg. Backed Securities
1.50%, April 15 TBA	25,000	21,932
2.00%, April 15 TBA	175,000	158,134
4.00%, April 30 TBA	150,000	139,757
5.50%, April 30 TBA	1,185,000	1,183,425
6.00%, April 30 TBA	1,448,000	1,470,649
		3,477,626
Total U.S. Government & Agency Obligations (cost $13,717,344)		12,873,776
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Romania
5.75%, 03/24/2035*	6,000	5,423
5.88%, 01/30/2029*	14,000	13,941
7.50%, 02/10/2037*	6,000	6,101
Republic of Panama
6.70%, 01/26/2036	19,000	18,166
Republic of Peru
5.38%, 02/08/2035	15,000	14,703
5.88%, 08/08/2054	10,000	9,671
Republic of Uruguay
4.38%, 01/23/2031	15,000	14,734
United Mexican States
4.75%, 03/08/2044	92,000	71,208
6.05%, 01/11/2040	6,000	5,643
Total Foreign Government Obligations (cost $164,198)		159,590
MUNICIPAL SECURITIES — 0.1%
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	30,000	30,094
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	10,000	10,947
Total Municipal Securities (cost $40,197)		41,041
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	5,841,245	17,646
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/31/2025; Strike Price: USD 7.77; Counterparty: JPMorgan Chase Bank, N.A.)	2,695,226	$ 1,291
Over the Counter call option on the USD vs. CNY (Expiration Date: 09/01/2025; Strike Price: USD 7.66; Counterparty: JPMorgan Chase Bank, N.A.)	2,985,012	4,164
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	5,775,080	8,651
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	6,317,192	6,450
Total Purchased Options (cost $103,310)		38,202
Total Long-Term Investment Securities (cost $48,947,055)		52,546,371
REPURCHASE AGREEMENTS — 6.7%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$ 800,000	800,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	655,000	655,000
BNP Paribas SA Joint Repurchase Agreement(6)	655,000	655,000
Deutsche Bank AG Joint Repurchase Agreement(6)	785,000	785,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	785,000	785,000
Total Repurchase Agreements (cost $3,680,000)		3,680,000
TOTAL INVESTMENTS (cost $52,627,055)(7)	102.8%	56,226,371
Other assets less liabilities	(2.8)	(1,547,221)
NET ASSETS	100.0%	$54,679,150
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At March 31, 2025, the aggregate value of these securities was $4,599,214 representing 8.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CNY—Chinese Yuan

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The rates shown on FRS and/or VRS are the current interest rates at March 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	120,000	USD	Fixed 2.970%	12-Month SOFR	Annual	Annual	Mar 2053	$ 68	$ 17,455	$ 17,523
Centrally Cleared	210,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	892	7,410	8,302
Centrally Cleared	460,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(893)	(15,569)	(16,462)
								$67	$9,296	$9,363
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Long	Australian 10 Year Bonds	June 2025	$910,272	$915,140	$4,868
6	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	680,922	684,750	3,828
3	Short	U.S. Treasury 10 Year Notes	June 2025	334,490	333,656	834
						$9,530
						Unrealized (Depreciation)
1	Long	E-Mini Russell 2000 Index	June 2025	$ 103,062	$ 101,355	$ (1,707)
8	Short	Canada 10 Year Bonds	June 2025	684,841	690,178	(5,337)
3	Short	Euro-BUND	June 2025	414,049	417,912	(3,863)
1	Short	Euro-OAT	June 2025	132,284	132,665	(381)
5	Short	U.S. Treasury 2 Year Notes	June 2025	1,030,965	1,035,859	(4,894)
6	Short	U.S. Treasury 5 Year Notes	June 2025	641,578	648,937	(7,359)
1	Short	U.S. Treasury Ultra Bonds	June 2025	122,031	122,250	(219)
						$(23,760)
		Net Unrealized Appreciation (Depreciation)				$(14,230)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	246,000	USD	269,414	04/04/2025	$3,387	$ —
	USD	266,267	EUR	246,000	04/04/2025	—	(240)
						3,387	(240)
Goldman Sachs International	BRL	490,000	USD	82,401	04/04/2025	—	(3,427)
	EUR	2,000	USD	2,165	04/04/2025	2	—
	USD	84,445	BRL	490,000	04/04/2025	1,383	—
	USD	2,169	EUR	2,000	04/04/2025	—	(6)
						1,385	(3,433)
HSBC Bank PLC	EUR	173,000	USD	187,249	04/04/2025	164	—
	USD	188,054	EUR	173,000	04/04/2025	—	(970)
						164	(970)
State Street Bank & Trust Co.	EUR	71,000	USD	76,846	04/04/2025	66	—
	USD	77,112	EUR	71,000	04/04/2025	—	(331)
						66	(331)
Unrealized Appreciation (Depreciation)						$5,002	$(4,974)

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$25,332	$658,660	$—	$683,992
Biotechnology	1,992,457	—	0	1,992,457
Commercial Services	637,252	956,842	—	1,594,094
Other Industries	26,710,093	—	—	26,710,093
Corporate Bonds & Notes	—	6,036,644	—	6,036,644
Asset Backed Securities	—	666,209	—	666,209
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,044,387	17,335	1,061,722
Other Industries	—	688,541	—	688,541
U.S. Government & Agency Obligations	—	12,873,776	—	12,873,776
Foreign Government Obligations	—	159,590	—	159,590
Municipal Securities	—	41,041	—	41,041
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	38,202	—	38,202
Repurchase Agreements	—	3,680,000	—	3,680,000
Total Investments at Value	$29,365,134	$26,843,902	$17,335	$56,226,371
Other Financial Instruments:†
Swaps	$—	$24,865	$—	$24,865
Futures Contracts	9,530	—	—	9,530
Forward Foreign Currency Contracts	—	5,002	—	5,002
Total Other Financial Instruments	$9,530	$29,867	$—	$39,397
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$15,569	$—	$15,569
Futures Contracts	23,760	—	—	23,760
Forward Foreign Currency Contracts	—	4,974	—	4,974
Total Other Financial Instruments	$23,760	$20,543	$—	$44,303
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.4%
Stagwell, Inc.†	69,845	$ 422,562
TechTarget, Inc.†	4,228	62,617
		485,179
Aerospace/Defense — 1.7%
AAR Corp.†	1,139	63,773
AeroVironment, Inc.†	904	107,748
Archer Aviation, Inc., Class A†	4,972	35,351
Hexcel Corp.	13,848	758,316
Kratos Defense & Security Solutions, Inc.†	4,934	146,490
Mercury Systems, Inc.†	1,638	70,581
Moog, Inc., Class A	4,136	716,976
National Presto Industries, Inc.	165	14,505
Rocket Lab USA, Inc.†	3,337	59,666
Standardaero, Inc.†	1,908	50,829
Triumph Group, Inc.†	2,499	63,325
		2,087,560
Agriculture — 0.7%
Andersons, Inc.	2,274	97,623
Darling Ingredients, Inc.†	13,561	423,645
Dole PLC	11,784	170,279
Fresh Del Monte Produce, Inc.	2,354	72,574
Universal Corp.	797	44,672
Vital Farms, Inc.†	1,883	57,375
		866,168
Airlines — 0.2%
Allegiant Travel Co.	469	24,224
JetBlue Airways Corp.†	9,800	47,236
SkyWest, Inc.†	1,620	141,539
Sun Country Airlines Holdings, Inc.†	3,028	37,305
		250,304
Apparel — 0.9%
Carter's, Inc.	1,163	47,567
Crocs, Inc.†	248	26,338
Hanesbrands, Inc.†	11,398	65,767
Kontoor Brands, Inc.	1,602	102,736
Oxford Industries, Inc.	5,720	335,592
PVH Corp.	5,788	374,136
Steven Madden, Ltd.	2,330	62,071
Wolverine World Wide, Inc.	8,206	114,146
		1,128,353
Auto Manufacturers — 0.0%
Blue Bird Corp.†	1,436	46,483
Auto Parts & Equipment — 0.9%
Adient PLC†	7,918	101,826
American Axle & Manufacturing Holdings, Inc.†	3,796	15,450
Aurora Innovation, Inc.†	17,849	120,035
BorgWarner, Inc.	7,059	202,240
Dana, Inc.	9,602	127,995
Dorman Products, Inc.†	1,532	184,667
Fox Factory Holding Corp.†	1,346	31,416
Gentherm, Inc.†	1,000	26,740
Goodyear Tire & Rubber Co.†	6,693	61,843
Phinia, Inc.	3,408	144,601
Standard Motor Products, Inc.	666	16,603
Titan International, Inc.†	6,865	57,597
XPEL, Inc.†	732	21,506
		1,112,519
Security Description	Shares or Principal Amount	Value

Banks — 8.6%
Amalgamated Financial Corp.	788	$ 22,655
Amerant Bancorp, Inc.	395	8,153
Ameris Bancorp	4,916	283,014
Associated Banc-Corp.	863	19,443
Atlantic Union Bankshares Corp.	4,757	148,133
BancFirst Corp.	643	70,646
Bancorp, Inc.†	2,759	145,786
Bank of Hawaii Corp.	1,283	88,489
Bank of N.T. Butterfield & Son, Ltd.	5,672	220,754
BankUnited, Inc.	3,512	120,953
Banner Corp.	1,681	107,197
BayCom Corp.	174	4,380
Bridgewater Bancshares, Inc.†	270	3,750
Business First Bancshares, Inc.	2,127	51,792
Byline Bancorp, Inc.	1,995	52,189
Cadence Bank	979	29,722
Capital City Bank Group, Inc.	258	9,278
Cathay General Bancorp	2,298	98,883
Central Pacific Financial Corp.	1,556	42,074
City Holding Co.	475	55,798
CNB Financial Corp.	1,334	29,682
Community Financial System, Inc.	2,164	123,045
ConnectOne Bancorp, Inc.	4,552	110,659
Customers Bancorp, Inc.†	3,729	187,196
CVB Financial Corp.	4,239	78,252
Dime Community Bancshares, Inc.	1,828	50,965
Eagle Bancorp, Inc.	975	20,475
Eastern Bankshares, Inc.	9,323	152,897
Enterprise Financial Services Corp.	2,674	143,701
Equity Bancshares, Inc., Class A	2,137	84,198
FB Financial Corp.	1,650	76,494
Financial Institutions, Inc.	2,612	65,196
First Bancorp	1,335	53,587
First BanCorp.	32,213	617,523
First Bancshares, Inc.	1,902	64,307
First Commonwealth Financial Corp.	3,275	50,894
First Financial Bancorp	3,083	77,013
First Financial Corp.	840	41,143
First Hawaiian, Inc.	4,081	99,740
First Interstate BancSystem, Inc., Class A	419	12,004
First Merchants Corp.	15,809	639,316
First Mid Bancshares, Inc.	1,237	43,171
Fulton Financial Corp.	5,878	106,333
Hancock Whitney Corp.	1,284	67,346
Hanmi Financial Corp.	4,299	97,415
HBT Financial, Inc.	196	4,392
Heritage Commerce Corp.	9,227	87,841
Heritage Financial Corp.	1,097	26,690
Hilltop Holdings, Inc.	3,413	103,926
Home BancShares, Inc.	628	17,754
Hope Bancorp, Inc.	6,786	71,049
Independent Bank Corp.	2,004	125,551
Lakeland Financial Corp.	823	48,919
Mercantile Bank Corp.	168	7,298
Merchants Bancorp	2,101	77,737
Metropolitan Bank Holding Corp.†	895	50,111
Mid Penn Bancorp, Inc.	171	4,431
MidWestOne Financial Group, Inc.	269	7,965
National Bank Holdings Corp., Class A	1,228	46,996
NBT Bancorp, Inc.	1,523	65,337
OFG Bancorp	3,814	152,636
Old National Bancorp	8,575	181,704
Old Second Bancorp, Inc.	5,125	85,280

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Origin Bancorp, Inc.	1,038	$ 35,988
Park National Corp.	469	71,007
Pathward Financial, Inc.	3,748	273,417
Peapack-Gladstone Financial Corp.	566	16,074
Pinnacle Financial Partners, Inc.	155	16,436
Preferred Bank	1,036	86,672
QCR Holdings, Inc.	6,857	489,041
Renasant Corp.	2,976	100,976
S&T Bancorp, Inc.	1,235	45,757
Seacoast Banking Corp. of Florida	25,095	645,694
ServisFirst Bancshares, Inc.	1,621	133,895
Simmons First National Corp., Class A	4,056	83,270
SmartFinancial, Inc.	292	9,075
South Plains Financial, Inc.	2,023	67,002
Southside Bancshares, Inc.	1,883	54,532
SouthState Corp.	5,810	539,284
Stellar Bancorp, Inc.	1,535	42,458
Texas Capital Bancshares, Inc.†	742	55,427
Tompkins Financial Corp.	405	25,507
Towne Bank	1,702	58,191
TriCo Bancshares	11,029	440,829
Triumph Financial, Inc.†	709	40,980
TrustCo Bank Corp.	614	18,715
Trustmark Corp.	2,325	80,189
UMB Financial Corp.	943	95,337
United Bankshares, Inc.	752	26,072
United Community Banks, Inc.	19,597	551,264
Unity Bancorp, Inc.	612	24,908
Univest Financial Corp.	454	12,875
Veritex Holdings, Inc.	18,236	455,353
Walker & Dunlop, Inc.	1,036	88,433
WesBanco, Inc.	1,202	37,214
Westamerica BanCorp	862	43,643
Wintrust Financial Corp.	692	77,822
		10,684,595
Beverages — 0.1%
MGP Ingredients, Inc.	454	13,338
National Beverage Corp.	755	31,363
Primo Brands Corp.	504	17,887
Vita Coco Co., Inc.†	1,952	59,829
		122,417
Biotechnology — 3.7%
ACADIA Pharmaceuticals, Inc.†	7,927	131,667
ADMA Biologics, Inc.†	7,631	151,399
Akero Therapeutics, Inc.†	3,827	154,917
Allogene Therapeutics, Inc.†	30,675	44,785
Amicus Therapeutics, Inc.†	12,112	98,834
ANI Pharmaceuticals, Inc.†	966	64,674
Annexon, Inc.†	25,268	48,767
Arcus Biosciences, Inc.†	2,172	17,050
Arcutis Biotherapeutics, Inc.†	8,856	138,508
Arrowhead Pharmaceuticals, Inc.†	5,344	68,083
Atea Pharmaceuticals, Inc.†	5,306	15,865
Beam Therapeutics, Inc.†	4,214	82,299
Biohaven, Ltd.†	1,817	43,681
Blueprint Medicines Corp.†	678	60,010
Bridgebio Pharma, Inc.†	711	24,579
Cartesian Therapeutics, Inc.†	3,495	46,064
Celldex Therapeutics, Inc.†	1,165	21,145
Certara, Inc.†	3,534	34,987
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Crinetics Pharmaceuticals, Inc.†	3,296	$ 110,548
Cytek Biosciences, Inc.†	3,368	13,506
Dynavax Technologies Corp.†	7,238	93,877
Evolus, Inc.†	47,377	569,945
Fate Therapeutics, Inc.†	55,235	43,641
Halozyme Therapeutics, Inc.†	3,966	253,070
Immunome, Inc.†	10,810	72,751
Innoviva, Inc.†	1,778	32,235
Insmed, Inc.†	2,203	168,067
Intellia Therapeutics, Inc.†	1,291	9,179
iTeos Therapeutics, Inc.†	9,910	59,163
Janux Therapeutics, Inc.†	1,919	51,813
Krystal Biotech, Inc.†	817	147,305
Kura Oncology, Inc.†	5,291	34,921
Ligand Pharmaceuticals, Inc.†	610	64,135
Myriad Genetics, Inc.†	2,939	26,069
NeoGenomics, Inc.†	48,850	463,586
Nkarta, Inc.†	21,453	39,474
Olema Pharmaceuticals, Inc.†	2,382	8,956
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid Therapeutics, Inc.†	21,422	6,682
Prothena Corp. PLC†	1,363	16,867
PTC Therapeutics, Inc.†	1,240	63,190
Recursion Pharmaceuticals, Inc., Class A†	7,974	42,182
Relay Therapeutics, Inc.†	10,880	28,506
Replimune Group, Inc.†	3,256	31,746
Revolution Medicines, Inc.†	4,437	156,892
Summit Therapeutics, Inc.†	7,066	136,303
Syndax Pharmaceuticals, Inc.†	3,817	46,892
Taysha Gene Therapies, Inc.†	16,418	22,821
TG Therapeutics, Inc.†	4,309	169,904
Travere Therapeutics, Inc.†	4,609	82,593
Tyra Biosciences, Inc.†	1,331	12,378
Ventyx Biosciences, Inc.†	12,680	14,582
Vericel Corp.†	1,593	71,080
Viking Therapeutics, Inc.†	4,204	101,527
Vir Biotechnology, Inc.†	2,979	19,304
Wave Life Sciences, Ltd.†	2,900	23,431
Xencor, Inc.†	3,304	35,155
		4,591,590
Building Materials — 2.3%
American Woodmark Corp.†	486	28,591
Apogee Enterprises, Inc.	1,311	60,739
Armstrong World Industries, Inc.	1,407	198,218
Boise Cascade Co.	2,157	211,580
Gibraltar Industries, Inc.†	1,485	87,110
Griffon Corp.	4,576	327,184
Hayward Holdings, Inc.†	45,151	628,502
Knife River Corp.†	330	29,769
Masterbrand, Inc.†	4,103	53,585
Modine Manufacturing Co.†	2,391	183,509
Simpson Manufacturing Co., Inc.	4,056	637,117
SPX Technologies, Inc.†	1,496	192,655
UFP Industries, Inc.	1,993	213,331
		2,851,890
Chemicals — 2.8%
AdvanSix, Inc.	863	19,547
Avient Corp.	1,943	72,202
Balchem Corp.	7,015	1,164,490
Cabot Corp.	1,394	115,897

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp.	3,529	$ 200,341
Chemours Co.	4,823	65,255
Ecovyst, Inc.†	842	5,220
Element Solutions, Inc.	29,042	656,640
FMC Corp.	4,030	170,026
H.B. Fuller Co.	3,105	174,253
Hawkins, Inc.	1,101	116,618
Ingevity Corp.†	1,173	46,439
Innospec, Inc.	1,677	158,896
Koppers Holdings, Inc.	654	18,312
Minerals Technologies, Inc.	1,029	65,413
Orion SA	4,490	58,056
Perimeter Solutions, Inc.†	7,445	74,971
Quaker Chemical Corp.	442	54,636
Rogers Corp.†	548	37,006
Sensient Technologies Corp.	1,367	101,746
Stepan Co.	683	37,592
Tronox Holdings PLC	2,179	15,340
		3,428,896
Coal — 0.4%
Alpha Metallurgical Resources, Inc.†	512	64,128
Core Natural Resources, Inc.	2,397	184,809
Peabody Energy Corp.	7,050	95,527
SunCoke Energy, Inc.	3,890	35,788
Warrior Met Coal, Inc.	2,964	141,442
		521,694
Commercial Services — 5.1%
ABM Industries, Inc.	7,966	377,270
Acacia Research Corp.†	12,733	40,746
Adtalem Global Education, Inc.†	1,775	178,636
Alarm.com Holdings, Inc.†	1,596	88,817
AMN Healthcare Services, Inc.†	1,229	30,061
API Group Corp.†	6,135	219,388
Arlo Technologies, Inc.†	16,871	166,517
Barrett Business Services, Inc.	2,410	99,172
Brink's Co.	968	83,403
CBIZ, Inc.†	1,326	100,590
CoreCivic, Inc.†	3,546	71,948
Coursera, Inc.†	13,352	88,924
Deluxe Corp.	1,429	22,592
EVERTEC, Inc.	4,758	174,952
GEO Group, Inc.†	6,221	181,715
Hackett Group, Inc.	2,017	58,937
Healthcare Services Group, Inc.†	2,372	23,910
Heidrick & Struggles International, Inc.	1,184	50,711
Herc Holdings, Inc.	1,026	137,761
Hertz Global Holdings, Inc.†	3,960	15,602
Insperity, Inc.	969	86,464
John Wiley & Sons, Inc., Class A	3,128	139,384
Kforce, Inc.	1,646	80,473
KinderCare Learning Cos., Inc.†	7,468	86,554
Korn Ferry	3,225	218,752
Laureate Education, Inc.†	7,846	160,451
Legalzoom.com, Inc.†	4,834	41,621
LiveRamp Holdings, Inc.†	34,265	895,687
Marqeta, Inc., Class A†	64,164	264,356
Matthews International Corp., Class A	1,000	22,240
Mister Car Wash, Inc.†	8,706	68,690
Monro, Inc.	967	13,992
Payoneer Global, Inc.†	8,288	60,585
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Perdoceo Education Corp.	1,994	$ 50,209
PROG Holdings, Inc.	1,341	35,671
Progyny, Inc.†	8,417	188,036
Robert Half, Inc.	3,242	176,851
Strategic Education, Inc.	785	65,909
Stride, Inc.†	1,381	174,696
UL Solutions, Inc.	8,657	488,255
Upbound Group, Inc.	1,649	39,510
Verra Mobility Corp.†	25,732	579,227
Vestis Corp.	3,700	36,630
WillScot Holdings Corp.	5,964	165,799
		6,351,694
Computers — 3.4%
Amentum Holdings, Inc.†	4,633	84,321
ASGN, Inc.†	10,120	637,762
Conduent, Inc.†	15,601	42,123
Corsair Gaming, Inc.†	1,453	12,874
DXC Technology Co.†	5,844	99,640
ExlService Holdings, Inc.†	1,573	74,261
Grid Dynamics Holdings, Inc.†	1,991	31,159
Insight Enterprises, Inc.†	1,210	181,488
KBR, Inc.	1,650	82,187
Lumentum Holdings, Inc.†	8,465	527,708
NCR Atleos Corp.†	2,340	61,729
NCR Voyix Corp.†	4,712	45,942
NetScout Systems, Inc.†	2,316	48,659
Qualys, Inc.†	840	105,781
Sandisk Corp.†	3,720	177,109
Science Applications International Corp.	3,698	415,175
Tenable Holdings, Inc.†	2,949	103,156
Unisys Corp.†	6,379	29,280
V2X, Inc.†	11,208	549,752
WNS Holdings, Ltd.†	14,643	900,398
		4,210,504
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	2,795	87,232
Interparfums, Inc.	579	65,931
Oddity Tech, Ltd., Class A†	1,009	43,649
Prestige Consumer Healthcare, Inc.†	1,599	137,466
		334,278
Distribution/Wholesale — 0.6%
G-III Apparel Group, Ltd.†	2,639	72,177
Hudson Technologies, Inc.†	467	2,881
MRC Global, Inc.†	5,189	59,570
OPENLANE, Inc.†	3,449	66,497
Resideo Technologies, Inc.†	7,018	124,218
Rush Enterprises, Inc., Class A	5,356	286,064
ScanSource, Inc.†	2,343	79,685
WESCO International, Inc.	589	91,472
		782,564
Diversified Financial Services — 4.1%
Acadian Asset Management, Inc.	3,090	79,907
Air Lease Corp.	3,344	161,549
Artisan Partners Asset Management, Inc., Class A	2,262	88,444
BGC Group, Inc., Class A	22,467	206,022
Bread Financial Holdings, Inc.	2,400	120,192
Burford Capital, Ltd.	7,762	102,536
Cohen & Steers, Inc.	1,334	107,054
Enact Holdings, Inc.	5,385	187,129
Encore Capital Group, Inc.†	7,170	245,788

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Enova International, Inc.†	2,547	$ 245,938
EZCORP, Inc., Class A†	1,678	24,700
FTAI Aviation, Ltd.	1,186	131,682
Houlihan Lokey, Inc.	3,960	639,540
Moelis & Co., Class A	2,279	133,002
Mr. Cooper Group, Inc.†	4,478	535,569
Navient Corp.	5,172	65,322
PennyMac Financial Services, Inc.	660	66,073
Perella Weinberg Partners	34,147	628,305
Piper Sandler Cos.	658	162,960
PJT Partners, Inc., Class A	765	105,478
PRA Group, Inc.†	1,273	26,249
Radian Group, Inc.	7,766	256,822
StepStone Group, Inc., Class A	2,130	111,250
StoneX Group, Inc.†	3,355	256,255
Upstart Holdings, Inc.†	1,876	86,352
Victory Capital Holdings, Inc., Class A	320	18,518
Virtu Financial, Inc., Class A	2,608	99,417
Virtus Investment Partners, Inc.	806	138,922
WisdomTree, Inc.	3,694	32,951
World Acceptance Corp.†	104	13,161
		5,077,087
Electric — 0.9%
Avista Corp.	2,923	122,386
Black Hills Corp.	492	29,840
Clearway Energy, Inc., Class A	1,891	53,818
Clearway Energy, Inc., Class C	4,685	141,815
IDACORP, Inc.	1,118	129,934
MGE Energy, Inc.	1,169	108,670
Otter Tail Corp.	1,350	108,499
Portland General Electric Co.	3,740	166,804
TXNM Energy, Inc.	566	30,270
Unitil Corp.	3,259	188,012
		1,080,048
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.	2,121	63,460
EnerSys	2,430	222,540
Insteel Industries, Inc.	627	16,490
Powell Industries, Inc.	304	51,780
		354,270
Electronics — 2.7%
Advanced Energy Industries, Inc.	1,216	115,897
Atkore, Inc.	1,618	97,064
Badger Meter, Inc.	949	180,547
Bel Fuse, Inc., Class A	1,164	83,878
Benchmark Electronics, Inc.	1,162	44,191
Brady Corp., Class A	1,428	100,874
CTS Corp.	972	40,387
ESCO Technologies, Inc.	5,802	923,214
Itron, Inc.†	1,456	152,531
Knowles Corp.†	8,287	125,962
Mesa Laboratories, Inc.	175	20,765
Mirion Technologies, Inc.†	31,104	451,008
NEXTracker, Inc., Class A†	756	31,858
NVE Corp.	1,004	63,995
OSI Systems, Inc.†	504	97,947
Plexus Corp.†	2,198	281,630
Sanmina Corp.†	5,692	433,617
TTM Technologies, Inc.†	3,292	67,519
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vicor Corp.†	744	$ 34,804
Vishay Intertechnology, Inc.	3,627	57,669
		3,405,357
Energy-Alternate Sources — 0.1%
Fluence Energy, Inc.†	2,178	10,563
REX American Resources Corp.†	499	18,748
SolarEdge Technologies, Inc.†	1,871	30,273
Sunrun, Inc.†	10,585	62,028
		121,612
Engineering & Construction — 1.6%
Arcosa, Inc.	3,430	264,521
Construction Partners, Inc., Class A†	1,210	86,963
Dycom Industries, Inc.†	1,918	292,188
Everus Construction Group, Inc.†	1,646	61,050
Fluor Corp.†	4,151	148,689
Frontdoor, Inc.†	2,448	94,052
Granite Construction, Inc.	2,024	152,610
IES Holdings, Inc.†	392	64,723
MYR Group, Inc.†	2,144	242,465
NV5 Global, Inc.†	1,680	32,374
Primoris Services Corp.	7,161	411,113
Sterling Infrastructure, Inc.†	1,130	127,927
		1,978,675
Entertainment — 0.7%
Accel Entertainment, Inc.†	7,027	69,708
Cinemark Holdings, Inc.	4,552	113,299
Golden Entertainment, Inc.	664	17,523
IMAX Corp.†	756	19,921
International Game Technology PLC	4,231	68,796
Lions Gate Entertainment Corp., Class A†	3,075	27,214
Madison Square Garden Sports Corp.†	541	105,343
Monarch Casino & Resort, Inc.	2,159	167,862
Penn Entertainment, Inc.†	4,830	78,777
Pursuit Attractions & Hospitality, Inc.†	687	24,313
Six Flags Entertainment Corp.	3,010	107,367
United Parks & Resorts, Inc.†	2,058	93,557
		893,680
Environmental Control — 0.1%
Enviri Corp.†	2,587	17,203
Tetra Tech, Inc.	3,999	116,971
		134,174
Food — 1.6%
B&G Foods, Inc.	2,555	17,553
Cal-Maine Foods, Inc.	2,339	212,615
Chefs' Warehouse, Inc.†	14,212	773,986
Grocery Outlet Holding Corp.†	3,136	43,841
J&J Snack Foods Corp.	503	66,255
John B. Sanfilippo & Son, Inc.	292	20,691
Lancaster Colony Corp.	673	117,775
Simply Good Foods Co.†	6,321	218,011
SpartanNash Co.	1,090	22,084
Sprouts Farmers Market, Inc.†	1,188	181,336
Tootsie Roll Industries, Inc.	547	17,228
TreeHouse Foods, Inc.†	1,458	39,497
United Natural Foods, Inc.†	1,934	52,972
Utz Brands, Inc.	3,031	42,677

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Weis Markets, Inc.	936	$ 72,119
WK Kellogg Co.	2,140	42,650
		1,941,290
Forest Products & Paper — 0.1%
Sylvamo Corp.	1,101	73,844
Gas — 1.3%
Chesapeake Utilities Corp.	5,776	741,812
MDU Resources Group, Inc.	6,582	111,302
New Jersey Resources Corp.	1,223	60,000
Northwest Natural Holding Co.	2,229	95,223
ONE Gas, Inc.	8,576	648,260
		1,656,597
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	1,756	78,774
Franklin Electric Co., Inc.	1,268	119,040
Kennametal, Inc.	4,891	104,178
		301,992
Healthcare-Products — 5.5%
Adaptive Biotechnologies Corp.†	14,147	105,112
Artivion, Inc.†	1,218	29,938
AtriCure, Inc.†	3,248	104,781
Avanos Medical, Inc.†	1,484	21,266
Axogen, Inc.†	4,132	76,442
Azenta, Inc.†	14,652	507,545
BioLife Solutions, Inc.†	1,168	26,677
Castle Biosciences, Inc.†	13,915	278,578
CONMED Corp.	997	60,209
Embecta Corp.	1,877	23,932
Enovis Corp.†	1,835	70,115
Glaukos Corp.†	3,277	322,522
Haemonetics Corp.†	9,601	610,144
ICU Medical, Inc.†	7,673	1,065,473
Inmode, Ltd.†	1,766	31,329
Inogen, Inc.†	6,771	48,277
Inspire Medical Systems, Inc.†	958	152,590
Integer Holdings Corp.†	1,083	127,805
Integra LifeSciences Holdings Corp.†	6,055	133,149
iRhythm Technologies, Inc.†	6,308	660,321
Kestra Medical Technologies, Ltd.†	8,199	204,319
Lantheus Holdings, Inc.†	1,237	120,731
LeMaitre Vascular, Inc.	660	55,374
Merit Medical Systems, Inc.†	1,881	198,841
Natera, Inc.†	1,606	227,105
Neogen Corp.†	6,373	55,254
OmniAb, Inc.†	2,663	6,391
Omnicell, Inc.†	1,495	52,265
OraSure Technologies, Inc.†	24,688	83,199
Patterson Cos., Inc.	2,536	79,225
PROCEPT BioRobotics Corp.†	2,581	150,369
Pulmonx Corp.†	9,709	65,342
QuidelOrtho Corp.†	2,128	74,416
Sera Prognostics, Inc., Class A†	13,075	48,116
SI-BONE, Inc.†	2,102	29,491
STAAR Surgical Co.†	1,590	28,032
Tandem Diabetes Care, Inc.†	2,120	40,619
Teleflex, Inc.	1,499	207,147
TransMedics Group, Inc.†	2,914	196,054
Treace Medical Concepts, Inc.†	27,941	234,425
Twist Bioscience Corp.†	351	13,780
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
UFP Technologies, Inc.†	235	$ 47,402
Varex Imaging Corp.†	9,542	110,687
		6,784,789
Healthcare-Services — 1.6%
Addus HomeCare Corp.†	810	80,101
agilon health, Inc.†	13,265	57,438
Astrana Health, Inc.†	1,342	41,616
Blade Air Mobility, Inc.†	4,315	11,780
Brookdale Senior Living, Inc.†	10,755	67,326
Concentra Group Holdings Parent, Inc.	7,095	153,962
CorVel Corp.†	1,458	163,252
Enhabit, Inc.†	9,879	86,836
Ensign Group, Inc.	1,273	164,726
Fortrea Holdings, Inc.†	2,896	21,865
National HealthCare Corp.	769	71,363
OPKO Health, Inc.†	15,967	26,505
Oscar Health, Inc., Class A†	5,502	72,131
Pediatrix Medical Group, Inc. †	2,728	39,529
RadNet, Inc.†	2,103	104,561
Select Medical Holdings Corp.	3,373	56,329
Surgery Partners, Inc.†	789	18,739
Teladoc Health, Inc.†	11,644	92,686
U.S. Physical Therapy, Inc.	9,137	661,153
		1,991,898
Home Builders — 2.1%
Cavco Industries, Inc.†	2,001	1,039,780
Century Communities, Inc.	1,493	100,180
Champion Homes, Inc.†	3,166	300,010
Dream Finders Homes, Inc., Class A†	884	19,943
Green Brick Partners, Inc.†	1,955	113,996
Installed Building Products, Inc.	750	128,595
KB Home	1,318	76,602
LCI Industries	822	71,867
LGI Homes, Inc.†	668	44,402
M/I Homes, Inc.†	1,339	152,887
Meritage Homes Corp.	3,304	234,188
Taylor Morrison Home Corp.†	1,498	89,940
Tri Pointe Homes, Inc.†	5,009	159,887
Winnebago Industries, Inc.	917	31,600
		2,563,877
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	731	20,249
Leggett & Platt, Inc.	4,338	34,314
MillerKnoll, Inc.	6,153	117,768
Sonos, Inc.†	40,473	431,847
Xperi, Inc.†	14,116	108,975
		713,153
Household Products/Wares — 0.3%
Central Garden & Pet Co.†	298	10,925
Central Garden & Pet Co., Class A†	3,452	112,984
Helen of Troy, Ltd.†	2,260	120,887
Quanex Building Products Corp.	1,524	28,331
WD-40 Co.	437	106,628
		379,755
Housewares — 0.1%
Newell Brands, Inc.	13,429	83,260
Insurance — 4.0%
AMERISAFE, Inc.	615	32,318

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd.	1,544	$ 136,026
Axis Capital Holdings, Ltd.	5,870	588,409
Bowhead Specialty Holdings, Inc.†	12,478	507,231
CNO Financial Group, Inc.	3,393	141,318
Employers Holdings, Inc.	798	40,411
Essent Group, Ltd.	2,109	121,731
Genworth Financial, Inc.,†	17,389	123,288
Goosehead Insurance, Inc., Class A	787	92,913
Hamilton Insurance Group, Ltd., Class B†	1,187	24,606
HCI Group, Inc.	274	40,889
Horace Mann Educators Corp.	1,316	56,233
Jackson Financial, Inc., Class A	4,155	348,106
Kemper Corp.	15,828	1,058,102
Lincoln National Corp.	5,499	197,469
Mercury General Corp.	858	47,962
NMI Holdings, Inc.†	5,581	201,195
Palomar Holdings, Inc.†	1,093	149,828
ProAssurance Corp.†	1,651	38,551
Reinsurance Group of America, Inc.	3,286	647,013
RLI Corp.	981	78,804
Safety Insurance Group, Inc.	479	37,783
Selective Insurance Group, Inc.	453	41,468
SiriusPoint, Ltd.†	2,978	51,490
Skyward Specialty Insurance Group, Inc.†	342	18,099
Stewart Information Services Corp.	896	63,930
Trupanion, Inc.†	1,080	40,252
United Fire Group, Inc.	687	20,239
		4,945,664
Internet — 1.4%
Cargurus, Inc.†	6,496	189,228
Cars.com, Inc.†	1,923	21,672
Cogent Communications Holdings, Inc.	1,363	83,566
Criteo SA ADR†	13,974	494,819
ePlus, Inc.†	850	51,876
Etsy, Inc.†	3,631	171,311
HealthStream, Inc.	776	24,972
IAC, Inc.†	2,286	105,019
Liquidity Services, Inc.†	731	22,668
Magnite, Inc.†	8,777	100,146
QuinStreet, Inc.†	3,525	62,886
Shutterstock, Inc.	1,626	30,292
Sprinklr, Inc., Class A†	3,610	30,144
TripAdvisor, Inc.†	3,554	50,360
Upwork, Inc.†	1,786	23,307
Yelp, Inc.†	6,549	242,509
Ziff Davis, Inc.†	1,380	51,860
		1,756,635
Investment Companies — 0.9%
Cleanspark, Inc.†	10,202	68,557
Compass Diversified Holdings	33,590	627,125
HA Sustainable Infrastructure Capital, Inc.	7,857	229,739
Hut 8 Corp.†	1,176	13,665
MARA Holdings, Inc.†	20,513	235,900
		1,174,986
Iron/Steel — 0.2%
ATI, Inc.†	462	24,038
Carpenter Technology Corp.	243	44,027
Commercial Metals Co.	5,190	238,792
		306,857
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.5%
Acushnet Holdings Corp.	883	$ 60,627
Life Time Group Holdings, Inc.†	3,082	93,077
Malibu Boats, Inc., Class A†	8,518	261,332
OneSpaWorld Holdings, Ltd.	5,186	87,073
Peloton Interactive, Inc., Class A†	17,973	113,589
Sabre Corp.†	12,456	35,001
Topgolf Callaway Brands Corp.†	4,569	30,110
		680,809
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	2,798	104,673
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	736	25,355
Bloom Energy Corp., Class A†	1,346	26,462
Terex Corp.	2,615	98,795
		150,612
Machinery-Diversified — 2.5%
Alamo Group, Inc.	335	59,700
Albany International Corp., Class A	8,547	590,085
Applied Industrial Technologies, Inc.	950	214,073
Cactus, Inc., Class A	9,502	435,477
CSW Industrials, Inc.	542	158,004
DXP Enterprises, Inc.†	718	59,063
Gates Industrial Corp. PLC†	7,338	135,092
Ichor Holdings, Ltd.†	1,093	24,713
Kadant, Inc.	723	243,586
Kornit Digital, Ltd.†	16,906	322,566
Lindsay Corp.	351	44,408
Mueller Water Products, Inc., Class A	11,326	287,907
Tennant Co.	609	48,568
Thermon Group Holdings, Inc.†	2,589	72,104
Watts Water Technologies, Inc., Class A	1,055	215,135
Zurn Elkay Water Solutions Corp.	4,611	152,071
		3,062,552
Media — 0.3%
AMC Networks, Inc., Class A†	576	3,963
Cable One, Inc.	149	39,600
Gray Media, Inc.	2,075	8,964
Liberty Latin America, Ltd., Class C†	13,519	83,953
Scholastic Corp.	2,622	49,503
TEGNA, Inc.	5,201	94,762
Thryv Holdings, Inc.†	4,271	54,712
		335,457
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	965	80,684
Helios Technologies, Inc.	6,336	203,322
Janus International Group, Inc.†	51,913	373,774
Metallus, Inc.†	1,207	16,125
Mueller Industries, Inc.	4,320	328,925
Northwest Pipe Co.†	431	17,800
Olympic Steel, Inc.	412	12,986
Proto Labs, Inc.†	791	27,717
Standex International Corp.	384	61,974
Worthington Enterprises, Inc.	1,002	50,190
Worthington Steel, Inc.	1,130	28,623
		1,202,120
Mining — 0.3%
Century Aluminum Co.†	1,678	31,144
Coeur Mining, Inc.†	2,967	17,565

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Constellium SE†	3,364	$ 33,943
Hecla Mining Co.	10,395	57,796
Kaiser Aluminum Corp.	515	31,219
MP Materials Corp.†	3,899	95,174
Uranium Energy Corp.†	13,051	62,384
		329,225
Miscellaneous Manufacturing — 1.4%
Enpro, Inc.	4,303	696,183
Federal Signal Corp.	1,973	145,114
Hillenbrand, Inc.	2,273	54,870
JBT Marel Corp.	1,490	182,078
Materion Corp.	6,153	502,085
Park Aerospace Corp.	973	13,087
Sight Sciences, Inc.†	818	1,963
Sturm Ruger & Co., Inc.	542	21,295
Trinity Industries, Inc.	2,652	74,415
		1,691,090
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,860	104,676
Office Furnishings — 0.3%
HNI Corp.	1,543	68,432
Interface, Inc.	14,011	277,978
		346,410
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	5,103	46,182
Xerox Holdings Corp.	3,736	18,045
		64,227
Oil & Gas — 2.4%
California Resources Corp.	2,696	118,543
Chord Energy Corp.	435	49,033
CNX Resources Corp.†	1,372	43,191
Comstock Resources, Inc.†	2,925	59,494
Crescent Energy Co., Class A	5,904	66,361
CVR Energy, Inc.	2,274	44,116
Delek US Holdings, Inc.	910	13,714
Gulfport Energy Corp.†	624	114,903
Helmerich & Payne, Inc.	3,541	92,491
Magnolia Oil & Gas Corp., Class A	8,909	225,041
Matador Resources Co.	10,453	534,044
Murphy Oil Corp.	3,692	104,853
Noble Corp. PLC	2,548	60,388
Northern Oil & Gas, Inc.	3,206	96,917
Ovintiv, Inc.	2,113	90,436
Par Pacific Holdings, Inc.†	1,806	25,754
Patterson-UTI Energy, Inc.	19,747	162,320
PBF Energy, Inc., Class A	1,323	25,256
Permian Resources Corp.	41,353	572,739
SM Energy Co.	8,544	255,893
Talos Energy, Inc.†	4,008	38,958
Valaris, Ltd.†	1,923	75,497
Vital Energy, Inc.†	870	18,461
Weatherford International PLC	790	42,305
		2,930,708
Oil & Gas Services — 1.3%
Archrock, Inc.	7,402	194,228
Atlas Energy Solutions, Inc.	2,319	41,371
Bristow Group, Inc.†	795	25,106
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Core Laboratories, Inc.	1,512	$ 22,665
DNOW, Inc.†	13,427	229,333
Expro Group Holdings NV†	496	4,930
Flowco Holdings, Inc., Class A†	15,569	399,345
Helix Energy Solutions Group, Inc.†	4,615	38,351
Innovex International, Inc.†	1,250	22,450
Liberty Energy, Inc.	16,928	267,970
Oceaneering International, Inc.†	6,940	151,361
ProPetro Holding Corp.†	6,252	45,952
RPC, Inc.	2,666	14,663
Select Water Solutions, Inc.	5,893	61,877
Tidewater, Inc.†	1,554	65,688
		1,585,290
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	18,463	479,299
Greif, Inc., Class A	379	20,841
O-I Glass, Inc.†	7,776	89,191
Sealed Air Corp.	4,703	135,917
		725,248
Pharmaceuticals — 1.9%
AdaptHealth Corp.†	3,429	37,170
Alkermes PLC†	11,035	364,376
Amphastar Pharmaceuticals, Inc.†	1,211	35,107
Arvinas, Inc.†	3,525	24,746
BellRing Brands, Inc.†	232	17,275
Catalyst Pharmaceuticals, Inc.†	6,676	161,893
Collegium Pharmaceutical, Inc.†	1,041	31,074
Corcept Therapeutics, Inc.†	4,356	497,542
Harmony Biosciences Holdings, Inc.†	1,233	40,923
Mirum Pharmaceuticals, Inc.†	3,558	160,288
Nature's Sunshine Products, Inc.†	1,639	20,569
Neurogene, Inc.†	1,477	17,296
Option Care Health, Inc.†	4,153	145,147
Organon & Co.	8,313	123,781
Owens & Minor, Inc.†	2,386	21,546
Pacira BioSciences, Inc.†	1,490	37,027
Phibro Animal Health Corp., Class A	657	14,034
Premier, Inc., Class A	2,947	56,818
Protagonist Therapeutics, Inc.†	6,878	332,620
Supernus Pharmaceuticals, Inc.†	1,782	58,360
USANA Health Sciences, Inc.†	357	9,628
Vaxcyte, Inc.†	3,411	128,799
		2,336,019
Private Equity — 0.2%
P10, Inc., Class A	27,099	318,413
Real Estate — 0.8%
Cushman & Wakefield PLC†	9,092	92,920
eXp World Holdings, Inc.	2,726	26,660
Kennedy-Wilson Holdings, Inc.	3,815	33,114
Marcus & Millichap, Inc.	777	26,768
McGrath RentCorp	6,369	709,507
Newmark Group, Inc., Class A	1,995	24,279
Real Brokerage, Inc.†	10,604	43,052
St. Joe Co.	1,225	57,514
		1,013,814
REITS — 6.2%
Acadia Realty Trust	3,863	80,930
Agree Realty Corp.	343	26,476
Alexander & Baldwin, Inc.	5,950	102,518

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
American Assets Trust, Inc.	3,192	$ 64,287
American Healthcare REIT, Inc.	428	12,968
Apollo Commercial Real Estate Finance, Inc.	4,124	39,467
Apple Hospitality REIT, Inc.	12,053	155,604
Arbor Realty Trust, Inc.	6,088	71,534
Armada Hoffler Properties, Inc.	3,257	24,460
ARMOUR Residential REIT, Inc.	2,467	42,186
Blackstone Mtg. Trust, Inc., Class A	5,539	110,780
Brandywine Realty Trust	5,574	24,860
BrightSpire Capital, Inc.	8,914	49,562
Broadstone Net Lease, Inc.	6,115	104,200
CareTrust REIT, Inc.	10,707	306,006
Centerspace	535	34,641
Chatham Lodging Trust	8,578	61,161
City Office REIT, Inc.	1,564	8,117
Community Healthcare Trust, Inc.	716	13,003
COPT Defense Properties	7,998	218,105
Curbline Properties Corp.	5,472	132,368
DiamondRock Hospitality Co.	15,108	116,634
Douglas Emmett, Inc.	38,720	619,520
Easterly Government Properties, Inc.	3,205	33,973
Ellington Financial, Inc.	2,927	38,812
Elme Communities	2,842	49,451
Empire State Realty Trust, Inc., Class A	5,266	41,180
Essential Properties Realty Trust, Inc.	10,079	328,979
First Industrial Realty Trust, Inc.	530	28,599
Four Corners Property Trust, Inc.	3,227	92,615
Franklin BSP Realty Trust, Inc.	2,681	34,156
Getty Realty Corp.	1,634	50,948
Global Net Lease, Inc.	6,393	51,400
Highwoods Properties, Inc.	3,474	102,969
Independence Realty Trust, Inc.	4,202	89,208
Innovative Industrial Properties, Inc.	915	49,492
InvenTrust Properties Corp.	2,760	81,061
JBG SMITH Properties	2,727	43,932
Kimco Realty Corp.	627	13,317
Kite Realty Group Trust	3,323	74,335
KKR Real Estate Finance Trust, Inc.	2,613	28,220
Ladder Capital Corp.	16,252	185,435
LTC Properties, Inc.	1,461	51,792
LXP Industrial Trust	19,046	164,748
Macerich Co.	8,023	137,755
Medical Properties Trust, Inc.	19,381	116,867
MFA Financial, Inc.	1,677	17,206
Millrose Properties, Inc.†	3,882	102,912
New York Mtg. Trust, Inc.	2,924	18,977
NexPoint Residential Trust, Inc.	713	28,185
Outfront Media, Inc.	4,447	71,775
Pebblebrook Hotel Trust	3,864	39,142
PennyMac Mtg. Investment Trust	2,804	41,079
Phillips Edison & Co., Inc.	12,521	456,891
Piedmont Office Realty Trust, Inc., Class A	7,618	56,145
Plymouth Industrial REIT, Inc.	3,152	51,378
PotlatchDeltic Corp.	6,040	272,525
Ready Capital Corp.	5,440	27,690
Redwood Trust, Inc.	4,278	25,967
RLJ Lodging Trust	4,759	37,549
Ryman Hospitality Properties, Inc.	4,377	400,233
Sabra Health Care REIT, Inc.	7,676	134,100
Safehold, Inc.	1,476	27,631
Saul Centers, Inc.	390	14,067
SITE Centers Corp.	1,523	19,555
Security Description	Shares or Principal Amount	Value

REITS (continued)
SL Green Realty Corp.	3,398	$ 196,065
Summit Hotel Properties, Inc.	3,500	18,935
Sunstone Hotel Investors, Inc.	6,485	61,024
Tanger, Inc.	3,573	120,732
Terreno Realty Corp.	12,264	775,330
TPG RE Finance Trust, Inc.	3,420	27,873
Two Harbors Investment Corp.	3,347	44,716
UMH Properties, Inc.	856	16,007
Uniti Group, Inc.	7,880	39,715
Universal Health Realty Income Trust	411	16,835
Urban Edge Properties	4,050	76,950
Veris Residential, Inc.	3,644	61,656
Whitestone REIT	1,439	20,966
Xenia Hotels & Resorts, Inc.	9,722	114,331
		7,742,773
Retail — 3.6%
Abercrombie & Fitch Co., Class A†	601	45,898
Academy Sports & Outdoors, Inc.	4,822	219,931
Advance Auto Parts, Inc.	1,916	75,126
American Eagle Outfitters, Inc.	8,935	103,825
Arko Corp.	4,355	17,202
Asbury Automotive Group, Inc.†	905	199,860
Beacon Roofing Supply, Inc.†	1,110	137,307
Biglari Holdings, Inc., Class B†	264	57,167
BJ's Restaurants, Inc.†	1,895	64,923
Bloomin' Brands, Inc.	2,437	17,473
BlueLinx Holdings, Inc.†	326	24,443
Boot Barn Holdings, Inc.†	1,861	199,927
Brinker International, Inc.†	1,866	278,127
Buckle, Inc.	2,689	103,042
Caleres, Inc.	1,086	18,712
Cheesecake Factory, Inc.	1,516	73,769
Citi Trends, Inc.†	1,315	29,108
Cracker Barrel Old Country Store, Inc.	719	27,912
Dave & Buster's Entertainment, Inc.†	994	17,465
El Pollo Loco Holdings, Inc.†	3,710	38,213
Foot Locker, Inc.†	7,599	107,146
Freshpet, Inc.†	1,567	130,327
GMS, Inc.†	1,253	91,682
Group 1 Automotive, Inc.	1,846	705,080
Guess?, Inc.	880	9,742
Jack in the Box, Inc.	609	16,559
Kohl's Corp.	3,593	29,391
Kura Sushi USA, Inc., Class A†	1,269	64,973
La-Z-Boy, Inc.	1,339	52,342
MarineMax, Inc.†	645	13,867
National Vision Holdings, Inc.†	2,542	32,487
ODP Corp.†	972	13,929
Papa John's International, Inc.	1,054	43,298
Patrick Industries, Inc.	6,065	512,856
PC Connection, Inc.	2,978	185,887
Portillo's, Inc., Class A†	5,214	61,994
PriceSmart, Inc.	801	70,368
Sally Beauty Holdings, Inc.†	3,291	29,718
Shake Shack, Inc., Class A†	2,354	207,552
Shoe Carnival, Inc.	1,795	39,472
Signet Jewelers, Ltd.	1,404	81,516
Sonic Automotive, Inc., Class A	1,374	78,263
Urban Outfitters, Inc.†	1,817	95,211
Victoria's Secret & Co.†	4,843	89,983
		4,513,073

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 1.1%
Axos Financial, Inc.†	3,255	$ 210,013
Banc of California, Inc.	10,615	150,627
Berkshire Hills Bancorp, Inc.	1,472	38,404
Brookline Bancorp, Inc.	4,335	47,252
Capitol Federal Financial, Inc.	5,522	30,923
HomeTrust Bancshares, Inc.	272	9,324
Northwest Bancshares, Inc.	4,116	49,474
OceanFirst Financial Corp.	6,571	111,773
Pacific Premier Bancorp, Inc.	20,046	427,381
Provident Financial Services, Inc.	4,212	72,320
Southern Missouri Bancorp, Inc.	354	18,415
WaFd, Inc.	3,257	93,085
WSFS Financial Corp.	2,341	121,428
		1,380,419
Semiconductors — 2.0%
ACM Research, Inc., Class A†	3,116	72,728
Alpha & Omega Semiconductor, Ltd.†	779	19,366
Axcelis Technologies, Inc.†	1,303	64,720
CEVA, Inc.†	763	19,540
Cohu, Inc.†	1,505	22,139
Diodes, Inc.†	1,496	64,582
FormFactor, Inc.†	5,468	154,690
Impinj, Inc.†	746	67,662
Kulicke & Soffa Industries, Inc.	1,723	56,825
MACOM Technology Solutions Holdings, Inc.†	5,093	511,235
MaxLinear, Inc.†	3,743	40,649
Penguin Solutions, Inc.†	4,864	84,488
Photronics, Inc.†	2,044	42,433
Qorvo, Inc.†	3,015	218,316
Rambus, Inc.†	5,283	273,527
Richardson Electronics, Ltd.	2,676	29,864
Semtech Corp.†	12,310	423,464
SiTime Corp.†	617	94,321
Ultra Clean Holdings, Inc.†	5,498	117,712
Veeco Instruments, Inc.†	1,870	37,550
Wolfspeed, Inc.†	5,022	15,367
		2,431,178
Software — 4.2%
ACI Worldwide, Inc.†	3,386	185,248
ACV Auctions, Inc., Class A†	9,139	128,769
Adeia, Inc.	3,527	46,627
Agilysys, Inc.†	1,412	102,426
Appian Corp., Class A†	1,958	56,410
BlackLine, Inc.†	3,020	146,228
Box, Inc., Class A†	36,778	1,134,969
Braze, Inc., Class A†	1,464	52,821
Clear Secure, Inc., Class A	3,035	78,637
Clearwater Analytics Holdings, Inc., Class A†	6,765	181,302
CommVault Systems, Inc.†	2,900	457,504
Consensus Cloud Solutions, Inc.†	3,827	88,327
CSG Systems International, Inc.	3,124	188,908
Digi International, Inc.†	1,191	33,146
DigitalOcean Holdings, Inc.†	2,055	68,616
Domo, Inc., Class B†	223	1,730
Donnelley Financial Solutions, Inc.†	2,696	117,842
DoubleVerify Holdings, Inc.†	4,532	60,593
Duolingo, Inc. Class A†	244	75,772
Freshworks, Inc., Class A†	9,068	127,949
GigaCloud Technology, Inc., Class A†	3,546	50,353
Health Catalyst, Inc.†	11,990	54,315
Security Description	Shares or Principal Amount	Value

Software (continued)
IBEX Holdings, Ltd.†	9,149	$ 222,778
IonQ, Inc.†	2,885	63,672
Logility Supply Chain Solutions, Inc.	8,295	118,287
N-able, Inc.†	6,255	44,348
ON24, Inc.†	18,279	95,051
Onestream, Inc.†	562	11,993
PDF Solutions, Inc.†	1,001	19,129
Phreesia, Inc.†	18,387	469,972
Planet Labs PBC†	3,084	10,424
Porch Group, Inc.†	4,185	30,509
Privia Health Group, Inc.†	3,331	74,781
Progress Software Corp.	1,400	72,114
PubMatic, Inc., Class A†	7,076	64,675
Sapiens International Corp. NV	2,078	56,293
Schrodinger, Inc.†	1,789	35,315
Simulations Plus, Inc.	525	12,873
SolarWinds Corp.†	1,773	32,676
SPS Commerce, Inc.†	1,497	198,697
Teradata Corp.†	3,089	69,441
Zeta Global Holdings Corp., Class A†	3,238	43,907
		5,185,427
Telecommunications — 2.9%
A10 Networks, Inc.	3,475	56,781
ADTRAN Holdings, Inc.†	6,659	58,066
AST SpaceMobile, Inc.†	1,336	30,381
Calix, Inc.†	1,905	67,513
Ciena Corp.†	5,317	321,306
Clearfield, Inc.†	3,929	116,770
CommScope Holding Co., Inc.†	6,496	34,494
Credo Technology Group Holding, Ltd.†	1,160	46,586
EchoStar Corp., Class A†	1,034	26,450
Extreme Networks, Inc.†	6,911	91,433
Globalstar, Inc.†	772	16,104
Gogo, Inc.†	5,032	43,376
Harmonic, Inc.†	3,779	36,241
InterDigital, Inc.	1,864	385,382
Iridium Communications, Inc.	24,561	671,007
Lumen Technologies, Inc.†	41,887	164,197
NETGEAR, Inc.†	1,526	37,326
Ooma, Inc.†	5,458	71,445
Shenandoah Telecommunications Co.	1,481	18,616
Spok Holdings, Inc.	1,744	28,671
Telephone & Data Systems, Inc.	3,772	146,127
Viasat, Inc.†	9,520	99,198
Viavi Solutions, Inc.†	94,954	1,062,535
		3,630,005
Textiles — 0.1%
UniFirst Corp.	484	84,216
Transportation — 0.9%
ArcBest Corp.	1,425	100,577
CryoPort, Inc.†	4,302	26,156
Dorian LPG, Ltd.	1,174	26,227
Forward Air Corp.†	645	12,958
Heartland Express, Inc.	1,394	12,853
Hub Group, Inc., Class A	1,961	72,890
International Seaways, Inc.	3,336	110,755
Marten Transport, Ltd.	1,867	25,615
Matson, Inc.	2,007	257,237
Radiant Logistics, Inc.†	4,491	27,620
RXO, Inc.†	4,564	87,172
Safe Bulkers, Inc.	3,815	14,077

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Schneider National, Inc., Class B	1,517	$ 34,664
Scorpio Tankers, Inc.	140	5,261
Teekay Corp., Ltd.	6,050	39,749
Teekay Tankers, Ltd., Class A	2,925	111,940
Werner Enterprises, Inc.	1,997	58,512
World Kinect Corp.	4,039	114,546
		1,138,809
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,142	58,493
Water — 0.7%
American States Water Co.	1,688	132,812
California Water Service Group	1,920	93,043
Consolidated Water Co., Ltd.	4,089	100,140
Middlesex Water Co.	576	36,921
SJW Group	8,585	469,514
		832,430
Total Common Stocks (cost $114,591,751)		121,554,354
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
iShares Core S&P Small-Cap ETF (cost $292,750)	2,500	261,425
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	450
Total Long-Term Investment Securities (cost $114,884,501)		121,816,229
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.28%(2)	1,460,712	$ 1,460,712
U.S. Government — 0.0%
United States Treasury Bills
4.16%, 06/12/2025(3)	$ 45,000	44,623
4.27%, 04/03/2025(3)	15,000	14,996
		59,619
Total Short-Term Investments (cost $1,520,333)		1,520,331
TOTAL INVESTMENTS (cost $116,404,834)(4)	99.4%	123,336,560
Other assets less liabilities	0.6	774,587
NET ASSETS	100.0%	$124,111,147
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of March 31, 2025.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
6	Long	E-Mini Russell 2000 Index	June 2025	$626,742	$608,130	$(18,612)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$4,591,590	$—	$0	$4,591,590
Other Industries	116,962,764	—	—	116,962,764
Unaffiliated Investment Companies	261,425	—	—	261,425
Warrants	450	—	—	450
Short-Term Investments:
U.S. Government	—	59,619	—	59,619
Other Short-Term Investments	1,460,712	—	—	1,460,712
Total Investments at Value	$123,276,941	$59,619	$0	$123,336,560
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,612	$—	$—	$18,612
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Aerospace/Defense — 0.8%
Boeing Co.†	8,873	$ 1,513,290
Applications Software — 0.2%
Stripe, Inc., Class B†(1)(2)	10,760	381,980
Auto Manufacturers — 1.8%
Ferrari NV	3,053	1,306,317
Tesla, Inc.†	7,274	1,885,130
		3,191,447
Biotechnology — 0.9%
Argenx SE ADR†	2,691	1,592,709
Chemicals — 0.7%
Linde PLC	2,847	1,325,677
Computer Graphics — 0.2%
Canva, Inc.†(1)(2)	215	406,950
Computers — 12.0%
Apple, Inc.	96,940	21,533,282
Crowdstrike Holdings, Inc., Class A†	900	317,322
		21,850,604
Diversified Financial Services — 6.4%
Charles Schwab Corp.	19,839	1,552,997
Mastercard, Inc., Class A	7,909	4,335,081
Visa, Inc., Class A	16,192	5,674,648
		11,562,726
Electronics — 1.4%
Amphenol Corp., Class A	20,882	1,369,651
Keysight Technologies, Inc.†	3,778	565,831
Sartorius AG (Preference Shares)	2,719	628,906
		2,564,388
Entertainment Software — 0.6%
Epic Games, Inc.†(1)(2)	1,787	1,037,130
Healthcare-Products — 4.4%
Danaher Corp.	9,924	2,034,420
IDEXX Laboratories, Inc.†	601	252,390
Intuitive Surgical, Inc.†	5,819	2,881,976
Natera, Inc.†	5,450	770,684
Stryker Corp.	2,660	990,185
Thermo Fisher Scientific, Inc.	1,956	973,306
		7,902,961
Healthcare-Services — 1.9%
Cigna Group	4,583	1,507,807
UnitedHealth Group, Inc.	3,836	2,009,105
		3,516,912
Internet — 24.7%
Alphabet, Inc., Class A	65,930	10,195,415
Amazon.com, Inc.†	79,129	15,055,084
Booking Holdings, Inc.	243	1,119,479
Coupang, Inc.†	48,547	1,064,636
MercadoLibre, Inc.†	408	795,955
Meta Platforms, Inc., Class A	15,349	8,846,550
Netflix, Inc.†	4,659	4,344,657
Pinterest, Inc., Class A†	19,823	614,513
Shopify, Inc., Class A†	16,595	1,582,914
Spotify Technology SA†	2,344	1,289,270
		44,908,473
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.4%
Rockwell Automation, Inc.	3,155	$ 815,189
Miscellaneous Manufacturing — 1.0%
Teledyne Technologies, Inc.†	3,505	1,744,474
Pharmaceuticals — 3.2%
Eli Lilly & Co.	7,141	5,897,823
Retail — 2.9%
Carvana Co.†	1,089	227,688
Chipotle Mexican Grill, Inc.†	39,859	2,001,320
Floor & Decor Holdings, Inc., Class A†	5,306	426,974
Lululemon Athletica, Inc.†	5,228	1,479,838
Starbucks Corp.	11,477	1,125,779
		5,261,599
Semiconductors — 12.4%
ASML Holding NV	1,482	982,018
Broadcom, Inc.	16,670	2,791,058
NVIDIA Corp.	160,113	17,353,047
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,254	1,370,164
		22,496,287
Software — 20.7%
AppLovin Corp., Class A†	5,348	1,417,060
Atlassian Corp., Class A†	3,812	808,944
Duolingo, Inc. Class A†	1,701	528,228
Dynatrace, Inc.†	13,271	625,728
Fiserv, Inc.†	8,632	1,906,205
HubSpot, Inc.†	2,531	1,445,935
Intuit, Inc.	4,088	2,509,991
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	52,952	19,877,651
Roper Technologies, Inc.	3,534	2,083,576
Samsara, Inc., Class A†	8,100	310,473
ServiceNow, Inc.†	3,858	3,071,508
Snowflake, Inc., Class A†	10,455	1,528,103
Synopsys, Inc.†	3,286	1,409,201
		37,523,653
Total Common Stocks (cost $135,050,057)		175,494,272
CONVERTIBLE PREFERRED STOCKS — 1.4%
Automotive - Cars & Lt. Trucks — 0.3%
GM Cruise Holdings LLC Class F †(1)(2)	33,800	33,800
GM Cruise Holdings LLC Series G†(1)(2)	17,766	17,766
Waymo LLC Series A-2†(1)(2)	4,915	420,110
		471,676
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	25	47,320
Canva, Inc. Series A-3†(1)(2)	5	9,464
		56,784
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	157,635
E-Commerce/Services — 0.2%
Rappi, Inc., Series E†(1)(2)	9,191	315,758

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	$ 172,719
Industrial Automation/Robotics — 0.4%
Nuro, Inc., Series C†(1)(2)	47,284	610,436
Nuro, Inc., Series D†(1)(2)	10,245	134,312
		744,748
Recycling — 0.3%
Redwood Materials, Inc. Series C†(1)(2)	9,878	585,469
Software — 0.0%
Celonis Series D†(1)(2)	187	37,753
Total Convertible Preferred Stocks (cost $4,346,119)		2,542,542
Total Long-Term Investment Securities (cost $139,396,176)		178,036,814
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (3)	518,041	518,041
T. Rowe Price Government Reserve Fund 4.39%(3)	2,089,952	2,089,952
Total Short-Term Investments (cost $2,607,993)		2,607,993
TOTAL INVESTMENTS (cost $142,004,169)(4)	99.5%	180,644,807
Other assets less liabilities	0.5	973,701
NET ASSETS	100.0%	$181,618,508
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,021
	12/22/2021	90	153,375
		215	366,396	$406,950	$1,892.79	0.2%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Epic Games, Inc.
	06/18/2020	1,331	$766,240
	03/29/2021	456	403,874
		1,787	1,170,114	$1,037,130	$580.38	0.6%
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	1,050	0.48	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	381,980	35.50	0.2
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	47,320	1,892.79	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	9,464	1,892.79	0.0
Celonis Series D	10/04/2022	187	69,150	37,753	201.89	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	157,635	58.34	0.1
GM Cruise Holdings LLC Class F	05/07/2019	33,800	616,850	33,800	1.00	0.0
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	17,766	1.00	0.0
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	610,436	12.91	0.3
Nuro, Inc., Series D	10/29/2021	10,245	213,564	134,312	13.11	0.1
Rappi, Inc., Series E
	09/08/2020	3,782	225,961
	09/24/2020	5,409	323,167
		9,191	549,128	315,758	34.36	0.2
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	585,469	59.27	0.3
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	172,719	19.55	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	420,110	85.48	0.3
				$4,369,652		2.4%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of March 31, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$381,980	$381,980
Computer Graphics	—	—	406,950	406,950
Electronics	1,935,482	628,906	—	2,564,388
Entertainment Software	—	—	1,037,130	1,037,130
Software	37,522,603	—	1,050	37,523,653
Other Industries	133,580,171	—	—	133,580,171
Convertible Preferred Stocks	—	—	2,542,542	2,542,542
Short-Term Investments	2,607,993	—	—	2,607,993
Total Investments at Value	$175,646,249	$628,906	$4,369,652	$180,644,807
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
Balance as of March 31, 2024	$1,590,452	$2,101,921	$509,871
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	279,838	807,966	—
Change in unrealized depreciation(1)	(43,180)	(367,345)	(4,348)
Net purchases	—	—	—
Net sales	—	—	(505,523)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2025	$1,827,110	$2,542,542	$—
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2025 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts
$236,658	$440,621	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2025.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — March 31, 2025 — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average) #
Common Stocks	$381,980	Market Approach	Transaction Price*	$35.50
	$406,950	Market Approach	Projected Gross Profit Multiple*	21.30x
			Projected Revenue Multiple*	17.00x
			Discount for Lack of Marketability	10.00%
	$1,037,130	Market Approach	CFY Revenue Multiple*	4.25x
			Projected Gross Profit Multiple*	7.80x
			Projected Revenue Multiple*	5.60x
			Discount for Lack of Marketability	10.00%
	$1,050	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$51,566	Market Approach	Pending Transaction Price*	$1.00
	$172,719	Market Approach	Series G Capital Raise Price*	$16.41684
			Series F Anti-Dilution Rights*	1.1911 to 1
	$744,748	Market Approach	Series E Offer Price*	$12.91
			Series C Anti-Dilution Rights*	1.00048 to 1
			Series D Anti-Dilution Rights*	1.01612 to 1
	$56,784	Market Approach	Projected Gross Profit Multiple*	21.30x
			Projected Revenue Multiple*	17.00x
			Discount for Lack of Marketability	10.00%
	$420,110	Market Approach	C-2 Capital Raise Price*	$78.2013
			Series A-2 Anti-Dilution Rights*	1.0268 to 1
			Projected Revenue Multiple*	2.03x
			Projected EBITDA Multiple*	10.40x
			Volatility*	65.00%
			Term (years)	4.00
	$585,469	Market Approach	Secondary Market Transactions*	$50.00-$63.16 ($57.02)
			Projected Revenue Multiple*	0.60x
			Projected EBITDA Multiple*	7.50x
	$37,753	Market Approach	Secondary Market Transaction*	$221.00
			Projected Revenue Multiple*	10.90x
			Projected Gross Profit Multiple*	13.45x
			Discount for Lack of Marketability	10.0%
	$157,635	Market Approach	Projected Sales Multiple*	8.23x
			Projected Gross Profit Multiple*	9.23x
			Discount for Lack of Marketability	10.0%
	$315,758	Market Approach	CFY Gross Profit Multiple*	9.25x
			Projected EBITDA Multiple*	16.05x
			Projected Gross Merchandise Volume Multiple*	0.75x
			Projected Gross Profit Multiple*	7.30x
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average is a dollar value weighted average of proposed secondary market transactions.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025

	SA Allocation Aggressive Portfolio(1)	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio(2)	SA American Century Inflation Managed Portfolio(3)
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—	$542,179,589
Investments at value (affiliated)*	458,321,163	229,207,188	261,581,081	465,122,413	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	2
Foreign cash*	—	—	—	—	2
Cash collateral on futures contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	2,499,260
Receivable for:
Fund shares sold	875,558	—	167,917	71,139	190,417
Dividends and interest	—	—	—	—	2,239,521
Investments sold	—	430,769	—	276,614	1,089
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	3,952	1,979	2,256	4,011	27,500
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	459,200,673	229,639,936	261,751,254	465,474,177	547,137,380
LIABILITIES:
Payable for:
Fund shares redeemed	21,588	430,768	52,640	347,753	13,730,080
Investments purchased	853,971	—	115,277	—	385,117
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	39,559	19,790	22,542	40,091	273,305
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	98,662	49,466	56,324	100,163	74,175
Transfer agent fees and expenses	176	176	176	176	402
Trustees' fees and expenses	6,732	3,505	4,073	7,032	8,093
Other accrued expenses	83,071	68,239	70,442	83,614	164,093
Accrued foreign tax on capital gains	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	2,259,625
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Total liabilities	1,103,759	571,944	321,474	578,829	16,894,890
Commitments and contingent liabilities (Note 5)
Net assets	$458,096,914	$229,067,992	$261,429,780	$464,895,348	$530,242,490
* Cost
Investments (unaffiliated)	$—	$—	$—	$—	$579,988,454
Investments (affiliated)	$451,554,892	$235,304,104	$264,120,039	$461,232,925	$—
Foreign cash	$—	$—	$—	$—	$2
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Allocation Aggressive Portfolio(1)	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio(2)	SA American Century Inflation Managed Portfolio(3)
NET ASSETS REPRESENTED BY:
Paid in capital	$434,328,112	$234,166,425	$257,044,065	$442,583,059	$608,771,848
Total accumulated earnings (loss)	23,768,802	(5,098,433)	4,385,715	22,312,289	(78,529,358)
Net assets	$458,096,914	$229,067,992	$261,429,780	$464,895,348	$530,242,490
Class 1 (unlimited shares authorized):
Net assets	$1,088,208	$40,448	$151,640	$296,880	$191,106,093
Shares of beneficial interest issued and outstanding	72,309	4,275	15,083	29,134	21,637,128
Net asset value, offering and redemption price per share	$15.05	$9.46	$10.05	$10.19	$8.83
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$457,008,706	$229,027,544	$261,278,140	$464,598,468	$339,136,397
Shares of beneficial interest issued and outstanding	30,605,139	24,192,195	26,092,850	45,771,423	38,858,838
Net asset value, offering and redemption price per share	$14.93	$9.47	$10.01	$10.15	$8.73

(1)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Growth Portfolio.
(2)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Moderate Growth Portfolio.
(3)	Prior to April 28, 2025, the Portfolio was known as SA American Century Inflation Protection Portfolio.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio(4)	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio
ASSETS:
Investments at value (unaffiliated)*	$254,958,113	$194,864,319	$753,710,213	$34,540,544	$25,287,428
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,254,625	3,000,000	6,675,000	1,430,000	2,840,000
Cash	3	1,855	670,333	874,925	192,630
Foreign cash*	—	104,443	830,136	4,817	109,372
Cash collateral on futures contracts	—	—	—	26,000	—
Receivable for variation margin on futures contracts	—	15,017	44,170	2,661	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	213,131	796,951	731,795	23,994	—
Dividends and interest	131,106	656,836	4,794,759	80,888	153,203
Investments sold	888,071	461,935	17,412,247	2,084,526	5,482,601
Receipts on swap contracts	—	—	104,225	1,782	6,465
Prepaid expenses and other assets	7,649	—	—	199	—
Due from investment adviser for expense reimbursements/fee waivers	72,392	30,977	—	79,814	68,509
Unrealized appreciation on forward foreign currency contracts	—	51,338	50,237	1,445	5,968
Unrealized appreciation on over-the-counter swap contracts	—	6,768	—	—	—
Total assets	260,525,090	199,990,439	785,023,115	39,151,595	34,146,176
LIABILITIES:
Payable for:
Fund shares redeemed	137,394	30,744	242,182	2,717	1,805
Investments purchased	—	115,228	142,372,195	3,250,404	7,437,531
Payments on swap contracts	—	294	77,498	859	5,235
Investment advisory and management fees	220,208	146,279	353,541	27,806	17,580
Service fees—Class 2	1,446	4,399	1,546	1,820	1,805
Service fees—Class 3	1,506	33,379	1,251	2,968	2,005
Transfer agent fees and expenses	276	527	318	100	100
Trustees' fees and expenses	4,442	2,989	10,052	540	400
Other accrued expenses	102,420	230,894	282,245	204,622	187,189
Accrued foreign tax on capital gains	—	44,653	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	4,776
Payable for variation margin on centrally cleared swap contracts	—	—	104,639	3,030	6,895
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	32,985	34,800	1,647	5,272
Total liabilities	467,692	642,371	143,480,267	3,496,513	7,670,593
Commitments and contingent liabilities (Note 5)
Net assets	$260,057,398	$199,348,068	$641,542,848	$35,655,082	$26,475,583
* Cost
Investments (unaffiliated)	$207,540,526	$164,699,111	$792,895,735	$31,400,324	$25,510,060
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$104,458	$830,727	$4,852	$109,217
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio(4)	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$161,357,738	$141,766,181	$745,984,185	$36,524,143	$30,885,026
Total accumulated earnings (loss)	98,699,660	57,581,887	(104,441,337)	(869,061)	(4,409,443)
Net assets	$260,057,398	$199,348,068	$641,542,848	$35,655,082	$26,475,583
Class 1 (unlimited shares authorized):
Net assets	$241,749,658	$10,601,705	$623,623,733	$8,271,088	$3,228,212
Shares of beneficial interest issued and outstanding	12,567,543	760,452	61,597,112	710,437	353,228
Net asset value, offering and redemption price per share	$19.24	$13.94	$10.12	$11.64	$9.14
Class 2 (unlimited shares authorized):
Net assets	$11,237,244	$33,584,000	$12,085,357	$13,819,439	$13,957,384
Shares of beneficial interest issued and outstanding	581,764	2,406,346	1,193,362	1,198,177	1,527,818
Net asset value, offering and redemption price per share	$19.32	$13.96	$10.13	$11.53	$9.14
Class 3 (unlimited shares authorized):
Net assets	$7,070,496	$155,162,363	$5,833,758	$13,564,555	$9,289,987
Shares of beneficial interest issued and outstanding	365,629	11,197,357	578,617	1,187,364	1,016,497
Net asset value, offering and redemption price per share	$19.34	$13.86	$10.08	$11.42	$9.14

(4)	Prior to April 28, 2025, the Portfolio was known as SA Putnam Asset Allocation Diversified Growth Portfolio.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$32,955,423	$244,035,976	$242,990,570	$298,651,062	$147,185,596
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,535,000	293,231	150,546	1,331,994	1,073,945
Cash	485,204	670,127	1,695,316	2,848,369	1,544
Foreign cash*	3,143	405,962	15,230	15,130	1
Cash collateral on futures contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	6,360	—	1,559	1,539	536
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	—	224,320	333,166	224,685	200,991
Dividends and interest	170,495	2,387,430	28,329	585,909	35,291
Investments sold	6,565,422	522,564	265,373	239,535	125,977
Receipts on swap contracts	5,453	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	30
Due from investment adviser for expense reimbursements/fee waivers	67,902	8,635	15,611	—	—
Unrealized appreciation on forward foreign currency contracts	6,646	—	—	12,642	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	43,801,048	248,548,245	245,495,700	303,910,865	148,623,911
LIABILITIES:
Payable for:
Fund shares redeemed	43,141	446,175	28,138	210,010	22,283
Investments purchased	7,672,493	685,599	30,615	1,328,018	107,857
Payments on swap contracts	4,405	—	—	—	—
Investment advisory and management fees	25,483	204,818	176,842	206,382	110,134
Service fees—Class 2	2,435	1,641	3,687	2,531	2,527
Service fees—Class 3	2,819	1,986	3,409	1,922	2,382
Transfer agent fees and expenses	100	351	301	276	376
Trustees' fees and expenses	544	4,171	4,362	5,967	2,244
Other accrued expenses	187,747	233,980	128,769	157,101	122,285
Accrued foreign tax on capital gains	—	20,819	—	—	—
Payable for variation margin on futures contracts	—	13,623	—	—	—
Payable for variation margin on centrally cleared swap contracts	6,331	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	210,000	—	—
Unrealized depreciation on forward foreign currency contracts	5,829	—	—	216	—
Total liabilities	7,951,327	1,613,163	586,123	1,912,423	370,088
Commitments and contingent liabilities (Note 5)
Net assets	$35,849,721	$246,935,082	$244,909,577	$301,998,442	$148,253,823
* Cost
Investments (unaffiliated)	$31,658,207	$191,889,860	$185,384,218	$279,297,975	$128,211,282
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$3,146	$406,306	$15,207	$15,184	$1
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$40,725,498	$179,049,051	$97,780,951	$232,237,640	$111,001,264
Total accumulated earnings (loss)	(4,875,777)	67,886,031	147,128,626	69,760,802	37,252,559
Net assets	$35,849,721	$246,935,082	$244,909,577	$301,998,442	$148,253,823
Class 1 (unlimited shares authorized):
Net assets	$4,526,017	$225,647,078	$201,676,856	$273,354,967	$117,916,627
Shares of beneficial interest issued and outstanding	513,922	25,044,306	15,720,020	22,466,960	8,480,310
Net asset value, offering and redemption price per share	$8.81	$9.01	$12.83	$12.17	$13.90
Class 2 (unlimited shares authorized):
Net assets	$18,596,490	$12,433,782	$27,739,098	$19,723,276	$19,349,041
Shares of beneficial interest issued and outstanding	2,112,782	1,374,375	2,304,060	1,623,548	1,602,720
Net asset value, offering and redemption price per share	$8.80	$9.05	$12.04	$12.15	$12.07
Class 3 (unlimited shares authorized):
Net assets	$12,727,214	$8,854,222	$15,493,623	$8,920,199	$10,988,155
Shares of beneficial interest issued and outstanding	1,444,725	982,309	1,330,992	733,376	995,114
Net asset value, offering and redemption price per share	$8.81	$9.01	$11.64	$12.16	$11.04
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA T. Rowe Price Growth Stock Portfolio
ASSETS:
Investments at value (unaffiliated)*	$178,093,714	$52,546,371	$123,336,560	$180,644,807
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	178,221	3,680,000	—	—
Cash	72,482	1,055,164	372,519	—
Foreign cash*	58,440	111,444	—	—
Cash collateral on futures contracts	—	42,000	139,000	—
Receivable for variation margin on futures contracts	519	6,979	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—
Receivable for:
Fund shares sold	141,672	15,560	275,532	174,058
Dividends and interest	273,930	168,940	125,753	29,910
Investments sold	479,877	5,134,579	224,917	1,468,791
Receipts on swap contracts	—	6,054	—	—
Prepaid expenses and other assets	—	184	512	—
Due from investment adviser for expense reimbursements/fee waivers	—	79,027	—	7,982
Unrealized appreciation on forward foreign currency contracts	—	5,002	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—
Total assets	179,298,855	62,851,304	124,474,793	182,325,548
LIABILITIES:
Payable for:
Fund shares redeemed	36,850	19,851	25,396	38,896
Investments purchased	219,435	7,872,187	103,426	364,745
Payments on swap contracts	—	4,883	—	—
Investment advisory and management fees	130,515	40,673	92,145	135,689
Service fees—Class 2	2,308	3,542	1,442	3,471
Service fees—Class 3	2,080	4,868	1,590	4,790
Transfer agent fees and expenses	377	100	276	577
Trustees' fees and expenses	2,929	846	2,289	3,309
Other accrued expenses	139,600	213,953	134,006	155,563
Accrued foreign tax on capital gains	—	—	—	—
Payable for variation margin on futures contracts	—	—	3,076	—
Payable for variation margin on centrally cleared swap contracts	—	6,277	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	4,974	—	—
Total liabilities	534,094	8,172,154	363,646	707,040
Commitments and contingent liabilities (Note 5)
Net assets	$178,764,761	$54,679,150	$124,111,147	$181,618,508
* Cost
Investments (unaffiliated)	$153,930,507	$48,947,055	$116,404,834	$142,004,169
Investments (affiliated)	$—	$—	$—	$—
Foreign cash	$57,842	$112,194	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2025 — (continued)

	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA T. Rowe Price Growth Stock Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$126,983,305	$58,336,657	$103,254,166	$77,632,020
Total accumulated earnings (loss)	51,781,456	(3,657,507)	20,856,981	103,986,488
Net assets	$178,764,761	$54,679,150	$124,111,147	$181,618,508
Class 1 (unlimited shares authorized):
Net assets	$151,180,616	$5,473,546	$105,660,533	$132,666,760
Shares of beneficial interest issued and outstanding	9,239,740	552,458	10,097,524	7,096,627
Net asset value, offering and redemption price per share	$16.36	$9.91	$10.46	$18.69
Class 2 (unlimited shares authorized):
Net assets	$17,883,941	$26,907,697	$11,086,820	$26,791,856
Shares of beneficial interest issued and outstanding	1,097,780	2,728,154	1,114,448	1,588,920
Net asset value, offering and redemption price per share	$16.29	$9.86	$9.95	$16.86
Class 3 (unlimited shares authorized):
Net assets	$9,700,204	$22,297,907	$7,363,794	$22,159,892
Shares of beneficial interest issued and outstanding	596,752	2,268,630	765,784	1,406,909
Net asset value, offering and redemption price per share	$16.26	$9.83	$9.62	$15.75
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2025

	SA Allocation Aggressive Portfolio(1)	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio(2)	SA American Century Inflation Managed Portfolio(3)
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$1,527,019
Dividends (affiliated)	7,902,269	6,367,663	6,171,152	9,882,065	—
Interest (unaffiliated)	—	—	—	—	21,975,753
Total investment income*	7,902,269	6,367,663	6,171,152	9,882,065	23,502,772
EXPENSES:
Investment advisory and management fees	468,493	241,008	278,084	485,923	3,267,247
Service Fees:
Class 2	—	—	—	—	—
Class 3	1,168,406	602,419	694,832	1,214,062	894,886
Transfer agent fees and expenses	1,054	1,041	1,054	1,054	2,409
Custodian and accounting fees	12,000	12,000	12,000	12,000	74,367
Reports to shareholders	28,789	17,626	19,083	30,849	40,747
Audit and tax fees	33,664	33,664	33,664	33,664	64,164
Legal fees	16,220	11,478	12,003	16,205	24,513
Trustees' fees and expenses	14,584	7,487	8,687	15,071	16,583
Interest expense	—	—	—	—	17,037
License fee	—	—	—	—	1,611
Other expenses	35,299	32,650	32,990	35,214	51,676
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,778,509	959,373	1,092,397	1,844,042	4,455,240
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(46,849)	(24,101)	(27,809)	(48,592)	(329,154)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,731,660	935,272	1,064,588	1,795,450	4,126,086
Net investment income (loss)	6,170,609	5,432,391	5,106,564	8,086,615	19,376,686
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—	(11,214,271)
Investments (affiliated)	(1,570,929)	(3,475,499)	(1,367,053)	(259,470)	—
Futures contracts	—	—	—	—	(297,131)
Forward contracts	—	—	—	—	622,398
Swap contracts	—	—	—	—	(465,408)
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(9,514)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	18,965,162	5,311,241	8,403,224	16,331,529	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	17,394,233	1,835,742	7,036,171	16,072,059	(11,363,926)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—	19,624,335
Investments (affiliated)	(1,215,916)	4,068,396	1,358,570	(173,528)	—
Futures contracts	—	—	—	—	9,413
Forward contracts	—	—	—	—	(128,157)
Swap contracts	—	—	—	—	3,228,149
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	335
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,215,916)	4,068,396	1,358,570	(173,528)	22,734,075
Net realized and unrealized gain (loss) on investments and foreign currencies	16,178,317	5,904,138	8,394,741	15,898,531	11,370,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,348,926	$11,336,529	$13,501,305	$23,985,146	$30,746,835
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

(1)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Growth Portfolio.
(2)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Moderate Growth Portfolio.
(3)	Prior to April 28, 2025, the Portfolio was known as SA American Century Inflation Protection Portfolio.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2025 — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio(4)	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,022,478	$2,712,088	$107,817	$144,842	$12,608
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	85,804	2,332,290	27,342,779	443,480	1,016,850
Total investment income*	7,108,282	5,044,378	27,450,596	588,322	1,029,458
EXPENSES:
Investment advisory and management fees	2,937,367	1,774,669	4,293,641	337,955	210,738
Service Fees:
Class 2	17,943	53,738	18,916	22,201	21,823
Class 3	18,157	404,922	15,303	36,474	23,918
Transfer agent fees and expenses	1,656	3,161	1,936	602	564
Custodian and accounting fees	38,061	197,071	256,572	112,140	81,653
Reports to shareholders	18,326	15,936	31,843	12,922	10,340
Audit and tax fees	44,330	78,542	69,452	84,137	81,738
Legal fees	13,221	33,099	22,363	82,321	81,627
Trustees' fees and expenses	9,566	6,550	20,735	1,222	903
Interest expense	—	1,797	34,559	2,544	1,574
License fee	—	51,241	1,611	35,215	34,941
Other expenses	47,363	72,587	60,537	66,224	57,567
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,145,990	2,693,313	4,827,468	793,957	607,386
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(953,908)	(339,404)	—	(326,441)	(250,803)
Fees paid indirectly (Note 2)	(23,355)	(19)	—	(1,124)	—
Net expenses	2,168,727	2,353,890	4,827,468	466,392	356,583
Net investment income (loss)	4,939,555	2,690,488	22,623,128	121,930	672,875
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	47,934,112	28,330,444	(9,625,693)	5,390,201	457,402
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(277,163)	(347,378)	(53,982)	(93,103)
Forward contracts	—	(168,189)	397,712	6,000	30,079
Swap contracts	—	6,974	38,616	5,669	(7,692)
Written option contracts	—	92,441	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(10,401)	12,792	885	4,882
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	47,934,112	27,974,106	(9,523,951)	5,348,773	391,568
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(34,099,151)	(16,126,870)	17,958,276	(2,411,405)	581,449
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(36,231)	(569,117)	(10,367)	1,607
Forward contracts	—	69,599	(114,655)	(1,307)	(7,937)
Swap contracts	—	7,035	(29,483)	(8,109)	(3,067)
Written option contracts	—	(68,496)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,234	997	(14)	(86)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	10,129	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(34,099,151)	(16,143,600)	17,246,018	(2,431,202)	571,966
Net realized and unrealized gain (loss) on investments and foreign currencies	13,834,961	11,830,506	7,722,067	2,917,571	963,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,774,516	$14,520,994	$30,345,195	$3,039,501	$1,636,409
* Net of foreign withholding taxes on interest and dividends of	$49,128	$124,772	$4,606	$1,008	$175
** Net of foreign withholding taxes on capital gains of	$—	$43,308	$—	$—	$—

(4)	Prior to April 28, 2025, the Portfolio was known as SA Putnam Asset Allocation Diversified Growth Portfolio.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2025 — (continued)

	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$33,414	$7,538,053	$1,585,299	$9,210,894	$793,632
Dividends (affiliated)	—	—	—	5,447	—
Interest (unaffiliated)	1,143,823	35,128	61,132	103,567	30,242
Total investment income*	1,177,237	7,573,181	1,646,431	9,319,908	823,874
EXPENSES:
Investment advisory and management fees	304,984	2,594,857	2,500,826	3,133,587	1,384,803
Service Fees:
Class 2	29,213	19,413	44,056	30,489	31,224
Class 3	33,783	22,912	41,028	23,059	30,435
Transfer agent fees and expenses	602	2,108	1,807	1,656	2,258
Custodian and accounting fees	82,585	167,836	56,070	104,526	43,279
Reports to shareholders	12,286	19,363	17,367	16,793	12,546
Audit and tax fees	81,738	65,022	51,455	50,850	51,457
Legal fees	82,301	17,373	19,832	14,521	11,262
Trustees' fees and expenses	1,217	8,937	9,436	12,595	4,928
Interest expense	1,915	2,223	6,721	5,438	—
License fee	35,218	—	—	—	29,751
Other expenses	55,439	89,855	56,423	60,603	62,733
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	721,281	3,009,899	2,805,021	3,454,117	1,664,676
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(231,133)	(109,795)	(228,424)	—	—
Fees paid indirectly (Note 2)	—	—	—	(580)	(644)
Net expenses	490,148	2,900,104	2,576,597	3,453,537	1,664,032
Net investment income (loss)	687,089	4,673,077	(930,166)	5,866,371	(840,158)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	2,162,764	17,132,863	95,062,159	50,850,244	21,538,928
Investments (affiliated)	—	—	—	69,395	—
Futures contracts	(138,135)	56,467	(6,826)	(5,108)	(9,780)
Forward contracts	23,345	—	—	26,037	—
Swap contracts	6,686	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	399	(13,390)	953	(621)	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	(127,518)	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	128,182	—	—
Net realized gain (loss) on investments and foreign currencies	2,055,059	17,175,940	95,056,950	50,939,947	21,529,148
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	244,734	(9,249,274)	(52,270,359)	(35,391,911)	(15,419,647)
Investments (affiliated)	—	—	—	(56,557)	—
Futures contracts	(5,262)	(53,153)	(16,116)	(22,222)	(16,167)
Forward contracts	(6,929)	—	—	(29,967)	—
Swap contracts	(16,993)	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	59	22,469	106	474	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(12,547)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	215,609	(9,292,505)	(52,286,369)	(35,500,183)	(15,435,814)
Net realized and unrealized gain (loss) on investments and foreign currencies	2,270,668	7,883,435	42,770,581	15,439,764	6,093,334
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,957,757	$12,556,512	$41,840,415	$21,306,135	$5,253,176
* Net of foreign withholding taxes on interest and dividends of	$466	$864,464	$5,428	$127,233	$713
** Net of foreign withholding taxes on capital gains of	$—	$3,967	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended March 31, 2025 — (continued)

	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA T. Rowe Price Growth Stock Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,797,576	$180,119	$1,850,883	$1,012,430
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	83,666	1,091,573	24,952	11,879
Total investment income*	3,881,242	1,271,692	1,875,835	1,024,309
EXPENSES:
Investment advisory and management fees	1,691,854	499,715	1,305,821	1,927,479
Service Fees:
Class 2	28,740	44,379	18,327	43,075
Class 3	25,998	58,298	20,499	58,400
Transfer agent fees and expenses	2,258	602	1,656	3,463
Custodian and accounting fees	72,369	122,780	81,466	39,512
Reports to shareholders	14,669	13,883	11,337	12,992
Audit and tax fees	52,057	84,136	52,608	65,195
Legal fees	12,086	82,470	10,333	77,133
Trustees' fees and expenses	6,407	1,871	5,013	7,032
Interest expense	189	1,602	290	—
License fee	29,751	35,817	—	—
Other expenses	61,725	67,779	60,443	50,956
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,998,103	1,013,332	1,567,793	2,285,237
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(297,623)	—	(113,444)
Fees paid indirectly (Note 2)	—	(1,480)	(6,884)	—
Net expenses	1,998,103	714,229	1,560,909	2,171,793
Net investment income (loss)	1,883,139	557,463	314,926	(1,147,484)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	28,007,443	6,353,122	15,863,379	66,313,287
Investments (affiliated)	—	—	—	—
Futures contracts	(9,780)	(121,654)	(82,868)	—
Forward contracts	—	28,133	—	—
Swap contracts	—	6,113	—	—
Written option contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,689)	6,378	(1)	335
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	27,995,974	6,272,092	15,780,510	66,313,622
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(26,266,190)	(2,844,403)	(21,328,526)	(52,420,353)
Investments (affiliated)	—	—	—	—
Futures contracts	(16,167)	(14,551)	(40,985)	—
Forward contracts	—	(7,654)	—	—
Swap contracts	—	(13,521)	—	—
Written option contracts	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	657	(435)	—	109
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(26,281,700)	(2,880,564)	(21,369,511)	(52,420,244)
Net realized and unrealized gain (loss) on investments and foreign currencies	1,714,274	3,391,528	(5,589,001)	13,893,378
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,597,413	$3,948,991	$(5,274,075)	$12,745,894
* Net of foreign withholding taxes on interest and dividends of	$12,619	$1,236	$7,182	$11,161
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA Allocation Aggressive(1)		SA Allocation Balanced		SA Allocation Moderate
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,170,609	$5,391,115	$5,432,391	$4,316,361	$5,106,564	$4,414,171
Net realized gain (loss) on investments and foreign currencies	17,394,233	6,884,457	1,835,742	(2,163,931)	7,036,171	1,889,311
Net unrealized gain (loss) on investments and foreign currencies	(1,215,916)	60,300,307	4,068,396	21,251,581	1,358,570	28,916,264
Net increase (decrease) in net assets resulting from operations	22,348,926	72,575,879	11,336,529	23,404,011	13,501,305	35,219,746
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(36,958)	(116,695)	(826)	(2,783)	(4,245)	(18,690)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(14,378,063)	(44,701,684)	(4,355,371)	(17,458,225)	(6,996,441)	(24,968,815)
Total distributions to shareholders	(14,415,021)	(44,818,379)	(4,356,197)	(17,461,008)	(7,000,686)	(24,987,505)
CAPITAL SHARE TRANSACTIONS (Note 7)	(7,010,104)	33,448,002	(20,358,962)	(1,376,902)	(27,087,361)	(1,483,253)
TOTAL INCREASE (DECREASE) IN NET ASSETS	923,801	61,205,502	(13,378,630)	4,566,101	(20,586,742)	8,748,988
NET ASSETS:
Beginning of period	457,173,113	395,967,611	242,446,622	237,880,521	282,016,522	273,267,534
End of period	$458,096,914	$457,173,113	$229,067,992	$242,446,622	$261,429,780	$282,016,522

(1)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Growth Portfolio.
	SA Allocation Moderately Aggressive (2)		SA American Century Inflation Managed(3)		SA Columbia Focused Value
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,086,615	$6,968,536	$19,376,686	$19,338,998	$4,939,555	$5,623,376
Net realized gain (loss) on investments and foreign currencies	16,072,059	7,497,485	(11,363,926)	(20,663,087)	47,934,112	29,766,300
Net unrealized gain (loss) on investments and foreign currencies	(173,528)	54,143,836	22,734,075	(1,435,382)	(34,099,151)	10,184,654
Net increase (decrease) in net assets resulting from operations	23,985,146	68,609,857	30,746,835	(2,759,471)	18,774,516	45,574,330
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,159)	(34,024)	(6,873,011)	(10,747,134)	(33,224,742)	(21,894,659)
Distributable earnings — Class 2	—	—	—	—	(1,527,426)	(868,335)
Distributable earnings — Class 3	(15,200,677)	(46,795,717)	(12,310,286)	(17,474,878)	(925,450)	(507,235)
Total distributions to shareholders	(15,210,836)	(46,829,741)	(19,183,297)	(28,222,012)	(35,677,618)	(23,270,229)
CAPITAL SHARE TRANSACTIONS (Note 7)	(36,598,752)	5,013,240	(48,406,866)	(39,883,904)	(54,799,548)	(25,704,867)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,824,442)	26,793,356	(36,843,328)	(70,865,387)	(71,702,650)	(3,400,766)
NET ASSETS:
Beginning of period	492,719,790	465,926,434	567,085,818	637,951,205	331,760,048	335,160,814
End of period	$464,895,348	$492,719,790	$530,242,490	$567,085,818	$260,057,398	$331,760,048

(2)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Moderate Growth Portfolio.
(3)	Prior to April 28, 2025, the Portfolio was known as SA American Century Inflation Protection Portfolio.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Allocation Moderately Aggressive(4)		SA Multi-Managed Diversified Fixed Income		SA Multi-Managed Growth
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,690,488	$2,471,425	$22,623,128	$24,089,373	$121,930	$91,115
Net realized gain (loss) on investments and foreign currencies	27,974,106	4,488,222	(9,523,951)	(22,455,748)	5,348,773	(1,237,652)
Net unrealized gain (loss) on investments and foreign currencies	(16,143,600)	34,331,346	17,246,018	13,621,913	(2,431,202)	8,210,335
Net increase (decrease) in net assets resulting from operations	14,520,994	41,290,993	30,345,195	15,255,538	3,039,501	7,063,798
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(162,692)	(186,360)	(23,502,925)	(16,691,002)	(19,614)	—
Distributable earnings — Class 2	(479,448)	(540,796)	(434,729)	(297,004)	(12,890)	—
Distributable earnings — Class 3	(2,123,334)	(2,138,360)	(201,242)	(145,946)	(1,107)	—
Total distributions to shareholders	(2,765,474)	(2,865,516)	(24,138,896)	(17,133,952)	(33,611)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(19,394,268)	(13,368,278)	(46,991,316)	(90,828,079)	(6,071,564)	(3,027,158)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,638,748)	25,057,199	(40,785,017)	(92,706,493)	(3,065,674)	4,036,640
NET ASSETS:
Beginning of period	206,986,816	181,929,617	682,327,865	775,034,358	38,720,756	34,684,116
End of period	$199,348,068	$206,986,816	$641,542,848	$682,327,865	$35,655,082	$38,720,756

(4)	Prior to April 28, 2025, the Portfolio was known as SA Putnam Asset Allocation Diversified Growth Portfolio.
	SA Multi-Managed Income		SA Multi-Managed Income/Equity		SA Multi-Managed International Equity
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$672,875	$686,592	$687,089	$651,771	$4,673,077	$5,229,999
Net realized gain (loss) on investments and foreign currencies	391,568	(631,401)	2,055,059	(1,049,055)	17,175,940	7,824,103
Net unrealized gain (loss) on investments and foreign currencies	571,966	1,876,910	215,609	4,393,126	(9,292,505)	23,356,818
Net increase (decrease) in net assets resulting from operations	1,636,409	1,932,101	2,957,757	3,995,842	12,556,512	36,410,920
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(88,096)	(62,901)	(87,586)	(59,351)	(11,590,848)	(6,968,624)
Distributable earnings — Class 2	(364,977)	(286,705)	(328,477)	(230,143)	(584,049)	(317,544)
Distributable earnings — Class 3	(233,913)	(172,425)	(219,125)	(146,420)	(420,620)	(213,457)
Total distributions to shareholders	(686,986)	(522,031)	(635,188)	(435,914)	(12,595,517)	(7,499,625)
CAPITAL SHARE TRANSACTIONS (Note 7)	(3,104,633)	(1,242,295)	(5,093,875)	(1,286,074)	(54,961,404)	(38,963,024)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,155,210)	167,775	(2,771,306)	2,273,854	(55,000,409)	(10,051,729)
NET ASSETS:
Beginning of period	28,630,793	28,463,018	38,621,027	36,347,173	301,935,491	311,987,220
End of period	$26,475,583	$28,630,793	$35,849,721	$38,621,027	$246,935,082	$301,935,491
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(930,166)	$(392,655)	$5,866,371	$8,028,802	$(840,158)	$(588,211)
Net realized gain (loss) on investments and foreign currencies	95,056,950	36,619,538	50,939,947	49,505,237	21,529,148	10,774,887
Net unrealized gain (loss) on investments and foreign currencies	(52,286,369)	66,301,586	(35,500,183)	30,542,203	(15,435,814)	23,371,544
Net increase (decrease) in net assets resulting from operations	41,840,415	102,528,469	21,306,135	88,076,242	5,253,176	33,558,220
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(31,105,966)	(923,460)	(52,219,165)	(73,617,149)	—	—
Distributable earnings — Class 2	(3,728,324)	(86,054)	(3,279,735)	(3,020,130)	—	—
Distributable earnings — Class 3	(2,194,574)	(49,421)	(1,484,995)	(1,390,248)	—	—
Total distributions to shareholders	(37,028,864)	(1,058,935)	(56,983,895)	(78,027,527)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(115,604,671)	(113,254,088)	(182,413,213)	(45,661,753)	(24,999,701)	(25,147,544)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,793,120)	(11,784,554)	(218,090,973)	(35,613,038)	(19,746,525)	8,410,676
NET ASSETS:
Beginning of period	355,702,697	367,487,251	520,089,415	555,702,453	168,000,348	159,589,672
End of period	$244,909,577	$355,702,697	$301,998,442	$520,089,415	$148,253,823	$168,000,348
	SA Multi-Managed Mid Cap Value		SA Multi-Managed Moderate Growth		SA Multi-Managed Small Cap
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,883,139	$1,963,240	$557,463	$518,670	$314,926	$458,258
Net realized gain (loss) on investments and foreign currencies	27,995,974	13,530,212	6,272,092	(1,481,670)	15,780,510	3,339,603
Net unrealized gain (loss) on investments and foreign currencies	(26,281,700)	25,648,958	(2,880,564)	10,351,740	(21,369,511)	19,798,320
Net increase (decrease) in net assets resulting from operations	3,597,413	41,142,410	3,948,991	9,388,740	(5,274,075)	23,596,181
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(13,071,400)	(14,395,630)	(52,696)	(36,854)	(2,995,545)	(4,969,595)
Distributable earnings — Class 2	(1,485,316)	(1,566,511)	(235,061)	(104,995)	(283,913)	(433,013)
Distributable earnings — Class 3	(806,912)	(844,671)	(159,656)	(60,072)	(191,582)	(293,350)
Total distributions to shareholders	(15,363,628)	(16,806,812)	(447,413)	(201,921)	(3,471,040)	(5,695,958)
CAPITAL SHARE TRANSACTIONS (Note 7)	(21,349,258)	(11,878,909)	(9,957,696)	(6,177,142)	(34,949,668)	(28,472,505)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,115,473)	12,456,689	(6,456,118)	3,009,677	(43,694,783)	(10,572,282)
NET ASSETS:
Beginning of period	211,880,234	199,423,545	61,135,268	58,125,591	167,805,930	178,378,212
End of period	$178,764,761	$211,880,234	$54,679,150	$61,135,268	$124,111,147	$167,805,930
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Growth Stock
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,147,484)	$(1,153,272)
Net realized gain (loss) on investments and foreign currencies	66,313,622	43,634,800
Net unrealized gain (loss) on investments and foreign currencies	(52,420,244)	46,358,698
Net increase (decrease) in net assets resulting from operations	12,745,894	88,840,226
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(30,175,339)	(8,094,504)
Distributable earnings — Class 2	(6,129,752)	(1,214,220)
Distributable earnings — Class 3	(5,256,812)	(1,013,724)
Total distributions to shareholders	(41,561,903)	(10,322,448)
CAPITAL SHARE TRANSACTIONS (Note 7)	(53,117,522)	(87,606,837)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,933,531)	(9,089,059)
NET ASSETS:
Beginning of period	263,552,039	272,641,098
End of period	$181,618,508	$263,552,039
See Notes to Financial Statements

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    Seasons Series Trust (the “Trust" or "SST”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 19 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.  Prior to January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, American International Group, Inc.'s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provided AIG with control over Corebridge's corporate and business activities.  Since January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, AIG no longer has control over Corebridge’s corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. Six of the Portfolios, called the “Seasons Strategies Portfolios,” are available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract.  See Note 12 for a list of the Portfolios that reorganized into other series of the Trust or SAST effective April 28, 2025.
    Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and certain other SunAmerica Series Trust ("SAST") portfolios (collectively, the “Underlying Portfolios”).
    Each Portfolio is diversified with the exception of SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which are non-diversified as defined by the 1940 Act.
    Effective April 28, 2025, the following Portfolios had name changes:
Former Name	New Name
SA Allocation Growth Portfolio	SA Allocation Aggressive Portfolio
SA Allocation Moderate Growth Portfolio	SA Allocation Moderately Aggressive Portfolio
SA American Century Inflation Protection Portfolio	SA American Century Inflation Managed Portfolio
SA Putnam Asset Allocation Diversified Growth Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio
    The investment goal for each Portfolio is as follows:
    Seasons Strategies Portfolios
    The SA Franklin Allocation Moderately Aggressive Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.
    The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively managed investment components, each with a different investment strategy which include a fixed income component and a growth component.
    The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.
    The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.
    Seasons Select Portfolios
    The SA American Century Inflation Managed Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.
    The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.
    The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.
    The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
    The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.
    The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.
    The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
    Seasons Focused Portfolio
    The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
    Seasons Managed Allocation Portfolios
    The SA Allocation Aggressive Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.
    The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.
    The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
    The SA Allocation Moderately Aggressive Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of March 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	8.54%	$1,435,000
SA Multi-Managed Growth Portfolio	1.84	310,000
SA Multi-Managed Income Portfolio	3.69	620,000
SA Multi-Managed Income/Equity Portfolio	4.55	765,000
SA Multi-Managed Large Cap Value Portfolio	1.55	260,000
SA Multi-Managed Mid Cap Growth Portfolio	1.19	200,000
SA Multi-Managed Moderate Growth Portfolio	4.76	800,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated March 31, 2025, bearing interest at a rate of 4.36% per annum, with a principal amount of $16,806,000, a repurchase price of $16,808,035, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/31/2029	$17,316,000	$17,136,546

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	8.50%	$1,190,000
SA Multi-Managed Growth Portfolio	1.82	255,000
SA Multi-Managed Income Portfolio	3.61	505,000
SA Multi-Managed Income/Equity Portfolio	4.50	630,000
SA Multi-Managed Large Cap Value Portfolio	1.50	210,000
SA Multi-Managed Mid Cap Growth Portfolio	1.11	155,000
SA Multi-Managed Moderate Growth Portfolio	4.68	655,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated March 31, 2025, bearing interest at a rate of 4.36% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,696, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	03/31/2030	$14,519,000	$14,276,564
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	8.50%	$1,190,000
SA Multi-Managed Growth Portfolio	1.82	255,000
SA Multi-Managed Income Portfolio	3.61	505,000
SA Multi-Managed Income/Equity Portfolio	4.50	630,000
SA Multi-Managed Large Cap Value Portfolio	1.50	210,000
SA Multi-Managed Mid Cap Growth Portfolio	1.11	155,000
SA Multi-Managed Moderate Growth Portfolio	4.68	655,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated March 31, 2025, bearing interest at a rate of 4.37% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,699, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	05/15/2043	$18,000,800	$14,273,046
    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	8.51%	$1,430,000
SA Multi-Managed Growth Portfolio	1.81	305,000
SA Multi-Managed Income Portfolio	3.60	605,000
SA Multi-Managed Income/Equity Portfolio	4.49	755,000
SA Multi-Managed Large Cap Value Portfolio	1.52	255,000
SA Multi-Managed Mid Cap Growth Portfolio	1.10	185,000
SA Multi-Managed Moderate Growth Portfolio	4.67	785,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated March 31, 2025, bearing interest at a rate of 4.36% per annum, with a principal amount of $16,805,000, a repurchase price of $16,807,035, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	06/30/2028	$18,648,000	$17,197,275

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    As of March 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	8.51%	$1,430,000
SA Multi-Managed Growth Portfolio	1.82	305,000
SA Multi-Managed Income Portfolio	3.60	605,000
SA Multi-Managed Income/Equity Portfolio	4.49	755,000
SA Multi-Managed Large Cap Value Portfolio	1.52	255,000
SA Multi-Managed Mid Cap Growth Portfolio	1.10	185,000
SA Multi-Managed Moderate Growth Portfolio	4.67	785,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated March 31, 2025, bearing interest at a rate of 4.34% per annum, with a principal amount of $16,804,000, a repurchase price of $16,806,026, and a maturity date of April 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	11/30/2031	$16,895,000	$17,144,422
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, FASB issued Accounting Standards Update (“ASU”) No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Portfolios' financial statements.
    In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-09 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-09.
    In this reporting period, the Portfolios adopted FASB ASU 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures". Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following tables represent the value of derivatives held as of March 31, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2025. For a detailed presentation of derivatives held as of March 31, 2025, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$2,352,893	$—	$—	$—	$51,005	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	127,881	—	—	—	—	—	—	—
SA Franklin Allocation Moderately Aggressive	53,820	—	—	—	6,093	—	—	—
SA Multi-Managed Diversified Fixed Income	164,606	650,353	—	—	1,055,497	202,657	—	—
SA Multi-Managed Growth	3,746	45,701	—	—	11,924	6,574	—	—
SA Multi-Managed Income	7,870	33,879	—	—	16,489	14,669	—	—
SA Multi-Managed Income/Equity	7,955	28,549	—	—	17,474	16,616	—	—
SA Multi-Managed Moderate Growth	9,530	24,865	—	—	22,053	15,569	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	—	6,768	—	—	116,528	—	—	—
SA Multi-Managed Growth	—	—	—	—	1,692	—	—	—
SA Multi-Managed International Equity	—	—	—	—	50,158	—	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	3,905	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	3,905	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—	—	5,755	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—	—	5,755	—	—	—
SA Multi-Managed Moderate Growth	—	—	—	—	1,707	—	—	—
SA Multi-Managed Small Cap	—	—	—	—	18,612	—	—	—
	Foreign Exchange Contracts
SA Franklin Allocation Moderately Aggressive	—	—	—	51,338	—	—	—	32,985
SA Multi-Managed Diversified Fixed Income	—	—	—	50,237	—	—	—	34,800
SA Multi-Managed Growth	—	—	32,887	1,445	—	—	—	1,647
SA Multi-Managed Income	—	—	7,297	5,968	—	—	—	5,272
SA Multi-Managed Income/Equity	—	—	19,368	6,646	—	—	—	5,829
SA Multi-Managed Large Cap Growth	—	—	160,015	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	12,642	—	—	—	216
SA Multi-Managed Moderate Growth	—	—	38,202	5,002	—	—	—	4,974

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$(465,408)	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	(297,131)	—	—	—	—
SA Franklin Allocation Moderately Aggressive	(91,875)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(347,378)	68,058	—	—	—
SA Multi-Managed Growth	(50,495)	566	—	—	—
SA Multi-Managed Income	(93,103)	(4,468)	—	—	—
SA Multi-Managed Income/Equity	(138,135)	10,204	—	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA Multi-Managed Moderate Growth	$(137,031)	$9,436	$—	$—	$—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	(185,288)	6,974	92,441	(513,760)	—
SA Multi-Managed Growth	(3,487)	—	—	—	—
SA Multi-Managed International Equity	56,467	—	—	—	—
SA Multi-Managed Large Cap Growth	(6,826)	—	—	—	—
SA Multi-Managed Large Cap Value	(5,108)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(9,780)	—	—	—	—
SA Multi-Managed Mid Cap Value	(9,780)	—	—	—	—
SA Multi-Managed Moderate Growth	15,377	—	—	—	—
SA Multi-Managed Small Cap	(82,868)	—	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	(29,442)	—	—	—
SA Multi-Managed Growth	—	5,103	—	—	—
SA Multi-Managed Income	—	(3,224)	—	—	—
SA Multi-Managed Income/Equity	—	(3,518)	—	—	—
SA Multi-Managed Moderate Growth	—	(3,323)	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Managed	—	—	—	—	622,398
SA Franklin Allocation Moderately Aggressive	—	—	—	—	(168,189)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	397,712
SA Multi-Managed Growth	—	—	—	(78,040)	6,000
SA Multi-Managed Income	—	—	—	(18,937)	30,079
SA Multi-Managed Income/Equity	—	—	—	(48,164)	23,345
SA Multi-Managed Large Cap Growth	—	—	—	(458,922)	—
SA Multi-Managed Large Cap Value	—	—	—	—	26,037
SA Multi-Managed Moderate Growth	—	—	—	(95,624)	28,133

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$3,228,149	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	9,413	—	—	—	—
SA Franklin Allocation Moderately Aggressive	41,047	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(569,117)	(29,483)	—	—	—
SA Multi-Managed Growth	(6,950)	(8,109)	—	—	—
SA Multi-Managed Income	1,607	(3,067)	—	—	—
SA Multi-Managed Income/Equity	(5,262)	(16,993)	—	—	—
SA Multi-Managed Moderate Growth	(6,140)	(13,521)	—	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	(77,278)	7,035	(68,496)	422,188	—
SA Multi-Managed Growth	(3,417)	—	—	—	—
SA Multi-Managed International Equity	(53,153)	—	—	—	—
SA Multi-Managed Large Cap Growth	(16,116)	—	—	—	—
SA Multi-Managed Large Cap Value	(22,222)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(16,167)	—	—	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Equity Contracts
SA Multi-Managed Mid Cap Value	$(16,167)	$—	$—	$—	$—
SA Multi-Managed Moderate Growth	(8,411)	—	—	—	—
SA Multi-Managed Small Cap	(40,985)	—	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Managed	—	—	—	—	(128,157)
SA Franklin Allocation Moderately Aggressive	—	—	—	—	69,599
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(114,655)
SA Multi-Managed Growth	—	—	—	(16,503)	(1,307)
SA Multi-Managed Income	—	—	—	(2,809)	(7,937)
SA Multi-Managed Income/Equity	—	—	—	(8,642)	(6,929)
SA Multi-Managed Large Cap Growth	—	—	—	(43,920)	—
SA Multi-Managed Large Cap Value	—	—	—	—	(29,967)
SA Multi-Managed Moderate Growth	—	—	—	(16,502)	(7,654)

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the year ended March 31, 2025.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Inflation Swap Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Put Option Contracts(2)
SA American Century Inflation Managed	$52,491,171	$23,549,255	$—	$236,633,333	$—	$—	$—	$—
SA Franklin Allocation Moderately Aggressive	11,732,880	10,344,494	23,292	—	—	—	156,150	6,080
SA Multi-Managed Diversified Fixed Income	120,264,349	9,005,540	—	—	9,156,667	1,207,844	—	—
SA Multi-Managed Growth	2,810,716	126,517	35,474	—	295,000	17,500	—	—
SA Multi-Managed Income	6,751,843	722,031	7,911	—	626,250	42,500	—	—
SA Multi-Managed Income/Equity	6,457,406	665,156	20,762	—	681,250	46,250	—	—
SA Multi-Managed International Equity	2,273,878	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	350,878	—	183,224	—	—	—	—	—
SA Multi-Managed Large Cap Value	467,074	11,487,238	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	309,337	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	309,337	—	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	6,385,735	641,568	41,924	—	644,583	43,750	—	—
SA Multi-Managed Small Cap	1,411,348	—	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended March 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Managed	1	2	—	3	—	—	—
SA Franklin Allocation Moderately Aggressive Portfolio	1, 4	2	5	—	—	—	5
SA Multi-Managed Diversified Fixed Income . . .	1	2	—	—	1	5, 6	—
SA Multi-Managed Growth	1, 4	2	7	—	1	5, 6	—
SA Multi-Managed Income	1	2	7	—	1	5, 6	—
SA Multi-Managed Income/Equity	1	2	7	—	1	5, 6	—
SA Multi-Managed International Equity	4	—	—	—	—	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA Multi-Managed Large Cap Growth	4	—	7	—	—	—	—
SA Multi-Managed Large Cap Value	4	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	4	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	4	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 4	2	7	—	1	5, 6	—
SA Multi-Managed Small Cap	4	—	—	—	—	—	—

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage inflation rate risk and the duration of the portfolio.
(4)	To manage exposures in certain securities markets.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage credit risk.
(7)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of March 31, 2025. The repurchase agreements held by the Portfolios as of March 31, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Franklin Allocation Moderately Aggressive Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$7,691	$6,768	$—	$14,459	$390	$—	$—	$390	$14,069	$—	$14,069
Barclays Bank PLC	1,776	—	—	1,776	5,575	—	—	5,575	(3,799)	—	(3,799)
Citibank, N.A.	13	—	—	13	723	—	—	723	(710)	—	(710)
Goldman Sachs International	3,171	—	—	3,171	98	—	—	98	3,073	—	3,073
HSBC Bank PLC	1,726	—	—	1,726	106	—	—	106	1,620	—	1,620
JPMorgan Chase Bank, N.A.	565	—	—	565	10,727	—	—	10,727	(10,162)	—	(10,162)
Morgan Stanley & Co. International PLC	6,405	—	—	6,405	1,156	—	—	1,156	5,249	—	5,249
State Street Bank & Trust Co.	9,526	—	—	9,526	13,769	—	—	13,769	(4,243)	—	(4,243)
Toronto Dominion Bank	1,752	—	—	1,752	—	—	—	—	1,752	—	1,752
UBS AG	9,284	—	—	9,284	441	—	—	441	8,843	—	8,843
Westpac Banking Corp.	9,429	—	—	9,429	—	—	—	—	9,429	—	9,429
Total	$51,338	$6,768	$—	$58,106	$32,985	$—	$—	$32,985	$25,121	$—	$25,121

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$—	$—	$2,196	$—	$—	$2,196	$(2,196)	$—	$(2,196)
Deutsche Bank AG	50,237	—	—	50,237	—	—	—	—	50,237	—	50,237
Goldman Sachs International	—	—	—	—	32,359	—	—	32,359	(32,359)	—	(32,359)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Societe Generale	$—	$—	$—	$—	$218	$—	$—	$218	$(218)	$—	$(218)
State Street Bank & Trust Co.	—	—	—	—	27	—	—	27	(27)	—	(27)
Total	$50,237	$—	$—	$50,237	$34,800	$—	$—	$34,800	$15,437	$—	$15,437

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$895	$—	$—	$895	$64	$—	$—	$64	$831	$—	$831
Goldman Sachs International	490	—	5,469	5,959	1,230	—	—	1,230	4,729	—	4,729
HSBC Bank PLC	60	—	—	60	353	—	—	353	(293)	—	(293)
JPMorgan Chase Bank, N.A.	—	—	20,118	20,118	—	—	—	—	20,118	—	20,118
Standard Chartered Bank	—	—	7,300	7,300	—	—	—	—	7,300	—	7,300
Total	$1,445	$—	$32,887	$34,332	$1,647	$—	$—	$1,647	$32,685	$—	$32,685

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$4,019	$—	$—	$4,019	$285	$—	$—	$285	$3,734	$—	$3,734
Goldman Sachs International	1,474	—	1,254	2,728	3,709	—	—	3,709	(981)	—	(981)
HSBC Bank PLC	157	—	—	157	931	—	—	931	(774)	—	(774)
JPMorgan Chase Bank, N.A.	252	—	4,363	4,615	16	—	—	16	4,599	—	4,599
Standard Chartered Bank	—	—	1,680	1,680	—	—	—	—	1,680	—	1,680
State Street Bank & Trust Co.	66	—	—	66	331	—	—	331	(265)	—	(265)
Total	$5,968	$—	$7,297	$13,265	$5,272	$—	$—	$5,272	$7,993	$—	$7,993

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$4,889	$—	$—	$4,889	$346	$—	$—	$346	$4,543	$—	$4,543
Goldman Sachs International	1,428	—	3,290	4,718	3,579	—	—	3,579	1,139	—	1,139
HSBC Bank PLC	167	—	—	167	987	—	—	987	(820)	—	(820)
JPMorgan Chase Bank, N.A.	—	—	11,673	11,673	—	—	—	—	11,673	—	11,673
Societe Generale	96	—	—	96	585	—	—	585	(489)	—	(489)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Standard Chartered Bank	$—	$—	$4,405	$4,405	$—	$—	$—	$—	$4,405	$—	$4,405
State Street Bank & Trust Co.	66	—	—	66	332	—	—	332	(266)	—	(266)
Total	$6,646	$—	$19,368	$26,014	$5,829	$—	$—	$5,829	$20,185	$—	$20,185

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$27,289	$27,289	$—	$—	$—	$—	$27,289	$(27,289)	$—
JPMorgan Chase Bank, N.A.	—	—	96,320	96,320	—	—	—	—	96,320	(96,320)	—
Standard Chartered Bank	—	—	36,406	36,406	—	—	—	—	36,406	(36,406)	—
Total	$—	$—	$160,015	$160,015	$—	$—	$—	$—	$160,015	$(160,015)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$2,854	$—	$—	$2,854	$64	$—	$—	$64	$2,790	$—	$2,790
Citibank, N.A.	2,162	—	—	2,162	—	—	—	—	2,162	—	2,162
Goldman Sachs International	3,645	—	—	3,645	11	—	—	11	3,634	—	3,634
Morgan Stanley & Co. International PLC	1,446	—	—	1,446	—	—	—	—	1,446	—	1,446
UBS AG	2,535	—	—	2,535	141	—	—	141	2,394	—	2,394
Total	$12,642	$—	$—	$12,642	$216	$—	$—	$216	$12,426	$—	$12,426

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$3,387	$—	$—	$3,387	$240	$—	$—	$240	$3,147	$—	$3,147
Goldman Sachs International	1,385	—	6,450	7,835	3,433	—	—	3,433	4,402	—	4,402
HSBC Bank PLC	164	—	—	164	970	—	—	970	(806)	—	(806)
JPMorgan Chase Bank, N.A.	—	—	23,101	23,101	—	—	—	—	23,101	—	23,101

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Standard Chartered Bank	$—	$—	$8,651	$8,651	$—	$—	$—	$—	$8,651	$—	$8,651
State Street Bank & Trust Co.	66	—	—	66	331	—	—	331	(265)	—	(265)
Total	$5,002	$—	$38,202	$43,204	$4,974	$—	$—	$4,974	$38,230	$—	$38,230

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, inflation securities, investments in partnerships and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Allocation Aggressive	$9,299,525	$15,373,689	$(904,411)	$5,525,236	$8,889,785
SA Allocation Balanced	6,331,012	1,502,587	(12,932,032)	4,356,197	—
SA Allocation Moderate	6,615,897	6,561,298	(8,791,481)	4,472,154	2,528,532
SA Allocation Moderately Aggressive	10,863,552	14,706,508	(3,257,768)	7,080,086	8,130,750
SA American Century Inflation Managed	18,899,141	(61,687,324)	(35,741,171)	19,183,297	—
SA Columbia Focused Value	4,399,848	48,224,418	46,075,391	6,359,371	29,318,247
SA Franklin Allocation Moderately Aggressive	5,249,129	23,429,551	28,912,164	2,765,474	—
SA Multi-Managed Diversified Fixed Income	22,512,593	(76,328,885)	(49,311,774)	24,138,896	—
SA Multi-Managed Growth**	1,394,269	(4,937,768)	2,682,858	33,611	—
SA Multi-Managed Income	673,672	(4,433,970)	(639,193)	686,986	—
SA Multi-Managed Income/Equity	687,641	(6,281,041)	735,053	635,188	—
SA Multi-Managed International Equity	4,839,261	14,820,209	48,226,564	7,363,607	5,231,910
SA Multi-Managed Large Cap Growth	14,537,154	77,795,028	54,796,442	1,389,293	35,639,571
SA Multi-Managed Large Cap Value	10,152,280	45,628,156	13,980,930	32,950,084	24,033,811
SA Multi-Managed Mid Cap Growth	314,923	19,399,006	17,538,623	—	—
SA Multi-Managed Mid Cap Value	4,289,119	25,193,695	22,299,195	3,054,022	12,309,606
SA Multi-Managed Moderate Growth**	2,029,735	(8,611,113)	2,938,152	447,413	—
SA Multi-Managed Small Cap	886,519	15,560,976	4,409,509	1,278,709	2,192,331
SA T. Rowe Price Growth Stock	—	65,729,454	38,257,035	1,912,946	39,648,957

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.
	Tax Distributions
	For the year ended March 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Allocation Aggressive	$8,807,433	$36,010,946
SA Allocation Balanced	5,200,365	12,260,643
SA Allocation Moderate	6,204,722	18,782,783
SA Allocation Moderately Aggressive	10,750,235	36,079,506
SA American Century Inflation Managed	28,222,012	—
SA Columbia Focused Value	4,936,234	18,333,995
SA Franklin Allocation Moderately Aggressive	2,865,516	—
SA Multi-Managed Diversified Fixed Income	17,133,952	—
SA Multi-Managed Income	522,031	—
SA Multi-Managed Income/Equity	435,914	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	For the year ended March 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed International Equity	$6,632,404	$867,221
SA Multi-Managed Large Cap Growth	—	1,058,935
SA Multi-Managed Large Cap Value	10,747,977	67,279,550
SA Multi-Managed Mid Cap Value	2,300,321	14,506,491
SA Multi-Managed Moderate Growth	201,921	—
SA Multi-Managed Small Cap	668,973	5,026,985
SA T. Rowe Price Growth Stock	—	10,322,448
    As of March 31, 2025, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA American Century Inflation Managed*	$23,192,206	$38,495,118
SA Multi-Managed Diversified Fixed Income*	28,651,141	47,677,744
SA Multi-Managed Growth*	2,627,492	4,435,332
SA Multi-Managed Income*	2,112,426	2,321,544
SA Multi-Managed Income/Equity*	2,002,066	4,278,975
SA Multi-Managed Moderate Growth*	3,243,083	7,395,682

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended March 31, 2025. The capital loss carryforwards amounts may be subject to limitations pursuant to applicable federal income tax regulations.
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended March 31, 2025.
Portfolio	Capital Loss Carryforward Utilized
SA Allocation Balanced	$1,293,402
SA Franklin Allocation Moderately Aggressive	1,166,876
SA Multi-Managed Diversified Fixed Income	541,257
SA Multi-Managed Growth	1,980,409
SA Multi-Managed Income	158,557
SA Multi-Managed Income/Equity	875,395
SA Multi-Managed Mid Cap Growth	1,225,211
SA Multi-Managed Moderate Growth	2,746,489
    For the year ended March 31, 2025, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Multi-Managed Growth	$(17)	$17
SA Multi-Managed Income/Equity	(642)	642
SA Multi-Managed Large Cap Value	(2,720)	2,720
SA Multi-Managed Mid Cap Value	(2,639)	2,639
SA Multi-Managed Moderate Growth	(23)	23
SA T. Rowe Price Growth Stock	1,147,149	(1,147,149)
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Aggressive	$19,453,178	$(20,357,589)	$(904,411)	$459,225,574
SA Allocation Balanced	5,824,444	(18,756,476)	(12,932,032)	242,139,220
SA Allocation Moderate	8,543,029	(17,334,510)	(8,791,481)	270,372,562
SA Allocation Moderately Aggressive	21,907,249	(25,165,017)	(3,257,768)	468,380,181

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA American Century Inflation Managed	$5,855,827	$(41,596,998)	$(35,741,171)	$580,230,929
SA Columbia Focused Value	57,229,548	(11,154,157)	46,075,391	213,137,347
SA Franklin Allocation Moderately Aggressive	35,745,258	(6,788,499)	28,956,759	168,913,085
SA Multi-Managed Diversified Fixed Income	4,832,451	(54,144,456)	(49,312,005)	810,245,963
SA Multi-Managed Growth	5,144,372	(2,461,479)	2,682,893	33,332,504
SA Multi-Managed Income	1,077,777	(1,716,827)	(639,050)	28,791,598
SA Multi-Managed Income/Equity	2,606,594	(1,871,538)	735,056	35,773,735
SA Multi-Managed International Equity	65,230,379	(16,976,155)	48,254,224	196,074,984
SA Multi-Managed Large Cap Growth	61,935,085	(7,138,721)	54,796,364	188,344,752
SA Multi-Managed Large Cap Value	36,573,848	(22,591,674)	13,982,174	286,000,882
SA Multi-Managed Mid Cap Growth	30,364,989	(12,826,366)	17,538,623	130,720,918
SA Multi-Managed Mid Cap Value	36,062,155	(13,763,215)	22,298,940	155,972,995
SA Multi-Managed Moderate Growth	6,495,985	(3,557,097)	2,938,888	53,302,602
SA Multi-Managed Small Cap	21,108,611	(16,699,102)	4,409,509	118,927,051
SA T. Rowe Price Growth Stock	45,691,860	(7,434,823)	38,257,037	142,387,770
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Allocation Aggressive		0.10%	0.09%
SA Allocation Balanced		0.10%	0.09%
SA Allocation Moderate		0.10%	0.09%
SA Allocation Moderately Aggressive		0.10%	0.09%
SA American Century Inflation Managed	American Century Invesment Management, Inc.	0.60% on the first $500 million 0.55% over $500 million	0.54% on the first $500 million 0.49% over $500 million * * Voluntary Waiver
SA Columbia Focused Value	Columbia Management Investment Advisers, LLC	1.00% on the first $250 million 0.95% on the next $250 million 0.90% over $500 million	0.67%
SA Franklin Allocation Moderately Aggressive	Putnam Investment Management, LLC(1)	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.67% on the first $250 million 0.62% on the next $750 million 0.55% over $1 billion(2)
SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC Wellington Management Company LLP	0.70% on the first $200 million 0.65% on the next $200 million 0.60% over $400 million	No fee waiver
SA Multi-Managed Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.89% on the first $250 million 0.84% on the next $250 million 0.79% over $500 million	0.62% on the first $250 million 0.57% on the next $250 million 0.52% over $500 million
SA Multi-Managed Income	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.77% on the first $250 million 0.72% on the next $250 million 0.67% over $500 million	0.64% on the first $250 million 0.59% on the next $250 million 0.54% over $500 million
SA Multi-Managed Income/Equity	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.81% on the first $250 million 0.76% on the next $250 million 0.71% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Multi-Managed International Equity(3)	Schroder Investment Management North America Inc. T. Rowe Price Associates, Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% over $500 million	0.91% on the first $250 million 0.86% on the next $250 million 0.81% over $500 million
SA Multi-Managed Large Cap Growth(3)	Goldman Sachs Asset Management, L.P. Morgan Stanley Investment Management Inc.	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	0.73% on the first $250 million 0.67% on the next $250 million 0.58% over $500 million
SA Multi-Managed Large Cap Value(3)	American Century Invesment Management, Inc. Wellington Management Company LLP	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Growth(3)	T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Value(3)	Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Moderate Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million
SA Multi-Managed Small Cap (3)	J.P. Morgan Investment Management, Inc. Schroder Investment Management North America Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million

(1)	On April 30, 2025, Franklin Advisers, Inc. was appointed as subadviser replacing Putnam Investment Management, LLC.
(2)	The information presented represents the advisory fees after waivers that became effective on November 1, 2024. Prior to that date, the SA Franklin Allocation Moderately Aggressive Portfolio contractually waived fees so that its advisory fee payable was equal to 0.70% of the Portfolio’s average daily net assets on the first $250 million, 0.65% of the Portfolio’s average daily net assets on the next $250 million, and 0.60% over $500 million.
(3)	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
    For the year ended March 31, 2025, advisory fees waived were as follows:
Portfolio	Amount
SA Allocation Aggressive	$46,849
SA Allocation Balanced	24,101
SA Allocation Moderate	27,809
SA Allocation Moderately Aggressive	48,592
SA American Century Inflation Managed	329,154
SA Columbia Focused Value	953,908
SA Franklin Allocation Moderately Aggressive	339,404
SA Multi-Managed Growth	102,526
SA Multi-Managed Income	35,579
SA Multi-Managed Income/Equity	22,591
SA Multi-Managed International Equity	109,795
SA Multi-Managed Large Cap Growth	228,424
SA Multi-Managed Moderate Growth	58,790
SA T. Rowe Price Growth Stock	113,444
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to July 31, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

incurred in the ordinary course of the Portfolio’s business. During the period ended March 31, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.07%	1.22%	1.32%
SA Multi-Managed Income	1.13%	1.28%	1.38%
SA Multi-Managed Income/Equity	1.13%	1.28%	1.38%
SA Multi-Managed Moderate Growth	1.04%	1.19%	1.29%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended March 31, 2025, expenses reimbursed were as follows:
Portfolio	Amount
SA Multi-Managed Growth	$223,915
SA Multi-Managed Income	215,224
SA Multi-Managed Income/Equity	208,542
SA Multi-Managed Moderate Growth	238,833
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At March 31, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows.  Prior to the reorganization on April 28, 2025 (See Note 12), such amounts were not recouped.
	Balance Subject to Recoupment
Portfolio	March 31, 2026	March 31, 2027
SA Multi-Managed Growth	$150,317	$223,915
SA Multi-Managed Income	136,470	215,224
SA Multi-Managed Income/Equity	131,775	208,542
SA Multi-Managed Moderate Growth	166,653	238,833
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended March 31, 2025, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    During the year ended March 31, 2025, the SA Multi-Managed Large Cap Growth Portfolio had a trade error due to incorrect weightings for the S&P 500 Growth Index. The error was corrected resulting in a loss of $128,176 which was reimbursed by the Adviser.  Additionally, the Portfolio purchased securities in violation of Rule 17a-7 of the 1940 Act.  The Portfolio realized a gain of $664 on the securities purchased and a loss of $6 on the related commissions.  The loss was reimbursed by the subadviser.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended March 31, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Aggressive	$71,056,780	$94,203,554	$—	$—
SA Allocation Balanced	31,804,564	57,453,738	—	—
SA Allocation Moderate	42,170,965	77,324,738	—	—
SA Allocation Moderately Aggressive	59,262,176	112,868,216	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA American Century Inflation Managed	$119,073,369	$137,326,335	$142,054,950	$173,656,149
SA Columbia Focused Value	79,192,820	164,381,700	—	—
SA Franklin Allocation Moderately Aggressive	126,462,352	155,316,189	10,202,105	2,875,285
SA Multi-Managed Diversified Fixed Income	161,754,826	229,348,706	147,912,344	134,008,723
SA Multi-Managed Growth	22,069,676	29,393,296	3,746,931	3,403,800
SA Multi-Managed Income	6,611,510	14,528,600	7,510,112	6,137,050
SA Multi-Managed Income/Equity	12,330,586	22,498,620	10,015,307	8,856,823
SA Multi-Managed International Equity	43,372,146	107,847,175	—	—
SA Multi-Managed Large Cap Growth	145,810,233	297,734,634	—	—
SA Multi-Managed Large Cap Value	163,894,097	394,243,274	—	—
SA Multi-Managed Mid Cap Growth	134,729,522	158,842,179	—	—
SA Multi-Managed Mid Cap Value	68,222,969	102,144,207	—	—
SA Multi-Managed Moderate Growth	29,734,459	43,425,392	8,679,902	7,604,113
SA Multi-Managed Small Cap	86,458,419	121,026,106	—	—
SA T. Rowe Price Growth Stock	89,790,667	188,059,545	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Allocation Aggressive Portfolio				SA Allocation Balanced Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	144	$2,155	130,742	$1,783,266	34	$322	92	$840
Reinvested dividends	2,335	36,958	8,807	116,695	85	826	324	2,783
Shares redeemed	(5,424)	(83,177)	(373,845)	(5,337,212)	(54)	(512)	(3,920)	(34,818)
Total	(2,945)	$(44,064)	(234,296)	$(3,437,251)	65	$636	(3,504)	$(31,195)
Class 3
Shares sold	1,453,622	$21,993,320	1,563,431	$22,033,342	1,462,048	$13,842,810	1,307,233	$11,790,940
Reinvested dividends	914,635	14,378,063	3,396,785	44,701,684	449,007	4,355,371	2,027,668	17,458,225
Shares redeemed	(2,857,198)	(43,337,423)	(2,115,142)	(29,849,773)	(4,079,840)	(38,557,779)	(3,400,352)	(30,594,872)
Total	(488,941)	$(6,966,040)	2,845,074	$36,885,253	(2,168,785)	$(20,359,598)	(65,451)	$(1,345,707)
Net increase (decrease)	(491,886)	$(7,010,104)	2,610,778	$33,448,002	(2,168,720)	$(20,358,962)	(68,955)	$(1,376,902)
	SA Allocation Moderate Portfolio				SA Allocation Moderately Aggressive Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	45	$458	218	$2,107	130	$1,313	229	$2,269
Reinvested dividends	407	4,245	2,065	18,691	958	10,159	3,731	34,024
Shares redeemed	(271)	(2,742)	(7,661)	(74,925)	(902)	(9,278)	(8,177)	(81,234)
Total	181	$1,961	(5,378)	$(54,127)	186	$2,194	(4,217)	$(44,941)
Class 3
Shares sold	1,023,876	$10,140,532	982,867	$9,404,531	1,355,920	$13,980,391	1,181,543	$11,399,083
Reinvested dividends	673,382	6,996,441	2,768,161	24,968,814	1,438,096	15,200,677	5,148,044	46,795,717
Shares redeemed	(4,382,089)	(44,226,295)	(3,757,898)	(35,802,471)	(6,402,790)	(65,782,014)	(5,484,087)	(53,136,619)
Total	(2,684,831)	$(27,089,322)	(6,870)	$(1,429,126)	(3,608,774)	$(36,600,946)	845,500	$5,058,181
Net increase (decrease)	(2,684,650)	$(27,087,361)	(12,248)	$(1,483,253)	(3,608,588)	$(36,598,752)	841,283	$5,013,240

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA American Century Inflation Managed Portfolio				SA Columbia Focused Value Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,230,038	$27,426,949	359,406	$3,264,327	53,982	$1,101,191	478,990	$9,260,162
Reinvested dividends	794,568	6,873,011	1,262,883	10,747,134	1,684,825	33,224,742	1,208,314	21,894,659
Shares redeemed	(4,155,196)	(36,427,685)	(6,726,759)	(59,149,019)	(4,265,254)	(89,059,310)	(2,841,100)	(55,668,627)
Total	(130,590)	$(2,127,725)	(5,104,470)	$(45,137,558)	(2,526,447)	$(54,733,377)	(1,153,796)	$(24,513,806)
Class 2
Shares sold					15,610	$318,006	33,437	$673,370
Reinvested dividends					77,104	1,527,426	47,711	868,335
Shares redeemed					(106,970)	(2,185,567)	(108,897)	(2,131,835)
Total					(14,256)	$(340,135)	(27,749)	$(590,130)
Class 3
Shares sold	2,060,617	$17,735,931	5,835,172	$50,650,226	10,925	$211,528	23,465	$453,450
Reinvested dividends	1,438,118	12,310,286	2,075,401	17,474,878	46,646	925,450	27,839	507,235
Shares redeemed	(8,808,802)	(76,325,358)	(7,218,818)	(62,871,450)	(42,630)	(863,014)	(80,020)	(1,561,616)
Total	(5,310,067)	$(46,279,141)	691,755	$5,253,654	14,941	$273,964	(28,716)	$(600,931)
Net increase (decrease)	(5,440,657)	$(48,406,866)	(4,412,715)	$(39,883,904)	(2,525,762)	$(54,799,548)	(1,210,261)	$(25,704,867)
	SA Franklin Allocation Moderately Aggressive Portfolio				SA Multi-Managed Diversified Fixed Income Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	42,207	$614,930	53,148	$613,564	6,470,922	$65,478,350	3,398,094	$33,937,270
Reinvested dividends	11,052	162,692	16,052	186,360	2,336,275	23,502,925	1,696,240	16,691,002
Shares redeemed	(174,386)	(2,370,729)	(138,815)	(1,642,496)	(13,192,933)	(133,983,991)	(14,134,695)	(140,006,789)
Total	(121,127)	$(1,593,107)	(69,615)	$(842,572)	(4,385,736)	$(45,002,716)	(9,040,361)	$(89,378,517)
Class 2
Shares sold	137,109	$1,982,651	96,169	$1,120,923	57,997	$590,041	249,330	$2,455,111
Reinvested dividends	32,527	479,448	46,500	540,796	43,171	434,729	30,183	297,004
Shares redeemed	(559,070)	(7,761,400)	(659,953)	(7,704,263)	(215,125)	(2,195,686)	(364,037)	(3,591,761)
Total	(389,434)	$(5,299,301)	(517,284)	$(6,042,544)	(113,957)	$(1,170,916)	(84,524)	$(839,646)
Class 3
Shares sold	852,542	$11,875,264	839,320	$9,874,085	16,648	$165,430	56,618	$561,885
Reinvested dividends	145,036	2,123,334	185,139	2,138,360	20,064	201,242	14,892	145,946
Shares redeemed	(1,895,089)	(26,500,458)	(1,585,606)	(18,495,607)	(117,719)	(1,184,356)	(133,493)	(1,317,747)
Total	(897,511)	$(12,501,860)	(561,147)	$(6,483,162)	(81,007)	$(817,684)	(61,983)	$(609,916)
Net increase (decrease)	(1,408,072)	$(19,394,268)	(1,148,046)	$(13,368,278)	(4,580,700)	$(46,991,316)	(9,186,868)	$(90,828,079)
	SA Multi-Managed Growth Portfolio				SA Multi-Managed Income Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	41,094	$423,831	60,189	$584,808	14,539	$130,356	31,807	$271,093
Reinvested dividends	1,526	19,614	—	—	9,493	88,096	7,453	62,901
Shares redeemed	(143,825)	(1,631,860)	(85,317)	(840,436)	(38,764)	(347,932)	(27,982)	(235,791)
Total	(101,205)	$(1,188,415)	(25,128)	$(255,628)	(14,732)	$(129,480)	11,278	$98,203
Class 2
Shares sold	75,679	$773,097	105,444	$1,010,919	70,055	$628,468	169,577	$1,442,772
Reinvested dividends	1,012	12,890	—	—	39,329	364,977	33,970	286,705
Shares redeemed	(302,513)	(3,430,824)	(258,423)	(2,467,854)	(338,567)	(3,011,401)	(367,689)	(3,105,540)
Total	(225,822)	$(2,644,837)	(152,979)	$(1,456,935)	(229,183)	$(2,017,956)	(164,142)	$(1,376,063)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Growth Portfolio				SA Multi-Managed Income Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	110,261	$1,163,397	131,119	$1,244,795	87,708	$784,938	129,777	$1,103,495
Reinvested dividends	88	1,107	—	—	25,179	233,913	20,405	172,425
Shares redeemed	(294,781)	(3,402,816)	(272,484)	(2,559,390)	(221,668)	(1,976,048)	(146,727)	(1,240,355)
Total	(184,432)	$(2,238,312)	(141,365)	$(1,314,595)	(108,781)	$(957,197)	3,455	$35,565
Net increase (decrease)	(511,459)	$(6,071,564)	(319,472)	$(3,027,158)	(352,696)	$(3,104,633)	(149,409)	$(1,242,295)
	SA Multi-Managed Income/Equity Portfolio				SA Multi-Managed International Equity Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	20,805	$171,971	53,011	$415,454	213,759	$1,953,772	434,808	$3,528,272
Reinvested dividends	9,604	87,586	7,619	59,351	1,317,142	11,590,849	846,734	6,968,623
Shares redeemed	(69,509)	(604,543)	(100,483)	(779,711)	(7,233,623)	(66,348,889)	(5,500,553)	(46,683,966)
Total	(39,100)	$(344,986)	(39,853)	$(304,906)	(5,702,722)	$(52,804,268)	(4,219,011)	$(36,187,071)
Class 2
Shares sold	97,519	$805,563	238,918	$1,868,145	66,857	$583,205	43,791	$379,466
Reinvested dividends	36,017	328,477	29,543	230,143	66,069	584,048	38,444	317,544
Shares redeemed	(454,335)	(3,868,107)	(416,000)	(3,198,131)	(286,592)	(2,651,722)	(309,308)	(2,612,241)
Total	(320,799)	$(2,734,067)	(147,539)	$(1,099,843)	(153,666)	$(1,484,469)	(227,073)	$(1,915,231)
Class 3
Shares sold	56,027	$454,390	185,540	$1,447,273	61,564	$524,454	34,195	$291,486
Reinvested dividends	24,001	219,125	18,772	146,420	47,743	420,620	25,905	213,458
Shares redeemed	(314,771)	(2,688,337)	(190,740)	(1,475,018)	(179,602)	(1,617,741)	(161,594)	(1,365,666)
Total	(234,743)	$(2,014,822)	13,572	$118,675	(70,295)	$(672,667)	(101,494)	$(860,722)
Net increase (decrease)	(594,642)	$(5,093,875)	(173,820)	$(1,286,074)	(5,926,683)	$(54,961,404)	(4,547,578)	$(38,963,024)
	SA Multi-Managed Large Cap Growth Portfolio				SA Multi-Managed Large Cap Value Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	85,854	$1,132,427	136,323	$1,471,470	119,112	$1,563,924	159,260	$2,184,270
Reinvested dividends	2,152,662	31,105,965	82,673	923,460	4,137,810	52,219,164	5,965,733	73,617,149
Shares redeemed	(10,729,986)	(147,060,613)	(9,899,527)	(109,151,273)	(17,452,687)	(237,681,000)	(8,739,317)	(122,029,286)
Total	(8,491,470)	$(114,822,221)	(9,680,531)	$(106,756,343)	(13,195,765)	$(183,897,912)	(2,614,324)	$(46,227,867)
Class 2
Shares sold	16,688	$207,409	31,159	$336,679	10,198	$124,252	30,500	$403,275
Reinvested dividends	274,950	3,728,324	8,134	86,054	260,296	3,279,735	244,942	3,020,129
Shares redeemed	(358,541)	(4,602,897)	(440,366)	(4,618,516)	(174,738)	(2,369,087)	(219,387)	(3,021,115)
Total	(66,903)	$(667,164)	(401,073)	$(4,195,783)	95,756	$1,034,900	56,055	$402,289
Class 3
Shares sold	25,589	$316,119	4,808	$45,404	24,643	$312,648	19,206	$254,608
Reinvested dividends	167,269	2,194,575	4,808	49,421	117,670	1,484,995	112,571	1,390,249
Shares redeemed	(210,205)	(2,625,980)	(234,365)	(2,396,787)	(101,181)	(1,347,844)	(108,711)	(1,481,032)
Total	(17,347)	$(115,286)	(224,749)	$(2,301,962)	41,132	$449,799	23,066	$163,825
Net increase (decrease)	(8,575,720)	$(115,604,671)	(10,306,353)	$(113,254,088)	(13,058,877)	$(182,413,213)	(2,535,203)	$(45,661,753)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Multi-Managed Mid Cap Growth Portfolio				SA Multi-Managed Mid Cap Value Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	323,250	$4,639,947	68,470	$829,050	36,513	$624,998	128,535	$2,037,476
Reinvested dividends	—	—	—	—	731,063	13,071,400	959,069	14,395,630
Shares redeemed	(1,789,314)	(25,522,614)	(1,930,146)	(22,424,624)	(1,911,098)	(33,894,722)	(1,631,649)	(26,304,224)
Total	(1,466,064)	$(20,882,667)	(1,861,676)	$(21,595,574)	(1,143,522)	$(20,198,324)	(544,045)	$(9,871,118)
Class 2
Shares sold	20,058	$231,399	83,734	$839,563	12,838	$217,462	26,808	$425,943
Reinvested dividends	—	—	—	—	83,398	1,485,316	104,713	1,566,511
Shares redeemed	(209,889)	(2,589,765)	(267,196)	(2,695,918)	(144,496)	(2,522,982)	(186,462)	(2,983,652)
Total	(189,831)	$(2,358,366)	(183,462)	$(1,856,355)	(48,260)	$(820,204)	(54,941)	$(991,198)
Class 3
Shares sold	11,639	$129,950	10,117	$89,312	15,755	$267,857	9,877	$156,380
Reinvested dividends	—	—	—	—	45,383	806,912	56,538	844,671
Shares redeemed	(160,934)	(1,888,618)	(193,064)	(1,784,927)	(81,204)	(1,405,499)	(126,755)	(2,017,644)
Total	(149,295)	$(1,758,668)	(182,947)	$(1,695,615)	(20,066)	$(330,730)	(60,340)	$(1,016,593)
Net increase (decrease)	(1,805,190)	$(24,999,701)	(2,228,085)	$(25,147,544)	(1,211,848)	$(21,349,258)	(659,326)	$(11,878,909)
	SA Multi-Managed Moderate Growth Portfolio				SA Multi-Managed Small Cap Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24		Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	26,200	$235,594	61,249	$527,139	51,246	$567,220	260,887	$2,705,053
Reinvested dividends	4,920	52,696	4,336	36,854	243,937	2,995,545	502,996	4,969,595
Shares redeemed	(252,169)	(2,312,938)	(104,930)	(907,646)	(3,204,436)	(37,265,640)	(3,415,335)	(34,777,834)
Total	(221,049)	$(2,024,648)	(39,345)	$(343,653)	(2,909,253)	$(33,702,875)	(2,651,452)	$(27,103,186)
Class 2
Shares sold	156,423	$1,396,418	241,491	$2,057,587	44,644	$479,326	26,897	$266,468
Reinvested dividends	22,030	235,061	12,396	104,995	24,308	283,913	46,016	433,013
Shares redeemed	(680,677)	(6,762,027)	(650,095)	(5,397,865)	(141,966)	(1,526,730)	(153,538)	(1,503,738)
Total	(502,224)	$(5,130,548)	(396,208)	$(3,235,283)	(73,014)	$(763,491)	(80,625)	$(804,257)
Class 3
Shares sold	127,970	$1,184,426	224,480	$1,904,339	37,268	$376,928	21,912	$212,958
Reinvested dividends	15,019	159,656	7,109	60,072	16,954	191,582	32,201	293,350
Shares redeemed	(427,451)	(4,146,582)	(545,135)	(4,562,617)	(100,610)	(1,051,812)	(113,554)	(1,071,370)
Total	(284,462)	$(2,802,500)	(313,546)	$(2,598,206)	(46,388)	$(483,302)	(59,441)	$(565,062)
Net increase (decrease)	(1,007,735)	$(9,957,696)	(749,099)	$(6,177,142)	(3,028,655)	$(34,949,668)	(2,791,518)	$(28,472,505)
	SA T. Rowe Price Growth Stock Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	65,076	$1,356,792	266,058	$5,731,422
Reinvested dividends	1,411,382	30,175,339	426,251	8,094,504
Shares redeemed	(3,949,288)	(89,655,774)	(4,700,460)	(87,843,279)
Total	(2,472,830)	$(58,123,643)	(4,008,151)	$(74,017,353)
Class 2
Shares sold	152,379	$2,832,967	21,592	$384,182
Reinvested dividends	317,768	6,129,752	69,384	1,214,220
Shares redeemed	(331,716)	(6,814,422)	(543,405)	(9,664,056)
Total	138,431	$2,148,297	(452,429)	$(8,065,654)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA T. Rowe Price Growth Stock Portfolio
	Year Ended 3/31/25		Year Ended 3/31/24
	Shares	Amount	Shares	Amount
Class 3
Shares sold	154,707	$2,728,029	42,936	$715,152
Reinvested dividends	291,559	5,256,812	61,068	1,013,724
Shares redeemed	(264,996)	(5,127,017)	(430,419)	(7,252,706)
Total	181,270	$2,857,824	(326,415)	$(5,523,830)
Net increase (decrease)	(2,153,129)	$(53,117,522)	(4,786,995)	$(87,606,837)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated companies for the year ended March 31, 2025 are shown in the tables below.
SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$157,963	$—	$3,979,056	$547,726	$359,656	$(39,879)	$123,607	$4,250,854
SA Columbia Focused Value Portfolio, Class 1	194,860	970,400	10,872,244	1,491,279	2,877,492	43,345	(650,228)	8,879,148
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	670,413	—	17,323,364	2,412,949	1,653,717	(350,993)	470,451	18,202,054
SA Multi-Managed International Equity Portfolio, Class 1	590,316	648,665	25,993,986	2,071,754	2,921,708	120,723	(173,590)	25,091,165
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,458,199	14,389,501	1,811,175	5,188,155	(1,777,628)	1,932,752	11,167,645
SA Multi-Managed Large Cap Value Portfolio, Class 1	229,781	1,361,667	21,030,000	2,182,276	12,286,177	(2,062,214)	868,835	9,732,720
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,873,605	2,213,362	800,259	(432,571)	434,118	4,288,255
SA Multi-Managed Mid Cap Value Portfolio, Class 1	49,152	312,284	7,825,062	563,653	3,922,151	350,333	(475,426)	4,341,471
SA Multi-Managed Small Cap Portfolio, Class 1	16,578	103,364	5,073,612	281,772	416,444	(20,585)	(340,932)	4,577,423
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	1,245,386	6,672,363	1,443,995	1,311,090	(567,069)	(373,753)	5,864,446
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,951,259	20,322,234	2,547,086	3,133,271	526,020	(2,228,599)	18,033,470
SA AB Small & Mid Cap Value Portfolio, Class 1	13,860	135,129	3,836,342	238,721	1,914,158	3,999	(190,496)	1,974,408
SA Emerging Markets Equity Index Portfolio, Class 1	85,893	—	3,987,195	218,298	340,727	11,377	203,355	4,079,498
SA Federated Hermes Corporate Bond Portfolio, Class 1	336,254	—	9,065,973	1,667,270	851,817	(151,725)	287,196	10,016,897
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	53,743	226,918	17,225,395	832,808	2,490,915	592,488	(556,395)	15,603,381
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	160,174	—	4,914,786	2,447,987	515,312	(2,694)	257,723	7,102,490
SA Fixed Income Index Portfolio, Class 1	273,001	—	9,630,632	642,122	954,177	(170,718)	305,545	9,453,404
SA Fixed Income Intermediate Index Portfolio, Class 1	85,469	—	3,124,447	201,836	295,155	(21,042)	93,841	3,103,927
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	330,286	160,285	16,375,516	2,278,409	2,360,059	417,372	489,309	17,200,547
SA Franklin Small Company Value Portfolio, Class 1	25,125	68,658	4,169,796	186,049	1,728,418	(317,482)	141,087	2,451,032
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	43,841	174,224	4,781,011	3,133,117	555,567	173,430	177,902	7,709,893
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	164,933	—	1,017,327	13,172,291	873,254	64,630	580,670	13,961,664
SA International Index Portfolio, Class 1	424,933	—	7,785,263	11,577,318	1,012,657	262,545	104,943	18,717,412
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	5,176,652	158,258	554,247	(369,802)	33,411	4,444,272
SA Janus Focused Growth Portfolio, Class 1	—	286,441	6,856,130	1,208,425	1,409,125	(263,412)	201,059	6,593,077
SA JPMorgan Emerging Markets Portfolio, Class 1	159,201	—	5,180,399	335,742	454,303	18,880	349,897	5,430,615
SA JPMorgan Equity-Income Portfolio, Class 1	377,674	1,085,679	16,579,062	1,942,446	5,327,549	75,525	(299,901)	12,969,583
SA JPMorgan Large Cap Core Portfolio, Class 1	51,072	1,435,195	14,012,346	1,883,964	2,920,754	230,314	(918,332)	12,287,538
SA JPMorgan MFS Core Bond Portfolio, Class 1	790,053	—	19,359,896	3,635,652	1,927,284	(295,265)	625,952	21,398,951
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	9,601,095	250,161	4,535,499	(1,739,686)	1,422,092	4,998,163
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	35,682	—	1,679,455	77,164	848,149	53,248	(24,692)	937,026
SA Large Cap Growth Index Portfolio, Class 1	127,716	762,482	21,766,235	1,611,074	2,455,069	856,335	534,408	22,312,983
SA Large Cap Index Portfolio, Class 1	445,185	1,777,745	27,330,136	10,887,402	3,303,542	1,468,447	(1,350,670)	35,031,773
SA Large Cap Value Index Portfolio, Class 1	217,271	1,612,572	18,326,832	4,670,048	1,615,363	281,531	(1,369,198)	20,293,850
SA MFS Blue Chip Growth, Class 1	13,994	1,901,853	17,994,063	2,414,423	3,985,225	(140,299)	(697,304)	15,585,658
SA MFS Massachusetts Investors Trust Portfolio, Class 1	61,085	886,501	5,900,001	1,131,483	473,232	(42,331)	(586,144)	5,929,777
SA Mid Cap Index Portfolio, Class 1	58,753	51,252	4,554,448	2,333,780	2,212,345	725,755	(938,503)	4,463,135
SA Morgan Stanley International Equities Portfolio, Class 1	261,594	—	14,678,283	726,908	1,684,097	(6,811)	630,947	14,345,230
SA PIMCO Global Bond Opportunities Portfolio, Class 1	27,132	—	100,000	2,127,132	1,100,000	8,267	33,768	1,169,167
SA PIMCO RAE International Value Portfolio, Class 1	211,341	—	6,467,615	386,292	1,600,135	(85,713)	280,877	5,448,936
SA PineBridge High-Yield Bond Portfolio, Class 1	345,546	—	5,023,530	514,732	435,373	(24,297)	(35,209)	5,043,383
SA Putnam International Growth and Income Portfolio, Class 1	332,910	326,873	13,279,082	1,018,600	5,132,178	981,241	(329,909)	9,816,836
SA Small Cap Index Portfolio, Class 1	17,833	22,131	3,278,961	2,025,016	1,726,792	43,034	(514,276)	3,105,943

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
SA Wellington Capital Appreciation Portfolio, Class 1	$—	$—	$6,102,998	$3,568,169	$730,835	$223,783	$(41,481)	$9,122,634
SA Wellington Government & Quality Bond Portfolio, Class 1	461,652	—	11,871,422	854,087	1,010,122	(221,335)	295,377	11,789,429
	$7,902,269	$18,965,162	$457,387,351	$97,924,211	$94,203,554	$(1,570,929)	$(1,215,916)	$458,321,163

†	Includes reinvestment of distributions paid.
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$253,016	$—	$6,703,760	$1,160,403	$1,051,213	$(127,099)	$269,440	$6,955,291
SA Columbia Focused Value Portfolio, Class 1	51,635	257,142	2,952,240	429,599	977,440	19,020	(157,584)	2,265,835
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,133,982	—	31,060,192	3,656,928	4,861,314	(738,477)	973,682	30,091,011
SA Multi-Managed International Equity Portfolio, Class 1	137,309	150,881	5,950,132	534,249	822,338	19,294	(40,838)	5,640,499
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	378,805	4,837,903	504,694	3,078,848	(1,098,193)	1,164,048	2,329,604
SA Multi-Managed Large Cap Value Portfolio, Class 1	64,011	379,327	5,031,071	571,677	2,705,939	(527,494)	193,378	2,562,693
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,107,629	246,932	360,221	(161,694)	185,452	1,018,098
SA Multi-Managed Mid Cap Value Portfolio, Class 1	13,212	83,940	1,766,939	164,764	752,694	56,054	(108,780)	1,126,283
SA Multi-Managed Small Cap Portfolio, Class 1	4,835	30,150	1,505,602	98,583	272,492	(87,488)	(9,742)	1,234,463
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	289,340	2,094,316	352,938	1,017,492	(317,285)	107,306	1,219,783
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	612,211	6,068,240	858,193	2,557,992	270,718	(614,253)	4,024,906
SA AB Small & Mid Cap Value Portfolio, Class 1	6,490	63,268	1,221,132	113,913	334,037	27,399	(124,437)	903,970
SA Emerging Markets Equity Index Portfolio, Class 1	11,244	—	543,895	48,343	126,871	18,538	10,282	494,187
SA Federated Hermes Corporate Bond Portfolio, Class 1	503,562	—	14,599,544	3,013,733	2,428,665	(478,720)	689,810	15,395,702
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	10,866	45,879	3,948,963	226,585	952,297	25,982	(5,878)	3,243,355
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	51,553	—	1,643,087	787,379	321,947	(78,275)	163,043	2,193,287
SA Fixed Income Index Portfolio, Class 1	429,682	—	15,178,788	1,403,693	2,504,604	(123,104)	315,186	14,269,959
SA Fixed Income Intermediate Index Portfolio, Class 1	170,968	—	6,595,793	454,515	1,215,275	(87,133)	236,363	5,984,263
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	91,918	44,607	5,236,998	319,734	1,529,919	275,324	(31,812)	4,270,325
SA Franklin Small Company Value Portfolio, Class 1	5,977	16,333	1,369,360	54,356	835,580	(184,146)	129,663	533,653
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	18,476	73,422	1,806,812	1,194,431	360,232	111,456	71,966	2,824,433
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	38,322	—	1,017,327	2,370,284	406,280	28,109	129,315	3,138,755
SA International Index Portfolio, Class 1	100,165	—	1,820,626	2,367,552	421,795	78,058	4,888	3,849,329
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,403,629	49,918	494,103	(384,584)	313,672	888,532
SA Janus Focused Growth Portfolio, Class 1	—	87,140	1,955,549	662,750	648,675	(154,779)	115,927	1,930,772
SA JPMorgan Emerging Markets Portfolio, Class 1	25,224	—	849,443	78,222	181,244	(1,557)	60,930	805,794
SA JPMorgan Equity-Income Portfolio, Class 1	104,373	300,036	5,291,369	590,376	1,812,163	26,491	(117,509)	3,978,564
SA JPMorgan Large Cap Core Portfolio, Class 1	11,915	334,829	3,485,124	468,639	816,860	107,275	(282,509)	2,961,669
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,270,219	—	33,255,112	5,730,142	5,429,816	(601,335)	1,130,675	34,084,778
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,674,763	86,291	1,049,973	(402,261)	289,661	1,598,481
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	68,934	—	2,723,816	159,043	1,185,609	73,699	(30,510)	1,740,439
SA Large Cap Growth Index Portfolio, Class 1	37,177	221,953	6,435,868	534,719	1,757,467	296,876	183,448	5,693,444
SA Large Cap Index Portfolio, Class 1	124,287	496,310	6,405,590	4,506,879	1,688,334	682,536	(620,939)	9,285,732
SA Large Cap Value Index Portfolio, Class 1	70,480	523,099	6,457,590	1,449,040	1,309,391	288,976	(657,373)	6,228,842
SA MFS Blue Chip Growth, Class 1	3,582	486,731	4,574,906	1,266,899	1,672,024	(43,774)	(179,383)	3,946,624
SA MFS Massachusetts Investors Trust Portfolio, Class 1	22,880	332,051	3,244,479	459,122	1,355,784	(99,694)	(114,701)	2,133,422
SA Mid Cap Index Portfolio, Class 1	15,315	13,360	1,444,078	684,173	624,243	186,940	(265,310)	1,425,638
SA Morgan Stanley International Equities Portfolio, Class 1	58,296	—	3,216,209	195,336	462,736	(19,401)	153,851	3,083,259
SA PIMCO Global Bond Opportunities Portfolio, Class 1	14,785	—	100,000	1,114,785	600,000	3,919	18,400	637,104
SA PIMCO RAE International Value Portfolio, Class 1	68,307	—	1,800,528	138,205	215,307	8,360	45,112	1,776,898
SA PineBridge High-Yield Bond Portfolio, Class 1	531,897	—	7,871,674	881,682	1,196,208	(64,491)	(25,021)	7,467,636
SA Putnam International Growth and Income Portfolio, Class 1	87,163	85,582	3,011,514	273,688	791,680	163,876	(12,151)	2,645,247
SA Small Cap Index Portfolio, Class 1	3,904	4,845	1,069,076	484,006	753,506	14,016	(135,705)	677,887
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	1,664,512	1,107,303	518,626	169,624	(98,194)	2,324,619
SA Wellington Government & Quality Bond Portfolio, Class 1	751,702	—	19,589,383	1,628,772	2,994,504	(647,055)	745,527	18,322,123

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
	$6,367,663	$5,311,241	$242,584,561	$43,483,468	$57,453,738	$(3,475,499)	$4,068,396	$229,207,188

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$216,783	$—	$5,425,445	$1,039,725	$946,324	$(122,415)	$243,252	$5,639,683
SA Columbia Focused Value Portfolio, Class 1	84,236	419,493	3,984,936	621,643	645,221	12,508	(270,310)	3,703,556
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	980,827	—	27,415,427	2,467,086	4,307,875	(585,892)	805,322	25,794,068
SA Multi-Managed International Equity Portfolio, Class 1	198,407	218,018	10,191,643	678,135	2,686,271	45,416	(71,199)	8,157,724
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	641,656	7,696,522	805,080	4,236,288	(1,188,606)	1,274,320	4,351,028
SA Multi-Managed Large Cap Value Portfolio, Class 1	100,229	593,952	9,560,329	880,377	5,866,229	(590,584)	48,458	4,032,351
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,474,315	539,632	616,379	(304,389)	327,237	1,420,416
SA Multi-Managed Mid Cap Value Portfolio, Class 1	20,891	132,726	2,501,408	226,337	839,446	75,306	(174,082)	1,789,523
SA Multi-Managed Small Cap Portfolio, Class 1	7,831	48,829	2,502,427	123,479	465,625	(126,947)	(27,184)	2,006,150
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	459,350	2,845,438	526,168	965,625	(302,499)	(6,881)	2,096,601
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	859,582	9,279,847	1,087,550	2,547,427	433,617	(1,107,308)	7,146,279
SA AB Small & Mid Cap Value Portfolio, Class 1	9,209	89,778	1,890,933	148,450	621,935	30,593	(165,208)	1,282,833
SA Emerging Markets Equity Index Portfolio, Class 1	19,047	—	959,869	62,282	236,580	10,554	40,826	836,951
SA Federated Hermes Corporate Bond Portfolio, Class 1	427,132	—	12,639,658	2,870,180	2,150,737	(383,338)	592,606	13,568,369
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	16,727	70,628	6,429,809	272,753	1,735,795	287,593	(245,665)	5,008,695
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	71,022	—	2,316,146	1,040,126	446,352	(32,843)	157,769	3,034,846
SA Fixed Income Index Portfolio, Class 1	373,696	—	13,540,180	1,055,853	2,352,720	(127,229)	309,340	12,425,424
SA Fixed Income Intermediate Index Portfolio, Class 1	127,395	—	5,107,210	275,158	1,025,848	(72,095)	190,264	4,474,689
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	150,589	73,080	7,651,793	424,340	1,503,447	290,951	151,089	7,014,726
SA Franklin Small Company Value Portfolio, Class 1	7,930	21,670	2,012,733	72,257	1,256,418	(258,129)	176,402	746,845
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	22,776	90,512	2,343,762	1,571,661	538,026	169,584	56,410	3,603,391
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	61,427	—	1,017,327	4,931,417	656,366	47,935	186,067	5,526,380
SA International Index Portfolio, Class 1	137,365	—	2,867,172	6,274,468	2,391,080	317,675	(359,627)	6,708,608
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,305,428	60,475	638,924	(454,493)	336,593	1,609,079
SA Janus Focused Growth Portfolio, Class 1	—	147,490	3,498,952	866,643	1,346,578	(360,766)	333,804	2,992,055
SA JPMorgan Emerging Markets Portfolio, Class 1	47,605	—	1,632,925	102,632	301,103	36,369	78,543	1,549,366
SA JPMorgan Equity-Income Portfolio, Class 1	178,343	512,673	8,163,258	894,477	2,587,195	199,795	(313,313)	6,357,022
SA JPMorgan Large Cap Core Portfolio, Class 1	21,120	593,512	6,093,565	759,843	1,289,201	187,810	(486,807)	5,265,210
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,019,946	—	27,441,872	5,161,283	4,819,148	(484,678)	989,617	28,288,946
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,249,896	101,878	1,845,096	(697,825)	534,456	2,343,309
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	62,762	—	2,297,014	126,880	869,606	53,685	(17,989)	1,589,984
SA Large Cap Growth Index Portfolio, Class 1	66,236	395,437	9,887,157	2,486,807	4,745,516	670,039	246,902	8,545,389
SA Large Cap Index Portfolio, Class 1	175,723	701,709	10,829,382	4,674,875	2,388,458	1,093,787	(957,052)	13,252,534
SA Large Cap Value Index Portfolio, Class 1	111,555	827,953	9,367,052	2,925,336	3,040,442	497,922	(1,025,450)	8,724,418
SA MFS Blue Chip Growth, Class 1	6,228	846,356	7,357,929	1,041,681	2,145,497	(91,655)	(156,409)	6,006,049
SA MFS Massachusetts Investors Trust Portfolio, Class 1	35,694	518,017	3,783,428	651,757	891,113	(80,726)	(259,342)	3,204,004
SA Mid Cap Index Portfolio, Class 1	25,211	21,992	2,423,511	804,854	1,041,658	295,666	(393,874)	2,088,499
SA Morgan Stanley International Equities Portfolio, Class 1	86,221	—	5,414,831	534,598	1,334,446	(7,808)	237,914	4,845,089
SA PIMCO Global Bond Opportunities Portfolio, Class 1	17,254	—	100,000	1,317,255	700,000	4,788	21,474	743,517
SA PIMCO RAE International Value Portfolio, Class 1	81,937	—	2,848,807	744,993	952,833	(83,875)	120,227	2,677,319
SA PineBridge High-Yield Bond Portfolio, Class 1	451,646	—	6,853,805	648,171	1,075,368	(14,040)	(55,548)	6,357,020
SA Putnam International Growth and Income Portfolio, Class 1	113,247	111,193	4,931,058	1,347,433	2,002,703	458,887	(239,117)	4,495,558
SA Small Cap Index Portfolio, Class 1	6,139	7,618	1,505,594	797,787	1,009,420	141,894	(330,212)	1,105,643
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	2,800,457	1,587,149	610,612	190,912	(83,054)	3,884,852
SA Wellington Government & Quality Bond Portfolio, Class 1	630,766	—	16,728,711	1,114,377	2,651,807	(549,507)	645,309	15,287,083
	$6,171,152	$8,403,224	$282,168,961	$56,745,341	$77,324,738	$(1,367,053)	$1,358,570	$261,581,081

†	Includes reinvestment of distributions paid.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$292,209	$—	$7,790,115	$799,176	$1,018,270	$(131,043)	$285,288	$7,725,266
SA Columbia Focused Value Portfolio, Class 1	165,752	825,442	10,073,633	1,099,089	3,234,102	81,227	(588,469)	7,431,378
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,261,963	—	35,098,342	2,949,898	4,650,100	(699,328)	954,717	33,653,529
SA Multi-Managed International Equity Portfolio, Class 1	466,293	512,383	21,827,588	1,253,707	3,577,529	277,526	(300,354)	19,480,938
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	1,274,882	14,237,266	1,387,444	8,320,531	(2,340,689)	2,727,461	7,690,951
SA Multi-Managed Large Cap Value Portfolio, Class 1	215,890	1,279,346	18,406,084	1,612,096	10,090,774	(1,213,679)	119,422	8,833,149
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,819,513	1,436,296	1,059,980	(459,296)	484,600	3,221,133
SA Multi-Managed Mid Cap Value Portfolio, Class 1	42,097	267,456	5,912,643	375,504	2,479,226	269,801	(429,222)	3,649,500
SA Multi-Managed Small Cap Portfolio, Class 1	11,757	73,309	3,760,640	132,257	449,236	(55,656)	(195,082)	3,192,923
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	937,586	5,767,441	1,000,508	1,748,981	(654,724)	(21,997)	4,342,247
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	1,733,974	17,765,596	1,951,053	3,566,488	620,987	(1,989,502)	14,781,646
SA AB Small & Mid Cap Value Portfolio, Class 1	16,236	158,293	4,055,856	218,740	1,774,006	48,272	(272,521)	2,276,341
SA Emerging Markets Equity Index Portfolio, Class 1	60,386	—	2,941,751	104,432	419,287	16,388	141,060	2,784,344
SA Federated Hermes Corporate Bond Portfolio, Class 1	595,941	—	17,183,873	3,238,189	2,306,081	(311,722)	574,479	18,378,738
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	41,277	174,284	14,834,998	408,249	2,939,386	560,835	(498,438)	12,366,258
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	144,061	—	4,794,407	1,914,144	721,716	113,242	143,632	6,243,709
SA Fixed Income Index Portfolio, Class 1	508,921	—	17,997,994	1,530,431	2,561,092	(133,579)	359,036	17,192,790
SA Fixed Income Intermediate Index Portfolio, Class 1	171,553	—	7,261,240	255,552	1,573,158	(110,491)	278,385	6,111,528
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	291,097	141,268	15,184,182	604,705	2,841,823	122,205	691,715	13,760,984
SA Franklin Small Company Value Portfolio, Class 1	23,692	64,741	3,776,773	120,970	1,483,074	(130,779)	(19,619)	2,264,271
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	42,596	169,276	5,242,697	1,797,851	808,067	252,983	155,686	6,641,150
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	141,348	—	1,017,327	10,544,750	1,059,796	80,682	493,456	11,076,419
SA International Index Portfolio, Class 1	357,993	—	6,438,156	9,366,909	1,244,649	307,291	(29,760)	14,837,947
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,620,269	50,768	1,192,619	(769,429)	524,978	3,233,967
SA Janus Focused Growth Portfolio, Class 1	—	273,489	6,909,181	1,345,402	2,634,581	(354,924)	279,548	5,544,626
SA JPMorgan Emerging Markets Portfolio, Class 1	125,725	—	4,252,637	182,355	539,084	(15,121)	315,076	4,195,863
SA JPMorgan Equity-Income Portfolio, Class 1	318,753	916,302	14,997,985	1,401,165	3,251,271	71,602	(307,846)	12,911,635
SA JPMorgan Large Cap Core Portfolio, Class 1	40,873	1,148,605	13,135,349	1,329,434	3,732,290	292,485	(846,044)	10,178,934
SA JPMorgan MFS Core Bond Portfolio, Class 1	1,432,408	—	37,749,874	8,786,517	5,245,391	(448,091)	1,195,653	42,038,562
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	8,505,482	89,128	3,934,292	(1,008,708)	715,827	4,367,437
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	91,727	—	3,530,022	125,936	1,355,092	84,250	(29,204)	2,355,912
SA Large Cap Growth Index Portfolio, Class 1	110,618	660,409	19,566,218	1,022,716	2,995,929	1,113,768	180,162	18,886,935
SA Large Cap Index Portfolio, Class 1	366,741	1,464,499	23,156,796	8,778,044	4,263,442	1,970,132	(1,775,316)	27,866,214
SA Large Cap Value Index Portfolio, Class 1	191,106	1,418,378	17,702,828	2,531,530	2,137,373	521,589	(1,467,932)	17,150,642
SA MFS Blue Chip Growth, Class 1	11,612	1,578,027	14,153,264	2,609,080	4,113,003	(94,586)	(494,706)	12,060,049
SA MFS Massachusetts Investors Trust Portfolio, Class 1	61,289	889,468	6,158,835	1,029,408	748,728	(68,910)	(549,532)	5,821,073
SA Mid Cap Index Portfolio, Class 1	47,499	41,434	3,959,258	1,933,110	2,007,598	671,274	(851,251)	3,704,793
SA Morgan Stanley International Equities Portfolio, Class 1	215,356	—	12,141,208	369,346	1,738,828	(14,513)	502,599	11,259,812
SA PIMCO Global Bond Opportunities Portfolio, Class 1	29,602	—	100,000	2,329,602	1,200,000	9,136	36,841	1,275,579
SA PIMCO RAE International Value Portfolio, Class 1	206,199	—	5,572,564	275,858	784,704	(1,551)	156,133	5,218,300
SA PineBridge High-Yield Bond Portfolio, Class 1	609,103	—	9,226,029	731,800	1,168,015	47,895	(148,394)	8,689,315
SA Putnam International Growth and Income Portfolio, Class 1	318,488	312,712	12,520,786	752,723	4,389,992	1,237,271	(620,092)	9,500,696
SA Small Cap Index Portfolio, Class 1	12,866	15,966	2,833,067	1,651,127	1,721,071	291,238	(678,670)	2,375,691
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	5,551,939	2,908,559	934,405	291,578	(94,286)	7,723,385
SA Wellington Government & Quality Bond Portfolio, Class 1	841,038	—	22,416,151	1,140,212	2,853,156	(596,308)	718,955	20,825,854
	$9,882,065	$16,331,529	$492,947,857	$85,475,770	$112,868,216	$(259,470)	$(173,528)	$465,122,413

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2025
American International Group, Inc.- Common Stock	$5,447	$—	$482,700	$—	$275,754	$69,395	$(56,557)	**

**	See Note 1 related to AIG's change in control over Corebridge.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended March 31, 2025:
Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$271
    At March 31, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Allocation Aggressive	92.29%	7.71%	—%	—%	—%	—%	—%	—%
SA Allocation Balanced	91.17	8.83	—	—	—	—	—	—
SA Allocation Moderate	91.78	8.22	—	—	—	—	—	—
SA Allocation Moderately Aggressive	92.03	7.97	—	—	—	—	—	—
SA American Century Inflation Managed	60.24	4.00	0.80	1.30	1.06	1.45	9.15	22.00
SA Columbia Focused Value	6.91	0.11	3.41	0.87	1.42	2.86	38.02	46.40
SA Franklin Allocation Moderately Aggressive	93.99	6.01	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2.97	0.03	2.84	4.69	4.02	5.25	20.62	59.58
SA Multi-Managed Growth	98.82	1.18	—	—	—	—	—	—
SA Multi-Managed Income	99.08	0.92	—	—	—	—	—	—
SA Multi-Managed Income/Equity	99.55	0.45	—	—	—	—	—	—
SA Multi-Managed International Equity	8.68	0.20	10.16	2.28	3.30	7.89	23.59	43.90
SA Multi-Managed Large Cap Growth	20.53	0.10	4.50	0.94	1.75	3.10	27.73	41.35
SA Multi-Managed Large Cap Value	10.44	0.07	3.22	0.85	1.33	2.92	37.15	44.02
SA Multi-Managed Mid Cap Growth	24.40	0.43	2.78	0.66	0.92	2.09	32.34	36.38
SA Multi-Managed Mid Cap Value	16.62	0.14	2.43	0.63	1.00	2.04	22.60	54.54
SA Multi-Managed Moderate Growth	99.39	0.61	—	—	—	—	—	—
SA Multi-Managed Small Cap	16.40	0.24	3.65	0.99	1.60	2.55	42.06	32.51
SA T. Rowe Price Growth Stock	33.92	0.28	3.11	0.65	1.11	2.30	12.21	46.42
    The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2025, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Multi-Managed Mid Cap Growth	$177,880	$—	$—
SA Multi-Managed Mid Cap Value	17,843	64,267	28,552
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Multi-Managed International Equity Portfolio.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi- Managed Diversified Fixed Income Portfolios’ concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended March 31, 2025, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 03/31/25
SA Franklin Allocation Moderately Aggressive	19	$1,010	$334,211	5.84%	$—
SA Multi-Managed Diversified Fixed Income	2	161	487,500	5.93	—
SA Multi-Managed International Equity	37	1,887	293,243	6.33	—
SA Multi-Managed Large Cap Growth	35	6,721	1,114,286	6.22	—
SA Multi-Managed Large Cap Value	28	5,407	1,057,142	6.52	—
SA Multi-Managed Mid Cap Value	2	189	550,000	6.18	—
SA Multi-Managed Small Cap	9	290	197,222	6.04	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2025, none of the Portfolios participated in this program.
Note 12 — Portfolio Mergers
    The Board of the Trust and of SAST, on behalf of each of the Portfolios below (each, a “Target Portfolio”), each determined that it was in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Acquiring Portfolio”) of the Trust or SAST, as shown in the table below.  The reorganization was effective April 28, 2025.  Following the reorganization, 14 Portfolios are offered by the Trust.
Target Funds	Acquiring Funds
SA Multi-Managed Growth Portfolio, a series of SST	SA Allocation Aggressive Portfolio, a series of SST
SA Multi-Managed Income Portfolio, a series of SST	SA Allocation Balanced Portfolio, a series of SST
SA Multi-Managed Income/Equity Portfolio, a series of SST	SA Allocation Moderate Portfolio, a series of SST
SA Multi-Managed Moderate Growth Portfolio, a series of SST	SA Allocation Moderately Aggressive Portfolio, a series of SST
SA T. Rowe Growth Stock Portfolio, a series of SST	SA MFS Blue Chip Growth Portfolio, a series of SAST

Seasons Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Aggressive Portfolio — Class 1(3),(4)
03/31/21	$11.89	$0.23	$5.31	$5.54	$(0.16)	$(0.64)	$(0.80)	$16.63	46.76%	$228	0.14%	0.13%	1.57%	29%
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.13	0.12	0.45	10
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.13	0.12	1.40	15
03/31/24	13.96	0.11	2.32	2.43	(0.34)	(1.28)	(1.62)	14.77	18.74	1,112	0.13	0.12	0.76	13
03/31/25	14.77	0.24	0.55	0.79	(0.22)	(0.29)	(0.51)	15.05	5.18	1,088	0.13	0.12	1.57	15
SA Allocation Aggressive Portfolio — Class 3(3),(4)
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.39	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.38	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.38	0.37	1.18	15
03/31/24	13.86	0.18	2.22	2.40	(0.31)	(1.28)	(1.59)	14.67	18.61	456,061	0.38	0.37	1.30	13
03/31/25	14.67	0.20	0.53	0.73	(0.18)	(0.29)	(0.47)	14.93	4.85	457,009	0.38	0.37	1.32	15
SA Allocation Balanced Portfolio — Class 1(3)
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.14	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.14	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.15	0.14	0.89	14
03/31/24	8.99	0.15	0.77	0.92	(0.23)	(0.49)	(0.72)	9.19	10.85	39	0.15	0.14	1.66	15
03/31/25	9.19	0.24	0.23	0.47	(0.20)	—	(0.20)	9.46	5.03	40	0.15	0.14	2.51	13
SA Allocation Balanced Portfolio — Class 3(3)
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.39	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.39	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.40	0.39	1.45	14
03/31/24	9.00	0.17	0.73	0.90	(0.21)	(0.49)	(0.70)	9.20	10.56	242,408	0.40	0.39	1.85	15
03/31/25	9.20	0.21	0.23	0.44	(0.17)	—	(0.17)	9.47	4.77	229,028	0.40	0.39	2.25	13

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Growth Portfolio.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Moderate Portfolio — Class 1(3)
03/31/21	$9.40	$0.19	$2.79	$2.98	$—	$(0.45)	$(0.45)	$11.93	31.78%	$117	0.14%	0.13%	1.72%	24%
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.13	0.12	1.46	12
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.14	0.13	1.90	13
03/31/24	9.52	0.18	1.07	1.25	(0.25)	(0.69)	(0.94)	9.83	14.01	147	0.14	0.13	1.90	12
03/31/25	9.83	0.21	0.29	0.50	(0.19)	(0.09)	(0.28)	10.05	5.06	152	0.14	0.13	2.12	15
SA Allocation Moderate Portfolio — Class 3(3)
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.39	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.38	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.39	0.38	1.36	13
03/31/24	9.49	0.16	1.06	1.22	(0.23)	(0.69)	(0.92)	9.79	13.65	281,870	0.39	0.38	1.62	12
03/31/25	9.79	0.19	0.29	0.48	(0.17)	(0.09)	(0.26)	10.01	4.82	261,278	0.39	0.38	1.84	15
SA Allocation Moderately Aggressive Portfolio — Class 1(3),(4)
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.13	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13	0.12	1.31	12
03/31/24	9.63	0.17	1.26	1.43	(0.26)	(0.79)	(1.05)	10.01	15.90	290	0.13	0.12	1.77	9
03/31/25	10.01	0.20	0.34	0.54	(0.18)	(0.18)	(0.36)	10.19	5.22	297	0.13	0.12	1.93	12
SA Allocation Moderately Aggressive Portfolio — Class 3(3),(4)
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.38	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38	0.37	1.31	12
03/31/24	9.59	0.14	1.26	1.40	(0.23)	(0.79)	(1.02)	9.97	15.67	492,430	0.38	0.37	1.49	9
03/31/25	9.97	0.17	0.34	0.51	(0.15)	(0.18)	(0.33)	10.15	5.00	464,598	0.38	0.37	1.66	12

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Prior to April 28, 2025, the Portfolio was known as SA Allocation Moderate Growth Portfolio.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Century Inflation Managed Portfolio — Class 1(3)
03/31/21	$9.69	$0.04	$0.71	$0.75	$(0.29)	$(0.08)	$(0.37)	$10.07	7.71%	$252,182	0.64%	0.59%	0.42%	43%
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.64	0.59	3.51	109
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.65	0.59	4.48	57
03/31/24	9.13	0.31	(0.32)	(0.01)	(0.45)	—	(0.45)	8.67	0.02	188,687	0.64	0.58	3.47	30
03/31/25	8.67	0.32	0.17	0.49	(0.33)	—	(0.33)	8.83	5.78	191,106	0.65	0.59	3.69	48
SA American Century Inflation Managed Portfolio — Class 3(3)
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.89	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.89	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.90	0.84	4.20	57
03/31/24	9.03	0.28	(0.31)	(0.03)	(0.43)	—	(0.43)	8.57	(0.26)	378,399	0.89	0.83	3.16	30
03/31/25	8.57	0.30	0.17	0.47	(0.31)	—	(0.31)	8.73	5.57	339,136	0.90	0.84	3.45	48
SA Columbia Focused Value Portfolio — Class 1
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	1.04	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	1.02	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	1.04	0.72	1.58	14
03/31/24	19.42	0.35	2.46	2.81	(0.32)	(1.23)	(1.55)	20.68	15.55	312,106	1.04	0.72	1.80	13
03/31/25	20.68	0.35	1.04	1.39	(0.47)	(2.36)	(2.83)	19.24	6.42	241,750	1.05	0.73	1.67	27
SA Columbia Focused Value Portfolio — Class 2
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	1.19	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	1.17	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	1.19	0.87	1.44	14
03/31/24	19.48	0.32	2.46	2.78	(0.28)	(1.23)	(1.51)	20.75	15.35	12,369	1.19	0.87	1.65	13
03/31/25	20.75	0.31	1.06	1.37	(0.44)	(2.36)	(2.80)	19.32	6.29	11,237	1.20	0.88	1.51	27
SA Columbia Focused Value Portfolio — Class 3
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	1.29	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	1.27	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	1.29	0.97	1.34	14
03/31/24	19.50	0.30	2.46	2.76	(0.26)	(1.23)	(1.49)	20.77	15.19	7,285	1.29	0.97	1.55	13
03/31/25	20.77	0.29	1.06	1.35	(0.42)	(2.36)	(2.78)	19.34	6.18	7,070	1.30	0.98	1.40	27

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA American Century Inflation Protection Portfolio.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Allocation Moderately Aggressive Portfolio — Class 1(3)
03/31/21	$9.95	$0.16	$4.41	$4.57	$(0.18)	$—	$(0.18)	$14.34	45.93%	$16,639	1.01%	0.86%	1.29%	77%
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	1.00	0.85	1.00	102
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)	10,266	1.05	0.90	1.53	50
03/31/24	10.79	0.18	2.42	2.60	(0.21)	—	(0.21)	13.18	24.31	11,616	1.08	0.93	1.53	60
03/31/25	13.18	0.21	0.77	0.98	(0.22)	—	(0.22)	13.94	7.33	10,602	1.07	0.91	1.51	69(4)
SA Franklin Allocation Moderately Aggressive Portfolio — Class 2(3)
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.16	1.01	1.14	77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.15	1.00	0.85	102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)	35,792	1.20	1.05	1.37	50
03/31/24	10.80	0.16	2.42	2.58	(0.19)	—	(0.19)	13.19	24.08	36,881	1.23	1.08	1.38	60
03/31/25	13.19	0.19	0.78	0.97	(0.20)	—	(0.20)	13.96	7.24	33,584	1.22	1.06	1.36	69(4)
SA Franklin Allocation Moderately Aggressive Portfolio — Class 3(3)
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.26	1.11	1.04	77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.25	1.10	0.75	102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)	135,871	1.30	1.15	1.28	50
03/31/24	10.74	0.15	2.39	2.54	(0.18)	—	(0.18)	13.10	23.85	158,490	1.33	1.18	1.28	60
03/31/25	13.10	0.17	0.78	0.95	(0.19)	—	(0.19)	13.86	7.15	155,162	1.32	1.16	1.26	69(4)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 1
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68	0.68	1.88	41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	0.68	1.68	39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70	0.70	2.09	38
03/31/24	10.05	0.33	(0.09)	0.24	(0.25)	—	(0.25)	10.04	2.40	662,603	0.71	0.71	3.34	36
03/31/25	10.04	0.35	0.11	0.46	(0.38)	—	(0.38)	10.12	4.60	623,624	0.72(5)	0.72(5)	3.40	40(4)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 2
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84	0.84	1.73	41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	0.83	1.53	39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85	0.85	1.93	38
03/31/24	10.05	0.32	(0.10)	0.22	(0.23)	—	(0.23)	10.04	2.22	13,130	0.86	0.86	3.20	36
03/31/25	10.04	0.33	0.12	0.45	(0.36)	—	(0.36)	10.13	4.53	12,085	0.87(5)	0.87(5)	3.26	40(4)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 3
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94	0.94	1.64	41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	0.93	1.43	39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95	0.95	1.83	38
03/31/24	10.00	0.31	(0.09)	0.22	(0.22)	—	(0.22)	10.00	2.22	6,595	0.96	0.96	3.09	36
03/31/25	10.00	0.32	0.11	0.43	(0.35)	—	(0.35)	10.08	4.31	5,834	0.97(5)	0.97(5)	3.16	40(4)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA Putnam Asset Allocation Diversified Growth Portfolio.
(4)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/21	03/22	03/23	03/24	03/25
SA Franklin Allocation Moderately Aggressive Portfolio	N/A	N/A	N/A	N/A	93%
SA Multi-Managed Diversified Fixed Income Portfolio	N/A	N/A	N/A	N/A	260
(5)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Growth Portfolio — Class 1
03/31/21	$13.95	$(0.06)	$9.41	$9.35	$—	$(2.86)	$(2.86)	$20.44	66.89%	$11,451	1.34%	1.27%	(0.30)%	74%
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.34	1.27	(0.38)	68
03/31/23	13.20	0.01	(2.44)	(2.43)	—	(1.86)	(1.86)	8.91	(17.37)	7,458	1.54	1.25	0.12	61
03/31/24	8.91	0.04	1.90	1.94	—	—	—	10.85	21.77	8,804	1.78	1.08	0.41	54
03/31/25	10.85	0.05	0.77	0.82	(0.03)	—	(0.03)	11.64	7.50	8,271	1.94(3)	1.08(3)	0.47	67(4)
SA Multi-Managed Growth Portfolio — Class 2
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.49	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.49	1.42	(0.53)	68
03/31/23	13.14	(0.00)	(2.43)	(2.43)	—	(1.86)	(1.86)	8.85	(17.44)	13,950	1.69	1.40	(0.03)	61
03/31/24	8.85	0.02	1.88	1.90	—	—	—	10.75	21.47	15,307	1.93	1.23	0.26	54
03/31/25	10.75	0.04	0.75	0.79	(0.01)	—	(0.01)	11.53	7.34	13,819	2.09(3)	1.23(3)	0.32	67(4)
SA Multi-Managed Growth Portfolio — Class 3
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.59	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.59	1.52	(0.63)	68
03/31/23	13.06	(0.01)	(2.42)	(2.43)	—	(1.86)	(1.86)	8.77	(17.56)	13,276	1.79	1.50	(0.13)	61
03/31/24	8.77	0.02	1.86	1.88	—	—	—	10.65	21.44	14,610	2.03	1.33	0.16	54
03/31/25	10.65	0.02	0.75	0.77	(0.00)	—	—	11.42	7.24	13,565	2.18(3)	1.33(3)	0.22	67(4)
SA Multi-Managed Income Portfolio — Class 1
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.27	1.24	0.90	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.26	1.23	1.02	41
03/31/23	9.70	0.17	(1.02)	(0.85)	(0.15)	(0.32)	(0.47)	8.38	(8.61)	2,987	1.44	1.25	1.96	48
03/31/24	8.38	0.22	0.39	0.61	(0.18)	—	(0.18)	8.81	7.35	3,242	1.76	1.17	2.64	43
03/31/25	8.81	0.24	0.34	0.58	(0.25)	—	(0.25)	9.14	6.54	3,228	2.06(3)	1.14(3)	2.62	47(4)
SA Multi-Managed Income Portfolio — Class 2
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.42	1.39	0.74	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.41	1.38	0.87	41
03/31/23	9.69	0.16	(1.03)	(0.87)	(0.13)	(0.32)	(0.45)	8.37	(8.82)	16,079	1.59	1.40	1.81	48
03/31/24	8.37	0.21	0.39	0.60	(0.16)	—	(0.16)	8.81	7.29	15,472	1.90	1.32	2.49	43
03/31/25	8.81	0.22	0.35	0.57	(0.24)	—	(0.24)	9.14	6.38	13,957	2.20(3)	1.29(3)	2.48	47(4)
SA Multi-Managed Income Portfolio — Class 3
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.52	1.49	0.65	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.51	1.48	0.77	41
03/31/23	9.69	0.15	(1.02)	(0.87)	(0.12)	(0.32)	(0.44)	8.38	(8.85)	9,397	1.69	1.50	1.71	48
03/31/24	8.38	0.20	0.39	0.59	(0.16)	—	(0.16)	8.81	7.07	9,917	2.01	1.42	2.39	43
03/31/25	8.81	0.21	0.35	0.56	(0.23)	—	(0.23)	9.14	6.28	9,290	2.30(3)	1.39(3)	2.37	47(4)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes interest expense of 0.01% relating to derivative or other investment activity.
(4)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/21	03/22	03/23	03/24	03/25
SA Multi-Managed Growth Portfolio	N/A	N/A	N/A	N/A	121%
SA Multi-Managed Income Portfolio	N/A	N/A	N/A	N/A	231
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Income/Equity Portfolio — Class 1
03/31/21	$10.77	$0.07	$3.10	$3.17	$(0.19)	$(1.33)	$(1.52)	$12.42	28.99%	$7,846	1.19%	1.15%	0.55%	60%
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.19	1.15	0.64	47
03/31/23	9.24	0.12	(1.24)	(1.12)	(0.07)	(0.54)	(0.61)	7.51	(11.79)	4,453	1.35	1.18	1.47	52
03/31/24	7.51	0.15	0.73	0.88	(0.11)	—	(0.11)	8.28	11.77	4,578	1.56	1.14	1.96	46
03/31/25	8.28	0.17	0.52	0.69	(0.16)	—	(0.16)	8.81	8.29	4,526	1.75	1.13	1.99	57(3)
SA Multi-Managed Income/Equity Portfolio — Class 2
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.34	1.30	0.40	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.34	1.30	0.49	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.05)	(0.54)	(0.59)	7.51	(11.90)	19,375	1.50	1.33	1.32	52
03/31/24	7.51	0.14	0.71	0.85	(0.09)	—	(0.09)	8.27	11.46	20,134	1.71	1.29	1.81	46
03/31/25	8.27	0.16	0.52	0.68	(0.15)	—	(0.15)	8.80	8.15	18,596	1.90	1.28	1.84	57(3)
SA Multi-Managed Income/Equity Portfolio — Class 3
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.44	1.40	0.30	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.44	1.40	0.39	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.04)	(0.54)	(0.58)	7.52	(11.91)	12,519	1.60	1.43	1.22	52
03/31/24	7.52	0.13	0.72	0.85	(0.09)	—	(0.09)	8.28	11.35	13,910	1.81	1.39	1.71	46
03/31/25	8.28	0.15	0.52	0.67	(0.14)	—	(0.14)	8.81	8.05	12,727	2.00	1.38	1.74	57(3)
SA Multi-Managed International Equity Portfolio — Class 1
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	1.01	0.97	1.27	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.04	1.00	1.55	18
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.07	1.03	2.03	13
03/31/24	8.24	0.15	0.90	1.05	(0.20)	(0.03)	(0.23)	9.06	12.91	278,507	1.08	1.04	1.77	15
03/31/25	9.06	0.16	0.25	0.41	(0.22)	(0.24)	(0.46)	9.01	4.64	225,647	1.08	1.04	1.72	16
SA Multi-Managed International Equity Portfolio — Class 2
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.16	1.12	1.15	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.19	1.15	1.41	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.22	1.18	1.89	13
03/31/24	8.26	0.14	0.90	1.04	(0.18)	(0.03)	(0.21)	9.09	12.81	13,892	1.23	1.19	1.64	15
03/31/25	9.09	0.14	0.26	0.40	(0.20)	(0.24)	(0.44)	9.05	4.56	12,434	1.23	1.19	1.57	16
SA Multi-Managed International Equity Portfolio — Class 3
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.26	1.22	1.04	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.29	1.25	1.31	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.32	1.28	1.78	13
03/31/24	8.24	0.13	0.89	1.02	(0.17)	(0.03)	(0.20)	9.06	12.61	9,537	1.33	1.29	1.51	15
03/31/25	9.06	0.13	0.26	0.39	(0.20)	(0.24)	(0.44)	9.01	4.37	8,854	1.33	1.29	1.44	16

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/21	03/22	03/23	03/24	03/25
SA Multi-Managed Income/Equity Portfolio	N/A	N/A	N/A	N/A	189%
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio — Class 1
03/31/21	$12.26	$(0.02)	$8.73	$8.71	$(0.04)	$(2.47)	$(2.51)	$18.46	71.02%	$450,154	0.81%	0.73%	(0.13)%	45%
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.81	0.73	(0.29)	42
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.84	0.77	(0.04)	46
03/31/24	9.68	(0.01)	3.20	3.19	—	(0.03)	(0.03)	12.84	33.05	310,954	0.85	0.78	(0.09)	39
03/31/25	12.84	(0.04)	1.79	1.75	—	(1.76)	(1.76)	12.83	12.08(3)	201,677	0.86	0.79	(0.27)	47
SA Multi-Managed Large Cap Growth Portfolio — Class 2
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.96	0.88	(0.28)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.96	0.88	(0.44)	42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.99	0.92	(0.19)	46
03/31/24	9.18	(0.03)	3.04	3.01	—	(0.03)	(0.03)	12.16	32.89	28,823	1.00	0.93	(0.24)	39
03/31/25	12.16	(0.05)	1.69	1.64	—	(1.76)	(1.76)	12.04	11.85(3)	27,739	1.01	0.94	(0.42)	47
SA Multi-Managed Large Cap Growth Portfolio — Class 3
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	1.06	0.98	(0.38)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	1.06	0.98	(0.54)	42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.09	1.02	(0.29)	46
03/31/24	8.93	(0.03)	2.94	2.91	—	(0.03)	(0.03)	11.81	32.69	15,926	1.10	1.03	(0.34)	39
03/31/25	11.81	(0.06)	1.65	1.59	—	(1.76)	(1.76)	11.64	11.77(3)	15,494	1.11	1.04	(0.52)	47
SA Multi-Managed Large Cap Value Portfolio — Class 1
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	0.80	1.60	39
03/31/24	13.75	0.21	2.08	2.29	(0.32)	(1.99)	(2.31)	13.73	18.53	489,636	0.82	0.82	1.55	39
03/31/25	13.73	0.20	0.61	0.81	(0.34)	(2.03)	(2.37)	12.17	5.28	273,355	0.85	0.85	1.48	41
SA Multi-Managed Large Cap Value Portfolio — Class 2
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	0.95	1.46	39
03/31/24	13.73	0.19	2.08	2.27	(0.30)	(1.99)	(2.29)	13.71	18.35	20,951	0.97	0.97	1.40	39
03/31/25	13.71	0.18	0.61	0.79	(0.32)	(2.03)	(2.35)	12.15	5.14	19,723	1.00	1.00	1.32	41
SA Multi-Managed Large Cap Value Portfolio — Class 3
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.05	1.36	39
03/31/24	13.74	0.18	2.08	2.26	(0.28)	(1.99)	(2.27)	13.73	18.28	9,502	1.07	1.07	1.30	39
03/31/25	13.73	0.16	0.61	0.77	(0.31)	(2.03)	(2.34)	12.16	4.94	8,920	1.10	1.10	1.22	41

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.09% for Class 1 and Class 2 and 0.10% for Class 3 from the reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Mid Cap Growth Portfolio — Class 1
03/31/21	$15.45	$(0.13)	$12.47	$12.34	$—	$(2.84)	$(2.84)	$24.95	79.25%	$199,683	0.94%	0.94%	(0.56)%	65%
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	0.94	(0.56)	60
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	0.97	(0.20)	48
03/31/24	10.94	(0.04)	2.63	2.59	—	—	—	13.53	23.67	134,582	0.99	0.99	(0.34)	66
03/31/25	13.53	(0.07)	0.44	0.37	—	—	—	13.90	2.73	117,917	0.98	0.98	(0.48)	83
SA Multi-Managed Mid Cap Growth Portfolio — Class 2
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	1.12	(0.35)	48
03/31/24	9.53	(0.05)	2.29	2.24	—	—	—	11.77	23.50	21,090	1.14	1.14	(0.49)	66
03/31/25	11.77	(0.08)	0.38	0.30	—	—	—	12.07	2.55	19,349	1.13	1.13	(0.63)	83
SA Multi-Managed Mid Cap Growth Portfolio — Class 3
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	1.22	(0.45)	48
03/31/24	8.73	(0.05)	2.09	2.04	—	—	—	10.77	23.37	12,328	1.24	1.24	(0.59)	66
03/31/25	10.77	(0.08)	0.35	0.27	—	—	—	11.04	2.51	10,988	1.23	1.23	(0.73)	83
SA Multi-Managed Mid Cap Value Portfolio — Class 1
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95	0.95	0.92	29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.95	0.67	29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96	0.96	1.17	31
03/31/24	15.58	0.17	3.19	3.36	(0.21)	(1.27)	(1.48)	17.46	23.09	181,250	0.98	0.98	1.04	28
03/31/25	17.46	0.17	0.18	0.35	(0.20)	(1.25)	(1.45)	16.36	1.30	151,181	0.98	0.98	0.97	34
SA Multi-Managed Mid Cap Value Portfolio — Class 2
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10	1.10	0.77	29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	1.10	0.51	29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11	1.11	1.02	31
03/31/24	15.53	0.14	3.17	3.31	(0.18)	(1.27)	(1.45)	17.39	22.83	19,927	1.12	1.12	0.89	28
03/31/25	17.39	0.14	0.18	0.32	(0.17)	(1.25)	(1.42)	16.29	1.16	17,884	1.13	1.13	0.83	34
SA Multi-Managed Mid Cap Value Portfolio — Class 3
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20	1.20	0.67	29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	1.20	0.41	29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21	1.21	0.92	31
03/31/24	15.49	0.12	3.17	3.29	(0.16)	(1.27)	(1.43)	17.35	22.72	10,703	1.23	1.23	0.79	28
03/31/25	17.35	0.13	0.18	0.31	(0.15)	(1.25)	(1.40)	16.26	1.12	9,700	1.23	1.23	0.73	34

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio — Class 1
03/31/21	$11.17	$0.02	$5.90	$5.92	$(0.11)	$(1.67)	$(1.78)	$15.31	52.85%	$10,509	1.15%	1.10%	0.16%	70%
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.14	1.09	0.16	60
03/31/23	10.74	0.06	(1.63)	(1.57)	—	(1.17)	(1.17)	8.00	(14.01)	6,500	1.27	1.11	0.75	59
03/31/24	8.00	0.09	1.33	1.42	(0.05)	—	(0.05)	9.37	17.75	7,248	1.44	1.04	1.08	51
03/31/25	9.37	0.11	0.52	0.63	(0.09)	—	(0.09)	9.91	6.66	5,474	1.55	1.04	1.12	64(3)
SA Multi-Managed Moderate Growth Portfolio — Class 2
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.30	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.29	1.24	0.01	60
03/31/23	10.72	0.05	(1.64)	(1.59)	—	(1.17)	(1.17)	7.96	(14.24)	28,876	1.42	1.26	0.60	59
03/31/24	7.96	0.08	1.32	1.40	(0.03)	—	(0.03)	9.33	17.65	30,143	1.58	1.19	0.93	51
03/31/25	9.33	0.09	0.52	0.61	(0.08)	—	(0.08)	9.86	6.44	26,908	1.70	1.19	0.97	64(3)
SA Multi-Managed Moderate Growth Portfolio — Class 3
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.40	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.39	1.34	(0.09)	60
03/31/23	10.70	0.04	(1.63)	(1.59)	—	(1.17)	(1.17)	7.94	(14.26)	22,749	1.52	1.36	0.50	59
03/31/24	7.94	0.07	1.31	1.38	(0.02)	—	(0.02)	9.30	17.45	23,744	1.68	1.29	0.82	51
03/31/25	9.30	0.08	0.52	0.60	(0.07)	—	(0.07)	9.83	6.37	22,298	1.80	1.29	0.87	64(3)
SA Multi-Managed Small Cap Portfolio — Class 1
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	0.95	0.26	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	0.94	0.15	50
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	0.96	0.39	41
03/31/24	10.09	0.03	1.54	1.57	(0.05)	(0.34)	(0.39)	11.27	16.06	146,630	1.01	1.01	0.31	47
03/31/25	11.27	0.03	(0.56)	(0.53)	(0.04)	(0.24)	(0.28)	10.46	(5.11)	105,661	0.99	0.99	0.23	57
SA Multi-Managed Small Cap Portfolio — Class 2
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	1.10	0.11	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	1.09	0.00	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	1.11	0.24	41
03/31/24	9.62	0.02	1.46	1.48	(0.03)	(0.34)	(0.37)	10.73	15.92	12,743	1.16	1.16	0.16	47
03/31/25	10.73	0.01	(0.53)	(0.52)	(0.02)	(0.24)	(0.26)	9.95	(5.21)	11,087	1.15	1.15	0.08	57
SA Multi-Managed Small Cap Portfolio — Class 3
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	1.20	0.01	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	1.19	(0.10)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	1.21	0.14	41
03/31/24	9.32	0.01	1.41	1.42	(0.02)	(0.34)	(0.36)	10.38	15.77	8,432	1.26	1.26	0.06	47
03/31/25	10.38	(0.00)	(0.51)	(0.51)	(0.01)	(0.24)	(0.25)	9.62	(5.28)	7,364	1.25	1.25	(0.02)	57

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/21	03/22	03/23	03/24	03/25
SA Multi-Managed Moderate Growth Portfolio	N/A	N/A	N/A	N/A	150%
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio — Class 1
03/31/21	$19.91	$(0.13)	$12.91	$12.78	$(0.01)	$(2.96)	$(2.97)	$29.72	64.68%	$364,073	0.87%	0.87%	(0.46)%	32%
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87	0.87	(0.58)	30
03/31/23	23.89	(0.07)	(4.61)	(4.68)	—	(2.89)	(2.89)	16.32	(18.44)	221,588	0.90	0.90	(0.40)	26
03/31/24	16.32	(0.08)	6.57	6.49	—	(0.80)	(0.80)	22.01	40.52	210,593	0.92	0.90	(0.40)	25
03/31/25	22.01	(0.10)	1.56	1.46	—	(4.78)	(4.78)	18.69	3.88	132,667	0.96	0.91	(0.46)	40
SA T. Rowe Price Growth Stock Portfolio — Class 2
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02	1.02	(0.61)	32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02	1.02	(0.73)	30
03/31/23	22.44	(0.09)	(4.35)	(4.44)	—	(2.89)	(2.89)	15.11	(18.56)	28,749	1.05	1.05	(0.55)	26
03/31/24	15.11	(0.10)	6.06	5.96	—	(0.80)	(0.80)	20.27	40.25	29,405	1.07	1.05	(0.55)	25
03/31/25	20.27	(0.13)	1.50	1.37	—	(4.78)	(4.78)	16.86	3.77	26,792	1.12	1.07	(0.62)	40
SA T. Rowe Price Growth Stock Portfolio — Class 3
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12	1.12	(0.71)	32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12	1.12	(0.83)	30
03/31/23	21.55	(0.10)	(4.19)	(4.29)	—	(2.89)	(2.89)	14.37	(18.64)	22,304	1.15	1.15	(0.65)	26
03/31/24	14.37	(0.11)	5.76	5.65	—	(0.80)	(0.80)	19.22	40.17	23,555	1.17	1.15	(0.65)	25
03/31/25	19.22	(0.14)	1.45	1.31	—	(4.78)	(4.78)	15.75	3.65	22,160	1.22	1.17	(0.72)	40

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

Seasons Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Seasons Series Trust and Shareholders of each of the portfolios listed in the table below
Opinions on the Financial Statements
    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (constituting Seasons Series Trust, hereafter collectively referred to as the “Portfolios”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Seasons Series Trust
SA Allocation Aggressive Portfolio (formerly SA Allocation Growth Portfolio)
SA Allocation Balanced Portfolio
SA Allocation Moderate Portfolio
SA Allocation Moderately Aggressive Portfolio (formerly SA Allocation Moderate Growth Portfolio)
SA American Century Inflation Managed Portfolio (formerly SA American Century Inflation Protection Portfolio)
SA Columbia Focused Value Portfolio
SA Franklin Allocation Moderately Aggressive Portfolio (formerly SA Putnam Asset Allocation Diversified Growth Portfolio)
SA Multi-Managed Diversified Fixed Income Portfolio
SA Multi-Managed Growth Portfolio
SA Multi-Managed Income Portfolio
SA Multi-Managed Income/Equity Portfolio
SA Multi-Managed International Equity Portfolio
SA Multi-Managed Large Cap Growth Portfolio
SA Multi-Managed Large Cap Value Portfolio
SA Multi-Managed Mid Cap Growth Portfolio
SA Multi-Managed Mid Cap Value Portfolio
SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Small Cap Portfolio
SA T. Rowe Price Growth Stock Portfolio

Basis for Opinions
    These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
    We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
    Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers, selling or agent banks and portfolio companies; when replies were not received from brokers or selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
May 28, 2025
We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

Seasons Series Trust
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding  Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the taxable year ended March 31, 2025.
    During the year ended March 31, 2025, the Portfolio paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Portfolio	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA Allocation Aggressive Portfolio*	$8,889,785	$422,582	$1,785,398	42.24%
SA Allocation Balanced Portfolio*	—	102,386	416,225	17.88
SA Allocation Moderate Portfolio*	2,528,532	141,877	585,796	26.27
SA Allocation Moderately Aggressive Portfolio*	8,130,750	361,379	1,517,592	31.39
SA American Century Inflation Managed Portfolio	—	—	—	—
SA Columbia Focused Value Portfolio	29,318,247	—	—	100.00
SA Franklin Allocation Moderately Aggressive Portfolio	—	—	—	52.88
SA Multi-Managed Diversified Fixed Income Portfolio	—	—	—	—
SA Multi-Managed Growth Portfolio	—	—	—	100.00
SA Multi-Managed Income Portfolio	—	—	—	0.37
SA Multi-Managed Income/Equity Portfolio	—	—	—	1.02
SA Multi-Managed International Equity Portfolio*	5,231,910	903,364	8,243,431	0.54
SA Multi-Managed Large Cap Growth Portfolio	35,639,571	—	—	100.00
SA Multi-Managed Large Cap Value Portfolio	24,033,811	—	—	31.11
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	12,309,606	—	—	95.41
SA Multi-Managed Moderate Growth Portfolio	—	—	—	21.41
SA Multi-Managed Small Cap Portfolio	2,192,331	—	—	100.00
SA T. Rowe Price Growth Stock Portfolio	39,648,957	—	—	54.28

*	The Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

Seasons Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

Seasons Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

Seasons Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on October 9, 2024, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”):  American Century Investment Management, Inc. (“American Century”), Columbia Management Investment Advisers, LLC (“Columbia”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).  In addition, the Board approved an amended Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC (“Putnam”), with respect to the SA Putnam Asset Allocation Diversified Growth Portfolio, as well as a second subadvisory agreement between SunAmerica and Putnam with respect to that Portfolio, which will take effect upon an anticipated future change of control of SunAmerica and ensure that management of the Portfolio continues uninterrupted. The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”
    In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts.  Those factors included:
(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;
(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;
(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and
(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.
    In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.
    Nature, Extent and Quality of Services.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers.  In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
    The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent.  The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio.  The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.
    In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.  The Board also considered the compensation program for SunAmerica’s investment professionals.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis.  In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  The Board reviewed each Subadviser’s history, structure and size, and investment experience.  The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.
    The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.
    The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services.  The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.  The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients.  The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.
    The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio.  Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.
    To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management.  The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.  Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.  Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.
    The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds.  The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2024 from Broadridge and performance information as of June 30, 2024 from management.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio.  The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.
    As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations.  It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.  The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.
•	SA Allocation Balanced Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were slightly above the median of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA Allocation Growth Portfolio (advised by SunAmerica). The Board considered that the Portfolio’s actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, five- and ten-year periods and at the median for the three-year period.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Allocation Moderate Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and at the medians for the three-, five- and ten-year periods.
•	SA Allocation Moderate Growth Portfolio (advised by SunAmerica). The Board considered that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods and at the median for the five-year period.  The Board took into consideration management’s discussion of the Portfolio’s performance.
•	SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.
    The Board also considered that the Portfolio performed below its benchmark index for the one- and three-year periods and above that index for the five- and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management’s discussion of the Portfolio’s performance.
•	SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board also considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board noted that the Portfolio performed below the median of its Performance Group for the same periods.  The Board considered that the Portfolio is managed by multiple Subadvisers.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians.
•	SA Multi-Managed Growth Portfolio (components subadvised by J.P. Morgan, MSIM, and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that the Portfolio is a multi-fund strategy and its costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that there is an expense limitation of 1.07%, 1.22% and 1.32% on Class 1, Class 2 and Class 3 shares, respectively. The Board further noted that SunAmerica had also contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 27 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board noted that the Portfolio has multiple Subadvisers and that a Subadviser was removed by management in 2019 due to performance. The Board took account of management’s discussion of the Portfolio’s performance, including its plan to address underperformance.
•	SA Multi-Managed Income Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted SunAmerica there is an expense limitation of 1.13%, 1.28% and 1.38% on Class 1, Class 2 and Class 3 shares, respectively. The Board further noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 13 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period.  The Board also noted that performance was above the median of its Performance Group for the ten-year period and below the medians for the one-, three- and five-year periods.  The Board noted that the Portfolio has multiple Subadvisers and that a Subadviser was removed by management in 2019 due to performance. The Board took into consideration management’s discussion of the Portfolio’s performance, including its plan to address underperformance.
•	SA Multi-Managed Income/Equity Portfolio (components subadvised by MSIM and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

additional expenses of multi-manager asset allocation and administration. The Board noted that there is an expense limitation of 1.13%, 1.28% and 1.38% on Class 1, Class 2 and Class 3 shares, respectively. The Board further noted that SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 6 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period.  The Board further considered that the Portfolio performed below the median of its Performance Universe for the one-, three-, five- and ten-year periods.  The Board noted that the Portfolio has multiple Subadvisers and that a Subadviser was removed by management in 2019 due to performance. The Board took into consideration management’s discussion of the Portfolio’s performance, including its plan to address underperformance.
•	SA Multi-Managed International Equity Portfolio (advised/subadvised by SunAmerica, SIMNA and T. Rowe Price). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three- and ten-year periods but above that index for five-year period.  The Board noted that the Portfolio performed below the medians of its Performance Universe for the same periods.  The Board considered that the Portfolio is managed by multiple Subadvisers and noted that management had replaced one of the Subadvisers in 2017.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Multi-Managed Large Cap Growth Portfolio (advised/subadvised by SunAmerica, GSAM and MSIM). The Board considered that the Portfolio’s actual management fees and total expenses were slightly above the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.73% of the Portfolio’s average daily net assets on the first $250 million, 0.67% on the next $250 million and 0.58% over $500 million.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that performance was below the medians of its Performance Group for the same periods.  The Board considered that the Portfolio is managed by multiple Subadvisers and noted that SunAmerica replaced one of the Subadvisers in May 2019. The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Multi-Managed Large Cap Value Portfolio (advised/subadvised by SunAmerica, American Century and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that performance was below the medians of its Performance Group for the same periods. The Board considered that the Portfolio is managed by multiple Subadvisers.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Multi-Managed Mid Cap Growth Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below the benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that performance was above the medians of the Portfolio’s Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Multi-Managed Mid Cap Value Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and MFS). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that performance was above the medians of the Portfolio’s Performance Group for the one-, three- and five-year periods and below the median for ten-year period.
•	SA Multi-Managed Moderate Growth Portfolio (components subadvised by J.P. Morgan, MSIM and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s report that, as a multi-fund strategy, the Portfolio’s costs reflect the additional expenses of multi-manager asset allocation and administration. The Board noted that there is an expense limitation of 1.04%, 1.19% and 1.29% on Class 1, Class 2 and Class 3 shares, respectively. The Board also noted SunAmerica had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 10 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and below that index for the three-year period.  The Board also considered that performance was below the medians of the Portfolio’s Performance Group for the one-, three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that the Portfolio has multiple Subadvisers and that one Subadviser was removed by management in 2019 due to performance. The Board took into consideration management’s discussion of the Portfolio’s performance, including its plan to address underperformance.
•	SA Multi-Managed Small Cap Portfolio (advised/subadvised by SunAmerica, J.P. Morgan and SIMNA). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and below the index for the one- and ten-year periods.  The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management had replaced one of the Subadvisers in 2019.
•	SA American Century Inflation Protection Portfolio (subadvised by American Century). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is voluntarily waiving 0.06% of is advisory fee.
     The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that American Century took over as Subadviser to the Portfolio in February 2022 and therefore performance is not fully reflective of the track record of the new Subadviser.
•	SA Putnam Asset Allocation Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has been waiving 15 basis points of the advisory fee pursuant to a contractual fee waiver agreement and at the Meeting agreed to increase that waiver such that the advisory fee paid to SunAmerica will be 0.67% on the first $250 million, 0.62% on the next $750 million and 0.55% over $1 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took into consideration management’s discussion of the Portfolio’s performance.
•	SA T. Rowe Price Growth Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses. The Board noted that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio’s performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took into consideration management’s discussion of the Portfolio’s performance, including its plan to address underperformance.
    The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.
    Cost of Services & Benefits Derived.
    With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee.  The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.
    In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant.  It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations.  In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios.  The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives.  It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers.  In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.
    Profitability and Economies of Scale.
    The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios.  The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies.  The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.  In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser.  Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.
    The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale.  It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase.  The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees.  It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity.  The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.  The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.
    The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.
    Terms of Advisory Contracts.
    The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above.  The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.  The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust.  The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.  The Board also considered other terms and conditions of the Advisory Contracts.
    Conclusions.
    In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that:  (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
J1906AR.21   (5/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EXHIBIT 99.CODEETH)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: June 6, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: June 6, 2025